UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  August 31

Date of reporting period:  February 29, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Multi-Manager Alternative Strategies Fund
Semiannual Report
February 29, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Multi-Manager Alternative Strategies Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Multi-Manager Alternative Strategies Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks capital appreciation with an emphasis on absolute (positive) returns.

Portfolio management
AlphaSimplex Group, LLC
Alexander Healy, Ph.D.
Kathryn Kaminski, Ph.D., CAIA
Philippe Lüdi, Ph.D., CFA
John Perry, Ph.D.
Robert Rickard
Crabel Capital Management, LLC
Michael Pomada
Grant Jaffarian
Manulife Investment Management (US) LLC
Christopher Chapman, CFA
Thomas Goggins
Bradley Lutz, CFA
Kisoo Park
TCW Investment Management Company LLC
Stephen Kane, CFA
Bryan Whalen, CFA
Jerry Cudzil
Ruben Hovhannisyan, CFA
Steve Purdy

Average annual total returns (%) (for the period ended February 29, 2024)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Institutional Class*	01/03/17	2.73	3.63	3.81	1.46
FTSE Three-Month U.S. Treasury Bill Index		2.78	5.45	2.02	1.35
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Returns shown for periods prior to the inception date of the Fund’s Institutional Class shares include the returns of the Fund’s Class A shares for the period prior to January 2, 2017. Class A shares were offered prior to the Fund’s Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Portfolio breakdown (%) (at February 29, 2024)
Asset-Backed Securities — Non-Agency	4.3
Commercial Mortgage-Backed Securities - Agency	0.3
Commercial Mortgage-Backed Securities - Non-Agency	3.2
Common Stocks	0.0 (a)
Convertible Bonds	1.0
Convertible Preferred Stocks	0.2
Corporate Bonds & Notes	22.3
Foreign Government Obligations	9.1
Money Market Funds(b)	31.3
Municipal Bonds	0.7
Residential Mortgage-Backed Securities - Agency	9.1
Residential Mortgage-Backed Securities - Non-Agency	11.0
Rights	0.1
Senior Loans	0.2
Treasury Bills	1.9
U.S. Treasury Obligations	5.3
Total	100.0

(a)	Rounds to zero.
(b)
Includes investments in Money Market Funds, including investing for the purpose of covering obligations relating to the Fund’s investment in derivatives. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the
Consolidated Portfolio of Investments and the derivative instruments discussion in
Note 2 to the Notes to Consolidated Financial Statements.

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Derivative breakdown (%) (at February 29, 2024)(a)
	Asset	Liability	Net
Forward foreign currency exchange contracts	0.26	(0.18)	0.08
Long futures contracts	1.15	(0.13)	1.02
Short futures contracts	0.35	(0.12)	0.23
Swap contracts	0.00 (b)	—	0.00 (b)
(a) Forward foreign currency exchange contracts, futures contracts and swap contracts are based upon unrealized appreciation (depreciation) as a percentage of net assets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments, and Note 2 of the Notes to Consolidated Financial Statements.
(b) Rounds to zero.
4
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2023 — February 29, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Institutional Class	1,000.00	1,000.00	1,027.30	1,018.35	6.60	6.57	1.31
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates, and to group retirement plan recordkeeping platforms that have an agreement with (i) Columbia Management Investment Distributors, Inc. or an affiliate thereof that specifically authorizes the group retirement plan recordkeeper to offer and/or service Institutional 3 Class shares within such platform, provided also that Fund shares are held in an omnibus account and (ii) Wilshire Associates, appointed or serving as investment manager or consultant to the recordkeeper’s group retirement plan platform. The Fund does not currently offer Institutional 3 Class shares. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024
5

Consolidated Portfolio of Investments
February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities — Non-Agency 4.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aligned Data Centers Issuer LLC(a)
Series 2021-1A Class A2
08/15/2046	1.937%	388,000	350,651
Allegro CLO Ltd.(a),(b),(c)
Series 2016 Class C
3-month Term SOFR + 2.700% Floor 2.700% 04/25/2037	0.000%	550,000	550,000
Allegro CLO XII Ltd.(a),(b)
Series 2020-1A Class B
3-month Term SOFR + 1.962% Floor 1.700% 01/21/2032	7.279%	250,000	250,021
AMMC CLO Ltd.(a),(b)
Series 2016-18A Class BR
3-month Term SOFR + 1.862% Floor 1.600% 05/26/2031	7.185%	600,000	600,061
Series 2021-24A Class B
3-month Term SOFR + 2.012% Floor 1.750% 01/20/2035	7.329%	350,000	350,219
BlueMountain CLO Ltd.(a),(b)
Series 2016-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 11/15/2030	7.269%	525,000	525,045
BlueMountain Fuji US CLO I Ltd.(a),(b)
Series 2017-1A Class BR
3-month Term SOFR + 1.762% Floor 1.500% 07/20/2029	7.079%	375,000	374,634
BlueMountain Fuji US CLO II Ltd.(a),(b)
Series 2017-2A Class A2
3-month Term SOFR + 1.862% Floor 1.600% 10/20/2030	7.179%	500,000	499,662
Carvana Auto Receivables Trust(a),(d),(e),(f)
Series 2023-N3 Class R
09/10/2030	0.000%	2,000	450,000
Cedar Funding VII CLO Ltd.(a),(b)
Series 207 Class B
3-month Term SOFR + 1.662% Floor 1.400% 01/21/2031	6.979%	500,000	497,638
CIFC Funding Ltd.(a),(b)
Series 2023-2A Class B
3-month Term SOFR + 2.600% Floor 2.600% 01/21/2037	7.934%	450,000	450,101
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Conseco Finance Corp.(g)
Series 2096-9 Class M1
08/15/2027	7.630%	8,110	8,109
Conseco Finance Securitizations Corp.(b)
Series 2001-4 Class M1
1-month Term SOFR + 1.864% Floor 1.750%, Cap 15.000% 09/01/2033	7.190%	293,633	288,979
DataBank Issuer LLC(a)
Series 2023-1 Class A2
02/25/2053	5.116%	130,000	120,490
DB Master Finance LLC(a)
Series 2019-1A Class A2II
05/20/2049	4.021%	181,450	175,195
Dryden CLO Ltd.(a),(b)
Series 2020-85A Class AR
3-month Term SOFR + 1.412% Floor 1.150% 10/15/2035	6.726%	800,000	801,204
Golub Capital Partners CLO 54M LP(a),(b)
Series 2021-54A Class A
3-month Term SOFR + 1.792% Floor 1.530% 08/05/2033	7.064%	450,000	449,434
J.G. Wentworth XXXVII LLC(a)
Subordinated Series 2016-1A Class B
06/17/2069	5.190%	630,607	579,514
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	184,405	184,231
JPMorgan Mortgage Acquisition Trust(b)
Series 2007-CH5 Class M1
1-month Term SOFR + 0.384% Floor 0.270% 06/25/2037	5.705%	325,000	308,499
LAD Auto Receivables Trust(a)
Subordinated Series 2023-2A Class D
02/15/2031	6.300%	550,000	538,783
Lehman XS Trust(b)
Series 2006-19 Class A3
1-month Term SOFR + 0.614% Floor 0.250% 12/25/2036	5.935%	665,778	576,192
MVW Owner Trust(a)
Series 2018-1A Class A
01/21/2036	3.450%	16,656	16,485
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Student Loan Trust(b)
Series 2014-1 Class A3
30-day Average SOFR + 0.624% Floor 0.510% 06/25/2031	5.946%	269,675	260,663
OCCU Auto Receivables Trust(a)
Series 2022-1 Class A3
10/15/2027	5.500%	350,000	349,449
OCP CLO Ltd.(a),(b)
Series 2021-21A Class B
3-month Term SOFR + 1.962% Floor 1.700% 07/20/2034	7.279%	300,000	300,011
OHA Credit Funding Ltd.(a),(b)
Series 2020-7A Class AR
3-month Term SOFR + 1.300% Floor 1.300% 02/24/2037	6.610%	475,000	475,238
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2021-1A Class A2
3-month Term SOFR + 2.012% Floor 1.750% 01/20/2034	7.329%	250,000	249,991
Rad CLO Ltd.(a),(b)
Series 2023-22A Class D
3-month Term SOFR + 5.000% Floor 5.000% 01/20/2037	10.372%	250,000	250,560
Rad CLO Ltd.(a),(b),(c)
Series 2024-7A Class B1R
3-month Term SOFR + 1.900% Floor 1.900% 04/17/2036	7.250%	500,000	500,476
RASC Trust(b)
Series 2007-KS1 Class A4
1-month Term SOFR + 0.334% Floor 0.220%, Cap 14.000% 01/25/2037	5.875%	1,183,480	1,109,408
Rockford Tower CLO Ltd.(a),(b)
Series 2021-1A Class B
3-month Term SOFR + 1.912% Floor 1.650% 07/20/2034	7.229%	448,279	447,838
Sabey Data Center Issuer LLC(a)
Series 2020-1 Class A2
04/20/2045	3.812%	470,000	454,218
Saxon Asset Securities Trust(b)
Series 2007-2 Class A2D
1-month Term SOFR + 0.414% Floor 0.300% 05/25/2047	5.735%	558,100	387,680
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Student Loan Trust(b)
Series 2008-2 Class B
90-day Average SOFR + 1.462% Floor 1.200% 01/25/2083	6.823%	740,000	708,208
Series 2008-4 Class A4
90-day Average SOFR + 1.912% Floor 1.650% 07/25/2026	7.273%	192,279	192,432
Series 2008-7 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	7.473%	500,000	470,059
Series 2012-1 Class A3
30-day Average SOFR + 1.064% Floor 0.950% 09/25/2028	6.386%	295,617	289,283
Subordinated Series 2004-10 Class B
90-day Average SOFR + 0.632% Floor 0.370% 01/25/2040	5.993%	272,817	248,325
Subordinated Series 2012-7 Class B
30-day Average SOFR + 1.914% Floor 1.800% 09/25/2043	7.236%	550,000	504,572
Taco Bell Funding LLC(a)
Series 2016-1A Class A23
05/25/2046	4.970%	553,125	544,813
TAL Advantage VII LLC(a)
Series 2020-1A Class A
09/20/2045	2.050%	294,975	266,387
Textainer Marine Containers VII Ltd.(a)
Series 2021-2A Class A
04/20/2046	2.230%	599,333	529,832
Textainer Marine Containers VIII Ltd.(a)
Series 2020-2A Class A
09/20/2045	2.100%	207,290	187,957
Series 2020-3A Class A
09/20/2045	2.110%	248,070	222,933
Tif Funding II LLC(a)
Series 2020-1A Class A
08/20/2045	2.090%	159,500	143,711
T-Mobile US Trust(a)
Series 2022-1A Class A
05/22/2028	4.910%	490,000	487,679
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024
7

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vantage Data Centers LLC(a)
Series 2020-1A Class A2
09/15/2045	1.645%	395,000	368,562
Total Asset-Backed Securities — Non-Agency (Cost $18,860,837)			18,895,432

Commercial Mortgage-Backed Securities - Agency 0.3%

Federal Home Loan Mortgage Corp. Multifamily Pass-Through REMIC Trust(g),(h)
Series 2019-P002 Class X
07/25/2033	1.138%	705,000	52,470
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(g),(h)
CMO Series K057 Class X1
07/25/2026	1.161%	5,088,190	106,384
Series 2018-K732 Class X3
05/25/2046	2.173%	1,350,000	39,078
Series K039 Class X3 (FHLMC)
08/25/2042	2.076%	1,520,000	25,001
Series K043 Class X3
02/25/2043	1.634%	3,951,044	52,878
Series K051 Class X3
10/25/2043	1.613%	2,100,000	52,192
Series K060 Class X3
12/25/2044	1.898%	1,350,000	61,810
Series K0728 Class X3
11/25/2045	1.995%	1,975,000	23,288
Series KC07 Class X1
09/25/2026	0.716%	3,846,940	44,052
Series KL05 Class X1HG
12/25/2027	1.223%	2,400,000	96,491
Series KLU3 Class X1
01/25/2031	1.934%	1,581,258	147,962
Series KS06 Class X
08/25/2026	1.071%	2,583,820	39,795
Series Q004 Class XFL
05/25/2044	0.000%	1,348,810	47,259
Federal National Mortgage Association(g),(h)
Series 2016-M11B Class X2
07/25/2039	3.053%	429,495	6,314
Series 2016-M4 Class X2
01/25/2039	2.677%	313,164	1,677
Series 2019-M29 Class X4
03/25/2029	0.700%	4,300,000	114,042
Freddie Mac Multifamily Structured Pass-Through Certificates(g),(h)
Series K096 Class X3 (FHLMC)
07/25/2029	2.042%	3,390,000	297,926
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FREMF Mortgage Trust(a),(b)
Subordinated Series 2019-KF71 Class B
30-day Average SOFR + 2.414% Floor 2.300% 10/25/2029	7.746%	283,850	261,273
Government National Mortgage Association(g),(h)
CMO Series 2014-103 Class IO
05/16/2055	0.191%	1,040,054	5,912
Series 2012-4 Class IO
05/16/2052	0.000%	1,703,925	17
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,965,176)			1,475,821

Commercial Mortgage-Backed Securities - Non-Agency 3.2%

225 Liberty Street Trust(a),(g),(h)
Series 2016-225L Class X
02/10/2036	0.875%	5,000,000	68,965
AREIT Trust(a),(b)
Subordinated Series 2019-CRE3 Class AS
1-month Term SOFR + 1.414% Floor 1.300% 09/14/2036	6.736%	348,074	341,589
BAMLL Commercial Mortgage Securities Trust(a),(g)
Series 2018-PARK Class A
08/10/2038	4.091%	95,000	87,837
BDS Ltd.(a),(b)
Series 2021-FL8 Class A
1-month Term SOFR + 1.034% Floor 0.920% 01/18/2036	6.354%	221,335	220,415
BFLD Trust(a),(b)
Series 2020-EYP Class A
1-month Term SOFR + 1.264% Floor 1.150% 10/15/2035	6.582%	480,000	386,612
Series 2021-FPM Class A
1-month Term SOFR + 1.714% Floor 1.600% 06/15/2038	7.032%	288,000	285,122
BOCA Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-BOCA Class B
1-month Term SOFR + 2.319% Floor 2.319% 05/15/2039	7.637%	100,000	100,062
BX Commercial Mortgage Trust(a),(b)
Series 2021-CIP Class A
1-month Term SOFR + 1.035% Floor 0.921% 12/15/2038	6.353%	250,000	246,875
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-VOLT Class A
1-month Term SOFR + 0.814% Floor 0.700% 09/15/2036	6.132%	385,000	380,647
Subordinated CMO Series 2021-VOLT Class F
1-month Term SOFR + 2.514% Floor 2.400% 09/15/2036	7.832%	245,000	241,481
BX Trust(a),(b),(c)
1-month Term SOFR + 2.090% Floor 2.090% 03/15/2026	7.340%	356,000	355,101
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	225,000	199,113
Series 2022-CLS Class A
10/13/2027	5.760%	150,000	149,144
BX Trust(a),(b)
Series 2022-GPA Class A
1-month Term SOFR + 2.165% Floor 2.165% 08/15/2039	7.488%	491,193	492,422
Subordinated Series 2021-LBA Class EJV
1-month Term SOFR + 2.114% Floor 2.000% 02/15/2036	7.432%	240,000	236,363
Subordinated Series 2022-GPA Class B
1-month Term SOFR + 2.664% Floor 2.664% 08/15/2041	7.978%	119,077	119,375
Subordinated Series 2024-BIO Class D
1-month Term SOFR + 3.639% 02/15/2041	8.939%	463,000	462,711
CAMB Commercial Mortgage Trust(a),(b)
Series 2019-LIFE Class A
1-month Term SOFR + 1.184% Floor 1.070% 12/15/2037	6.701%	330,000	329,897
Citigroup Commercial Mortgage Trust(g),(h)
Series 2016-P3 Class XA
04/15/2049	1.648%	8,682,740	184,790
Citigroup Commercial Mortgage Trust(a),(g)
Series 2023-SMRT Class A
06/10/2028	6.015%	135,000	136,461
COMM Mortgage Trust(a),(g),(h)
Series 2020-CBM Class XCP
02/10/2037	0.601%	3,134,666	11,771
Series 2020-SBX Class X
01/10/2038	0.585%	11,501,000	101,040
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Trust(g),(h)
Series 2012-CR4 Class XA
10/15/2045	1.144%	672,394	41
CoreVest American Finance Trust(a),(g),(h)
Series 2019-3 Class XA
10/15/2052	2.017%	147,325	2,184
Series 2020-1 Class XA
03/15/2050	2.509%	479,568	18,890
CoreVest American Finance Trust(a)
Series 2020-1 Class A2
03/15/2050	2.296%	265,000	239,774
Credit Suisse Mortgage Capital Certificates(a),(b)
Series 2019-ICE4 Class A
1-month Term SOFR + 1.027% Floor 0.980% 05/15/2036	6.345%	214,467	214,468
CSAIL Commercial Mortgage Trust(g),(h)
Series 2015-C3 Class XA
08/15/2048	0.661%	8,648,266	53,099
CSMC Trust(a),(g),(h)
Series 2021-980M Class X
07/15/2031	0.991%	6,982,000	141,804
CSMC Trust(a),(g)
Subordinated Series 2021-B33 Class B
10/10/2043	3.645%	423,000	358,934
Del Amo Fashion Center Trust(a),(g)
Subordinated Series 2017-AMO Class C
06/05/2035	3.636%	420,000	368,932
DROP Mortgage Trust(a),(b)
Subordinated Series 2021-FILE Class B
1-month Term SOFR + 1.814% Floor 1.700% 10/15/2043	7.132%	400,000	369,000
ELP Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-ELP Class C
1-month Term SOFR + 1.434% Floor 1.320% 11/15/2038	6.752%	349,593	345,769
FirstKey Homes Trust(a)
Series 2020-SFR2 Class A
10/19/2037	1.266%	211,944	197,195
Fontainebleau Miami Beach Trust(a)
Subordinated Series 2019-FBLU Class B
12/10/2036	3.447%	435,810	424,238
Fontainebleau Miami Beach Trust(a),(g)
Subordinated Series 2019-FBLU Class E
12/10/2036	3.963%	310,000	300,251
Grace Trust(a)
Subordinated Series 2020-GRCE Class B
12/10/2040	2.600%	500,000	401,800
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024
9

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Trust(a),(g),(h)
Series 2020-UPTN Class XA
02/10/2037	0.352%	1,750,000	3,966
Home Partners of America Trust(a)
Series 2019-1 Class B
09/17/2039	3.157%	78,321	71,804
Hudson Yards Mortgage Trust(a),(g)
Series 2019-55HY Class F
12/10/2041	2.943%	85,000	60,642
INTOWN Mortgage Trust(a),(b)
Subordinated Series 2022-STAY Class B
1-month Term SOFR + 3.286% Floor 3.286% 08/15/2037	8.620%	150,000	150,382
JPMBB Commercial Mortgage Securities Trust(g),(h)
Series 2014-C21 Class XA
08/15/2047	0.865%	655,472	464
Series 2014-C23 Class XA
09/15/2047	0.576%	2,316,836	3,315
Series 2014-C26 Class XA
01/15/2048	0.928%	4,675,548	13,688
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	375,000	334,731
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2022-NLP Class H
1-month Term SOFR + 5.010% Floor 5.010% 04/15/2037	10.328%	224,544	148,523
Life Mortgage Trust(a),(b)
Series 2022-BMR2 Class A1
1-month Term SOFR + 1.295% Floor 1.295% 05/15/2039	6.613%	385,000	381,630
Series 2022-BMR2 Class B
1-month Term SOFR + 1.794% Floor 1.794% 05/15/2039	7.112%	605,000	598,205
Morgan Stanley Bank of America Merrill Lynch Trust(g),(h)
Series 2015-C26 Class XA
10/15/2048	0.962%	8,790,834	67,269
Series 2016-C31 Class XA
11/15/2049	1.263%	2,049,806	51,042
Morgan Stanley Capital I Trust(a),(g)
Series 2018-MP Class A
07/11/2040	4.276%	212,000	188,079
Natixis Commercial Mortgage Securities Trust(a),(g),(h)
Series 2020-2PAC Class XA
12/15/2038	1.395%	937,398	6,696
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-2PAC Class XB
12/15/2038	0.957%	2,665,000	13,442
Natixis Commercial Mortgage Securities Trust(a),(g)
Subordinated Series 2018-ALXA Class E
01/15/2043	4.316%	60,000	43,499
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class AJ
1-month Term SOFR + 1.364% Floor 1.250% 01/15/2036	6.682%	372,000	354,395
Progress Residential Trust(a)
Subordinated Series 2021-SFR9 Class E1
11/17/2040	2.811%	910,000	766,955
SCOTT Trust(a)
Subordinated Series 2023-SFS Class AS
03/15/2040	6.204%	100,000	98,153
SFAVE Commercial Mortgage Securities Trust(a),(g)
Series 2015-5AVE Class A2A
01/05/2043	3.659%	425,000	331,741
Series 2015-5AVE Class A2B
01/05/2043	4.144%	35,000	27,471
Subordinated Series 2015-5AVE Class C
01/05/2043	4.388%	345,000	215,969
SMRT Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class B
1-month Term SOFR + 1.350% Floor 1.350% 01/15/2039	6.668%	350,000	343,875
Subordinated Series 2022-MINI Class E
1-month Term SOFR + 2.700% Floor 2.700% 01/15/2039	8.018%	350,000	337,750
STWD FL1 Ltd.(a),(b)
Series 2019 Class AS
1-month Term SOFR + 1.514% Floor 1.400% 07/15/2038	6.836%	398,000	392,143
VMC Finance LLC(a),(b)
Series 2021-FL4 Class B
1-month Term SOFR + 1.914% Floor 1.800% 06/18/2036	7.236%	299,000	278,149
Wells Fargo Commercial Mortgage Trust(a),(g)
Subordinated Series 2019-JDWR Class D
09/15/2031	3.326%	425,000	389,054
WF-RBS Commercial Mortgage Trust(g),(h)
Series 2014-C24 Class XA
11/15/2047	0.833%	2,300,953	4,352
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $15,113,149)			14,251,556
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Financial Services 0.0%
Intelsat Emergence SA(i)	5,865	160,739
Total Financials		160,739
Total Common Stocks (Cost $199,371)		160,739

Convertible Bonds 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.3%
Air Canada
07/01/2025	4.000%	210,000	222,360
American Airlines Group, Inc.
07/01/2025	6.500%	490,000	574,525
Southwest Airlines Co.
05/01/2025	1.250%	390,000	419,835
Total			1,216,720
Cable and Satellite 0.2%
Liberty Broadband Corp.(a)
03/31/2053	3.125%	755,000	711,752
Liberty Media Corp.(a)
09/30/2053	2.375%	185,000	203,408
Total			915,160
Consumer Cyclical Services 0.1%
Uber Technologies, Inc.(a)
12/01/2028	0.875%	311,000	389,838
Electric 0.2%
CenterPoint Energy, Inc.(a)
08/15/2026	4.250%	485,000	478,210
Emera, Inc.(j)
Junior Subordinated
06/15/2076	6.750%	555,000	545,374
Total			1,023,584
Lodging 0.1%
Marriott Vacations Worldwide Corp.
12/15/2027	3.250%	335,000	301,333
Other Financial Institutions 0.0%
Sunac China Holdings Ltd.(a),(k)
09/30/2032	1.000%	21,739	1,448
Other Utility 0.1%
American Water Capital Corp.(a)
06/15/2026	3.625%	365,000	354,050
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.0%
Burlington Stores, Inc.(a)
12/15/2027	1.250%	235,000	277,108
Total Convertible Bonds (Cost $4,384,173)			4,479,241

Convertible Preferred Stocks 0.2%
Issuer		Shares	Value ($)
Utilities 0.2%
Electric Utilities 0.2%
NextEra Energy, Inc.	6.926%	18,995	661,976
Total Utilities			661,976
Total Convertible Preferred Stocks (Cost $858,694)			661,976

Corporate Bonds & Notes(l) 22.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
ABS Other 0.2%
American Tower Trust #1(a)
03/15/2028	5.490%		410,000	410,193
SBA Tower Trust(a)
01/15/2028	6.599%		240,000	242,014
Total				652,207
Aerospace & Defense 0.5%
Airbus SE(a)
06/09/2030	1.625%	EUR	100,000	98,048
Boeing Co. (The)
05/01/2030	5.150%		940,000	924,140
05/01/2050	5.805%		290,000	278,708
TransDigm, Inc.(a)
08/15/2028	6.750%		260,000	263,219
12/01/2031	7.125%		620,000	636,455
Total				2,200,570
Airlines 0.6%
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%		168,625	154,053
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%		322,500	319,588
04/20/2029	5.750%		280,000	273,817
Delta Air Lines Pass-Through Trust
06/10/2028	2.500%		82,049	73,350
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024
11

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Delta Air Lines, Inc.
10/28/2024	2.900%		105,000	102,968
01/15/2026	7.375%		185,000	191,003
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%		1,214,000	1,186,077
JetBlue Pass-Through Trust
Series 2020-1 Class A
11/15/2032	4.000%		321,476	293,467
Singapore Airlines Ltd.(a)
01/19/2029	3.375%		200,000	184,789
Total				2,779,112
Apartment REIT 0.1%
American Homes 4 Rent LP
04/15/2052	4.300%		210,000	163,906
Invitation Homes Operating Partnership LP
04/15/2032	4.150%		13,000	11,748
08/15/2033	5.500%		60,000	59,260
01/15/2034	2.700%		190,000	147,866
Total				382,780
Automotive 0.4%
Allison Transmission. Inc.(a)
01/30/2031	3.750%		100,000	86,510
Ford Motor Co.
02/12/2032	3.250%		680,000	558,206
Ford Motor Credit Co. LLC
06/14/2024	2.748%	GBP	100,000	125,153
05/28/2027	4.950%		430,000	418,033
02/16/2028	2.900%		200,000	179,292
06/17/2031	3.625%		200,000	170,464
Total				1,537,658
Banking 3.6%
American Express Co.(j),(m)
	3.550%		85,000	76,905
Bank of America Corp.(j),(m)
	4.375%		80,000	73,942
Bank of America Corp.(j)
10/01/2025	3.093%		345,000	339,663
12/06/2025	1.530%		120,000	116,182
02/04/2028	2.551%		110,000	101,731
06/14/2029	2.087%		50,000	43,877
10/24/2031	1.922%		765,000	617,313
04/22/2032	2.687%		900,000	753,283
Bank of Montreal(j)
11/26/2082	7.325%	CAD	300,000	222,914
Bank of Nova Scotia (The)(j)
10/27/2082	8.625%		415,000	427,513
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Capital One Financial Corp.(j)
11/02/2027	1.878%		215,000	195,083
Citigroup, Inc.(j)
05/01/2025	0.981%		440,000	436,154
11/05/2030	2.976%		100,000	88,218
06/03/2031	2.572%		10,000	8,459
11/03/2032	2.520%		420,000	340,861
01/25/2033	3.057%		115,000	96,622
Comerica, Inc.(j),(m)
	5.625%		95,000	90,467
Credit Suisse Group AG(a),(j)
09/11/2025	2.593%		180,000	176,918
11/15/2033	9.016%		875,000	1,052,615
Goldman Sachs Group, Inc. (The)(j)
12/09/2026	1.093%		1,745,000	1,616,873
01/27/2032	1.992%		500,000	400,868
Goldman Sachs Group, Inc. (The)(a)
01/26/2028	0.250%	EUR	15,000	14,295
11/01/2028	2.000%	EUR	218,000	219,515
HSBC Holdings PLC(j)
05/24/2025	0.976%		40,000	39,539
06/04/2026	2.099%		720,000	688,590
05/24/2027	1.589%		125,000	114,424
08/17/2029	2.206%		115,000	99,840
05/24/2032	2.804%		215,000	177,657
JPMorgan Chase & Co.(j),(m)
	3.650%		85,000	79,397
JPMorgan Chase & Co.(j)
12/10/2025	1.561%		1,400,000	1,357,129
04/22/2027	1.578%		285,000	263,425
06/01/2029	2.069%		105,000	92,453
02/04/2032	1.953%		325,000	261,358
04/22/2032	2.580%		345,000	288,446
Lloyds Banking Group PLC(j)
11/07/2028	3.574%		185,000	172,537
Morgan Stanley(j)
10/21/2025	1.164%		310,000	300,799
04/28/2026	2.188%		415,000	399,388
02/13/2032	1.794%		310,000	245,465
07/21/2032	2.239%		165,000	133,027
Subordinated
09/16/2036	2.484%		85,000	66,796
PNC Financial Services Group, Inc. (The)(j)
01/24/2034	5.068%		310,000	297,839
10/20/2034	6.875%		205,000	222,214
01/22/2035	5.676%		50,000	50,117
Popular, Inc.
03/13/2028	7.250%		215,000	217,435
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Santander UK Group Holdings PLC(j)
03/15/2025	1.089%		300,000	299,437
06/14/2027	1.673%		110,000	99,995
Toronto-Dominion Bank (The)
09/09/2025	2.667%	CAD	601,000	427,949
Toronto-Dominion Bank (The)(j)
10/31/2082	8.125%		430,000	447,850
US Bancorp(j),(m)
	3.700%		185,000	158,046
Wells Fargo & Co.(j)
02/11/2026	2.164%		545,000	527,309
06/02/2028	2.393%		140,000	127,701
02/11/2031	2.572%		180,000	153,539
03/02/2033	3.350%		820,000	703,566
Total				16,023,538
Brokerage/Asset Managers/Exchanges 0.1%
Intercontinental Exchange, Inc.
09/15/2032	1.850%		175,000	135,058
Jane Street Group/JSG Finance, Inc.(a)
11/15/2029	4.500%		195,000	179,456
Total				314,514
Building Materials 0.1%
Advanced Drainage Systems, Inc.(a)
06/15/2030	6.375%		70,000	70,266
Cemex SAB de CV(a)
07/11/2031	3.875%		505,000	439,874
Total				510,140
Cable and Satellite 1.0%
Cable One, Inc.(a)
11/15/2030	4.000%		260,000	196,307
Charter Communications Operating LLC/Capital
04/01/2031	2.800%		50,000	40,338
02/01/2032	2.300%		20,000	15,193
05/01/2047	5.375%		65,000	51,143
04/01/2048	5.750%		320,000	265,928
07/01/2049	5.125%		690,000	522,526
04/01/2051	3.700%		250,000	151,398
04/01/2053	5.250%		115,000	89,229
CSC Holdings LLC(a)
02/01/2028	5.375%		275,000	239,765
04/01/2028	7.500%		80,000	56,855
01/31/2029	11.750%		17,000	17,796
02/01/2029	6.500%		60,000	52,261
12/01/2030	4.625%		55,000	30,631
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%		150,000	141,682
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
LCPR Senior Secured Financing DAC(a)
07/15/2029	5.125%		200,000	168,043
SES GLOBAL Americas Holdings GP(a)
03/25/2044	5.300%		375,000	288,092
Sirius XM Radio, Inc.(a)
07/01/2030	4.125%		550,000	474,771
Tele Columbus AG(a)
05/02/2025	3.875%	EUR	100,000	66,996
Time Warner Cable LLC
09/01/2041	5.500%		540,000	444,942
Virgin Media Finance PLC(a)
07/15/2030	5.000%		400,000	345,105
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%		510,000	478,059
08/15/2030	4.500%		200,000	174,738
VZ Secured Financing BV(a)
01/15/2032	5.000%		340,000	290,977
Total				4,602,775
Chemicals 0.2%
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%		200,000	163,494
EverArc Escrow Sarl(a)
10/30/2029	5.000%		212,000	180,717
International Flavors & Fragrances, Inc.(a)
11/01/2030	2.300%		455,000	372,847
11/15/2040	3.268%		5,000	3,495
12/01/2050	3.468%		25,000	16,417
International Flavors & Fragrances, Inc.
06/01/2047	4.375%		5,000	3,737
09/26/2048	5.000%		180,000	150,933
Unifrax Escrow Issuer Corp.(a)
09/30/2029	7.500%		155,000	84,840
Total				976,480
Construction Machinery 0.3%
OT Merger Corp.(a)
10/15/2029	7.875%		267,000	162,056
United Rentals North America, Inc.
01/15/2028	4.875%		205,000	197,812
07/15/2030	4.000%		365,000	329,912
02/15/2031	3.875%		345,000	305,530
United Rentals North America, Inc.(a)
12/15/2029	6.000%		300,000	300,703
Total				1,296,013
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024
13

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
Match Group, Inc.(a)
08/01/2030	4.125%		150,000	132,343
Uber Technologies, Inc.(a)
11/01/2026	8.000%		145,000	147,478
VT Topco, Inc.(a)
08/15/2030	8.500%		175,000	182,446
WASH Multifamily Acquisition, Inc.(a)
04/15/2026	5.750%		145,000	140,751
Total				603,018
Consumer Products 0.2%
Edgewell Personal Care Co.(a)
06/01/2028	5.500%		94,000	91,770
Energizer Holdings, Inc.(a)
12/31/2027	6.500%		150,000	148,845
03/31/2029	4.375%		40,000	35,374
Newell Brands, Inc.
04/01/2046	5.750%		207,000	165,412
Prestige Brands, Inc.(a)
04/01/2031	3.750%		207,000	178,892
Spectrum Brands, Inc.(a)
07/15/2030	5.500%		85,000	83,303
03/15/2031	3.875%		45,000	42,744
Total				746,340
Diversified Manufacturing 0.0%
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
09/15/2027	0.375%	EUR	100,000	96,920
Electric 0.8%
AES Corp. (The)(a)
07/15/2030	3.950%		35,000	31,846
Alliant Energy Finance LLC(a)
03/01/2032	3.600%		305,000	262,089
Black Hills Corp.
05/15/2034	6.150%		260,000	267,054
DPL, Inc.
07/01/2025	4.125%		370,000	360,012
Duke Energy Progress LLC
03/15/2033	5.250%		215,000	214,645
12/01/2044	4.150%		225,000	184,425
E.ON SE(a)
11/07/2031	0.625%	EUR	170,000	147,843
FirstEnergy Corp.(j)
07/15/2027	4.150%		300,000	285,324
FirstEnergy Corp.
11/15/2031	7.375%		580,000	675,021
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%	229,000	206,818
Jersey Central Power & Light Co.(a)
04/01/2024	4.700%	330,000	329,648
NSTAR Electric Co.
05/15/2027	3.200%	520,000	495,383
Southern Co. (The)
07/01/2026	3.250%	184,000	176,009
Southwestern Electric Power Co.
11/01/2051	3.250%	85,000	55,605
Total			3,691,722
Environmental 0.0%
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	127,000	124,501
Finance Companies 0.3%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2028	3.000%	250,000	224,625
01/30/2032	3.300%	144,000	121,863
Air Lease Corp.
03/01/2025	3.250%	160,000	156,218
Avolon Holdings Funding Ltd.(a)
07/01/2024	3.950%	45,000	44,697
02/15/2025	2.875%	195,000	189,259
11/18/2027	2.528%	399,000	352,870
FirstCash, Inc.(a)
03/01/2032	6.875%	100,000	99,094
GGAM Finance Ltd.(a)
02/15/2027	8.000%	260,000	267,329
Total			1,455,955
Food and Beverage 1.1%
Becle SAB de CV(a)
10/14/2031	2.500%	205,000	160,454
Bimbo Bakeries USA, Inc.(a)
01/09/2036	5.375%	240,000	237,905
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	555,000	546,860
H-Food Holdings LLC/Hearthside Finance Co., Inc.(a)
06/01/2026	8.500%	145,000	5,823
JBS SA/Food Co./Finance, Inc.
12/01/2031	3.750%	400,000	339,921
01/15/2032	3.625%	440,000	369,983
04/01/2033	5.750%	170,000	164,822
JBS USA LUX SA/Food Co./Luxembourg SARL(a)
03/15/2034	6.750%	278,000	286,258
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co.
01/26/2039	6.875%	135,000	151,191
06/01/2046	4.375%	620,000	514,301
Kraft Heinz Foods Co.(a)
08/01/2039	7.125%	240,000	272,892
MARB BondCo PLC(a)
01/29/2031	3.950%	200,000	162,444
NBM US Holdings, Inc.(a)
05/14/2026	7.000%	200,000	200,010
Pilgrim’s Pride Corp.
04/15/2031	4.250%	150,000	134,016
05/15/2034	6.875%	200,000	210,577
Post Holdings, Inc.(a)
01/15/2028	5.625%	515,000	505,401
12/15/2029	5.500%	225,000	214,854
09/15/2031	4.500%	65,000	57,832
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	197,000	172,879
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	295,000	258,613
Total			4,967,036
Gaming 0.5%
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	191,000	183,547
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	105,000	103,913
06/01/2028	5.750%	80,000	79,429
01/15/2029	5.300%	130,000	126,247
01/15/2030	4.000%	20,000	17,998
01/15/2031	4.000%	105,000	92,574
MGM Resorts International
10/15/2028	4.750%	20,000	18,770
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	185,000	155,466
Premier Entertainment Sub LLC/Finance Corp.(a)
09/01/2031	5.875%	159,000	112,583
VICI Properties LP
02/15/2030	4.950%	29,000	27,679
05/15/2032	5.125%	692,000	649,912
VICI Properties LP/Note Co., Inc.(a)
01/15/2028	4.500%	29,000	27,557
12/01/2029	4.625%	185,000	172,236
08/15/2030	4.125%	450,000	404,132
Total			2,172,043
Health Care 1.2%
180 Medical, Inc.(a)
10/15/2029	3.875%	201,000	179,901
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Baylor Scott & White Holdings
11/15/2026	2.650%		500,000	462,032
Cano Health LLC(a)
10/01/2028	6.250%		55,000	4,222
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%		302,000	291,522
Embecta Corp.(a)
02/15/2030	5.000%		270,000	215,088
Hackensack Meridian Health, Inc.
07/01/2057	4.500%		300,000	257,027
HCA, Inc.
09/15/2025	7.580%		125,000	128,353
12/01/2027	7.050%		115,000	120,274
09/01/2028	5.625%		100,000	100,742
09/01/2030	3.500%		1,554,000	1,389,168
04/01/2034	5.600%		680,000	676,896
06/15/2047	5.500%		84,000	78,289
ModivCare Escrow Issuer, Inc.(a)
10/01/2029	5.000%		352,000	259,498
New York and Presbyterian Hospital (The)
08/01/2036	3.563%		390,000	333,568
Option Care Health, Inc.(a)
10/31/2029	4.375%		160,000	146,080
Prime Healthcare Services, Inc.(a)
11/01/2025	7.250%		187,000	186,551
Rede D’or Finance SARL(a)
01/22/2030	4.500%		200,000	178,762
Thermo Fisher Scientific, Inc.
03/01/2028	0.500%	EUR	315,000	304,464
Total				5,312,437
Healthcare Insurance 0.3%
Centene Corp.
12/15/2029	4.625%		55,000	52,084
02/15/2030	3.375%		650,000	573,461
10/15/2030	3.000%		585,000	499,627
03/01/2031	2.500%		445,000	364,573
Total				1,489,745
Healthcare REIT 0.1%
Healthcare Realty Holdings LP
01/15/2028	3.625%		63,000	57,636
03/15/2030	2.400%		40,000	32,225
03/15/2031	2.050%		56,000	42,622
Healthcare Trust of America Holdings LP
02/15/2030	3.100%		35,000	30,159
03/15/2031	2.000%		160,000	125,375
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024
15

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Physicians Realty LP
11/01/2031	2.625%		95,000	77,358
Total				365,375
Home Construction 0.0%
China Aoyuan Group, Ltd.(a),(n)
02/08/2024	0.000%		200,000	3,937
Independent Energy 1.2%
Aker BP ASA(a)
01/15/2030	3.750%		430,000	389,624
Civitas Resources, Inc.(a)
07/01/2031	8.750%		395,000	420,462
Continental Resources, Inc.(a)
01/15/2031	5.750%		481,000	471,574
04/01/2032	2.875%		713,000	572,602
Encana Corp.
08/15/2034	6.500%		360,000	377,104
02/01/2038	6.500%		260,000	266,203
EQT Corp.(a)
05/15/2031	3.625%		580,000	507,363
EQT Corp.
02/01/2034	5.750%		285,000	280,327
Medco Oak Tree Pte Ltd.(a)
05/14/2026	7.375%		440,000	440,059
Occidental Petroleum Corp.
08/15/2026	3.200%		100,000	94,150
09/01/2030	6.625%		580,000	610,343
01/01/2031	6.125%		285,000	291,949
05/01/2031	7.500%		195,000	215,409
Petrorio Luxembourg Sarl(a)
06/09/2026	6.125%		200,000	196,932
Southwestern Energy Co.(j)
01/23/2025	5.700%		4,000	3,978
Var Energi ASA(a)
01/15/2028	7.500%		200,000	211,182
Total				5,349,261
Integrated Energy 0.3%
Cenovus Energy, Inc.
02/07/2028	3.500%	CAD	115,000	81,179
06/15/2037	5.250%		25,000	23,253
11/15/2039	6.750%		878,000	951,575
06/15/2047	5.400%		105,000	96,407
Total				1,152,414
Leisure 0.2%
Carnival Corp.(a)
03/01/2027	5.750%		335,000	330,936
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	89,000	85,209
Royal Caribbean Cruises Ltd.(a)
08/15/2027	11.625%	63,000	68,145
04/01/2028	5.500%	495,000	487,205
Total			971,495
Life Insurance 0.1%
Athene Global Funding(a)
03/08/2027	3.205%	95,000	86,981
08/19/2028	1.985%	395,000	338,378
Total			425,359
Lodging 0.4%
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%	351,000	333,790
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%	483,000	412,617
Hyatt Hotels Corp.(j)
04/23/2030	5.750%	451,000	459,571
Travel + Leisure Co.(a)
07/31/2026	6.625%	150,000	151,542
12/01/2029	4.500%	380,000	348,533
Total			1,706,053
Media and Entertainment 0.5%
Netflix, Inc.
02/15/2025	5.875%	285,000	285,899
News Corp.(a)
05/15/2029	3.875%	590,000	535,289
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	30,000	24,900
Warnermedia Holdings, Inc.
03/15/2042	5.050%	305,000	255,988
03/15/2052	5.141%	813,000	660,153
WMG Acquisition Corp(a)
02/15/2031	3.000%	655,000	550,346
Total			2,312,575
Metals and Mining 0.5%
ATI, Inc.
08/15/2030	7.250%	92,000	94,616
Cleveland-Cliffs, Inc.(a)
04/15/2030	6.750%	1,045,000	1,037,402
Freeport-McMoRan, Inc.
08/01/2030	4.625%	265,000	252,655
11/14/2034	5.400%	135,000	131,094
03/15/2043	5.450%	815,000	759,231
Total			2,274,998
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
16
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 1.1%
Cheniere Energy Partners LP
03/01/2031	4.000%	735,000	656,445
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	65,000	66,766
Enbridge, Inc.
11/15/2029	3.125%	395,000	356,843
Enbridge, Inc.(j)
01/15/2084	8.500%	295,000	315,418
Energy Transfer LP(j),(m)
	6.625%	336,000	313,271
Energy Transfer LP(j)
05/15/2054	8.000%	350,000	363,637
Energy Transfer Partners LP
03/15/2045	5.150%	10,000	8,923
Ferrellgas LP/Finance Corp.(a)
04/01/2029	5.875%	194,000	184,265
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	169,888	145,724
Global Partners LP/Finance Corp.
01/15/2029	6.875%	150,000	147,854
Kinder Morgan, Inc.
12/01/2034	5.300%	145,000	141,314
NGL Energy Operating LLC/Finance Corp.(a)
02/15/2032	8.375%	70,000	71,138
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	100,000	93,535
05/15/2030	4.800%	100,000	92,633
Sunoco LP/Finance Corp.
05/15/2029	4.500%	225,000	207,840
TMS Issuer Sarl(a)
08/23/2032	5.780%	300,000	307,817
TransCanada PipeLines Ltd.
04/15/2030	4.100%	635,000	594,773
03/01/2034	4.625%	5,000	4,635
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	80,000	71,980
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	139,000	129,584
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	196,000	175,907
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	170,000	181,272
Western Midstream Operating LP(j)
02/01/2030	4.050%	445,000	411,701
Total			5,043,275
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.0%
KeySpan Gas East Corp.(a)
03/06/2033	5.994%	170,000	169,183
Office REIT 0.1%
Boston Properties LP
10/01/2026	2.750%	38,000	35,180
Hudson Pacific Properties LP
11/01/2027	3.950%	187,000	161,570
04/01/2029	4.650%	155,000	129,145
01/15/2030	3.250%	80,000	60,130
Total			386,025
Other Financial Institutions 0.1%
Greystar Real Estate Partners LLC(a)
09/01/2030	7.750%	87,000	90,699
Icahn Enterprises LP/Finance Corp.
09/15/2024	4.750%	50,000	49,746
05/15/2027	5.250%	190,000	174,463
02/01/2029	4.375%	58,000	48,921
Sunac China Holdings Ltd.(a),(k)
09/30/2025	6.000%	17,586	2,110
09/30/2026	6.250%	17,586	1,878
09/30/2027	6.500%	35,173	3,441
09/30/2028	6.750%	52,759	4,505
09/30/2029	7.000%	52,759	3,945
09/30/2030	7.250%	24,786	1,683
Total			381,391
Other Industry 0.3%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%	103,000	98,020
AECOM
03/15/2027	5.125%	540,000	528,842
Duke University
10/01/2046	3.299%	228,000	172,526
Massachusetts Institute of Technology
07/01/2050	2.989%	370,000	267,349
President and Fellows of Harvard College
10/15/2050	2.517%	505,000	330,397
Total			1,397,134
Other REIT 0.2%
American Assets Trust LP
02/01/2031	3.375%	155,000	125,376
Extra Space Storage LP
06/01/2031	2.550%	35,000	28,823
10/15/2031	2.400%	30,000	24,233
03/15/2032	2.350%	155,000	122,888
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024
17

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Host Hotels & Resorts LP
12/15/2029	3.375%		315,000	278,690
09/15/2030	3.500%		115,000	101,382
Lexington Realty Trust
09/15/2030	2.700%		135,000	111,386
Total				792,778
Packaging 0.6%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2028	3.250%		220,000	190,904
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2027	5.250%		206,000	149,370
08/15/2027	5.250%		20,000	14,428
Ball Corp.
03/15/2026	4.875%		86,000	85,171
03/15/2028	6.875%		365,000	374,027
08/15/2030	2.875%		945,000	799,897
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		51,000	49,848
07/15/2027	5.625%		125,000	123,338
Berry Global, Inc.(a)
04/15/2028	5.500%		360,000	357,981
01/15/2034	5.650%		20,000	19,739
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%		94,000	93,401
Sealed Air Corp.(a)
09/15/2025	5.500%		357,000	356,302
04/15/2029	5.000%		100,000	95,179
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		140,000	136,547
Total				2,846,132
Paper 0.0%
Clearwater Paper Corp.(a)
08/15/2028	4.750%		100,000	92,525
Graphic Packaging International LLC(a)
07/15/2027	4.750%		93,000	90,169
Total				182,694
Pharmaceuticals 0.4%
1375209 BC Ltd.(a)
01/30/2028	9.000%		180,000	175,825
Allergan Funding SCS
11/15/2028	2.625%	EUR	100,000	101,326
Bayer US Finance II LLC(a)
12/15/2025	4.250%		100,000	97,198
12/15/2028	4.375%		289,000	269,117
06/25/2038	4.625%		520,000	426,620
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%		250,000	207,160
Kevlar SpA(a)
09/01/2029	6.500%		296,000	266,401
Total				1,543,647
Property & Casualty 0.3%
Acrisure LLC/Finance, Inc.(a)
02/15/2029	4.250%		120,000	106,448
08/01/2029	6.000%		80,000	72,065
Aon Corp.
05/15/2030	2.800%		230,000	200,077
Berkshire Hathaway Finance Corp.
06/19/2039	2.375%	GBP	250,000	224,173
Farmers Exchange Capital III(a),(j)
Subordinated
10/15/2054	5.454%		300,000	246,897
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month Term SOFR + 2.552% 12/15/2024	7.936%		450,000	451,487
Total				1,301,147
Refining 0.1%
MC Brazil Downstream Trading SARL(a)
06/30/2031	7.250%		209,165	189,190
Restaurants 0.7%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%		325,000	302,720
02/15/2029	3.500%		670,000	604,200
10/15/2030	4.000%		870,000	764,374
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%		60,000	52,975
Yum! Brands, Inc.(a)
01/15/2030	4.750%		645,000	612,110
Yum! Brands, Inc.
03/15/2031	3.625%		780,000	684,719
01/31/2032	4.625%		300,000	275,300
Total				3,296,398
Retailers 0.1%
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%		88,000	90,095
Magic MergeCo, Inc.(a)
05/01/2029	7.875%		366,000	236,497
Total				326,592
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
18
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Stranded Utility 0.1%
Brazos Securitization LLC(a)
09/01/2031	5.014%		183,698	181,779
09/01/2050	5.413%		200,000	206,293
United Electric Securitization LLC(a)
06/01/2031	5.109%		93,580	92,245
Total				480,317
Supranational 1.0%
Asian Development Bank
10/14/2026	3.000%	AUD	135,000	85,070
Asian Infrastructure Investment Bank (The)(a)
12/15/2025	0.200%	GBP	245,000	285,190
European Investment Bank(a)
01/20/2032	0.250%	EUR	470,000	416,928
Inter-American Development Bank(a)
10/30/2025	2.750%	AUD	330,000	209,067
10/03/2030	4.700%	AUD	365,000	238,375
Inter-American Development Bank
01/29/2026	2.700%	AUD	138,000	87,089
03/01/2029	4.600%	CAD	230,000	174,621
International Bank for Reconstruction & Development
01/16/2025	1.900%	CAD	470,000	337,874
03/16/2026	1.250%	NOK	1,410,000	124,731
06/22/2026	5.000%	NZD	740,000	450,268
01/19/2027	1.800%	CAD	150,000	103,579
09/18/2030	4.250%	CAD	180,000	134,974
08/08/2034	1.200%	EUR	850,000	776,375
International Development Association(a)
02/17/2027	1.750%	NOK	900,000	79,229
International Finance Corp.
09/10/2025	0.375%	NZD	592,000	334,707
International Finance Corp.(a)
10/19/2028	4.600%	AUD	310,000	203,521
Nordic Investment Bank
04/10/2024	1.875%	NOK	3,100,000	290,982
08/23/2027	3.000%	NOK	1,480,000	134,037
Total				4,466,617
Technology 0.6%
CDW LLC/Finance Corp.
04/01/2028	4.250%		35,000	33,324
CommScope, Inc.(a)
09/01/2029	4.750%		139,000	95,201
Dell International LLC/EMC Corp.
07/15/2046	8.350%		275,000	348,326
Everi Holdings, Inc.(a)
07/15/2029	5.000%		195,000	193,290
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Fidelity National Information Services, Inc.
12/03/2028	1.000%	EUR	210,000	201,819
Gartner, Inc.(a)
10/01/2030	3.750%		140,000	123,951
MSCI, Inc.(a)
09/01/2030	3.625%		745,000	656,834
02/15/2031	3.875%		275,000	244,591
11/01/2031	3.625%		345,000	298,909
08/15/2033	3.250%		90,000	73,792
NCR Corp.(a)
10/01/2030	5.250%		75,000	67,806
Open Text Corp.(a)
12/01/2027	6.900%		70,000	72,303
Oracle Corp.
04/01/2027	2.800%		100,000	93,273
11/15/2047	4.000%		255,000	194,962
Total				2,698,381
Tobacco 0.2%
BAT Capital Corp.
08/15/2047	4.540%		10,000	7,453
03/16/2052	5.650%		140,000	122,894
Reynolds American, Inc.
08/15/2045	5.850%		660,000	598,095
Total				728,442
Transportation Services 0.0%
Hertz Corp (The)(a)
12/01/2029	5.000%		224,000	171,762
Wireless 1.1%
American Tower Corp.
01/15/2028	0.500%	EUR	100,000	95,355
06/15/2030	2.100%		175,000	144,040
04/15/2031	2.700%		300,000	251,634
Cellnex Telecom SA(a)
06/26/2029	1.875%	EUR	100,000	97,663
Crown Castle International Corp.
02/15/2028	3.800%		385,000	362,538
SBA Communications Corp.
02/15/2027	3.875%		890,000	840,383
02/01/2029	3.125%		380,000	336,443
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%		1,066,750	1,061,188
T-Mobile US, Inc.
04/15/2026	2.625%		119,000	112,740
04/15/2027	3.750%		20,000	19,173
02/01/2028	4.750%		118,000	116,111
02/15/2029	2.625%		90,000	79,933
04/15/2029	3.375%		250,000	229,620
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024
19

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
02/15/2031	2.875%		125,000	107,528
04/15/2031	3.500%		360,000	322,150
Vmed O2 UK Financing I PLC(a)
01/31/2031	3.250%	EUR	305,000	293,551
01/31/2031	4.250%		430,000	365,977
Total				4,836,027
Wirelines 0.2%
AT&T, Inc.
03/25/2024	0.900%		77,000	76,758
C&W Senior Financing DAC(a)
09/15/2027	6.875%		200,000	188,547
Cogent Communications Group, Inc.(a)
06/15/2027	7.000%		90,000	89,886
Front Range BidCo, Inc.(a)
03/01/2027	4.000%		118,000	98,277
Frontier Communications Corp.(a)
05/01/2028	5.000%		170,000	157,586
Frontier Communications Holdings LLC(a)
05/01/2029	6.750%		118,000	106,046
03/15/2031	8.625%		86,000	87,106
Northwest Fiber LLC/Finance Sub, Inc.(a)
04/30/2027	4.750%		140,000	135,115
02/15/2028	6.000%		77,000	73,952
Total				1,013,273
Total Corporate Bonds & Notes (Cost $102,530,226)				98,747,376

Foreign Government Obligations(l),(o) 9.1%

Australia 0.6%
Australia Government Bond(a)
12/21/2030	1.000%	AUD	295,000	158,548
New South Wales Treasury Corp.(a)
03/20/2025	1.250%	AUD	330,000	208,127
02/20/2032	1.500%	AUD	790,000	409,907
New South Wales Treasury Corp.
03/08/2033	2.000%	AUD	705,000	368,615
Queensland Treasury Corp.(a)
08/20/2027	2.750%	AUD	502,000	313,074
07/21/2036	5.250%	AUD	375,000	251,448
South Australian Government Financing Authority(a)
05/24/2038	4.750%	AUD	305,000	190,143
Treasury Corp. of Victoria
11/20/2034	2.250%	AUD	215,000	108,575
Treasury Corp. of Victoria(a)
09/15/2036	4.750%	AUD	375,000	236,398
Foreign Government Obligations(l),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Western Australian Treasury Corp.
10/22/2030	1.500%	AUD	590,000	322,588
Total				2,567,423
Austria 0.1%
Republic of Austria Government Bond(a)
02/20/2033	2.900%	EUR	485,000	525,514
Brazil 0.2%
Brazil Notas do Tesouro Nacional Series F
01/01/2025	10.000%	BRL	3,775,000	771,319
Brazilian Government International Bond
03/15/2034	6.125%		200,000	197,830
Total				969,149
Canada 0.8%
Canadian Government Bond
09/01/2024	1.500%	CAD	295,000	213,903
03/01/2025	1.250%	CAD	1,080,000	770,502
12/01/2030	0.500%	CAD	190,000	115,047
CPPIB Capital, Inc.(a)
12/01/2031	2.250%	CAD	155,000	100,433
Ontario Teachers’ Finance Trust(a)
04/16/2031	2.000%		465,000	388,314
Province of Alberta(a)
04/18/2025	0.625%	EUR	290,000	303,459
Province of British Columbia
07/06/2033	4.200%		205,000	198,100
Province of Ontario
12/02/2030	1.350%	CAD	1,109,000	689,779
06/02/2045	3.450%	CAD	380,000	244,662
Province of Quebec(a)
04/07/2025	0.200%	EUR	105,000	109,396
Province of Quebec
09/08/2033	4.500%		221,000	218,161
Total				3,351,756
Chile 0.2%
Corp. Nacional del Cobre de Chile(a)
02/02/2033	5.125%		200,000	187,586
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%		204,000	207,693
11/04/2044	4.875%		490,000	402,857
Total				798,136
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
20
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Foreign Government Obligations(l),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colombia 0.3%
Colombia Government International Bond
03/15/2029	4.500%		200,000	182,479
04/15/2031	3.125%		580,000	458,666
04/22/2032	3.250%		215,000	165,647
Ecopetrol SA
06/26/2026	5.375%		50,000	49,211
04/29/2030	6.875%		250,000	243,141
11/02/2031	4.625%		105,000	86,599
01/19/2036	8.375%		225,000	225,644
05/28/2045	5.875%		55,000	40,758
Total				1,452,145
Costa Rica 0.1%
Costa Rica Government International Bond(a)
04/03/2034	6.550%		200,000	206,017
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/30/2030	4.500%		200,000	181,556
Finland 0.2%
Finland Government Bond(a)
09/15/2033	3.000%	EUR	445,000	486,268
Kuntarahoitus Oyj(b)
3-month NIBOR + 1.250% 01/10/2025	5.960%	NOK	2,000,000	190,160
Total				676,428
Germany 0.2%
Bundesrepublik Deutschland Bundesanleihe(a),(f)
02/15/2031	0.000%	EUR	310,000	285,409
05/15/2035	0.000%	EUR	220,000	181,399
Bundesrepublik Deutschland Bundesanleihe(a)
07/04/2042	3.250%	EUR	130,000	153,998
Kreditanstalt fuer Wiederaufbau(a)
02/17/2027	2.875%	NOK	620,000	56,094
Total				676,900
Guatemala 0.1%
Guatemala Government Bond(a)
08/10/2029	5.250%		200,000	192,984
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%		200,000	156,342
India 0.4%
Export-Import Bank of India(a)
02/01/2028	3.875%		200,000	190,150
Foreign Government Obligations(l),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
India Government Bond
06/15/2025	5.220%	INR	30,950,000	365,002
04/08/2026	7.270%	INR	3,500,000	42,398
06/20/2027	7.380%	INR	30,330,000	369,129
04/10/2028	7.060%	INR	13,230,000	159,538
04/18/2029	7.100%	INR	16,170,000	195,125
10/07/2029	6.450%	INR	11,000,000	128,879
07/12/2031	6.100%	INR	7,990,000	90,844
02/06/2033	7.260%	INR	19,120,000	233,075
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	177,322
Total				1,951,462
Indonesia 1.4%
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%		200,000	196,451
Indonesia Government International Bond(a)
07/18/2024	2.150%	EUR	200,000	214,118
Indonesia Government International Bond
10/15/2030	3.850%		200,000	185,931
03/12/2033	1.100%	EUR	100,000	85,419
03/12/2051	3.050%		200,000	139,436
Indonesia Treasury Bond
06/15/2025	6.500%	IDR	6,127,000,000	390,202
09/15/2026	8.375%	IDR	4,278,000,000	284,799
04/15/2027	5.125%	IDR	1,504,000,000	92,542
05/15/2028	6.125%	IDR	773,000,000	48,629
08/15/2028	6.375%	IDR	11,991,000,000	762,174
03/15/2029	9.000%	IDR	2,298,000,000	161,556
02/15/2031	6.500%	IDR	10,212,000,000	647,436
05/15/2031	8.750%	IDR	4,550,000,000	325,044
04/15/2032	6.375%	IDR	7,840,000,000	493,487
05/15/2033	6.625%	IDR	2,025,000,000	128,853
06/15/2035	7.500%	IDR	1,095,000,000	74,146
05/15/2038	7.500%	IDR	4,489,000,000	303,619
Pertamina Persero PT(a)
07/30/2029	3.650%		200,000	185,561
Perusahaan Penerbit SBSN Indonesia III(a)
03/29/2027	4.150%		270,000	263,658
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%		485,000	479,328
PT Pertamina Persero(a)
08/25/2030	3.100%		200,000	176,002
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%		485,000	466,569
Total				6,104,960
Ireland 0.1%
Ireland Government Bond(a)
05/15/2029	1.100%	EUR	235,000	235,386
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024
21

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Foreign Government Obligations(l),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Israel 0.0%
Israel Electric Corp., Ltd.(a)
02/22/2032	3.750%		200,000	166,774
Italy 0.0%
Republic of Italy Government International Bond
02/17/2026	1.250%		200,000	184,822
Japan 0.2%
Japan Government Five-Year Bond
06/20/2025	0.100%	JPY	112,100,000	747,827
03/20/2027	0.005%	JPY	30,000,000	198,925
Total				946,752
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		215,000	208,677
Malaysia 0.5%
Malaysia Government Bond
03/14/2025	3.882%	MYR	970,000	205,519
07/15/2026	3.906%	MYR	965,000	205,512
11/30/2026	3.900%	MYR	1,040,000	221,816
11/16/2027	3.899%	MYR	1,300,000	277,348
06/15/2028	3.733%	MYR	1,280,000	270,897
04/15/2030	4.498%	MYR	1,505,000	329,840
04/15/2033	3.844%	MYR	1,488,000	312,898
07/05/2034	3.828%	MYR	1,015,000	212,950
Total				2,036,780
Mauritius 0.1%
Greenko Solar Mauritius Ltd.(a)
01/29/2025	5.550%		200,000	197,547
Greenko Wind Projects Mauritius Ltd.(a)
04/06/2025	5.500%		405,000	398,173
Total				595,720
Mexico 0.7%
Mexican Bonos
03/06/2025	5.000%	MXN	13,069,000	729,914
05/26/2033	7.500%	MXN	16,590,000	873,114
Mexico Government International Bond
05/24/2031	2.659%		475,000	393,294
05/29/2031	7.750%	MXN	15,730,000	854,047
02/12/2034	3.500%		200,000	165,299
Petroleos Mexicanos
02/12/2048	6.350%		19,000	11,627
Total				3,027,295
Foreign Government Obligations(l),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Netherlands 0.1%
BNG Bank NV(a)
07/17/2028	3.300%	AUD	630,000	390,757
Greenko Dutch BV(a)
03/29/2026	3.850%		185,000	174,442
Total				565,199
New Zealand 0.6%
New Zealand Government Bond
05/15/2024	0.500%	NZD	1,025,000	617,937
04/15/2025	2.750%	NZD	165,000	97,709
05/15/2026	0.500%	NZD	620,000	344,059
05/15/2034	4.250%	NZD	130,000	75,905
New Zealand Government Bond(a)
04/14/2033	3.500%	NZD	1,340,000	743,141
New Zealand Local Government Funding Agency Bond
08/01/2028	4.700%	AUD	295,000	192,820
04/14/2033	3.500%	NZD	417,000	220,218
New Zealand Local Government Funding Agency Bond(a)
05/15/2031	2.250%	NZD	380,000	190,709
05/15/2035	3.000%	NZD	350,000	168,495
Total				2,650,993
Norway 0.4%
Kommunalbanken AS
07/15/2024	5.250%	AUD	184,000	119,862
07/16/2025	4.250%	AUD	280,000	181,394
Norway Government Bond(a)
03/13/2025	1.750%	NOK	6,410,000	587,792
02/17/2027	1.750%	NOK	1,455,000	128,801
09/17/2031	1.250%	NOK	4,300,000	337,992
05/18/2032	2.125%	NOK	4,615,000	383,169
Total				1,739,010
Panama 0.0%
Panama Government International Bond
01/23/2030	3.160%		200,000	164,340
Paraguay 0.0%
Paraguay Government International Bond(a)
04/28/2031	4.950%		200,000	191,418
Peru 0.0%
Peruvian Government International Bond
01/23/2031	2.783%		150,000	127,594
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
22
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Foreign Government Obligations(l),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Philippines 0.5%
Philippine Government Bond
08/12/2025	2.625%	PHP	33,665,000	570,160
09/09/2025	3.625%	PHP	9,490,000	162,709
08/22/2028	6.125%	PHP	14,640,000	259,920
09/15/2032	6.750%	PHP	20,280,000	373,422
09/30/2035	8.000%	PHP	4,700,000	95,740
Philippine Government International Bond
05/17/2027	0.875%	EUR	535,000	528,026
05/05/2030	2.457%		300,000	258,257
01/14/2036	6.250%	PHP	10,000,000	166,177
Total				2,414,411
Poland 0.0%
Republic of Poland Government International Bond
10/04/2033	4.875%		155,000	151,759
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2049	4.817%		280,000	259,357
Qatar Petroleum(a)
07/12/2031	2.250%		465,000	386,646
QNB Finance Ltd.(a)
03/28/2024	3.500%		200,000	199,570
Total				845,573
Romania 0.0%
Romanian Government International Bond(a)
02/14/2031	3.000%		200,000	166,110
Saudi Arabia 0.1%
Gaci First Investment Co.(a)
10/13/2032	5.250%		200,000	200,293
Singapore 0.1%
Singapore Government Bond
09/01/2033	3.375%	SGD	495,000	376,268
South Africa 0.0%
Republic of South Africa Government International Bond
06/22/2030	5.875%		200,000	185,280
South Korea 0.5%
Korea Treasury Bond
03/10/2027	2.375%	KRW	1,604,270,000	1,182,019
06/10/2027	2.125%	KRW	316,190,000	228,990
09/10/2027	3.125%	KRW	232,900,000	175,629
12/10/2029	1.375%	KRW	161,100,000	108,183
12/10/2032	4.250%	KRW	258,380,000	206,375
06/10/2033	3.250%	KRW	679,000,000	502,950
Total				2,404,146
Foreign Government Obligations(l),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Arab Emirates 0.1%
Abu Dhabi Government International Bond(a)
04/16/2050	3.875%		200,000	158,846
Finance Department Government of Sharjah(a)
11/23/2032	6.500%		200,000	205,536
Total				364,382
United Kingdom 0.2%
United Kingdom Gilt(a)
01/31/2025	0.250%	GBP	240,492	291,478
12/07/2027	4.250%	GBP	280,000	355,093
01/31/2029	0.500%	GBP	95,000	101,175
Total				747,746
Total Foreign Government Obligations (Cost $41,958,206)				40,507,500

Municipal Bonds 0.7%
Issue Description	Coupon Rate		Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2020B
10/01/2035	2.857%		85,000	69,059
Higher Education 0.2%
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Vassar College Project
Series 2020
07/01/2049	4.000%		25,000	24,181
University of Nebraska Facilities Corp.
Refunding Revenue Bonds
Taxable
Series 2019A
10/01/2049	3.037%		90,000	66,769
University of Texas System (The)
Refunding Revenue Bonds
Taxable
Series 2020B
08/15/2049	2.439%		755,000	479,528
University of Virginia
Refunding Revenue Bonds
Taxable
Series 2020
09/01/2050	2.256%		560,000	341,260
Total				911,738
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024
23

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 0.0%
South Carolina Public Service Authority
Revenue Bonds
Taxable - Santee Cooper
Series 2009
01/01/2030	5.740%	65,000	66,158
Local Appropriation 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority
Series 2023
12/01/2039	5.198%	210,000	212,226
Scago Public Facilities Corp.
Revenue Bonds
Georgetown County Project
Series 2024
06/01/2043	4.000%	25,000	24,780
Total			237,006
Local General Obligation 0.0%
Bowling Green City School District(c)
Unlimited General Obligation Bonds
Series 2024B
10/01/2053	4.125%	65,000	63,583
City of Norfolk
Unlimited General Obligation Bonds
Taxable
Series 2021
10/01/2031	1.804%	105,000	85,837
Total			149,420
Municipal Power 0.1%
City of San Antonio Electric & Gas Systems
Revenue Bonds
Series 2010 (BAM)
02/01/2041	5.718%	60,000	61,964
Texas Natural Gas Securitization Finance
Customer Rate Relief Bonds
Winter Storm Uri
Series 2023
04/01/2041	5.169%	460,000	466,440
Total			528,404
Sales Tax 0.0%
Massachusetts School Building Authority
Refunding Revenue Bonds
Taxable
Series 2020C
05/15/2043	2.950%	75,000	56,663
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.1%
City of Wilson(c)
Revenue Bonds
Series 2024
10/01/2040	4.000%	25,000	25,521
10/01/2044	4.000%	20,000	20,020
State Board of Administration Finance Corp.
Revenue Bonds
Taxable
Series 2020A
07/01/2030	2.154%	312,000	263,702
Total			309,243
State General Obligation 0.1%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Taxable - Consolidated Loan
Series 2019H
09/01/2049	2.900%	375,000	261,987
State of Texas
Unlimited General Obligation Bonds
Taxable
Series 2023
10/01/2043	5.235%	250,000	251,122
Total			513,109
Student Loan 0.1%
Massachusetts Educational Financing Authority
Revenue Bonds
Taxable
Series 2023A
07/01/2044	5.950%	235,000	235,270
Water & Sewer 0.0%
City of Missoula Water System
Revenue Bonds
Series 2019A
07/01/2039	5.000%	15,000	16,035
Massachusetts Water Resources Authority
Revenue Bonds
Taxable
Series 2019E
08/01/2039	3.124%	225,000	180,736
Total			196,771
Total Municipal Bonds (Cost $3,309,386)			3,272,841

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
24
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency 9.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2052- 05/01/2052	2.000%	1,466,570	1,154,714
05/01/2052	2.500%	1,373,869	1,129,672
05/01/2052- 10/01/2052	3.000%	1,995,378	1,708,137
08/01/2052- 10/01/2052	4.000%	1,673,754	1,540,660
08/01/2052	4.500%	316,812	300,093
08/01/2052- 08/01/2053	5.000%	2,683,898	2,609,466
11/01/2052- 09/01/2053	5.500%	2,038,408	2,037,212
Federal National Mortgage Association
12/01/2051- 04/01/2052	2.000%	1,460,992	1,150,644
08/01/2052	3.000%	2,032,471	1,740,697
08/01/2052	4.000%	314,322	289,354
09/01/2052- 09/01/2053	4.500%	6,118,466	5,797,240
10/01/2052- 09/01/2053	5.500%	2,482,076	2,461,506
11/01/2052- 04/01/2053	5.000%	442,899	432,748
05/01/2053	2.500%	1,592,785	1,312,355
Federal National Mortgage Association(p)
05/01/2053	5.500%	65,792	65,609
Federal National Mortgage Association(b)
CMO Series 2013-5 Class GF
30-day Average SOFR + 1.214% Floor 1.100%, Cap 5.000% 10/25/2042	5.000%	207,549	199,401
Government National Mortgage Association(h)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	534,913	111,468
CMO Series 2018-63 Class IO
09/20/2047	4.000%	719,902	111,893
Government National Mortgage Association TBA(c)
03/20/2054	4.500%	2,350,000	2,243,985
03/20/2054	5.000%	2,125,000	2,075,495
03/20/2054	5.500%	1,325,000	1,316,149
Uniform Mortgage-Backed Security TBA(c)
03/13/2054	2.000%	1,700,000	1,335,628
03/13/2054	2.500%	1,600,000	1,314,416
03/13/2054	3.000%	1,725,000	1,475,249
03/13/2054- 04/11/2054	4.000%	4,050,000	3,726,368
03/13/2054	4.500%	3,000,000	2,839,583
Total Residential Mortgage-Backed Securities - Agency (Cost $40,489,982)			40,479,742

Residential Mortgage-Backed Securities - Non-Agency 10.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ABFC Trust(b)
CMO Series 2007-WMC1 Class A1A
1-month Term SOFR + 1.364% Floor 1.250% 06/25/2037	6.685%	607,081	411,825
Adjustable Rate Mortgage Trust(b)
CMO Series 2005-9 Class 5A3
1-month Term SOFR + 0.754% Floor 0.320%, Cap 11.000% 11/25/2035	6.075%	50,903	50,202
Alternative Loan Trust(g)
CMO Series 2005-43 Class 1A
10/25/2035	3.981%	160,902	136,750
Alternative Loan Trust(b)
CMO Series 2005-59 Class 1A1
1-month Term SOFR + 0.774% Floor 0.660%, Cap 11.000% 11/20/2035	6.090%	702,917	624,113
CMO Series 2007-OH3 Class A1B
1-month Term SOFR + 0.554% Floor 0.440%, Cap 10.000% 09/25/2047	5.875%	429,355	381,876
American Home Mortgage Investment Trust(b)
CMO Series 2005-1 Class 6A
6-month Term SOFR + 2.428% Floor 2.000% 06/25/2045	7.715%	64,996	64,094
Arroyo Mortgage Trust(a),(g)
CMO Series 2019-1 Class A1
01/25/2049	3.805%	50,325	46,939
Banc of America Funding Trust(b)
CMO Series 2005-B Class 3M1
1-month Term SOFR + 0.789% Floor 0.450%, Cap 11.000% 04/20/2035	6.109%	63,661	63,465
Banc of America Funding Trust(a),(g)
Subordinated CMO Series 2014-R6 Class 2A13
07/26/2036	5.710%	457,465	450,034
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR3 Class 1A1
1-month Term SOFR + 0.294% Floor 0.180%, Cap 10.500% 10/25/2036	5.795%	262,007	215,290
CMO Series 2006-AR4 Class A1
1-month Term SOFR + 0.534% Floor 0.210%, Cap 10.500% 12/25/2036	5.855%	363,785	336,621
CMO Series 2007-AR3 Class 21A1
1-month Term SOFR + 0.414% Floor 0.150%, Cap 10.500% 04/25/2037	5.735%	283,640	244,384
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024
25

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-AR5 Class 2A2
1-month Term SOFR + 0.344% Floor 0.230%, Cap 10.500% 06/25/2037	5.665%	826,874	704,509
BRAVO Residential Funding Trust(a),(g)
CMO Series 2021-A Class A1
10/25/2059	1.991%	688,694	678,066
Carrington Mortgage Loan Trust(b)
CMO Series 2007-FRE1 Class A3
1-month Term SOFR + 0.374% Floor 0.260%, Cap 14.500% 02/25/2037	5.955%	648,560	594,974
Centex Home Equity Loan Trust(b)
CMO Series 2005-A Class M1
1-month Term SOFR + 0.834% Floor 0.480% 01/25/2035	6.155%	149,577	148,555
CMO Series 2005-D Class M4
1-month Term SOFR + 1.029% Floor 0.610% 10/25/2035	6.350%	5,938	5,936
CIM Trust(a),(g)
CMO Series 2020-R6 Class A1
12/25/2060	2.250%	750,165	637,724
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	370,804	326,101
CMO Series 2023-R3 Class A1A
01/25/2063	4.500%	589,935	541,882
Citigroup Mortgage Loan Trust, Inc.(g)
CMO Series 2006-AR2 Class 1A1
03/25/2036	5.294%	224,836	168,738
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-WFH3 Class M2
1-month Term SOFR + 0.564% Floor 0.450% 10/25/2036	5.885%	180,245	178,877
COLT Mortgage Loan Trust(a),(g)
CMO Series 2022-5 Class A1
04/25/2067	4.550%	164,228	160,906
CMO Series 2023-1 Class A1
04/25/2068	6.048%	425,037	424,741
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M1
30-day Average SOFR + 1.000% 12/25/2041	6.322%	33,531	33,536
CMO Series 2022-R03 Class 1M1
30-day Average SOFR + 2.100% 03/25/2042	7.422%	18,892	19,149
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-R03 Class 1M2
30-day Average SOFR + 3.500% 03/25/2042	8.822%	500,000	524,901
CMO Series 2022-R04 Class 1M1
30-day Average SOFR + 2.000% 03/25/2042	7.322%	33,655	34,043
CMO Series 2022-R05 Class 2M2
30-day Average SOFR + 3.000% 04/25/2042	8.322%	645,000	663,970
CMO Series 2022-R06 Class 1M1
30-day Average SOFR + 2.750% 05/25/2042	8.072%	67,072	68,820
CMO Series 2022-R09 Class 2M1
30-day Average SOFR + 2.500% 09/25/2042	7.822%	137,981	140,318
CMO Series 2023-R01 Class 1M1
30-day Average SOFR + 2.400% 12/25/2042	7.722%	109,046	111,529
CMO Series 2023-R03 Class 2M2
30-day Average SOFR + 3.900% 04/25/2043	9.222%	285,000	305,127
CMO Series 2023-R06 Class 1M2
30-day Average SOFR + 2.700% 07/25/2043	8.022%	120,000	123,809
Countrywide Asset-Backed Certificates(b)
CMO Series 2007-13 Class 2A1
1-month Term SOFR + 1.014% Floor 0.900% 10/25/2047	6.335%	129,007	115,325
CMO Series 2007-13 Class 2A2
1-month Term SOFR + 0.914% Floor 0.800% 10/25/2047	6.235%	256,451	229,246
Credit Suisse Mortgage Trust(a),(g)
CMO Series 2019-NQM1 Class A1
10/25/2059	2.656%	12,973	12,493
CSMC Trust(a),(g)
CMO Series 2020-RPL6 Class A1
03/25/2059	3.385%	589,371	587,135
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	1,218,740	1,167,651
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
26
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2004-10 Class MV4
1-month Term SOFR + 1.689% Floor 1.575% 12/25/2034	7.010%	807,785	759,449
CMO Series 2005-17 Class MV1
1-month Term SOFR + 0.574% Floor 0.460% 05/25/2036	5.895%	119,297	117,836
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	139,125	136,204
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	11.522%	80,000	83,579
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF4 Class A3
1-month Term SOFR + 0.394% Floor 0.560% 03/25/2036	5.715%	66,794	66,208
CMO Series 2006-FF9 Class 2A4
1-month Term SOFR + 0.614% Floor 0.250% 06/25/2036	5.935%	1,200,000	1,043,456
First Horizon Mortgage Pass-Through Trust(g)
CMO Series 2005-AR4 Class 2A1
10/25/2035	4.938%	117,441	107,247
First NLC Trust(b)
CMO Series 2005-4 Class A4
1-month Term SOFR + 0.894% Floor 0.390%, Cap 14.000% 02/25/2036	6.215%	227,006	219,079
Flagstar Mortgage Trust(a),(g)
CMO Series 2021-5INV Class A5
07/25/2051	2.500%	1,109,673	967,637
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA6 Class M2
30-day Average SOFR + 1.500% 10/25/2041	6.822%	810,000	807,975
CMO Series 2022-DNA1 Class M2
30-day Average SOFR + 2.500% 01/25/2042	7.822%	550,000	555,493
CMO Series 2022-DNA3 Class M1A
30-day Average SOFR + 2.000% 04/25/2042	7.322%	122,099	123,631
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	7.522%	274,443	279,210
CMO Series 2022-DNA4 Class M1B
30-day Average SOFR + 3.350% 05/25/2042	8.672%	285,000	299,461
CMO Series 2022-DNA7 Class M1A
30-day Average SOFR + 2.500% 03/25/2052	7.822%	112,326	114,347
CMO Series 2022-HQA1 Class M1B
30-day Average SOFR + 3.500% 03/25/2042	8.822%	280,000	292,785
CMO Series 2022-HQA3 Class M1B
30-day Average SOFR + 3.550% 08/25/2042	8.872%	130,000	136,388
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	7.472%	141,084	142,767
Fremont Home Loan Trust(b)
CMO Series 2005-D Class M1
1-month Term SOFR + 0.729% Floor 0.410% 11/25/2035	6.050%	680,000	595,107
GCAT Trust(a),(g)
CMO Series 2019-RPL1 Class B2
10/25/2068	3.750%	700,000	547,239
CMO Series 2022-NQM4 Class A1
08/25/2067	5.269%	86,794	87,105
GE-WMC Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-1 Class M1
1-month Term SOFR + 0.774% Floor 0.660% 10/25/2035	6.095%	206,557	200,847
GMACM Mortgage Loan Trust(g)
CMO Series 2006-AR1 Class 1A1
04/19/2036	3.603%	408,873	314,565
GS Mortgage-Backed Securities Corp. Trust(a),(g)
CMO Series 2021-PJ4 Class A4
09/25/2051	2.500%	630,574	495,863
GS Mortgage-Backed Securities Trust(a),(g)
CMO Series 2020-RPL1 Class M2
07/25/2059	3.831%	800,000	676,422
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024
27

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month Term SOFR + 0.774% Floor 0.330% 12/25/2035	6.095%	715,658	691,612
CMO Series 2006-HE7 Class A2D
1-month Term SOFR + 0.574% Floor 0.230% 10/25/2046	5.895%	49,154	48,716
CMO Series 2007-FM2 Class A1
1-month Term SOFR + 0.254% Floor 0.140% 01/25/2037	5.715%	739,432	422,838
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200%, Cap 10.500% 08/19/2037	5.834%	440,703	376,526
Home Equity Mortgage Loan Asset-Backed Trust(b)
CMO Series 2005-D Class AII4
1-month Term SOFR + 0.814% Floor 0.350% 03/25/2036	6.135%	56,474	55,640
HSI Asset Securitization Corp. Trust(b)
CMO Series 2005-I1 Class 2A4
1-month Term SOFR + 0.894% Floor 0.390% 11/25/2035	6.215%	467,454	439,347
CMO Series 2006-HE2 Class 1A
1-month Term SOFR + 0.374% Floor 0.260% 12/25/2036	5.695%	1,166,793	457,091
Impac CMB Trust(b)
CMO Series 2004-8 Class 2A1 (FGIC)
1-month Term SOFR + 0.814% Floor 0.700%, Cap 11.000% 10/25/2034	6.135%	131,401	130,090
Impac Secured Assets Trust(b)
CMO Series 2006-5 Class 1A1C
1-month Term SOFR + 0.654% Floor 0.270%, Cap 11.500% 02/25/2037	5.975%	489,836	432,324
IndyMac INDX Mortgage Loan Trust(b)
CMO Series 2006-AR2 Class 1A1A
1-month Term SOFR + 0.554% Floor 0.220% 04/25/2046	5.875%	647,482	525,079
CMO Series 2006-AR2 Class 1A1B
1-month Term SOFR + 0.534% Floor 0.420% 04/25/2046	5.855%	596,877	484,068
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Alternative Loan Trust(b)
CMO Series 2006-A1 Class 1A1
1-month Term SOFR + 0.574% Floor 0.230%, Cap 11.500% 03/25/2036	5.895%	231,737	209,702
CMO Series 2007-S1 Class A2
1-month Term SOFR + 0.794% Floor 0.340%, Cap 11.500% 04/25/2047	6.115%	147,009	138,941
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month Term SOFR + 0.699% Floor 0.585% 05/25/2035	6.020%	183,784	180,202
CMO Series 2007-HE1 Class AV4
1-month Term SOFR + 0.394% Floor 0.280% 03/25/2047	5.995%	1,103,000	1,011,612
Legacy Mortgage Asset Trust(a),(g)
CMO Series 2020-GS2 Class A1
03/25/2060	2.750%	554,690	554,258
Lehman Mortgage Trust
CMO Series 2006-1 Class 1A5
02/25/2036	5.500%	519,902	252,261
Lehman XS Trust(b)
CMO Series 2006-15 Class A4
1-month Term SOFR + 0.454% Floor 0.170% 10/25/2036	5.775%	656,526	587,689
CMO Series 2006-2N Class 2A1
1-year MTA + 1.010% Floor 1.010% 02/25/2036	7.109%	434,355	365,341
CMO Series 2007-16N Class 2A2
1-month Term SOFR + 1.814% Floor 1.700% 09/25/2047	7.135%	492,676	421,648
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 2A3
1-month Term SOFR + 0.434% Floor 0.160% 11/25/2036	5.755%	1,808,377	552,587
CMO Series 2006-4 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 05/25/2036	5.735%	961,117	503,095
Mastr Asset Backed Securities Trust(b)
CMO Series 2005-WF1 Class M6
1-month Term SOFR + 1.104% Floor 0.660% 06/25/2035	6.425%	672,400	671,590
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
28
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mill City Mortgage Loan Trust(a),(g)
CMO Series 2019-GS1 Class B2
07/25/2059	0.000%	800,000	559,861
Morgan Stanley ABS Capital I, Inc. Trust(b)
CMO Series 2005-WMC1 Class M3
1-month Term SOFR + 0.894% Floor 0.780% 01/25/2035	6.215%	213,186	207,700
CMO Series 2007-HE2 Class A2B
1-month Term SOFR + 0.204% Floor 0.090% 01/25/2037	5.615%	1,181,935	548,336
CMO Series 2007-NC3 Class A2D
1-month Term SOFR + 0.374% Floor 0.260% 05/25/2037	5.955%	635,264	467,147
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-5AR Class 1M6
1-month Term SOFR + 1.364% Floor 0.750% 09/25/2035	6.685%	500,000	485,044
NMLT Trust(a),(g)
CMO Series 2021-INV1 Class A1
05/25/2056	1.185%	712,153	579,795
OBX Trust(a),(g)
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	575,676	445,176
Option One Mortgage Loan Trust(b)
CMO Series 2007-5 Class 2A2
1-month Term SOFR + 0.284% Floor 0.170% 05/25/2037	5.775%	837,903	447,469
CMO Series 2007-5 Class 2A3
1-month Term SOFR + 0.344% Floor 0.230% 05/25/2037	5.895%	1,525,482	798,074
Series 2006-3 Class 1A1
1-month Term SOFR + 0.254% Floor 0.140% 02/25/2037	5.715%	902,715	563,589
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2022-4 Class A2
08/25/2027	5.000%	615,000	561,803
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2022-RN2 Class A2
06/25/2052	6.500%	720,000	682,942
PRKCM Trust(a),(g)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	1,057,190	900,068
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month Term SOFR + 0.494% Floor 0.190% 07/25/2036	5.815%	284,138	262,964
CMO Series 2007-QH6 Class A1
1-month Term SOFR + 0.494% Floor 0.190% 07/25/2037	5.815%	279,646	257,578
RALI Trust(b)
CMO Series 2006-QO10 Class A1
1-month Term SOFR + 0.434% Floor 0.160% 01/25/2037	5.755%	574,068	485,216
Series 2007-QO1 Class A1
1-month Term SOFR + 0.414% Floor 0.150% 02/25/2047	5.735%	881,731	755,085
RAMP Trust(b)
CMO Series 2006-RZ2 Class M1
1-month Term SOFR + 0.609% Floor 0.330%, Cap 14.000% 05/25/2036	5.930%	424,739	416,853
RFMSI Trust
CMO Series 2006-S10 Class 1A1
10/25/2036	6.000%	537,442	399,551
SG Residential Mortgage Trust(a),(g)
CMO Series 2021-2 Class A1
12/25/2061	1.737%	863,589	701,717
Soundview Home Loan Trust(b)
CMO Series 2006-OPT5 Class 1A1
1-month Term SOFR + 0.394% Floor 0.140% 07/25/2036	5.715%	247,542	233,604
Structured Adjustable Rate Mortgage Loan Trust(b)
Series 2007-4 Class 1A2
1-month Term SOFR + 0.554% Floor 0.220% 05/25/2037	5.875%	752,832	639,681
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month Term SOFR + 0.914% Floor 0.800% 07/25/2034	6.235%	312,913	309,046
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR7 Class A1A
1-month Term SOFR + 0.534% Floor 0.210%, Cap 10.500% 08/25/2036	5.855%	673,508	532,854
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024
29

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-AR8 Class A1A
1-month Term SOFR + 0.514% Floor 0.200%, Cap 10.500% 10/25/2036	5.835%	277,109	234,459
Structured Asset Securities Corp Mortgage Loan Trust(b)
CMO Series 2005-2XS Class M1
1-month Term SOFR + 0.819% Floor 0.470%, Cap 11.000% 02/25/2035	6.140%	756,186	687,320
Thornburg Mortgage Securities Trust(b)
CMO Series 2004-3 Class A
1-month Term SOFR + 0.854% Floor 0.370%, Cap 11.000% 09/25/2034	6.175%	293,505	263,735
Towd Point Mortgage Trust(a),(g)
CMO Series 2017-4 Class A2
06/25/2057	3.000%	900,000	813,578
CMO Series 2019-2 Class M1
12/25/2058	3.750%	275,000	241,341
Subordinated CMO Series 2017-2 Class B1
04/25/2057	4.205%	760,000	706,589
Towd Point Mortgage Trust(a),(b)
CMO Series 2017-5 Class A1
1-month Term SOFR + 0.714% 02/25/2057	6.035%	47,145	47,871
CMO Series 2019-HY3 Class M1
1-month Term SOFR + 1.614% Floor 1.500% 10/25/2059	6.935%	650,000	667,027
Verus Securitization Trust(a),(g)
CMO Series 2022-1 Class A1
01/25/2067	2.724%	148,718	133,305
CMO Series 2022-8 Class A3
09/25/2067	6.127%	88,203	87,632
CMO Series 2022-INV1 Class A1
08/25/2067	5.041%	280,339	277,885
CMO Series 2024-1 Class A1
01/25/2069	5.712%	99,170	98,454
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A4
1-month Term SOFR + 0.344% Floor 0.230% 01/25/2037	5.665%	1,079,626	498,505
WaMu Mortgage Pass-Through Certificates(b)
CMO Series 2005-AR8 Class 2AC2
1-month Term SOFR + 1.034% Floor 0.460%, Cap 10.500% 07/25/2045	6.355%	323,534	299,617
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2007-OA4 Class 1A
1-year MTA + 0.770% Floor 0.770% 05/25/2047	5.859%	540,662	427,280
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% Floor 0.940% 04/25/2046	6.029%	204,716	156,693
Wells Fargo Mortgage Backed Securities Trust
CMO Series 2007-7 Class A39
06/25/2037	6.000%	810,592	710,068
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $51,077,085)			49,008,323

Rights 0.1%
Issuer	Shares	Value ($)
Health Care 0.1%
Biotechnology 0.1%
Albireo Pharma, Inc., CVR(d),(e),(i),(q)	37,853	89,454
Concert Pharmaceuticals, Inc., CVR(d),(e),(i),(q)	173,147	70,367
Total		159,821
Health Care Equipment & Supplies 0.0%
Abiomed, Inc., CVR(d),(e),(i),(q)	15,541	27,197
Pharmaceuticals 0.0%
Cincor Pharma, Inc.(d),(e),(i),(q)	44,405	149,707
Total Health Care		336,725
Materials 0.0%
Paper & Forest Products 0.0%
Resolute Forest Products, Inc.(d),(e),(i),(q)	76,222	152,444
Total Materials		152,444
Total Rights (Cost $381,037)		489,169

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.2%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(r)
Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 04/20/2028	10.389%	174,250	179,124
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
30
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(b),(r)
Term Loan
3-month Term SOFR + 5.250% Floor 1.000% 06/21/2027	10.770%	253,750	261,104
United Airlines, Inc.(b),(p),(r)
Tranche B Term Loan
3-month Term SOFR + 2.750% 02/22/2031	8.076%	315,000	314,606
Total			754,834
Restaurants 0.0%
KFC Holding Co./Yum! Brands(b),(r)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	7.184%	74	74
Total Senior Loans (Cost $752,978)			754,908

Treasury Bills 1.9%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 1.9%
U.S. Treasury Bills
03/07/2024	5.130%	8,395,000	8,386,746
Total Treasury Bills (Cost $8,387,581)			8,386,746

U.S. Treasury Obligations 5.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/31/2025	5.000%	455,000	456,209
02/28/2026	0.500%	355,000	327,266
02/28/2026	4.625%	2,925,000	2,924,771
01/15/2027	4.000%	330,000	326,133
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/31/2027	1.500%	1,485,000	1,367,128
02/15/2027	4.125%	1,850,000	1,834,680
05/31/2027	2.625%	345,000	326,618
01/31/2029	4.000%	3,044,000	3,008,804
02/28/2029	4.250%	650,000	650,051
02/15/2032	1.875%	396,000	332,578
05/15/2032	2.875%	3,440,000	3,109,975
08/15/2032	2.750%	1,725,000	1,540,101
02/15/2033	3.500%	2,060,000	1,943,481
02/15/2034	4.000%	155,000	151,973
02/15/2042	2.375%	655,000	481,527
11/15/2042	2.750%	590,000	457,250
02/15/2049	3.000%	2,465,000	1,910,375
02/15/2050	2.000%	1,493,000	929,859
08/15/2052	3.000%	550,000	425,476
02/15/2053	3.625%	1,210,000	1,058,372
Total U.S. Treasury Obligations (Cost $24,639,276)			23,562,627

Money Market Funds 31.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(s),(t)	138,909,787	138,882,005
Total Money Market Funds (Cost $138,869,823)		138,882,005
Total Investments in Securities (Cost: $453,776,980)		444,016,002
Other Assets & Liabilities, Net		3,741,327
Net Assets		447,757,329
At February 29, 2024, securities and/or cash totaling $18,657,967 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
318,391 EUR	3,661,988 NOK	Barclays	03/20/2024	572	—
583,575 EUR	6,635,531 NOK	Barclays	03/20/2024	—	(6,155)
1,658,582 GBP	2,104,179 USD	Barclays	03/20/2024	10,339	—
7,004,660 MXN	407,764 USD	Barclays	03/20/2024	—	(2,125)
10,095,014 NOK	891,054 EUR	Barclays	03/20/2024	12,855	—
1,189,636 NOK	114,500 USD	Barclays	03/20/2024	2,449	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024
31

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
196,554 USD	264,527 CAD	Barclays	03/20/2024	—	(1,593)
718,087 USD	569,737 GBP	Barclays	03/20/2024	1,164	—
290,461 USD	229,556 GBP	Barclays	03/20/2024	—	(663)
485,773 USD	8,506,384 MXN	Barclays	03/20/2024	11,991	—
660,682 USD	1,082,726 NZD	Barclays	03/20/2024	—	(1,459)
50,384,854 JPY	343,500 USD	Barclays	03/21/2024	6,492	—
343,376 NOK	32,603 USD	BNY Capital Markets	03/20/2024	260	—
194,500 CAD	21,275,713 JPY	BNY Capital Markets	03/21/2024	—	(1,046)
119,395 USD	17,049,457 JPY	BNY Capital Markets	03/21/2024	—	(5,356)
362,530 EUR	392,605 USD	CIBC	03/20/2024	519	—
725,977 GBP	923,263 USD	CIBC	03/20/2024	6,770	—
563,464 USD	758,600 CAD	CIBC	03/20/2024	—	(4,362)
392,017 USD	365,531 EUR	CIBC	03/20/2024	3,314	—
716,206 USD	569,737 GBP	CIBC	03/20/2024	3,046	—
441,992 USD	722,658 NZD	CIBC	03/20/2024	—	(1,998)
748,653 USD	1,002,783 SGD	CIBC	03/20/2024	—	(2,850)
2,543,132 CAD	1,900,674 USD	Citi	03/20/2024	26,340	—
60,079 EUR	65,263 USD	Citi	03/20/2024	287	—
1,145,000 GBP	1,453,904 USD	Citi	03/20/2024	8,424	—
6,496,743 NOK	573,750 EUR	Citi	03/20/2024	8,601	—
1,228,628 NZD	762,714 USD	Citi	03/20/2024	14,657	—
114,000 USD	1,197,616 NOK	Citi	03/20/2024	—	(1,197)
883,582 USD	1,442,795 NZD	Citi	03/20/2024	—	(5,129)
333,374,974 JPY	2,290,492 USD	Citi	03/21/2024	60,656	—
3,437,977 USD	501,653,286 JPY	Citi	03/21/2024	—	(82,583)
64,900 EUR	71,458 USD	Citi	04/12/2024	1,199	—
2,709 USD	2,500 EUR	Citi	04/12/2024	—	(3)
362,530 EUR	392,897 USD	Goldman Sachs	03/20/2024	812	—
572,500 GBP	726,270 USD	Goldman Sachs	03/20/2024	3,530	—
3,048,163 MXN	176,859 USD	Goldman Sachs	03/20/2024	—	(1,509)
1,204,526 SEK	114,250 USD	Goldman Sachs	03/20/2024	—	(2,026)
1,411,351 SGD	1,051,748 USD	Goldman Sachs	03/20/2024	2,079	—
233,241 USD	353,320 AUD	Goldman Sachs	03/20/2024	—	(3,462)
563,464 USD	759,532 CAD	Goldman Sachs	03/20/2024	—	(3,675)
573,524 USD	455,789 GBP	Goldman Sachs	03/20/2024	1,877	—
573,492 USD	81,879,238 JPY	Goldman Sachs	03/21/2024	—	(25,829)
11,607,141 NOK	1,124,394 USD	HSBC	03/20/2024	31,125	—
2,989,612 NZD	1,864,874 USD	HSBC	03/20/2024	44,632	—
2,012,023 SGD	1,502,497 USD	HSBC	03/20/2024	6,088	—
468,080 USD	706,640 AUD	HSBC	03/20/2024	—	(8,523)
1,871,633 USD	2,501,355 SGD	HSBC	03/20/2024	—	(11,292)
394,586,789 COP	100,000 USD	JPMorgan	03/01/2024	—	(531)
109,121,151 INR	1,313,651 USD	JPMorgan	03/01/2024	—	(2,390)
100,000 USD	397,167,000 COP	JPMorgan	03/01/2024	1,189	—
1,313,649 USD	109,297,027 INR	JPMorgan	03/01/2024	4,513	—
994,006 BRL	200,000 USD	JPMorgan	03/04/2024	43	—
98,944,445 INR	1,191,506 USD	JPMorgan	03/04/2024	—	(1,800)
100,000 USD	497,381 BRL	JPMorgan	03/04/2024	55	—
100,000 USD	492,471 BRL	JPMorgan	03/04/2024	—	(933)
1,191,504 USD	99,045,593 INR	JPMorgan	03/04/2024	3,022	—
393,008,222 COP	100,000 USD	JPMorgan	03/05/2024	—	(112)
41,094,979 INR	494,843 USD	JPMorgan	03/05/2024	—	(756)
34,256,600 TWD	1,100,000 USD	JPMorgan	03/05/2024	16,263	—
100,000 USD	390,702,030 COP	JPMorgan	03/05/2024	—	(476)
494,842 USD	41,094,131 INR	JPMorgan	03/05/2024	746	—
1,099,998 USD	34,511,247 TWD	JPMorgan	03/05/2024	—	(8,204)
393,647,123 COP	100,000 USD	JPMorgan	03/06/2024	—	(257)
124,427,571 INR	1,500,003 USD	JPMorgan	03/06/2024	—	(508)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
32
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,372,929,000 KRW	3,300,000 USD	JPMorgan	03/06/2024	16,250	—
662,132,958 KRW	500,001 USD	JPMorgan	03/06/2024	2,787	—
34,514,700 TWD	1,100,000 USD	JPMorgan	03/06/2024	8,104	—
6,217,324 TWD	200,000 USD	JPMorgan	03/06/2024	3,311	—
100,000 USD	396,002,912 COP	JPMorgan	03/06/2024	857	—
1,499,997 USD	124,405,254 INR	JPMorgan	03/06/2024	244	—
3,799,993 USD	5,056,255,231 KRW	JPMorgan	03/06/2024	—	(3,114)
1,299,997 USD	40,765,219 TWD	JPMorgan	03/06/2024	—	(10,361)
784,272,201 COP	200,000 USD	JPMorgan	03/07/2024	291	—
200,000 USD	794,128,000 COP	JPMorgan	03/07/2024	2,219	—
190,142,258 CLP	200,000 USD	JPMorgan	03/08/2024	3,219	—
200,000 USD	193,323,097 CLP	JPMorgan	03/08/2024	73	—
189,710,000 CLP	200,000 USD	JPMorgan	03/11/2024	3,698	—
397,364,090 COP	100,000 USD	JPMorgan	03/11/2024	—	(1,115)
100,000 USD	98,646,555 CLP	JPMorgan	03/11/2024	2,075	—
100,000 USD	94,777,552 CLP	JPMorgan	03/11/2024	—	(1,929)
100,000 USD	397,246,910 COP	JPMorgan	03/11/2024	1,085	—
191,936,116 CLP	200,000 USD	JPMorgan	03/12/2024	1,405	—
200,000 USD	196,515,102 CLP	JPMorgan	03/12/2024	3,334	—
397,626,000 COP	100,000 USD	JPMorgan	03/14/2024	—	(1,128)
16,619,289 INR	200,000 USD	JPMorgan	03/14/2024	—	(347)
449,512,657 INR	5,410,802 USD	JPMorgan	03/14/2024	—	(8,116)
100,000 USD	393,770,800 COP	JPMorgan	03/14/2024	148	—
5,610,791 USD	465,419,369 INR	JPMorgan	03/14/2024	—	(116)
1,556,622 AUD	1,025,879 USD	JPMorgan	03/20/2024	13,543	—
1,006,917 CAD	747,254 USD	JPMorgan	03/20/2024	5,138	—
1,725,236 EUR	19,726,523 NOK	JPMorgan	03/20/2024	—	(7,859)
105,500 EUR	1,176,896 SEK	JPMorgan	03/20/2024	—	(492)
3,331,567 EUR	3,654,290 USD	JPMorgan	03/20/2024	51,116	—
362,530 EUR	391,964 USD	JPMorgan	03/20/2024	—	(121)
16,618,963 INR	200,000 USD	JPMorgan	03/20/2024	—	(290)
348,184,354 INR	4,189,198 USD	JPMorgan	03/20/2024	—	(7,098)
5,052,752,080 KRW	3,800,000 USD	JPMorgan	03/20/2024	7,475	—
133,016,758 KRW	100,000 USD	JPMorgan	03/20/2024	160	—
1,189,670 NOK	114,250 USD	JPMorgan	03/20/2024	2,196	—
149,312 SGD	112,412 USD	JPMorgan	03/20/2024	1,364	—
40,716,000 TWD	1,300,000 USD	JPMorgan	03/20/2024	12,026	—
324,820 USD	494,648 AUD	JPMorgan	03/20/2024	—	(3,130)
200,000 USD	786,086,000 COP	JPMorgan	03/20/2024	—	(285)
3,899,992 USD	5,202,423,645 KRW	JPMorgan	03/20/2024	4,874	—
240,579 USD	4,178,968 MXN	JPMorgan	03/20/2024	3,960	—
114,500 USD	1,204,481 NOK	JPMorgan	03/20/2024	—	(1,051)
748,653 USD	1,003,504 SGD	JPMorgan	03/20/2024	—	(2,313)
393,558,123 COP	100,000 USD	JPMorgan	03/21/2024	29	—
33,246,326 INR	400,001 USD	JPMorgan	03/21/2024	—	(664)
21,035,992 JPY	194,500 CAD	JPMorgan	03/21/2024	2,649	—
21,467,818 JPY	113,533 GBP	JPMorgan	03/21/2024	—	(263)
33,306,469 JPY	229,000 USD	JPMorgan	03/21/2024	6,224	—
132,875,527 KRW	100,000 USD	JPMorgan	03/21/2024	269	—
2,290,992 USD	336,414,790 JPY	JPMorgan	03/21/2024	—	(40,824)
100,000 USD	133,375,472 KRW	JPMorgan	03/21/2024	107	—
193,478,000 CLP	200,000 USD	JPMorgan	03/25/2024	—	(54)
124,494,510 INR	1,500,000 USD	JPMorgan	03/26/2024	—	(7)
100,000 USD	394,670,875 COP	JPMorgan	03/26/2024	165	—
12,800,000 AUD	11,324,491 CAD	JPMorgan	03/27/2024	20,961	—
6,797,998 AUD	4,125,000 EUR	JPMorgan	03/27/2024	40,567	—
7,451,514 AUD	3,875,000 GBP	JPMorgan	03/27/2024	44,985	—
17,400,000 AUD	18,524,684 NZD	JPMorgan	03/27/2024	—	(39,642)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024
33

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,800,000 AUD	3,146,875 USD	JPMorgan	03/27/2024	24,520	—
3,898,479 CAD	4,400,000 AUD	JPMorgan	03/27/2024	—	(11,396)
6,931,484 CAD	4,750,000 EUR	JPMorgan	03/27/2024	29,580	—
3,500,000 CAD	2,588,443 USD	JPMorgan	03/27/2024	8,606	—
594,882 CHF	625,000 EUR	JPMorgan	03/27/2024	1,748	—
556,010 CHF	500,000 GBP	JPMorgan	03/27/2024	908	—
875,000 CHF	997,072 USD	JPMorgan	03/27/2024	5,106	—
98,738,000 CLP	100,000 USD	JPMorgan	03/27/2024	—	(2,083)
41,739,940 CNH	5,800,000 USD	JPMorgan	03/27/2024	—	(1,390)
795,082,221 COP	200,000 USD	JPMorgan	03/27/2024	—	(1,752)
2,338,520 CZK	100,000 USD	JPMorgan	03/27/2024	284	—
875,000 EUR	1,449,583 AUD	JPMorgan	03/27/2024	—	(3,672)
8,125,000 EUR	7,718,761 CHF	JPMorgan	03/27/2024	—	(39,400)
7,900,000 EUR	6,776,477 GBP	JPMorgan	03/27/2024	8,636	—
600,000 EUR	2,595,911 PLN	JPMorgan	03/27/2024	806	—
5,250,000 EUR	58,666,465 SEK	JPMorgan	03/27/2024	—	(14,739)
500,000 EUR	542,601 USD	JPMorgan	03/27/2024	1,680	—
2,000,000 EUR	2,161,722 USD	JPMorgan	03/27/2024	—	(1,964)
875,000 GBP	1,692,807 AUD	JPMorgan	03/27/2024	—	(3,519)
1,250,000 GBP	1,384,731 CHF	JPMorgan	03/27/2024	—	(8,269)
856,216 GBP	1,000,000 EUR	JPMorgan	03/27/2024	883	—
125,000 GBP	23,634,446 JPY	JPMorgan	03/27/2024	426	—
1,000,000 GBP	1,267,935 USD	JPMorgan	03/27/2024	5,451	—
78,165,548 HUF	200,000 EUR	JPMorgan	03/27/2024	1,608	—
36,008,075 HUF	100,000 USD	JPMorgan	03/27/2024	1,067	—
3,286,293 ILS	900,000 USD	JPMorgan	03/27/2024	—	(20,462)
69,605,587 INR	839,027 USD	JPMorgan	03/27/2024	401	—
4,023,198 INR	48,465 USD	JPMorgan	03/27/2024	—	(7)
19,426,060 JPY	200,000 AUD	JPMorgan	03/27/2024	37	—
843,644,796 JPY	8,600,000 AUD	JPMorgan	03/27/2024	—	(54,137)
709,551,782 JPY	6,400,000 CAD	JPMorgan	03/27/2024	—	(33,163)
681,754,480 JPY	4,000,000 CHF	JPMorgan	03/27/2024	—	(29,769)
453,164,651 JPY	2,800,000 EUR	JPMorgan	03/27/2024	—	(4,861)
589,004,156 JPY	3,125,000 GBP	JPMorgan	03/27/2024	1,771	—
190,220,230 JPY	1,000,000 GBP	JPMorgan	03/27/2024	—	(11,075)
793,390,340 JPY	8,600,000 NZD	JPMorgan	03/27/2024	—	(75,718)
412,500,000 JPY	2,757,862 USD	JPMorgan	03/27/2024	—	(3,901)
265,380,103 KRW	200,000 USD	JPMorgan	03/27/2024	855	—
36,886,493 NOK	3,250,000 EUR	JPMorgan	03/27/2024	41,047	—
54,500,000 NOK	53,882,922 SEK	JPMorgan	03/27/2024	68,783	—
29,349,454 NOK	2,800,000 USD	JPMorgan	03/27/2024	35,095	—
10,204,436 NZD	9,600,000 AUD	JPMorgan	03/27/2024	31,662	—
2,100,000 NZD	1,296,796 USD	JPMorgan	03/27/2024	18,195	—
2,785,237 PLN	700,000 USD	JPMorgan	03/27/2024	2,688	—
58,895,199 SEK	5,250,000 EUR	JPMorgan	03/27/2024	—	(7,348)
2,923,062 SEK	3,000,000 NOK	JPMorgan	03/27/2024	363	—
2,932,134 SEK	3,000,000 NOK	JPMorgan	03/27/2024	—	(513)
2,685,904 SGD	2,000,000 USD	JPMorgan	03/27/2024	1,766	—
524,000 USD	800,000 AUD	JPMorgan	03/27/2024	—	(3,607)
73,958 USD	100,000 CAD	JPMorgan	03/27/2024	—	(249)
5,260,078 USD	4,625,000 CHF	JPMorgan	03/27/2024	—	(16,828)
200,000 USD	197,461,981 CLP	JPMorgan	03/27/2024	4,152	—
600,000 USD	4,316,623 CNH	JPMorgan	03/27/2024	—	(37)
3,915,910 USD	3,625,000 EUR	JPMorgan	03/27/2024	5,770	—
2,716,482 USD	2,500,000 EUR	JPMorgan	03/27/2024	—	(11,876)
5,357,898 USD	4,250,000 GBP	JPMorgan	03/27/2024	7,659	—
2,100,000 USD	760,883,481 HUF	JPMorgan	03/27/2024	—	(9,464)
200,000 USD	724,173 ILS	JPMorgan	03/27/2024	2,835	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
34
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
48,465 USD	4,021,944 INR	JPMorgan	03/27/2024	—	(8)
3,615,251 USD	62,000,000 MXN	JPMorgan	03/27/2024	8,590	—
1,100,000 USD	11,586,344 NOK	JPMorgan	03/27/2024	—	(8,493)
670,801 USD	1,100,000 NZD	JPMorgan	03/27/2024	—	(1,057)
4,600,000 USD	18,420,525 PLN	JPMorgan	03/27/2024	11,761	—
100,000 USD	1,037,620 SEK	JPMorgan	03/27/2024	194	—
1,800,000 USD	18,531,759 SEK	JPMorgan	03/27/2024	—	(10,541)
11,600,000 USD	15,598,392 SGD	JPMorgan	03/27/2024	4,748	—
100,000 USD	3,144,081 TWD	JPMorgan	03/27/2024	—	(547)
100,000 USD	1,935,666 ZAR	JPMorgan	03/27/2024	720	—
49,706,613 ZAR	2,600,000 USD	JPMorgan	03/27/2024	13,565	—
196,688,000 CLP	200,000 USD	JPMorgan	03/28/2024	—	(3,341)
5,333,707,000 KRW	4,000,000 USD	JPMorgan	03/28/2024	—	(2,360)
87,045,245 TRY	2,699,209 USD	JPMorgan	03/29/2024	—	(7,728)
299,209 USD	9,643,885 TRY	JPMorgan	03/29/2024	697	—
100,000 USD	3,215,384 TRY	JPMorgan	03/29/2024	—	(8)
465,908,093 INR	5,610,802 USD	JPMorgan	04/04/2024	—	(690)
571,250 EUR	6,571,491 NOK	Morgan Stanley	03/20/2024	1,143	—
444,820 EUR	5,063,757 NOK	Morgan Stanley	03/20/2024	—	(4,133)
362,530 EUR	392,237 USD	Morgan Stanley	03/20/2024	152	—
1,031,293 GBP	1,304,260 USD	Morgan Stanley	03/20/2024	2,327	—
8,053,833 MXN	466,439 USD	Morgan Stanley	03/20/2024	—	(4,843)
8,062,261 NOK	712,854 EUR	Morgan Stanley	03/20/2024	11,591	—
6,215,570 SGD	4,686,698 USD	Morgan Stanley	03/20/2024	63,972	—
360,242 USD	286,945 GBP	Morgan Stanley	03/20/2024	2,005	—
190,095 USD	3,306,174 MXN	Morgan Stanley	03/20/2024	3,371	—
308,759 USD	505,860 NZD	Morgan Stanley	03/20/2024	—	(764)
748,653 USD	1,003,971 SGD	Morgan Stanley	03/20/2024	—	(1,967)
167,027,688 JPY	1,144,000 USD	Morgan Stanley	03/21/2024	26,806	—
572,500 USD	84,201,410 JPY	Morgan Stanley	03/21/2024	—	(9,304)
185,763 AUD	124,654 USD	RBC Capital Markets	03/20/2024	3,844	—
39,883,882 MXN	2,326,976 USD	RBC Capital Markets	03/20/2024	—	(6,891)
1,006,436 SGD	751,248 USD	RBC Capital Markets	03/20/2024	2,728	—
113,834 USD	105,500 EUR	RBC Capital Markets	03/20/2024	267	—
147,401 USD	2,578,485 MXN	RBC Capital Markets	03/20/2024	3,483	—
171,000 EUR	185,753 USD	Standard Chartered	03/20/2024	812	—
182,761 SGD	136,146 USD	Standard Chartered	03/20/2024	221	—
2,987,873 AUD	2,002,459 USD	State Street	03/20/2024	59,322	—
362,530 EUR	392,424 USD	State Street	03/20/2024	338	—
362,530 EUR	392,056 USD	State Street	03/20/2024	—	(29)
1,204,341 NOK	114,250 USD	State Street	03/20/2024	814	—
1,411,589 SGD	1,051,748 USD	State Street	03/20/2024	1,902	—
832,786 USD	14,419,342 MXN	State Street	03/20/2024	10,983	—
114,500 USD	1,194,011 NOK	State Street	03/20/2024	—	(2,037)
219,122 USD	360,069 NZD	State Street	03/20/2024	108	—
166,374,818 JPY	1,143,500 USD	State Street	03/21/2024	30,673	—
1,145,992 USD	165,894,826 JPY	State Street	03/21/2024	—	(36,376)
104,077 AUD	68,096 USD	TD Securities	03/20/2024	410	—
155,131 CAD	115,000 USD	UBS	03/20/2024	666	—
444,820 EUR	5,060,106 NOK	UBS	03/20/2024	—	(4,477)
1,030,500 GBP	1,312,024 USD	UBS	03/20/2024	11,091	—
1,007,875 SGD	751,248 USD	UBS	03/20/2024	1,658	—
563,464 USD	760,474 CAD	UBS	03/20/2024	—	(2,981)
789,612 USD	729,439 EUR	UBS	03/20/2024	—	(704)
715,135 USD	569,737 GBP	UBS	03/20/2024	4,117	—
Total				1,162,284	(799,599)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024
35

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	1	03/2024	JPY	14,624,000	—	(94)
3-Month Copper	2	05/2024	USD	424,675	1,369	—
3-Month Euro Euribor	3	06/2026	EUR	731,813	323	—
Brazilian Real	30	03/2024	USD	601,800	1,595	—
Brazilian Real	3	03/2024	USD	60,180	—	(374)
Brent Crude	12	03/2024	USD	982,920	12,363	—
Brent Crude	9	03/2024	USD	737,190	5,511	—
Brent Crude	4	03/2024	USD	327,640	—	(1,247)
Brent Crude	7	03/2024	USD	573,370	—	(2,967)
Brent Crude	3	04/2024	USD	243,540	2,097	—
Brent Crude	5	05/2024	USD	402,650	2,245	—
Brent Crude	6	10/2024	USD	466,200	—	(5,006)
British Pound	59	03/2024	USD	4,651,413	209	—
British Pound	3	03/2024	USD	236,513	—	(110)
British Pound	16	03/2024	USD	1,261,400	—	(9,575)
CAC40 Index	26	03/2024	EUR	2,064,660	48,724	—
CAC40 Index	34	03/2024	EUR	2,699,940	24,451	—
CAC40 Index	4	03/2024	EUR	317,640	—	(603)
Cocoa	12	05/2024	USD	725,880	166,523	—
Cocoa	6	05/2024	USD	362,940	38,927	—
Cocoa	6	05/2024	GBP	309,720	—	(4,502)
Cocoa	7	07/2024	USD	401,100	—	(2,635)
Cocoa	3	07/2024	GBP	143,910	—	(4,473)
Coffee	6	05/2024	USD	414,788	3,061	—
Coffee	7	05/2024	USD	483,919	—	(1,158)
Coffee	8	07/2024	USD	548,100	6,431	—
Cotton	10	05/2024	USD	497,850	38,523	—
Cotton	12	05/2024	USD	597,420	—	(13)
Cotton	9	07/2024	USD	439,965	16,789	—
Crude Oil E-mini	8	03/2024	USD	313,040	—	(945)
Crude Palm Oil	4	04/2024	MYR	401,800	2,221	—
Crude Palm Oil	28	05/2024	MYR	2,779,000	19,725	—
Crude Palm Oil	12	06/2024	MYR	1,171,200	7,532	—
Crude Palm Oil	5	07/2024	MYR	479,375	3,188	—
DAX Index	5	03/2024	EUR	2,218,500	92,932	—
DAX Index	5	03/2024	EUR	2,218,500	92,472	—
DJIA Index E-mini	26	03/2024	USD	5,075,590	287,701	—
DJIA Index E-mini	15	03/2024	USD	2,928,225	122,780	—
Euro FX	1	03/2024	USD	135,113	—	(445)
Euro STOXX 50 Index	101	03/2024	EUR	4,942,940	288,407	—
Euro STOXX 50 Index	58	03/2024	EUR	2,838,520	157,317	—
Euro STOXX 50 Index	2	03/2024	EUR	85,560	494	—
Euro STOXX Banks Index	34	03/2024	EUR	208,335	5,131	—
Euro STOXX Banks Index	156	03/2024	EUR	955,890	—	(2,490)
Euro-BTP	29	03/2024	EUR	3,416,780	27,604	—
Euro-BTP	2	03/2024	EUR	235,640	—	(1,638)
Euro-BTP	60	03/2024	EUR	7,069,200	—	(103,478)
Euro-Bund	5	03/2024	EUR	663,250	—	(15,638)
Euro-OAT	20	03/2024	EUR	2,553,800	—	(56,009)
FCOJ-A	1	05/2024	USD	53,723	—	(2,530)
Feeder Cattle	7	04/2024	USD	888,038	—	(15,891)
Financial Select Sector Index E-mini	1	03/2024	USD	124,350	3,136	—
FTSE 100 Index	9	03/2024	GBP	686,385	—	(1,301)
FTSE 100 Index	17	03/2024	GBP	1,296,505	—	(7,110)
FTSE Taiwan Index	41	03/2024	USD	2,651,060	8,384	—
FTSE Taiwan Index	23	03/2024	USD	1,487,180	1,226	—
FTSE/MIB Index	15	03/2024	EUR	2,447,250	144,423	—
FTSE/MIB Index	14	03/2024	EUR	2,284,100	48,884	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
36
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE/MIB Index Mini	6	03/2024	EUR	195,780	5,826	—
Gas Oil	8	04/2024	USD	645,000	—	(28,683)
Gas Oil	23	04/2024	USD	1,854,375	—	(89,791)
Gas Oil	3	05/2024	USD	237,000	—	(10,078)
Gas Oil	8	06/2024	USD	623,600	—	(5,983)
Gas Oil	5	07/2024	USD	386,250	—	(5,605)
Gold	3	10/2024	JPY	29,421,000	960	—
Gold	29	12/2024	JPY	284,490,000	1,845	—
Gold 100 oz.	14	04/2024	USD	2,876,580	11,237	—
Gold 100 oz.	3	04/2024	USD	616,410	4,313	—
Gold 100 oz.	1	04/2024	USD	205,470	—	(183)
Gold 100 oz.	5	06/2024	USD	1,037,300	6,081	—
Gold E-micro	9	04/2024	USD	184,923	1,017	—
Health Care Select Sector Index E-mini	3	03/2024	USD	439,140	—	(1,764)
IBEX 35 Index	10	03/2024	EUR	1,002,730	3,229	—
IBEX 35 Index	13	03/2024	EUR	1,303,549	—	(9,759)
IBEX 35 Index Mini	4	03/2024	EUR	40,109	—	(220)
IFSC Nifty 50 Index	8	03/2024	USD	355,072	773	—
IFSC Nifty 50 Index	53	03/2024	USD	2,352,352	—	(11,396)
Indian Rupee	54	03/2024	USD	1,301,400	1,411	—
Indian Rupee	2	03/2024	USD	48,200	—	(30)
Industrials Select Sector Index	2	03/2024	USD	244,220	13,987	—
Japanese 10-Year Government Bond	13	03/2024	JPY	1,901,380,000	—	(11,224)
JPX-Nikkei Index 400	1	03/2024	JPY	2,423,000	—	(33)
KLCI Index	15	03/2024	MYR	1,154,625	—	(165)
Korea 3-Year Bond	45	03/2024	KRW	4,702,500,000	—	(3,362)
KOSPI 200 Index Mini	10	03/2024	KRW	177,875,000	—	(537)
Lean Hogs	11	04/2024	USD	381,150	6,116	—
Lean Hogs	3	04/2024	USD	103,950	—	(123)
Lean Hogs	8	06/2024	USD	320,640	5,192	—
Live Cattle	5	04/2024	USD	370,700	5,504	—
Live Cattle	23	04/2024	USD	1,705,220	1,159	—
Live Cattle	18	04/2024	USD	1,334,520	—	(3,172)
Live Cattle	11	06/2024	USD	797,390	—	(3,754)
Live Cattle	6	08/2024	USD	433,680	2,437	—
Live Cattle	3	10/2024	USD	221,070	3,423	—
Lumber	1	05/2024	USD	16,239	81	—
Mexican Peso	164	03/2024	USD	4,796,180	123,873	—
Mexican Peso	3	03/2024	USD	87,735	1,627	—
MSCI EAFE Index	38	03/2024	USD	4,347,010	130,505	—
MSCI EAFE Index	22	03/2024	USD	2,516,690	64,049	—
MSCI Emerging Markets Index	13	03/2024	USD	660,920	—	(4,448)
MSCI Singapore Index	2	03/2024	SGD	56,300	—	(570)
NASDAQ 100 Index E-mini	14	03/2024	USD	5,063,170	316,716	—
NASDAQ 100 Index E-mini	8	03/2024	USD	2,893,240	203,136	—
NASDAQ 100 Index Micro E-mini	1	03/2024	USD	36,166	506	—
New Zealand Dollar	3	03/2024	USD	182,460	—	(1,523)
New Zealand Dollar	28	03/2024	USD	1,702,960	—	(28,149)
Nikkei 225 Index	15	03/2024	JPY	588,900,000	473,814	—
Nikkei 225 Index	16	03/2024	JPY	314,040,000	151,996	—
Nikkei 225 Index	5	03/2024	JPY	196,300,000	137,139	—
Nikkei 225 Index	3	03/2024	USD	589,575	32,618	—
Nikkei 225 Index Mini	71	03/2024	JPY	278,746,000	—	(967)
NY Harbor ULSD Heat Oil	1	03/2024	USD	111,296	—	(3,227)
NY Harbor ULSD Heat Oil	9	03/2024	USD	1,001,662	—	(56,397)
NY Harbor ULSD Heat Oil	5	04/2024	USD	545,034	—	(4,734)
NY Harbor ULSD Heat Oil	5	05/2024	USD	536,907	1,348	—
NY Harbor ULSD Heat Oil	4	06/2024	USD	426,871	1,182	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024
37

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Oat	1	05/2024	USD	18,550	673	—
OMXS30 Index	64	03/2024	SEK	15,724,800	53,300	—
OMXS30 Index	104	03/2024	SEK	25,552,800	43,777	—
Platinum	2	10/2024	JPY	4,281,000	—	(295)
Platinum	11	12/2024	JPY	23,567,500	—	(824)
RBOB Gasoline	7	03/2024	USD	758,814	32,471	—
RBOB Gasoline	7	03/2024	USD	758,814	12,165	—
RBOB Gasoline	1	03/2024	USD	108,402	—	(1,342)
RBOB Gasoline	4	04/2024	USD	431,945	15,063	—
RBOB Gasoline	5	05/2024	USD	533,106	19,190	—
Real Estate Select Sector Index E-mini	1	03/2024	USD	47,900	286	—
Robusta Coffee	11	05/2024	USD	340,450	6,568	—
Robusta Coffee	2	07/2024	USD	60,520	—	(942)
Rough Rice	5	05/2024	USD	182,850	—	(1,792)
Rubber	4	07/2024	JPY	5,936,000	17	—
Russell 2000 Index E-mini	16	03/2024	USD	1,645,840	19,644	—
Russell 2000 Index E-mini	3	03/2024	USD	308,595	4,805	—
S&P 500 Index E-mini	25	03/2024	USD	6,379,688	452,029	—
S&P 500 Index E-mini	14	03/2024	USD	3,572,625	120,767	—
S&P Mid 400 Index E-mini	7	03/2024	USD	2,024,820	92,107	—
S&P Mid 400 Index E-mini	6	03/2024	USD	1,735,560	65,821	—
S&P/TSX 60 Index	20	03/2024	CAD	5,162,400	110,144	—
S&P/TSX 60 Index	13	03/2024	CAD	3,355,560	14,969	—
SGX TSI Iron Ore China 62%	9	04/2024	USD	103,572	129	—
SGX TSI Iron Ore China 62%	41	04/2024	USD	471,828	—	(16,137)
Short Term Euro-BTP	36	03/2024	EUR	3,793,320	—	(4,766)
Short Term Euro-BTP	5	03/2024	EUR	526,850	—	(5,391)
SPI 200 Index	34	03/2024	AUD	6,511,000	79,396	—
SPI 200 Index	21	03/2024	AUD	4,021,500	34,714	—
STOXX 600 Insurance Index	2	03/2024	EUR	36,900	507	—
STOXX Europe 600 Bank Index	7	03/2024	EUR	60,795	1,102	—
STOXX Europe 600 Index	37	03/2024	EUR	915,565	38,013	—
STOXX Europe 600 Index	77	03/2024	EUR	1,905,365	11,741	—
STOXX Europe 600 Index	7	03/2024	EUR	173,215	—	(372)
Swedish Krona	2	03/2024	USD	385,680	—	(2,204)
Swiss Franc	1	03/2024	USD	141,544	—	(601)
TOPIX Index	23	03/2024	JPY	616,630,000	319,152	—
TOPIX Index	9	03/2024	JPY	241,290,000	6,934	—
TOPIX Index Mini	34	03/2024	JPY	91,154,000	16,179	—
U.S. Dollar Index	15	03/2024	USD	1,561,470	6,043	—
U.S. Treasury 2-Year Note	151	06/2024	USD	30,917,250	16,494	—
U.S. Treasury 5-Year Note	353	06/2024	USD	37,737,906	16,883	—
WIG 20 Index	56	03/2024	PLN	2,710,400	—	(289)
WTI Crude	3	03/2024	USD	234,780	3,197	—
WTI Crude	8	03/2024	USD	626,080	5,177	—
WTI Crude	7	03/2024	USD	547,820	3,565	—
WTI Crude	4	04/2024	USD	309,800	4,676	—
WTI Crude	6	04/2024	USD	464,700	280	—
WTI Crude	1	05/2024	USD	76,810	—	(701)
WTI Crude	3	05/2024	USD	230,430	535	—
WTI Crude	8	06/2024	USD	609,440	3,087	—
Yen Denominated Nikkei 225 Index	15	03/2024	JPY	294,750,000	131,936	—
Yuan Offshore Renminbi	1	03/2024	CNH	720,150	96	—
Total					5,159,430	(561,765)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
38
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
1-Month SOFR	(12)	07/2024	USD	(4,742,879)	2,004	—
3-Month Aluminum	(2)	05/2024	USD	(111,400)	—	(3,120)
3-Month Copper	(8)	05/2024	USD	(411,800)	4,611	—
3-Month CORRA	(2)	09/2024	CAD	(476,275)	349	—
3-Month CORRA	(8)	09/2024	CAD	(1,905,100)	—	(929)
3-Month Euro Euribor	(221)	06/2024	EUR	(53,230,613)	71,034	—
3-Month Euro Euribor	(80)	03/2025	EUR	(19,443,000)	—	(4,228)
3-Month Euro Euribor	(1)	06/2027	EUR	(243,938)	—	(122)
3-Month Nickel	(1)	05/2024	USD	(107,376)	—	(2,410)
3-Month SOFR	(135)	09/2024	USD	(32,025,375)	25,462	—
3-Month SOFR	(80)	03/2025	USD	(19,100,000)	21,964	—
3-Month SONIA	(80)	09/2024	GBP	(18,996,000)	10,895	—
3-Month Zinc	(8)	05/2024	USD	(485,200)	—	(9,966)
90-Day AUD Bank Bill	(4)	06/2024	AUD	(3,958,324)	56	—
90-Day AUD Bank Bill	(10)	03/2025	AUD	(9,904,026)	—	(342)
Australian 10-Year Bond	(2)	03/2024	AUD	(230,032)	256	—
Australian 10-Year Bond	(11)	03/2024	AUD	(1,265,178)	—	(2,352)
Australian 10-Year Bond	(58)	03/2024	AUD	(6,670,938)	—	(2,999)
Australian 3-Year Bond	(25)	03/2024	AUD	(2,661,860)	—	(2,209)
Australian 3-Year Bond	(91)	03/2024	AUD	(9,689,169)	—	(6,106)
Australian Dollar	(82)	03/2024	USD	(5,327,540)	19,615	—
Australian Dollar	(5)	03/2024	USD	(324,850)	665	—
Banker’s Acceptance	(1)	03/2025	CAD	(239,275)	—	(74)
Canadian Dollar	(31)	03/2024	USD	(2,283,770)	7,058	—
Canadian Dollar	(5)	03/2024	USD	(368,350)	855	—
Canadian Government 10-Year Bond	(37)	06/2024	CAD	(4,435,190)	3,175	—
Canadian Government 10-Year Bond	(19)	06/2024	CAD	(2,277,530)	—	(3,884)
Canola	(29)	05/2024	CAD	(344,346)	944	—
Canola	(9)	07/2024	CAD	(108,162)	—	(913)
Copper	(6)	05/2024	USD	(577,050)	6,452	—
Copper	(13)	05/2024	USD	(1,250,275)	—	(2,687)
Copper	(1)	06/2024	USD	(212,738)	—	(7,257)
Copper	(4)	07/2024	USD	(386,700)	3,531	—
Corn	(44)	05/2024	USD	(944,900)	—	(8,034)
Corn	(134)	07/2024	USD	(2,956,375)	119,289	—
Corn	(32)	07/2024	USD	(706,000)	—	(8,570)
Corn	(25)	09/2024	USD	(562,813)	—	(13,480)
Corn	(17)	12/2024	USD	(393,763)	—	(4,150)
ECX Emissions EUA	(29)	12/2024	EUR	(1,624,000)	176,454	—
Energy Select Sector Index E-mini	(1)	03/2024	USD	(90,110)	—	(2,071)
Euro FX	(64)	03/2024	USD	(8,647,200)	—	(34,015)
Euro-Bobl	(64)	03/2024	EUR	(7,438,080)	65,737	—
Euro-Bobl	(30)	03/2024	EUR	(3,486,600)	—	(3,452)
Euro-BTP	(6)	03/2024	EUR	(706,920)	1,337	—
Euro-Bund	(22)	03/2024	EUR	(2,918,300)	32,229	—
Euro-Bund	(1)	03/2024	EUR	(132,650)	—	(424)
Euro-Bund	(8)	03/2024	EUR	(1,061,200)	—	(2,656)
Euro-Buxl 30-Year	(1)	03/2024	EUR	(133,160)	—	(364)
Euro-OAT	(15)	03/2024	EUR	(1,915,350)	—	(4,754)
Euro-Schatz	(201)	03/2024	EUR	(21,135,150)	124,960	—
Euro-Schatz	(376)	03/2024	EUR	(39,536,400)	79,379	—
FTSE China A50 Index	(50)	03/2024	USD	(593,600)	879	—
FTSE China A50 Index	(4)	03/2024	USD	(47,488)	—	(364)
FTSE/JSE Top 40 Index	(17)	03/2024	ZAR	(11,257,910)	16,395	—
FTSE/JSE Top 40 Index	(1)	03/2024	ZAR	(662,230)	1,083	—
Hard Red Winter Wheat	(17)	05/2024	USD	(499,163)	—	(9,527)
Hard Red Winter Wheat	(5)	07/2024	USD	(143,563)	8,831	—
Hard Red Winter Wheat	(6)	07/2024	USD	(172,275)	—	(3,576)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024
39

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Japanese Yen	(120)	03/2024	USD	(10,029,000)	246,979	—
Japanese Yen	(7)	03/2024	USD	(585,025)	4,573	—
Long Gilt	(21)	06/2024	GBP	(2,059,890)	7,131	—
Long Gilt	(6)	06/2024	GBP	(588,540)	—	(2,879)
Milling Wheat	(47)	05/2024	EUR	(460,600)	10,981	—
Milling Wheat	(23)	09/2024	EUR	(235,750)	2,294	—
Milling Wheat	(7)	12/2024	EUR	(73,675)	889	—
MSCI Emerging Markets Index	(3)	03/2024	USD	(152,520)	—	(124)
MSCI Singapore Index	(14)	03/2024	SGD	(394,100)	1,926	—
Natural Gas	(10)	03/2024	USD	(186,000)	—	(8,387)
Natural Gas	(68)	03/2024	USD	(1,264,800)	—	(56,734)
Natural Gas	(25)	03/2024	GBP	(461,850)	—	(36,133)
Natural Gas	(10)	04/2024	USD	(200,800)	—	(10,047)
Natural Gas	(13)	05/2024	USD	(292,370)	—	(16,372)
Natural Gas	(11)	09/2024	USD	(290,400)	—	(16,159)
Natural Gas E-mini	(10)	03/2024	USD	(46,500)	—	(1,881)
Nickel	(4)	06/2024	USD	(431,112)	—	(43,269)
Norwegian Krone	(1)	03/2024	USD	(188,340)	658	—
Norwegian Krone	(1)	03/2024	USD	(188,340)	—	(712)
Palladium	(7)	06/2024	USD	(662,760)	24,048	—
Palladium	(3)	06/2024	USD	(284,040)	1,283	—
Platinum	(9)	04/2024	USD	(397,800)	7,674	—
Platinum	(8)	04/2024	USD	(353,600)	5,025	—
Primary Aluminum	(17)	06/2024	USD	(950,734)	—	(7,913)
Rapeseed	(12)	04/2024	EUR	(247,200)	486	—
Rapeseed	(8)	07/2024	EUR	(165,300)	—	(1,071)
Silver	(12)	05/2024	USD	(1,373,100)	26,269	—
Silver	(1)	05/2024	USD	(114,425)	538	—
Silver	(3)	05/2024	USD	(343,275)	—	(1,305)
Silver	(1)	07/2024	USD	(115,510)	—	(1,412)
South African Rand	(112)	03/2024	USD	(2,913,400)	9,702	—
Soybean	(19)	05/2024	USD	(1,083,713)	46,371	—
Soybean	(57)	07/2024	USD	(3,281,063)	151,162	—
Soybean	(13)	07/2024	USD	(748,313)	2,634	—
Soybean	(23)	11/2024	USD	(1,303,238)	5,037	—
Soybean Meal	(14)	05/2024	USD	(460,880)	16,708	—
Soybean Meal	(42)	07/2024	USD	(1,391,040)	49,176	—
Soybean Meal	(14)	07/2024	USD	(463,680)	5,288	—
Soybean Oil	(14)	05/2024	USD	(379,764)	4,415	—
Soybean Oil	(14)	07/2024	USD	(383,208)	1,901	—
Soybean Oil	(24)	07/2024	USD	(656,928)	1,723	—
Soybean Oil	(13)	12/2024	USD	(351,468)	17,317	—
STOXX 600 Utilities Index	(2)	03/2024	EUR	(35,790)	—	(201)
Sugar #11	(3)	04/2024	USD	(72,878)	1,539	—
Sugar #11	(3)	06/2024	USD	(72,341)	1,606	—
Sugar #11	(1)	02/2025	USD	(24,461)	502	—
Swiss Franc	(2)	03/2024	USD	(283,088)	1,541	—
Thai SET50 Index	(321)	03/2024	THB	(53,510,700)	40,038	—
U.S. Long Bond	(3)	06/2024	USD	(357,750)	—	(3,520)
U.S. Long Bond	(17)	06/2024	USD	(2,027,250)	—	(7,071)
U.S. Long Bond	(12)	06/2024	USD	(1,431,000)	—	(14,781)
U.S. Treasury 10-Year Note	(32)	06/2024	USD	(3,534,000)	65	—
U.S. Treasury 10-Year Note	(28)	06/2024	USD	(3,092,250)	—	(10,050)
U.S. Treasury 10-Year Note	(42)	06/2024	USD	(4,638,375)	—	(13,071)
U.S. Treasury 2-Year Note	(77)	06/2024	USD	(15,765,750)	—	(5,026)
U.S. Treasury 2-Year Note	(119)	06/2024	USD	(24,365,250)	—	(5,610)
U.S. Treasury 5-Year Note	(52)	06/2024	USD	(5,559,125)	1,986	—
U.S. Treasury 5-Year Note	(10)	06/2024	USD	(1,069,063)	—	(437)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
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Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(72)	06/2024	USD	(7,697,250)	—	(10,626)
U.S. Treasury Ultra 10-Year Note	(30)	06/2024	USD	(3,425,156)	—	(7,214)
U.S. Treasury Ultra 10-Year Note	(30)	06/2024	USD	(3,425,156)	—	(17,045)
U.S. Treasury Ultra 10-Year Note	(118)	06/2024	USD	(13,472,281)	—	(34,317)
U.S. Treasury Ultra Bond	(6)	06/2024	USD	(767,250)	95	—
U.S. Treasury Ultra Bond	(41)	06/2024	USD	(5,242,875)	—	(6,132)
U.S. Treasury Ultra Bond	(13)	06/2024	USD	(1,662,375)	—	(29,965)
Volatility Index	(13)	03/2024	USD	(182,114)	18,244	—
Volatility Index Mini	(2)	03/2024	USD	(2,802)	28	—
Wheat	(16)	05/2024	USD	(461,000)	11,590	—
Wheat	(16)	07/2024	USD	(463,400)	15,331	—
Wheat	(12)	07/2024	USD	(347,550)	—	(864)
Wheat	(5)	09/2024	USD	(146,688)	—	(799)
Wheat	(2)	12/2024	USD	(60,075)	4,146	—
White Sugar #5	(5)	04/2024	USD	(153,775)	1,865	—
White Sugar #5	(3)	07/2024	USD	(90,120)	217	—
WTI Crude	(2)	11/2024	USD	(146,260)	877	—
Zinc	(5)	06/2024	USD	(304,094)	—	(7,480)
Total					1,557,357	(523,642)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 3.520%	Receives Annually, Pays Annually	Citi	12/20/2053	USD	808,000	19,541	—	—	19,541	—

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	5.310%
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 29, 2024, the total value of these securities amounted to $107,999,803, which represents 24.12% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of February 29, 2024.
(c)	Represents a security purchased on a when-issued basis.
(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2024, the total value of these securities amounted to $939,169, which represents 0.21% of total net assets.

(e)	Valuation based on significant unobservable inputs.
(f)	Zero coupon bond.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 29, 2024.

(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Non-income producing investment.
(j)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 29, 2024.

(k)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(l)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(m)	Perpetual security with no specified maturity date.
(n)	Represents a security in default.
(o)	Principal and interest may not be guaranteed by a governmental entity.
(p)	Represents a security purchased on a forward commitment basis.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024
41

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Notes to Consolidated Portfolio of Investments (continued)
(q)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At February 29, 2024, the total market value of these securities amounted to $489,169, which represents 0.11% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Abiomed, Inc., CVR	12/21/2022	15,541	—	27,197
Albireo Pharma, Inc., CVR	01/09/2023-01/23/2023	37,853	80,907	89,454
Cincor Pharma, Inc.	01/09/2023-02/23/2023	44,405	135,473	149,707
Concert Pharmaceuticals, Inc., CVR	01/19/2023-03/02/2023	173,147	63,478	70,367
Resolute Forest Products, Inc.	07/06/2022-12/29/2022	76,222	101,179	152,444
			381,037	489,169

(r)
The stated interest rate represents the weighted average interest rate at February 29, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(s)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(t)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	208,710,318	182,191,493	(252,015,427)	(4,379)	138,882,005	14,935	4,011,104	138,909,787
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
BNY	Bank of New York
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
MTA	Monthly Treasury Average
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
42
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Currency Legend (continued)
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the consolidated financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
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43

Consolidated Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	18,445,432	450,000	18,895,432
Commercial Mortgage-Backed Securities - Agency	—	1,475,821	—	1,475,821
Commercial Mortgage-Backed Securities - Non-Agency	—	14,251,556	—	14,251,556
Common Stocks
Financials	—	160,739	—	160,739
Total Common Stocks	—	160,739	—	160,739
Convertible Bonds	—	4,479,241	—	4,479,241
Convertible Preferred Stocks
Utilities	—	661,976	—	661,976
Total Convertible Preferred Stocks	—	661,976	—	661,976
Corporate Bonds & Notes	—	98,747,376	—	98,747,376
Foreign Government Obligations	—	40,507,500	—	40,507,500
Municipal Bonds	—	3,272,841	—	3,272,841
Residential Mortgage-Backed Securities - Agency	—	40,479,742	—	40,479,742
Residential Mortgage-Backed Securities - Non-Agency	—	49,008,323	—	49,008,323
Rights
Health Care	—	—	336,725	336,725
Materials	—	—	152,444	152,444
Total Rights	—	—	489,169	489,169
Senior Loans	—	754,908	—	754,908
Treasury Bills	—	8,386,746	—	8,386,746
U.S. Treasury Obligations	—	23,562,627	—	23,562,627
Money Market Funds	138,882,005	—	—	138,882,005
Total Investments in Securities	138,882,005	304,194,828	939,169	444,016,002
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,162,284	—	1,162,284
Futures Contracts	6,716,787	—	—	6,716,787
Swap Contracts	—	19,541	—	19,541
Liability
Forward Foreign Currency Exchange Contracts	—	(799,599)	—	(799,599)
Futures Contracts	(1,085,407)	—	—	(1,085,407)
Total	144,513,385	304,577,054	939,169	450,029,608
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
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Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Consolidated Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $314,907,157)	$305,133,997
Affiliated issuers (cost $138,869,823)	138,882,005
Cash	5,357
Foreign currency (cost $93,348)	93,312
Cash collateral held at broker for:
Forward foreign currency exchange contracts	2,350,000
Margin deposits on:
Futures contracts	16,221,250
Swap contracts	86,717
Unrealized appreciation on forward foreign currency exchange contracts	1,162,284
Receivable for:
Investments sold	2,238,952
Investments sold on a delayed delivery basis	1,043,560
Capital shares sold	414,395
Dividends	602,844
Interest	2,553,378
Foreign tax reclaims	38,369
Variation margin for futures contracts	863,339
Prepaid expenses	3,927
Deferred compensation of board members	103,046
Other assets	12,346
Total assets	471,809,078
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	799,599
Payable for:
Investments purchased	2,231,670
Investments purchased on a delayed delivery basis	19,158,409
Capital shares redeemed	1,034,437
Variation margin for futures contracts	605,434
Variation margin for swap contracts	4,080
Foreign capital gains taxes deferred	57
Management services fees	13,468
Transfer agent fees	42,351
Compensation of chief compliance officer	42
Compensation of board members	2,002
Other expenses	34,707
Deferred compensation of board members	125,493
Total liabilities	24,051,749
Net assets applicable to outstanding capital stock	$447,757,329
Represented by
Paid in capital	531,171,974
Total distributable earnings (loss)	(83,414,645)
Total - representing net assets applicable to outstanding capital stock	$447,757,329
Institutional Class
Net assets	$447,757,329
Shares outstanding	48,682,239
Net asset value per share	$9.20
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024
45

Consolidated Statement of Operations
Six Months Ended February 29, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$51,423
Dividends — affiliated issuers	4,011,104
Interest	7,473,854
Interfund lending	766
Foreign taxes withheld	(32,361)
Total income	11,504,786
Expenses:
Management services fees	2,369,190
Transfer agent fees
Institutional Class	284,466
Custodian fees	40,029
Printing and postage fees	19,496
Registration fees	20,949
Accounting services fees	25,931
Legal fees	9,811
Interest on collateral	21
Compensation of chief compliance officer	42
Compensation of board members	8,081
Deferred compensation of board members	3,018
Other	31,517
Total expenses	2,812,551
Net investment income	8,692,235
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,249,270)
Investments — affiliated issuers	14,935
Foreign currency translations	(345,828)
Forward foreign currency exchange contracts	(1,956,190)
Futures contracts	(4,890,585)
Net realized loss	(9,426,938)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	5,673,983
Investments — affiliated issuers	(4,379)
Foreign currency translations	(16,044)
Forward foreign currency exchange contracts	564,898
Futures contracts	5,885,044
Swap contracts	23,889
Foreign capital gains tax	1,276
Net change in unrealized appreciation (depreciation)	12,128,667
Net realized and unrealized gain	2,701,729
Net increase in net assets resulting from operations	$11,393,964
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
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Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Consolidated Statement of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations
Net investment income	$8,692,235	$14,211,369
Net realized loss	(9,426,938)	(10,805,469)
Net change in unrealized appreciation (depreciation)	12,128,667	1,677,721
Net increase in net assets resulting from operations	11,393,964	5,083,621
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(10,963,938)	(37,236,968)
Total distributions to shareholders	(10,963,938)	(37,236,968)
Increase (decrease) in net assets from capital stock activity	8,912,685	(63,800,915)
Total increase (decrease) in net assets	9,342,711	(95,954,262)
Net assets at beginning of period	438,414,618	534,368,880
Net assets at end of period	$447,757,329	$438,414,618

	Six Months Ended		Year Ended
	February 29, 2024 (Unaudited)		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	5,313,799	48,568,380	10,253,167	95,719,139
Distributions reinvested	1,215,514	10,963,938	4,119,134	37,236,968
Shares redeemed	(5,536,549)	(50,619,633)	(21,241,847)	(196,757,022)
Net increase (decrease)	992,764	8,912,685	(6,869,546)	(63,800,915)
Total net increase (decrease)	992,764	8,912,685	(6,869,546)	(63,800,915)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024
47

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Institutional Class	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Per share data
Net asset value, beginning of period	$9.19	$9.79	$9.68	$9.38	$9.36	$9.08
Income (loss) from investment operations:
Net investment income	0.18	0.26 (a)	0.05	0.02	0.08	0.22
Net realized and unrealized gain (loss)	0.07	(0.16)	0.20	0.36	0.13	0.19
Total from investment operations	0.25	0.10	0.25	0.38	0.21	0.41
Distributions to shareholders
Distributions from net investment income	(0.24)	(0.67)	(0.14)	(0.08)	(0.19)	(0.13)
Distributions from net realized gains	—	(0.03)	—	—	—	—
Total distributions to shareholders	(0.24)	(0.70)	(0.14)	(0.08)	(0.19)	(0.13)
Net asset value, end of period	$9.20	$9.19	$9.79	$9.68	$9.38	$9.36
Total return	2.73%	1.14%	2.60%	4.12%	2.34%	4.62%
Ratios to average net assets
Total gross expenses(b)	1.31%(c),(d)	1.31%(c),(d)	1.31%(c),(d)	1.36%(c),(d)	1.39%(c)	1.27%(c)
Total net expenses(b),(e)	1.31%(c),(d)	1.31%(c),(d)	1.31%(c),(d)	1.36%(c),(d)	1.39%(c)	1.27%(c)
Net investment income	4.04%	2.75%(a)	0.47%	0.23%	0.91%	2.43%
Supplemental data
Net assets, end of period (in thousands)	$447,757	$438,415	$534,369	$524,920	$480,367	$502,726
Portfolio turnover	79%	200%	171%	203%	188%	226%

Notes to Consolidated Financial Highlights
(a)	Includes income resulting from special dividends. The effect of these amounted to:

Class	Net investment income per share	Net investment income ratio
Year Ended 8/31/2023
Institutional Class	0.01	0.08%

(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, annualized expenses would have been lower by:

Class	2/29/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019
Institutional Class	—%	0.03%	0.04%	0.10%	0.10%	—%

(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
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Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Notes to Consolidated Financial Statements
February 29, 2024 (Unaudited)
Note 1. Organization
Multi-Manager Alternative Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
ASGM Offshore Fund, Ltd. and ASMF Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and each respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and each Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At February 29, 2024, each Subsidiary’s financial statement information is as follows:
	ASGM Offshore Fund, Ltd.	ASMF Offshore Fund, Ltd.
% of consolidated fund net assets	1.40%	2.45%
Net assets	$6,269,724	$10,951,972
Net investment income (loss)	107,483	221,963
Net realized gain (loss)	(520,576)	(512,216)
Net change in unrealized appreciation (depreciation)	388,520	(159,424)
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiaries on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates, and to group retirement plan recordkeeping platforms that have an agreement with (i) Columbia Management Investment Distributors, Inc. or an affiliate thereof that specifically authorizes the group retirement plan recordkeeper to offer and/or service Institutional 3 Class shares within such platform, provided also that Fund shares are held in an omnibus account and (ii) Wilshire Associates, appointed or serving as investment manager or consultant to the recordkeeper’s group retirement platform. The Fund does not currently offer Institutional 3 Class shares. The Fund offers the share class listed in the Consolidated Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
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49

Notes to Consolidated Financial Statements (continued)
February 29, 2024 (Unaudited)
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
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Notes to Consolidated Financial Statements (continued)
February 29, 2024 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
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Notes to Consolidated Financial Statements (continued)
February 29, 2024 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to generate total return through long and short positions versus the U.S. dollar and to generate alpha. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.
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Notes to Consolidated Financial Statements (continued)
February 29, 2024 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market, the commodities market, the government bond market, the currency market and to generate alpha. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to gain exposure to or protect itself from market rate changes and to hedge the portfolio risk associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount.
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Notes to Consolidated Financial Statements (continued)
February 29, 2024 (Unaudited)
Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 29, 2024:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	4,556,672 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,162,284
Foreign exchange risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	426,500 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	509,418 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	19,541 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,224,197 *
Total		7,898,612

Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	44,784 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	799,599
Foreign exchange risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	77,738 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	404,239 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	558,646 *
Total		1,885,006

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

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Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Notes to Consolidated Financial Statements (continued)
February 29, 2024 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended February 29, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Commodity-related investment risk	—	(1,016,085)	(1,016,085)
Equity risk	—	809,662	809,662
Foreign exchange risk	(1,956,190)	(1,979,308)	(3,935,498)
Interest rate risk	—	(2,704,854)	(2,704,854)
Total	(1,956,190)	(4,890,585)	(6,846,775)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	213,974	—	213,974
Equity risk	—	4,177,323	—	4,177,323
Foreign exchange risk	564,898	335,734	—	900,632
Interest rate risk	—	1,158,013	23,889	1,181,902
Total	564,898	5,885,044	23,889	6,473,831
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended February 29, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	200,633,365
Futures contracts — short	310,382,613

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	1,896,729	(2,113,139)
Interest rate swap contracts	36,602	(4,045)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
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55

Notes to Consolidated Financial Statements (continued)
February 29, 2024 (Unaudited)
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Consolidated Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Consolidated Statement of Operations. Because
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Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Notes to Consolidated Financial Statements (continued)
February 29, 2024 (Unaudited)
no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Consolidated Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
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57

Notes to Consolidated Financial Statements (continued)
February 29, 2024 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 29, 2024:
	Barclays ($)	BNY Captial Markets ($)	CIBC ($)	Citi ($)(a)	Citi ($)(a)	Citi ($)(a)	Goldman Sachs ($)	HSBC ($)	JPMorgan ($)(a)	JPMorgan ($)(a)	Morgan Stanley ($)	RBC Capital Markets ($)	Standard Chartered ($)	State Street ($)	TD Securities ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	45,862	260	13,649	1,199	118,965	-	8,298	81,845	561,212	86,190	111,367	10,322	1,033	104,140	410	17,532	1,162,284
Liabilities
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	4,080	-	-	-	-	-	-	-	-	-	-	4,080
Forward foreign currency exchange contracts	11,995	6,402	9,210	3	88,909	-	36,501	19,815	496,205	56,053	21,011	6,891	-	38,442	-	8,162	799,599
Total liabilities	11,995	6,402	9,210	3	88,909	4,080	36,501	19,815	496,205	56,053	21,011	6,891	-	38,442	-	8,162	803,679
Total financial and derivative net assets	33,867	(6,142)	4,439	1,196	30,056	(4,080)	(28,203)	62,030	65,007	30,137	90,356	3,431	1,033	65,698	410	9,370	358,605
Total collateral received (pledged) (c)	-	-	-	-	-	(4,080)	-	-	-	-	-	-	-	-	-	-	(4,080)
Net amount (d)	33,867	(6,142)	4,439	1,196	30,056	-	(28,203)	62,030	65,007	30,137	90,356	3,431	1,033	65,698	410	9,370	362,685

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
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Notes to Consolidated Financial Statements (continued)
February 29, 2024 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Consolidated Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
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Notes to Consolidated Financial Statements (continued)
February 29, 2024 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Consolidated Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.95% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2024 was 1.10% of the Fund’s average daily net assets.
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Notes to Consolidated Financial Statements (continued)
February 29, 2024 (Unaudited)
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with AlphaSimplex Group, LLC, Crabel Capital Management, LLC, Manulife Investment Management (US) LLC and TCW Investment Management Company LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Consolidated Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 29, 2024, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.13
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
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61

Notes to Consolidated Financial Statements (continued)
February 29, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2024
Institutional Class	1.37%
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 29, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
453,777,000	11,413,000	(15,160,000)	(3,747,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2023 as arising on September 1, 2023.
Late year ordinary losses ($)	Post-October capital losses ($)
1,770,217	16,465,087
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
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Notes to Consolidated Financial Statements (continued)
February 29, 2024 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $274,972,629 and $221,827,011, respectively, for the six months ended February 29, 2024, of which $197,726,887 and $179,106,959, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $2,194 for the six months ended February 29, 2024.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 29, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,350,000	5.86	2
Interest income earned by the Fund is recorded as interfund lending in the Consolidated Statement of Operations. The Fund had no outstanding interfund loans at February 29, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024
63

Notes to Consolidated Financial Statements (continued)
February 29, 2024 (Unaudited)
borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended February 29, 2024.
Note 9. Significant risks
Alternative strategies investment risk
An investment in alternative investment strategies (Alternative Strategies) involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money.
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested.
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Notes to Consolidated Financial Statements (continued)
February 29, 2024 (Unaudited)
If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Certain money market funds may impose a discretionary liquidity fee of up to 2% on redemptions if that fee is determined to be in the best interest of the fund and, by October 2, 2024 or earlier, certain money market funds must impose a mandatory liquidity fee on redemptions if net redemptions exceed 5% of their net assets. Such fees, if imposed, will reduce the amount the Fund receives on redemptions. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money
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65

Notes to Consolidated Financial Statements (continued)
February 29, 2024 (Unaudited)
market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At February 29, 2024, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
66
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024

Notes to Consolidated Financial Statements (continued)
February 29, 2024 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Multi-Manager Alternative Strategies Fund  | Semiannual Report 2024
67

Multi-Manager Alternative Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR100_08_P01_(04/24)

Columbia Balanced Fund
Semiannual Report
February 29, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Columbia Balanced Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Balanced Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks high total return by investing in common stocks and debt securities.

Portfolio management
Guy Pope, CFA
Lead Portfolio Manager
Managed Fund since 1997
Jason Callan
Portfolio Manager
Managed Fund since 2018
Gregory Liechty
Portfolio Manager
Managed Fund since 2011
Ronald Stahl, CFA
Portfolio Manager
Managed Fund since 2005

Average annual total returns (%) (for the period ended February 29, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	10.75	22.99	10.09	8.17
	Including sales charges		4.39	15.93	8.80	7.53
Advisor Class		11/08/12	10.91	23.30	10.37	8.45
Class C	Excluding sales charges	10/13/03	10.33	22.04	9.27	7.37
	Including sales charges		9.33	21.04	9.27	7.37
Institutional Class		10/01/91	10.89	23.27	10.37	8.44
Institutional 2 Class		03/07/11	10.92	23.35	10.42	8.52
Institutional 3 Class		11/08/12	10.95	23.39	10.47	8.57
Class R		09/27/10	10.61	22.69	9.82	7.91
Blended Benchmark			9.24	19.03	9.22	8.32
S&P 500 Index			13.93	30.45	14.76	12.70
Bloomberg U.S. Aggregate Bond Index			2.35	3.33	0.56	1.43
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/investor/ or calling 800.345.6611.
The Blended Benchmark is a weighted custom composite consisting of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Bond Index.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Balanced Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Portfolio breakdown (%) (at February 29, 2024)
Asset-Backed Securities — Non-Agency	5.6
Commercial Mortgage-Backed Securities - Non-Agency	2.8
Common Stocks	54.1
Convertible Bonds	0.0 (a)
Corporate Bonds & Notes	6.3
Exchange-Traded Equity Funds	1.6
Foreign Government Obligations	0.0 (a)
Money Market Funds	9.8
Residential Mortgage-Backed Securities - Agency	11.5
Residential Mortgage-Backed Securities - Non-Agency	8.0
Senior Loans	0.0 (a)
U.S. Treasury Obligations	0.3
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4
Columbia Balanced Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2023 — February 29, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,107.50	1,020.24	4.87	4.67	0.93
Advisor Class	1,000.00	1,000.00	1,109.10	1,021.48	3.57	3.42	0.68
Class C	1,000.00	1,000.00	1,103.30	1,016.51	8.79	8.42	1.68
Institutional Class	1,000.00	1,000.00	1,108.90	1,021.48	3.57	3.42	0.68
Institutional 2 Class	1,000.00	1,000.00	1,109.20	1,021.68	3.36	3.22	0.64
Institutional 3 Class	1,000.00	1,000.00	1,109.50	1,021.93	3.09	2.97	0.59
Class R	1,000.00	1,000.00	1,106.10	1,019.00	6.18	5.92	1.18
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Balanced Fund  | Semiannual Report 2024
5

Portfolio of Investments
February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities — Non-Agency 6.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2023-3PL Class A
08/19/2030	6.600%	1,301,751	1,301,939
ACHV ABS TRUST(a)
Subordinated Series 2023-3PL Class B
08/19/2030	7.170%	2,550,000	2,564,226
Affirm Asset Securitization Trust(a)
Series 2022-A Class 1A
05/17/2027	4.300%	4,225,000	4,192,136
Series 2023-B Class A
09/15/2028	6.820%	8,400,000	8,513,550
Series 2023-X1 Class A
11/15/2028	7.110%	4,818,807	4,831,680
Series 2024-A Class A
02/15/2029	5.610%	10,200,000	10,187,883
Subordinated Series 2023-B Class 1C
09/15/2028	7.810%	2,000,000	2,049,512
ALM Ltd.(a),(b)
Series 2022-20A Class A2
3-month Term SOFR + 2.000% Floor 2.000% 07/15/2037	7.314%	8,450,000	8,435,931
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	3,850,000	3,723,472
Subordinated Series 2022-2 Class C
06/13/2028	4.410%	2,713,719	2,701,864
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	10,050,000	10,056,919
Apidos CLO XI(a),(b)
Series 2012-11A Class BR3
3-month Term SOFR + 1.912% Floor 1.650% 04/17/2034	7.228%	12,575,000	12,576,333
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month Term SOFR + 1.412% Floor 1.150% 01/20/2031	6.729%	5,925,000	5,918,287
Aqua Finance Trust(a)
Series 2021-A Class A
07/17/2046	1.540%	2,778,569	2,480,269
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month Term SOFR + 1.712% Floor 1.450% 04/15/2030	7.026%	3,450,000	3,450,362
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	2,100,000	2,040,672
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-7A Class B
3-month Term SOFR + 1.912% Floor 1.650% 01/22/2035	7.229%	15,750,000	15,749,921
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A1
3-month Term SOFR + 1.262% 04/20/2031	6.579%	2,453,116	2,454,364
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month Term SOFR + 1.962% Floor 1.700% 10/15/2030	7.276%	22,000,000	22,010,054
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month Term SOFR + 1.262% Floor 1.000% 04/20/2034	6.579%	6,725,000	6,675,101
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month Term SOFR + 1.402% Floor 1.140% 01/20/2031	6.719%	9,712,984	9,723,610
Carlyle CLO Ltd.(a),(b)
Series C17A Class CR
3-month Term SOFR + 3.062% Floor 2.800% 04/30/2031	8.379%	1,925,000	1,906,316
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month Term SOFR + 1.662% 01/20/2030	6.979%	2,000,000	1,996,408
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	1,650,000	1,551,142
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	7,024,040	6,655,041
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	1,227,031	1,215,309
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	22,110,000	21,079,132
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Balanced Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month Term SOFR + 1.282% 04/15/2031	6.596%	7,912,465	7,915,994
Dryden Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month Term SOFR + 1.812% Floor 1.550% 07/15/2030	7.126%	6,025,000	6,025,542
DT Auto Owner Trust(a)
Series 2020-2A Class D
03/16/2026	4.730%	2,745,514	2,735,093
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	3,244,252	3,217,139
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	6,125,000	5,949,266
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	8,353,046	8,376,449
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	1,786,175	1,771,659
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	2,024,181	2,001,545
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	758,810	755,926
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	1,568,602	1,553,364
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	6,831,301	6,643,754
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	27,330,000	25,735,259
Ford Credit Auto Owner Trust(a)
Series 2021-2 Class A
05/15/2034	1.530%	15,305,000	14,009,110
Series 2022-1 Class A
11/15/2034	3.880%	21,500,000	20,749,669
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	231,405	229,955
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-1 Class D
03/15/2027	1.320%	5,075,000	4,976,290
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	62,080	61,914
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FREED ABS Trust(a)
Subordinated Series 2022-3FP Class B
08/20/2029	5.790%	585,828	585,632
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class C
08/15/2025	3.060%	440,514	439,829
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	689,117	688,111
GoldenTree Loan Management US CLO Ltd.(a),(b)
Series 2024-19A Class A
3-month Term SOFR + 1.500% Floor 1.500% 04/20/2037	6.821%	17,000,000	16,996,753
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month Term SOFR + 1.362% Floor 1.100% 07/20/2034	6.679%	9,175,000	9,179,652
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class A
12/26/2025	1.210%	9,606,000	9,349,365
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	694,341	674,794
Series 2019-AA Class A
07/25/2033	2.340%	1,690,642	1,594,983
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2020-REV1 Class B
10/15/2028	4.494%	5,251,572	5,226,755
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	200,668	199,582
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	6.721%	3,025,000	3,029,541
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	7.114%	16,325,000	16,311,287
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month Term SOFR + 1.362% Floor 1.100% 10/15/2031	6.676%	13,708,192	13,719,720
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month Term SOFR + 2.112% Floor 1.650% 10/20/2030	7.429%	22,575,000	22,584,843
OHA Credit Funding Ltd.(a),(b)
Series 2020-6A Class AR
3-month Term SOFR + 1.402% Floor 1.140% 07/20/2034	6.719%	16,150,000	16,155,313
Series 2021-8A Class A
3-month Term SOFR + 1.452% Floor 1.190% 01/18/2034	6.750%	4,025,000	4,027,238
OneMain Financial Issuance Trust(a)
Series 2023-2A Class A1
09/15/2036	5.840%	22,150,000	22,310,669
Oportun Issuance Trust(a)
Series 2024-1A Class A
04/08/2031	6.334%	4,100,000	4,102,550
Pagaya AI Debt Selection Trust(a)
Series 2021-5 Class A
08/15/2029	1.530%	24,460	24,410
Series 2021-HG1 Class A
01/16/2029	1.220%	2,118,442	2,068,407
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	9,130,623	9,011,209
Series 2022-2 Class A
01/15/2030	4.970%	617,699	614,237
Series 2023-1 Class A
07/15/2030	7.556%	6,677,828	6,700,251
Series 2023-5 Class A
04/15/2031	7.179%	8,144,361	8,167,354
Series 2023-8 Class A
06/16/2031	7.299%	2,125,000	2,141,146
Series 2024-1 Class A
07/15/2031	6.660%	4,050,000	4,060,102
Series 2024-2 Class A
08/15/2031	6.319%	3,600,000	3,604,535
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	4,324,428	4,202,845
Pagaya AI Debt Trust(a),(c)
Subordinated Series 2023-7 Class AB
07/15/2031	7.342%	7,643,769	7,660,935
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/15/2029	7.326%	10,000,000	9,933,100
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	3,658,320	3,675,490
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month Term SOFR + 0.712% Floor 1.450% 10/15/2030	6.026%	12,200,000	12,179,748
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class A2
3-month Term SOFR + 1.812% 04/15/2030	7.126%	3,000,000	2,999,925
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	3,089,551	2,807,038
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	1,275,000	1,203,123
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	1,050,000	979,957
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	1,568,468	1,553,448
SCF Equipment Leasing LLC(a)
Series 2020-1A Class C
08/21/2028	2.600%	4,850,000	4,739,004
Theorem Funding Trust(a)
Series 2023-1A Class A
04/15/2029	7.580%	2,163,810	2,181,481
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	1,210,087	1,208,205
Upstart Pass-Through Trust(a)
Series 2021-ST10 Class A
01/20/2030	2.250%	5,305,310	5,184,658
Series 2021-ST2 Class A
04/20/2027	2.500%	333,417	324,868
Series 2021-ST7 Class A
09/20/2029	1.850%	148,568	148,205
Series 2021-ST9 Class A
11/20/2029	1.700%	521,112	513,869
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	374,659	373,892
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Balanced Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	213,329	212,828
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	1,113,734	1,104,569
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	3,180,921	3,124,485
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	804,885	788,927
Westlake Automobile Receivables Trust(a)
Subordinated Series 2021-3 Class C
01/15/2027	1.580%	12,396,000	12,096,893
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	5,125,000	5,127,651
Total Asset-Backed Securities — Non-Agency (Cost $559,569,654)			556,642,773

Commercial Mortgage-Backed Securities - Non-Agency 3.1%

AMSR Trust(a)
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	2,799,000	2,656,684
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month Term SOFR + 1.497% Floor 1.450% 05/15/2035	6.815%	16,800,000	16,479,490
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class C
1-month Term SOFR + 1.614% Floor 1.500% 10/15/2037	6.932%	3,558,358	3,492,240
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	8,475,000	8,161,712
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month Term SOFR + 1.547% Floor 1.250% 07/15/2035	6.615%	14,823,000	14,718,988
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class C
1-month Term SOFR + 1.364% Floor 1.250% 10/15/2036	6.682%	4,458,385	4,450,026
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	6.731%	14,175,000	13,767,340
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	7,225,000	7,057,864
BX Trust(a),(b)
Subordinated Series 2019-ATL Class C
1-month Term SOFR + 1.700% Floor 1.587% 10/15/2036	7.019%	4,422,000	4,377,778
Subordinated Series 2019-ATL Class D
1-month Term SOFR + 2.001% Floor 1.887% 10/15/2036	7.319%	3,895,000	3,787,884
COMM Mortgage Trust(a),(c)
Subordinated Series 2020-CBM Class D
02/10/2037	3.633%	2,925,000	2,763,173
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	3,275,000	2,613,213
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	4,225,000	3,967,845
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	18,600,000	17,268,528
GS Mortgage Securities Corp. II(a),(c)
Series 2023-SHIP Class A
09/10/2038	4.322%	6,825,000	6,600,194
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	3,835,000	3,473,426
GS Mortgage Securities Corp. Trust(a),(b)
Subordinated CMO Series 2021-IP Class D
1-month Term SOFR + 2.214% Floor 2.100% 10/15/2036	7.532%	5,425,000	5,213,280
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	6,389,725	5,725,445
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	40,972,086	37,283,144
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	1,500,000	1,132,461
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	14,135,000	13,168,180
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	7,392,500	6,427,754
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | Semiannual Report 2024
9

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	7.632%	6,950,000	6,356,956
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	8.182%	2,600,000	2,127,365
Progress Residential Trust(a)
Series 2020-SFR1 Class C
04/17/2037	2.183%	2,075,000	1,985,665
Series 2020-SFR1 Class D
04/17/2037	2.383%	4,200,000	4,014,782
Series 2024-SFR1 Class A
02/17/2041	3.350%	9,585,000	8,814,962
Subordinated Series 2020-SFR2 Class C
06/17/2037	3.077%	600,000	577,098
Subordinated Series 2020-SFR2 Class D
06/17/2037	3.874%	775,000	749,984
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	11,910,000	10,707,076
SFO Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-555 Class E
1-month Term SOFR + 3.014% Floor 2.900% 05/15/2038	8.332%	3,025,000	2,379,893
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	6.868%	21,925,000	21,541,166
STAR Trust(a),(b)
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2024	7.268%	12,100,000	12,082,213
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	4,100,000	3,780,582
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	6,775,000	5,965,544
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	6,512,659	6,403,390
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-FCMT Class D
1-month Term SOFR + 3.614% Floor 3.500% 05/15/2031	8.932%	3,925,000	3,618,257
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $294,848,123)			275,691,582

Common Stocks 60.5%
Issuer	Shares	Value ($)
Communication Services 7.0%
Entertainment 0.8%
Endeavor Group Holdings, Inc., Class A	1,377,031	33,117,596
Take-Two Interactive Software, Inc.(d)	271,065	39,827,580
Total		72,945,176
Interactive Media & Services 5.3%
Alphabet, Inc., Class A(d)	787,618	109,053,588
Alphabet, Inc., Class C(d)	693,816	96,981,600
Match Group, Inc.(d)	596,337	21,491,985
Meta Platforms, Inc., Class A	401,735	196,902,376
Pinterest, Inc., Class A(d)	1,134,438	41,633,875
Total		466,063,424
Media 0.3%
Comcast Corp., Class A	512,993	21,981,750
Wireless Telecommunication Services 0.6%
T-Mobile US, Inc.	344,815	56,308,290
Total Communication Services		617,298,640
Consumer Discretionary 5.6%
Automobiles 0.3%
Tesla, Inc.(d)	129,610	26,165,667
Broadline Retail 3.4%
Amazon.com, Inc.(d)	1,466,853	259,280,936
eBay, Inc.	942,378	44,555,632
Total		303,836,568
Hotels, Restaurants & Leisure 0.5%
Las Vegas Sands Corp.	806,723	43,982,538
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Balanced Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.4%
NIKE, Inc., Class B	654,792	68,052,533
Tapestry, Inc.	1,098,055	52,190,554
Total		120,243,087
Total Consumer Discretionary		494,227,860
Consumer Staples 3.5%
Consumer Staples Distribution & Retail 1.9%
Dollar Tree, Inc.(d)	202,736	29,737,316
Sysco Corp.	776,370	62,862,679
Walmart, Inc.	1,271,391	74,516,227
Total		167,116,222
Food Products 0.4%
Mondelez International, Inc., Class A	520,257	38,015,179
Household Products 0.8%
Procter & Gamble Co. (The)	455,985	72,474,256
Personal Care Products 0.4%
Coty, Inc., Class A(d)	2,798,198	35,145,367
Total Consumer Staples		312,751,024
Energy 2.3%
Oil, Gas & Consumable Fuels 2.3%
Canadian Natural Resources Ltd.	863,931	60,207,351
Chevron Corp.	620,759	94,361,576
EOG Resources, Inc.	411,488	47,098,916
Total		201,667,843
Total Energy		201,667,843
Financials 8.0%
Banks 2.7%
Bank of America Corp.	2,161,307	74,608,318
JPMorgan Chase & Co.	511,631	95,194,064
Wells Fargo & Co.	1,262,160	70,163,474
Total		239,965,856
Capital Markets 1.7%
BlackRock, Inc.	103,024	83,587,492
Charles Schwab Corp. (The)	579,550	38,702,349
S&P Global, Inc.	76,194	32,639,986
Total		154,929,827
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.5%
American Express Co.	199,719	43,822,343
Financial Services 2.7%
Berkshire Hathaway, Inc., Class B(d)	67,638	27,690,997
Block, Inc., Class A(d)	494,899	39,329,623
MasterCard, Inc., Class A	173,080	82,171,461
Visa, Inc., Class A	323,037	91,303,178
Total		240,495,259
Insurance 0.4%
Aon PLC, Class A	99,271	31,368,643
Total Financials		710,581,928
Health Care 7.1%
Biotechnology 2.0%
AbbVie, Inc.	544,590	95,875,069
BioMarin Pharmaceutical, Inc.(d)	410,518	35,419,493
Vertex Pharmaceuticals, Inc.(d)	102,031	42,928,523
Total		174,223,085
Health Care Equipment & Supplies 1.5%
Abbott Laboratories	373,539	44,316,667
Becton Dickinson & Co.	210,718	49,634,625
Boston Scientific Corp.(d)	578,885	38,327,976
Total		132,279,268
Health Care Providers & Services 1.1%
Elevance Health, Inc.	199,547	100,022,934
Life Sciences Tools & Services 1.3%
IQVIA Holdings, Inc.(d)	89,998	22,243,906
Thermo Fisher Scientific, Inc.	163,420	93,178,815
Total		115,422,721
Pharmaceuticals 1.2%
Eli Lilly & Co.	94,588	71,289,084
Pfizer, Inc.	1,453,466	38,604,057
Total		109,893,141
Total Health Care		631,841,149
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | Semiannual Report 2024
11

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 6.6%
Aerospace & Defense 1.2%
L3Harris Technologies, Inc.	223,681	47,344,321
RTX Corp.	663,335	59,481,249
Total		106,825,570
Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	429,729	63,711,622
Electrical Equipment 0.8%
Emerson Electric Co.	632,159	67,546,189
Ground Transportation 1.4%
Uber Technologies, Inc.(d)	561,262	44,620,329
Union Pacific Corp.	323,615	82,097,889
Total		126,718,218
Industrial Conglomerates 1.5%
General Electric Co.	382,250	59,971,203
Honeywell International, Inc.	351,656	69,884,597
Total		129,855,800
Machinery 0.8%
Parker-Hannifin Corp.	138,067	73,927,975
Passenger Airlines 0.2%
United Airlines Holdings, Inc.(d)	482,823	21,963,618
Total Industrials		590,548,992
Information Technology 17.8%
Electronic Equipment, Instruments & Components 0.6%
TE Connectivity Ltd.	380,204	54,582,086
IT Services 0.9%
Accenture PLC, Class A	132,818	49,777,530
International Business Machines Corp.	146,538	27,113,926
Total		76,891,456
Semiconductors & Semiconductor Equipment 6.3%
Advanced Micro Devices, Inc.(d)	239,673	46,144,243
Entegris, Inc.	267,550	35,948,018
Lam Research Corp.	77,831	73,024,936
Marvell Technology, Inc.	165,763	11,878,576
NVIDIA Corp.	363,417	287,506,457
Common Stocks (continued)
Issuer	Shares	Value ($)
ON Semiconductor Corp.(d)	464,736	36,676,965
QUALCOMM, Inc.	446,257	70,414,892
Total		561,594,087
Software 6.1%
Adobe, Inc.(d)	85,934	48,147,101
Intuit, Inc.	82,045	54,386,810
Microsoft Corp.	980,200	405,449,928
Palo Alto Networks, Inc.(d)	107,943	33,521,699
Total		541,505,538
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	1,937,902	350,275,787
Total Information Technology		1,584,848,954
Materials 1.3%
Chemicals 0.4%
Sherwin-Williams Co. (The)	103,316	34,304,011
Containers & Packaging 0.5%
Avery Dennison Corp.	187,451	40,588,765
Metals & Mining 0.4%
Newmont Corp.	1,142,654	35,707,938
Total Materials		110,600,714
Real Estate 0.5%
Specialized REITs 0.5%
American Tower Corp.	220,139	43,776,842
Total Real Estate		43,776,842
Utilities 0.8%
Multi-Utilities 0.8%
DTE Energy Co.	327,992	35,537,933
Public Service Enterprise Group, Inc.	629,307	39,268,757
Total		74,806,690
Total Utilities		74,806,690
Total Common Stocks (Cost $2,884,394,662)		5,372,950,636
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Balanced Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	223,000	131,849
Total Convertible Bonds (Cost $215,787)			131,849

Corporate Bonds & Notes 7.1%

Aerospace & Defense 0.4%
BAE Systems PLC(a)
04/15/2030	3.400%	7,500,000	6,780,729
Boeing Co. (The)
05/01/2040	5.705%	9,350,000	9,102,868
Bombardier, Inc.(a)
04/15/2027	7.875%	248,000	248,245
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,181,000	2,182,362
Northrop Grumman Corp.
06/01/2034	4.900%	3,425,000	3,335,456
Raytheon Technologies Corp.
03/15/2032	2.375%	8,868,000	7,187,048
Spirit AeroSystems, Inc.
06/15/2028	4.600%	129,000	113,242
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	160,000	173,047
11/15/2030	9.750%	131,000	140,356
TransDigm, Inc.
11/15/2027	5.500%	369,000	356,483
TransDigm, Inc.(a)
08/15/2028	6.750%	250,000	253,095
03/01/2029	6.375%	485,000	487,420
12/15/2030	6.875%	254,000	257,350
03/01/2032	6.625%	496,000	499,063
Total			31,116,764
Airlines 0.0%
Air Canada(a)
08/15/2026	3.875%	183,000	173,267
American Airlines, Inc.(a)
05/15/2029	8.500%	120,000	126,127
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	510,881	506,268
04/20/2029	5.750%	237,298	232,058
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	346,522	326,316
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Airlines, Inc.(a)
04/15/2026	4.375%	245,000	235,882
04/15/2029	4.625%	252,000	232,408
Total			1,832,326
Automotive 0.0%
Ford Motor Credit Co. LLC
02/10/2025	2.300%	210,000	203,131
11/13/2025	3.375%	261,000	250,464
IHO Verwaltungs GmbH(a),(e)
09/15/2026	4.750%	264,544	256,895
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	253,000	249,069
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	93,000	92,847
05/15/2027	8.500%	406,000	407,718
Total			1,460,124
Banking 2.3%
Bank of America Corp.(f)
04/23/2040	4.078%	31,000,000	26,522,537
Citigroup, Inc.(f)
01/25/2033	3.057%	16,650,000	13,989,179
Goldman Sachs Group, Inc. (The)(f)
04/22/2032	2.615%	24,300,000	20,196,928
HSBC Holdings PLC(f)
05/24/2032	2.804%	26,800,000	22,145,140
JPMorgan Chase & Co.(f)
04/22/2032	2.580%	11,833,000	9,893,290
10/23/2034	6.254%	10,000,000	10,614,919
Subordinated
05/13/2031	2.956%	24,441,000	21,218,729
Morgan Stanley(f)
01/22/2031	2.699%	28,700,000	24,844,378
11/01/2034	6.627%	6,089,000	6,607,506
PNC Financial Services Group, Inc. (The)(f)
01/22/2035	5.676%	13,475,000	13,506,589
US Bancorp(f)
06/12/2034	5.836%	3,000,000	3,023,248
Wells Fargo & Co.(f)
04/24/2034	5.389%	35,000,000	34,431,530
Total			206,993,973
Brokerage/Asset Managers/Exchanges 0.0%
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	229,000	235,792
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	224,000	243,942
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | Semiannual Report 2024
13

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	241,000	223,425
Hightower Holding LLC(a)
04/15/2029	6.750%	293,000	275,287
NFP Corp.(a)
08/15/2028	4.875%	235,000	234,360
08/15/2028	6.875%	672,000	683,811
10/01/2030	7.500%	212,000	223,099
Total			2,119,716
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	184,000	164,156
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	136,000	131,238
05/15/2029	4.125%	186,000	167,424
08/01/2030	6.500%	125,000	125,702
Interface, Inc.(a)
12/01/2028	5.500%	145,000	136,597
James Hardie International Finance DAC(a)
01/15/2028	5.000%	238,000	229,454
SRS Distribution, Inc.(a)
07/01/2028	4.625%	142,000	132,404
07/01/2029	6.125%	276,000	257,411
12/01/2029	6.000%	293,000	272,739
Standard Industries, Inc.(a)
02/15/2027	5.000%	61,000	58,726
01/15/2028	4.750%	160,000	151,035
Summit Materials LLC /Finance Corp.(a)
01/15/2031	7.250%	188,000	194,859
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	33,000	31,856
White Cap Buyer LLC(a)
10/15/2028	6.875%	404,000	394,869
Total			2,448,470
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	356,000	336,472
02/01/2028	5.000%	151,000	139,470
03/01/2030	4.750%	676,000	575,152
08/15/2030	4.500%	682,000	565,722
03/01/2031	7.375%	103,000	99,753
02/01/2032	4.750%	195,000	157,422
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	167,000	131,961
Charter Communications Operating LLC/Capital
06/30/2062	3.950%	9,934,000	5,840,375
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
02/01/2028	5.375%	258,000	224,943
02/01/2029	6.500%	240,000	209,043
01/15/2030	5.750%	335,000	196,926
12/01/2030	4.125%	227,000	169,093
02/15/2031	3.375%	233,000	164,388
DISH DBS Corp.(a)
12/01/2028	5.750%	227,000	157,196
DISH Network Corp.(a)
11/15/2027	11.750%	444,000	463,188
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	204,000	190,608
07/01/2029	5.500%	188,000	177,837
09/01/2031	3.875%	127,000	105,149
Time Warner Cable LLC
05/01/2037	6.550%	16,960,000	15,921,540
Virgin Media Finance PLC(a)
07/15/2030	5.000%	299,000	257,966
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	206,000	193,098
08/15/2030	4.500%	192,000	167,749
VZ Secured Financing BV(a)
01/15/2032	5.000%	329,000	281,563
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	241,000	206,125
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	233,000	227,523
Ziggo BV(a)
01/15/2030	4.875%	219,000	195,168
Total			27,355,430
Chemicals 0.1%
Avient Corp.(a)
08/01/2030	7.125%	120,000	122,707
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	119,000	105,796
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	215,000	207,655
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	209,000	208,771
Element Solutions, Inc.(a)
09/01/2028	3.875%	316,000	286,577
HB Fuller Co.
10/15/2028	4.250%	253,000	235,097
Herens Holdco Sarl(a)
05/15/2028	4.750%	163,000	142,649
INEOS Finance PLC(a)
04/15/2029	7.500%	333,000	330,505
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Balanced Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	162,000	153,257
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	221,000	233,272
Ingevity Corp.(a)
11/01/2028	3.875%	267,000	235,575
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	213,000	177,935
Iris Holdings, Inc.(a),(e)
02/15/2026	8.750%	135,000	115,851
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	271,000	242,803
11/15/2028	9.750%	395,000	420,031
10/01/2029	6.250%	181,000	161,706
SPCM SA(a)
03/15/2027	3.125%	133,000	123,314
WR Grace Holdings LLC(a)
06/15/2027	4.875%	108,000	102,794
08/15/2029	5.625%	516,000	452,730
03/01/2031	7.375%	127,000	128,821
Total			4,187,846
Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	106,000	95,589
Herc Holdings, Inc.(a)
07/15/2027	5.500%	117,000	114,538
John Deere Capital Corp.
07/14/2028	4.950%	6,000,000	6,034,360
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	54,000	55,262
03/15/2031	7.750%	309,000	324,658
Total			6,624,407
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	372,000	317,853
12/01/2028	6.125%	329,000	281,147
Match Group Holdings II LLC(a)
10/01/2031	3.625%	133,000	112,565
Match Group, Inc.(a)
02/15/2029	5.625%	191,000	183,437
Uber Technologies, Inc.(a)
01/15/2028	6.250%	247,000	247,532
08/15/2029	4.500%	331,000	311,693
Total			1,454,227
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Acushnet Co.(a)
10/15/2028	7.375%	47,000	48,467
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	473,000	470,844
Newell Brands, Inc.
09/15/2027	6.375%	79,000	76,743
Prestige Brands, Inc.(a)
01/15/2028	5.125%	165,000	159,477
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	65,000	55,092
02/01/2032	4.375%	281,000	235,302
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	131,000	127,367
07/15/2030	5.500%	159,000	155,825
03/15/2031	3.875%	51,000	48,443
Total			1,377,560
Diversified Manufacturing 0.0%
Chart Industries, Inc.(a)
01/01/2030	7.500%	136,000	140,315
01/01/2031	9.500%	47,000	50,487
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	374,000	375,206
Gates Global LLC/Co.(a)
01/15/2026	6.250%	524,000	523,438
Madison IAQ LLC(a)
06/30/2028	4.125%	152,000	138,530
06/30/2029	5.875%	213,000	190,320
Resideo Funding, Inc.(a)
09/01/2029	4.000%	479,000	423,580
Vertical Holdco GmbH(a)
07/15/2028	7.625%	325,000	317,660
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	391,000	375,502
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	287,000	293,504
WESCO Distribution, Inc.(a),(g)
03/15/2029	6.375%	186,000	186,235
03/15/2032	6.625%	239,000	239,185
Total			3,253,962
Electric 0.5%
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	335,000	313,567
02/15/2031	3.750%	232,000	195,682
01/15/2032	3.750%	102,000	85,313
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | Semiannual Report 2024
15

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Edison International
11/15/2028	5.250%	6,300,000	6,266,873
Emera US Finance LP
06/15/2046	4.750%	8,800,000	7,156,243
Indiana Michigan Power Co.
03/15/2037	6.050%	2,500,000	2,593,245
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	54,000	50,536
09/15/2027	4.500%	335,000	312,982
01/15/2029	7.250%	388,000	394,637
NRG Energy, Inc.(a)
02/15/2029	3.375%	134,000	117,091
06/15/2029	5.250%	154,000	146,012
02/15/2031	3.625%	272,000	228,797
02/15/2032	3.875%	44,000	36,947
Ohio Edison Co.(a)
01/15/2033	5.500%	7,000,000	6,907,484
Pacific Gas and Electric Co.
01/15/2053	6.750%	7,861,000	8,425,446
Progress Energy, Inc.
03/01/2031	7.750%	5,000,000	5,647,693
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	295,000	267,434
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	75,000	73,855
02/15/2027	5.625%	86,000	83,879
07/31/2027	5.000%	379,000	363,448
10/15/2031	7.750%	397,000	410,794
Total			40,077,958
Environmental 0.0%
GFL Environmental, Inc.(a)
12/15/2026	5.125%	96,000	93,920
01/15/2031	6.750%	223,000	228,157
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	371,000	363,701
Total			685,778
Finance Companies 0.0%
Navient Corp.
06/25/2025	6.750%	200,000	201,464
03/15/2031	11.500%	169,000	184,883
OneMain Finance Corp.
01/15/2027	3.500%	118,000	108,355
01/15/2029	9.000%	149,000	156,466
03/15/2030	7.875%	199,000	202,427
09/15/2030	4.000%	214,000	180,367
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	247,000	233,122
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	277,000	237,733
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	587,000	487,600
Springleaf Finance Corp.
11/15/2029	5.375%	23,000	21,347
United Wholesale Mortgage LLC(a)
04/15/2029	5.500%	106,000	99,128
Total			2,112,892
Food and Beverage 0.5%
Bacardi Ltd.(a)
05/15/2038	5.150%	11,606,000	10,925,192
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2043	5.900%	2,756,000	2,736,406
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	76,000	76,394
Constellation Brands, Inc.
05/01/2033	4.900%	17,000,000	16,502,819
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	162,000	159,624
Diageo Capital PLC
10/05/2033	5.625%	8,000,000	8,304,572
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	262,000	256,367
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	144,000	128,462
Pilgrim’s Pride Corp.
03/01/2032	3.500%	223,000	186,363
Post Holdings, Inc.(a)
01/15/2028	5.625%	152,000	149,167
04/15/2030	4.625%	322,000	292,495
09/15/2031	4.500%	115,000	102,317
02/15/2032	6.250%	192,000	192,963
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	514,000	466,616
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	314,000	275,553
US Foods, Inc.(a)
09/15/2028	6.875%	130,000	132,377
02/15/2029	4.750%	269,000	252,447
06/01/2030	4.625%	175,000	160,440
01/15/2032	7.250%	73,000	75,395
Total			41,375,969
Gaming 0.0%
Boyd Gaming Corp.
12/01/2027	4.750%	240,000	231,000
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Balanced Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boyd Gaming Corp.(a)
06/15/2031	4.750%	166,000	150,874
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	594,000	542,304
02/15/2030	7.000%	264,000	270,533
02/15/2032	6.500%	336,000	338,561
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	110,000	105,708
Churchill Downs, Inc.(a)
05/01/2031	6.750%	216,000	216,134
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	193,000	198,005
International Game Technology PLC(a)
04/15/2026	4.125%	122,000	118,124
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	158,000	164,679
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	261,000	239,386
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	436,000	411,915
Total			2,987,223
Health Care 0.4%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	233,000	225,873
04/15/2029	5.000%	161,000	152,182
Avantor Funding, Inc.(a)
07/15/2028	4.625%	189,000	178,351
11/01/2029	3.875%	251,000	225,011
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	306,000	320,182
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%	229,000	221,054
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	160,000	150,095
03/15/2029	3.750%	122,000	110,445
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	345,000	315,589
04/15/2029	6.875%	182,000	117,097
05/15/2030	5.250%	416,000	332,083
01/15/2032	10.875%	93,000	94,827
CVS Health Corp.
03/25/2048	5.050%	15,000,000	13,401,729
DaVita, Inc.(a)
06/01/2030	4.625%	125,000	109,933
HCA, Inc.
09/01/2030	3.500%	22,000,000	19,666,466
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IQVIA, Inc.(a)
05/15/2027	5.000%	210,000	204,485
05/15/2030	6.500%	104,000	105,495
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	239,000	214,241
10/01/2029	5.250%	635,000	587,195
Select Medical Corp.(a)
08/15/2026	6.250%	459,000	458,030
Star Parent, Inc.(a)
10/01/2030	9.000%	362,000	381,799
Tenet Healthcare Corp.
02/01/2027	6.250%	370,000	369,081
11/01/2027	5.125%	237,000	232,084
10/01/2028	6.125%	205,000	202,638
01/15/2030	4.375%	186,000	170,287
06/15/2030	6.125%	104,000	103,082
Tenet Healthcare Corp.(a)
05/15/2031	6.750%	225,000	227,178
Total			38,876,512
Healthcare Insurance 0.2%
Centene Corp.
10/15/2030	3.000%	17,500,000	14,946,104
Home Construction 0.0%
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	70,000	69,814
01/15/2028	5.750%	160,000	157,814
08/01/2030	5.125%	100,000	94,439
Total			322,067
Independent Energy 0.1%
Baytex Energy Corp.(a)
04/30/2030	8.500%	319,000	331,599
Centennial Resource Production LLC(a)
04/01/2027	6.875%	51,000	50,847
Civitas Resources, Inc.(a)
07/01/2028	8.375%	70,000	73,253
11/01/2030	8.625%	65,000	69,609
07/01/2031	8.750%	185,000	196,925
CNX Resources Corp.(a)
01/15/2029	6.000%	176,000	169,802
01/15/2031	7.375%	120,000	121,063
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	502,000	490,704
Comstock Resources, Inc.(a)
01/15/2030	5.875%	16,000	13,991
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	212,000	208,754
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | Semiannual Report 2024
17

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	254,000	256,007
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	329,000	326,932
02/01/2029	5.750%	103,000	100,277
04/15/2030	6.000%	131,000	127,370
04/15/2032	6.250%	121,000	117,641
11/01/2033	8.375%	140,000	150,371
Matador Resources Co.
09/15/2026	5.875%	425,000	420,827
Matador Resources Co.(a)
04/15/2028	6.875%	129,000	131,544
Permian Resources Operating LLC(a)
01/15/2032	7.000%	386,000	396,635
SM Energy Co.
09/15/2026	6.750%	253,000	252,651
Southwestern Energy Co.
02/01/2032	4.750%	503,000	456,764
Total			4,463,566
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	176,000	161,934
Carnival Corp.(a)
03/01/2027	5.750%	281,000	277,591
08/01/2028	4.000%	215,000	198,320
05/01/2029	6.000%	211,000	205,905
08/15/2029	7.000%	90,000	93,408
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	181,000	197,437
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(a)
05/01/2025	5.500%	139,000	138,554
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	269,000	269,531
Cinemark USA, Inc.(a)
05/01/2025	8.750%	54,000	54,201
03/15/2026	5.875%	411,000	406,033
07/15/2028	5.250%	149,000	139,449
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	291,000	288,092
05/15/2027	6.500%	157,000	158,153
10/15/2027	4.750%	109,000	104,357
NCL Corp., Ltd.(a)
03/15/2026	5.875%	237,000	231,418
NCL Finance Ltd.(a)
03/15/2028	6.125%	193,000	188,287
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	175,000	168,702
08/31/2026	5.500%	33,000	32,636
04/01/2028	5.500%	70,000	68,898
01/15/2030	7.250%	274,000	284,849
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	208,000	191,835
Royal Caribbean Cruises Ltd.(a),(g)
03/15/2032	6.250%	84,000	84,222
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	326,000	328,041
Viking Cruises Ltd.(a)
09/15/2027	5.875%	240,000	234,997
07/15/2031	9.125%	208,000	225,479
Total			4,732,329
Life Insurance 0.1%
Five Corners Funding Trust III(a)
02/15/2033	5.791%	5,287,000	5,428,387
MetLife, Inc.
07/15/2052	5.000%	4,193,000	3,911,919
Total			9,340,306
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2028	5.750%	230,000	229,426
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	222,000	222,016
Total			451,442
Media and Entertainment 0.2%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	239,000	206,934
09/15/2028	9.000%	97,000	101,163
06/01/2029	7.500%	290,000	241,260
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	392,000	366,617
iHeartCommunications, Inc.
05/01/2026	6.375%	40,481	33,844
05/01/2027	8.375%	352,392	209,483
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	170,000	126,011
01/15/2028	4.750%	243,000	174,771
Meta Platforms, Inc.
05/15/2063	5.750%	5,000,000	5,234,740
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Balanced Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	287,000	276,379
01/15/2029	4.250%	125,000	112,267
03/15/2030	4.625%	138,000	123,014
02/15/2031	7.375%	56,000	58,434
Roblox Corp.(a)
05/01/2030	3.875%	393,000	344,153
Univision Communications, Inc.(a)
08/15/2028	8.000%	166,000	166,852
05/01/2029	4.500%	157,000	137,498
06/30/2030	7.375%	253,000	244,351
Warnermedia Holdings, Inc.
03/15/2062	5.391%	13,139,000	10,575,726
Total			18,733,497
Metals and Mining 0.0%
Allegheny Technologies, Inc.
10/01/2029	4.875%	189,000	175,606
10/01/2031	5.125%	133,000	121,699
Constellium SE(a)
06/15/2028	5.625%	300,000	289,789
04/15/2029	3.750%	490,000	436,123
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	491,000	473,177
04/01/2029	6.125%	274,000	268,860
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	187,000	172,686
06/01/2031	4.500%	210,000	179,698
Novelis Corp.(a)
11/15/2026	3.250%	177,000	164,621
01/30/2030	4.750%	317,000	290,213
08/15/2031	3.875%	170,000	143,941
Total			2,716,413
Midstream 0.5%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	222,000	221,222
CNX Midstream Partners LP(a)
04/15/2030	4.750%	220,000	192,811
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	194,000	194,118
Delek Logistics Partners LP/Finance Corp.(a),(g)
03/15/2029	8.625%	259,000	259,344
DT Midstream, Inc.(a)
06/15/2029	4.125%	199,000	181,860
06/15/2031	4.375%	242,000	218,134
Energy Transfer LP
05/15/2034	5.550%	4,379,000	4,335,518
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQM Midstream Partners LP(a)
07/01/2025	6.000%	358,000	357,432
06/01/2027	7.500%	91,000	93,109
07/01/2027	6.500%	202,000	203,990
04/01/2029	6.375%	104,000	104,320
01/15/2031	4.750%	514,000	478,336
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	10,000,000	9,245,607
NuStar Logistics LP
06/01/2026	6.000%	220,000	217,981
04/28/2027	5.625%	151,000	149,232
10/01/2030	6.375%	228,000	228,743
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	15,000,000	15,829,237
Sunoco LP/Finance Corp.
04/30/2030	4.500%	178,000	162,245
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	235,000	219,081
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	233,000	209,114
08/15/2031	4.125%	396,000	347,633
11/01/2033	3.875%	267,000	224,029
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	272,000	276,509
02/01/2029	9.500%	87,000	92,769
06/01/2031	8.375%	198,000	200,300
02/01/2032	9.875%	87,000	91,584
Western Midstream Operating LP
04/01/2033	6.150%	4,559,000	4,635,185
Williams Companies, Inc. (The)
09/15/2045	5.100%	6,000,000	5,478,484
Total			44,447,927
Natural Gas 0.0%
NiSource, Inc.
05/01/2030	3.600%	3,855,000	3,528,797
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	219,000	214,341
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	101,000	103,034
Nabors Industries Ltd.(a)
01/15/2026	7.250%	272,000	268,084
Nabors Industries, Inc.(a)
01/31/2030	9.125%	206,000	211,088
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	223,000	227,133
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | Semiannual Report 2024
19

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	197,000	202,610
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	216,000	214,952
Total			1,441,242
Other Industry 0.0%
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	219,000	218,684
Other REIT 0.0%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	83,000	72,803
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	304,000	299,279
02/01/2027	4.250%	169,000	155,891
06/15/2029	4.750%	510,000	457,218
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	169,000	164,744
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	239,000	220,208
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	64,000	65,759
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	138,000	130,138
09/15/2029	4.000%	129,000	112,617
Service Properties Trust(a)
11/15/2031	8.625%	120,000	126,909
Total			1,805,566
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	287,000	281,647
09/01/2029	4.000%	592,000	480,918
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	105,000	97,067
Ball Corp.
06/15/2029	6.000%	140,000	140,754
Canpack SA/US LLC(a)
11/15/2029	3.875%	428,000	371,310
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	140,000	139,109
Sealed Air Corp.(a)
02/01/2028	6.125%	38,000	37,920
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	388,000	378,430
08/15/2027	8.500%	54,000	52,633
Total			1,979,788
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.4%
1375209 BC Ltd.(a)
01/30/2028	9.000%	42,000	41,026
AbbVie, Inc.
03/15/2034	5.050%	6,590,000	6,621,073
Amgen, Inc.
03/02/2053	5.650%	11,550,000	11,555,864
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	130,000	82,984
08/15/2027	5.750%	170,000	103,940
06/01/2028	4.875%	216,000	122,791
09/30/2028	11.000%	75,000	50,524
10/15/2030	14.000%	14,000	8,117
Bristol-Myers Squibb Co.
02/22/2064	5.650%	12,000,000	12,114,232
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	261,000	216,275
Organon Finance 1 LLC(a)
04/30/2028	4.125%	56,000	51,196
04/30/2031	5.125%	385,000	329,580
Pfizer Investment Enterprises Pte., Ltd.
05/19/2063	5.340%	6,125,000	5,901,077
Total			37,198,679
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	201,000	186,097
10/15/2027	6.750%	295,000	286,522
04/15/2028	6.750%	463,000	459,941
11/01/2029	5.875%	197,000	180,384
01/15/2031	7.000%	390,000	388,517
AmWINS Group, Inc.(a)
02/15/2029	6.375%	216,000	216,099
AssuredPartners, Inc.(a)
01/15/2029	5.625%	372,000	342,502
02/15/2032	7.500%	268,000	263,441
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	273,000	253,396
HUB International Ltd.(a)
12/01/2029	5.625%	269,000	250,114
01/31/2032	7.375%	285,000	286,182
HUB International, Ltd.(a)
06/15/2030	7.250%	505,000	515,699
USI, Inc.(a)
01/15/2032	7.500%	116,000	115,711
Total			3,744,605
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Balanced Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.0%
CSX Corp.
03/15/2044	4.100%	3,200,000	2,690,374
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	249,000	231,930
10/15/2030	4.000%	117,000	102,795
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	196,000	173,053
IRB Holding Corp.(a)
06/15/2025	7.000%	361,000	361,367
Total			869,145
Retailers 0.2%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	154,000	140,353
02/15/2032	5.000%	174,000	154,835
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	237,000	216,534
Hanesbrands, Inc.(a)
02/15/2031	9.000%	305,000	305,749
L Brands, Inc.(a)
07/01/2025	9.375%	33,000	34,495
10/01/2030	6.625%	146,000	146,910
L Brands, Inc.
06/15/2029	7.500%	143,000	147,266
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	224,000	229,333
Lithia Motors, Inc.(a)
01/15/2031	4.375%	120,000	106,411
Lowe’s Companies, Inc.
09/15/2062	5.800%	14,000,000	13,975,672
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	263,000	246,338
02/15/2029	7.750%	312,000	308,254
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	333,000	266,906
Total			16,279,056
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	95,000	96,607
02/15/2028	5.875%	158,000	155,693
03/15/2029	3.500%	219,000	195,020
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	130,000	123,603
Total			570,923
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.3%
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	88,000	88,086
Broadcom, Inc.(a)
11/15/2036	3.187%	8,400,000	6,564,786
02/15/2051	3.750%	3,814,000	2,851,643
Camelot Finance SA(a)
11/01/2026	4.500%	118,000	112,763
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	44,000	45,325
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	203,000	204,338
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	160,000	146,085
07/01/2029	4.875%	466,000	422,474
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	586,000	547,075
CommScope Technologies LLC(a)
06/15/2025	6.000%	70,000	57,051
03/15/2027	5.000%	150,000	53,424
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	549,000	484,885
Entegris Escrow Corp.(a)
06/15/2030	5.950%	489,000	479,528
GoTo Group, Inc.(a)
05/01/2028	5.500%	201,846	120,362
05/01/2028	5.500%	83,074	71,484
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	451,000	470,322
HealthEquity, Inc.(a)
10/01/2029	4.500%	180,000	165,582
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	176,000	158,012
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	200,000	180,929
Iron Mountain, Inc.(a)
09/15/2027	4.875%	91,000	87,292
03/15/2028	5.250%	159,000	153,163
07/15/2028	5.000%	189,000	178,759
07/15/2030	5.250%	227,000	212,447
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	409,000	366,527
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	423,000	449,321
NCR Corp.(a)
10/01/2028	5.000%	348,000	322,963
04/15/2029	5.125%	415,000	383,926
10/01/2030	5.250%	18,000	16,273
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | Semiannual Report 2024
21

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	604,000	568,268
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	9,500,000	8,504,310
Picard Midco, Inc.(a)
03/31/2029	6.500%	495,000	461,009
Seagate HDD Cayman(a)
12/15/2029	8.250%	118,000	126,234
07/15/2031	8.500%	132,000	142,542
Sensata Technologies BV(a)
09/01/2030	5.875%	106,000	103,362
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	354,000	341,172
Synaptics, Inc.(a)
06/15/2029	4.000%	71,000	63,603
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	284,000	282,513
UKG, Inc.(a)
02/01/2031	6.875%	437,000	441,560
Verscend Escrow Corp.(a)
08/15/2026	9.750%	216,000	216,461
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	575,000	514,983
Total			27,160,842
Transportation Services 0.1%
ERAC USA Finance LLC(a)
10/15/2037	7.000%	5,050,000	5,734,112
Wireless 0.1%
Altice France Holding SA(a)
02/15/2028	6.000%	206,000	104,041
Altice France SA(a)
02/01/2027	8.125%	59,000	54,192
01/15/2028	5.500%	487,000	397,062
07/15/2029	5.125%	200,000	151,053
T-Mobile US, Inc.
01/15/2053	5.650%	7,000,000	6,948,670
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	165,000	140,433
07/15/2031	4.750%	213,000	184,145
Total			7,979,596
Wirelines 0.1%
AT&T, Inc.
09/15/2053	3.500%	4,000,000	2,751,856
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	163,000	166,230
03/15/2031	8.625%	320,000	324,114
Iliad Holding SAS(a)
10/15/2026	6.500%	281,000	277,893
10/15/2028	7.000%	439,000	434,737
Total			3,954,830
Total Corporate Bonds & Notes (Cost $650,561,065)			631,651,027

Exchange-Traded Equity Funds 1.8%
	Shares	Value ($)
International Mid Large Cap 1.8%
iShares Core MSCI EAFE ETF	2,163,578	155,344,900
Total Exchange-Traded Equity Funds (Cost $145,112,086)		155,344,900

Foreign Government Obligations(h) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	71,000	75,058
05/15/2029	4.250%	102,000	84,488
02/15/2030	9.000%	593,000	595,097
Total			754,643
Total Foreign Government Obligations (Cost $761,179)			754,643

Residential Mortgage-Backed Securities - Agency 12.8%

Federal Home Loan Mortgage Corp.
07/01/2029- 09/01/2043	3.500%	487,271	464,727
10/01/2031- 10/01/2039	6.000%	99,020	101,678
06/01/2032- 07/01/2032	7.000%	93,707	96,323
12/01/2036- 01/01/2039	5.500%	46,849	47,635
03/01/2038	6.500%	464	476
10/01/2038- 05/01/2041	5.000%	104,846	104,188
05/01/2039- 10/01/2040	4.500%	305,499	298,141
12/01/2051	2.500%	28,741,518	23,677,692
The accompanying Notes to Financial Statements are an integral part of this statement.
22
Columbia Balanced Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
12-month Term SOFR + 1.703% Cap 11.242% 08/01/2036	5.839%	4,007	4,105
Federal Home Loan Mortgage Corp.(i)
01/01/2038	6.000%	138,274	142,829
05/01/2038	5.500%	65,369	66,298
11/01/2039- 06/01/2041	4.500%	739,631	722,457
05/01/2041	5.000%	189,116	187,929
01/01/2043- 06/01/2046	3.500%	501,566	457,279
Federal National Mortgage Association(i)
12/01/2025- 03/01/2046	3.500%	3,610,250	3,363,894
07/01/2027- 02/01/2031	3.000%	939,805	897,335
10/01/2043- 02/01/2044	4.500%	482,543	468,259
08/01/2044	4.000%	124,588	117,294
Federal National Mortgage Association
01/01/2026- 05/01/2027	3.500%	173,319	169,750
01/01/2029- 06/01/2044	4.000%	378,971	366,875
06/01/2031	7.000%	31,751	32,599
07/01/2032- 03/01/2037	6.500%	113,909	117,466
06/01/2037- 02/01/2038	5.500%	49,378	50,135
05/01/2040- 06/01/2044	4.500%	719,601	700,646
08/01/2043	3.000%	93,099	82,679
Federal National Mortgage Association(c)
Series 2006-M2 Class A2A
10/25/2032	5.271%	133,797	132,838
Uniform Mortgage-Backed Security TBA(g)
03/18/2039- 03/13/2054	3.000%	249,550,000	214,675,345
03/18/2039- 03/13/2054	3.500%	165,550,000	149,161,141
03/13/2054	2.000%	51,775,000	40,677,740
03/13/2054	2.500%	124,975,000	102,668,188
03/13/2054	4.000%	264,300,000	243,149,427
03/13/2054	4.500%	126,175,000	119,428,115
03/13/2054	5.000%	115,450,000	111,950,481
03/13/2054	5.500%	45,000,000	44,512,776
03/13/2054	6.000%	82,225,000	82,567,942
Total Residential Mortgage-Backed Securities - Agency (Cost $1,156,466,894)			1,141,662,682

Residential Mortgage-Backed Securities - Non-Agency 9.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
510 Asset Backed Trust(a),(c)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	5,835,036	5,604,026
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-A Class A1
09/25/2065	1.065%	12,633,404	10,969,984
CMO Series 2021-B Class A
06/25/2066	2.239%	5,858,587	5,710,415
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	677,868	595,230
CMO Series 2020-6 Class M1
05/25/2065	2.805%	2,575,000	2,065,092
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	2,613,583	2,399,192
CMO Series 2022-6 Class A1
07/25/2067	4.300%	25,635,256	24,712,295
Bellemeade Re Ltd.(a),(b)
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	6.322%	2,380,125	2,379,041
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	818,222	777,183
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	2,871,515	2,737,167
CMO Series 2021-A Class A1
10/25/2059	1.991%	6,657,378	6,554,642
CMO Series 2021-B Class A1
04/01/2069	2.115%	4,700,254	4,606,973
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	6,276,551	5,473,903
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	2,542,556	2,225,258
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	1,361,231	1,249,742
CMO Series 2022-NQM3 Class A1
07/25/2062	5.108%	5,994,143	5,942,265
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	4,915,356	4,927,065
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	9,800,000	9,802,708
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	2,725,000	2,317,627
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | Semiannual Report 2024
23

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	12,053,500	11,033,229
CMO Series 2022-NQM1 Class A1
06/25/2067	5.528%	5,004,562	4,937,670
CIM Trust(a),(c)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	3,126,195	3,074,994
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	2,944,523	2,915,980
COLT Mortgage Loan Trust(a),(c)
CMO Series 2020-2 Class A1
03/25/2065	1.853%	20,295	20,129
CMO Series 2021-HX1 Class M1
10/25/2066	2.355%	3,250,000	2,242,925
CMO Series 2022-1 Class A1
12/27/2066	2.284%	13,306,821	11,654,254
CMO Series 2022-4 Class A1
03/25/2067	4.301%	11,449,129	11,115,753
CMO Series 2024-1 Class A1
02/25/2069	5.835%	10,590,416	10,561,674
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	1,939,388	1,669,481
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-R01 Class 1M2
30-day Average SOFR + 2.164% 01/25/2040	7.486%	2,339,803	2,368,991
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	8.422%	7,200,000	7,480,667
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	3,912,437	3,063,955
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	1,285,200	1,089,981
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	1,075,000	704,120
CMO Series 2021-RPL1 Class A1
09/27/2060	4.036%	9,106,477	8,798,430
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	4,775,000	3,525,793
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	2,525,000	1,852,512
CMO Series 2022-ATH3 Class A1
08/25/2067	4.991%	5,640,566	5,531,421
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	8,648,309	8,158,391
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	6,551,605	6,276,970
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	4.046%	4,457,200	4,438,182
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	3,639,398	3,185,502
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	2,280,450	2,097,400
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	8.021%	1,349,837	1,353,602
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 04/25/2034	7.372%	9,673,697	9,695,590
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	554,223	518,422
CMO Series 2020-1 Class A1
05/25/2065	2.006%	133,640	128,827
CMO Series 2022-2 Class A1
04/25/2067	4.299%	30,793,148	29,693,284
Equifirst Mortgage Loan Trust(c)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	20,861	19,454
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA1 Class M2
30-day Average SOFR + 1.800% 01/25/2051	7.122%	2,726,318	2,756,440
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.972%	2,209,583	2,218,777
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	8.222%	7,000,000	7,240,840
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	7.522%	13,248,406	13,478,528
The accompanying Notes to Financial Statements are an integral part of this statement.
24
Columbia Balanced Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	7.472%	2,493,578	2,523,317
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	7.722%	16,150,000	16,456,004
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	8.272%	9,303,247	9,560,223
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	6.172%	17,611,639	17,586,865
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	4,133,059	3,907,754
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	16,199,229	14,646,179
CMO Series 2022-NQM3 Class A1
04/25/2067	4.349%	31,848,945	30,893,040
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1A
30-day Average SOFR + 1.900% Floor 1.900% 02/25/2034	7.245%	188,261	188,390
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	1,797,892	1,629,648
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	3,450,000	3,269,902
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	5,240,914	4,244,706
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	6,605,409	6,452,603
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	12,882,585	12,460,698
LHOME Mortgage Trust(a),(c)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	4,300,000	4,298,674
MetLife Securitization Trust(a),(c)
CMO Series 2018-1A Class A
03/25/2057	3.750%	2,157,592	2,032,793
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	2,925,000	2,503,997
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	3,332,590	2,966,351
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	29,954,173	28,601,523
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	2,990,562	2,990,095
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	1,013,569	928,023
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	210,505	192,877
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	324,780	297,652
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2018-3 Class A1
08/25/2058	3.482%	3,704,522	3,575,237
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	7,225,000	6,196,903
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	708,593	656,312
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,922,110	1,839,846
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	7.372%	2,330,146	2,334,388
OBX Trust(a),(c)
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	9,978,605	10,150,675
CMO Series 2023-NQM8 Class A2
09/25/2063	7.248%	8,155,600	8,280,636
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	1,534,933	1,380,363
Preston Ridge Partners Mortgage(a),(c)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	12,844,445	12,504,254
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	3,027,165	2,990,471
CMO Series 2021-10 Class A1
10/25/2026	2.487%	7,157,582	6,964,167
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | Semiannual Report 2024
25

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	3,837,607	3,757,979
CMO Series 2021-3 Class A1
04/25/2026	1.867%	5,977,751	5,769,142
CMO Series 2021-9 Class A1
10/25/2026	2.363%	11,259,049	10,918,124
PRET LLC(a),(c),(j),(k)
CMO Series 2024-NPL2 Class A1
02/25/2054	7.021%	31,800,000	31,800,000
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	12,474,337	12,289,866
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	12,941,000	8,726,295
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	9,528,000	6,244,192
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	8,383,000	5,631,678
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	3,334,799	2,978,606
PRPM Trust(a),(c)
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	1,868,025	1,867,055
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	7.172%	663,637	664,075
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	9.022%	4,775,000	4,861,239
RCO Mortgage LLC(a),(c)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	4,000,000	3,980,678
Residential Mortgage Loan Trust(a),(c)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	618,597	593,211
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	3,252,083	3,120,533
CMO Series 2020-2 Class A3
04/25/2060	3.000%	3,212,459	3,142,963
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	725,265	666,481
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-4 Class M1
08/25/2056	2.400%	3,475,000	2,389,893
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2021-1 Class A1
06/25/2024	3.240%	2,831,926	2,804,413
Towd Point HE Trust(a),(c)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	2,800,000	2,536,027
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	648,189	630,119
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	2,585,063	2,519,526
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month Term SOFR + 1.114% 10/25/2048	6.435%	2,240,958	2,275,304
CMO Series 2019-HY2 Class A1
1-month Term SOFR + 1.114% 05/25/2058	6.435%	2,640,135	2,688,018
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	21,320,576	20,623,856
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	500,013	495,410
Vericrest Opportunity Loan Transferee(a),(c)
CMO Series 2021-NP11 Class A1
08/25/2051	1.868%	9,567,798	9,062,271
Vericrest Opportunity Loan Transferee XCII LLC(a),(c)
CMO Series 2021-NPL1 Class A1
02/27/2051	4.893%	5,360,236	5,225,860
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	4.893%	5,217,382	5,029,506
Vericrest Opportunity Loan Transferee XCIV LLC(a),(c)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	6,129,291	5,977,303
Vericrest Opportunity Loan Transferee XCIX LLC(a),(c)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	4,058,820	3,932,938
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	3,533,069	3,456,488
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	15,992,202	15,659,938
The accompanying Notes to Financial Statements are an integral part of this statement.
26
Columbia Balanced Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	12,755,565	12,004,517
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	2,680,474	2,592,461
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,350,000	5,464,536
CMO Series 2020-2 Class A1
05/25/2060	2.226%	315,878	311,197
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	50,535	50,043
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	907,108	837,187
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	1,155,831	1,066,938
CMO Series 2022-1 Class A1
01/25/2067	2.724%	21,089,062	18,903,417
CMO Series 2022-4 Class A1
04/25/2067	4.474%	2,624,948	2,569,079
CMO Series 2023-6 Class A2
09/25/2068	6.939%	4,036,264	4,070,896
CMO Series 2023-8 Class A1
12/25/2068	6.259%	3,892,179	3,899,367
CMO Series 2023-INV1 Class A1
02/25/2068	5.999%	17,955,351	17,884,393
CMO Series 2024-1 Class A1
01/25/2069	5.712%	16,660,560	16,540,230
Verus Securitization Trust(a)
CMO Series 2024-2 Class A1
02/25/2069	6.095%	4,850,000	4,852,787
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	1,380,143	1,308,737
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	833,799	770,315
CMO Series 2020-1R Class A3
11/25/2055	1.873%	948,775	878,200
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $839,286,563)			797,779,829

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(l)
Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 09/22/2028	9.360%	210,700	210,384
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(l)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% Floor 1.000% 07/14/2026	10.326%	347,545	347,330
Technology 0.0%
Ascend Learning LLC(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.926%	320,411	314,624
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.176%	150,000	144,000
DCert Buyer, Inc.(b),(l)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	12.326%	77,667	70,566
UKG, Inc.(b),(l)
1st Lien Term Loan
3-month Term SOFR + 3.500% 02/10/2031	8.814%	114,185	114,239
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.680%	190,655	192,323
Total			835,752
Total Senior Loans (Cost $1,402,206)			1,393,466

U.S. Treasury Obligations 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(i)
05/15/2047	3.000%	38,600,000	30,120,063
Total U.S. Treasury Obligations (Cost $30,405,217)			30,120,063
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | Semiannual Report 2024
27

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)

Money Market Funds 10.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(m),(n)	973,034,399	972,839,792
Total Money Market Funds (Cost $972,664,320)		972,839,792
Total Investments in Securities (Cost: $7,535,687,756)		9,936,963,242
Other Assets & Liabilities, Net		(1,048,788,935)
Net Assets		8,888,174,307
At February 29, 2024, securities and/or cash totaling $30,948,025 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	3,550	06/2024	USD	392,053,125	1,158,099	—
U.S. Treasury 5-Year Note	184	06/2024	USD	19,670,750	3,940	—
U.S. Treasury Ultra Bond	491	06/2024	USD	62,786,625	116,574	—
Total					1,278,613	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 29, 2024, the total value of these securities amounted to $1,682,235,938, which represents 18.93% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of February 29, 2024.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 29, 2024.

(d)	Non-income producing investment.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 29, 2024.

(g)	Represents a security purchased on a when-issued basis.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2024, the total value of these securities amounted to $31,800,000, which represents 0.36% of total net assets.

(k)	Valuation based on significant unobservable inputs.
(l)
The stated interest rate represents the weighted average interest rate at February 29, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	The rate shown is the seven-day current annualized yield at February 29, 2024.
The accompanying Notes to Financial Statements are an integral part of this statement.
28
Columbia Balanced Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(n)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	833,279,115	1,317,167,872	(1,177,652,323)	45,128	972,839,792	32,465	23,649,911	973,034,399
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | Semiannual Report 2024
29

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	556,642,773	—	556,642,773
Commercial Mortgage-Backed Securities - Non-Agency	—	275,691,582	—	275,691,582
Common Stocks
Communication Services	617,298,640	—	—	617,298,640
Consumer Discretionary	494,227,860	—	—	494,227,860
Consumer Staples	312,751,024	—	—	312,751,024
Energy	201,667,843	—	—	201,667,843
Financials	710,581,928	—	—	710,581,928
Health Care	631,841,149	—	—	631,841,149
Industrials	590,548,992	—	—	590,548,992
Information Technology	1,584,848,954	—	—	1,584,848,954
Materials	110,600,714	—	—	110,600,714
Real Estate	43,776,842	—	—	43,776,842
Utilities	74,806,690	—	—	74,806,690
Total Common Stocks	5,372,950,636	—	—	5,372,950,636
Convertible Bonds	—	131,849	—	131,849
Corporate Bonds & Notes	—	631,651,027	—	631,651,027
Exchange-Traded Equity Funds	155,344,900	—	—	155,344,900
Foreign Government Obligations	—	754,643	—	754,643
Residential Mortgage-Backed Securities - Agency	—	1,141,662,682	—	1,141,662,682
Residential Mortgage-Backed Securities - Non-Agency	—	765,979,829	31,800,000	797,779,829
Senior Loans	—	1,393,466	—	1,393,466
U.S. Treasury Obligations	—	30,120,063	—	30,120,063
Money Market Funds	972,839,792	—	—	972,839,792
Total Investments in Securities	6,501,135,328	3,404,027,914	31,800,000	9,936,963,242
Investments in Derivatives
Asset
Futures Contracts	1,278,613	—	—	1,278,613
Total	6,502,413,941	3,404,027,914	31,800,000	9,938,241,855
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
30
Columbia Balanced Fund  | Semiannual Report 2024

Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,563,023,436)	$8,964,123,450
Affiliated issuers (cost $972,664,320)	972,839,792
Cash	7,595,669
Cash collateral held at broker for:
TBA	14,526,864
Receivable for:
Investments sold	48,631,374
Investments sold on a delayed delivery basis	26,622
Capital shares sold	16,710,436
Dividends	12,108,169
Interest	16,349,857
Foreign tax reclaims	2,426
Variation margin for futures contracts	719,281
Prepaid expenses	47,195
Deferred compensation of board members	435,874
Other assets	67,247
Total assets	10,054,184,256
Liabilities
Payable for:
Investments purchased	29,172,740
Investments purchased on a delayed delivery basis	1,123,627,215
Capital shares redeemed	11,650,251
Management services fees	137,143
Distribution and/or service fees	55,736
Transfer agent fees	666,374
Compensation of chief compliance officer	759
Compensation of board members	12,874
Other expenses	113,632
Deferred compensation of board members	573,225
Total liabilities	1,166,009,949
Net assets applicable to outstanding capital stock	$8,888,174,307
Represented by
Paid in capital	6,251,967,455
Total distributable earnings (loss)	2,636,206,852
Total - representing net assets applicable to outstanding capital stock	$8,888,174,307
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | Semiannual Report 2024
31

Statement of Assets and Liabilities (continued)
February 29, 2024 (Unaudited)
Class A
Net assets	$3,650,993,608
Shares outstanding	72,453,362
Net asset value per share	$50.39
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$53.46
Advisor Class
Net assets	$395,249,158
Shares outstanding	7,764,345
Net asset value per share	$50.91
Class C
Net assets	$1,064,194,552
Shares outstanding	21,244,682
Net asset value per share	$50.09
Institutional Class
Net assets	$2,449,253,868
Shares outstanding	48,718,670
Net asset value per share	$50.27
Institutional 2 Class
Net assets	$421,863,162
Shares outstanding	8,384,373
Net asset value per share	$50.32
Institutional 3 Class
Net assets	$761,422,498
Shares outstanding	14,950,997
Net asset value per share	$50.93
Class R
Net assets	$145,197,461
Shares outstanding	2,881,610
Net asset value per share	$50.39
The accompanying Notes to Financial Statements are an integral part of this statement.
32
Columbia Balanced Fund  | Semiannual Report 2024

Statement of Operations
Six Months Ended February 29, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$34,213,668
Dividends — affiliated issuers	23,649,911
Interest	55,357,025
Interfund lending	20,606
Foreign taxes withheld	(137,598)
Total income	113,103,612
Expenses:
Management services fees	23,179,514
Distribution and/or service fees
Class A	4,165,068
Class C	5,138,369
Class R	330,238
Transfer agent fees
Class A	1,531,528
Advisor Class	165,902
Class C	472,212
Institutional Class	1,011,501
Institutional 2 Class	107,753
Institutional 3 Class	23,533
Class R	60,709
Custodian fees	32,492
Printing and postage fees	168,126
Registration fees	102,978
Accounting services fees	20,693
Legal fees	62,124
Interest on collateral	4,733
Compensation of chief compliance officer	759
Compensation of board members	52,377
Deferred compensation of board members	18,882
Other	64,195
Total expenses	36,713,686
Expense reduction	(1,080)
Total net expenses	36,712,606
Net investment income	76,391,006
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	264,894,224
Investments — affiliated issuers	32,465
Foreign currency translations	1,963
Futures contracts	(6,291,279)
Net realized gain	258,637,373
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	527,735,681
Investments — affiliated issuers	45,128
Futures contracts	(2,619,876)
Net change in unrealized appreciation (depreciation)	525,160,933
Net realized and unrealized gain	783,798,306
Net increase in net assets resulting from operations	$860,189,312
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | Semiannual Report 2024
33

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations
Net investment income	$76,391,006	$123,710,740
Net realized gain (loss)	258,637,373	(21,476,954)
Net change in unrealized appreciation (depreciation)	525,160,933	611,830,871
Net increase in net assets resulting from operations	860,189,312	714,064,657
Distributions to shareholders
Net investment income and net realized gains
Class A	(31,521,330)	(151,598,393)
Advisor Class	(3,811,810)	(16,366,002)
Class C	(6,170,543)	(49,203,951)
Institutional Class	(23,418,641)	(106,371,782)
Institutional 2 Class	(4,174,480)	(17,896,926)
Institutional 3 Class	(7,577,297)	(32,783,519)
Class R	(1,089,436)	(5,538,146)
Total distributions to shareholders	(77,763,537)	(379,758,719)
Increase (decrease) in net assets from capital stock activity	135,671,887	(207,709,778)
Total increase in net assets	918,097,662	126,596,160
Net assets at beginning of period	7,970,076,645	7,843,480,485
Net assets at end of period	$8,888,174,307	$7,970,076,645
The accompanying Notes to Financial Statements are an integral part of this statement.
34
Columbia Balanced Fund  | Semiannual Report 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 29, 2024 (Unaudited)		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	6,380,649	298,358,260	9,889,780	427,053,306
Distributions reinvested	657,763	30,121,703	3,433,923	144,182,959
Shares redeemed	(5,558,134)	(259,062,084)	(12,517,474)	(536,105,993)
Net increase	1,480,278	69,417,879	806,229	35,130,272
Advisor Class
Shares sold	871,293	40,680,822	1,380,704	60,447,868
Distributions reinvested	82,386	3,810,866	385,563	16,360,955
Shares redeemed	(695,044)	(32,973,439)	(1,814,698)	(78,332,853)
Net increase (decrease)	258,635	11,518,249	(48,431)	(1,524,030)
Class C
Shares sold	2,212,875	102,455,029	3,071,533	132,829,863
Distributions reinvested	131,712	5,997,459	1,145,341	47,683,439
Shares redeemed	(4,249,096)	(197,134,528)	(9,072,273)	(388,335,030)
Net decrease	(1,904,509)	(88,682,040)	(4,855,399)	(207,821,728)
Institutional Class
Shares sold	6,484,826	302,494,499	8,067,723	348,851,453
Distributions reinvested	436,217	19,924,343	2,182,350	91,453,065
Shares redeemed	(4,595,193)	(213,713,425)	(11,726,716)	(501,126,432)
Net increase (decrease)	2,325,850	108,705,417	(1,476,643)	(60,821,914)
Institutional 2 Class
Shares sold	1,220,925	56,850,889	2,657,821	114,514,298
Distributions reinvested	91,310	4,173,626	426,525	17,889,108
Shares redeemed	(1,126,840)	(52,078,792)	(2,472,914)	(105,318,869)
Net increase	185,395	8,945,723	611,432	27,084,537
Institutional 3 Class
Shares sold	1,505,306	71,574,848	3,019,530	132,328,830
Distributions reinvested	149,417	6,912,933	681,459	28,931,123
Shares redeemed	(1,199,412)	(56,645,619)	(3,862,364)	(169,612,515)
Net increase (decrease)	455,311	21,842,162	(161,375)	(8,352,562)
Class R
Shares sold	225,898	10,610,311	484,049	20,892,199
Distributions reinvested	23,350	1,069,749	129,339	5,427,366
Shares redeemed	(163,986)	(7,755,563)	(413,850)	(17,723,918)
Net increase	85,262	3,924,497	199,538	8,595,647
Total net increase (decrease)	2,886,222	135,671,887	(4,924,649)	(207,709,778)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | Semiannual Report 2024
35

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/29/2024 (Unaudited)	$45.94	0.43	4.46	4.89	(0.44)	—	(0.44)
Year Ended 8/31/2023	$43.97	0.71	3.46	4.17	(0.64)	(1.56)	(2.20)
Year Ended 8/31/2022	$54.93	0.40	(6.73)	(6.33)	(0.34)	(4.29)	(4.63)
Year Ended 8/31/2021	$47.73	0.36	9.19	9.55	(0.37)	(1.98)	(2.35)
Year Ended 8/31/2020	$42.24	0.53	6.67	7.20	(0.63)	(1.08)	(1.71)
Year Ended 8/31/2019	$42.53	0.63	1.19	1.82	(0.60)	(1.51)	(2.11)
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$46.40	0.49	4.52	5.01	(0.50)	—	(0.50)
Year Ended 8/31/2023	$44.39	0.82	3.49	4.31	(0.74)	(1.56)	(2.30)
Year Ended 8/31/2022	$55.42	0.52	(6.79)	(6.27)	(0.47)	(4.29)	(4.76)
Year Ended 8/31/2021	$48.13	0.49	9.27	9.76	(0.49)	(1.98)	(2.47)
Year Ended 8/31/2020	$42.58	0.64	6.72	7.36	(0.73)	(1.08)	(1.81)
Year Ended 8/31/2019	$42.86	0.73	1.21	1.94	(0.71)	(1.51)	(2.22)
Class C
Six Months Ended 2/29/2024 (Unaudited)	$45.67	0.25	4.44	4.69	(0.27)	—	(0.27)
Year Ended 8/31/2023	$43.72	0.38	3.44	3.82	(0.31)	(1.56)	(1.87)
Year Ended 8/31/2022	$54.68	0.03	(6.69)	(6.66)	(0.01)	(4.29)	(4.30)
Year Ended 8/31/2021	$47.56	(0.02)	9.16	9.14	(0.04)	(1.98)	(2.02)
Year Ended 8/31/2020	$42.08	0.21	6.65	6.86	(0.30)	(1.08)	(1.38)
Year Ended 8/31/2019	$42.38	0.32	1.19	1.51	(0.30)	(1.51)	(1.81)
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$45.83	0.49	4.45	4.94	(0.50)	—	(0.50)
Year Ended 8/31/2023	$43.87	0.81	3.45	4.26	(0.74)	(1.56)	(2.30)
Year Ended 8/31/2022	$54.83	0.52	(6.72)	(6.20)	(0.47)	(4.29)	(4.76)
Year Ended 8/31/2021	$47.65	0.48	9.17	9.65	(0.49)	(1.98)	(2.47)
Year Ended 8/31/2020	$42.17	0.64	6.65	7.29	(0.73)	(1.08)	(1.81)
Year Ended 8/31/2019	$42.47	0.73	1.19	1.92	(0.71)	(1.51)	(2.22)
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$45.87	0.50	4.46	4.96	(0.51)	—	(0.51)
Year Ended 8/31/2023	$43.91	0.83	3.45	4.28	(0.76)	(1.56)	(2.32)
Year Ended 8/31/2022	$54.87	0.53	(6.71)	(6.18)	(0.49)	(4.29)	(4.78)
Year Ended 8/31/2021	$47.68	0.50	9.18	9.68	(0.51)	(1.98)	(2.49)
Year Ended 8/31/2020	$42.20	0.66	6.65	7.31	(0.75)	(1.08)	(1.83)
Year Ended 8/31/2019	$42.50	0.75	1.19	1.94	(0.73)	(1.51)	(2.24)
The accompanying Notes to Financial Statements are an integral part of this statement.
36
Columbia Balanced Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/29/2024 (Unaudited)	$50.39	10.75%	0.93% (c)	0.93% (c),(d)	1.86%	101%	$3,650,994
Year Ended 8/31/2023	$45.94	9.99%	0.93% (c)	0.93% (c),(d)	1.64%	171%	$3,260,575
Year Ended 8/31/2022	$43.97	(12.57% )	0.92% (c),(e)	0.92% (c),(d),(e)	0.81%	121%	$3,085,213
Year Ended 8/31/2021	$54.93	20.72%	0.93% (c)	0.93% (c),(d)	0.71%	124%	$3,553,866
Year Ended 8/31/2020	$47.73	17.59%	0.95%	0.95% (d)	1.23%	140%	$2,954,559
Year Ended 8/31/2019	$42.24	4.79%	0.95%	0.95%	1.55%	119%	$2,685,001
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$50.91	10.91%	0.68% (c)	0.68% (c),(d)	2.11%	101%	$395,249
Year Ended 8/31/2023	$46.40	10.26%	0.68% (c)	0.68% (c),(d)	1.89%	171%	$348,301
Year Ended 8/31/2022	$44.39	(12.36% )	0.67% (c),(e)	0.67% (c),(d),(e)	1.06%	121%	$335,333
Year Ended 8/31/2021	$55.42	21.03%	0.68% (c)	0.68% (c),(d)	0.95%	124%	$382,964
Year Ended 8/31/2020	$48.13	17.89%	0.70%	0.70% (d)	1.48%	140%	$253,954
Year Ended 8/31/2019	$42.58	5.04%	0.70%	0.70%	1.80%	119%	$248,877
Class C
Six Months Ended 2/29/2024 (Unaudited)	$50.09	10.33%	1.68% (c)	1.68% (c),(d)	1.11%	101%	$1,064,195
Year Ended 8/31/2023	$45.67	9.18%	1.68% (c)	1.68% (c),(d)	0.88%	171%	$1,057,268
Year Ended 8/31/2022	$43.72	(13.23% )	1.67% (c),(e)	1.67% (c),(d),(e)	0.05%	121%	$1,224,470
Year Ended 8/31/2021	$54.68	19.82%	1.68% (c)	1.68% (c),(d)	(0.04% )	124%	$1,616,952
Year Ended 8/31/2020	$47.56	16.73%	1.70%	1.70% (d)	0.48%	140%	$1,512,696
Year Ended 8/31/2019	$42.08	4.00%	1.70%	1.70%	0.80%	119%	$1,443,468
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$50.27	10.89%	0.68% (c)	0.68% (c),(d)	2.11%	101%	$2,449,254
Year Ended 8/31/2023	$45.83	10.27%	0.68% (c)	0.68% (c),(d)	1.89%	171%	$2,126,401
Year Ended 8/31/2022	$43.87	(12.36% )	0.67% (c),(e)	0.67% (c),(d),(e)	1.06%	121%	$2,100,254
Year Ended 8/31/2021	$54.83	21.01%	0.68% (c)	0.68% (c),(d)	0.96%	124%	$2,458,182
Year Ended 8/31/2020	$47.65	17.90%	0.70%	0.70% (d)	1.48%	140%	$1,876,178
Year Ended 8/31/2019	$42.17	5.04%	0.70%	0.70%	1.80%	119%	$1,672,560
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$50.32	10.92%	0.64% (c)	0.64% (c)	2.15%	101%	$421,863
Year Ended 8/31/2023	$45.87	10.30%	0.64% (c)	0.64% (c)	1.93%	171%	$376,116
Year Ended 8/31/2022	$43.91	(12.32% )	0.64% (c),(e)	0.64% (c),(e)	1.09%	121%	$333,148
Year Ended 8/31/2021	$54.87	21.07%	0.64% (c)	0.64% (c)	1.00%	124%	$447,431
Year Ended 8/31/2020	$47.68	17.95%	0.65%	0.65%	1.52%	140%	$286,454
Year Ended 8/31/2019	$42.20	5.09%	0.65%	0.65%	1.84%	119%	$245,737
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | Semiannual Report 2024
37

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$46.42	0.51	4.52	5.03	(0.52)	—	(0.52)
Year Ended 8/31/2023	$44.41	0.86	3.49	4.35	(0.78)	(1.56)	(2.34)
Year Ended 8/31/2022	$55.44	0.57	(6.79)	(6.22)	(0.52)	(4.29)	(4.81)
Year Ended 8/31/2021	$48.15	0.53	9.27	9.80	(0.53)	(1.98)	(2.51)
Year Ended 8/31/2020	$42.60	0.68	6.72	7.40	(0.77)	(1.08)	(1.85)
Year Ended 8/31/2019	$42.88	0.78	1.20	1.98	(0.75)	(1.51)	(2.26)
Class R
Six Months Ended 2/29/2024 (Unaudited)	$45.94	0.37	4.47	4.84	(0.39)	—	(0.39)
Year Ended 8/31/2023	$43.97	0.60	3.46	4.06	(0.53)	(1.56)	(2.09)
Year Ended 8/31/2022	$54.92	0.27	(6.71)	(6.44)	(0.22)	(4.29)	(4.51)
Year Ended 8/31/2021	$47.73	0.23	9.18	9.41	(0.24)	(1.98)	(2.22)
Year Ended 8/31/2020	$42.23	0.42	6.68	7.10	(0.52)	(1.08)	(1.60)
Year Ended 8/31/2019	$42.53	0.53	1.18	1.71	(0.50)	(1.51)	(2.01)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Balanced Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$50.93	10.95%	0.59% (c)	0.59% (c)	2.20%	101%	$761,422
Year Ended 8/31/2023	$46.42	10.35%	0.60% (c)	0.60% (c)	1.98%	171%	$672,955
Year Ended 8/31/2022	$44.41	(12.27% )	0.59% (c),(e)	0.59% (c),(e)	1.15%	121%	$650,889
Year Ended 8/31/2021	$55.44	21.13%	0.59% (c)	0.59% (c)	1.05%	124%	$723,074
Year Ended 8/31/2020	$48.15	18.00%	0.61%	0.61%	1.56%	140%	$573,567
Year Ended 8/31/2019	$42.60	5.14%	0.61%	0.61%	1.90%	119%	$377,342
Class R
Six Months Ended 2/29/2024 (Unaudited)	$50.39	10.61%	1.18% (c)	1.18% (c),(d)	1.61%	101%	$145,197
Year Ended 8/31/2023	$45.94	9.72%	1.18% (c)	1.18% (c),(d)	1.39%	171%	$128,460
Year Ended 8/31/2022	$43.97	(12.78% )	1.17% (c),(e)	1.17% (c),(d),(e)	0.56%	121%	$114,174
Year Ended 8/31/2021	$54.92	20.40%	1.18% (c)	1.18% (c),(d)	0.47%	124%	$143,562
Year Ended 8/31/2020	$47.73	17.32%	1.20%	1.20% (d)	0.98%	140%	$134,948
Year Ended 8/31/2019	$42.23	4.50%	1.20%	1.20%	1.30%	119%	$127,735
The accompanying Notes to Financial Statements are an integral part of this statement.
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39

Notes to Financial Statements
February 29, 2024 (Unaudited)
Note 1. Organization
Columbia Balanced Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
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Columbia Balanced Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may
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41

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
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Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 29, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,278,613 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 29, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(6,291,279)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(2,619,876)
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43

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended February 29, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	833,961,034
Futures contracts — short	26,219,732
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
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Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
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45

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain
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Columbia Balanced Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.5075% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2024 was 0.5715% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Balanced Fund  | Semiannual Report 2024
47

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
For the six months ended February 29, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.09
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2024, these minimum account balance fees reduced total expenses of the Fund by $1,080.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 29, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	1,843,120
Class C	—	1.00 (b)	28,755

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
48
Columbia Balanced Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2024 through December 31, 2024	Prior to January 1, 2024
Class A	1.03%	1.08%
Advisor Class	0.78	0.83
Class C	1.78	1.83
Institutional Class	0.78	0.83
Institutional 2 Class	0.75	0.80
Institutional 3 Class	0.70	0.75
Class R	1.28	1.33
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 29, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
7,535,688,000	2,525,796,000	(123,242,000)	2,402,554,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(24,438,463)	—	(24,438,463)
Columbia Balanced Fund  | Semiannual Report 2024
49

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $8,427,191,348 and $8,379,158,917, respectively, for the six months ended February 29, 2024, of which $6,414,296,424 and $6,306,082,403, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 29, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	15,850,000	5.86	8
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 29, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in
50
Columbia Balanced Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended February 29, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Columbia Balanced Fund  | Semiannual Report 2024
51

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At February 29, 2024, affiliated shareholders of record owned 37.1% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
52
Columbia Balanced Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Balanced Fund  | Semiannual Report 2024
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Columbia Balanced Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR120_08_P01_(04/24)

Columbia Contrarian Core Fund
Semiannual Report
February 29, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Columbia Contrarian Core Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Contrarian Core Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of long-term capital appreciation and current income.

Portfolio management
Guy Pope, CFA
Portfolio Manager
Managed Fund since 2005
Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended February 29, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/98	15.65	36.88	15.70	12.32
	Including sales charges		9.01	29.00	14.35	11.66
Advisor Class		11/08/12	15.79	37.23	15.99	12.60
Class C	Excluding sales charges	12/09/02	15.22	35.85	14.84	11.48
	Including sales charges		14.22	34.85	14.84	11.48
Institutional Class		12/14/92	15.78	37.24	16.00	12.60
Institutional 2 Class		11/08/12	15.84	37.35	16.09	12.71
Institutional 3 Class		11/08/12	15.88	37.37	16.15	12.76
Class R		09/27/10	15.50	36.55	15.41	12.04
Russell 1000 Index			14.03	29.81	14.43	12.39
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility.  Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Russell 1000 Index tracks the performance of 1,000 of the largest U.S. companies, based on market capitalization.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Contrarian Core Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Portfolio breakdown (%) (at February 29, 2024)
Common Stocks	98.9
Money Market Funds	1.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Equity sector breakdown (%) (at February 29, 2024)
Communication Services	11.5
Consumer Discretionary	9.2
Consumer Staples	5.8
Energy	3.7
Financials	13.2
Health Care	11.8
Industrials	11.0
Information Technology	29.5
Materials	2.1
Real Estate	0.8
Utilities	1.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
4
Columbia Contrarian Core Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2023 — February 29, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,156.50	1,020.04	5.20	4.87	0.97
Advisor Class	1,000.00	1,000.00	1,157.90	1,021.28	3.86	3.62	0.72
Class C	1,000.00	1,000.00	1,152.20	1,016.31	9.20	8.62	1.72
Institutional Class	1,000.00	1,000.00	1,157.80	1,021.28	3.86	3.62	0.72
Institutional 2 Class	1,000.00	1,000.00	1,158.40	1,021.63	3.49	3.27	0.65
Institutional 3 Class	1,000.00	1,000.00	1,158.80	1,021.88	3.22	3.02	0.60
Class R	1,000.00	1,000.00	1,155.00	1,018.80	6.54	6.12	1.22
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Contrarian Core Fund  | Semiannual Report 2024
5

Portfolio of Investments
February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 11.3%
Entertainment 1.3%
Endeavor Group Holdings, Inc., Class A	3,394,302	81,632,963
Take-Two Interactive Software, Inc.(a)	668,484	98,220,354
Total		179,853,317
Interactive Media & Services 8.6%
Alphabet, Inc., Class A(a)	1,955,069	270,698,854
Alphabet, Inc., Class C(a)	1,710,218	239,054,272
Match Group, Inc.(a)	1,469,803	52,971,700
Meta Platforms, Inc., Class A	998,609	489,448,229
Pinterest, Inc., Class A(a)	2,795,289	102,587,106
Total		1,154,760,161
Media 0.4%
Comcast Corp., Class A	1,266,769	54,281,052
Wireless Telecommunication Services 1.0%
T-Mobile US, Inc.	851,471	139,045,214
Total Communication Services		1,527,939,744
Consumer Discretionary 9.1%
Automobiles 0.5%
Tesla, Inc.(a)	319,475	64,495,613
Broadline Retail 5.6%
Amazon.com, Inc.(a)	3,635,653	642,638,024
eBay, Inc.	2,329,027	110,116,397
Total		752,754,421
Hotels, Restaurants & Leisure 0.8%
Las Vegas Sands Corp.	1,998,159	108,939,628
Textiles, Apparel & Luxury Goods 2.2%
NIKE, Inc., Class B	1,628,160	169,214,669
Tapestry, Inc.	2,706,555	128,642,559
Total		297,857,228
Total Consumer Discretionary		1,224,046,890
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.7%
Consumer Staples Distribution & Retail 3.1%
Dollar Tree, Inc.(a)	499,950	73,332,666
Sysco Corp.	1,915,413	155,090,990
Walmart, Inc.	3,151,959	184,736,317
Total		413,159,973
Food Products 0.7%
Mondelez International, Inc., Class A	1,284,542	93,861,484
Household Products 1.3%
Procter & Gamble Co. (The)	1,130,452	179,674,041
Personal Care Products 0.6%
Coty, Inc., Class A(a)	6,908,905	86,775,847
Total Consumer Staples		773,471,345
Energy 3.7%
Oil, Gas & Consumable Fuels 3.7%
Canadian Natural Resources Ltd.	2,130,158	148,450,711
Chevron Corp.	1,531,297	232,772,457
EOG Resources, Inc.	1,015,880	116,277,625
Total		497,500,793
Total Energy		497,500,793
Financials 13.0%
Banks 4.4%
Bank of America Corp.	5,341,553	184,390,410
JPMorgan Chase & Co.	1,263,405	235,069,134
Wells Fargo & Co.	3,116,734	173,259,243
Total		592,718,787
Capital Markets 2.8%
BlackRock, Inc.	253,985	206,068,190
Charles Schwab Corp. (The)	1,431,121	95,570,260
S&P Global, Inc.	188,895	80,918,840
Total		382,557,290
Consumer Finance 0.8%
American Express Co.	492,757	108,120,741
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Contrarian Core Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 4.4%
Berkshire Hathaway, Inc., Class B(a)	166,663	68,231,832
Block, Inc., Class A(a)	1,219,446	96,909,374
MasterCard, Inc., Class A	426,741	202,599,557
Visa, Inc., Class A	796,978	225,257,862
Total		592,998,625
Insurance 0.6%
Aon PLC, Class A	246,763	77,974,640
Total Financials		1,754,370,083
Health Care 11.6%
Biotechnology 3.2%
AbbVie, Inc.	1,351,708	237,968,193
BioMarin Pharmaceutical, Inc.(a)	1,012,198	87,332,443
Vertex Pharmaceuticals, Inc.(a)	251,779	105,933,497
Total		431,234,133
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	927,785	110,072,412
Becton Dickinson & Co.	519,871	122,455,614
Boston Scientific Corp.(a)	1,426,436	94,444,328
Total		326,972,354
Health Care Providers & Services 1.9%
Elevance Health, Inc.	495,628	248,433,535
Life Sciences Tools & Services 2.1%
IQVIA Holdings, Inc.(a)	222,122	54,899,674
Thermo Fisher Scientific, Inc.	405,619	231,275,841
Total		286,175,515
Pharmaceuticals 2.0%
Eli Lilly & Co.	233,075	175,663,966
Pfizer, Inc.	3,600,065	95,617,727
Total		271,281,693
Total Health Care		1,564,097,230
Industrials 10.8%
Aerospace & Defense 2.0%
L3Harris Technologies, Inc.	555,379	117,551,519
RTX Corp.	1,646,994	147,685,952
Total		265,237,471
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 1.2%
United Parcel Service, Inc., Class B	1,059,987	157,153,673
Electrical Equipment 1.2%
Emerson Electric Co.	1,558,995	166,578,616
Ground Transportation 2.3%
Uber Technologies, Inc.(a)	1,383,664	110,001,288
Union Pacific Corp.	798,322	202,526,308
Total		312,527,596
Industrial Conglomerates 2.4%
General Electric Co.	943,092	147,961,704
Honeywell International, Inc.	869,098	172,715,845
Total		320,677,549
Machinery 1.3%
Parker-Hannifin Corp.	340,248	182,185,791
Passenger Airlines 0.4%
United Airlines Holdings, Inc.(a)	1,189,736	54,121,091
Total Industrials		1,458,481,787
Information Technology 29.0%
Electronic Equipment, Instruments & Components 1.0%
TE Connectivity Ltd.	943,664	135,472,404
IT Services 1.4%
Accenture PLC, Class A	327,679	122,807,536
International Business Machines Corp.	362,449	67,063,938
Total		189,871,474
Semiconductors & Semiconductor Equipment 10.3%
Advanced Micro Devices, Inc.(a)	594,885	114,533,209
Entegris, Inc.	663,510	89,149,204
Lam Research Corp.	191,836	179,990,127
Marvell Technology, Inc.	408,958	29,305,930
NVIDIA Corp.	896,598	709,316,610
ON Semiconductor Corp.(a)	1,146,200	90,458,104
QUALCOMM, Inc.	1,100,429	173,636,692
Total		1,386,389,876
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 9.9%
Adobe, Inc.(a)	211,868	118,705,403
Intuit, Inc.	202,236	134,060,222
Microsoft Corp.	2,432,219	1,006,063,067
Palo Alto Networks, Inc.(a)	266,223	82,675,553
Total		1,341,504,245
Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc.	4,781,054	864,175,510
Total Information Technology		3,917,413,509
Materials 2.0%
Chemicals 0.6%
Sherwin-Williams Co. (The)	256,430	85,142,453
Containers & Packaging 0.7%
Avery Dennison Corp.	465,301	100,751,626
Metals & Mining 0.7%
Newmont Corp.	2,818,153	88,067,281
Total Materials		273,961,360
Real Estate 0.8%
Specialized REITs 0.8%
American Tower Corp.	542,446	107,870,812
Total Real Estate		107,870,812
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 1.4%
Multi-Utilities 1.4%
DTE Energy Co.	809,212	87,678,120
Public Service Enterprise Group, Inc.	1,550,631	96,759,375
Total		184,437,495
Total Utilities		184,437,495
Total Common Stocks (Cost $7,239,091,158)		13,283,591,048

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(b),(c)	149,500,388	149,470,488
Total Money Market Funds (Cost $149,426,078)		149,470,488
Total Investments in Securities (Cost: $7,388,517,236)		13,433,061,536
Other Assets & Liabilities, Net		65,850,090
Net Assets		13,498,911,626
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	255,220,678	1,420,601,450	(1,526,358,638)	6,998	149,470,488	(11,690)	8,107,217	149,500,388
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Contrarian Core Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Fair value measurements   (continued)
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	1,527,939,744	—	—	1,527,939,744
Consumer Discretionary	1,224,046,890	—	—	1,224,046,890
Consumer Staples	773,471,345	—	—	773,471,345
Energy	497,500,793	—	—	497,500,793
Financials	1,754,370,083	—	—	1,754,370,083
Health Care	1,564,097,230	—	—	1,564,097,230
Industrials	1,458,481,787	—	—	1,458,481,787
Information Technology	3,917,413,509	—	—	3,917,413,509
Materials	273,961,360	—	—	273,961,360
Real Estate	107,870,812	—	—	107,870,812
Utilities	184,437,495	—	—	184,437,495
Total Common Stocks	13,283,591,048	—	—	13,283,591,048
Money Market Funds	149,470,488	—	—	149,470,488
Total Investments in Securities	13,433,061,536	—	—	13,433,061,536
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | Semiannual Report 2024
9

Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $7,239,091,158)	$13,283,591,048
Affiliated issuers (cost $149,426,078)	149,470,488
Receivable for:
Investments sold	113,938,198
Capital shares sold	13,435,400
Dividends	20,000,848
Expense reimbursement due from Investment Manager	8,547
Prepaid expenses	66,691
Deferred compensation of board members	940,700
Other assets	87,234
Total assets	13,581,539,154
Liabilities
Payable for:
Investments purchased	71,267,098
Capital shares redeemed	8,821,283
Management services fees	221,177
Distribution and/or service fees	25,825
Transfer agent fees	1,035,725
Compensation of chief compliance officer	1,103
Compensation of board members	18,051
Other expenses	110,423
Deferred compensation of board members	1,126,843
Total liabilities	82,627,528
Net assets applicable to outstanding capital stock	$13,498,911,626
Represented by
Paid in capital	6,864,910,222
Total distributable earnings (loss)	6,634,001,404
Total - representing net assets applicable to outstanding capital stock	$13,498,911,626
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Contrarian Core Fund  | Semiannual Report 2024

Statement of Assets and Liabilities (continued)
February 29, 2024 (Unaudited)
Class A
Net assets	$2,321,677,919
Shares outstanding	69,236,495
Net asset value per share	$33.53
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$35.58
Advisor Class
Net assets	$672,676,463
Shares outstanding	19,289,121
Net asset value per share	$34.87
Class C
Net assets	$303,437,020
Shares outstanding	10,797,715
Net asset value per share	$28.10
Institutional Class
Net assets	$5,777,861,990
Shares outstanding	170,235,709
Net asset value per share	$33.94
Institutional 2 Class
Net assets	$992,203,992
Shares outstanding	28,480,694
Net asset value per share	$34.84
Institutional 3 Class
Net assets	$3,295,261,980
Shares outstanding	94,501,435
Net asset value per share	$34.87
Class R
Net assets	$135,792,262
Shares outstanding	4,048,643
Net asset value per share	$33.54
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | Semiannual Report 2024
11

Statement of Operations
Six Months Ended February 29, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$77,556,429
Dividends — affiliated issuers	8,107,217
Interfund lending	1,203
Foreign taxes withheld	(683,172)
Total income	84,981,677
Expenses:
Management services fees	36,211,813
Distribution and/or service fees
Class A	2,463,106
Class C	1,455,272
Class R	308,893
Class V	122,532
Transfer agent fees
Class A	1,239,351
Advisor Class	367,001
Class C	183,084
Institutional Class	3,172,707
Institutional 2 Class	238,613
Institutional 3 Class	88,711
Class R	77,752
Class V	60,586
Custodian fees	27,503
Printing and postage fees	198,284
Registration fees	110,754
Accounting services fees	15,621
Legal fees	87,242
Compensation of chief compliance officer	1,103
Compensation of board members	73,631
Deferred compensation of board members	26,155
Other	88,503
Total expenses	46,618,217
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,719,748)
Expense reduction	(4,359)
Total net expenses	44,894,110
Net investment income	40,087,567
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	711,238,854
Investments — affiliated issuers	(11,690)
Foreign currency translations	3,495
Net realized gain	711,230,659
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,089,346,941
Investments — affiliated issuers	6,998
Foreign currency translations	(1,532)
Net change in unrealized appreciation (depreciation)	1,089,352,407
Net realized and unrealized gain	1,800,583,066
Net increase in net assets resulting from operations	$1,840,670,633
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Contrarian Core Fund  | Semiannual Report 2024

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations
Net investment income	$40,087,567	$65,540,201
Net realized gain	711,230,659	239,460,297
Net change in unrealized appreciation (depreciation)	1,089,352,407	1,549,108,512
Net increase in net assets resulting from operations	1,840,670,633	1,854,109,010
Distributions to shareholders
Net investment income and net realized gains
Class A	(60,520,947)	(149,270,484)
Advisor Class	(17,717,185)	(48,346,525)
Class C	(8,917,997)	(35,779,204)
Institutional Class	(154,639,851)	(403,323,637)
Institutional 2 Class	(27,768,398)	(65,673,680)
Institutional 3 Class	(93,055,538)	(238,634,909)
Class R	(3,346,576)	(9,716,828)
Class V	—	(15,368,822)
Total distributions to shareholders	(365,966,492)	(966,114,089)
Increase in net assets from capital stock activity	401,098,285	170,026,433
Total increase in net assets	1,875,802,426	1,058,021,354
Net assets at beginning of period	11,623,109,200	10,565,087,846
Net assets at end of period	$13,498,911,626	$11,623,109,200
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | Semiannual Report 2024
13

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 29, 2024 (Unaudited)		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	10,587,963	325,823,858	7,129,742	191,743,255
Distributions reinvested	1,827,261	54,854,367	5,523,577	137,095,179
Shares redeemed	(4,981,883)	(151,470,255)	(10,921,645)	(292,220,451)
Net increase	7,433,341	229,207,970	1,731,674	36,617,983
Advisor Class
Shares sold	2,613,043	82,996,075	3,283,219	91,587,827
Distributions reinvested	548,582	17,121,246	1,825,854	47,034,007
Shares redeemed	(2,307,801)	(72,262,254)	(6,466,040)	(179,431,587)
Net increase (decrease)	853,824	27,855,067	(1,356,967)	(40,809,753)
Class C
Shares sold	982,628	25,226,818	1,174,269	26,906,304
Distributions reinvested	345,319	8,702,052	1,660,206	34,897,527
Shares redeemed	(2,622,539)	(67,231,598)	(6,557,509)	(148,608,689)
Net decrease	(1,294,592)	(33,302,728)	(3,723,034)	(86,804,858)
Institutional Class
Shares sold	21,271,439	652,339,538	24,966,941	679,174,554
Distributions reinvested	4,799,197	145,751,615	15,126,986	379,536,090
Shares redeemed	(16,724,899)	(516,586,050)	(33,756,925)	(910,968,627)
Net increase	9,345,737	281,505,103	6,337,002	147,742,017
Institutional 2 Class
Shares sold	4,564,516	145,326,156	5,034,882	135,545,234
Distributions reinvested	890,086	27,743,970	2,550,154	65,615,470
Shares redeemed	(3,079,983)	(97,687,588)	(4,642,180)	(129,112,789)
Net increase	2,374,619	75,382,538	2,942,856	72,047,915
Institutional 3 Class
Shares sold	8,978,488	282,720,218	15,382,535	427,937,880
Distributions reinvested	2,446,580	76,333,298	7,428,333	191,279,561
Shares redeemed	(10,807,734)	(344,482,203)	(20,526,088)	(581,278,109)
Net increase	617,334	14,571,313	2,284,780	37,939,332
Class R
Shares sold	383,957	11,631,231	522,289	14,600,015
Distributions reinvested	110,781	3,328,963	388,765	9,656,926
Shares redeemed	(544,675)	(16,555,548)	(894,249)	(23,972,778)
Net increase (decrease)	(49,937)	(1,595,354)	16,805	284,163
Class V
Shares sold	7,628	221,885	142,636	3,513,820
Distributions reinvested	—	—	458,280	11,200,364
Shares redeemed	(6,343,929)	(192,747,509)	(440,622)	(11,704,550)
Net increase (decrease)	(6,336,301)	(192,525,624)	160,294	3,009,634
Total net increase	12,944,025	401,098,285	8,393,410	170,026,433
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Contrarian Core Fund  | Semiannual Report 2024
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/29/2024 (Unaudited)	$29.86	0.07	4.50	4.57	(0.11)	(0.79)	(0.90)
Year Ended 8/31/2023	$27.82	0.11	4.46	4.57	(0.06)	(2.47)	(2.53)
Year Ended 8/31/2022	$36.54	0.10	(4.35)	(4.25)	(0.07)	(4.40)	(4.47)
Year Ended 8/31/2021	$29.79	0.09	8.94	9.03	(0.17)	(2.11)	(2.28)
Year Ended 8/31/2020	$25.48	0.18	5.65	5.83	(0.23)	(1.29)	(1.52)
Year Ended 8/31/2019	$27.19	0.22	0.19	0.41	(0.22)	(1.90)	(2.12)
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$31.05	0.11	4.68	4.79	(0.18)	(0.79)	(0.97)
Year Ended 8/31/2023	$28.84	0.18	4.64	4.82	(0.14)	(2.47)	(2.61)
Year Ended 8/31/2022	$37.70	0.19	(4.49)	(4.30)	(0.16)	(4.40)	(4.56)
Year Ended 8/31/2021	$30.66	0.18	9.21	9.39	(0.24)	(2.11)	(2.35)
Year Ended 8/31/2020	$26.19	0.25	5.80	6.05	(0.29)	(1.29)	(1.58)
Year Ended 8/31/2019	$27.89	0.29	0.19	0.48	(0.28)	(1.90)	(2.18)
Class C
Six Months Ended 2/29/2024 (Unaudited)	$25.15	(0.04)	3.78	3.74	—	(0.79)	(0.79)
Year Ended 8/31/2023	$23.94	(0.08)	3.76	3.68	—	(2.47)	(2.47)
Year Ended 8/31/2022	$32.19	(0.12)	(3.73)	(3.85)	—	(4.40)	(4.40)
Year Ended 8/31/2021	$26.53	(0.13)	7.90	7.77	—	(2.11)	(2.11)
Year Ended 8/31/2020	$22.84	(0.02)	5.04	5.02	(0.04)	(1.29)	(1.33)
Year Ended 8/31/2019	$24.57	0.04	0.15	0.19	(0.02)	(1.90)	(1.92)
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$30.25	0.11	4.55	4.66	(0.18)	(0.79)	(0.97)
Year Ended 8/31/2023	$28.16	0.18	4.52	4.70	(0.14)	(2.47)	(2.61)
Year Ended 8/31/2022	$36.92	0.18	(4.38)	(4.20)	(0.16)	(4.40)	(4.56)
Year Ended 8/31/2021	$30.07	0.18	9.02	9.20	(0.24)	(2.11)	(2.35)
Year Ended 8/31/2020	$25.71	0.24	5.70	5.94	(0.29)	(1.29)	(1.58)
Year Ended 8/31/2019	$27.42	0.29	0.18	0.47	(0.28)	(1.90)	(2.18)
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$31.03	0.12	4.68	4.80	(0.20)	(0.79)	(0.99)
Year Ended 8/31/2023	$28.82	0.21	4.63	4.84	(0.16)	(2.47)	(2.63)
Year Ended 8/31/2022	$37.68	0.21	(4.49)	(4.28)	(0.18)	(4.40)	(4.58)
Year Ended 8/31/2021	$30.64	0.20	9.21	9.41	(0.26)	(2.11)	(2.37)
Year Ended 8/31/2020	$26.17	0.27	5.80	6.07	(0.31)	(1.29)	(1.60)
Year Ended 8/31/2019	$27.88	0.32	0.18	0.50	(0.31)	(1.90)	(2.21)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Contrarian Core Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/29/2024 (Unaudited)	$33.53	15.65%	1.00%	0.97% (c)	0.46%	30%	$2,321,678
Year Ended 8/31/2023	$29.86	18.28%	1.00%	0.98% (c)	0.41%	40%	$1,845,563
Year Ended 8/31/2022	$27.82	(13.34% )	0.99%	0.99% (c)	0.32%	49%	$1,671,377
Year Ended 8/31/2021	$36.54	32.15%	1.00% (d)	1.00% (c),(d)	0.29%	47%	$2,061,801
Year Ended 8/31/2020	$29.79	23.80%	1.02%	1.02% (c)	0.67%	51%	$1,648,211
Year Ended 8/31/2019	$25.48	2.49%	1.03% (d)	1.03% (d)	0.91%	53%	$1,568,622
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$34.87	15.79%	0.75%	0.72% (c)	0.71%	30%	$672,676
Year Ended 8/31/2023	$31.05	18.55%	0.75%	0.73% (c)	0.66%	40%	$572,425
Year Ended 8/31/2022	$28.84	(13.09% )	0.74%	0.74% (c)	0.57%	49%	$570,718
Year Ended 8/31/2021	$37.70	32.47%	0.75% (d)	0.75% (c),(d)	0.54%	47%	$704,253
Year Ended 8/31/2020	$30.66	24.06%	0.77%	0.77% (c)	0.92%	51%	$586,655
Year Ended 8/31/2019	$26.19	2.74%	0.78% (d)	0.78% (d)	1.16%	53%	$610,686
Class C
Six Months Ended 2/29/2024 (Unaudited)	$28.10	15.22%	1.75%	1.72% (c)	(0.29% )	30%	$303,437
Year Ended 8/31/2023	$25.15	17.38%	1.75%	1.73% (c)	(0.34% )	40%	$304,121
Year Ended 8/31/2022	$23.94	(13.95% )	1.74%	1.74% (c)	(0.44% )	49%	$378,576
Year Ended 8/31/2021	$32.19	31.14%	1.75% (d)	1.75% (c),(d)	(0.45% )	47%	$552,047
Year Ended 8/31/2020	$26.53	22.85%	1.77%	1.77% (c)	(0.08% )	51%	$548,126
Year Ended 8/31/2019	$22.84	1.73%	1.78% (d)	1.78% (d)	0.16%	53%	$561,716
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$33.94	15.78%	0.74%	0.72% (c)	0.71%	30%	$5,777,862
Year Ended 8/31/2023	$30.25	18.58%	0.75%	0.73% (c)	0.66%	40%	$4,866,117
Year Ended 8/31/2022	$28.16	(13.09% )	0.74%	0.74% (c)	0.57%	49%	$4,351,597
Year Ended 8/31/2021	$36.92	32.47%	0.75% (d)	0.75% (c),(d)	0.54%	47%	$5,311,382
Year Ended 8/31/2020	$30.07	24.08%	0.77%	0.77% (c)	0.92%	51%	$4,230,127
Year Ended 8/31/2019	$25.71	2.75%	0.78% (d)	0.78% (d)	1.16%	53%	$3,961,440
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$34.84	15.84%	0.67%	0.65%	0.78%	30%	$992,204
Year Ended 8/31/2023	$31.03	18.66%	0.68%	0.66%	0.73%	40%	$810,032
Year Ended 8/31/2022	$28.82	(13.03% )	0.67%	0.67%	0.64%	49%	$667,505
Year Ended 8/31/2021	$37.68	32.58%	0.68% (d)	0.68% (d)	0.61%	47%	$858,820
Year Ended 8/31/2020	$30.64	24.19%	0.69%	0.69%	1.00%	51%	$653,968
Year Ended 8/31/2019	$26.17	2.81%	0.68% (d)	0.68% (d)	1.25%	53%	$638,213
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | Semiannual Report 2024
17

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$31.06	0.13	4.68	4.81	(0.21)	(0.79)	(1.00)
Year Ended 8/31/2023	$28.85	0.22	4.63	4.85	(0.17)	(2.47)	(2.64)
Year Ended 8/31/2022	$37.72	0.22	(4.49)	(4.27)	(0.20)	(4.40)	(4.60)
Year Ended 8/31/2021	$30.67	0.22	9.21	9.43	(0.27)	(2.11)	(2.38)
Year Ended 8/31/2020	$26.19	0.28	5.81	6.09	(0.32)	(1.29)	(1.61)
Year Ended 8/31/2019	$27.89	0.33	0.19	0.52	(0.32)	(1.90)	(2.22)
Class R
Six Months Ended 2/29/2024 (Unaudited)	$29.84	0.03	4.50	4.53	(0.04)	(0.79)	(0.83)
Year Ended 8/31/2023	$27.80	0.04	4.47	4.51	—	(2.47)	(2.47)
Year Ended 8/31/2022	$36.52	0.02	(4.34)	(4.32)	—	(4.40)	(4.40)
Year Ended 8/31/2021	$29.78	0.01	8.94	8.95	(0.10)	(2.11)	(2.21)
Year Ended 8/31/2020	$25.48	0.11	5.64	5.75	(0.16)	(1.29)	(1.45)
Year Ended 8/31/2019	$27.18	0.16	0.19	0.35	(0.15)	(1.90)	(2.05)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Contrarian Core Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$34.87	15.88%	0.62%	0.60%	0.83%	30%	$3,295,262
Year Ended 8/31/2023	$31.06	18.70%	0.63%	0.61%	0.78%	40%	$2,916,211
Year Ended 8/31/2022	$28.85	(13.00% )	0.62%	0.62%	0.69%	49%	$2,642,362
Year Ended 8/31/2021	$37.72	32.64%	0.63% (d)	0.63% (d)	0.66%	47%	$3,338,749
Year Ended 8/31/2020	$30.67	24.26%	0.64%	0.64%	1.05%	51%	$2,487,886
Year Ended 8/31/2019	$26.19	2.90%	0.64% (d)	0.64% (d)	1.30%	53%	$2,123,062
Class R
Six Months Ended 2/29/2024 (Unaudited)	$33.54	15.50%	1.25%	1.22% (c)	0.21%	30%	$135,792
Year Ended 8/31/2023	$29.84	17.99%	1.25%	1.23% (c)	0.16%	40%	$122,288
Year Ended 8/31/2022	$27.80	(13.55% )	1.24%	1.24% (c)	0.07%	49%	$113,472
Year Ended 8/31/2021	$36.52	31.83%	1.25% (d)	1.25% (c),(d)	0.04%	47%	$143,336
Year Ended 8/31/2020	$29.78	23.47%	1.27%	1.27% (c)	0.42%	51%	$124,853
Year Ended 8/31/2019	$25.48	2.24%	1.28% (d)	1.28% (d)	0.66%	53%	$124,951
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | Semiannual Report 2024
19

Notes to Financial Statements
February 29, 2024 (Unaudited)
Note 1. Organization
Columbia Contrarian Core Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares were available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
In September 2023, the Board of Trustees of the Fund approved a proposal to combine Class V shares into Class A shares of the Fund (the Proposal). Shareholders holding Class V shares of the Fund on the record date of October 6, 2023, received a proxy to vote on the Proposal and at a meeting held on December 7, 2023, the Proposal was approved. On December 8, 2023, Class V shareholders received Class A shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their Class V shares. The combination of Class V shares into Class A shares was tax-free for federal tax purposes.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by
20
Columbia Contrarian Core Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Contrarian Core Fund  | Semiannual Report 2024
21

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
22
Columbia Contrarian Core Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.555% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2024 was 0.608% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Contrarian Core Fund  | Semiannual Report 2024
23

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
For the six months ended February 29, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.13
Class V	0.03 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2024, these minimum account balance fees reduced total expenses of the Fund by $4,359.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Shareholder services fees
The Fund had adopted a shareholder services plan that permitted it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may have paid shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder services and up to 0.25% for administrative support services). These fees were limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.  As a result of Class V shares of the Fund being combined into Class A shares, December 8, 2023 was the last day the Fund paid a shareholder services fee for Class V shares.
24
Columbia Contrarian Core Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 29, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	850,619
Class C	—	1.00 (b)	4,023
Class V	5.75	0.50 - 1.00(a)	23

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2024
Class A	0.97%
Advisor Class	0.72
Class C	1.72
Institutional Class	0.72
Institutional 2 Class	0.65
Institutional 3 Class	0.60
Class R	1.22
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Contrarian Core Fund  | Semiannual Report 2024
25

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
At February 29, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
7,388,517,000	6,081,502,000	(36,957,000)	6,044,545,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,656,634,046 and $3,514,246,566, respectively, for the six months ended February 29, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 29, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	3,700,000	5.86	2
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 29, 2024.
26
Columbia Contrarian Core Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended February 29, 2024.
Note 9. Significant risks
Information technology sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including
Columbia Contrarian Core Fund  | Semiannual Report 2024
27

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At February 29, 2024, affiliated shareholders of record owned 25.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
28
Columbia Contrarian Core Fund  | Semiannual Report 2024

 Results of Meeting of Shareholders
During the period, the Board of Trustees of Columbia Funds Series Trust I solicited approval of the holders of Class V shares of Columbia Contrarian Core Fund (the "Fund") for the combination of the Fund’s Class V shares with Class A shares of the Fund including, as part of such combination, the adoption with respect to Class V shares of a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 identical to that current in effect with respect to Class A shares of the Fund (the "Proposal"). At a Joint Special Meeting of Shareholders held on December 7, 2023, Class V shareholders approved the Proposal. Shareholders of each Fund were entitled to one vote fore each dollar of net asset value (number of shares owned times net asset value per share) determined at the close of business on the record date, and each fractional dollar amount is entitled to a proportionate fractional vote.
Votes For	Votes Against	Abstentions	Broker Non-Votes
2,400,001.433	170,482.441	670,674.578	0
Columbia Contrarian Core Fund  | Semiannual Report 2024
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Columbia Contrarian Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR133_08_P01_(04/24)

Columbia Emerging Markets Fund
Semiannual Report
February 29, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Columbia Emerging Markets Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Emerging Markets Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.

Portfolio management
Dara White, CFA
Lead Portfolio Manager
Managed Fund since 2008
Robert Cameron
Portfolio Manager
Managed Fund since 2008
Perry Vickery, CFA
Portfolio Manager
Managed Fund since 2017
Derek Lin, CFA
Portfolio Manager
Managed Fund since 2020
Darren Powell, CFA
Portfolio Manager
Managed Fund since 2021
Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended February 29, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/28/07	3.23	7.33	0.92	2.12
	Including sales charges		-2.72	1.17	-0.28	1.52
Advisor Class		03/19/13	3.40	7.59	1.16	2.39
Class C	Excluding sales charges	09/28/07	2.79	6.44	0.15	1.36
	Including sales charges		1.79	5.44	0.15	1.36
Institutional Class		01/02/98	3.42	7.65	1.16	2.39
Institutional 2 Class		11/08/12	3.39	7.67	1.28	2.52
Institutional 3 Class		11/08/12	3.46	7.71	1.32	2.56
Class R		09/27/10	3.13	7.03	0.66	1.87
MSCI Emerging Markets Index (Net)			4.93	8.73	1.89	3.01
MSCI EAFE Index (Net)			9.23	14.41	6.77	4.39
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net) and the MSCI EAFE Index (Net) which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Emerging Markets Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Equity sector breakdown (%) (at February 29, 2024)
Communication Services	6.0
Consumer Discretionary	12.4
Consumer Staples	8.4
Energy	4.1
Financials	27.3
Health Care	3.0
Industrials	8.0
Information Technology	27.1
Materials	1.3
Real Estate	1.3
Utilities	1.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Country breakdown (%) (at February 29, 2024)
Brazil	10.3
China	17.6
Greece	4.9
Hong Kong	3.0
India	17.4
Indonesia	6.5
Jersey	0.2
Kazakhstan	0.6
Mauritius	0.3
Mexico	4.8
Philippines	1.2
Poland	1.0
Russian Federation	0.3
Saudi Arabia	0.4
South Africa	1.9
South Korea	11.2
Taiwan	15.4
United States(a)	2.6
Virgin Islands	0.4
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4
Columbia Emerging Markets Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2023 — February 29, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,032.30	1,017.80	7.18	7.12	1.42
Advisor Class	1,000.00	1,000.00	1,034.00	1,019.05	5.92	5.87	1.17
Class C	1,000.00	1,000.00	1,027.90	1,014.02	10.99	10.92	2.18
Institutional Class	1,000.00	1,000.00	1,034.20	1,019.05	5.92	5.87	1.17
Institutional 2 Class	1,000.00	1,000.00	1,033.90	1,019.54	5.41	5.37	1.07
Institutional 3 Class	1,000.00	1,000.00	1,034.60	1,019.74	5.21	5.17	1.03
Class R	1,000.00	1,000.00	1,031.30	1,016.51	8.48	8.42	1.68
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Emerging Markets Fund  | Semiannual Report 2024
5

Portfolio of Investments
February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.7%
Issuer	Shares	Value ($)
Brazil 10.3%
Banco BTG Pactual SA	1,586,170	11,649,548
Banco do Brasil SA	544,656	6,351,453
Equatorial Energia SA	491,116	3,372,835
Itaú Unibanco Holding SA, ADR	2,253,068	15,365,924
Localiza Rent a Car SA	752,906	8,004,482
Localiza Rent a Car SA(a)	3,516	37,380
MercadoLibre, Inc.(a)	11,091	17,693,472
NU Holdings Ltd., Class A(a)	585,976	6,492,614
Petroleo Brasileiro SA, ADR	875,352	14,460,815
PRIO SA	1,363,963	12,034,242
Sendas Distribuidora S/A	2,110,327	6,036,662
TOTVS SA	899,805	5,609,414
WEG SA	1,567,747	11,668,773
Total		118,777,614
China 17.7%
Baidu, Inc. Class A(a)	784,950	9,932,288
BYD Co., Ltd., Class H	706,500	17,401,146
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
China Resources Land Ltd.	1,802,000	5,503,952
Eastroc Beverage Group Co., Ltd., Class A	549,478	13,657,279
Full Truck Alliance Co., Ltd., ADR(a)	385,794	2,546,240
Fuyao Glass Industry Group Co., Ltd., Class A	913,186	5,493,472
Kuaishou Technology(a)	1,518,500	8,574,840
Kweichow Moutai Co., Ltd., Class A	34,873	8,195,783
Medlive Technology Co., Ltd.	2,685,573	2,555,162
NetEase, Inc.	397,405	8,632,666
New Horizon Health Ltd.(a)	1,356,000	3,530,943
PDD Holdings, Inc., ADR(a)	190,445	23,718,020
PetroChina Co., Ltd., Class H	13,968,000	10,955,272
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	185,647	7,436,533
Shenzhou International Group Holdings Ltd.	595,200	4,882,123
Songcheng Performance Development Co., Ltd., Class A	4,052,572	6,072,044
Tencent Holdings Ltd.	1,180,400	41,350,161
Trip.com Group Ltd., ADR(a)	277,576	12,343,805
Wuliangye Yibin Co., Ltd., Class A	294,302	5,800,776
Common Stocks (continued)
Issuer	Shares	Value ($)
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	1,538,451	5,324,355
Total		203,906,861
Greece 4.9%
Eurobank Ergasias Services and Holdings SA(a)	3,565,829	7,366,821
JUMBO SA	385,724	11,272,719
Mytilineos SA	145,249	5,651,464
National Bank of Greece SA(a)	1,805,573	14,177,301
OPAP SA	512,629	9,346,814
Piraeus Financial Holdings SA(a)	1,938,650	8,564,791
Total		56,379,910
Hong Kong 3.0%
AIA Group Ltd.	1,956,200	15,769,294
Sands China Ltd.(a)	4,750,400	13,488,023
Techtronic Industries Co., Ltd.	497,264	5,364,596
Total		34,621,913
India 17.4%
360 ONE WAM Ltd.	343,768	2,970,475
APL Apollo Tubes Ltd.	599,507	11,165,625
Astral Ltd.	331,748	8,278,556
AU Small Finance Bank Ltd.	760,950	5,216,329
Bajaj Finance Ltd.	113,918	8,887,611
Cholamandalam Investment and Finance Co., Ltd.	683,402	8,952,777
CreditAccess Grameen Ltd.(a)	204,846	3,627,987
Eicher Motors Ltd.	71,904	3,285,782
HDFC Bank Ltd., ADR	213,576	11,426,316
ICICI Bank Ltd., ADR	1,029,926	26,376,405
IndusInd Bank Ltd.	1,079,565	19,177,108
Larsen & Toubro Ltd.	538,371	22,571,906
Max Healthcare Institute Ltd.	1,328,642	12,716,001
NTPC Ltd.	2,326,876	9,402,577
Persistent Systems Ltd.	59,778	6,220,688
Phoenix Mills Ltd. (The)	204,072	6,771,365
Polycab India Ltd.	132,774	7,600,818
REC Ltd.	844,393	4,496,332
Reliance Industries Ltd.	284,443	10,011,042
Varun Beverages Ltd.	439,763	7,473,509
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Emerging Markets Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
WNS Holdings Ltd., ADR(a)	79,371	4,579,707
Total		201,208,916
Indonesia 6.5%
Bank Negara Indonesia Persero Tbk PT	19,687,400	7,524,218
PT Bank Central Asia Tbk	44,304,200	27,879,131
PT Bank Rakyat Indonesia Persero Tbk	89,005,829	34,684,147
PT Sumber Alfaria Trijaya Tbk	28,837,300	5,046,298
Total		75,133,794
Jersey 0.2%
Arcadium Lithium PLC(a)	329,982	1,811,601
Kazakhstan 0.6%
Kaspi.KZ JSC, GDR, Registered Shares(d)	62,413	6,441,022
Mauritius 0.3%
MakeMyTrip, Ltd.(a)	56,584	3,490,667
Mexico 4.8%
Arca Continental SAB de CV	733,074	7,902,666
Banco del Bajio SA	988,177	3,657,778
Corporación Inmobiliaria Vesta SAB de CV	861,780	3,025,590
Gruma SAB de CV, Class B	222,836	3,969,388
Grupo Aeroportuario del Centro Norte SAB de CV	596,758	5,172,013
Grupo Aeroportuario del Pacifico SAB de CV	311,735	4,609,016
Grupo Financiero Banorte SAB de CV, Class O	2,132,257	22,055,351
Qualitas Controladora SAB de CV	479,505	5,387,460
Total		55,779,262
Philippines 1.2%
BDO Unibank, Inc.	5,200,350	14,167,334
Poland 1.0%
Dino Polska SA(a)	104,615	12,173,178
Russian Federation 0.4%
Detsky Mir PJSC(a),(b),(c),(e)	5,893,953	0
Fix Price Group PLC, GDR(b),(c),(d),(e)	2,678,663	4,098,354
Total		4,098,354
Saudi Arabia 0.4%
Nahdi Medical Co.	138,495	5,243,925
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 1.9%
Capitec Bank Holdings Ltd.	94,802	9,988,128
Clicks Group Ltd.	458,070	7,166,957
Shoprite Holdings Ltd.	370,498	4,988,008
Total		22,143,093
South Korea 9.7%
Coupang, Inc., Class A(a)	239,484	4,435,244
Samsung Biologics Co., Ltd.(a)	13,037	7,585,829
Samsung Electro-Mechanics Co., Ltd.	85,101	8,968,037
Samsung Electronics Co., Ltd.	1,097,878	60,595,092
SK Hynix, Inc.	260,576	30,717,866
Total		112,302,068
Taiwan 15.5%
Accton Technology Corp.	300,995	4,953,307
ASMedia Technology, Inc.	106,000	7,911,956
ASPEED Technology, Inc.	106,000	9,180,975
Chailease Holding Co., Ltd.	657,594	3,635,740
Chroma ATE, Inc.	492,000	3,631,789
Delta Electronics, Inc.	418,000	3,895,199
eMemory Technology, Inc.	84,000	7,212,428
MediaTek, Inc.	362,000	13,063,248
Parade Technologies Ltd.	70,000	2,251,708
Taiwan Semiconductor Manufacturing Co., Ltd.	4,783,048	104,818,210
Unimicron Technology Corp.	637,000	3,619,391
Wiwynn Corp.	196,000	14,470,261
Total		178,644,212
United States 1.5%
Freeport-McMoRan, Inc.	64,075	2,422,676
Globant SA(a)	26,596	5,935,429
Samsonite International SA(a)	2,434,200	8,490,558
Total		16,848,663
Virgin Islands 0.4%
BBB Foods, Inc., Class A(a)	198,466	4,165,801
Total Common Stocks (Cost $793,075,611)		1,127,338,188
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)

Preferred Stocks 1.5%
Issuer	Shares	Value ($)
South Korea 1.5%
Samsung Electronics Co., Ltd.	361,629	17,317,212
Total Preferred Stocks (Cost $7,719,610)		17,317,212

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(f),(g)	12,982,486	12,979,889
Total Money Market Funds (Cost $12,979,886)		12,979,889
Total Investments in Securities (Cost $813,775,107)		1,157,635,289
Other Assets & Liabilities, Net		(3,058,462)
Net Assets		$1,154,576,827
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2024, the total value of these securities amounted to $4,098,355, which represents 0.35% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 29, 2024, the total value of these securities amounted to $10,539,376, which represents 0.91% of total net assets.

(e)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At February 29, 2024, the total market value of these securities amounted to $4,098,354, which represents 0.35% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-12/13/2021	5,893,953	8,677,339	—
Fix Price Group PLC, GDR	03/05/2021-03/08/2021	2,678,663	26,134,618	4,098,354
			34,811,957	4,098,354

(f)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(g)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	20,362,415	185,400,838	(192,782,384)	(980)	12,979,889	2,212	226,422	12,982,486
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Emerging Markets Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	118,777,614	—	—	118,777,614
China	38,608,065	165,298,795	1	203,906,861
Greece	—	56,379,910	—	56,379,910
Hong Kong	—	34,621,913	—	34,621,913
India	42,382,428	158,826,488	—	201,208,916
Indonesia	—	75,133,794	—	75,133,794
Jersey	1,811,601	—	—	1,811,601
Kazakhstan	—	6,441,022	—	6,441,022
Mauritius	3,490,667	—	—	3,490,667
Mexico	55,779,262	—	—	55,779,262
Philippines	—	14,167,334	—	14,167,334
Poland	—	12,173,178	—	12,173,178
Russian Federation	—	—	4,098,354	4,098,354
Saudi Arabia	—	5,243,925	—	5,243,925
South Africa	—	22,143,093	—	22,143,093
South Korea	4,435,244	107,866,824	—	112,302,068
Taiwan	—	178,644,212	—	178,644,212
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | Semiannual Report 2024
9

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
United States	8,358,105	8,490,558	—	16,848,663
Virgin Islands	4,165,801	—	—	4,165,801
Total Common Stocks	277,808,787	845,431,046	4,098,355	1,127,338,188
Preferred Stocks
South Korea	—	17,317,212	—	17,317,212
Total Preferred Stocks	—	17,317,212	—	17,317,212
Money Market Funds	12,979,889	—	—	12,979,889
Total Investments in Securities	290,788,676	862,748,258	4,098,355	1,157,635,289
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Emerging Markets Fund  | Semiannual Report 2024

Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $800,795,221)	$1,144,655,400
Affiliated issuers (cost $12,979,886)	12,979,889
Cash	27,680
Foreign currency (cost $5,316,746)	2,960,957
Receivable for:
Capital shares sold	707,437
Dividends	1,579,295
Foreign tax reclaims	126,241
Expense reimbursement due from Investment Manager	2,762
Prepaid expenses	11,682
Deferred compensation of board members	169,559
Other assets	22,763
Total assets	1,163,243,665
Liabilities
Payable for:
Investments purchased	2,640,598
Capital shares redeemed	1,075,628
Foreign capital gains taxes deferred	4,448,398
Management services fees	33,064
Distribution and/or service fees	1,301
Transfer agent fees	97,480
Compensation of chief compliance officer	114
Compensation of board members	3,249
Other expenses	156,257
Deferred compensation of board members	210,749
Total liabilities	8,666,838
Net assets applicable to outstanding capital stock	$1,154,576,827
Represented by
Paid in capital	1,075,367,317
Total distributable earnings (loss)	79,209,510
Total - representing net assets applicable to outstanding capital stock	$1,154,576,827
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | Semiannual Report 2024
11

Statement of Assets and Liabilities (continued)
February 29, 2024 (Unaudited)
Class A
Net assets	$155,000,082
Shares outstanding	12,757,240
Net asset value per share	$12.15
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.89
Advisor Class
Net assets	$42,395,864
Shares outstanding	3,396,976
Net asset value per share	$12.48
Class C
Net assets	$6,821,671
Shares outstanding	616,009
Net asset value per share	$11.07
Institutional Class
Net assets	$447,451,926
Shares outstanding	36,126,707
Net asset value per share	$12.39
Institutional 2 Class
Net assets	$57,490,169
Shares outstanding	4,597,999
Net asset value per share	$12.50
Institutional 3 Class
Net assets	$441,077,918
Shares outstanding	35,078,412
Net asset value per share	$12.57
Class R
Net assets	$4,339,197
Shares outstanding	365,619
Net asset value per share	$11.87
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Emerging Markets Fund  | Semiannual Report 2024

Statement of Operations
Six Months Ended February 29, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$9,569,140
Dividends — affiliated issuers	226,422
Foreign taxes withheld	(1,130,089)
Total income	8,665,473
Expenses:
Management services fees	6,135,397
Distribution and/or service fees
Class A	196,784
Class C	37,056
Class R	11,138
Transfer agent fees
Class A	116,392
Advisor Class	32,085
Class C	5,478
Institutional Class	326,518
Institutional 2 Class	21,060
Institutional 3 Class	14,031
Class R	3,294
Custodian fees	211,527
Printing and postage fees	43,035
Registration fees	54,591
Accounting services fees	23,893
Legal fees	15,075
Interest on interfund lending	16,671
Compensation of chief compliance officer	114
Compensation of board members	12,517
Deferred compensation of board members	5,000
Other	65,796
Total expenses	7,347,452
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(591,330)
Fees waived by transfer agent
Institutional 2 Class	(2,931)
Institutional 3 Class	(4,683)
Expense reduction	(1,380)
Total net expenses	6,747,128
Net investment income	1,918,345
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	6,942,393
Investments — affiliated issuers	2,212
Foreign currency translations	(203,648)
Net realized gain	6,740,957
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	31,009,338
Investments — affiliated issuers	(980)
Foreign currency translations	(879,101)
Foreign capital gains tax	418,466
Net change in unrealized appreciation (depreciation)	30,547,723
Net realized and unrealized gain	37,288,680
Net increase in net assets resulting from operations	$39,207,025
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | Semiannual Report 2024
13

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations
Net investment income	$1,918,345	$11,031,645
Net realized gain (loss)	6,740,957	(140,879,797)
Net change in unrealized appreciation (depreciation)	30,547,723	120,015,280
Net increase (decrease) in net assets resulting from operations	39,207,025	(9,832,872)
Decrease in net assets from capital stock activity	(102,837,850)	(287,565,015)
Total decrease in net assets	(63,630,825)	(297,397,887)
Net assets at beginning of period	1,218,207,652	1,515,605,539
Net assets at end of period	$1,154,576,827	$1,218,207,652
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Emerging Markets Fund  | Semiannual Report 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 29, 2024 (Unaudited)		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	404,435	4,754,977	1,560,745	18,013,246
Shares redeemed	(1,865,020)	(21,904,472)	(4,676,741)	(53,749,529)
Net decrease	(1,460,585)	(17,149,495)	(3,115,996)	(35,736,283)
Advisor Class
Shares sold	214,273	2,579,317	868,747	10,296,848
Shares redeemed	(621,413)	(7,495,915)	(2,800,578)	(32,663,174)
Net decrease	(407,140)	(4,916,598)	(1,931,831)	(22,366,326)
Class C
Shares sold	18,363	197,381	60,090	634,324
Shares redeemed	(153,898)	(1,657,372)	(285,067)	(2,963,224)
Net decrease	(135,535)	(1,459,991)	(224,977)	(2,328,900)
Institutional Class
Shares sold	7,904,249	94,702,284	24,485,726	286,031,730
Shares redeemed	(8,405,003)	(100,574,147)	(30,919,764)	(370,169,933)
Net decrease	(500,754)	(5,871,863)	(6,434,038)	(84,138,203)
Institutional 2 Class
Shares sold	361,240	4,334,989	2,484,197	29,365,043
Shares redeemed	(3,482,269)	(42,394,169)	(9,110,145)	(106,525,467)
Net decrease	(3,121,029)	(38,059,180)	(6,625,948)	(77,160,424)
Institutional 3 Class
Shares sold	6,017,294	72,337,654	14,246,765	167,233,276
Shares redeemed	(8,800,284)	(107,357,201)	(19,635,232)	(232,789,539)
Net decrease	(2,782,990)	(35,019,547)	(5,388,467)	(65,556,263)
Class R
Shares sold	45,076	518,792	133,453	1,506,743
Shares redeemed	(75,955)	(879,968)	(158,918)	(1,785,359)
Net decrease	(30,879)	(361,176)	(25,465)	(278,616)
Total net decrease	(8,438,912)	(102,837,850)	(23,746,722)	(287,565,015)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | Semiannual Report 2024
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Class A
Six Months Ended 2/29/2024 (Unaudited)	$11.77	0.00 (c)	0.38	0.38	—	—	—	—
Year Ended 8/31/2023	$11.89	0.06	(0.18)	(0.12)	—	—	—	—
Year Ended 8/31/2022	$19.06	(0.04)	(6.88)	(6.92)	(0.16)	(0.07)	(0.02)	(0.25)
Year Ended 8/31/2021	$15.60	(0.08)	3.72	3.64	(0.18)	—	—	(0.18)
Year Ended 8/31/2020	$12.15	(0.04)	3.51	3.47	(0.02)	—	—	(0.02)
Year Ended 8/31/2019	$12.15	0.01	(0.01)	0.00 (c)	—	—	—	—
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$12.07	0.02	0.39	0.41	—	—	—	—
Year Ended 8/31/2023	$12.17	0.08	(0.18)	(0.10)	—	—	—	—
Year Ended 8/31/2022	$19.46	0.00 (c)	(7.02)	(7.02)	(0.18)	(0.07)	(0.02)	(0.27)
Year Ended 8/31/2021	$15.92	(0.03)	3.79	3.76	(0.22)	—	—	(0.22)
Year Ended 8/31/2020	$12.39	(0.01)	3.59	3.58	(0.05)	—	—	(0.05)
Year Ended 8/31/2019	$12.38	0.04	(0.02)	0.02	(0.01)	—	—	(0.01)
Class C
Six Months Ended 2/29/2024 (Unaudited)	$10.77	(0.04)	0.34	0.30	—	—	—	—
Year Ended 8/31/2023	$10.96	(0.03)	(0.16)	(0.19)	—	—	—	—
Year Ended 8/31/2022	$17.67	(0.15)	(6.35)	(6.50)	(0.12)	(0.07)	(0.02)	(0.21)
Year Ended 8/31/2021	$14.50	(0.20)	3.45	3.25	(0.08)	—	—	(0.08)
Year Ended 8/31/2020	$11.36	(0.13)	3.27	3.14	—	—	—	—
Year Ended 8/31/2019	$11.45	(0.08)	(0.01)	(0.09)	—	—	—	—
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$11.98	0.02	0.39	0.41	—	—	—	—
Year Ended 8/31/2023	$12.08	0.10	(0.20)	(0.10)	—	—	—	—
Year Ended 8/31/2022	$19.32	0.01	(6.98)	(6.97)	(0.18)	(0.07)	(0.02)	(0.27)
Year Ended 8/31/2021	$15.80	(0.03)	3.77	3.74	(0.22)	—	—	(0.22)
Year Ended 8/31/2020	$12.30	(0.01)	3.56	3.55	(0.05)	—	—	(0.05)
Year Ended 8/31/2019	$12.29	0.05	(0.03)	0.02	(0.01)	—	—	(0.01)
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$12.09	0.03	0.38	0.41	—	—	—	—
Year Ended 8/31/2023	$12.18	0.10	(0.19)	(0.09)	—	—	—	—
Year Ended 8/31/2022	$19.46	0.01	(7.02)	(7.01)	(0.18)	(0.07)	(0.02)	(0.27)
Year Ended 8/31/2021	$15.92	(0.02)	3.79	3.77	(0.23)	—	—	(0.23)
Year Ended 8/31/2020	$12.38	0.01	3.60	3.61	(0.07)	—	—	(0.07)
Year Ended 8/31/2019	$12.37	0.07	(0.03)	0.04	(0.03)	—	—	(0.03)
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Emerging Markets Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/29/2024 (Unaudited)	$12.15	3.23%	1.53% (d)	1.42% (d),(e)	0.06%	25%	$155,000
Year Ended 8/31/2023	$11.77	(1.01% )	1.50% (d)	1.44% (d),(e)	0.53%	44%	$167,308
Year Ended 8/31/2022	$11.89	(36.71% )	1.44% (d),(f)	1.44% (d),(e),(f)	(0.27% )	48%	$206,162
Year Ended 8/31/2021	$19.06	23.40%	1.43% (d)	1.43% (d),(e)	(0.45% )	16%	$356,033
Year Ended 8/31/2020	$15.60	28.56%	1.55% (d)	1.54% (d),(e)	(0.29% )	29%	$280,741
Year Ended 8/31/2019	$12.15	0.00%	1.58% (d)	1.58% (d)	0.12%	38%	$249,512
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$12.48	3.40%	1.28% (d)	1.17% (d),(e)	0.31%	25%	$42,396
Year Ended 8/31/2023	$12.07	(0.82% )	1.25% (d)	1.19% (d),(e)	0.72%	44%	$45,925
Year Ended 8/31/2022	$12.17	(36.52% )	1.19% (d),(f)	1.19% (d),(e),(f)	0.03%	48%	$69,818
Year Ended 8/31/2021	$19.46	23.65%	1.18% (d)	1.18% (d),(e)	(0.17% )	16%	$112,719
Year Ended 8/31/2020	$15.92	28.92%	1.30% (d)	1.29% (d),(e)	(0.07% )	29%	$43,986
Year Ended 8/31/2019	$12.39	0.20%	1.33% (d)	1.33% (d)	0.36%	38%	$23,161
Class C
Six Months Ended 2/29/2024 (Unaudited)	$11.07	2.79%	2.28% (d)	2.18% (d),(e)	(0.68% )	25%	$6,822
Year Ended 8/31/2023	$10.77	(1.73% )	2.25% (d)	2.19% (d),(e)	(0.24% )	44%	$8,091
Year Ended 8/31/2022	$10.96	(37.18% )	2.19% (d),(f)	2.19% (d),(e),(f)	(1.04% )	48%	$10,706
Year Ended 8/31/2021	$17.67	22.45%	2.18% (d)	2.18% (d),(e)	(1.19% )	16%	$22,680
Year Ended 8/31/2020	$14.50	27.64%	2.30% (d)	2.29% (d),(e)	(1.04% )	29%	$15,742
Year Ended 8/31/2019	$11.36	(0.79% )	2.33% (d)	2.33% (d)	(0.69% )	38%	$14,830
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$12.39	3.42%	1.28% (d)	1.17% (d),(e)	0.30%	25%	$447,452
Year Ended 8/31/2023	$11.98	(0.83% )	1.25% (d)	1.19% (d),(e)	0.84%	44%	$438,829
Year Ended 8/31/2022	$12.08	(36.52% )	1.20% (d),(f)	1.20% (d),(e),(f)	0.05%	48%	$520,117
Year Ended 8/31/2021	$19.32	23.70%	1.18% (d)	1.18% (d),(e)	(0.18% )	16%	$547,997
Year Ended 8/31/2020	$15.80	28.89%	1.30% (d)	1.29% (d),(e)	(0.04% )	29%	$260,558
Year Ended 8/31/2019	$12.30	0.20%	1.33% (d)	1.33% (d)	0.41%	38%	$210,844
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$12.50	3.39%	1.18% (d)	1.07% (d)	0.44%	25%	$57,490
Year Ended 8/31/2023	$12.09	(0.74% )	1.15% (d)	1.09% (d)	0.81%	44%	$93,313
Year Ended 8/31/2022	$12.18	(36.44% )	1.09% (d),(f)	1.09% (d),(f)	0.04%	48%	$174,660
Year Ended 8/31/2021	$19.46	23.77%	1.08% (d)	1.08% (d)	(0.09% )	16%	$391,145
Year Ended 8/31/2020	$15.92	29.19%	1.16% (d)	1.15% (d)	0.10%	29%	$238,994
Year Ended 8/31/2019	$12.38	0.36%	1.18% (d)	1.18% (d)	0.55%	38%	$161,554
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | Semiannual Report 2024
17

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$12.15	0.03	0.39	0.42	—	—	—	—
Year Ended 8/31/2023	$12.24	0.11	(0.20)	(0.09)	—	—	—	—
Year Ended 8/31/2022	$19.55	0.02	(7.05)	(7.03)	(0.19)	(0.07)	(0.02)	(0.28)
Year Ended 8/31/2021	$15.99	(0.01)	3.81	3.80	(0.24)	—	—	(0.24)
Year Ended 8/31/2020	$12.44	0.02	3.60	3.62	(0.07)	—	—	(0.07)
Year Ended 8/31/2019	$12.43	0.07	(0.02)	0.05	(0.04)	—	—	(0.04)
Class R
Six Months Ended 2/29/2024 (Unaudited)	$11.51	(0.01)	0.37	0.36	—	—	—	—
Year Ended 8/31/2023	$11.66	0.04	(0.19)	(0.15)	—	—	—	—
Year Ended 8/31/2022	$18.72	(0.07)	(6.75)	(6.82)	(0.15)	(0.07)	(0.02)	(0.24)
Year Ended 8/31/2021	$15.34	(0.13)	3.66	3.53	(0.15)	—	—	(0.15)
Year Ended 8/31/2020	$11.96	(0.07)	3.45	3.38	—	—	—	—
Year Ended 8/31/2019	$11.99	(0.02)	(0.01)	(0.03)	—	—	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Ratios include interfund lending expense. For the periods indicated below, if interfund lending expense had been excluded, expenses would have been lower by:

Class	2/29/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019
Class A	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Advisor Class	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class C	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional Class	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional 2 Class	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional 3 Class	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class R	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Emerging Markets Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$12.57	3.46%	1.13% (d)	1.03% (d)	0.45%	25%	$441,078
Year Ended 8/31/2023	$12.15	(0.74% )	1.10% (d)	1.05% (d)	0.91%	44%	$460,178
Year Ended 8/31/2022	$12.24	(36.41% )	1.04% (d),(f)	1.04% (d),(f)	0.13%	48%	$529,223
Year Ended 8/31/2021	$19.55	23.84%	1.03% (d)	1.03% (d)	(0.03% )	16%	$920,211
Year Ended 8/31/2020	$15.99	29.18%	1.11% (d)	1.10% (d)	0.16%	29%	$661,552
Year Ended 8/31/2019	$12.44	0.43%	1.13% (d)	1.13% (d)	0.58%	38%	$609,791
Class R
Six Months Ended 2/29/2024 (Unaudited)	$11.87	3.13%	1.78% (d)	1.68% (d),(e)	(0.18% )	25%	$4,339
Year Ended 8/31/2023	$11.51	(1.29% )	1.75% (d)	1.69% (d),(e)	0.32%	44%	$4,563
Year Ended 8/31/2022	$11.66	(36.85% )	1.69% (d),(f)	1.69% (d),(e),(f)	(0.50% )	48%	$4,921
Year Ended 8/31/2021	$18.72	23.04%	1.68% (d)	1.68% (d),(e)	(0.69% )	16%	$6,996
Year Ended 8/31/2020	$15.34	28.26%	1.80% (d)	1.79% (d),(e)	(0.54% )	29%	$5,731
Year Ended 8/31/2019	$11.96	(0.25% )	1.83% (d)	1.83% (d)	(0.16% )	38%	$7,125
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | Semiannual Report 2024
19

Notes to Financial Statements
February 29, 2024 (Unaudited)
Note 1. Organization
Columbia Emerging Markets Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to liquidate Class R shares of the Fund. Effective on March 11, 2024, Class R shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Class R shares of the Fund were liquidated. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the
20
Columbia Emerging Markets Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
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21

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
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Columbia Emerging Markets Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.70% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2024 was 1.05% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective January 1, 2024 through December 31, 2024, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.04% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class. Prior to January 1, 2024, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% of the average daily net assets attributable to that share class.
Columbia Emerging Markets Fund  | Semiannual Report 2024
23

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
For the six months ended February 29, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Advisor Class	0.15
Class C	0.15
Institutional Class	0.15
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.15
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2024, these minimum account balance fees reduced total expenses of the Fund by $1,380.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 29, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	21,649
Class C	—	1.00 (b)	32

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
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Columbia Emerging Markets Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2024
Class A	1.43%
Advisor Class	1.18
Class C	2.18
Institutional Class	1.18
Institutional 2 Class	1.07
Institutional 3 Class	1.03
Class R	1.68
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective January 1, 2024 through December 31, 2024, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.04% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Reflected in the contractual cap commitment, prior to January 1, 2024, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class of the average daily net assets attributable to that share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 29, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
813,775,000	426,454,000	(82,594,000)	343,860,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Emerging Markets Fund  | Semiannual Report 2024
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Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
The following capital loss carryforwards, determined at August 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(251,094,242)	(8,539,540)	(259,633,782)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $292,850,865 and $396,915,082, respectively, for the six months ended February 29, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 29, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	5,125,000	5.86	20
Interest expense incurred by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 29, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment
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Columbia Emerging Markets Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended February 29, 2024.
Note 9. Significant risks
Financial sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the financial services sector. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country
Columbia Emerging Markets Fund  | Semiannual Report 2024
27

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Greater China. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers in the Greater China region. The region consists of Hong Kong, The People’s Republic of China and Taiwan, among other countries, and the Fund’s investments in the region are particularly susceptible to risks in that region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s net asset value and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Export growth continues to be a major driver of China’s economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
Information technology sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including
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Columbia Emerging Markets Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At February 29, 2024, one unaffiliated shareholder of record owned 34.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 30.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Variable interest entity risk
Many Chinese companies to which the Fund seeks investment exposure use a structure known as a variable interest entity (a VIE) to address Chinese restrictions on direct foreign investment in Chinese companies operating in certain sectors. The Fund’s investment exposure to VIEs may pose additional risks because the Fund’s investment is in a holding company domiciled outside of China (a Holding Company) whose interests in the business of the underlying Chinese operating company (the VIE) are established through contracts rather than equity ownership. The VIE structure is a longstanding practice in China that, until recently, was not acknowledged by the Chinese government, creating uncertainty over the possibility that the Chinese government might cease to tolerate VIE structures at any time or impose new restrictions on the structure. In such a scenario, the Chinese operating company could be subject to penalties, including revocation of its business and operating license, or the Holding Company could forfeit its interest in the business of the Chinese operating company. Further, in case of a dispute, the remedies and rights of the Fund may be limited, and such legal uncertainty may be exploited against the interests of the Fund. Control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the contractual arrangements, is subject to legal proceedings, or if any physical instruments or property of the VIE, such as seals, business registration certificates, financial data and licensing arrangements (sometimes referred to as “chops”), are used without authorization. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. In addition to the risk of government intervention, investments through a VIE structure are subject to the risks that the China-based company (or its officers, directors, or Chinese equity owners) may breach the contractual arrangements, that Chinese law changes in a way that adversely affects the enforceability of the arrangements and that the contracts are otherwise not enforceable under Chinese law, in which case a Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. Further, the Fund is not a VIE owner/shareholder and cannot exert influence through proxy voting or other means. Foreign companies listed on stock exchanges in the United States, including companies using the VIE structure, could also face delisting or other ramifications for failure to meet the expectations and/or requirements of U.S. regulators. Recently, however, China has proposed the adoption of rules which would affirm that VIEs are legally permissible, though there remains significant uncertainty over how these rules will operate. Any of these risks could reduce the liquidity and value of the Fund’s investments in Holding Companies or render them valueless.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Columbia Emerging Markets Fund  | Semiannual Report 2024
29

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
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Columbia Emerging Markets Fund  | Semiannual Report 2024

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Columbia Emerging Markets Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR142_08_P01_(04/24)

Columbia Greater China Fund
Semiannual Report
February 29, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Columbia Greater China Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Greater China Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.

Portfolio management
Dara White, CFA
Co-Portfolio Manager
Managed Fund since 2019
Derek Lin, CFA
Co-Portfolio Manager
Managed Fund since 2020
Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended February 29, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/16/97	-13.47	-22.28	-7.18	0.04
	Including sales charges		-18.45	-26.75	-8.27	-0.55
Advisor Class		03/19/13	-13.39	-22.10	-6.94	0.29
Class C	Excluding sales charges	05/16/97	-13.81	-22.87	-7.87	-0.71
	Including sales charges		-14.67	-23.64	-7.87	-0.71
Institutional Class		05/16/97	-13.38	-22.09	-6.96	0.28
Institutional 2 Class		11/08/12	-13.36	-22.04	-6.87	0.39
Institutional 3 Class*		03/01/17	-13.33	-21.99	-6.83	0.30
MSCI China Index (Net)			-9.75	-14.12	-6.06	0.97
Hang Seng Index			-10.03	-16.33	-10.38	-3.27
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI China Index (Net) is designed to broadly and fairly represent the full diversity of business activities in China. This index aims to capture 85% of the free float adjusted market capitalization in each industry group.
The Hang Seng Index tracks the performance of approximately 70% of the total market capitalization of the stock exchange of Hong Kong.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI China Index (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Greater China Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Equity sector breakdown (%) (at February 29, 2024)
Communication Services	23.0
Consumer Discretionary	36.0
Consumer Staples	10.2
Energy	2.1
Financials	12.3
Health Care	3.4
Industrials	6.9
Information Technology	2.1
Materials	0.9
Real Estate	3.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Country breakdown (%) (at February 29, 2024)
China	91.2
Hong Kong	6.8
Jersey	0.3
United States(a)	1.7
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4
Columbia Greater China Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2023 — February 29, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	865.30	1,017.50	6.86	7.42	1.48
Advisor Class	1,000.00	1,000.00	866.10	1,018.75	5.71	6.17	1.23
Class C	1,000.00	1,000.00	861.90	1,013.77	10.32	11.17	2.23
Institutional Class	1,000.00	1,000.00	866.20	1,018.75	5.71	6.17	1.23
Institutional 2 Class	1,000.00	1,000.00	866.40	1,019.19	5.29	5.72	1.14
Institutional 3 Class	1,000.00	1,000.00	866.70	1,019.44	5.06	5.47	1.09
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Greater China Fund  | Semiannual Report 2024
5

Portfolio of Investments
February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 22.9%
Entertainment 3.0%
HUYA, Inc. ADR(a)	54,747	191,614
NetEase, Inc.	83,500	1,813,836
Total		2,005,450
Interactive Media & Services 19.9%
Autohome, Inc., ADR	18,567	482,556
Baidu, Inc. Class A(a)	175,826	2,224,797
Kanzhun Ltd., ADR	51,385	804,175
Kuaishou Technology(a)	191,100	1,079,126
Tencent Holdings Ltd.	255,100	8,936,315
Total		13,526,969
Total Communication Services		15,532,419
Consumer Discretionary 35.8%
Automobile Components 1.8%
Fuyao Glass Industry Group Co., Ltd. Class H	250,000	1,253,107
Automobiles 2.5%
BYD Co., Ltd., Class H	68,500	1,687,160
Broadline Retail 14.7%
Alibaba Group Holding Ltd.	542,168	4,984,521
JD.com, Inc., Class A	32,002	361,171
PDD Holdings, Inc., ADR(a)	37,176	4,629,899
Total		9,975,591
Hotels, Restaurants & Leisure 10.8%
Meituan, Class B(a)	249,170	2,529,616
Sands China Ltd.(a)	570,400	1,619,562
Songcheng Performance Development Co., Ltd., Class A	684,900	1,026,199
Trip.com Group Ltd., ADR(a)	47,630	2,118,106
Total		7,293,483
Household Durables 1.8%
Gree Electric Appliances, Inc., Class A	84,930	460,456
Haier Smart Home Co., Ltd., Class H	245,600	743,834
Total		1,204,290
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 1.5%
China Tourism Group Duty Free Corp., Ltd., Class A	35,900	433,096
Topsports International Holdings Ltd.	873,000	590,776
Total		1,023,872
Textiles, Apparel & Luxury Goods 2.7%
Amer Sports, Inc.(a)	22,692	370,334
Samsonite International SA(a)	192,600	671,794
Shenzhou International Group Holdings Ltd.	97,200	797,282
Total		1,839,410
Total Consumer Discretionary		24,276,913
Consumer Staples 10.1%
Beverages 8.4%
China Resources Beer Holdings Co., Ltd.	206,000	887,645
Eastroc Beverage Group Co., Ltd., Class A	69,420	1,725,435
Kweichow Moutai Co., Ltd., Class A	11,000	2,585,198
Wuliangye Yibin Co., Ltd., Class A	27,233	536,770
Total		5,735,048
Food Products 0.8%
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	137,700	541,603
Personal Care Products 0.9%
Proya Cosmetics Co., Ltd., Class A	40,312	593,275
Total Consumer Staples		6,869,926
Energy 2.1%
Oil, Gas & Consumable Fuels 2.1%
China Petroleum & Chemical Corp., Class H	630,000	347,101
PetroChina Co., Ltd., Class H	1,362,000	1,068,233
Total		1,415,334
Total Energy		1,415,334
Financials 12.2%
Banks 8.3%
China Construction Bank Corp., Class H	3,745,340	2,322,696
China Merchants Bank Co., Ltd., Class H	449,500	1,738,226
Industrial & Commercial Bank of China Ltd., Class H	3,084,000	1,580,898
Total		5,641,820
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Greater China Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.9%
AIA Group Ltd.	253,000	2,039,480
Ping An Insurance Group Co. of China Ltd., Class H	132,500	589,250
Total		2,628,730
Total Financials		8,270,550
Health Care 3.4%
Health Care Equipment & Supplies 1.6%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	28,100	1,125,612
Health Care Providers & Services 1.0%
New Horizon Health Ltd.(a)	257,500	670,515
Health Care Technology 0.5%
Medlive Technology Co., Ltd.	359,984	342,503
Life Sciences Tools & Services 0.3%
WuXi AppTec Co., Ltd., Class H	28,678	176,786
Pharmaceuticals —%
China Animal Healthcare Ltd.(a),(b),(c)	1,050,000	0
Total Health Care		2,315,416
Industrials 6.9%
Electrical Equipment 1.3%
Contemporary Amperex Technology Co., Ltd., Class A	21,680	491,243
Sieyuan Electric Co., Ltd., Class A	46,300	367,987
Total		859,230
Ground Transportation 1.5%
Full Truck Alliance Co., Ltd., ADR(a)	154,338	1,018,631
Machinery 3.6%
Shenzhen Inovance Technology Co., Ltd., Class A	79,175	694,601
Techtronic Industries Co., Ltd.	61,500	663,476
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	322,500	1,116,125
Total		2,474,202
Professional Services 0.5%
Centre Testing International Group Co., Ltd., Class A	168,100	307,162
Total Industrials		4,659,225
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 2.0%
Software 1.6%
Beijing Kingsoft Office Software, Inc., Class A	17,022	641,506
Kingdee International Software Group Co., Ltd.(a)	450,000	483,880
Total		1,125,386
Technology Hardware, Storage & Peripherals 0.4%
Lenovo Group Ltd.	244,000	269,554
Total Information Technology		1,394,940
Materials 0.8%
Chemicals 0.5%
Arcadium Lithium PLC(a)	41,734	229,120
Skshu Paint Co., Ltd., Class A(a)	28,034	150,244
Total		379,364
Construction Materials 0.3%
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	85,500	204,791
Total Materials		584,155
Real Estate 3.1%
Real Estate Management & Development 3.1%
China Resources Land Ltd.	392,000	1,197,308
KE Holdings, Inc., ADR	65,355	888,174
Total		2,085,482
Total Real Estate		2,085,482
Total Common Stocks (Cost $58,425,273)		67,404,360

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(d),(e)	471,117	471,023
Total Money Market Funds (Cost $471,005)		471,023
Total Investments in Securities (Cost: $58,896,278)		67,875,383
Other Assets & Liabilities, Net		(26,301)
Net Assets		67,849,082
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(e)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	2,247,042	16,910,695	(18,686,663)	(51)	471,023	314	36,390	471,117
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Greater China Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	1,478,345	14,054,074	—	15,532,419
Consumer Discretionary	7,118,339	17,158,574	—	24,276,913
Consumer Staples	—	6,869,926	—	6,869,926
Energy	—	1,415,334	—	1,415,334
Financials	—	8,270,550	—	8,270,550
Health Care	—	2,315,416	0 *	2,315,416
Industrials	1,018,631	3,640,594	—	4,659,225
Information Technology	—	1,394,940	—	1,394,940
Materials	229,120	355,035	—	584,155
Real Estate	888,174	1,197,308	—	2,085,482
Total Common Stocks	10,732,609	56,671,751	0 *	67,404,360
Money Market Funds	471,023	—	—	471,023
Total Investments in Securities	11,203,632	56,671,751	0 *	67,875,383

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund  | Semiannual Report 2024
9

Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $58,425,273)	$67,404,360
Affiliated issuers (cost $471,005)	471,023
Receivable for:
Capital shares sold	28,026
Dividends	25,035
Expense reimbursement due from Investment Manager	336
Prepaid expenses	2,270
Deferred compensation of board members	87,426
Other assets	13,580
Total assets	68,032,056
Liabilities
Payable for:
Capital shares redeemed	48,891
Management services fees	1,755
Distribution and/or service fees	198
Transfer agent fees	6,961
Compensation of chief compliance officer	6
Accounting services fees	12,499
Compensation of board members	1,446
Other expenses	6,698
Deferred compensation of board members	104,520
Total liabilities	182,974
Net assets applicable to outstanding capital stock	$67,849,082
Represented by
Paid in capital	90,455,645
Total distributable earnings (loss)	(22,606,563)
Total - representing net assets applicable to outstanding capital stock	$67,849,082
Class A
Net assets	$25,798,630
Shares outstanding	905,651
Net asset value per share	$28.49
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$30.23
Advisor Class
Net assets	$390,262
Shares outstanding	12,103
Net asset value per share	$32.25
Class C
Net assets	$833,250
Shares outstanding	33,215
Net asset value per share	$25.09
Institutional Class
Net assets	$22,804,312
Shares outstanding	722,603
Net asset value per share	$31.56
Institutional 2 Class
Net assets	$1,473,121
Shares outstanding	45,392
Net asset value per share	$32.45
Institutional 3 Class
Net assets	$16,549,507
Shares outstanding	523,663
Net asset value per share	$31.60
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Greater China Fund  | Semiannual Report 2024

Statement of Operations
Six Months Ended February 29, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$296,192
Dividends — affiliated issuers	36,390
Foreign taxes withheld	(8,307)
Total income	324,275
Expenses:
Management services fees	368,695
Distribution and/or service fees
Class A	36,684
Class C	4,771
Transfer agent fees
Class A	23,856
Advisor Class	387
Class C	775
Institutional Class	20,824
Institutional 2 Class	525
Institutional 3 Class	616
Custodian fees	13,942
Printing and postage fees	9,085
Registration fees	43,587
Accounting services fees	15,454
Legal fees	7,335
Interest on interfund lending	1,236
Compensation of chief compliance officer	6
Compensation of board members	5,982
Deferred compensation of board members	2,259
Other	8,966
Total expenses	564,985
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(60,650)
Expense reduction	(360)
Total net expenses	503,975
Net investment loss	(179,700)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,228,318)
Investments — affiliated issuers	314
Foreign currency translations	(8,334)
Net realized loss	(5,236,338)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(6,233,308)
Investments — affiliated issuers	(51)
Foreign currency translations	(20)
Net change in unrealized appreciation (depreciation)	(6,233,379)
Net realized and unrealized loss	(11,469,717)
Net decrease in net assets resulting from operations	$(11,649,417)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund  | Semiannual Report 2024
11

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations
Net investment income (loss)	$(179,700)	$234,576
Net realized loss	(5,236,338)	(7,306,483)
Net change in unrealized appreciation (depreciation)	(6,233,379)	(11,920,721)
Net decrease in net assets resulting from operations	(11,649,417)	(18,992,628)
Distributions to shareholders
Net investment income and net realized gains
Class A	(152,206)	—
Advisor Class	(2,741)	—
Institutional Class	(165,442)	—
Institutional 2 Class	(11,020)	—
Institutional 3 Class	(149,233)	—
Total distributions to shareholders	(480,642)	—
Decrease in net assets from capital stock activity	(13,535,956)	(20,929,914)
Total decrease in net assets	(25,666,015)	(39,922,542)
Net assets at beginning of period	93,515,097	133,437,639
Net assets at end of period	$67,849,082	$93,515,097
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Greater China Fund  | Semiannual Report 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 29, 2024 (Unaudited)		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	20,411	612,108	90,865	3,061,050
Distributions reinvested	4,590	137,192	—	—
Shares redeemed	(142,242)	(4,225,417)	(250,852)	(8,766,424)
Net decrease	(117,241)	(3,476,117)	(159,987)	(5,705,374)
Advisor Class
Shares sold	1,037	34,812	10,351	442,474
Distributions reinvested	81	2,729	—	—
Shares redeemed	(4,550)	(153,265)	(10,125)	(420,851)
Net increase (decrease)	(3,432)	(115,724)	226	21,623
Class C
Shares sold	2,167	54,504	7,258	228,896
Shares redeemed	(7,776)	(202,692)	(18,881)	(598,063)
Net decrease	(5,609)	(148,188)	(11,623)	(369,167)
Institutional Class
Shares sold	77,088	2,747,925	690,680	25,750,689
Distributions reinvested	4,857	160,726	—	—
Shares redeemed	(105,586)	(3,512,274)	(1,469,433)	(56,409,794)
Net decrease	(23,641)	(603,623)	(778,753)	(30,659,105)
Institutional 2 Class
Shares sold	7,344	251,528	3,553	146,078
Distributions reinvested	323	11,006	—	—
Shares redeemed	(11,550)	(393,329)	(24,461)	(965,585)
Net decrease	(3,883)	(130,795)	(20,908)	(819,507)
Institutional 3 Class
Shares sold	8,511	271,421	641,077	25,774,489
Distributions reinvested	4,485	148,590	—	—
Shares redeemed	(270,487)	(9,481,520)	(229,563)	(9,172,873)
Net increase (decrease)	(257,491)	(9,061,509)	411,514	16,601,616
Total net decrease	(411,297)	(13,535,956)	(559,531)	(20,929,914)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund  | Semiannual Report 2024
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/29/2024 (Unaudited)	$33.10	(0.10)	(4.35)	(4.45)	(0.16)	—	(0.16)
Year Ended 8/31/2023	$39.01	(0.00)(e)	(5.91)	(5.91)	—	—	—
Year Ended 8/31/2022	$59.43	(0.23)	(20.19)	(20.42)	—	—	—
Year Ended 8/31/2021	$67.81	(0.51)	(4.70)	(5.21)	—	(3.17)	(3.17)
Year Ended 8/31/2020	$45.00	(0.24)	23.82	23.58	—	(0.77)	(0.77)
Year Ended 8/31/2019	$47.25	0.00 (e)	0.20 (h)	0.20	—	(2.45)	(2.45)
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$37.48	(0.07)	(4.94)	(5.01)	(0.22)	—	(0.22)
Year Ended 8/31/2023	$44.05	0.15	(6.72)	(6.57)	—	—	—
Year Ended 8/31/2022	$66.94	(0.16)	(22.73)	(22.89)	—	—	—
Year Ended 8/31/2021	$75.94	(0.46)	(5.24)	(5.70)	—	(3.30)	(3.30)
Year Ended 8/31/2020	$50.19	0.00 (e)	26.52	26.52	—	(0.77)	(0.77)
Year Ended 8/31/2019	$52.25	(0.12)	0.51 (h)	0.39	—	(2.45)	(2.45)
Class C
Six Months Ended 2/29/2024 (Unaudited)	$29.11	(0.19)	(3.83)	(4.02)	—	—	—
Year Ended 8/31/2023	$34.56	(0.25)	(5.20)	(5.45)	—	—	—
Year Ended 8/31/2022	$53.05	(0.53)	(17.96)	(18.49)	—	—	—
Year Ended 8/31/2021	$61.16	(0.87)	(4.22)	(5.09)	—	(3.02)	(3.02)
Year Ended 8/31/2020	$40.96	(0.59)	21.56	20.97	—	(0.77)	(0.77)
Year Ended 8/31/2019	$43.57	(0.41)	0.25 (h)	(0.16)	—	(2.45)	(2.45)
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$36.68	(0.07)	(4.83)	(4.90)	(0.22)	—	(0.22)
Year Ended 8/31/2023	$43.16	0.14	(6.62)	(6.48)	—	—	—
Year Ended 8/31/2022	$65.59	(0.00)(e)	(22.43)	(22.43)	—	—	—
Year Ended 8/31/2021	$74.47	(0.34)	(5.24)	(5.58)	—	(3.30)	(3.30)
Year Ended 8/31/2020	$49.23	(0.12)	26.13	26.01	—	(0.77)	(0.77)
Year Ended 8/31/2019	$51.30	0.08	0.30 (h)	0.38	—	(2.45)	(2.45)
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Greater China Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/29/2024 (Unaudited)	$28.49	(13.47% )	1.64% (c)	1.48% (c),(d)	(0.66% )	23%	$25,799
Year Ended 8/31/2023	$33.10	(15.15% )	1.61% (c),(f)	1.54% (c),(d),(f),(g)	(0.01% )	61%	$33,863
Year Ended 8/31/2022	$39.01	(34.36% )	1.50% (c),(f)	1.50% (c),(d),(f),(g)	(0.47% )	65%	$46,148
Year Ended 8/31/2021	$59.43	(8.26% )	1.44%	1.44% (d)	(0.72% )	19%	$82,311
Year Ended 8/31/2020	$67.81	53.06%	1.50% (c)	1.50% (c),(d)	(0.47% )	27%	$91,892
Year Ended 8/31/2019	$45.00	1.28%	1.53% (c)	1.53% (c)	0.00% (e)	18%	$65,762
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$32.25	(13.39% )	1.39% (c)	1.23% (c),(d)	(0.42% )	23%	$390
Year Ended 8/31/2023	$37.48	(14.91% )	1.35% (c),(f)	1.29% (c),(d),(f),(g)	0.39%	61%	$582
Year Ended 8/31/2022	$44.05	(34.19% )	1.24% (c),(f)	1.24% (c),(d),(f),(g)	(0.29% )	65%	$674
Year Ended 8/31/2021	$66.94	(8.03% )	1.19%	1.19% (d)	(0.58% )	19%	$1,775
Year Ended 8/31/2020	$75.94	53.43%	1.25% (c)	1.25% (c),(d)	0.01%	27%	$3,084
Year Ended 8/31/2019	$50.19	1.53%	1.29% (c)	1.29% (c)	(0.23% )	18%	$1,027
Class C
Six Months Ended 2/29/2024 (Unaudited)	$25.09	(13.81% )	2.39% (c)	2.23% (c),(d)	(1.41% )	23%	$833
Year Ended 8/31/2023	$29.11	(15.77% )	2.36% (c),(f)	2.30% (c),(d),(f),(g)	(0.81% )	61%	$1,130
Year Ended 8/31/2022	$34.56	(34.85% )	2.25% (c),(f)	2.25% (c),(d),(f),(g)	(1.24% )	65%	$1,743
Year Ended 8/31/2021	$53.05	(8.95% )	2.19%	2.19% (d)	(1.38% )	19%	$3,667
Year Ended 8/31/2020	$61.16	51.91%	2.25% (c)	2.25% (c),(d)	(1.28% )	27%	$2,517
Year Ended 8/31/2019	$40.96	0.53%	2.28% (c)	2.28% (c)	(1.02% )	18%	$2,554
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$31.56	(13.38% )	1.39% (c)	1.23% (c),(d)	(0.41% )	23%	$22,804
Year Ended 8/31/2023	$36.68	(15.01% )	1.36% (c),(f)	1.29% (c),(d),(f),(g)	0.36%	61%	$27,373
Year Ended 8/31/2022	$43.16	(34.20% )	1.25% (c),(f)	1.25% (c),(d),(f),(g)	(0.00% )(e)	65%	$65,817
Year Ended 8/31/2021	$65.59	(8.03% )	1.20%	1.20% (d)	(0.44% )	19%	$72,247
Year Ended 8/31/2020	$74.47	53.44%	1.25% (c)	1.25% (c),(d)	(0.22% )	27%	$31,844
Year Ended 8/31/2019	$49.23	1.54%	1.28% (c)	1.28% (c)	0.17%	18%	$31,244
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund  | Semiannual Report 2024
15

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$37.72	(0.05)	(4.98)	(5.03)	(0.24)	—	(0.24)
Year Ended 8/31/2023	$44.30	0.09	(6.67)	(6.58)	—	—	—
Year Ended 8/31/2022	$67.26	(0.11)	(22.85)	(22.96)	—	—	—
Year Ended 8/31/2021	$76.28	(0.19)	(5.49)	(5.68)	—	(3.34)	(3.34)
Year Ended 8/31/2020	$50.38	(0.10)	26.77	26.67	—	(0.77)	(0.77)
Year Ended 8/31/2019	$52.38	0.16	0.29 (h)	0.45	—	(2.45)	(2.45)
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$36.75	(0.03)	(4.86)	(4.89)	(0.26)	—	(0.26)
Year Ended 8/31/2023	$43.14	0.22	(6.61)	(6.39)	—	—	—
Year Ended 8/31/2022	$65.46	(0.15)	(22.17)	(22.32)	—	—	—
Year Ended 8/31/2021	$74.32	(0.17)	(5.32)	(5.49)	—	(3.37)	(3.37)
Year Ended 8/31/2020	$49.08	(0.02)	26.03	26.01	—	(0.77)	(0.77)
Year Ended 8/31/2019	$51.08	0.20	0.25 (h)	0.45	—	(2.45)	(2.45)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
(f)	Ratios include line of credit interest expense. For the periods indicated below, if line of credit interest expense had been excluded, expenses would have been lower by:

Class	2/29/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019
Class A	—%	0.01%	less than 0.01%	—%	—%	—%
Advisor Class	—%	0.01%	less than 0.01%	—%	—%	—%
Class C	—%	0.01%	less than 0.01%	—%	—%	—%
Institutional Class	—%	0.01%	less than 0.01%	—%	—%	—%
Institutional 2 Class	—%	0.01%	less than 0.01%	—%	—%	—%
Institutional 3 Class	—%	less than 0.01%	less than 0.01%	—%	—%	—%

(g)
Ratios include the impact of voluntary waivers paid by the Investment Manager. If the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by less than 0.01%.

(h)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Greater China Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$32.45	(13.36% )	1.30% (c)	1.14% (c)	(0.32% )	23%	$1,473
Year Ended 8/31/2023	$37.72	(14.85% )	1.27% (c),(f)	1.21% (c),(f)	0.23%	61%	$1,859
Year Ended 8/31/2022	$44.30	(34.14% )	1.16% (c),(f)	1.16% (c),(f)	(0.20% )	65%	$3,109
Year Ended 8/31/2021	$67.26	(7.97% )	1.14%	1.14%	(0.24% )	19%	$7,362
Year Ended 8/31/2020	$76.28	53.53%	1.17% (c)	1.17% (c)	(0.17% )	27%	$2,842
Year Ended 8/31/2019	$50.38	1.65%	1.20% (c)	1.20% (c)	0.32%	18%	$3,001
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$31.60	(13.33% )	1.23% (c)	1.09% (c)	(0.21% )	23%	$16,550
Year Ended 8/31/2023	$36.75	(14.81% )	1.20% (c),(f)	1.13% (c),(f)	0.54%	61%	$28,709
Year Ended 8/31/2022	$43.14	(34.10% )	1.11% (c),(f)	1.11% (c),(f)	(0.27% )	65%	$15,946
Year Ended 8/31/2021	$65.46	(7.93% )	1.08%	1.08%	(0.22% )	19%	$43,992
Year Ended 8/31/2020	$74.32	53.60%	1.12% (c)	1.12% (c)	(0.04% )	27%	$31,974
Year Ended 8/31/2019	$49.08	1.69%	1.14% (c)	1.14% (c)	0.42%	18%	$5,391
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund  | Semiannual Report 2024
17

Notes to Financial Statements
February 29, 2024 (Unaudited)
Note 1. Organization
Columbia Greater China Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to accelerate the conversion of Class C shares into Class A shares of the Fund and a proposal to liquidate Institutional 2 Class shares of the Fund. Effective on February 12, 2024, Class C shares of the Fund were closed to new and existing investors and effective on April 15, 2024, shares held by Class C shareholders were converted into Class A shares in a tax-free transaction. Effective on March 11, 2024, Institutional 2 Class shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Institutional 2 Class shares of the Fund were liquidated. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
18
Columbia Greater China Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Greater China Fund  | Semiannual Report 2024
19

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
20
Columbia Greater China Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.95% to 0.72% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2024 was 0.95% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Greater China Fund  | Semiannual Report 2024
21

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
For the six months ended February 29, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.16
Advisor Class	0.16
Class C	0.16
Institutional Class	0.16
Institutional 2 Class	0.07
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2024, these minimum account balance fees reduced total expenses of the Fund by $360.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 29, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	4,014
Class C	—	1.00 (b)	94

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
22
Columbia Greater China Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2024 through December 31, 2024	Prior to January 1, 2024
Class A	1.48%	1.48%
Advisor Class	1.23	1.23
Class C	2.23	2.23
Institutional Class	1.23	1.23
Institutional 2 Class	1.14	1.14
Institutional 3 Class	1.08	1.09
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 29, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
58,896,000	16,014,000	(7,035,000)	8,979,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(24,050,867)	—	(24,050,867)
Columbia Greater China Fund  | Semiannual Report 2024
23

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $17,895,677 and $30,320,797, respectively, for the six months ended February 29, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 29, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,900,000	5.86	4
Interest income earned and interest expense incurred by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 29, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed.
24
Columbia Greater China Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended February 29, 2024.
Note 9. Significant risks
Communication services sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the communication services sector. Companies in the communication services sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many communication services sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Consumer discretionary sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the consumer discretionary sector. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economies, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Columbia Greater China Fund  | Semiannual Report 2024
25

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Greater China. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers in the Greater China region. The region consists of Hong Kong, The People’s Republic of China and Taiwan, among other countries, and the Fund’s investments in the region are particularly susceptible to risks in that region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s net asset value and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Export growth continues to be a major driver of China’s economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
26
Columbia Greater China Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At February 29, 2024, one unaffiliated shareholder of record owned 47.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Variable interest entity risk
Many Chinese companies to which the Fund seeks investment exposure use a structure known as a variable interest entity (a VIE) to address Chinese restrictions on direct foreign investment in Chinese companies operating in certain sectors. The Fund’s investment exposure to VIEs may pose additional risks because the Fund’s investment is in a holding company domiciled outside of China (a Holding Company) whose interests in the business of the underlying Chinese operating company (the VIE) are established through contracts rather than equity ownership. The VIE structure is a longstanding practice in China that, until recently, was not acknowledged by the Chinese government, creating uncertainty over the possibility that the Chinese government might cease to tolerate VIE structures at any time or impose new restrictions on the structure. In such a scenario, the Chinese operating company could be subject to penalties, including revocation of its business and operating license, or the Holding Company could forfeit its interest in the business of the Chinese operating company. Further, in case of dispute, the remedies and rights of the Fund may be limited and such legal uncertainty may be exploited against the interests of the Fund. Control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the contractual arrangements, is subject to legal proceedings, or if any physical instruments or property of the VIE, such as seals, business registration certificates, financial data and licensing arrangements (sometimes referred to as “chops”), are used without authorization. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. In addition to the risk of government intervention, investments through a VIE structure are subject to the risks that the China-based company (or its officers, directors, or Chinese equity owners) may breach the contractual arrangements, that Chinese law changes in a way that adversely affects the enforceability of the arrangements and that the contracts are otherwise not enforceable under Chinese law, in which case a Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. Further, the Fund is not a VIE owner/shareholder and cannot exert influence through proxy voting or other means. Foreign companies listed on stock exchanges in the United States, including companies using the VIE structure, could also face delisting or other ramifications for failure to meet the expectations and/or requirements of U.S. regulators. Recently, however, China has proposed the adoption of rules which would affirm that VIEs are legally permissible, though there remains significant uncertainty over how these rules will operate. The Fund invests significantly in Holding Companies (and similar structures) in connection with its 80% investment policy and any of these risks could reduce the liquidity and value of the Fund’s investments in Holding Companies or render them valueless.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not
Columbia Greater China Fund  | Semiannual Report 2024
27

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
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Columbia Greater China Fund  | Semiannual Report 2024

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Columbia Greater China Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR158_08_P01_(04/24)

Columbia Select Mid Cap Growth Fund
Semiannual Report
February 29, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Columbia Select Mid Cap Growth Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Select Mid Cap Growth Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.

Portfolio management
Daniel Cole, CFA
Co-Portfolio Manager
Managed Fund since 2021
Wayne Collette, CFA
Co-Portfolio Manager
Managed Fund since 2023
Dana Kelley, CFA
Co-Portfolio Manager
Managed Fund since 2023
Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended February 29, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	15.69	26.41	11.27	9.57
	Including sales charges		9.06	19.13	9.95	8.93
Advisor Class		11/08/12	15.81	26.73	11.54	9.85
Class C	Excluding sales charges	10/13/03	15.26	25.45	10.44	8.75
	Including sales charges		14.26	24.45	10.44	8.75
Institutional Class		11/20/85	15.81	26.74	11.54	9.85
Institutional 2 Class		03/07/11	15.83	26.79	11.60	9.93
Institutional 3 Class		07/15/09	15.91	26.91	11.66	10.00
Class R		01/23/06	15.56	26.09	10.98	9.30
Russell Midcap Growth Index			16.53	25.03	11.59	10.88
Russell Midcap Index			11.53	15.46	10.35	9.45
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility.  Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.
The Russell Midcap Index, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization or the Russell 1000 Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Portfolio breakdown (%) (at February 29, 2024)
Common Stocks	98.7
Money Market Funds	1.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Equity sector breakdown (%) (at February 29, 2024)
Communication Services	9.8
Consumer Discretionary	18.1
Consumer Staples	4.7
Energy	4.0
Financials	7.0
Health Care	20.5
Industrials	15.3
Information Technology	19.1
Real Estate	1.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
4
Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2023 — February 29, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,156.90	1,019.14	6.17	5.77	1.15
Advisor Class	1,000.00	1,000.00	1,158.10	1,020.39	4.83	4.52	0.90
Class C	1,000.00	1,000.00	1,152.60	1,015.42	10.17	9.52	1.90
Institutional Class	1,000.00	1,000.00	1,158.10	1,020.39	4.83	4.52	0.90
Institutional 2 Class	1,000.00	1,000.00	1,158.30	1,020.74	4.45	4.17	0.83
Institutional 3 Class	1,000.00	1,000.00	1,159.10	1,020.93	4.24	3.97	0.79
Class R	1,000.00	1,000.00	1,155.60	1,017.90	7.50	7.02	1.40
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024
5

Portfolio of Investments
February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 9.7%
Entertainment 5.2%
Roblox Corp., Class A(a)	352,977	14,083,782
Spotify Technology SA(a)	109,600	28,102,536
Take-Two Interactive Software, Inc.(a)	225,978	33,202,948
Warner Music Group Corp., Class A	227,612	7,950,487
Total		83,339,753
Interactive Media & Services 2.1%
Pinterest, Inc., Class A(a)	913,969	33,542,662
Media 2.4%
Trade Desk, Inc. (The), Class A(a)	463,238	39,574,423
Total Communication Services		156,456,838
Consumer Discretionary 17.9%
Hotels, Restaurants & Leisure 11.2%
Cava Group, Inc.(a)	235,920	13,780,087
Churchill Downs, Inc.	200,555	24,441,638
Domino’s Pizza, Inc.	91,305	40,936,597
DoorDash, Inc., Class A(a)	182,341	22,714,218
DraftKings, Inc., Class A(a)	409,404	17,735,381
Flutter Entertainment PLC(a)	44,325	9,656,644
Hilton Worldwide Holdings, Inc.	108,765	22,222,865
Royal Caribbean Cruises Ltd.(a)	73,251	9,035,511
Wynn Resorts Ltd.	195,578	20,574,806
Total		181,097,747
Specialty Retail 6.7%
Floor & Decor Holdings, Inc., Class A(a)	264,555	32,042,902
Ross Stores, Inc.	223,870	33,347,675
Tractor Supply Co.	37,739	9,597,782
Ulta Beauty, Inc.(a)	59,558	32,671,137
Total		107,659,496
Total Consumer Discretionary		288,757,243
Consumer Staples 4.7%
Beverages 0.9%
Celsius Holdings, Inc.(a)	185,601	15,148,754
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 2.9%
Casey’s General Stores, Inc.	53,720	16,357,203
Dollar Tree, Inc.(a)	205,019	30,072,187
Total		46,429,390
Household Products 0.9%
Clorox Co. (The)	94,281	14,454,220
Total Consumer Staples		76,032,364
Energy 3.9%
Oil, Gas & Consumable Fuels 3.9%
Cameco Corp.	517,450	20,972,249
Diamondback Energy, Inc.	49,713	9,073,617
Range Resources Corp.	358,658	11,340,766
Targa Resources Corp.	225,377	22,141,036
Total		63,527,668
Total Energy		63,527,668
Financials 6.9%
Capital Markets 2.5%
Blue Owl Capital, Inc.	540,057	9,699,424
KKR & Co., Inc., Class A	170,446	16,748,024
MSCI, Inc.	25,411	14,254,808
Total		40,702,256
Financial Services 2.8%
Apollo Global Management, Inc.	407,732	45,584,438
Insurance 1.6%
Kinsale Capital Group, Inc.	48,543	25,056,926
Total Financials		111,343,620
Health Care 20.3%
Biotechnology 1.0%
Natera, Inc.(a)	194,326	16,807,256
Health Care Equipment & Supplies 6.5%
Align Technology, Inc.(a)	95,108	28,762,561
DexCom, Inc.(a)	324,380	37,326,407
IDEXX Laboratories, Inc.(a)	59,281	34,100,210
Shockwave Medical, Inc.(a)	16,773	4,375,572
Total		104,564,750
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.6%
Cencora, Inc.	179,824	42,366,534
Health Care Technology 2.3%
Veeva Systems Inc., Class A(a)	160,973	36,301,021
Life Sciences Tools & Services 7.9%
Agilent Technologies, Inc.	172,622	23,711,358
Bio-Techne Corp.	424,705	31,245,547
Bruker Corp.	92,704	8,022,604
Charles River Laboratories International, Inc.(a)	110,122	27,991,911
West Pharmaceutical Services, Inc.	101,096	36,228,763
Total		127,200,183
Total Health Care		327,239,744
Industrials 15.1%
Aerospace & Defense 5.0%
HEICO Corp.	108,046	20,896,096
Howmet Aerospace, Inc.	419,890	27,943,680
TransDigm Group, Inc.	26,358	31,042,871
Total		79,882,647
Building Products 1.3%
Builders FirstSource, Inc.(a)	108,222	21,122,770
Commercial Services & Supplies 1.8%
RB Global, Inc.	135,307	10,271,154
Rollins, Inc.	439,222	19,356,514
Total		29,627,668
Electrical Equipment 1.7%
AMETEK, Inc.	150,193	27,061,775
Ground Transportation 4.1%
Saia, Inc.(a)	34,292	19,731,616
XPO, Inc.(a)	387,656	46,642,770
Total		66,374,386
Trading Companies & Distributors 1.2%
Ferguson PLC	93,936	19,862,767
Total Industrials		243,932,013
Information Technology 18.9%
Communications Equipment 1.8%
Arista Networks, Inc.(a)	103,134	28,623,810
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.5%
Vontier Corp.	170,103	7,314,429
IT Services 5.0%
MongoDB, Inc.(a)	115,093	51,513,325
Snowflake, Inc., Class A(a)	154,345	29,060,076
Total		80,573,401
Semiconductors & Semiconductor Equipment 2.6%
Lattice Semiconductor Corp.(a)	157,816	12,090,284
Microchip Technology, Inc.	209,485	17,626,068
Rambus, Inc.(a)	218,105	12,920,540
Total		42,636,892
Software 9.0%
Crowdstrike Holdings, Inc., Class A(a)	120,784	39,152,133
Datadog, Inc., Class A(a)	202,419	26,610,002
Fair Isaac Corp.(a)	12,124	15,396,389
Gitlab, Inc., Class A(a)	199,732	14,404,672
HubSpot, Inc.(a)	80,423	49,766,557
Total		145,329,753
Total Information Technology		304,478,285
Real Estate 1.5%
Real Estate Management & Development 1.5%
CoStar Group, Inc.(a)	271,843	23,658,496
Total Real Estate		23,658,496
Total Common Stocks (Cost $1,277,787,014)		1,595,426,271

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(b),(c)	20,394,210	20,390,131
Total Money Market Funds (Cost $20,387,924)		20,390,131
Total Investments in Securities (Cost: $1,298,174,938)		1,615,816,402
Other Assets & Liabilities, Net		(3,627,973)
Net Assets		1,612,188,429
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	52,937,961	371,244,033	(403,786,985)	(4,878)	20,390,131	(111)	1,020,777	20,394,210
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	156,456,838	—	—	156,456,838
Consumer Discretionary	288,757,243	—	—	288,757,243
Consumer Staples	76,032,364	—	—	76,032,364
Energy	63,527,668	—	—	63,527,668
Financials	111,343,620	—	—	111,343,620
Health Care	327,239,744	—	—	327,239,744
Industrials	243,932,013	—	—	243,932,013
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Information Technology	304,478,285	—	—	304,478,285
Real Estate	23,658,496	—	—	23,658,496
Total Common Stocks	1,595,426,271	—	—	1,595,426,271
Money Market Funds	20,390,131	—	—	20,390,131
Total Investments in Securities	1,615,816,402	—	—	1,615,816,402
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024
9

Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,277,787,014)	$1,595,426,271
Affiliated issuers (cost $20,387,924)	20,390,131
Receivable for:
Investments sold	28,707,884
Capital shares sold	268,128
Dividends	524,078
Expense reimbursement due from Investment Manager	1,144
Prepaid expenses	12,603
Deferred compensation of board members	275,477
Other assets	22,980
Total assets	1,645,628,696
Liabilities
Payable for:
Investments purchased	31,471,442
Capital shares redeemed	1,419,934
Management services fees	33,503
Distribution and/or service fees	5,619
Transfer agent fees	121,462
Compensation of chief compliance officer	136
Compensation of board members	3,403
Other expenses	33,400
Deferred compensation of board members	351,368
Total liabilities	33,440,267
Net assets applicable to outstanding capital stock	$1,612,188,429
Represented by
Paid in capital	1,253,387,388
Total distributable earnings (loss)	358,801,041
Total - representing net assets applicable to outstanding capital stock	$1,612,188,429
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024

Statement of Assets and Liabilities (continued)
February 29, 2024 (Unaudited)
Class A
Net assets	$789,764,765
Shares outstanding	33,466,924
Net asset value per share	$23.60
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$25.04
Advisor Class
Net assets	$14,611,677
Shares outstanding	510,192
Net asset value per share	$28.64
Class C
Net assets	$5,715,682
Shares outstanding	372,909
Net asset value per share	$15.33
Institutional Class
Net assets	$693,213,549
Shares outstanding	25,569,471
Net asset value per share	$27.11
Institutional 2 Class
Net assets	$21,486,600
Shares outstanding	778,711
Net asset value per share	$27.59
Institutional 3 Class
Net assets	$80,960,000
Shares outstanding	2,925,372
Net asset value per share	$27.68
Class R
Net assets	$6,436,156
Shares outstanding	299,928
Net asset value per share	$21.46
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024
11

Statement of Operations
Six Months Ended February 29, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$5,190,154
Dividends — affiliated issuers	1,020,777
Interfund lending	878
Foreign taxes withheld	(44,865)
Total income	6,166,944
Expenses:
Management services fees	5,564,055
Distribution and/or service fees
Class A	875,117
Class C	26,295
Class R	13,998
Class V	13,384
Transfer agent fees
Class A	387,746
Advisor Class	6,917
Class C	2,914
Institutional Class	341,452
Institutional 2 Class	4,500
Institutional 3 Class	2,132
Class R	3,100
Class V	5,990
Custodian fees	6,997
Printing and postage fees	37,070
Registration fees	59,661
Accounting services fees	15,454
Legal fees	16,735
Compensation of chief compliance officer	136
Compensation of board members	13,946
Deferred compensation of board members	6,319
Other	16,911
Total expenses	7,420,829
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(78,090)
Expense reduction	(3,070)
Total net expenses	7,339,669
Net investment loss	(1,172,725)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	51,461,039
Investments — affiliated issuers	(111)
Foreign currency translations	5,782
Net realized gain	51,466,710
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	169,478,679
Investments — affiliated issuers	(4,878)
Net change in unrealized appreciation (depreciation)	169,473,801
Net realized and unrealized gain	220,940,511
Net increase in net assets resulting from operations	$219,767,786
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations
Net investment loss	$(1,172,725)	$(6,679,651)
Net realized gain	51,466,710	42,912,206
Net change in unrealized appreciation (depreciation)	169,473,801	118,490,377
Net increase in net assets resulting from operations	219,767,786	154,722,932
Decrease in net assets from capital stock activity	(85,402,708)	(159,501,203)
Total increase (decrease) in net assets	134,365,078	(4,778,271)
Net assets at beginning of period	1,477,823,351	1,482,601,622
Net assets at end of period	$1,612,188,429	$1,477,823,351
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024
13

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 29, 2024 (Unaudited)		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,461,734	30,257,886	861,326	16,270,427
Shares redeemed	(2,726,679)	(56,549,737)	(5,380,692)	(99,862,583)
Net decrease	(1,264,945)	(26,291,851)	(4,519,366)	(83,592,156)
Advisor Class
Shares sold	70,575	1,788,354	164,270	3,742,859
Shares redeemed	(57,510)	(1,451,520)	(110,541)	(2,454,119)
Net increase	13,065	336,834	53,729	1,288,740
Class C
Shares sold	23,650	316,518	64,522	801,631
Shares redeemed	(63,834)	(856,455)	(156,551)	(1,906,851)
Net decrease	(40,184)	(539,937)	(92,029)	(1,105,220)
Institutional Class
Shares sold	549,809	13,428,025	1,341,578	29,343,336
Shares redeemed	(1,916,412)	(45,448,222)	(3,377,891)	(72,355,317)
Net decrease	(1,366,603)	(32,020,197)	(2,036,313)	(43,011,981)
Institutional 2 Class
Shares sold	200,993	4,690,809	347,747	7,740,356
Shares redeemed	(266,152)	(6,168,408)	(1,143,435)	(25,450,585)
Net decrease	(65,159)	(1,477,599)	(795,688)	(17,710,229)
Institutional 3 Class
Shares sold	138,101	3,463,040	553,094	12,636,963
Shares redeemed	(340,250)	(8,111,774)	(1,229,776)	(26,537,759)
Net decrease	(202,149)	(4,648,734)	(676,682)	(13,900,796)
Class R
Shares sold	36,379	676,384	57,506	1,004,159
Shares redeemed	(28,362)	(550,576)	(84,771)	(1,397,373)
Net increase (decrease)	8,017	125,808	(27,265)	(393,214)
Class V
Shares sold	2,548	49,623	5,398	96,427
Shares redeemed	(1,030,919)	(20,936,655)	(62,573)	(1,172,774)
Net decrease	(1,028,371)	(20,887,032)	(57,175)	(1,076,347)
Total net decrease	(3,946,329)	(85,402,708)	(8,150,789)	(159,501,203)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024

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Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/29/2024 (Unaudited)	$20.40	(0.03)	3.23	3.20	—	—
Year Ended 8/31/2023	$18.30	(0.11)	2.21	2.10	—	—
Year Ended 8/31/2022	$31.98	(0.18)	(7.46)	(7.64)	(6.04)	(6.04)
Year Ended 8/31/2021	$27.17	(0.24)	9.61	9.37	(4.56)	(4.56)
Year Ended 8/31/2020	$23.44	(0.14)	6.01	5.87	(2.14)	(2.14)
Year Ended 8/31/2019	$28.83	(0.07)	0.09	0.02	(5.41)	(5.41)
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$24.73	(0.01)	3.92	3.91	—	—
Year Ended 8/31/2023	$22.13	(0.08)	2.68	2.60	—	—
Year Ended 8/31/2022	$37.34	(0.15)	(8.97)	(9.12)	(6.09)	(6.09)
Year Ended 8/31/2021	$31.03	(0.19)	11.12	10.93	(4.62)	(4.62)
Year Ended 8/31/2020	$26.43	(0.09)	6.83	6.74	(2.14)	(2.14)
Year Ended 8/31/2019	$31.71	(0.02)	0.20	0.18	(5.46)	(5.46)
Class C
Six Months Ended 2/29/2024 (Unaudited)	$13.30	(0.07)	2.10	2.03	—	—
Year Ended 8/31/2023	$12.02	(0.16)	1.44	1.28	—	—
Year Ended 8/31/2022	$23.12	(0.24)	(4.97)	(5.21)	(5.89)	(5.89)
Year Ended 8/31/2021	$20.72	(0.33)	7.09	6.76	(4.36)	(4.36)
Year Ended 8/31/2020	$18.48	(0.24)	4.62	4.38	(2.14)	(2.14)
Year Ended 8/31/2019	$23.99	(0.20)	(0.04)(e)	(0.24)	(5.27)	(5.27)
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$23.41	(0.00)(f)	3.70	3.70	—	—
Year Ended 8/31/2023	$20.95	(0.07)	2.53	2.46	—	—
Year Ended 8/31/2022	$35.68	(0.15)	(8.49)	(8.64)	(6.09)	(6.09)
Year Ended 8/31/2021	$29.83	(0.18)	10.65	10.47	(4.62)	(4.62)
Year Ended 8/31/2020	$25.49	(0.08)	6.56	6.48	(2.14)	(2.14)
Year Ended 8/31/2019	$30.80	(0.01)	0.16	0.15	(5.46)	(5.46)
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$23.82	0.00 (f)	3.77	3.77	—	—
Year Ended 8/31/2023	$21.31	(0.06)	2.57	2.51	—	—
Year Ended 8/31/2022	$36.18	(0.13)	(8.64)	(8.77)	(6.10)	(6.10)
Year Ended 8/31/2021	$30.19	(0.17)	10.79	10.62	(4.63)	(4.63)
Year Ended 8/31/2020	$25.75	(0.07)	6.65	6.58	(2.14)	(2.14)
Year Ended 8/31/2019	$31.06	0.00 (f)	0.16	0.16	(5.47)	(5.47)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/29/2024 (Unaudited)	$23.60	15.69%	1.16%	1.15% (c)	(0.30% )	89%	$789,765
Year Ended 8/31/2023	$20.40	11.48%	1.16%	1.16% (c)	(0.59% )	152%	$708,522
Year Ended 8/31/2022	$18.30	(28.97% )	1.13%	1.13% (c)	(0.81% )	70%	$718,493
Year Ended 8/31/2021	$31.98	38.29%	1.11% (d)	1.11% (c),(d)	(0.83% )	82%	$1,134,636
Year Ended 8/31/2020	$27.17	26.66%	1.15%	1.15% (c)	(0.58% )	63%	$967,087
Year Ended 8/31/2019	$23.44	2.78%	1.17%	1.17%	(0.31% )	89%	$810,161
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$28.64	15.81%	0.91%	0.90% (c)	(0.05% )	89%	$14,612
Year Ended 8/31/2023	$24.73	11.75%	0.91%	0.91% (c)	(0.35% )	152%	$12,292
Year Ended 8/31/2022	$22.13	(28.79% )	0.88%	0.88% (c)	(0.56% )	70%	$9,813
Year Ended 8/31/2021	$37.34	38.65%	0.86% (d)	0.86% (c),(d)	(0.58% )	82%	$13,348
Year Ended 8/31/2020	$31.03	26.95%	0.90%	0.90% (c)	(0.33% )	63%	$8,071
Year Ended 8/31/2019	$26.43	3.08%	0.92%	0.92%	(0.06% )	89%	$17,075
Class C
Six Months Ended 2/29/2024 (Unaudited)	$15.33	15.26%	1.91%	1.90% (c)	(1.04% )	89%	$5,716
Year Ended 8/31/2023	$13.30	10.65%	1.91%	1.91% (c)	(1.34% )	152%	$5,494
Year Ended 8/31/2022	$12.02	(29.50% )	1.88%	1.88% (c)	(1.56% )	70%	$6,073
Year Ended 8/31/2021	$23.12	37.28%	1.86% (d)	1.86% (c),(d)	(1.57% )	82%	$9,886
Year Ended 8/31/2020	$20.72	25.67%	1.90%	1.90% (c)	(1.32% )	63%	$11,759
Year Ended 8/31/2019	$18.48	2.03%	1.92%	1.92%	(1.05% )	89%	$12,863
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$27.11	15.81%	0.91%	0.90% (c)	(0.04% )	89%	$693,214
Year Ended 8/31/2023	$23.41	11.74%	0.91%	0.91% (c)	(0.35% )	152%	$630,492
Year Ended 8/31/2022	$20.95	(28.78% )	0.88%	0.88% (c)	(0.56% )	70%	$607,008
Year Ended 8/31/2021	$35.68	38.67%	0.86% (d)	0.86% (c),(d)	(0.58% )	82%	$965,229
Year Ended 8/31/2020	$29.83	26.92%	0.90%	0.90% (c)	(0.33% )	63%	$748,236
Year Ended 8/31/2019	$25.49	3.07%	0.92%	0.92%	(0.05% )	89%	$652,043
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$27.59	15.83%	0.84%	0.83%	0.01%	89%	$21,487
Year Ended 8/31/2023	$23.82	11.78%	0.86%	0.86%	(0.28% )	152%	$20,097
Year Ended 8/31/2022	$21.31	(28.75% )	0.83%	0.83%	(0.51% )	70%	$34,937
Year Ended 8/31/2021	$36.18	38.73%	0.82% (d)	0.82% (d)	(0.53% )	82%	$49,076
Year Ended 8/31/2020	$30.19	27.05%	0.84%	0.84%	(0.26% )	63%	$43,423
Year Ended 8/31/2019	$25.75	3.11%	0.84%	0.84%	0.02%	89%	$46,284
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024
17

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$23.88	0.01	3.79	3.80	—	—
Year Ended 8/31/2023	$21.35	(0.05)	2.58	2.53	—	—
Year Ended 8/31/2022	$36.23	(0.12)	(8.65)	(8.77)	(6.11)	(6.11)
Year Ended 8/31/2021	$30.22	(0.16)	10.81	10.65	(4.64)	(4.64)
Year Ended 8/31/2020	$25.77	(0.06)	6.65	6.59	(2.14)	(2.14)
Year Ended 8/31/2019	$31.07	0.02	0.16	0.18	(5.48)	(5.48)
Class R
Six Months Ended 2/29/2024 (Unaudited)	$18.57	(0.05)	2.94	2.89	—	—
Year Ended 8/31/2023	$16.71	(0.14)	2.00	1.86	—	—
Year Ended 8/31/2022	$29.74	(0.23)	(6.81)	(7.04)	(5.99)	(5.99)
Year Ended 8/31/2021	$25.55	(0.29)	8.97	8.68	(4.49)	(4.49)
Year Ended 8/31/2020	$22.22	(0.18)	5.65	5.47	(2.14)	(2.14)
Year Ended 8/31/2019	$27.64	(0.12)	0.07	(0.05)	(5.37)	(5.37)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$27.68	15.91%	0.80%	0.79%	0.06%	89%	$80,960
Year Ended 8/31/2023	$23.88	11.85%	0.81%	0.81%	(0.23% )	152%	$74,691
Year Ended 8/31/2022	$21.35	(28.71% )	0.78%	0.78%	(0.46% )	70%	$81,229
Year Ended 8/31/2021	$36.23	38.80%	0.77% (d)	0.77% (d)	(0.48% )	82%	$123,615
Year Ended 8/31/2020	$30.22	27.07%	0.79%	0.79%	(0.22% )	63%	$95,842
Year Ended 8/31/2019	$25.77	3.18%	0.79%	0.79%	0.08%	89%	$86,115
Class R
Six Months Ended 2/29/2024 (Unaudited)	$21.46	15.56%	1.41%	1.40% (c)	(0.55% )	89%	$6,436
Year Ended 8/31/2023	$18.57	11.13%	1.41%	1.41% (c)	(0.84% )	152%	$5,422
Year Ended 8/31/2022	$16.71	(29.11% )	1.38%	1.38% (c)	(1.06% )	70%	$5,333
Year Ended 8/31/2021	$29.74	37.94%	1.36% (d)	1.36% (c),(d)	(1.08% )	82%	$10,376
Year Ended 8/31/2020	$25.55	26.31%	1.40%	1.40% (c)	(0.82% )	63%	$7,717
Year Ended 8/31/2019	$22.22	2.56%	1.42%	1.42%	(0.55% )	89%	$10,593
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024
19

Notes to Financial Statements
February 29, 2024 (Unaudited)
Note 1. Organization
Columbia Select Mid Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares were available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
In September 2023, the Board of Trustees of the Fund approved a proposal to combine Class V shares into Class A shares of the Fund (the Proposal). Shareholders holding Class V shares of the Fund on the record date of October 6, 2023, received a proxy to vote on the Proposal and at a meeting held on December 7, 2023, the Proposal was approved. On December 8, 2023, Class V shareholders received Class A shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their Class V shares. The combination of Class V shares into Class A shares was tax-free for federal tax purposes.
The Fund’s Board of Trustees also approved a proposal to liquidate Class R shares of the Fund. Effective on March 11, 2024, Class R shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Class R shares of the Fund were liquidated. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange
20
Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024
21

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that
22
Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2024 was 0.77% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024
23

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
For the six months ended February 29, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.11
Class V	0.03 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2024, these minimum account balance fees reduced total expenses of the Fund by $3,070.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Shareholder services fees
The Fund had adopted a shareholder services plan that permitted it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may have paid shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder services and up to 0.25% for administrative support services). These fees were limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.  As a result of Class V shares of the Fund being combined into Class A shares, December 8, 2023 was the last day the Fund paid a shareholder services fee for Class V shares.
24
Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 29, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	62,202
Class C	—	1.00 (b)	20
Class V	5.75	0.50 - 1.00(a)	—

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2024 through December 31, 2024	Prior to January 1, 2024
Class A	1.12%	1.20%
Advisor Class	0.87	0.95
Class C	1.87	1.95
Institutional Class	0.87	0.95
Institutional 2 Class	0.82	0.89
Institutional 3 Class	0.77	0.85
Class R	1.37	1.45
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024
25

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
At February 29, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,298,175,000	325,874,000	(8,233,000)	317,641,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(662,659)	—	(662,659)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2023 as arising on September 1, 2023.
Late year ordinary losses ($)	Post-October capital losses ($)
4,542,225	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,268,900,943 and $1,325,104,366, respectively, for the six months ended February 29, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
26
Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 29, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	5,400,000	5.86	1
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 29, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended February 29, 2024.
Note 9. Significant risks
Health care sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the health care sector. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024
27

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At February 29, 2024, affiliated shareholders of record owned 30.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
28
Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Select Mid Cap Growth Fund  | Semiannual Report 2024
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Columbia Select Mid Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR194_08_P01_(04/24)

Columbia Small Cap Growth Fund
Semiannual Report
February 29, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Columbia Small Cap Growth Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Small Cap Growth Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.

Portfolio management
Daniel Cole, CFA
Co-Portfolio Manager
Managed Fund since 2015
Wayne Collette, CFA
Co-Portfolio Manager
Managed Fund since 2006
Dana Kelley, CFA
Co-Portfolio Manager
Managed Fund since 2022
Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended February 29, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/05	10.62	26.59	10.42	10.29
	Including sales charges		4.27	19.34	9.12	9.64
Advisor Class		11/08/12	10.78	26.91	10.69	10.57
Class C	Excluding sales charges	11/01/05	10.25	25.65	9.59	9.47
	Including sales charges		9.25	24.65	9.59	9.47
Institutional Class		10/01/96	10.79	26.95	10.69	10.57
Institutional 2 Class		02/28/13	10.89	27.10	10.80	10.73
Institutional 3 Class		07/15/09	10.87	27.20	10.86	10.75
Class R		09/27/10	10.52	26.36	10.15	10.02
Russell 2000 Growth Index			10.21	14.18	6.50	7.33
Russell 2000 Index			8.97	10.05	6.89	7.13
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market capitalization and current index membership.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Small Cap Growth Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Portfolio breakdown (%) (at February 29, 2024)
Common Stocks	98.9
Money Market Funds	1.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Equity sector breakdown (%) (at February 29, 2024)
Communication Services	1.1
Consumer Discretionary	17.0
Consumer Staples	3.4
Energy	4.6
Financials	3.0
Health Care	22.8
Industrials	24.2
Information Technology	19.4
Materials	4.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
4
Columbia Small Cap Growth Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2023 — February 29, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,106.20	1,018.60	6.60	6.32	1.26
Advisor Class	1,000.00	1,000.00	1,107.80	1,019.84	5.29	5.07	1.01
Class C	1,000.00	1,000.00	1,102.50	1,014.87	10.51	10.07	2.01
Institutional Class	1,000.00	1,000.00	1,107.90	1,019.84	5.29	5.07	1.01
Institutional 2 Class	1,000.00	1,000.00	1,108.90	1,020.39	4.72	4.52	0.90
Institutional 3 Class	1,000.00	1,000.00	1,108.70	1,020.64	4.46	4.27	0.85
Class R	1,000.00	1,000.00	1,105.20	1,017.35	7.90	7.57	1.51
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Small Cap Growth Fund  | Semiannual Report 2024
5

Portfolio of Investments
February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 1.1%
Entertainment 1.1%
Atlanta Braves Holdings, Inc., Class C(a)	539,880	21,120,106
Total Communication Services		21,120,106
Consumer Discretionary 16.9%
Broadline Retail 1.6%
Global-e Online Ltd.(a)	364,583	12,348,426
Ollie’s Bargain Outlet Holdings, Inc.(a)	220,840	17,704,743
Total		30,053,169
Hotels, Restaurants & Leisure 10.4%
Cava Group, Inc.(a)	696,318	40,671,934
Churchill Downs, Inc.	245,174	29,879,355
Dave & Buster’s Entertainment, Inc.(a)	650,466	40,159,771
Dutch Bros, Inc., Class A(a)	777,527	22,649,362
Kura Sushi USA, Inc., Class A(a)	346,763	32,952,888
Texas Roadhouse, Inc.	214,844	32,091,248
Total		198,404,558
Household Durables 0.9%
Installed Building Products, Inc.	73,600	17,585,248
Specialty Retail 4.0%
Boot Barn Holdings, Inc.(a)	88,233	8,161,553
Floor & Decor Holdings, Inc., Class A(a)	326,901	39,594,249
Valvoline, Inc.(a)	696,389	29,694,027
Total		77,449,829
Total Consumer Discretionary		323,492,804
Consumer Staples 3.4%
Beverages 1.6%
Celsius Holdings, Inc.(a)	378,017	30,853,748
Consumer Staples Distribution & Retail 1.8%
Casey’s General Stores, Inc.	45,569	13,875,305
Sprouts Farmers Market, Inc.(a)	313,039	19,546,155
Total		33,421,460
Total Consumer Staples		64,275,208
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.6%
Energy Equipment & Services 1.6%
ChampionX Corp.	601,869	18,694,051
Tidewater, Inc.(a)	173,334	12,138,580
Total		30,832,631
Oil, Gas & Consumable Fuels 3.0%
Antero Resources Corp.(a)	789,666	20,294,416
Northern Oil & Gas, Inc.	449,235	16,051,167
Permian Resources Corp.	975,492	15,178,655
Uranium Energy Corp.(a)	985,718	6,387,453
Total		57,911,691
Total Energy		88,744,322
Financials 3.0%
Financial Services 1.2%
Flywire Corp.(a)	789,237	22,406,438
Insurance 1.8%
Oscar Health, Inc., Class A(a)	314,696	5,116,957
RLI Corp.	95,115	13,929,592
Skyward Specialty Insurance Group, Inc.(a)	418,826	15,324,843
Total		34,371,392
Total Financials		56,777,830
Health Care 22.6%
Biotechnology 5.4%
Beam Therapeutics, Inc.(a)	179,894	7,104,014
Immunome, Inc.(a)	201,455	4,875,211
Natera, Inc.(a)	774,110	66,952,774
Revolution Medicines, Inc.(a)	218,525	6,442,117
Scholar Rock Holding Corp.(a)	299,077	4,635,693
SpringWorks Therapeutics, Inc.(a)	89,600	4,413,696
Syndax Pharmaceuticals, Inc.(a)	400,420	9,385,845
Total		103,809,350
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Small Cap Growth Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 4.4%
Glaukos Corp.(a)	264,345	23,418,324
ICU Medical, Inc.(a)	222,394	24,292,097
Inspire Medical Systems, Inc.(a)	52,288	9,361,643
LivaNova PLC(a)	330,815	18,131,970
Shockwave Medical, Inc.(a)	35,113	9,159,928
Total		84,363,962
Health Care Providers & Services 4.1%
Addus HomeCare Corp.(a)	151,212	13,953,843
Chemed Corp.	60,276	37,740,612
R1 RCM, Inc.(a)	831,999	11,689,586
Universal Health Services, Inc., Class B	87,894	14,683,572
Total		78,067,613
Health Care Technology 0.7%
GoodRx Holdings, Inc., Class A(a)	1,849,058	14,404,162
Life Sciences Tools & Services 6.9%
10X Genomics, Inc., Class A(a)	487,928	22,756,962
Adaptive Biotechnologies Corp.(a)	621,882	2,555,935
Bio-Techne Corp.	644,765	47,435,361
Bruker Corp.	110,817	9,590,103
Caris Life Sciences, Inc.(a),(b),(c),(d)	2,777,778	6,916,667
DNA Script(a),(b),(c),(d)	11,675	2,399,882
MaxCyte, Inc.(a)	898,111	4,131,311
Repligen Corp.(a)	189,420	36,745,586
Total		132,531,807
Pharmaceuticals 1.1%
EyePoint Pharmaceuticals, Inc.(a)	441,993	12,026,629
Intra-Cellular Therapies, Inc.(a)	126,861	8,819,377
Total		20,846,006
Total Health Care		434,022,900
Industrials 24.0%
Aerospace & Defense 2.7%
BWX Technologies, Inc.	359,946	36,293,355
Kratos Defense & Security Solutions, Inc.(a)	890,376	16,240,458
Total		52,533,813
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.5%
AAON, Inc.	379,400	31,862,012
AZEK Co., Inc. (The)(a)	100,942	4,856,320
Trex Company, Inc.(a)	123,034	11,289,600
Total		48,007,932
Commercial Services & Supplies 2.2%
ACV Auctions, Inc., Class A(a)	581,261	10,317,383
Casella Waste Systems, Inc., Class A(a)	353,933	31,889,363
Total		42,206,746
Electrical Equipment 1.7%
Atkore, Inc.	111,389	18,869,297
nVent Electric PLC	213,710	14,386,957
Total		33,256,254
Ground Transportation 4.9%
RXO, Inc.(a)	539,771	11,615,872
Saia, Inc.(a)	40,512	23,310,605
XPO, Inc.(a)	495,573	59,627,343
Total		94,553,820
Professional Services 2.2%
Exponent, Inc.	194,971	15,771,204
MAXIMUS, Inc.	305,399	25,549,681
Total		41,320,885
Trading Companies & Distributors 7.8%
Core & Main, Inc., Class A(a)	1,193,582	56,969,669
FTAI Aviation Ltd.	774,527	43,598,125
SiteOne Landscape Supply, Inc.(a)	264,437	44,552,345
Xometry, Inc., Class A(a)	169,091	3,307,420
Total		148,427,559
Total Industrials		460,307,009
Information Technology 19.3%
Communications Equipment 0.8%
Harmonic, Inc.(a)	1,142,574	15,001,997
Electronic Equipment, Instruments & Components 1.0%
908 Devices, Inc.(a)	1,493,846	10,979,768
Vontier Corp.	199,424	8,575,232
Total		19,555,000
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.7%
Couchbase, Inc.(a)	497,368	13,966,094
Semiconductors & Semiconductor Equipment 5.6%
Aehr Test Systems(a)	698,017	11,356,737
Axcelis Technologies, Inc.(a)	103,946	11,711,596
Impinj, Inc.(a)	128,863	14,074,417
Lattice Semiconductor Corp.(a)	121,984	9,345,194
Onto Innovation, Inc.(a)	160,998	29,649,392
Rambus, Inc.(a)	426,471	25,264,142
SiTime Corp.(a)	57,731	5,340,117
Total		106,741,595
Software 10.4%
BILL Holdings, Inc.(a)	143,281	9,073,986
Freshworks, Inc., Class A(a)	457,409	9,349,440
Gitlab, Inc., Class A(a)	237,278	17,112,489
Marathon Digital Holdings, Inc.(a)	1,051,420	27,231,778
Procore Technologies, Inc.(a)	420,133	32,782,978
SentinelOne, Inc., Class A(a)	187,638	5,285,762
Sprout Social, Inc., Class A(a)	147,138	9,096,071
SPS Commerce, Inc.(a)	72,840	13,487,054
Tenable Holdings, Inc.(a)	507,894	24,460,175
Varonis Systems, Inc.(a)	537,536	27,306,829
Workiva, Inc., Class A(a)	290,871	25,049,811
Total		200,236,373
Technology Hardware, Storage & Peripherals 0.8%
Super Micro Computer, Inc.(a)	16,477	14,271,059
Total Information Technology		369,772,118
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 4.4%
Chemicals 2.4%
Aspen Aerogels, Inc.(a)	866,290	14,882,862
Balchem Corp.	196,704	30,919,902
Total		45,802,764
Construction Materials 0.9%
Knife River Corp.(a)	235,205	17,426,338
Metals & Mining 1.1%
Osisko Gold Royalties Ltd.	936,474	13,663,156
Triple Flag Precious Metals Corp.	664,590	8,347,250
Total		22,010,406
Total Materials		85,239,508
Total Common Stocks (Cost $1,548,439,766)		1,903,751,805

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(e),(f)	20,839,465	20,835,297
Total Money Market Funds (Cost $20,832,998)		20,835,297
Total Investments in Securities (Cost: $1,569,272,764)		1,924,587,102
Other Assets & Liabilities, Net		(7,356,012)
Net Assets		1,917,231,090
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Small Cap Growth Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2024, the total value of these securities amounted to $9,316,549, which represents 0.49% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At February 29, 2024, the total market value of these securities amounted to $9,316,549, which represents 0.49% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Caris Life Sciences, Inc.	05/11/2021	2,777,778	22,520,810	6,916,667
DNA Script	10/01/2021	11,675	10,180,302	2,399,882
			32,701,112	9,316,549

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	100,321,662	570,689,284	(650,160,425)	(15,224)	20,835,297	18,698	1,405,186	20,839,465
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | Semiannual Report 2024
9

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Fair value measurements   (continued)
in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	21,120,106	—	—	21,120,106
Consumer Discretionary	323,492,804	—	—	323,492,804
Consumer Staples	64,275,208	—	—	64,275,208
Energy	88,744,322	—	—	88,744,322
Financials	56,777,830	—	—	56,777,830
Health Care	424,706,351	—	9,316,549	434,022,900
Industrials	460,307,009	—	—	460,307,009
Information Technology	369,772,118	—	—	369,772,118
Materials	85,239,508	—	—	85,239,508
Total Common Stocks	1,894,435,256	—	9,316,549	1,903,751,805
Money Market Funds	20,835,297	—	—	20,835,297
Total Investments in Securities	1,915,270,553	—	9,316,549	1,924,587,102
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Small Cap Growth Fund  | Semiannual Report 2024

Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,548,439,766)	$1,903,751,805
Affiliated issuers (cost $20,832,998)	20,835,297
Receivable for:
Investments sold	28,563,378
Capital shares sold	2,272,978
Dividends	337,337
Expense reimbursement due from Investment Manager	276
Prepaid expenses	15,698
Deferred compensation of board members	168,348
Total assets	1,955,945,117
Liabilities
Payable for:
Investments purchased	35,959,686
Capital shares redeemed	2,207,356
Management services fees	41,997
Distribution and/or service fees	3,639
Transfer agent fees	209,211
Compensation of chief compliance officer	157
Compensation of board members	3,649
Other expenses	71,986
Deferred compensation of board members	216,346
Total liabilities	38,714,027
Net assets applicable to outstanding capital stock	$1,917,231,090
Represented by
Paid in capital	1,950,664,172
Total distributable earnings (loss)	(33,433,082)
Total - representing net assets applicable to outstanding capital stock	$1,917,231,090
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | Semiannual Report 2024
11

Statement of Assets and Liabilities (continued)
February 29, 2024 (Unaudited)
Class A
Net assets	$394,849,794
Shares outstanding	17,384,243
Net asset value per share	$22.71
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$24.10
Advisor Class
Net assets	$86,968,919
Shares outstanding	3,218,159
Net asset value per share	$27.02
Class C
Net assets	$31,723,183
Shares outstanding	1,980,358
Net asset value per share	$16.02
Institutional Class
Net assets	$951,549,281
Shares outstanding	37,966,080
Net asset value per share	$25.06
Institutional 2 Class
Net assets	$55,613,234
Shares outstanding	2,176,162
Net asset value per share	$25.56
Institutional 3 Class
Net assets	$388,407,472
Shares outstanding	14,940,930
Net asset value per share	$26.00
Class R
Net assets	$8,119,207
Shares outstanding	371,486
Net asset value per share	$21.86
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Small Cap Growth Fund  | Semiannual Report 2024

Statement of Operations
Six Months Ended February 29, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,901,467
Dividends — affiliated issuers	1,405,186
Interfund lending	1,334
Foreign taxes withheld	(25,266)
Total income	6,282,721
Expenses:
Management services fees	6,817,992
Distribution and/or service fees
Class A	428,262
Class C	137,919
Class R	18,735
Transfer agent fees
Class A	286,110
Advisor Class	56,327
Class C	23,035
Institutional Class	684,219
Institutional 2 Class	13,350
Institutional 3 Class	11,487
Class R	6,264
Custodian fees	7,697
Printing and postage fees	75,667
Registration fees	94,364
Accounting services fees	15,454
Legal fees	18,318
Compensation of chief compliance officer	157
Compensation of board members	15,300
Deferred compensation of board members	5,955
Other	18,537
Total expenses	8,735,149
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(41,590)
Expense reduction	(3,108)
Total net expenses	8,690,451
Net investment loss	(2,407,730)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	62,353,348
Investments — affiliated issuers	18,698
Net realized gain	62,372,046
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	122,495,558
Investments — affiliated issuers	(15,224)
Net change in unrealized appreciation (depreciation)	122,480,334
Net realized and unrealized gain	184,852,380
Net increase in net assets resulting from operations	$182,444,650
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | Semiannual Report 2024
13

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations
Net investment loss	$(2,407,730)	$(8,397,354)
Net realized gain (loss)	62,372,046	(90,251,140)
Net change in unrealized appreciation (depreciation)	122,480,334	339,378,098
Net increase in net assets resulting from operations	182,444,650	240,729,604
Decrease in net assets from capital stock activity	(36,769,490)	(89,910,601)
Total increase in net assets	145,675,160	150,819,003
Net assets at beginning of period	1,771,555,930	1,620,736,927
Net assets at end of period	$1,917,231,090	$1,771,555,930
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Small Cap Growth Fund  | Semiannual Report 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 29, 2024 (Unaudited)		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,319,188	26,185,811	1,232,451	22,509,300
Shares redeemed	(1,622,917)	(32,362,512)	(3,414,251)	(61,392,155)
Net decrease	(303,729)	(6,176,701)	(2,181,800)	(38,882,855)
Advisor Class
Shares sold	1,126,650	25,987,209	453,224	9,882,759
Shares redeemed	(404,813)	(9,494,830)	(1,016,655)	(21,563,984)
Net increase (decrease)	721,837	16,492,379	(563,431)	(11,681,225)
Class C
Shares sold	200,148	2,817,435	281,286	3,624,056
Shares redeemed	(211,217)	(2,959,583)	(514,601)	(6,531,728)
Net decrease	(11,069)	(142,148)	(233,315)	(2,907,672)
Institutional Class
Shares sold	7,089,788	153,873,053	15,442,801	309,921,778
Shares redeemed	(7,876,341)	(166,657,635)	(16,344,521)	(319,065,786)
Net decrease	(786,553)	(12,784,582)	(901,720)	(9,144,008)
Institutional 2 Class
Shares sold	411,008	9,132,730	222,828	4,684,183
Shares redeemed	(352,280)	(7,931,978)	(894,824)	(17,762,474)
Net increase (decrease)	58,728	1,200,752	(671,996)	(13,078,291)
Institutional 3 Class
Shares sold	1,834,702	41,666,646	3,537,387	75,015,482
Shares redeemed	(3,325,746)	(76,471,344)	(4,330,735)	(88,847,809)
Net decrease	(1,491,044)	(34,804,698)	(793,348)	(13,832,327)
Class R
Shares sold	43,550	833,693	84,916	1,508,186
Shares redeemed	(70,985)	(1,388,185)	(106,597)	(1,892,409)
Net decrease	(27,435)	(554,492)	(21,681)	(384,223)
Total net decrease	(1,839,265)	(36,769,490)	(5,367,291)	(89,910,601)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | Semiannual Report 2024
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/29/2024 (Unaudited)	$20.53	(0.05)	2.23	2.18	—	—
Year Ended 8/31/2023	$17.66	(0.14)	3.01	2.87	—	—
Year Ended 8/31/2022	$32.70	(0.25)	(11.90)	(12.15)	(2.89)	(2.89)
Year Ended 8/31/2021	$25.05	(0.31)	10.14	9.83	(2.18)	(2.18)
Year Ended 8/31/2020	$19.72	(0.18)	7.28	7.10	(1.77)	(1.77)
Year Ended 8/31/2019	$22.05	(0.15)	1.12	0.97	(3.30)	(3.30)
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$24.39	(0.03)	2.66	2.63	—	—
Year Ended 8/31/2023	$20.93	(0.11)	3.57	3.46	—	—
Year Ended 8/31/2022	$38.14	(0.23)	(14.03)	(14.26)	(2.95)	(2.95)
Year Ended 8/31/2021	$28.90	(0.28)	11.76	11.48	(2.24)	(2.24)
Year Ended 8/31/2020	$22.48	(0.15)	8.38	8.23	(1.81)	(1.81)
Year Ended 8/31/2019	$24.61	(0.11)	1.33	1.22	(3.35)	(3.35)
Class C
Six Months Ended 2/29/2024 (Unaudited)	$14.53	(0.09)	1.58	1.49	—	—
Year Ended 8/31/2023	$12.59	(0.19)	2.13	1.94	—	—
Year Ended 8/31/2022	$24.22	(0.30)	(8.60)	(8.90)	(2.73)	(2.73)
Year Ended 8/31/2021	$19.01	(0.41)	7.63	7.22	(2.01)	(2.01)
Year Ended 8/31/2020	$15.34	(0.25)	5.54	5.29	(1.62)	(1.62)
Year Ended 8/31/2019	$17.93	(0.22)	0.78	0.56	(3.15)	(3.15)
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$22.62	(0.03)	2.47	2.44	—	—
Year Ended 8/31/2023	$19.41	(0.10)	3.31	3.21	—	—
Year Ended 8/31/2022	$35.61	(0.21)	(13.04)	(13.25)	(2.95)	(2.95)
Year Ended 8/31/2021	$27.10	(0.26)	11.01	10.75	(2.24)	(2.24)
Year Ended 8/31/2020	$21.20	(0.14)	7.85	7.71	(1.81)	(1.81)
Year Ended 8/31/2019	$23.42	(0.11)	1.24	1.13	(3.35)	(3.35)
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$23.05	(0.02)	2.53	2.51	—	—
Year Ended 8/31/2023	$19.76	(0.08)	3.37	3.29	—	—
Year Ended 8/31/2022	$36.17	(0.20)	(13.24)	(13.44)	(2.97)	(2.97)
Year Ended 8/31/2021	$27.49	(0.24)	11.18	10.94	(2.26)	(2.26)
Year Ended 8/31/2020	$21.47	(0.13)	7.98	7.85	(1.83)	(1.83)
Year Ended 8/31/2019	$23.68	(0.09)	1.26	1.17	(3.38)	(3.38)
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Small Cap Growth Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/29/2024 (Unaudited)	$22.71	10.62%	1.26%	1.26% (c)	(0.51% )	70%	$394,850
Year Ended 8/31/2023	$20.53	16.25%	1.28%	1.28% (c)	(0.76% )	118%	$363,077
Year Ended 8/31/2022	$17.66	(40.10% )	1.24% (d)	1.24% (c),(d)	(1.07% )	56%	$350,816
Year Ended 8/31/2021	$32.70	40.63%	1.21%	1.21% (c)	(1.03% )	50%	$665,217
Year Ended 8/31/2020	$25.05	39.06%	1.29% (d),(e)	1.29% (c),(d),(e)	(0.89% )	76%	$414,360
Year Ended 8/31/2019	$19.72	7.76%	1.33% (d)	1.33% (d)	(0.79% )	113%	$265,473
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$27.02	10.78%	1.01%	1.01% (c)	(0.30% )	70%	$86,969
Year Ended 8/31/2023	$24.39	16.53%	1.03%	1.03% (c)	(0.51% )	118%	$60,891
Year Ended 8/31/2022	$20.93	(39.96% )	0.99% (d)	0.99% (c),(d)	(0.82% )	56%	$64,035
Year Ended 8/31/2021	$38.14	40.97%	0.96%	0.96% (c)	(0.80% )	50%	$183,909
Year Ended 8/31/2020	$28.90	39.42%	1.04% (d),(e)	1.04% (c),(d),(e)	(0.66% )	76%	$83,934
Year Ended 8/31/2019	$22.48	8.05%	1.07% (d)	1.07% (d)	(0.54% )	113%	$20,203
Class C
Six Months Ended 2/29/2024 (Unaudited)	$16.02	10.25%	2.02%	2.01% (c)	(1.26% )	70%	$31,723
Year Ended 8/31/2023	$14.53	15.41%	2.03%	2.03% (c)	(1.51% )	118%	$28,938
Year Ended 8/31/2022	$12.59	(40.57% )	1.99% (d)	1.99% (c),(d)	(1.82% )	56%	$28,016
Year Ended 8/31/2021	$24.22	39.58%	1.96%	1.96% (c)	(1.79% )	50%	$50,471
Year Ended 8/31/2020	$19.01	38.03%	2.04% (d),(e)	2.04% (c),(d),(e)	(1.65% )	76%	$20,142
Year Ended 8/31/2019	$15.34	6.93%	2.08% (d)	2.08% (d)	(1.54% )	113%	$8,887
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$25.06	10.79%	1.01%	1.01% (c)	(0.25% )	70%	$951,549
Year Ended 8/31/2023	$22.62	16.54%	1.03%	1.03% (c)	(0.51% )	118%	$876,678
Year Ended 8/31/2022	$19.41	(39.96% )	0.99% (d)	0.99% (c),(d)	(0.82% )	56%	$769,677
Year Ended 8/31/2021	$35.61	41.00%	0.96%	0.96% (c)	(0.79% )	50%	$1,653,559
Year Ended 8/31/2020	$27.10	39.35%	1.04% (d),(e)	1.04% (c),(d),(e)	(0.65% )	76%	$773,636
Year Ended 8/31/2019	$21.20	8.08%	1.08% (d)	1.08% (d)	(0.54% )	113%	$283,781
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$25.56	10.89%	0.90%	0.90%	(0.16% )	70%	$55,613
Year Ended 8/31/2023	$23.05	16.65%	0.91%	0.91%	(0.39% )	118%	$48,817
Year Ended 8/31/2022	$19.76	(39.89% )	0.88% (d)	0.88% (d)	(0.72% )	56%	$55,108
Year Ended 8/31/2021	$36.17	41.11%	0.88%	0.88%	(0.72% )	50%	$237,521
Year Ended 8/31/2020	$27.49	39.50%	0.96% (d),(e)	0.96% (d),(e)	(0.58% )	76%	$104,108
Year Ended 8/31/2019	$21.47	8.16%	0.97% (d)	0.97% (d)	(0.45% )	113%	$26,190
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | Semiannual Report 2024
17

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$23.45	(0.01)	2.56	2.55	—	—
Year Ended 8/31/2023	$20.08	(0.07)	3.44	3.37	—	—
Year Ended 8/31/2022	$36.71	(0.17)	(13.48)	(13.65)	(2.98)	(2.98)
Year Ended 8/31/2021	$27.87	(0.23)	11.34	11.11	(2.27)	(2.27)
Year Ended 8/31/2020	$21.75	(0.12)	8.08	7.96	(1.84)	(1.84)
Year Ended 8/31/2019	$23.93	(0.08)	1.29	1.21	(3.39)	(3.39)
Class R
Six Months Ended 2/29/2024 (Unaudited)	$19.78	(0.07)	2.15	2.08	—	—
Year Ended 8/31/2023	$17.05	(0.18)	2.91	2.73	—	—
Year Ended 8/31/2022	$31.70	(0.30)	(11.51)	(11.81)	(2.84)	(2.84)
Year Ended 8/31/2021	$24.35	(0.38)	9.86	9.48	(2.13)	(2.13)
Year Ended 8/31/2020	$19.22	(0.23)	7.08	6.85	(1.72)	(1.72)
Year Ended 8/31/2019	$21.57	(0.19)	1.09	0.90	(3.25)	(3.25)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Small Cap Growth Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$26.00	10.87%	0.85%	0.85%	(0.09% )	70%	$388,407
Year Ended 8/31/2023	$23.45	16.78%	0.86%	0.86%	(0.34% )	118%	$385,265
Year Ended 8/31/2022	$20.08	(39.88% )	0.84% (d)	0.84% (d)	(0.66% )	56%	$345,912
Year Ended 8/31/2021	$36.71	41.18%	0.83%	0.83%	(0.67% )	50%	$560,880
Year Ended 8/31/2020	$27.87	39.55%	0.90% (d),(e)	0.90% (d),(e)	(0.52% )	76%	$163,142
Year Ended 8/31/2019	$21.75	8.26%	0.92% (d)	0.92% (d)	(0.38% )	113%	$66,685
Class R
Six Months Ended 2/29/2024 (Unaudited)	$21.86	10.52%	1.51%	1.51% (c)	(0.75% )	70%	$8,119
Year Ended 8/31/2023	$19.78	16.01%	1.53%	1.53% (c)	(1.01% )	118%	$7,889
Year Ended 8/31/2022	$17.05	(40.26% )	1.49% (d)	1.49% (c),(d)	(1.32% )	56%	$7,173
Year Ended 8/31/2021	$31.70	40.27%	1.46%	1.46% (c)	(1.30% )	50%	$13,968
Year Ended 8/31/2020	$24.35	38.67%	1.54% (d),(e)	1.54% (c),(d),(e)	(1.16% )	76%	$4,674
Year Ended 8/31/2019	$19.22	7.53%	1.58% (d)	1.58% (d)	(1.03% )	113%	$1,511
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | Semiannual Report 2024
19

Notes to Financial Statements
February 29, 2024 (Unaudited)
Note 1. Organization
Columbia Small Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
20
Columbia Small Cap Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Small Cap Growth Fund  | Semiannual Report 2024
21

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2024 was 0.82% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
22
Columbia Small Cap Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 29, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.17
Advisor Class	0.17
Class C	0.17
Institutional Class	0.17
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.17
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2024, these minimum account balance fees reduced total expenses of the Fund by $3,108.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia Small Cap Growth Fund  | Semiannual Report 2024
23

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 29, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	127,548
Class C	—	1.00 (b)	839

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap January 1, 2024 through December 31, 2024	Voluntary expense cap prior to January 1, 2024
Class A	1.24%	1.28%
Advisor Class	0.99	1.03
Class C	1.99	2.03
Institutional Class	0.99	1.03
Institutional 2 Class	0.89	0.91
Institutional 3 Class	0.84	0.86
Class R	1.49	1.53
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
24
Columbia Small Cap Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 29, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,569,273,000	432,280,000	(76,966,000)	355,314,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(335,204,282)	(104,912,773)	(440,117,055)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2023 as arising on September 1, 2023.
Late year ordinary losses ($)	Post-October capital losses ($)
6,246,774	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,204,684,504 and $1,166,794,149, respectively, for the six months ended February 29, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Columbia Small Cap Growth Fund  | Semiannual Report 2024
25

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 29, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,640,000	5.86	5
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 29, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended February 29, 2024.
Note 9. Significant risks
Health care sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the health care sector. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
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Columbia Small Cap Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Industrials sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the industrials sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At February 29, 2024, affiliated shareholders of record owned 23.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Small Cap Growth Fund  | Semiannual Report 2024
27

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
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Columbia Small Cap Growth Fund  | Semiannual Report 2024

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Columbia Small Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR226_08_P01_(04/24)

Columbia Strategic Income Fund
Semiannual Report
February 29, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Columbia Strategic Income Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Strategic Income Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income and capital appreciation.

Portfolio management
Gene Tannuzzo, CFA
Lead Portfolio Manager
Managed Fund since 2010
Jason Callan
Portfolio Manager
Managed Fund since 2017
Alex Christensen, CFA
Portfolio Manager
Managed Fund since 2021

Average annual total returns (%) (for the period ended February 29, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	04/21/77	4.94	7.64	2.29	2.95
	Including sales charges		-0.03	2.54	1.31	2.46
Advisor Class		11/08/12	5.08	7.93	2.56	3.21
Class C	Excluding sales charges	07/01/97	4.56	6.85	1.53	2.19
	Including sales charges		3.56	5.85	1.53	2.19
Institutional Class		01/29/99	5.07	7.92	2.55	3.22
Institutional 2 Class		03/07/11	5.09	7.96	2.60	3.27
Institutional 3 Class		06/13/13	5.14	8.05	2.65	3.31
Class R		09/27/10	4.77	7.37	2.03	2.70
Bloomberg U.S. Aggregate Bond Index			2.35	3.33	0.56	1.43
ICE BofA US Cash Pay High Yield Constrained Index			6.11	10.92	3.97	4.25
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged			1.57	2.60	-3.63	-1.95
JPMorgan Emerging Markets Bond Index-Global			5.66	8.99	0.84	2.78
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Fund’s performance prior to August 29, 2014 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.
The ICE BofA US Cash Pay High Yield Constrained Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market. Effective July 1, 2022 the ICE BofA US Cash Pay High Yield Constrained Index now includes transaction costs.
The FTSE Non-U.S. World Government Bond (All Maturities) Index - Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million, while excluding floating or variable rate bonds.
The JPMorgan Emerging Markets Bond Index-Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes, other expenses of investing or, for ICE BofA US Cash Pay High Yield Constrained Index for periods prior to July 2022, transaction costs. Securities in the Fund may not match those in an index.
Columbia Strategic Income Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Portfolio breakdown (%) (at February 29, 2024)
Asset-Backed Securities — Non-Agency	7.4
Call Option Contracts Purchased	0.1
Commercial Mortgage-Backed Securities - Non-Agency	2.0
Common Stocks	0.0 (a)
Convertible Bonds	0.1
Convertible Preferred Stocks	0.0 (a)
Corporate Bonds & Notes	32.0
Foreign Government Obligations	5.8
Inflation-Indexed Bonds	0.2
Money Market Funds	5.9
Put Option Contracts Purchased	0.0 (a)
Residential Mortgage-Backed Securities - Agency	28.3
Residential Mortgage-Backed Securities - Non-Agency	10.1
Rights	0.0 (a)
Senior Loans	8.0
U.S. Government & Agency Obligations	0.1
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments including option contracts purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Quality breakdown (%) (at February 29, 2024)
AA rating	35.6
A rating	9.0
BBB rating	15.7
BB rating	16.5
B rating	15.1
CCC rating	2.5
CC rating	0.1
Not rated	5.5
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4
Columbia Strategic Income Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2023 — February 29, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,049.40	1,020.24	4.74	4.67	0.93
Advisor Class	1,000.00	1,000.00	1,050.80	1,021.48	3.47	3.42	0.68
Class C	1,000.00	1,000.00	1,045.60	1,016.51	8.54	8.42	1.68
Institutional Class	1,000.00	1,000.00	1,050.70	1,021.48	3.47	3.42	0.68
Institutional 2 Class	1,000.00	1,000.00	1,050.90	1,021.68	3.26	3.22	0.64
Institutional 3 Class	1,000.00	1,000.00	1,051.40	1,021.93	3.01	2.97	0.59
Class R	1,000.00	1,000.00	1,047.70	1,019.00	6.01	5.92	1.18
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Strategic Income Fund  | Semiannual Report 2024
5

Portfolio of Investments
February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities — Non-Agency 8.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a)
Series 2023-B Class 1A
09/15/2028	6.820%	25,450,000	25,794,028
Series 2023-B Class A
09/15/2028	6.820%	15,000,000	15,202,767
Series 2024-A Class A
02/15/2029	5.610%	15,000,000	14,982,181
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	12.446%	15,000,000	14,423,550
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-5A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/23/2034	12.077%	8,600,000	7,953,160
Series 2021-6A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/21/2034	12.079%	11,450,000	10,808,239
Series 2021-7A Class E
3-month Term SOFR + 7.012% Floor 6.750% 01/22/2035	12.329%	15,350,000	14,513,302
Ballyrock CLO Ltd.(a),(b)
Series 2021-18A Class D
3-month Term SOFR + 6.762% Floor 6.500% 01/15/2035	12.076%	13,050,000	12,516,294
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	11.826%	8,350,000	7,995,309
CarMax Auto Owner Trust
Series 2024-1 Class A2A
03/15/2027	5.300%	25,000,000	24,956,382
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A2A
10/15/2026	5.430%	22,275,000	22,248,836
CPS Auto Receivables Trust(a)
Series 2024-A Class A
09/15/2027	5.710%	12,313,963	12,322,019
Exeter Automobile Receivables Trust
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	5,100,000	5,112,014
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class C
12/15/2028	2.750%	6,427,848	6,393,703
Subordinated Series 2022-A Class C
06/15/2029	2.820%	5,644,666	5,591,047
Madison Park Funding LXII Ltd.(a),(b)
Series 2022-62A Class AR
3-month Term SOFR + 1.850% Floor 1.850% 07/17/2036	7.167%	20,250,000	20,353,396
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month Term SOFR + 3.762% Floor 3.500% 01/15/2033	9.076%	10,900,000	10,901,842
Netcredit Combined Receivables LLC(a),(c),(d)
Series 2023-A Class A
12/20/2027	7.780%	8,199,352	8,224,975
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class E
3-month Term SOFR + 6.762% Floor 6.500% 07/20/2034	12.079%	9,700,000	9,079,472
Octagon Investment Partners 48 Ltd.(a),(b)
Series 2020-3A Class ER
3-month Term SOFR + 6.962% Floor 6.700% 10/20/2034	12.279%	12,750,000	12,330,933
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	7,821,995	7,770,437
Pagaya AI Debt Trust(a)
Series 2022-2 Class A
01/15/2030	4.970%	2,085,303	2,073,618
Series 2023-6 Class A
06/16/2031	7.128%	22,287,524	22,372,944
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	14,298,109	13,896,112
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	13,933,610	14,026,384
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	7,997,949	8,060,521
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	14,996,154	15,222,851
Pagaya AI Debt Trust(a),(e)
Subordinated Series 2023-5 Class AB
04/15/2031	7.277%	13,923,387	13,963,292
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Strategic Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2023-1A Class B
07/16/2029	7.480%	6,200,000	6,301,386
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	20,000,000	20,010,554
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	11,862,032	11,838,007
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	22,378,000	22,385,660
SBNA Auto Lease Trust(a)
Series 2024-A Class A2
01/20/2026	5.450%	17,500,000	17,483,076
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	7,317,062	7,368,090
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	1,664,312	1,640,975
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	10,933,129	10,739,153
Total Asset-Backed Securities — Non-Agency (Cost $459,343,813)			456,856,509

Commercial Mortgage-Backed Securities - Non-Agency 2.2%

BFLD Trust(a),(b)
Subordinated Series 2019-DPLO Class E
1-month Term SOFR + 2.354% Floor 2.240% 10/15/2034	7.672%	6,510,000	6,461,172
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month Term SOFR + 2.447% Floor 2.400% 06/15/2035	7.833%	6,800,000	6,568,639
Subordinated Series 2018-PRME Class D
1-month Term SOFR + 1.847% Floor 1.925% 06/15/2035	7.233%	13,700,000	13,409,771
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class D
1-month Term SOFR + 2.025% Floor 2.025% 11/15/2038	7.462%	1,850,000	1,701,956
Subordinated Series 2019-IKPR Class E
1-month Term SOFR + 2.835% Floor 2.721% 11/15/2038	8.158%	6,940,000	6,110,947
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust(a),(e)
Subordinated Series 2020-CBM Class F
02/10/2037	3.633%	4,000,000	3,700,947
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	7,525,000	3,991,818
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	19,910,000	8,696,616
Hilton USA Trust(a),(e)
Subordinated Series 2016-HHV Class F
11/05/2038	4.194%	16,690,000	15,229,733
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	11,500,000	1,281,274
Morgan Stanley Capital I Trust(a),(e)
Series 2019-MEAD Class E
11/10/2036	3.177%	15,500,000	12,961,063
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%	17,000,000	16,310,852
Subordinated Series 2020-SFR2 Class F
06/17/2037	6.152%	12,000,000	11,835,926
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.582%	4,850,000	4,655,912
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month Term SOFR + 1.822% Floor 1.650% 12/15/2034	7.140%	9,790,000	8,296,443
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $145,327,665)			121,213,069

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
iHeartMedia, Inc., Class A(f)	11,995	33,226
Total Communication Services		33,226
Consumer Discretionary 0.0%
Broadline Retail 0.0%
Belk, Inc.(f)	50	492
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.0%
Serta Simmons Bedding LLC(f)	335	2,617
Total Consumer Discretionary		3,109
Energy 0.0%
Energy Equipment & Services 0.0%
McDermott International Ltd.(f)	47,856	6,891
Oil, Gas & Consumable Fuels 0.0%
New Frontera Holdings(d),(f)	14,302	787
Southcross Energy Partners LLC(d),(f)	14,393	0
Southcross Energy Partners LLC, Class A(d),(f)	272,263	10,890
Total		11,677
Total Energy		18,568
Financials 0.0%
Financial Services 0.0%
Windstream Services LLC(f)	11,272	121,174
Total Financials		121,174
Health Care 0.0%
Health Care Providers & Services 0.0%
Envision Healthcare Corp.(f)	13,525	136,014
Total Health Care		136,014
Industrials 0.0%
Machinery 0.0%
TNT Crane and Rigging, Inc.(f)	23,468	59,409
Total Industrials		59,409
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(f)	13,308	5,856
Software 0.0%
Avaya Holdings Corp.(d),(f)	8,492	50,952
Avaya Holdings Corp.(d),(f)	40,919	245,514
Total		296,466
Total Information Technology		302,322
Materials 0.0%
Containers & Packaging 0.0%
Flint Group Packaging(c),(d),(f)	722,943	1
Total Materials		1
Total Common Stocks (Cost $1,954,963)		673,823

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.1%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	9,710,000	5,741,038
Total Convertible Bonds (Cost $7,481,446)			5,741,038

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(d)	7.000%	14,204	3,622
Total Information Technology			3,622
Total Convertible Preferred Stocks (Cost $307,751)			3,622

Corporate Bonds & Notes(g) 36.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.6%
BAE Systems PLC(a)
02/15/2031	1.900%	12,470,000	10,076,495
Boeing Co. (The)
08/01/2059	3.950%	13,842,000	9,779,957
Bombardier, Inc.(a)
04/15/2027	7.875%	2,189,000	2,191,163
Howmet Aerospace, Inc.
01/15/2029	3.000%	2,386,000	2,138,574
L3Harris Technologies, Inc.
07/31/2033	5.400%	3,597,000	3,599,247
Lockheed Martin Corp.
08/15/2034	4.800%	3,742,000	3,662,376
Northrop Grumman Corp.
06/01/2034	4.900%	13,680,000	13,322,346
Raytheon Technologies Corp.
03/15/2032	2.375%	17,366,000	14,074,231
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	963,000	1,041,526
11/15/2030	9.750%	1,961,000	2,101,054
TransDigm, Inc.(a)
03/15/2026	6.250%	9,879,000	9,876,023
08/15/2028	6.750%	3,045,000	3,082,694
03/01/2029	6.375%	4,902,000	4,926,461
03/01/2032	6.625%	5,006,000	5,036,913
Total			84,909,060
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Strategic Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.4%
Air Canada(a)
08/15/2026	3.875%	2,199,000	2,082,041
American Airlines, Inc.(a)
05/15/2029	8.500%	1,001,000	1,052,114
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	8,307,823	8,232,805
04/20/2029	5.750%	1,525,465	1,491,780
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	3,910,249	3,682,241
United Airlines, Inc.(a)
04/15/2026	4.375%	4,310,000	4,149,591
04/15/2029	4.625%	2,823,000	2,603,521
Total			23,294,093
Automotive 0.4%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	1,228,000	1,211,339
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	2,587,000	2,619,362
Ford Motor Credit Co. LLC
09/08/2024	3.664%	3,700,000	3,654,284
06/16/2025	5.125%	2,561,000	2,535,710
06/10/2026	6.950%	1,957,000	1,995,228
08/17/2027	4.125%	4,839,000	4,573,611
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	606,000	605,006
05/15/2027	8.500%	3,927,000	3,943,616
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	1,794,000	1,865,193
Total			23,003,349
Banking 6.9%
Ally Financial, Inc.
05/21/2024	3.875%	771,000	767,288
Subordinated
11/20/2025	5.750%	4,431,000	4,407,063
Bank of America Corp.(h)
10/22/2030	2.884%	41,540,000	36,606,704
10/24/2031	1.922%	47,155,000	38,051,509
10/20/2032	2.572%	25,420,000	20,858,249
02/04/2033	2.972%	1,580,000	1,326,917
Subordinated
09/21/2036	2.482%	1,984,000	1,567,019
Citigroup, Inc.(h)
01/25/2033	3.057%	21,931,000	18,426,228
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(h)
07/21/2032	2.383%	35,197,000	28,640,987
10/21/2032	2.650%	3,816,000	3,146,983
HSBC Holdings PLC(h)
05/24/2032	2.804%	19,086,000	15,770,975
11/22/2032	2.871%	23,632,000	19,447,866
JPMorgan Chase & Co.(h)
04/22/2032	2.580%	23,491,000	19,640,266
11/08/2032	2.545%	53,838,000	44,348,060
Morgan Stanley(h)
07/21/2032	2.239%	15,569,000	12,552,085
10/20/2032	2.511%	33,888,000	27,754,813
07/21/2034	5.424%	2,656,000	2,643,080
Subordinated
09/16/2036	2.484%	2,990,000	2,349,663
PNC Financial Services Group, Inc. (The)(h)
10/20/2034	6.875%	2,639,000	2,860,594
01/22/2035	5.676%	7,897,000	7,915,512
US Bancorp(h)
06/12/2034	5.836%	4,283,000	4,316,191
Wells Fargo & Co.(h)
10/23/2029	6.303%	2,910,000	3,015,897
10/30/2030	2.879%	21,921,000	19,208,266
07/25/2034	5.557%	35,932,000	35,795,004
Total			371,417,219
Brokerage/Asset Managers/Exchanges 0.4%
AG Issuer LLC(a)
03/01/2028	6.250%	57,000	55,282
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	3,743,000	3,854,022
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	2,803,000	3,052,535
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	1,242,000	1,151,428
Hightower Holding LLC(a)
04/15/2029	6.750%	2,953,000	2,774,478
NFP Corp.(a)
08/15/2028	4.875%	2,419,000	2,412,407
08/15/2028	6.875%	6,042,000	6,148,196
10/01/2030	7.500%	2,568,000	2,702,446
10/01/2031	8.500%	1,525,000	1,684,302
Total			23,835,096
Building Materials 0.5%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	3,134,000	2,923,518
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | Semiannual Report 2024
9

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	2,420,000	2,335,261
05/15/2029	4.125%	1,447,000	1,302,486
08/01/2030	6.500%	1,520,000	1,528,539
James Hardie International Finance DAC(a)
01/15/2028	5.000%	2,465,000	2,376,484
SRS Distribution, Inc.(a)
07/01/2028	4.625%	1,658,000	1,545,956
07/01/2029	6.125%	2,178,000	2,031,312
12/01/2029	6.000%	3,593,000	3,344,546
Standard Industries, Inc.(a)
01/15/2028	4.750%	4,051,000	3,824,011
Summit Materials LLC /Finance Corp.(a)
01/15/2031	7.250%	2,023,000	2,096,811
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	333,000	321,451
White Cap Buyer LLC(a)
10/15/2028	6.875%	3,283,000	3,208,802
Total			26,839,177
Cable and Satellite 1.5%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	2,918,000	2,757,939
02/01/2028	5.000%	2,490,000	2,299,864
06/01/2029	5.375%	1,545,000	1,394,400
03/01/2030	4.750%	2,331,000	1,983,254
08/15/2030	4.500%	3,496,000	2,899,949
02/01/2031	4.250%	866,000	696,291
02/01/2032	4.750%	2,722,000	2,197,444
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	9,589,000	7,577,091
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,290,000	3,375,434
12/01/2061	4.400%	11,338,000	7,276,109
06/30/2062	3.950%	5,232,000	3,075,986
CSC Holdings LLC(a)
01/31/2029	11.750%	1,892,000	1,980,575
12/01/2030	4.125%	3,634,000	2,706,972
12/01/2030	4.625%	4,790,000	2,667,653
02/15/2031	3.375%	7,409,000	5,227,251
DISH Network Corp.(a)
11/15/2027	11.750%	2,766,000	2,885,536
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	2,513,000	2,348,030
08/01/2027	5.000%	500,000	477,305
07/15/2028	4.000%	2,580,000	2,326,049
07/01/2029	5.500%	1,278,000	1,208,916
07/01/2030	4.125%	2,187,000	1,887,861
Videotron Ltd.(a)
06/15/2029	3.625%	9,266,000	8,365,999
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Finance PLC(a)
07/15/2030	5.000%	4,644,000	4,006,669
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	2,170,000	2,034,095
VZ Secured Financing BV(a)
01/15/2032	5.000%	4,250,000	3,637,209
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	1,818,000	1,554,914
Ziggo BV(a)
01/15/2030	4.875%	5,065,000	4,513,825
Total			83,362,620
Chemicals 1.1%
Avient Corp.(a)
08/01/2030	7.125%	1,644,000	1,681,094
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	1,169,000	1,039,286
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	1,867,000	1,803,215
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	500,000	441,277
01/31/2030	4.500%	7,000,000	5,722,286
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	2,350,000	2,347,424
Element Solutions, Inc.(a)
09/01/2028	3.875%	3,427,000	3,107,910
HB Fuller Co.
10/15/2028	4.250%	3,430,000	3,187,278
Herens Holdco Sarl(a)
05/15/2028	4.750%	3,315,000	2,901,110
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	1,575,000	1,559,528
INEOS Finance PLC(a)
04/15/2029	7.500%	3,176,000	3,152,204
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	2,750,000	2,902,712
Ingevity Corp.(a)
11/01/2028	3.875%	3,234,000	2,853,364
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	2,255,000	1,883,772
Iris Holdings, Inc.(a),(i)
02/15/2026	8.750%	1,902,000	1,632,207
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	3,005,000	2,692,339
11/15/2028	9.750%	3,978,000	4,230,083
10/01/2029	6.250%	2,283,000	2,039,637
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Strategic Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SPCM SA(a)
03/15/2027	3.125%	1,001,000	928,102
WR Grace Holdings LLC(a)
06/15/2027	4.875%	6,305,000	6,001,069
08/15/2029	5.625%	5,107,000	4,480,802
03/01/2031	7.375%	612,000	620,777
Total			57,207,476
Construction Machinery 0.2%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	5,774,000	5,206,871
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,295,000	1,267,754
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	2,519,000	2,577,883
03/15/2031	7.750%	611,000	641,962
United Rentals North America, Inc.
07/15/2030	4.000%	897,000	810,769
01/15/2032	3.750%	997,000	863,144
Total			11,368,383
Consumer Cyclical Services 0.5%
APX Group, Inc.(a)
07/15/2029	5.750%	685,000	651,003
Arches Buyer, Inc.(a)
06/01/2028	4.250%	4,099,000	3,502,358
12/01/2028	6.125%	3,081,000	2,632,871
ASGN, Inc.(a)
05/15/2028	4.625%	2,024,000	1,898,076
Match Group, Inc.(a)
06/01/2028	4.625%	5,557,000	5,223,993
Uber Technologies, Inc.(a)
09/15/2027	7.500%	605,000	619,089
08/15/2029	4.500%	11,011,000	10,368,745
Total			24,896,135
Consumer Products 0.3%
Acushnet Co.(a)
10/15/2028	7.375%	1,500,000	1,546,808
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	5,178,000	5,154,397
Newell Brands, Inc.
09/15/2027	6.375%	879,000	853,882
Newell, Inc.
04/01/2026	5.200%	1,093,000	1,061,115
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	1,855,000	1,572,255
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	2,915,000	2,834,168
07/15/2030	5.500%	751,000	736,004
Total			13,758,629
Diversified Manufacturing 0.8%
Carrier Global Corp.
02/15/2030	2.722%	16,226,000	14,200,110
Chart Industries, Inc.(a)
01/01/2030	7.500%	1,355,000	1,397,990
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	4,293,000	4,306,843
Gates Global LLC/Co.(a)
01/15/2026	6.250%	2,553,000	2,550,262
Madison IAQ LLC(a)
06/30/2028	4.125%	1,254,000	1,142,875
06/30/2029	5.875%	2,926,000	2,614,437
Resideo Funding, Inc.(a)
09/01/2029	4.000%	3,005,000	2,657,324
Vertical Holdco GmbH(a)
07/15/2028	7.625%	1,570,000	1,534,541
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	1,598,000	1,534,658
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	2,101,000	2,106,636
06/15/2028	7.250%	3,427,000	3,504,658
WESCO Distribution, Inc.(a),(j)
03/15/2029	6.375%	2,103,000	2,105,658
03/15/2032	6.625%	2,702,000	2,704,095
Total			42,360,087
Electric 1.9%
AEP Texas, Inc.
01/15/2050	3.450%	7,720,000	5,384,273
Calpine Corp.(a)
02/15/2028	4.500%	2,035,000	1,920,106
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	8,532,000	7,196,374
01/15/2032	3.750%	4,484,000	3,750,443
Duke Energy Corp.
09/01/2046	3.750%	7,780,000	5,785,677
Edison International
11/15/2028	5.250%	8,462,000	8,417,504
Emera US Finance LP
06/15/2046	4.750%	15,730,000	12,791,785
FirstEnergy Corp.
03/01/2050	3.400%	2,732,000	1,826,090
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | Semiannual Report 2024
11

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	1,411,000	1,215,429
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	2,319,000	2,294,164
10/15/2026	3.875%	603,000	564,321
09/15/2027	4.500%	8,245,000	7,703,092
01/15/2029	7.250%	2,097,000	2,132,871
NRG Energy, Inc.
01/15/2028	5.750%	1,251,000	1,232,238
NRG Energy, Inc.(a)
02/15/2029	3.375%	1,229,000	1,073,916
06/15/2029	5.250%	2,950,000	2,796,990
02/15/2032	3.875%	449,000	377,028
Pacific Gas and Electric Co.
07/01/2050	4.950%	18,875,000	16,030,245
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	696,000	638,878
PG&E Corp.
07/01/2028	5.000%	1,596,000	1,525,017
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	5,611,000	5,086,694
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	2,613,000	2,573,094
02/15/2027	5.625%	3,311,000	3,229,356
07/31/2027	5.000%	1,280,000	1,227,475
10/15/2031	7.750%	3,834,000	3,967,219
Total			100,740,279
Environmental 0.2%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	1,809,000	1,777,704
12/15/2026	5.125%	1,425,000	1,394,114
08/01/2028	4.000%	2,000,000	1,831,840
01/15/2031	6.750%	3,195,000	3,268,885
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	5,139,000	5,037,900
Total			13,310,443
Finance Companies 0.7%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	2,781,000	2,859,394
Navient Corp.
06/25/2025	6.750%	878,000	884,427
03/15/2027	5.000%	2,610,000	2,477,209
03/15/2031	11.500%	2,092,000	2,288,616
OneMain Finance Corp.
01/15/2029	9.000%	963,000	1,011,255
03/15/2030	7.875%	2,502,000	2,545,083
09/15/2030	4.000%	1,882,000	1,586,221
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	2,662,000	2,512,433
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	3,811,000	3,270,764
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	19,824,000	16,467,086
Springleaf Finance Corp.
11/15/2029	5.375%	169,000	156,850
United Wholesale Mortgage LLC(a)
04/15/2029	5.500%	155,000	144,951
Total			36,204,289
Food and Beverage 1.3%
Bacardi Ltd.(a)
05/15/2048	5.300%	17,883,000	16,648,058
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	726,000	729,764
Constellation Brands, Inc.
05/01/2033	4.900%	15,997,000	15,529,152
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	2,845,000	2,787,919
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	5,756,000	5,632,253
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	893,000	864,866
01/31/2030	4.125%	2,124,000	1,921,521
Post Holdings, Inc.(a)
03/01/2027	5.750%	2,432,000	2,455,299
01/15/2028	5.625%	3,361,000	3,298,358
04/15/2030	4.625%	1,287,000	1,169,070
09/15/2031	4.500%	2,918,000	2,596,191
02/15/2032	6.250%	1,824,000	1,833,148
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	3,350,000	3,041,175
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	4,357,000	3,823,512
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	2,957,000	2,592,270
US Foods, Inc.(a)
09/15/2028	6.875%	1,558,000	1,586,488
02/15/2029	4.750%	967,000	907,496
06/01/2030	4.625%	3,348,000	3,069,455
01/15/2032	7.250%	1,450,000	1,497,565
Total			71,983,560
Gaming 0.7%
Boyd Gaming Corp.
12/01/2027	4.750%	1,260,000	1,212,749
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Strategic Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Boyd Gaming Corp.(a)
06/15/2031	4.750%		2,548,000	2,315,824
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%		5,516,000	5,035,943
02/15/2030	7.000%		3,769,000	3,862,269
02/15/2032	6.500%		3,184,000	3,208,268
Churchill Downs, Inc.(a)
01/15/2028	4.750%		2,174,000	2,056,036
05/01/2031	6.750%		1,149,000	1,149,713
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%		2,714,000	2,784,375
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%		4,992,000	4,578,600
Penn National Gaming, Inc.(a)
01/15/2027	5.625%		414,000	395,892
07/01/2029	4.125%		2,177,000	1,829,453
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%		4,535,000	4,284,486
Scientific Games International, Inc.(a)
11/15/2029	7.250%		2,450,000	2,507,132
Studio City Finance Ltd.(a)
01/15/2029	5.000%		4,000,000	3,500,562
Total				38,721,302
Health Care 1.9%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%		2,108,000	2,043,520
04/15/2029	5.000%		1,651,000	1,560,573
Avantor Funding, Inc.(a)
07/15/2028	4.625%		1,819,000	1,716,506
11/01/2029	3.875%		4,019,000	3,602,870
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%		2,463,000	2,577,149
Becton Dickinson Euro Finance SARL
08/13/2041	1.336%	EUR	1,835,000	1,339,136
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%		586,000	566,571
04/01/2030	3.500%		2,595,000	2,504,961
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%		455,000	426,833
03/15/2029	3.750%		1,124,000	1,017,539
03/15/2031	4.000%		975,000	859,704
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%		1,609,000	1,471,833
04/15/2029	6.875%		2,712,000	1,744,878
05/15/2030	5.250%		5,131,000	4,095,963
02/15/2031	4.750%		2,397,000	1,824,572
01/15/2032	10.875%		1,005,000	1,024,745
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cigna Group (The)
02/15/2054	5.600%	4,050,000	3,987,716
HCA, Inc.
02/01/2029	5.875%	2,135,000	2,172,972
09/01/2030	3.500%	31,379,000	28,050,638
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	1,424,000	1,318,883
IQVIA, Inc.(a)
10/15/2026	5.000%	823,000	805,141
05/15/2027	5.000%	1,864,000	1,815,044
05/15/2030	6.500%	993,000	1,007,274
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	2,870,000	2,572,686
10/01/2029	5.250%	6,635,000	6,135,493
Select Medical Corp.(a)
08/15/2026	6.250%	5,184,000	5,173,046
Star Parent, Inc.(a)
10/01/2030	9.000%	4,025,000	4,245,143
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	917,000	914,955
04/15/2027	10.000%	799,000	810,017
Tenet Healthcare Corp.
02/01/2027	6.250%	3,617,000	3,608,017
11/01/2027	5.125%	2,981,000	2,919,170
10/01/2028	6.125%	2,640,000	2,609,578
01/15/2030	4.375%	1,759,000	1,610,405
Tenet Healthcare Corp.(a)
05/15/2031	6.750%	3,662,000	3,697,441
Total			101,830,972
Healthcare Insurance 0.6%
Aetna, Inc.
11/15/2042	4.125%	2,786,000	2,225,771
08/15/2047	3.875%	1,833,000	1,362,304
Centene Corp.
10/15/2030	3.000%	29,371,000	25,084,686
08/01/2031	2.625%	7,507,000	6,143,582
Total			34,816,343
Home Construction 0.1%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	3,237,000	3,105,751
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	1,294,000	1,276,322
Total			4,382,073
Independent Energy 0.8%
Baytex Energy Corp.(a)
04/30/2030	8.500%	2,803,000	2,913,709
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | Semiannual Report 2024
13

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Callon Petroleum Co.(a)
08/01/2028	8.000%	2,180,000	2,276,442
Civitas Resources, Inc.(a)
07/01/2028	8.375%	903,000	944,960
11/01/2030	8.625%	804,000	861,012
07/01/2031	8.750%	994,000	1,058,075
CNX Resources Corp.(a)
01/15/2029	6.000%	3,110,000	3,000,483
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	6,862,000	6,707,592
Comstock Resources, Inc.(a)
01/15/2030	5.875%	130,000	113,675
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	2,383,000	2,372,662
05/01/2029	5.000%	2,411,000	2,374,088
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	2,935,000	2,916,552
02/01/2029	5.750%	3,120,000	3,037,524
11/01/2033	8.375%	1,726,000	1,853,859
Matador Resources Co.
09/15/2026	5.875%	3,620,000	3,584,453
Matador Resources Co.(a)
04/15/2028	6.875%	1,212,000	1,235,901
Permian Resources Operating LLC(a)
01/15/2032	7.000%	4,570,000	4,695,909
Southwestern Energy Co.
02/01/2032	4.750%	3,934,000	3,572,385
Total			43,519,281
Leisure 0.6%
Carnival Corp.(a)
03/01/2026	7.625%	2,796,000	2,831,770
08/15/2029	7.000%	1,868,000	1,938,734
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	3,079,000	3,358,607
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(a)
05/01/2025	5.500%	2,418,000	2,410,237
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	551,000	545,167
10/01/2028	6.500%	782,000	783,542
Cinemark USA, Inc.(a)
03/15/2026	5.875%	3,120,000	3,082,291
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	639,000	632,613
NCL Corp., Ltd.(a)
03/15/2026	5.875%	1,810,000	1,767,373
02/15/2027	5.875%	1,143,000	1,129,358
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%		1,855,000	1,834,551
01/15/2029	9.250%		595,000	640,032
01/15/2030	7.250%		4,936,000	5,131,436
Royal Caribbean Cruises Ltd.(a),(j)
03/15/2032	6.250%		944,000	946,497
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%		1,765,000	1,776,053
Viking Cruises Ltd.(a)
09/15/2027	5.875%		2,281,000	2,233,453
07/15/2031	9.125%		960,000	1,040,672
Total				32,082,386
Life Insurance 0.5%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%		25,683,000	25,183,982
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%		966,000	965,074
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%		2,180,000	2,180,154
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%		1,955,000	1,816,092
Total				4,961,320
Media and Entertainment 1.0%
Clear Channel International BV(a)
08/01/2025	6.625%		2,640,000	2,639,112
Clear Channel Outdoor Holdings, Inc.(a)
09/15/2028	9.000%		1,977,000	2,061,840
06/01/2029	7.500%		5,565,000	4,629,695
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%		1,833,000	1,714,310
iHeartCommunications, Inc.
05/01/2026	6.375%		2,975,936	2,487,998
05/01/2027	8.375%		3,042,078	1,808,396
iHeartCommunications, Inc.(a)
08/15/2027	5.250%		3,043,000	2,255,594
Netflix, Inc.
05/15/2029	4.625%	EUR	3,491,000	3,950,767
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%		3,572,000	3,439,807
01/15/2029	4.250%		811,000	728,386
03/15/2030	4.625%		2,185,000	1,947,725
02/15/2031	7.375%		696,000	726,247
Playtika Holding Corp.(a)
03/15/2029	4.250%		5,545,000	4,733,965
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Strategic Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Roblox Corp.(a)
05/01/2030	3.875%	5,315,000	4,654,389
Univision Communications, Inc.(a)
08/15/2028	8.000%	2,711,000	2,724,918
05/01/2029	4.500%	2,385,000	2,088,749
06/30/2030	7.375%	1,038,000	1,002,516
Warnermedia Holdings, Inc.
03/15/2062	5.391%	13,295,000	10,701,292
Total			54,295,706
Metals and Mining 0.5%
Allegheny Technologies, Inc.
10/01/2029	4.875%	818,000	760,032
10/01/2031	5.125%	2,729,000	2,497,123
Constellium SE(a)
06/15/2028	5.625%	2,490,000	2,405,248
04/15/2029	3.750%	6,482,000	5,769,279
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	1,464,000	1,410,858
04/01/2029	6.125%	6,673,000	6,547,825
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	1,804,000	1,543,688
Novelis Corp.(a)
11/15/2026	3.250%	1,369,000	1,273,258
01/30/2030	4.750%	2,010,000	1,840,154
08/15/2031	3.875%	1,651,000	1,397,923
Total			25,445,388
Midstream 2.6%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	1,715,000	1,708,987
CNX Midstream Partners LP(a)
04/15/2030	4.750%	3,075,000	2,694,966
DCP Midstream Operating LP
04/01/2044	5.600%	1,252,000	1,195,379
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	1,060,000	1,060,644
Delek Logistics Partners LP/Finance Corp.(a),(j)
03/15/2029	8.625%	2,929,000	2,932,895
DT Midstream, Inc.(a)
06/15/2029	4.125%	1,588,000	1,451,221
06/15/2031	4.375%	3,480,000	3,136,807
EQM Midstream Partners LP(a)
07/01/2025	6.000%	2,976,000	2,971,278
07/01/2027	6.500%	1,236,000	1,248,175
01/15/2029	4.500%	1,427,000	1,335,694
04/01/2029	6.375%	1,191,000	1,194,666
01/15/2031	4.750%	5,225,000	4,862,465
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQM Midstream Partners LP
07/15/2048	6.500%	5,051,000	5,126,765
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	12,000,000	9,743,330
09/30/2040	3.250%	3,925,000	2,970,137
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	2,912,000	2,950,626
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	7,382,000	6,733,025
Kinder Morgan, Inc.
02/15/2046	5.050%	3,954,000	3,438,590
NuStar Logistics LP
10/01/2025	5.750%	4,717,000	4,685,706
06/01/2026	6.000%	3,288,000	3,257,831
04/28/2027	5.625%	1,573,000	1,554,580
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	26,497,000	21,914,980
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	3,318,000	3,093,237
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	4,429,000	3,974,963
08/15/2031	4.125%	5,940,000	5,214,503
11/01/2033	3.875%	14,638,000	12,282,158
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	2,432,000	2,593,255
06/01/2031	8.375%	2,038,000	2,061,676
02/01/2032	9.875%	2,466,000	2,595,938
Western Midstream Operating LP
01/15/2029	6.350%	3,871,000	3,996,746
Williams Companies, Inc. (The)
08/15/2028	5.300%	17,155,000	17,263,536
Total			141,244,759
Natural Gas 0.2%
NiSource, Inc.
05/01/2030	3.600%	6,399,000	5,857,528
05/15/2047	4.375%	3,903,000	3,223,948
Total			9,081,476
Oil Field Services 0.2%
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	916,000	934,450
Nabors Industries Ltd.(a)
01/15/2026	7.250%	2,998,000	2,954,834
01/15/2028	7.500%	1,217,000	1,119,587
Nabors Industries, Inc.(a)
05/15/2027	7.375%	1,151,000	1,146,461
01/31/2030	9.125%	1,147,000	1,175,328
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | Semiannual Report 2024
15

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Transocean Aquila Ltd.(a)
09/30/2028	8.000%		2,564,000	2,611,525
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%		2,465,000	2,535,191
Total				12,477,376
Other Industry 0.0%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%		1,358,000	1,261,931
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%		1,054,000	989,826
Total				2,251,757
Other REIT 0.4%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%		1,414,000	1,240,288
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	3,469,000	3,218,537
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		3,838,000	3,778,391
02/01/2027	4.250%		1,293,000	1,192,704
06/15/2029	4.750%		5,315,000	4,764,932
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%		1,816,000	1,770,266
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%		1,134,000	1,044,838
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%		616,000	632,927
02/15/2029	4.500%		860,000	799,008
RLJ Lodging Trust LP(a)
07/01/2026	3.750%		1,102,000	1,039,220
Service Properties Trust(a)
11/15/2031	8.625%		1,493,000	1,578,956
Total				21,060,067
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%		2,547,000	2,499,492
09/01/2029	4.000%		6,252,000	5,078,881
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		1,151,000	1,064,042
Berry Global, Inc.(a)
04/15/2028	5.500%		115,000	114,355
Canpack SA/US LLC(a)
11/15/2029	3.875%		3,538,000	3,069,384
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	3,592,000	3,503,400
08/15/2027	8.500%	1,408,000	1,372,363
Total			16,701,917
Pharmaceuticals 1.0%
1375209 BC Ltd.(a)
01/30/2028	9.000%	443,000	432,724
AbbVie, Inc.
03/15/2034	5.050%	9,960,000	10,006,963
Amgen, Inc.
03/02/2063	5.750%	9,555,000	9,558,878
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	2,070,000	1,321,358
06/01/2028	4.875%	2,868,000	1,630,387
09/30/2028	11.000%	789,000	531,514
10/15/2030	14.000%	156,000	90,449
Bristol-Myers Squibb Co.
02/22/2064	5.650%	20,426,000	20,620,443
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	2,730,000	2,262,189
Jazz Securities DAC(a)
01/15/2029	4.375%	2,600,000	2,394,253
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,722,000	1,574,277
04/30/2031	5.125%	3,779,000	3,235,018
Total			53,658,453
Property & Casualty 0.7%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	1,693,000	1,567,473
10/15/2027	6.750%	2,659,000	2,582,585
04/15/2028	6.750%	7,004,000	6,957,732
11/01/2029	5.875%	1,149,000	1,052,088
01/15/2031	7.000%	3,742,000	3,727,773
AmWINS Group, Inc.(a)
02/15/2029	6.375%	1,979,000	1,979,903
AssuredPartners, Inc.(a)
01/15/2029	5.625%	2,393,000	2,203,246
02/15/2032	7.500%	1,601,000	1,573,766
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	2,842,000	2,637,918
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	2,295,000	2,297,125
HUB International Ltd.(a)
01/31/2032	7.375%	2,658,000	2,669,021
HUB International, Ltd.(a)
06/15/2030	7.250%	7,501,000	7,659,911
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Strategic Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USI, Inc.(a)
01/15/2032	7.500%	1,437,000	1,433,418
Total			38,341,959
Railroads 0.2%
Norfolk Southern Corp.
08/01/2030	5.050%	13,160,000	13,141,778
Refining 0.1%
HF Sinclair Corp.(a)
04/15/2027	6.375%	1,936,000	1,938,650
02/01/2028	5.000%	1,667,000	1,604,598
Total			3,543,248
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	2,011,000	2,005,150
01/15/2028	3.875%	3,236,000	3,014,158
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	1,305,000	1,184,824
01/15/2030	6.750%	2,452,000	2,164,924
IRB Holding Corp.(a)
06/15/2025	7.000%	3,646,000	3,649,707
Yum! Brands, Inc.
04/01/2032	5.375%	2,405,000	2,310,251
Total			14,329,014
Retailers 0.7%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	701,000	638,878
02/15/2032	5.000%	701,000	623,789
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	999,000	912,732
Hanesbrands, Inc.(a)
05/15/2026	4.875%	645,000	622,770
02/15/2031	9.000%	2,618,000	2,624,429
L Brands, Inc.(a)
07/01/2025	9.375%	485,000	506,971
L Brands, Inc.
02/01/2028	5.250%	1,053,000	1,022,809
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	1,142,000	1,026,348
08/01/2031	8.250%	1,104,000	1,130,286
Lithia Motors, Inc.(a)
01/15/2031	4.375%	1,325,000	1,174,962
Lowe’s Companies, Inc.
04/01/2062	4.450%	10,264,000	8,205,629
09/15/2062	5.800%	13,332,000	13,308,833
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	2,780,000	2,603,877
02/15/2029	7.750%	2,190,000	2,163,704
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	3,198,000	2,563,258
Total			39,129,275
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	1,085,000	1,103,353
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	2,743,000	2,608,029
Total			3,711,382
Technology 2.3%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	2,302,000	2,165,919
Block, Inc.
06/01/2026	2.750%	1,714,000	1,600,348
06/01/2031	3.500%	1,723,000	1,470,499
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	447,000	447,439
Broadcom, Inc.(a)
11/15/2036	3.187%	18,394,000	14,375,319
Camelot Finance SA(a)
11/01/2026	4.500%	924,000	882,993
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	534,000	550,084
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	1,029,000	1,035,784
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	1,277,000	1,165,944
07/01/2029	4.875%	4,288,000	3,887,489
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	4,718,000	4,404,604
CommScope Technologies LLC(a)
06/15/2025	6.000%	1,385,000	1,128,793
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	4,174,000	3,686,537
Entegris Escrow Corp.(a)
04/15/2029	4.750%	2,603,000	2,457,811
06/15/2030	5.950%	3,323,000	3,258,632
Gartner, Inc.(a)
07/01/2028	4.500%	1,484,000	1,405,441
GoTo Group, Inc.(a)
05/01/2028	5.500%	2,447,038	1,459,187
05/01/2028	5.500%	1,009,842	868,950
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | Semiannual Report 2024
17

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	4,967,000	5,179,796
HealthEquity, Inc.(a)
10/01/2029	4.500%	2,857,000	2,628,147
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	2,367,000	2,125,081
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	2,698,000	2,440,726
Iron Mountain, Inc.(a)
09/15/2027	4.875%	4,523,000	4,338,692
09/15/2029	4.875%	664,000	617,550
07/15/2030	5.250%	2,592,000	2,425,825
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	3,990,000	3,575,651
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	3,431,000	3,644,490
NCR Corp.(a)
10/01/2028	5.000%	3,361,000	3,119,193
04/15/2029	5.125%	3,369,000	3,116,740
10/01/2030	5.250%	1,296,000	1,171,688
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	4,430,000	4,167,922
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	2,210,000	1,978,371
01/15/2033	5.000%	7,610,000	7,353,839
Picard Midco, Inc.(a)
03/31/2029	6.500%	5,565,000	5,182,862
PTC, Inc.(a)
02/15/2025	3.625%	349,000	340,491
Seagate HDD Cayman(a)
12/15/2029	8.250%	1,930,000	2,064,669
Sensata Technologies BV(a)
09/01/2030	5.875%	2,018,000	1,967,781
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	5,103,000	4,918,081
Synaptics, Inc.(a)
06/15/2029	4.000%	2,951,000	2,643,567
UKG, Inc.(a)
02/01/2031	6.875%	4,210,000	4,253,932
Verscend Escrow Corp.(a)
08/15/2026	9.750%	4,004,000	4,012,553
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	5,157,000	4,618,726
Total			124,138,146
Transportation Services 0.2%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	13,488,000	13,246,887
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.9%
Altice France Holding SA(a)
02/15/2028	6.000%	3,633,000	1,834,861
Altice France SA(a)
07/15/2029	5.125%	6,765,000	5,109,369
10/15/2029	5.500%	1,316,000	996,794
Millicom International Cellular SA(a)
03/25/2029	6.250%	2,700,000	2,617,482
SBA Communications Corp.
02/15/2027	3.875%	460,000	434,356
02/01/2029	3.125%	5,224,000	4,625,205
Sprint Capital Corp.
11/15/2028	6.875%	3,098,000	3,301,959
Sprint Corp.
06/15/2024	7.125%	831,000	833,502
T-Mobile US, Inc.
02/15/2031	2.875%	23,582,000	20,285,858
04/15/2031	3.500%	2,846,000	2,546,775
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	931,000	792,382
07/15/2031	4.750%	3,500,000	3,025,855
Total			46,404,398
Wirelines 0.8%
AT&T, Inc.
12/01/2033	2.550%	4,297,000	3,388,359
Frontier Communications Corp.(a)
05/01/2028	5.000%	1,941,000	1,799,259
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	822,000	838,287
03/15/2031	8.625%	2,232,000	2,260,696
Iliad Holding SAS(a)
10/15/2026	6.500%	6,276,000	6,206,617
10/15/2028	7.000%	5,063,000	5,013,834
Verizon Communications, Inc.
03/21/2031	2.550%	26,416,000	22,254,624
Total			41,761,676
Total Corporate Bonds & Notes (Cost $2,048,126,691)			1,967,952,216

Foreign Government Obligations(g),(k) 6.6%

Angola 0.2%
Angolan Government International Bond(a)
11/26/2029	8.000%	10,040,000	8,931,908
Argentina 0.0%
Argentine Republic Government International Bond
07/09/2029	1.000%	9,405	4,352
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Strategic Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Foreign Government Obligations(g),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Argentine Republic Government International Bond(h)
07/09/2030	0.750%		85,626	39,571
07/09/2035	1.500%		156,873	58,043
Total				101,966
Brazil 0.2%
Brazilian Government International Bond
06/12/2030	3.875%		2,024,000	1,812,946
01/07/2041	5.625%		11,000,000	9,874,123
Total				11,687,069
Canada 0.3%
MEGlobal Canada ULC(a)
05/18/2025	5.000%		4,950,000	4,892,306
NOVA Chemicals Corp.(a)
06/01/2027	5.250%		3,264,000	3,024,308
11/15/2028	8.500%		880,000	930,294
05/15/2029	4.250%		2,216,000	1,835,535
02/15/2030	9.000%		3,575,000	3,587,645
Total				14,270,088
Chile 0.1%
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%		5,176,000	5,269,694
Colombia 0.2%
Colombia Government International Bond
06/15/2045	5.000%		5,000,000	3,591,168
05/15/2049	5.200%		7,147,000	5,181,016
Total				8,772,184
Dominican Republic 0.4%
Dominican Republic International Bond(a)
01/25/2027	5.950%		4,475,000	4,468,334
01/30/2030	4.500%		2,295,000	2,083,355
09/23/2032	4.875%		500,000	445,436
04/30/2044	7.450%		7,900,000	8,291,646
01/27/2045	6.850%		4,881,000	4,801,199
Total				20,089,970
Egypt 0.2%
Egypt Government International Bond(a)
04/16/2030	5.625%	EUR	6,600,000	5,818,360
01/31/2047	8.500%		5,700,000	4,418,929
02/21/2048	7.903%		3,000,000	2,245,845
03/01/2049	8.700%		965,000	760,600
Total				13,243,734
India 0.6%
Export-Import Bank of India(a)
01/15/2030	3.250%		6,200,000	5,553,665
Foreign Government Obligations(g),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
India Government Bond
02/06/2033	7.260%	INR	1,972,730,000	24,047,783
Indian Railway Finance Corp., Ltd.(a)
02/10/2031	2.800%		7,000,000	5,921,230
Total				35,522,678
Indonesia 0.7%
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%		5,300,000	5,205,952
Indonesia Government International Bond
07/28/2031	2.150%		4,400,000	3,599,802
Indonesia Treasury Bond
04/15/2027	5.125%	IDR	227,007,000,000	13,967,850
04/15/2039	8.375%	IDR	68,305,000,000	4,972,986
PT Pertamina Persero(a)
02/09/2031	2.300%		6,300,000	5,201,788
05/30/2044	6.450%		5,000,000	5,230,890
Total				38,179,268
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
01/30/2032	4.875%	EUR	9,275,000	8,396,910
06/15/2033	6.125%		3,847,000	3,372,343
Total				11,769,253
Kazakhstan 0.1%
KazMunayGas National Co., JSC(a)
10/24/2048	6.375%		4,000,000	3,663,065
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		4,800,000	4,393,217
Mexico 1.1%
Mexico Government International Bond
04/16/2030	3.250%		4,000,000	3,538,132
05/29/2031	7.750%	MXN	446,370,000	24,235,283
05/07/2036	6.000%		5,257,000	5,241,616
08/14/2041	4.280%		300,000	238,297
Petroleos Mexicanos
03/13/2027	6.500%		7,689,000	7,164,606
02/12/2028	5.350%		4,594,000	3,989,564
01/28/2031	5.950%		2,235,000	1,738,840
02/16/2032	6.700%		12,449,000	10,032,359
09/21/2047	6.750%		522,000	331,303
01/23/2050	7.690%		7,750,000	5,335,075
Total				61,845,075
Oman 0.1%
Oman Government International Bond(a)
01/17/2048	6.750%		6,506,000	6,540,548
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | Semiannual Report 2024
19

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Foreign Government Obligations(g),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Oman Sovereign Sukuk Co.(a)
06/01/2024	4.397%		500,000	496,868
Total				7,037,416
Panama 0.1%
Panama Government International Bond
01/19/2033	3.298%		6,779,000	5,116,729
Paraguay 0.1%
Paraguay Government International Bond(a)
03/27/2027	4.700%		2,000,000	1,935,628
08/11/2044	6.100%		2,939,000	2,790,548
Total				4,726,176
Qatar 0.4%
Qatar Government International Bond(a)
04/16/2030	3.750%		2,000,000	1,911,458
03/14/2049	4.817%		15,614,000	14,462,853
Qatar Petroleum(a)
07/12/2031	2.250%		6,077,000	5,053,010
Total				21,427,321
Romania 0.2%
Romanian Government International Bond(a)
01/28/2050	3.375%	EUR	12,000,000	8,753,356
02/14/2051	4.000%		2,246,000	1,553,738
Total				10,307,094
Saudi Arabia 0.4%
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		15,163,000	12,693,538
Saudi Government International Bond(a)
10/22/2030	3.250%		3,000,000	2,692,578
04/17/2049	5.000%		5,000,000	4,442,016
Total				19,828,132
South Africa 0.2%
Republic of South Africa Government Bond
01/31/2030	8.000%	ZAR	219,595,663	10,386,472
South Korea 0.4%
Korea Treasury Bond
03/10/2028	3.250%	KRW	31,900,000,000	24,146,692
United Arab Emirates 0.3%
DP World Crescent Ltd.(a)
07/18/2029	3.875%		5,600,000	5,235,126
DP World Ltd.(a)
09/25/2048	5.625%		6,091,000	5,698,661
Foreign Government Obligations(g),(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DP World PLC(a)
07/02/2037	6.850%	3,650,000	3,945,726
09/30/2049	4.700%	2,000,000	1,627,042
Total			16,506,555
Total Foreign Government Obligations (Cost $383,279,006)			357,221,756

Inflation-Indexed Bonds 0.2%

United States 0.2%
U.S. Treasury Inflation-Indexed Bond
10/15/2028	2.375%	12,618,648	12,916,655
Total Inflation-Indexed Bonds (Cost $12,959,795)			12,916,655

Residential Mortgage-Backed Securities - Agency 32.2%

Federal Home Loan Mortgage Corp.
05/01/2052	3.000%	59,007,959	50,949,478
08/01/2052	4.000%	27,324,639	25,463,830
06/01/2053- 10/01/2053	5.000%	141,728,834	137,990,161
07/01/2053- 12/01/2053	5.500%	88,077,253	87,556,531
12/01/2053	6.000%	42,355,401	43,079,528
Federal Home Loan Mortgage Corp.(l)
12/01/2052	5.000%	47,036,790	46,635,807
Federal Home Loan Mortgage Corp.(m)
CMO Series 304 Class C69
12/15/2042	4.000%	2,199,033	420,621
CMO Series 4147 Class CI
01/15/2041	3.500%	1,191,975	32,255
Federal Home Loan Mortgage Corp.(b),(m)
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	0.511%	4,222,092	374,917
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	0.000%	7,348,566	473,151
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	0.614%	23,177,916	2,320,135
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	0.561%	745,222	66,328
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Strategic Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(e),(m)
CMO Series 4515 Class SA
08/15/2038	0.009%	3,205,834	138,304
Federal Home Loan Mortgage Corp. REMICS(m)
CMO Series 5051 Class KI
12/25/2050	2.500%	35,378,957	5,542,383
CMO Series 5192 Class PI
10/25/2051	2.500%	58,511,454	7,146,185
CMO Series 5198 Class KI
02/25/2052	3.000%	40,491,673	7,566,541
Federal National Mortgage Association
08/01/2032- 04/01/2052	3.000%	88,730,450	76,948,836
04/01/2052	2.500%	15,294,304	12,601,502
05/01/2052- 09/01/2052	3.500%	230,608,950	207,588,410
07/01/2052	4.500%	52,472,717	49,694,447
10/01/2053	5.000%	40,440,011	39,249,289
10/01/2053	5.500%	36,766,403	36,724,919
Federal National Mortgage Association(e),(m)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	2,490,410	25
Federal National Mortgage Association(m)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	714,201	26,496
CMO Series 2012-131 Class MI
01/25/2040	3.500%	857,765	25,248
CMO Series 2012-133 Class EI
07/25/2031	3.500%	71,878	265
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,545,445	224,288
Federal National Mortgage Association(b),(m)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	0.464%	5,931,256	528,012
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	0.714%	9,982,924	1,154,635
CMO Series 2016-26 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/25/2046	0.614%	9,201,748	882,507
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	0.564%	5,808,521	618,488
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	0.564%	20,911,288	2,430,479
CMO Series 2017-47 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2047	0.664%	6,611,772	956,204
CMO Series 2017-56 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.714%	22,525,734	2,917,486
CMO Series 2018-76 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	0.714%	7,340,646	885,175
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	0.614%	20,441,275	2,724,421
CMO Series 2019-8 Class SG
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2049	0.564%	20,932,433	1,837,560
Federal National Mortgage Association REMICS(m)
CMO Series 2020-77 Class IL
11/25/2050	2.500%	33,659,728	4,768,516
Federal National Mortgage Association REMICS(b),(m)
CMO Series 2023-61 Class GS
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 12/25/2053	0.378%	160,075,660	7,467,978
Freddie Mac REMICS(m)
CMO Series 5287 Class NI
05/25/2051	3.500%	38,878,679	7,289,173
Government National Mortgage Association
08/15/2031	7.000%	11,983	12,124
04/15/2034	5.000%	75,211	75,243
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | Semiannual Report 2024
21

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(m)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	6,289,327	445,776
CMO Series 2020-138 Class GI
09/20/2050	3.000%	33,796,836	5,385,103
CMO Series 2020-191 Class UG
12/20/2050	3.500%	38,905,594	6,791,785
CMO Series 2021-140 Class IW
08/20/2051	3.500%	46,074,835	8,432,755
CMO Series 2021-57 Class KI
03/20/2051	3.500%	42,929,331	6,884,263
CMO Series 2021-89 Class IO
05/20/2051	3.000%	48,780,127	7,815,913
Government National Mortgage Association(b),(m)
CMO Series 2016-20 Class SQ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 02/20/2046	0.666%	9,154,578	880,215
CMO Series 2017-129 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	0.766%	7,408,345	732,713
CMO Series 2017-133 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2047	0.816%	8,273,958	773,685
CMO Series 2017-141 Class ES
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	0.766%	11,024,133	1,263,907
CMO Series 2018-124 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	0.766%	13,044,246	1,220,318
CMO Series 2018-147 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	0.716%	24,992,321	2,594,870
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	0.666%	10,469,410	923,154
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-168 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 12/20/2048	0.666%	9,092,952	990,648
CMO Series 2018-67 Class SP
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	0.766%	8,011,797	749,273
CMO Series 2019-152 Class BS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	0.616%	21,153,179	1,974,167
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	0.616%	6,149,422	597,465
CMO Series 2019-23 Class QS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	0.616%	17,624,673	1,709,694
CMO Series 2019-29 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	0.616%	14,763,172	1,136,679
CMO Series 2019-41 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	0.616%	14,425,508	1,396,685
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	0.716%	9,798,847	959,503
CMO Series 2019-59 Class JS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	0.716%	9,529,904	909,450
CMO Series 2020-101 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	0.766%	56,230,198	6,296,517
The accompanying Notes to Financial Statements are an integral part of this statement.
22
Columbia Strategic Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-61 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 07/20/2043	1.166%	37,922,149	4,976,865
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	0.616%	43,034,383	4,216,242
CMO Series 2021-155 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	0.866%	45,084,321	5,514,601
CMO Series 2022-148 Class BS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/20/2052	0.626%	27,802,057	2,487,522
CMO Series 2022-215 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	0.616%	72,589,631	7,356,015
CMO Series 2022-90 Class SD
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	0.616%	41,924,887	4,838,308
CMO Series 2022-90 Class SM
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2050	0.716%	66,690,438	7,227,083
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	0.616%	65,491,262	6,520,395
CMO Series 2023-32 Class SD
-1.0 x 30-day Average SOFR + 5.750% Cap 5.750% 02/20/2053	0.426%	81,768,158	5,755,767
CMO Series 2023-66 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	0.766%	73,893,982	7,851,812
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-75 Class SB
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2050	0.616%	80,615,751	8,483,591
Government National Mortgage Association(b),(c),(d),(m)
CMO Series 2024-30 Class SN
30-day Average SOFR + 6.950% Cap 6.950% 02/20/2054	1.612%	121,330,000	12,569,030
Government National Mortgage Association TBA(j)
03/20/2054	3.000%	32,000,000	28,051,942
Uniform Mortgage-Backed Security TBA(j)
03/18/2039- 03/13/2054	3.000%	59,000,000	51,811,738
03/13/2054	4.000%	175,000,000	160,995,648
03/13/2054	4.500%	148,000,000	140,086,079
03/13/2054	5.000%	62,000,000	60,120,657
03/13/2054	5.500%	132,000,000	130,570,808
03/13/2054	6.000%	152,000,000	152,633,959
Total Residential Mortgage-Backed Securities - Agency (Cost $1,819,444,338)			1,736,320,481

Residential Mortgage-Backed Securities - Non-Agency 11.5%

510 Asset Backed Trust(a),(e)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	11,616,441	11,156,545
BRAVO Residential Funding Trust(a),(e)
CMO Series 2021-A Class A1
10/25/2059	1.991%	8,657,870	8,524,264
CMO Series 2021-B Class A1
04/01/2069	2.115%	12,174,429	11,932,815
BVRT Financing Trust(a),(b),(d)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	16,947,104	16,947,104
CMO Series 2021-CRT1 Class M4
30-day Average SOFR + 3.614% Floor 3.500% 07/10/2032	8.927%	30,077,062	28,939,247
CAFL Issuer LLC(a),(e)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	9,360,000	8,883,868
CIM Trust(a),(e)
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	8,686,181	8,441,148
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | Semiannual Report 2024
23

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a),(e)
CMO Series 2010-6 Class 2A2
09/25/2035	5.979%	104,257	102,796
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	1,564,611	1,524,259
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
30-day Average SOFR + 2.264% 11/25/2039	7.586%	4,013,773	4,047,126
Subordinated CMO Series 2022-R07 Class 1B2
30-day Average SOFR + 12.000% 06/25/2042	17.322%	11,850,000	14,231,029
CSMC Trust(a),(e)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.531%	6,618,965	6,950,302
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	1,432,166	1,388,848
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	8.021%	5,872,366	5,888,748
Subordinated CMO Series 2020-1 Class M1B
1-month Term SOFR + 1.564% 01/25/2030	6.885%	776,047	775,948
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B1
30-day Average SOFR + 3.300% 11/25/2041	8.622%	9,800,000	10,080,193
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	8,440,720	8,116,361
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-HQA1 Class M2
30-day Average SOFR + 2.250% 08/25/2033	7.572%	8,464,696	8,620,577
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	10.572%	17,250,000	18,512,446
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-DNA4 Class B1
30-day Average SOFR + 6.114% 08/25/2050	11.436%	15,028,789	17,021,360
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	8.322%	15,400,000	16,382,335
Subordinated CMO Series 2021-DNA1 Class B1
30-day Average SOFR + 2.650% 01/25/2051	7.972%	10,400,000	10,826,520
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	8.372%	15,700,000	16,529,579
Subordinated CMO Series 2021-HQA1 Class B2
30-day Average SOFR + 5.000% 08/25/2033	10.322%	21,450,000	22,655,018
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2019-CS03 Class M2
30-day Average SOFR + 0.114% 10/25/2032	5.436%	3,366,498	3,350,550
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	7.922%	8,665,539	8,841,979
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month Term SOFR + 3.114% 10/25/2028	8.435%	2,959,351	2,976,850
LHOME Mortgage Trust(a),(e)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	14,150,000	14,145,636
New York Mortgage Trust(a),(e)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	8,833,723	8,717,996
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	4,696,559	4,495,552
NYMT Loan Trust(a),(e)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	15,200,000	15,118,332
The accompanying Notes to Financial Statements are an integral part of this statement.
24
Columbia Strategic Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
30-day Average SOFR + 2.064% Floor 1.950% 07/25/2029	7.386%	2,517,358	2,522,952
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	8.322%	9,800,000	9,981,835
OBX Trust(a),(e)
CMO Series 2024-NQM3 Class A1
12/25/2063	6.129%	13,000,000	12,984,780
OSAT Trust(a),(e)
CMO Series 2021-RPL1 Class A2
05/25/2065	3.967%	6,734,000	6,306,221
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month Term SOFR + 3.864% Floor 3.750% 05/30/2025	9.193%	4,724,727	4,730,209
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT2 Class A
1-month Term SOFR + 2.764% 08/25/2025	8.085%	37,203,846	37,381,524
Point Securitization Trust(a),(e)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	17,500,482	16,451,499
Preston Ridge Partners Mortgage(a),(e)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	11,794,659	11,482,272
Preston Ridge Partners Mortgage Trust(a),(e)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	8,811,424	8,628,591
CMO Series 2021-3 Class A1
04/25/2026	1.867%	8,587,086	8,287,419
CMO Series 2023-RCF1 Class M1
06/25/2053	4.000%	11,431,000	10,283,893
PRET LLC(a),(e)
CMO Series 2024-NPL1 Class A1
01/25/2054	7.143%	19,198,782	19,031,628
Pretium Mortgage Credit Partners(a),(e)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	13,743,303	13,585,129
Pretium Mortgage Credit Partners I LLC(a),(e)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	5,545,871	5,449,072
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners LLC(a),(e)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	8,072,767	7,730,962
PRKCM Trust(a),(e)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	15,274,918	13,954,861
PRPM LLC(a),(e)
CMO Series 2021-7 Class A2
08/25/2026	3.671%	8,788,000	8,497,965
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	8.822%	18,984,000	19,118,836
Toorak Mortgage Corp., Ltd.(a),(e)
CMO Series 2021-1 Class A1
06/25/2024	3.240%	9,467,423	9,375,441
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% Floor 5.500% 10/25/2033	10.935%	10,750,000	11,324,670
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	13,061,157	12,560,705
VCAT Asset Securitization LLC(a),(e)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	16,518,645	15,978,843
VCAT LLC(a),(e)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	17,520,559	17,054,148
Vericrest Opportunity Loan Transferee(a),(e)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	5,967,531	5,805,869
Verus Securitization Trust(a),(e)
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	7,300,000	6,297,146
Visio Trust(a),(e)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	4,200,000	3,619,727
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	3,600,000	3,246,372
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $606,745,740)			617,797,900
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | Semiannual Report 2024
25

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Entertainment 0.0%
Cineworld Group PLC(f)	31,901	508,418
Total Communication Services		508,418
Total Rights (Cost $391,321)		508,418

Senior Loans 9.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Dynasty Acquisition Co., Inc.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 4.000% 08/24/2028	9.326%	1,101,257	1,103,393
Tranche B2 Term Loan
1-month Term SOFR + 4.000% 08/24/2028	9.326%	471,967	472,883
TransDigm, Inc.(b),(n)
Tranche I Term Loan
3-month Term SOFR + 3.250% 08/24/2028	8.598%	3,021,863	3,026,698
Total			4,602,974
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(n)
Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 04/20/2028	10.329%	2,711,314	2,787,149
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(l),(n)
Term Loan
3-month Term SOFR + 3.500% 06/04/2029	8.869%	1,512,937	1,511,364
Air Canada(b),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 08/11/2028	8.935%	994,950	995,089
United Airlines, Inc.(b),(n)
Tranche B Term Loan
3-month Term SOFR + 2.750% 02/22/2031	8.076%	760,917	759,966
WestJet Airlines Ltd.(b),(n)
Term Loan
1-month Term SOFR + 3.000% Floor 1.000% 12/11/2026	8.426%	136,910	136,632
Total			6,190,200
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.1%
American Axle & Manufacturing, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/13/2029	8.918%	1,543,574	1,542,925
Clarios Global LP(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.000% 05/06/2030	8.326%	2,131,379	2,130,718
First Brands Group LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.574%	1,708,896	1,711,032
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.574%	1,122,974	1,123,907
Total			6,508,582
Brokerage/Asset Managers/Exchanges 0.3%
AlixPartners LLP(b),(n)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 02/04/2028	7.941%	2,203,812	2,203,261
Allspring Buyer LLC(b),(n)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 11/01/2028	8.887%	1,307,359	1,304,300
Aretec Group, Inc.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 4.500% 08/09/2030	9.926%	1,912,254	1,918,718
Citadel Securities LP(b),(n)
Term Loan
1-month Term SOFR + 2.250% 07/29/2030	7.576%	3,346,440	3,342,257
Hightower Holding LLC (b),(n)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 04/21/2028	9.586%	2,243,639	2,240,834
Russell Investments US Institutional Holdco, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 1.000% 05/30/2025	8.926%	1,427,861	1,378,600
The accompanying Notes to Financial Statements are an integral part of this statement.
26
Columbia Strategic Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
VFH Parent LLC(b),(n)
Term Loan
1-month Term SOFR + 3.000% 01/13/2029	8.426%	2,695,509	2,691,466
Total			15,079,436
Building Materials 0.4%
Cornerstone Building Brands, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/12/2028	8.668%	1,381,648	1,362,264
Covia Holdings LLC(b),(n)
Term Loan
3-month Term SOFR + 4.000% Floor 1.000% 07/31/2026	9.592%	1,750,241	1,741,052
CPG International LLC(b),(n)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 04/28/2029	7.926%	746,222	745,058
Foundation Building Materials(b),(l),(n)
Term Loan
3-month Term SOFR + 4.000% 01/29/2031	9.313%	330,989	330,575
Tranche B1 Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	8.663%	1,000,000	994,840
GYP Holdings III Corp. (b),(l),(n)
1st Lien Term Loan
1-month Term SOFR + 3.000% 05/12/2030	8.333%	847,875	847,875
Hunter Douglas Holding BV(b),(n)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 02/26/2029	8.824%	2,668,410	2,633,401
LBM Acquisition LLC(b),(l),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 12/17/2027	9.176%	2,244,894	2,236,767
Park River Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 12/28/2027	8.843%	1,250,748	1,214,914
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
QUIKRETE Holdings, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 2.625% 02/01/2027	8.066%	2,165,425	2,164,407
SRS Distribution, Inc.(b),(l),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 06/02/2028	8.676%	748,092	746,573
SRS Distribution, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	8.941%	1,950,000	1,946,178
Standard Building Solutions, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 09/22/2028	7.685%	1,992,003	1,990,509
Summit Materials, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.500% 01/12/2029	7.852%	1,000,000	1,002,080
White Cap Supply Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/19/2027	9.076%	2,339,878	2,341,680
Total			22,298,173
Cable and Satellite 0.2%
CSC Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 4.500% 01/18/2028	9.818%	1,432,131	1,390,656
DIRECTV Financing LLC(b),(n)
Term Loan
3-month Term SOFR + 5.000% Floor 0.750% 08/02/2027	10.441%	1,052,205	1,050,690
Iridium Satellite LLC(b),(n)
Tranche B3 Term Loan
1-month Term SOFR + 2.500% Floor 0.750% 09/20/2030	7.826%	2,178,650	2,175,317
Telesat Canada(b),(n)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	8.355%	2,179,765	1,290,595
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | Semiannual Report 2024
27

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UPC Financing Partnership(b),(l),(n)
Tranche AX Term Loan
1-month Term SOFR + 3.000% 01/31/2029	8.432%	2,250,000	2,239,043
Virgin Media Bristol LLC(b),(l),(n)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	7.932%	1,925,000	1,905,307
Virgin Media Bristol LLC(b),(n)
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	8.682%	1,000,000	995,450
Total			11,047,058
Chemicals 0.4%
Ascend Performance Materials Operations LLC(b),(n)
Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 08/27/2026	10.317%	1,159,890	1,125,453
Axalta Coating Systems (b),(l),(n)
Tranche B5 Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 12/20/2029	7.837%	972,001	972,331
Herens Holdco SARL(b),(l),(n)
Tranche B Term Loan
3-month Term SOFR + 3.925% Floor 0.750% 07/03/2028	9.373%	1,557,548	1,455,472
Ineos Quattro Holdings UK Ltd.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	9.676%	2,455,000	2,412,037
Ineos US Finance LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% 11/08/2027	9.176%	1,670,035	1,667,112
Term Loan
1-month Term SOFR + 3.500% 02/18/2030	8.926%	649,082	642,728
Ineos US Finance LLC(b),(l),(n)
Term Loan
1-month Term SOFR + 3.750% 02/07/2031	9.076%	150,000	149,738
Innophos Holdings, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% 02/05/2027	8.691%	601,563	594,344
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Nouryon Finance BV(b),(n)
Term Loan
3-month Term SOFR + 4.000% 04/03/2028	9.419%	1,177,194	1,175,969
1-month Term SOFR + 4.000% 04/03/2028	9.424%	1,125,579	1,124,882
Olympus Water US Holding Corp.(b),(n)
Term Loan
3-month Term SOFR + 3.750% 11/09/2028	9.360%	1,750,000	1,746,833
Tranche B4 Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 11/09/2028	9.566%	775,404	776,373
PMHC II, Inc.(b),(n)
Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 04/23/2029	9.723%	1,117,752	1,090,568
Sparta US Holdco LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 08/02/2028	8.694%	977,544	975,276
Tronox Finance LLC(b),(n)
Term Loan
3-month Term SOFR + 3.500% 08/16/2028	8.848%	478,290	477,693
Windsor Holdings III LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.500% 08/01/2030	9.824%	2,811,563	2,813,756
WR Grace Holdings LLC(b),(n)
Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 09/22/2028	9.360%	1,243,655	1,241,789
Total			20,442,354
Construction Machinery 0.0%
Columbus McKinnon Corp.(b),(n)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 05/14/2028	8.389%	1,116,961	1,117,664
Consumer Cyclical Services 0.6%
8th Avenue Food & Provisions, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.191%	865,794	852,928
The accompanying Notes to Financial Statements are an integral part of this statement.
28
Columbia Strategic Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Allied Universal Holdco LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/12/2028	9.176%	2,377,816	2,366,806
Amentum Government Services Holdings LLC(b),(n)
Tranche 1 1st Lien Term Loan
1-month Term SOFR + 4.000% 01/29/2027	9.441%	949,021	948,233
Tranche 3 1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 02/15/2029	9.320%	1,637,908	1,637,221
APX Group, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 07/10/2028	8.686%	1,750,000	1,749,720
Arches Buyer, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.676%	2,959,293	2,829,824
Argus Media Fleet US(b),(l),(n)
Tranche B Term Loan
1-month Term SOFR + 3.750% 02/21/2031	8.566%	370,061	369,599
Cast & Crew LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	9.076%	1,371,869	1,371,869
Conservice Midco LLC(b),(l),(n)
1st Lien Term Loan
1-month Term SOFR + 4.000% 05/13/2027	9.326%	2,912,712	2,919,994
Corporation Service Co.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 11/02/2029	8.076%	2,103,772	2,102,467
Cushman & Wakefield US Borrower LLC(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/31/2030	8.676%	1,000,000	987,920
Cushman & Wakefield US Borrower LLC(b),(d),(n)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 01/31/2030	9.326%	806,923	804,906
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b),(n)
Tranche B6 Term Loan
1-month Term SOFR + 2.000% 11/09/2029	7.326%	509,276	508,385
Prime Security Services Borrower LLC(b),(l),(n)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.500% 10/13/2030	7.827%	1,919,506	1,917,875
Rosen Group(b),(l),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% 02/24/2031	8.574%	1,740,598	1,741,329
Signal Parent, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 04/03/2028	8.926%	1,825,063	1,720,122
Sotheby’s(b),(n)
Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 01/15/2027	10.076%	2,340,813	2,317,990
TruGreen LP(b),(n)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/02/2027	9.426%	1,073,973	1,036,770
Uber Technologies, Inc.(b),(n)
Term Loan
3-month Term SOFR + 2.750% 03/03/2030	8.135%	2,743,458	2,749,329
WaterBridge Midstream Operating LLC(b),(n)
Term Loan
3-month Term SOFR + 5.750% Floor 1.000% 06/22/2026	11.336%	1,136,569	1,135,864
WW International, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 04/13/2028	8.941%	1,171,875	607,184
Total			32,676,335
Consumer Products 0.3%
Amer Sports Co.(b),(l),(n)
Term Loan
3-month Term SOFR + 3.250% 02/17/2031	8.576%	1,623,244	1,621,214
Bombardier Recreational Products, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.750% 01/22/2031	8.076%	494,894	494,122
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | Semiannual Report 2024
29

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bombardier Recreational Products, Inc.(b),(l),(n)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 12/13/2029	8.076%	2,685,529	2,685,878
Kronos Acquisition Holdings, Inc.(b),(n)
Tranche B1 Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 12/22/2026	9.360%	994,872	994,872
Osmosis Buyer Ltd.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 07/31/2028	9.080%	746,212	743,802
Recess Holdings, Inc.(b),(l),(n)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 1.000% 02/20/2030	9.843%	1,272,164	1,272,164
SRAM LLC(b),(n)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/18/2028	8.191%	1,518,971	1,515,174
SWF Holdings I Corp.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 10/06/2028	9.441%	1,541,438	1,393,552
Thor Industries, Inc. (b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% 11/15/2030	8.071%	945,647	945,647
Topgolf Callaway Brands Corp.(b),(l),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.100% 03/15/2030	8.926%	2,374,023	2,373,786
Weber-Stephen Products LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 10/30/2027	8.691%	2,399,755	2,170,075
Total			16,210,286
Diversified Manufacturing 0.4%
Barnes Group, Inc.(b),(l),(n)
Term Loan
1-month Term SOFR + 3.000% 09/03/2030	8.426%	1,944,423	1,945,395
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DXP Enterprises, Inc.(b),(n)
Term Loan
6-month Term SOFR + 4.750% Floor 1.000% 10/11/2030	10.291%	1,365,992	1,364,285
EMRLD Borrower LP(b),(n)
Tranche B Term Loan
3-month Term SOFR + 2.500% 05/31/2030	7.833%	814,860	812,619
EMRLD Borrower LP(b),(l),(n)
Tranche B Term Loan
3-month Term SOFR + 2.500% 05/31/2030	7.813%	2,068,109	2,062,422
Filtration Group Corp.(b),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/21/2028	8.941%	612,287	612,018
Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 10/21/2028	9.691%	2,026,136	2,026,521
Gates Global LLC(b),(n)
Tranche B3 Term Loan
1-month Term SOFR + 2.500% Floor 0.750% 03/31/2027	7.926%	1,374,183	1,372,575
Husky Injection Molding(b),(l),(n)
Tranche B Term Loan
3-month Term SOFR + 5.000% 02/01/2029	10.335%	1,212,239	1,201,026
Madison IAQ LLC(b),(n)
Term Loan
1-month Term SOFR + 3.250% 06/21/2028	8.685%	2,642,703	2,631,154
TK Elevator Midco GmbH(b),(n)
Tranche B1 Term Loan
6-month Term SOFR + 3.500% Floor 0.500% 07/30/2027	9.081%	2,506,926	2,508,631
Vertiv Group Corp.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 03/02/2027	7.944%	1,431,911	1,433,213
WEC US Holdings Ltd.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% 01/27/2031	8.076%	2,613,477	2,603,258
Total			20,573,117
The accompanying Notes to Financial Statements are an integral part of this statement.
30
Columbia Strategic Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.1%
Calpine Construction Finance Co. LP(b),(n)
Term Loan
1-month Term SOFR + 2.250% 07/31/2030	7.576%	728,838	725,763
Calpine Corp.(b),(n)
Term Loan
1-month Term SOFR + 2.000% 12/16/2027	7.326%	717,949	716,513
1-month Term SOFR + 2.000% 04/05/2031	7.338%	1,350,000	1,340,023
Carroll County Energy LLC(b),(n)
Term Loan
3-month Term SOFR + 3.500% 02/13/2026	8.948%	379,404	372,575
Constellation Renewables LLC(b),(n)
Term Loan
3-month Term SOFR + 2.500% Floor 1.000% 12/15/2027	8.105%	2,609,840	2,595,981
Generation Bridge Northeast LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.250% 08/22/2029	9.576%	1,108,215	1,110,298
Nautilus Power LLC(b),(n)
Term Loan
3-month Term SOFR + 5.250% Floor 2.000% 11/16/2026	10.860%	474,876	400,934
New Frontera Holdings LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 13.000% Floor 1.000% 07/28/2026	18.610%	217,161	241,049
2nd Lien Term Loan
3-month Term SOFR + 1.500% Floor 1.000% 07/28/2028	7.110%	75,277	38,768
Total			7,541,904
Environmental 0.1%
Covanta Holdings Corp. (b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.826%	2,058,264	2,046,531
Tranche C Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.826%	156,923	156,029
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
EnergySolutions LLC/Envirocare of Utah LLC (b),(n)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 09/20/2030	9.313%	1,351,164	1,354,542
Total			3,557,102
Finance Companies 0.0%
Avolon Borrower 1 LLC(b),(n)
Tranche B6 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 06/22/2028	7.320%	736,571	736,218
Food and Beverage 0.2%
Aramark Intermediate HoldCo Corp.(b),(n)
Tranche B5 Term Loan
1-month Term SOFR + 2.500% 04/06/2028	7.941%	1,500,000	1,497,195
Tranche B6 Term Loan
1-month Term SOFR + 2.500% 06/22/2030	7.941%	995,000	992,512
Del Monte Foods, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/16/2029	9.676%	1,699,797	1,531,636
Primary Products Finance LLC(b),(l),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 04/01/2029	8.790%	1,989,596	1,994,350
Triton Water Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 03/31/2028	8.860%	2,098,000	2,059,103
Utz Quality Foods LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.000% 01/20/2028	8.441%	810,931	810,534
Total			8,885,330
Gaming 0.5%
Caesars Entertainment, Inc.(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 02/06/2030	8.663%	2,476,178	2,476,524
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | Semiannual Report 2024
31

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B1 Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 02/06/2031	8.040%	847,368	845,606
Entain PLC(b),(l),(n)
Tranche B2 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 10/31/2029	8.948%	2,761,960	2,765,412
Fertitta Entertainment LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 01/27/2029	9.326%	2,870,365	2,871,456
Flutter Entertainment PLC(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/22/2028	8.863%	175,870	176,065
3-month Term SOFR + 2.250% Floor 0.500% 11/25/2030	7.698%	3,812,548	3,792,685
HRNI Holdings LLC(b),(n)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	9.748%	2,968,061	2,904,989
Light and Wonder International, Inc.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 04/14/2029	8.070%	1,318,468	1,317,914
Ontario Gaming GTA LP(b),(l),(n)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	9.598%	1,650,078	1,647,867
PCI Gaming Authority(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.500% 05/29/2026	7.941%	1,188,266	1,187,767
Penn Entertainment, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/03/2029	8.176%	2,144,949	2,133,453
Scientific Games Holdings LP(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 04/04/2029	8.580%	2,965,593	2,958,179
Total			25,077,917
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.5%
Catalent Pharma Solutions, Inc.(b),(n)
Tranche B4 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 02/22/2028	8.320%	1,988,642	1,993,614
CHG Healthcare Services, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/29/2028	8.691%	763,216	761,407
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(b),(n)
Tranche B 1st Lien Delayed Draw Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 07/06/2029	9.698%	535,865	528,497
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 07/06/2029	9.698%	1,161,042	1,145,077
ICON PLC(b),(n)
Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 07/03/2028	7.860%	1,144,621	1,145,983
3-month Term SOFR + 2.250% Cap 0.500% 07/03/2028	7.860%	285,183	285,522
Medline Borrower LP(b),(n)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/23/2028	8.441%	5,123,177	5,123,433
Parexel(b),(l),(n)
Tranche B Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 11/15/2028	8.691%	2,250,000	2,247,188
Pluto Acquisition I, Inc.(b),(n)
Tranche B Term Loan
3-month Term SOFR + 5.500% 06/20/2028	5.500%	512,904	511,622
3-month Term SOFR + 4.000% 09/20/2028	9.316%	1,911,853	1,577,279
Select Medical Corp.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/06/2027	8.326%	2,405,513	2,401,015
Star Parent, Inc.(b),(n)
Term Loan
3-month Term SOFR + 4.000% 09/27/2030	9.348%	1,542,297	1,522,062
The accompanying Notes to Financial Statements are an integral part of this statement.
32
Columbia Strategic Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Surgery Center Holdings, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.500% 12/19/2030	8.820%	2,822,336	2,825,468
Upstream Newco, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	9.824%	2,487,264	2,332,706
Total			24,400,873
Independent Energy 0.1%
Hamilton Projects Acquiror LLC(b),(n)
Term Loan
1-month Term SOFR + 4.500% Floor 1.000% 06/17/2027	9.941%	2,089,709	2,089,375
Parkway Generation LLC(b),(n)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 02/18/2029	10.324%	2,332,121	2,312,882
Tranche C Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 02/18/2029	10.324%	309,020	306,470
Total			4,708,727
Leisure 0.4%
Alterra Mountain Co.(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 08/17/2028	8.941%	2,620,649	2,620,649
Tranche B3 Term Loan
1-month Term SOFR + 3.750% 05/31/2030	9.176%	428,155	428,155
Carnival Corp.(b),(n)
Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 08/09/2027	8.318%	1,603,465	1,603,802
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 10/18/2028	8.691%	2,355,450	2,357,664
Cinemark USA, Inc.(b),(l),(n)
Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 05/24/2030	9.098%	2,891,364	2,891,972
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Crown Finance US, Inc.(b),(n)
Term Loan
6-month Term SOFR + 8.500% 07/31/2028	14.381%	794,893	803,668
Formula One Management Ltd.(b),(n)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 01/15/2030	7.598%	2,909,923	2,905,558
Life Time, Inc.(b),(n)
Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 01/15/2026	9.824%	1,170,727	1,175,609
Merlin Entertainment(b),(l),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500% 11/12/2029	8.832%	1,115,413	1,111,230
NAI Entertainment Holdings LLC(b),(i),(n)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 1.000% 05/08/2025	8.434%	1,574,566	1,562,269
UFC Holdings LLC(b),(n)
Tranche B3 1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 04/29/2026	8.336%	3,117,984	3,119,449
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(b),(n)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750% 05/18/2025	8.191%	1,300,502	1,298,408
Total			21,878,433
Lodging 0.1%
Hilton Grand Vacations Borrower LLC(b),(l),(n)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/02/2028	8.191%	2,961,294	2,957,592
Playa Resorts Holding BV(b),(n)
Term Loan
1-month Term SOFR + 3.250% 01/05/2029	8.570%	2,414,387	2,412,504
Travel + Leisure Co.(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/14/2029	8.670%	1,574,006	1,574,399
Total			6,944,495
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | Semiannual Report 2024
33

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.6%
AppLovin Corp.(b),(n)
Term Loan
1-month Term SOFR + 3.100% Floor 0.500% 10/25/2028	8.426%	2,342,112	2,342,838
Cengage Learning, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% Floor 1.000% 07/14/2026	10.326%	2,938,355	2,936,533
Clear Channel Outdoor Holdings, Inc.(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% 08/21/2026	9.074%	94,915	94,335
CMG Media Corp.(b),(n)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.500% 12/17/2026	8.948%	1,063,209	889,108
Creative Artists Agency LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500% 11/27/2028	8.826%	2,914,917	2,915,733
Cumulus Media New Holdings, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 1.000% 03/31/2026	9.191%	1,418,469	1,026,617
Dotdash Meredith, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 12/01/2028	9.428%	1,359,626	1,346,030
E.W. Scripps Co. (The)(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 2.563% 05/01/2026	8.003%	2,897,898	2,865,296
Emerald X, Inc.(b),(n)
Term Loan
1-month Term SOFR + 5.000% 05/22/2026	10.426%	1,304,622	1,308,862
Gray Television, Inc.(b),(n)
Tranche E Term Loan
1-month Term SOFR + 2.500% 01/02/2026	7.943%	1,701,415	1,683,874
iHeartCommunications, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.000% 05/01/2026	8.441%	1,108,872	974,421
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lions Gate Capital Holdings LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.250% 03/24/2025	7.676%	1,451,920	1,448,900
Nielsen Consumer, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.750% 03/06/2028	9.076%	1,965,820	1,899,473
Playtika Holding Corp.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	8.191%	3,579,891	3,568,543
Pug LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500% 02/12/2027	8.941%	1,101,156	1,079,914
Sinclair Television Group, Inc.(b),(n)
Tranche B3 Term Loan
1-month Term SOFR + 3.000% 04/01/2028	8.441%	1,221,639	1,019,764
Univision Communications, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 03/15/2026	8.691%	975,000	973,479
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	8.691%	1,978,125	1,969,481
3-month Term SOFR + 4.250% Floor 0.500% 06/24/2029	9.598%	197,000	197,000
Total			30,540,201
Midstream 0.2%
AL GCX Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 05/17/2029	8.572%	1,114,478	1,113,787
CQP Holdco LP(b),(n)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 12/31/2030	8.348%	3,307,527	3,304,649
GIP III Stetson I LP/II(b),(n)
Term Loan
1-month Term SOFR + 4.250% 10/31/2028	9.676%	1,248,206	1,251,327
ITT Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 10/11/2030	8.676%	1,891,374	1,886,645
The accompanying Notes to Financial Statements are an integral part of this statement.
34
Columbia Strategic Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oryx Midstream Services Permian Basin LLC(b),(n)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/05/2028	8.437%	2,010,522	2,007,587
Traverse Midstream Partners LLC(b),(n)
Term Loan
3-month Term SOFR + 3.500% 02/16/2028	8.817%	1,674,101	1,673,682
Whitewater DBR(b),(l),(n)
Tranche B Term Loan
3-month Term SOFR + 2.750% 02/17/2031	8.076%	1,456,327	1,454,507
Total			12,692,184
Oil Field Services 0.0%
ChampionX Corp.(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 06/07/2029	8.176%	997,500	999,246
Lealand Finance Co. BV(b),(d),(n)
Term Loan
1-month Term SOFR + 3.000% 06/28/2024	8.441%	8,649	4,324
Lealand Finance Co. BV(b),(i),(n)
Term Loan
1-month Term SOFR + 1.000% 06/30/2025	6.441%	119,776	46,513
MRC Global US, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.000% 09/20/2024	8.447%	1,017,223	1,015,107
Total			2,065,190
Other Financial Institutions 0.2%
19th Holdings Golf LLC(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	8.674%	1,096,212	1,071,087
Citco Funding LLC(b),(n)
Tranche B Term Loan
6-month Term SOFR + 3.250% Floor 0.500% 04/27/2028	8.422%	822,507	822,852
FinCo I LLC(b),(n)
Term Loan
3-month Term SOFR + 3.000% 06/27/2029	8.313%	938,757	938,288
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Freeport LNG Investments LLLP(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 12/21/2028	9.079%	2,948,757	2,919,741
GIP Pilot Acquisition Partners LP(b),(n)
Term Loan
3-month Term SOFR + 3.000% 10/04/2030	8.327%	2,521,472	2,519,379
IGT Holding IV AB/IFS(b),(l),(n)
Tranche B2 Term Loan
3-month Term SOFR + 3.400% Floor 0.500% 03/31/2028	8.972%	2,810,422	2,812,192
Trans Union LLC(b),(n)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 12/01/2028	7.326%	923,517	922,197
Total			12,005,736
Other Industry 0.1%
Artera Services LLC(b),(n)
Tranche C 1st Lien Term Loan
1-month Term SOFR + 4.500% 02/15/2031	9.814%	302,069	302,825
Hillman Group, Inc. (The)(b),(n)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 07/14/2028	8.191%	1,586,187	1,583,633
WireCo WorldGroup, Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	9.068%	1,145,835	1,144,402
Total			3,030,860
Packaging 0.2%
Charter Next Generation, Inc.(b),(l),(n)
1st Lien Term Loan
1-month Term SOFR + 3.500% 12/01/2027	8.817%	3,637,368	3,634,858
Clydesdale Acquisition Holdings, Inc.(b),(n)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.675% Floor 0.500% 04/13/2029	9.101%	1,492,424	1,490,245
1-month Term SOFR + 3.675% Floor 0.500% 04/13/2029	9.185%	475,974	475,280
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | Semiannual Report 2024
35

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Flint Group Packaging Inks North America Holdings LLC(b),(i),(n)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 0.100% 12/30/2027	5.677%	638,665	491,772
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/30/2027	5.677%	851,694	93,686
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/31/2026	9.827%	1,271,429	1,174,482
Mauser Packaging Solutions Holding Co.(b),(n)
Term Loan
1-month Term SOFR + 4.000% 08/14/2026	9.328%	497,494	498,529
Pactiv Evergreen, Inc.(b),(n)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/24/2028	8.691%	2,141,238	2,143,422
Tosca Services LLC(b),(n)
Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 08/18/2027	9.074%	970,000	806,720
Total			10,808,994
Pharmaceuticals 0.1%
Elanco Animal Health, Inc.(b),(n)
Term Loan
1-month Term SOFR + 1.750% 08/02/2027	7.178%	1,128,175	1,113,204
Jazz Pharmaceuticals PLC(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 05/05/2028	8.441%	2,411,065	2,414,079
Organon & Co.(b),(n)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 06/02/2028	8.432%	1,439,164	1,440,071
Sunshine Luxembourg VII SARL(b),(n)
Tranche B3 Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 10/01/2026	8.948%	3,097,909	3,100,913
Total			8,068,267
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.2%
AssuredPartners, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 02/12/2027	9.076%	778,802	779,191
AssuredPartners, Inc.(b),(l),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	8.823%	1,250,000	1,249,225
Asurion LLC(b),(n)
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	8.691%	817,379	812,042
Broadstreet Partners, Inc.(b),(l),(n)
Tranche B Term Loan
1-month Term SOFR + 3.750% 01/27/2029	9.076%	2,250,000	2,248,830
Hub International Ltd.(b),(n)
Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 06/20/2030	8.574%	2,515,848	2,512,703
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(n)
Term Loan
1-month Term SOFR + 3.750% 02/24/2028	9.076%	2,692,745	2,694,899
USI, Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.250% 09/27/2030	8.598%	1,089,110	1,088,435
Tranche B Term Loan
3-month Term SOFR + 3.000% 11/22/2029	8.348%	1,681,924	1,679,822
Total			13,065,147
Restaurants 0.2%
1011778 BC ULC(b),(n)
Tranche B5 Term Loan
1-month Term SOFR + 2.250% 09/20/2030	7.576%	3,001,024	2,985,479
Carrols Restaurant Group, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% 04/30/2026	8.676%	871,743	871,882
Dave & Buster’s, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.250% 06/29/2029	8.625%	967,731	968,486
The accompanying Notes to Financial Statements are an integral part of this statement.
36
Columbia Strategic Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
IRB Holding Corp.(b),(l),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 12/15/2027	8.176%	3,051,313	3,046,003
Whatabrands LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 08/03/2028	8.691%	3,164,066	3,156,757
Total			11,028,607
Retailers 0.2%
Great Outdoors Group LLC(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 03/06/2028	9.191%	3,785,191	3,784,510
Harbor Freight Tools USA, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/19/2027	8.191%	1,925,536	1,910,883
PetSmart LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.176%	1,925,266	1,916,448
Restoration Hardware, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	8.676%	989,975	964,483
Total			8,576,324
Technology 2.1%
Adeia, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500% 06/08/2028	8.941%	2,880,250	2,871,840
Ascend Learning LLC(b),(l),(n)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.926%	2,878,840	2,826,849
Ascend Learning LLC(b),(n)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.176%	1,753,172	1,683,045
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
athenahealth Group, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	8.576%	3,372,503	3,340,363
Atlas CC Acquisition Corp.(b),(n)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	9.855%	1,694,228	1,509,981
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	9.855%	344,589	307,115
Autodata(b),(l),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 05/30/2026	8.941%	1,354,121	1,349,100
Avaya, Inc.(b),(i),(n)
Term Loan
1-month Term SOFR + 8.500% Floor 1.000% 08/01/2028	6.826%	1,309,441	1,157,454
Barracuda Parent LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	9.813%	2,739,287	2,689,815
Boost Newco Borrower LLC(b),(n)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 01/31/2031	8.326%	2,381,947	2,388,902
Camelot US Acquisition LLC(b),(l),(n)
Term Loan
1-month Term SOFR + 2.750% 01/31/2031	8.076%	2,856,590	2,845,878
Central Parent LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 4.000% 07/06/2029	9.348%	3,856,716	3,864,121
Cloud Software Group, Inc.(b),(n)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.500% 09/29/2028	9.948%	1,643,883	1,625,390
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 03/30/2029	9.948%	1,635,126	1,619,461
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | Semiannual Report 2024
37

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cloudera, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	9.176%	2,410,566	2,398,513
Coherent Corp.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 07/02/2029	8.191%	1,816,831	1,814,106
CoreLogic, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	8.941%	1,947,632	1,890,722
DCert Buyer, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 4.000% 10/16/2026	9.326%	3,042,962	3,017,371
Dun & Bradstreet Corp. (The)(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% 01/18/2029	8.074%	2,882,483	2,874,556
Endurance International Group Holdings, Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 02/10/2028	9.422%	2,091,436	2,042,141
Entegris, Inc.(b),(n)
Tranche B Term Loan
3-month Term SOFR + 2.500% 07/06/2029	7.848%	1,023,098	1,024,254
Everi Holdings, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 08/03/2028	7.941%	1,826,739	1,825,478
Gen Digital, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 09/12/2029	7.426%	1,983,191	1,976,865
GoTo Group, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 4.750% 08/31/2027	10.183%	2,420,033	1,674,373
Term Loan
3-month Term SOFR + 4.750% 04/30/2028	10.183%	410,371	391,904
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Greeneden US Holdings I, LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 12/01/2027	9.191%	260,168	260,819
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(b),(n)
Term Loan
3-month Term SOFR + 3.750% 07/18/2030	9.075%	1,786,602	1,766,502
Idemia Group SAS(b),(l),(n)
Tranche B Term Loan
1-month Term SOFR + 4.750% Floor 0.750% 09/30/2028	4.250%	2,749,713	2,749,713
Idera, Inc.(b),(n)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 03/02/2028	9.206%	2,700,343	2,682,332
Informatica LLC(b),(n)
Term Loan
1-month Term SOFR + 2.750% 10/27/2028	8.191%	2,235,208	2,235,208
Ingram Micro, Inc.(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 06/30/2028	8.610%	2,311,813	2,308,924
ION Trading Finance Ltd.(b),(n)
Term Loan
3-month Term SOFR + 4.750% 04/01/2028	10.198%	1,261,559	1,252,552
Loyalty Ventures, Inc.(n),(o)
Tranche B Term Loan
11/03/2027	14.000%	1,604,304	14,038
Lummus Technology Holdings V LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500% 12/31/2029	8.941%	2,484,333	2,481,575
McAfee Corp.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 03/01/2029	9.178%	3,264,773	3,244,368
Mitchell International, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	9.191%	2,635,864	2,620,576
The accompanying Notes to Financial Statements are an integral part of this statement.
38
Columbia Strategic Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mitnick Corporate Purchaser, Inc.(b),(n)
Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 05/02/2029	9.913%	782,180	742,336
MKS Instruments, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 08/17/2029	7.824%	1,297,820	1,294,342
Natel Engineering Co., Inc.(b),(n)
Term Loan
1-month Term SOFR + 6.250% Floor 1.000% 04/30/2026	11.686%	2,433,312	2,126,106
Neptune BidCo US, Inc.(b),(n)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.750% 10/11/2028	10.173%	931,905	850,531
Nielsen Consumer, Inc.(b),(n)
Term Loan
1-month Term SOFR + 6.250% Floor 0.500% 03/06/2028	11.576%	806,090	794,805
Open Text Corp.(b),(n)
Term Loan
1-month Term SOFR + 2.750% 01/31/2030	8.176%	2,910,288	2,912,121
Peraton Corp.(b),(n)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	9.176%	3,079,158	3,079,158
Tranche B1 2nd Lien Term Loan
3-month Term SOFR + 7.750% Floor 0.750% 02/01/2029	13.176%	995,348	993,895
Presidio Holdings, Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.500% 01/22/2027	8.913%	2,440,335	2,443,385
Proofpoint, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 08/31/2028	8.691%	1,960,000	1,955,649
Rackspace Technology Global, Inc.(b),(n)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 02/15/2028	8.188%	1,205,723	523,416
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Riverbed Technology LLC(b),(i),(n)
Term Loan
3-month Term SOFR + 4.500% 07/01/2028	9.848%	673,341	454,505
Sabre GLBL, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/30/2028	9.676%	209,158	176,826
Tranche B1 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	8.941%	621,744	520,710
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	8.941%	974,056	815,772
Sophia LP(b),(n)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/07/2027	8.926%	2,884,371	2,880,766
Sovos Compliance LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 08/11/2028	9.941%	2,766,594	2,743,078
SS&C Technologies Holdings, Inc.(b),(n)
Tranche B3 Term Loan
1-month Term SOFR + 1.750% 04/16/2025	7.191%	148,603	148,480
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 04/16/2025	7.191%	140,315	140,198
Tranche B5 Term Loan
1-month Term SOFR + 1.750% 04/16/2025	7.191%	1,273,688	1,272,732
Tempo Acquisition LLC(b),(n)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/31/2028	8.076%	2,597,256	2,599,490
UKG, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.500% 02/10/2031	8.814%	1,794,864	1,795,707
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.680%	751,752	758,330
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | Semiannual Report 2024
39

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Verscend Holdings Corp.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 4.000% 08/27/2025	9.441%	2,442,364	2,440,850
Verscend Tech(b),(l),(n)
Tranche B Term Loan
3-month Term SOFR + 3.250% 02/24/2031	3.250%	2,691,392	2,681,299
Virtusa Corp.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/15/2029	9.176%	1,691,434	1,688,609
Total			111,459,300
Transportation Services 0.1%
Brown Group Holding LLC(b),(n)
Tranche B2 Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/02/2029	8.313%	1,277,920	1,275,607
First Student Bidco, Inc.(b),(l),(n)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	8.610%	1,660,663	1,647,510
Tranche C Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	8.610%	503,708	499,719
First Student Bidco, Inc.(b),(n)
Tranche B Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 07/21/2028	9.448%	749,872	748,800
Total			4,171,636
Wireless 0.1%
Altice France SA(b),(d),(n)
Tranche B14 Term Loan
3-month Term SOFR + 5.500% 08/15/2028	10.814%	1,889,484	1,743,049
Crown Subsea Communications Holdings, Inc.(b),(n)
Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 01/30/2031	10.067%	2,471,768	2,481,037
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SBA Senior Finance II LLC(b),(n)
Term Loan
1-month Term SOFR + 2.000% 01/25/2031	7.330%	1,400,939	1,399,482
Total			5,623,568
Total Senior Loans (Cost $500,172,824)			493,613,192

U.S. Government & Agency Obligations 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.
10/20/2026	1.140%	2,000,000	1,817,579
11/30/2026	1.540%	2,500,000	2,292,104
Total U.S. Government & Agency Obligations (Cost $4,500,000)			4,109,683

Call Option Contracts Purchased 0.1%
Value ($)
(Cost $4,755,000)	4,304,475

Put Option Contracts Purchased 0.0%

(Cost $940,000)	1,302,220

Money Market Funds 6.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(p),(q)	363,968,529	363,895,735
Total Money Market Funds (Cost $363,801,243)		363,895,735
Total Investments in Securities (Cost: $6,359,531,596)		6,144,430,792
Other Assets & Liabilities, Net		(750,975,997)
Net Assets		5,393,454,795
At February 29, 2024, securities and/or cash totaling $31,907,052 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
40
Columbia Strategic Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
23,722,000 EUR	25,665,662 USD	Citi	03/26/2024	3,266	—
199,300,000 ZAR	10,562,298 USD	HSBC	03/26/2024	191,019	—
Total				194,285	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	450	03/2024	EUR	59,692,500	—	(908,995)
U.S. Treasury 5-Year Note	6,560	06/2024	USD	701,305,000	1,137,819	—
U.S. Treasury Ultra Bond	673	06/2024	USD	86,059,875	90,420	—
Total					1,228,239	(908,995)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Long Gilt	(399)	06/2024	GBP	(39,137,910)	—	(135,987)
U.S. Long Bond	(2,085)	06/2024	USD	(248,636,250)	—	(347,365)
U.S. Treasury 10-Year Note	(2,224)	06/2024	USD	(245,613,000)	—	(57,264)
U.S. Treasury 2-Year Note	(7,143)	06/2024	USD	(1,462,529,250)	—	(1,480,572)
Total					—	(2,021,188)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	150,000,000	150,000,000	3.75	11/29/2024	4,755,000	4,304,475

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	100,000,000	100,000,000	3.90	08/06/2024	940,000	1,302,220

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 6.230%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/09/2026	MXN	580,000,000	(2,216,128)	—	—	—	(2,216,128)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	211,000,000	(847,110)	—	—	—	(847,110)
SOFR plus 0.262%	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	53,500,000	19,315,417	—	—	19,315,417	—
Total							16,252,179	—	—	19,315,417	(3,063,238)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | Semiannual Report 2024
41

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	13,000,000	1,770,304	(5,416)	3,209,772	—	—	(1,444,884)
Markit CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	11,100,000	2,279,717	(4,625)	2,974,532	—	—	(699,440)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	4,400,000	599,180	(1,833)	651,554	—	—	(54,207)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	4,400,000	599,180	(1,833)	144,050	—	453,297	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	11,150,000	1,781,236	(4,646)	2,557,768	—	—	(781,178)
Total							7,029,617	(18,353)	9,537,676	—	453,297	(2,979,709)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 41	Morgan Stanley	12/20/2028	5.000	Quarterly	USD	50,490,000	(1,669,030)	—	—	—	(1,669,030)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	12.186	USD	18,000,000	(3,461,459)	7,500	—	(2,086,609)	—	(1,367,350)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	12.186	USD	9,500,000	(1,826,882)	3,958	—	(1,987,713)	164,789	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	12.186	USD	9,500,000	(1,826,881)	3,958	—	(1,539,749)	—	(283,174)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	12.186	USD	8,000,000	(1,538,426)	3,333	—	(1,514,897)	—	(20,196)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	25.177	USD	5,000,000	(561,449)	2,083	—	(994,157)	434,791	—
Total								(9,215,097)	20,832	—	(8,123,125)	599,580	(1,670,720)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying Notes to Financial Statements are an integral part of this statement.
42
Columbia Strategic Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	11.494%
SOFR	Secured Overnight Financing Rate	5.310%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 29, 2024, the total value of these securities amounted to $2,389,762,084, which represents 44.31% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of February 29, 2024.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2024, the total value of these securities amounted to $20,794,006, which represents 0.39% of total net assets.

(d)	Valuation based on significant unobservable inputs.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 29, 2024.

(f)	Non-income producing investment.
(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 29, 2024.

(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)	Represents a security purchased on a when-issued basis.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Represents a security purchased on a forward commitment basis.
(m)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(n)
The stated interest rate represents the weighted average interest rate at February 29, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	Represents a security in default.
(p)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(q)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	284,775,725	1,038,340,144	(959,239,098)	18,964	363,895,735	13,831	9,753,415	363,968,529
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | Semiannual Report 2024
43

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Currency Legend (continued)
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	448,631,534	8,224,975	456,856,509
Commercial Mortgage-Backed Securities - Non-Agency	—	121,213,069	—	121,213,069
Common Stocks
Communication Services	33,226	—	—	33,226
Consumer Discretionary	—	3,109	—	3,109
Energy	—	6,891	11,677	18,568
Financials	—	121,174	—	121,174
Health Care	—	136,014	—	136,014
Industrials	—	59,409	—	59,409
The accompanying Notes to Financial Statements are an integral part of this statement.
44
Columbia Strategic Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Information Technology	—	5,856	296,466	302,322
Materials	—	—	1	1
Total Common Stocks	33,226	332,453	308,144	673,823
Convertible Bonds	—	5,741,038	—	5,741,038
Convertible Preferred Stocks
Information Technology	—	—	3,622	3,622
Total Convertible Preferred Stocks	—	—	3,622	3,622
Corporate Bonds & Notes	—	1,967,952,216	—	1,967,952,216
Foreign Government Obligations	—	357,221,756	—	357,221,756
Inflation-Indexed Bonds	—	12,916,655	—	12,916,655
Residential Mortgage-Backed Securities - Agency	—	1,723,751,451	12,569,030	1,736,320,481
Residential Mortgage-Backed Securities - Non-Agency	—	571,911,549	45,886,351	617,797,900
Rights
Communication Services	—	508,418	—	508,418
Total Rights	—	508,418	—	508,418
Senior Loans	—	491,060,913	2,552,279	493,613,192
U.S. Government & Agency Obligations	—	4,109,683	—	4,109,683
Call Option Contracts Purchased	—	4,304,475	—	4,304,475
Put Option Contracts Purchased	—	1,302,220	—	1,302,220
Money Market Funds	363,895,735	—	—	363,895,735
Total Investments in Securities	363,928,961	5,710,957,430	69,544,401	6,144,430,792
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	194,285	—	194,285
Futures Contracts	1,228,239	—	—	1,228,239
Swap Contracts	—	20,368,294	—	20,368,294
Liability
Futures Contracts	(2,930,183)	—	—	(2,930,183)
Swap Contracts	—	(9,382,697)	—	(9,382,697)
Total	362,227,017	5,722,137,312	69,544,401	6,153,908,730
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 08/31/2023 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 02/29/2024 ($)
Asset-Backed Securities — Non-Agency	12,660,753	49,331	—	63,938	—	(4,549,047)	—	—	8,224,975
Common Stocks	10,891	—	—	(346,400)	72	—	643,581	—	308,144
Convertible Preferred Stocks	3,622	—	—	—	—	—	—	—	3,622
Residential Mortgage-Backed Securities — Agency	—	(10,866)	—	10,866	12,569,030	—	—	—	12,569,030
Residential Mortgage-Backed Securities — Non-Agency	65,825,670	—	80,915	908,537	—	(20,928,771)	—	—	45,886,351
Senior Loans	4,299,959	4,005	(1,109,953)	1,161,663	—	(14,613)	2,477,104	(4,265,886)	2,552,279
Total	82,800,895	42,470	(1,029,038)	1,798,604	12,569,102	(25,492,431)	3,120,685	(4,265,886)	69,544,401
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | Semiannual Report 2024
45

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Asset-Backed Securities - Non-Agency, Common Stocks - Information Technology, Common Stocks - Energy, Convertible Preferred Stocks, Residential Mortgage-Backed Securities - Agency, Residential Mortgage-Backed Securities - Non-Agency and Senior Loans classified as Level 3 securities were valued using single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. Common Stocks - Materials securities classified as Level 3 were valued using the market approach.
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
(a) Change in unrealized appreciation (depreciation) relating to securities held at February 29, 2024 was $135,431, which is comprised of Asset-Backed Securities — Non-Agency of $63,938, Common Stocks of ($346,198), Residential Mortgage-Backed Securities — Agency of $10,866, Residential Mortgage-Backed Securities — Non-Agency of $332,300 and Senior Loans of $74,525.
The accompanying Notes to Financial Statements are an integral part of this statement.
46
Columbia Strategic Income Fund  | Semiannual Report 2024

Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $5,990,035,353)	$5,774,928,362
Affiliated issuers (cost $363,801,243)	363,895,735
Option contracts purchased (cost $5,695,000)	5,606,695
Cash	6,082,737
Foreign currency (cost $1,473,127)	1,471,971
Cash collateral held at broker for:
Swap contracts	3,380,000
TBA	7,352,969
Margin deposits on:
Futures contracts	15,169,167
Swap contracts	6,004,916
Unrealized appreciation on forward foreign currency exchange contracts	194,285
Unrealized appreciation on swap contracts	1,052,877
Upfront payments on swap contracts	9,537,676
Receivable for:
Investments sold	20,274,554
Investments sold on a delayed delivery basis	3,010,767
Capital shares sold	6,313,992
Dividends	1,694,471
Interest	41,961,583
Foreign tax reclaims	69,625
Variation margin for futures contracts	898,081
Variation margin for swap contracts	13,581
Prepaid expenses	32,404
Deferred compensation of board members	398,022
Total assets	6,269,344,470
Liabilities
Unrealized depreciation on swap contracts	4,650,429
Upfront receipts on swap contracts	8,123,125
Payable for:
Investments purchased	24,050,890
Investments purchased on a delayed delivery basis	830,836,405
Capital shares redeemed	5,239,975
Variation margin for futures contracts	1,517,939
Variation margin for swap contracts	282,287
Foreign capital gains taxes deferred	13,109
Management services fees	81,656
Distribution and/or service fees	11,208
Transfer agent fees	421,228
Compensation of chief compliance officer	479
Compensation of board members	8,660
Other expenses	112,172
Deferred compensation of board members	540,113
Total liabilities	875,889,675
Net assets applicable to outstanding capital stock	$5,393,454,795
Represented by
Paid in capital	6,206,969,315
Total distributable earnings (loss)	(813,514,520)
Total - representing net assets applicable to outstanding capital stock	$5,393,454,795
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | Semiannual Report 2024
47

Statement of Assets and Liabilities (continued)
February 29, 2024 (Unaudited)
Class A
Net assets	$959,176,186
Shares outstanding	44,495,342
Net asset value per share	$21.56
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$22.64
Advisor Class
Net assets	$256,232,724
Shares outstanding	12,155,938
Net asset value per share	$21.08
Class C
Net assets	$163,118,620
Shares outstanding	7,570,399
Net asset value per share	$21.55
Institutional Class
Net assets	$3,112,425,293
Shares outstanding	147,441,078
Net asset value per share	$21.11
Institutional 2 Class
Net assets	$460,760,776
Shares outstanding	21,808,102
Net asset value per share	$21.13
Institutional 3 Class
Net assets	$426,266,793
Shares outstanding	20,264,295
Net asset value per share	$21.04
Class R
Net assets	$15,474,403
Shares outstanding	712,053
Net asset value per share	$21.73
The accompanying Notes to Financial Statements are an integral part of this statement.
48
Columbia Strategic Income Fund  | Semiannual Report 2024

Statement of Operations
Six Months Ended February 29, 2024 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$9,753,415
Interest	158,031,854
Interfund lending	569
Foreign taxes withheld	(196,615)
Total income	167,589,223
Expenses:
Management services fees	14,174,961
Distribution and/or service fees
Class A	1,166,703
Class C	818,928
Class R	37,357
Transfer agent fees
Class A	452,939
Advisor Class	118,148
Class C	79,467
Institutional Class	1,410,347
Institutional 2 Class	120,356
Institutional 3 Class	14,762
Class R	7,252
Custodian fees	81,028
Printing and postage fees	145,202
Registration fees	129,506
Accounting services fees	26,392
Legal fees	45,930
Interest on collateral	217,960
Compensation of chief compliance officer	479
Compensation of board members	35,102
Deferred compensation of board members	14,361
Other	43,965
Total expenses	19,141,145
Expense reduction	(2,799)
Total net expenses	19,138,346
Net investment income	148,450,877
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(51,174,260)
Investments — affiliated issuers	13,831
Foreign currency translations	573,751
Forward foreign currency exchange contracts	174,603
Futures contracts	3,712,508
Option contracts purchased	(6,859,090)
Option contracts written	894,009
Swap contracts	(1,714,380)
Net realized loss	(54,379,028)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	143,149,338
Investments — affiliated issuers	18,964
Foreign currency translations	3,389
Forward foreign currency exchange contracts	101,419
Futures contracts	2,261,175
Option contracts purchased	6,603,572
Swap contracts	4,865,220
Foreign capital gains tax	2,962
Net change in unrealized appreciation (depreciation)	157,006,039
Net realized and unrealized gain	102,627,011
Net increase in net assets resulting from operations	$251,077,888
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | Semiannual Report 2024
49

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations
Net investment income	$148,450,877	$260,245,761
Net realized loss	(54,379,028)	(362,721,909)
Net change in unrealized appreciation (depreciation)	157,006,039	160,451,989
Net increase in net assets resulting from operations	251,077,888	57,975,841
Distributions to shareholders
Net investment income and net realized gains
Class A	(26,278,783)	(45,862,924)
Advisor Class	(7,308,237)	(12,817,501)
Class C	(3,994,036)	(7,571,149)
Institutional Class	(87,410,576)	(145,715,320)
Institutional 2 Class	(12,922,900)	(19,456,428)
Institutional 3 Class	(12,409,928)	(22,033,485)
Class R	(399,433)	(611,037)
Total distributions to shareholders	(150,723,893)	(254,067,844)
Increase (decrease) in net assets from capital stock activity	279,215,225	(475,268,339)
Total increase (decrease) in net assets	379,569,220	(671,360,342)
Net assets at beginning of period	5,013,885,575	5,685,245,917
Net assets at end of period	$5,393,454,795	$5,013,885,575
The accompanying Notes to Financial Statements are an integral part of this statement.
50
Columbia Strategic Income Fund  | Semiannual Report 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 29, 2024 (Unaudited)		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	3,654,776	77,803,942	6,050,412	128,300,745
Distributions reinvested	1,162,166	24,602,798	2,026,317	42,791,899
Shares redeemed	(4,507,178)	(95,546,616)	(11,331,356)	(238,721,659)
Net increase (decrease)	309,764	6,860,124	(3,254,627)	(67,629,015)
Advisor Class
Shares sold	1,771,179	37,057,091	2,858,154	59,545,498
Distributions reinvested	351,425	7,277,175	617,619	12,762,540
Shares redeemed	(1,830,739)	(37,844,004)	(5,560,482)	(114,626,561)
Net increase (decrease)	291,865	6,490,262	(2,084,709)	(42,318,523)
Class C
Shares sold	912,696	19,422,716	1,266,456	26,885,346
Distributions reinvested	174,693	3,697,087	329,635	6,959,367
Shares redeemed	(1,617,751)	(34,279,094)	(3,331,237)	(70,438,172)
Net decrease	(530,362)	(11,159,291)	(1,735,146)	(36,593,459)
Institutional Class
Shares sold	33,173,584	690,302,659	52,531,053	1,091,229,779
Distributions reinvested	3,669,583	76,118,857	6,077,575	125,786,754
Shares redeemed	(26,239,508)	(543,725,708)	(72,656,181)	(1,503,828,463)
Net increase (decrease)	10,603,659	222,695,808	(14,047,553)	(286,811,930)
Institutional 2 Class
Shares sold	4,523,685	93,778,237	7,880,443	163,847,060
Distributions reinvested	616,336	12,798,611	932,057	19,305,845
Shares redeemed	(2,892,132)	(60,036,742)	(8,546,647)	(177,443,939)
Net increase	2,247,889	46,540,106	265,853	5,708,966
Institutional 3 Class
Shares sold	2,611,207	54,394,572	5,299,189	109,538,540
Distributions reinvested	303,335	6,267,650	554,042	11,428,153
Shares redeemed	(2,564,638)	(53,098,636)	(8,313,100)	(171,245,534)
Net increase (decrease)	349,904	7,563,586	(2,459,869)	(50,278,841)
Class R
Shares sold	80,330	1,718,994	238,374	5,072,856
Distributions reinvested	18,665	398,375	28,608	609,069
Shares redeemed	(88,610)	(1,892,739)	(141,822)	(3,027,462)
Net increase	10,385	224,630	125,160	2,654,463
Total net increase (decrease)	13,283,104	279,215,225	(23,190,891)	(475,268,339)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | Semiannual Report 2024
51

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/29/2024 (Unaudited)	$21.13	0.60	0.43	1.03	(0.60)	—	(0.60)
Year Ended 8/31/2023	$21.84	1.06	(0.74)	0.32	(1.03)	—	(1.03)
Year Ended 8/31/2022	$25.20	0.78	(3.15)	(2.37)	(0.71)	(0.28)	(0.99)
Year Ended 8/31/2021(e)	$24.32	0.79	0.86	1.65	(0.77)	—	(0.77)
Year Ended 8/31/2020(e)	$24.06	0.84	0.26	1.10	(0.84)	—	(0.84)
Year Ended 8/31/2019(e)	$23.57	1.00	0.57	1.57	(0.92)	(0.16)	(1.08)
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$20.67	0.61	0.42	1.03	(0.62)	—	(0.62)
Year Ended 8/31/2023	$21.39	1.09	(0.73)	0.36	(1.08)	—	(1.08)
Year Ended 8/31/2022	$24.70	0.82	(3.08)	(2.26)	(0.77)	(0.28)	(1.05)
Year Ended 8/31/2021(e)	$23.85	0.83	0.85	1.68	(0.83)	—	(0.83)
Year Ended 8/31/2020(e)	$23.62	0.88	0.23	1.11	(0.88)	—	(0.88)
Year Ended 8/31/2019(e)	$23.16	1.04	0.54	1.58	(0.96)	(0.16)	(1.12)
Class C
Six Months Ended 2/29/2024 (Unaudited)	$21.12	0.52	0.43	0.95	(0.52)	—	(0.52)
Year Ended 8/31/2023	$21.83	0.90	(0.74)	0.16	(0.87)	—	(0.87)
Year Ended 8/31/2022	$25.19	0.60	(3.15)	(2.55)	(0.53)	(0.28)	(0.81)
Year Ended 8/31/2021(e)	$24.31	0.60	0.86	1.46	(0.58)	—	(0.58)
Year Ended 8/31/2020(e)	$24.06	0.64	0.29	0.93	(0.68)	—	(0.68)
Year Ended 8/31/2019(e)	$23.57	0.80	0.57	1.37	(0.72)	(0.16)	(0.88)
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$20.70	0.61	0.42	1.03	(0.62)	—	(0.62)
Year Ended 8/31/2023	$21.42	1.09	(0.73)	0.36	(1.08)	—	(1.08)
Year Ended 8/31/2022	$24.73	0.82	(3.09)	(2.27)	(0.76)	(0.28)	(1.04)
Year Ended 8/31/2021(e)	$23.88	0.84	0.84	1.68	(0.83)	—	(0.83)
Year Ended 8/31/2020(e)	$23.65	0.88	0.23	1.11	(0.88)	—	(0.88)
Year Ended 8/31/2019(e)	$23.18	1.04	0.55	1.59	(0.96)	(0.16)	(1.12)
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$20.72	0.61	0.43	1.04	(0.63)	—	(0.63)
Year Ended 8/31/2023	$21.44	1.11	(0.74)	0.37	(1.09)	—	(1.09)
Year Ended 8/31/2022	$24.75	0.83	(3.09)	(2.26)	(0.77)	(0.28)	(1.05)
Year Ended 8/31/2021(e)	$23.90	0.85	0.83	1.68	(0.83)	—	(0.83)
Year Ended 8/31/2020(e)	$23.66	0.88	0.28	1.16	(0.92)	—	(0.92)
Year Ended 8/31/2019(e)	$23.19	1.04	0.55	1.59	(0.96)	(0.16)	(1.12)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/29/2024 (Unaudited)	$21.56	4.94%	0.93% (c)	0.93% (c),(d)	5.66%	175%	$959,176
Year Ended 8/31/2023	$21.13	1.56%	0.94% (c)	0.94% (c),(d)	5.02%	295%	$933,577
Year Ended 8/31/2022	$21.84	(9.64% )	0.92% (c)	0.92% (c),(d)	3.30%	136%	$1,036,081
Year Ended 8/31/2021(e)	$25.20	6.84%	0.92% (c)	0.92% (c),(d)	3.17%	126%	$1,191,823
Year Ended 8/31/2020(e)	$24.32	4.84%	0.93% (c)	0.93% (c),(d)	3.51%	173%	$1,101,890
Year Ended 8/31/2019(e)	$24.06	6.75%	0.95% (c)	0.95% (c)	4.20%	179%	$1,101,847
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$21.08	5.08%	0.68% (c)	0.68% (c),(d)	5.91%	175%	$256,233
Year Ended 8/31/2023	$20.67	1.80%	0.69% (c)	0.69% (c),(d)	5.26%	295%	$245,265
Year Ended 8/31/2022	$21.39	(9.40% )	0.67% (c)	0.67% (c),(d)	3.54%	136%	$298,389
Year Ended 8/31/2021(e)	$24.70	7.16%	0.67% (c)	0.67% (c),(d)	3.39%	126%	$371,251
Year Ended 8/31/2020(e)	$23.85	5.02%	0.68% (c)	0.68% (c),(d)	3.76%	173%	$194,094
Year Ended 8/31/2019(e)	$23.62	6.96%	0.70% (c)	0.70% (c)	4.42%	179%	$285,983
Class C
Six Months Ended 2/29/2024 (Unaudited)	$21.55	4.56%	1.68% (c)	1.68% (c),(d)	4.91%	175%	$163,119
Year Ended 8/31/2023	$21.12	0.81%	1.69% (c)	1.69% (c),(d)	4.26%	295%	$171,092
Year Ended 8/31/2022	$21.83	(10.31% )	1.67% (c)	1.67% (c),(d)	2.53%	136%	$214,760
Year Ended 8/31/2021(e)	$25.19	6.01%	1.67% (c)	1.67% (c),(d)	2.42%	126%	$284,727
Year Ended 8/31/2020(e)	$24.31	4.06%	1.69% (c)	1.69% (c),(d)	2.76%	173%	$280,497
Year Ended 8/31/2019(e)	$24.06	5.97%	1.70% (c)	1.70% (c)	3.45%	179%	$282,018
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$21.11	5.07%	0.68% (c)	0.68% (c),(d)	5.91%	175%	$3,112,425
Year Ended 8/31/2023	$20.70	1.80%	0.69% (c)	0.69% (c),(d)	5.27%	295%	$2,832,856
Year Ended 8/31/2022	$21.42	(9.39% )	0.67% (c)	0.67% (c),(d)	3.54%	136%	$3,231,980
Year Ended 8/31/2021(e)	$24.73	7.11%	0.67% (c)	0.67% (c),(d)	3.41%	126%	$3,902,593
Year Ended 8/31/2020(e)	$23.88	5.02%	0.68% (c)	0.68% (c),(d)	3.76%	173%	$3,083,643
Year Ended 8/31/2019(e)	$23.65	6.96%	0.70% (c)	0.70% (c)	4.44%	179%	$2,843,762
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$21.13	5.09%	0.64% (c)	0.64% (c)	5.94%	175%	$460,761
Year Ended 8/31/2023	$20.72	1.84%	0.64% (c)	0.64% (c)	5.32%	295%	$405,286
Year Ended 8/31/2022	$21.44	(9.35% )	0.63% (c)	0.63% (c)	3.60%	136%	$413,637
Year Ended 8/31/2021(e)	$24.75	7.23%	0.63% (c)	0.63% (c)	3.44%	126%	$475,594
Year Ended 8/31/2020(e)	$23.90	5.06%	0.64% (c)	0.64% (c)	3.80%	173%	$287,777
Year Ended 8/31/2019(e)	$23.66	7.00%	0.66% (c)	0.66% (c)	4.49%	179%	$287,753
The accompanying Notes to Financial Statements are an integral part of this statement.
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Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$20.63	0.62	0.42	1.04	(0.63)	—	(0.63)
Year Ended 8/31/2023	$21.35	1.11	(0.73)	0.38	(1.10)	—	(1.10)
Year Ended 8/31/2022	$24.66	0.84	(3.09)	(2.25)	(0.78)	(0.28)	(1.06)
Year Ended 8/31/2021(e)	$23.81	0.86	0.84	1.70	(0.85)	—	(0.85)
Year Ended 8/31/2020(e)	$23.58	0.88	0.27	1.15	(0.92)	—	(0.92)
Year Ended 8/31/2019(e)	$23.12	1.04	0.58	1.62	(1.00)	(0.16)	(1.16)
Class R
Six Months Ended 2/29/2024 (Unaudited)	$21.30	0.57	0.43	1.00	(0.57)	—	(0.57)
Year Ended 8/31/2023	$22.01	1.02	(0.76)	0.26	(0.97)	—	(0.97)
Year Ended 8/31/2022	$25.38	0.72	(3.16)	(2.44)	(0.65)	(0.28)	(0.93)
Year Ended 8/31/2021(e)	$24.49	0.73	0.86	1.59	(0.70)	—	(0.70)
Year Ended 8/31/2020(e)	$24.23	0.80	0.26	1.06	(0.80)	—	(0.80)
Year Ended 8/31/2019(e)	$23.73	0.92	0.58	1.50	(0.84)	(0.16)	(1.00)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	2/29/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019
Class A	0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Advisor Class	0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%	0.01%
Class C	0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional Class	0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional 2 Class	0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional 3 Class	0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class R	0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$21.04	5.14%	0.59% (c)	0.59% (c)	6.00%	175%	$426,267
Year Ended 8/31/2023	$20.63	1.89%	0.60% (c)	0.60% (c)	5.36%	295%	$410,866
Year Ended 8/31/2022	$21.35	(9.34% )	0.59% (c)	0.59% (c)	3.67%	136%	$477,713
Year Ended 8/31/2021(e)	$24.66	7.26%	0.59% (c)	0.59% (c)	3.50%	126%	$416,355
Year Ended 8/31/2020(e)	$23.81	5.13%	0.60% (c)	0.60% (c)	3.84%	173%	$322,913
Year Ended 8/31/2019(e)	$23.58	7.08%	0.60% (c)	0.60% (c)	4.55%	179%	$192,494
Class R
Six Months Ended 2/29/2024 (Unaudited)	$21.73	4.77%	1.18% (c)	1.18% (c),(d)	5.41%	175%	$15,474
Year Ended 8/31/2023	$21.30	1.30%	1.19% (c)	1.19% (c),(d)	4.80%	295%	$14,943
Year Ended 8/31/2022	$22.01	(9.83% )	1.17% (c)	1.17% (c),(d)	3.02%	136%	$12,686
Year Ended 8/31/2021(e)	$25.38	6.62%	1.17% (c)	1.17% (c),(d)	2.89%	126%	$16,920
Year Ended 8/31/2020(e)	$24.49	4.38%	1.18% (c)	1.18% (c),(d)	3.26%	173%	$8,053
Year Ended 8/31/2019(e)	$24.23	6.62%	1.20% (c)	1.20% (c)	3.95%	179%	$9,287
The accompanying Notes to Financial Statements are an integral part of this statement.
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Notes to Financial Statements
February 29, 2024 (Unaudited)
Note 1. Organization
Columbia Strategic Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
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Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
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Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from
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Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other
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Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the central counterparty stands between the Fund and the relevant
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Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
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Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings. These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 29, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,052,877 *
Credit risk	Upfront payments on swap contracts	9,537,676
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	194,285
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,228,239 *
Interest rate risk	Investments, at value — Option contracts purchased	5,606,695
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	19,315,417 *
Total		36,935,189

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	6,319,459 *
Credit risk	Upfront receipts on swap contracts	8,123,125
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,930,183 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	3,063,238 *
Total		20,436,005

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

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Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 29, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(1,585,359)	(1,585,359)
Foreign exchange risk	174,603	—	—	—	—	174,603
Interest rate risk	—	3,712,508	(6,859,090)	894,009	(129,021)	(2,381,594)
Total	174,603	3,712,508	(6,859,090)	894,009	(1,714,380)	(3,792,350)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	3,752,565	3,752,565
Foreign exchange risk	101,419	—	—	—	101,419
Interest rate risk	—	2,261,175	6,603,572	1,112,655	9,977,402
Total	101,419	2,261,175	6,603,572	4,865,220	13,831,386
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended February 29, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	2,088,508,058
Futures contracts — short	2,506,540,629
Credit default swap contracts — buy protection	88,486,451
Credit default swap contracts — sell protection	72,192,308

Derivative instrument	Average value ($)
Option contracts purchased	3,539,578
Option contracts written	(469,358)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	272,483	(282,194)
Interest rate swap contracts	20,242,061	(3,453,260)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for
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Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
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Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 29, 2024:
	Citi ($) (a)	Citi ($) (a)	Goldman Sachs International ($)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Total ($)
Assets
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	-	13,581	13,581
Forward foreign currency exchange contracts	3,266	-	-	191,019	-	-	-	194,285
Call option contracts purchased	-	-	-	-	-	4,304,475	-	4,304,475
Put option contracts purchased	1,302,220	-	-	-	-	-	-	1,302,220
OTC credit default swap contracts (c)	-	6,184,304	651,554	-	762,136	2,992,559	-	10,590,553
Total assets	1,305,486	6,184,304	651,554	191,019	762,136	7,297,034	13,581	16,405,114
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	-	72,393	72,393
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	-	209,894	209,894
OTC credit default swap contracts (c)	-	5,598,283	54,207	-	3,810,636	3,310,428	-	12,773,554
Total liabilities	-	5,598,283	54,207	-	3,810,636	3,310,428	282,287	13,055,841
Total financial and derivative net assets	1,305,486	586,021	597,347	191,019	(3,048,500)	3,986,606	(268,706)	3,349,273
Total collateral received (pledged) (d)	1,280,000	459,000	590,000	-	(3,048,500)	3,947,000	(268,706)	2,958,794
Net amount (e)	25,486	127,021	7,347	191,019	-	39,606	-	390,479

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Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
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Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
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Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.60% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2024 was 0.557% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
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Columbia Strategic Income Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
For the six months ended February 29, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.10
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2024, these minimum account balance fees reduced total expenses of the Fund by $2,799.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 29, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00(a)	518,345
Class C	—	1.00 (b)	6,847

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Strategic Income Fund  | Semiannual Report 2024
69

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2024 through December 31, 2024	Prior to January 1, 2024
Class A	0.93%	0.96%
Advisor Class	0.68	0.71
Class C	1.68	1.71
Institutional Class	0.68	0.71
Institutional 2 Class	0.64	0.67
Institutional 3 Class	0.59	0.62
Class R	1.18	1.21
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 29, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
6,360,946,000	91,808,000	(297,430,000)	(205,622,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(168,577,382)	(372,460,544)	(541,037,926)
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Columbia Strategic Income Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $10,217,625,122 and $10,366,748,484, respectively, for the six months ended February 29, 2024, of which $8,818,254,776 and $8,767,283,622, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 29, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	700,000	5.86	5
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 29, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in
Columbia Strategic Income Fund  | Semiannual Report 2024
71

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended February 29, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
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Columbia Strategic Income Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At February 29, 2024, affiliated shareholders of record owned 24.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Strategic Income Fund  | Semiannual Report 2024
73

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
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Columbia Strategic Income Fund  | Semiannual Report 2024

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Columbia Strategic Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR232_08_P01_(04/24)

Columbia International Dividend Income Fund
Semiannual Report
February 29, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Columbia International Dividend Income Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia International Dividend Income Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income and capital appreciation.

Portfolio management
Jonathan Crown
Co-Portfolio Manager
Managed Fund since 2016
Georgina Hellyer, CFA
Co-Portfolio Manager
Managed Fund since 2018
Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended February 29, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	8.65	14.48	6.47	4.32
	Including sales charges		2.38	7.91	5.21	3.70
Advisor Class		03/19/13	8.78	14.77	6.74	4.58
Class C	Excluding sales charges	10/13/03	8.22	13.58	5.67	3.54
	Including sales charges		7.22	12.58	5.67	3.54
Institutional Class		11/09/00	8.79	14.75	6.73	4.58
Institutional 2 Class		01/08/14	8.88	14.88	6.88	4.74
Institutional 3 Class		07/15/09	8.83	14.91	6.92	4.79
Class R		09/27/10	8.49	14.12	6.18	4.05
MSCI ACWI ex USA Index (Net)			7.90	12.51	5.44	3.96
MSCI ACWI ex USA Value Index (Net)			7.26	11.83	4.54	2.89
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Fund’s performance prior to September 2020 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The MSCI ACWI ex USA Index (Net) captures a large- and mid-cap representation across 22 of 23 developed market countries (excluding the United States) and 24 emerging market countries. The index covers approximately 85% of the global equity opportunity set outside the United States.
The MSCI ACWI ex USA Value Index (Net) captures large- and mid-cap securities exhibiting overall value style characteristics across 22 developed and 24 emerging market countries.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI ex USA Index (Net) and MSCI ACWI ex USA Value Index (Net) which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia International Dividend Income Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Equity sector breakdown (%) (at February 29, 2024)
Communication Services	6.1
Consumer Discretionary	5.7
Consumer Staples	7.2
Energy	6.0
Financials	17.9
Health Care	10.3
Industrials	16.7
Information Technology	16.5
Materials	10.6
Utilities	3.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Country breakdown (%) (at February 29, 2024)
Australia	1.4
Canada	8.6
Denmark	2.4
France	10.2
Germany	11.6
Hong Kong	4.0
Indonesia	1.2
Ireland	4.5
Japan	6.2
Mexico	2.0
Netherlands	2.8
Norway	0.9
Singapore	0.9
South Korea	3.8
Spain	2.6
Sweden	1.4
Switzerland	5.0
Taiwan	5.9
United Kingdom	15.3
United States(a)	9.3
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4
Columbia International Dividend Income Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2023 — February 29, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,086.50	1,018.65	6.48	6.27	1.25
Advisor Class	1,000.00	1,000.00	1,087.80	1,019.89	5.19	5.02	1.00
Class C	1,000.00	1,000.00	1,082.20	1,014.92	10.35	10.02	2.00
Institutional Class	1,000.00	1,000.00	1,087.90	1,019.89	5.19	5.02	1.00
Institutional 2 Class	1,000.00	1,000.00	1,088.80	1,020.59	4.47	4.32	0.86
Institutional 3 Class	1,000.00	1,000.00	1,088.30	1,020.84	4.21	4.07	0.81
Class R	1,000.00	1,000.00	1,084.90	1,017.40	7.78	7.52	1.50
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia International Dividend Income Fund  | Semiannual Report 2024
5

Portfolio of Investments
February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.3%
Issuer	Shares	Value ($)
Australia 1.4%
Telstra Corp., Ltd.	3,068,570	7,624,519
Canada 8.5%
Canadian National Railway Co.	103,116	13,370,167
Manulife Financial Corp.	486,247	11,540,372
Nutrien Ltd.	169,317	8,837,944
Royal Bank of Canada	54,890	5,330,658
TC Energy Corp.	212,045	8,387,117
Total		47,466,258
Denmark 2.4%
Novo Nordisk A/S	76,733	9,159,287
Tryg AS	194,829	4,143,277
Total		13,302,564
France 10.2%
AXA SA	370,428	13,187,947
BNP Paribas SA	186,546	11,196,502
Capgemini SE	17,154	4,172,605
Cie de Saint-Gobain SA	133,221	10,270,095
Schneider Electric SE	31,038	7,054,700
TotalEnergies SE	166,901	10,638,136
Total		56,519,985
Germany 11.6%
Adidas AG	59,014	11,937,368
Deutsche Telekom AG, Registered Shares	562,925	13,380,159
E.ON SE	587,320	7,499,669
SAP SE	72,248	13,538,799
Siemens AG, Registered Shares	90,977	18,010,622
Total		64,366,617
Hong Kong 3.9%
AIA Group Ltd.	1,464,000	11,801,578
ASMPT Ltd.	231,200	2,835,560
Hong Kong Exchanges and Clearing Ltd.	238,000	7,330,062
Total		21,967,200
Indonesia 1.2%
PT Bank Rakyat Indonesia Persero Tbk	17,184,852	6,696,662
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 4.5%
Bank of Ireland Group PLC	940,851	8,216,440
CRH PLC	90,324	7,523,115
Smurfit Kappa Group PLC	219,610	9,403,093
Total		25,142,648
Japan 6.2%
SMC Corp.	24,500	14,787,619
Tokyo Electron Ltd.	30,000	7,443,267
Toyota Motor Corp.	507,100	12,214,227
Total		34,445,113
Mexico 2.0%
Grupo Financiero Banorte SAB de CV, Class O	1,071,789	11,086,225
Netherlands 2.8%
Akzo Nobel NV	100,448	7,321,567
Shell PLC	262,541	8,248,836
Total		15,570,403
Norway 0.9%
Equinor ASA	192,692	4,747,696
Singapore 0.9%
DBS Group Holdings Ltd.	213,700	5,298,752
South Korea 3.8%
Samsung Electronics Co., Ltd.	380,639	21,008,578
Spain 2.6%
Iberdrola SA	722,079	8,293,191
Industria de Diseno Textil SA	140,905	6,268,598
Total		14,561,789
Sweden 1.4%
Sandvik AB	347,957	7,835,045
Switzerland 5.0%
DSM-Firmenich AG	86,617	9,282,611
Nestlé SA, Registered Shares	104,219	10,809,304
Novartis AG, ADR	76,142	7,688,058
Total		27,779,973
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia International Dividend Income Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 5.8%
MediaTek, Inc.	307,000	11,078,500
Taiwan Semiconductor Manufacturing Co., Ltd.	975,000	21,366,659
Total		32,445,159
United Kingdom 15.2%
Anglo American PLC	444,854	9,585,256
Ashtead Group PLC	60,512	4,352,313
BT Group PLC	5,494,839	7,253,040
ConvaTec Group PLC	1,754,258	5,459,838
Diageo PLC	211,187	7,912,186
Experian PLC	216,118	9,255,377
GSK PLC	564,773	11,814,181
Reckitt Benckiser Group PLC	141,098	8,914,985
RELX PLC	106,218	4,651,112
Unilever PLC	221,125	10,823,702
WPP PLC	499,254	4,466,583
Total		84,488,573
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 6.0%
Linde PLC	10,935	4,907,847
Medtronic PLC	108,104	9,011,549
Roche Holding AG, Genusschein Shares	46,937	12,272,206
TE Connectivity Ltd.	48,385	6,946,151
Total		33,137,753
Total Common Stocks (Cost $467,133,890)		535,491,512

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(a),(b)	18,161,767	18,158,135
Total Money Market Funds (Cost $18,157,404)		18,158,135
Total Investments in Securities (Cost $485,291,294)		553,649,647
Other Assets & Liabilities, Net		2,262,453
Net Assets		$555,912,100
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	23,424,355	49,835,101	(55,098,445)	(2,876)	18,158,135	3,771	354,631	18,161,767
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Fair value measurements   (continued)
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	7,624,519	—	7,624,519
Canada	47,466,258	—	—	47,466,258
Denmark	—	13,302,564	—	13,302,564
France	—	56,519,985	—	56,519,985
Germany	—	64,366,617	—	64,366,617
Hong Kong	—	21,967,200	—	21,967,200
Indonesia	—	6,696,662	—	6,696,662
Ireland	—	25,142,648	—	25,142,648
Japan	—	34,445,113	—	34,445,113
Mexico	11,086,225	—	—	11,086,225
Netherlands	—	15,570,403	—	15,570,403
Norway	—	4,747,696	—	4,747,696
Singapore	—	5,298,752	—	5,298,752
South Korea	—	21,008,578	—	21,008,578
Spain	—	14,561,789	—	14,561,789
Sweden	—	7,835,045	—	7,835,045
Switzerland	7,688,058	20,091,915	—	27,779,973
Taiwan	—	32,445,159	—	32,445,159
United Kingdom	—	84,488,573	—	84,488,573
United States	20,865,547	12,272,206	—	33,137,753
Total Common Stocks	87,106,088	448,385,424	—	535,491,512
Money Market Funds	18,158,135	—	—	18,158,135
Total Investments in Securities	105,264,223	448,385,424	—	553,649,647
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia International Dividend Income Fund  | Semiannual Report 2024

Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $467,133,890)	$535,491,512
Affiliated issuers (cost $18,157,404)	18,158,135
Receivable for:
Capital shares sold	325,369
Dividends	784,361
Foreign tax reclaims	1,723,971
Expense reimbursement due from Investment Manager	1,087
Prepaid expenses	3,993
Deferred compensation of board members	187,045
Other assets	21,869
Total assets	556,697,342
Liabilities
Payable for:
Capital shares redeemed	498,387
Management services fees	11,607
Distribution and/or service fees	650
Transfer agent fees	37,751
Compensation of chief compliance officer	51
Compensation of board members	2,097
Other expenses	25,613
Deferred compensation of board members	209,086
Total liabilities	785,242
Net assets applicable to outstanding capital stock	$555,912,100
Represented by
Paid in capital	481,377,379
Total distributable earnings (loss)	74,534,721
Total - representing net assets applicable to outstanding capital stock	$555,912,100
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund  | Semiannual Report 2024
9

Statement of Assets and Liabilities (continued)
February 29, 2024 (Unaudited)
Class A
Net assets	$86,830,982
Shares outstanding	4,431,221
Net asset value per share	$19.60
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$20.80
Advisor Class
Net assets	$11,411,176
Shares outstanding	576,148
Net asset value per share	$19.81
Class C
Net assets	$1,800,656
Shares outstanding	99,809
Net asset value per share	$18.04
Institutional Class
Net assets	$346,219,907
Shares outstanding	17,592,425
Net asset value per share	$19.68
Institutional 2 Class
Net assets	$31,409,652
Shares outstanding	1,601,300
Net asset value per share	$19.62
Institutional 3 Class
Net assets	$77,656,326
Shares outstanding	3,951,264
Net asset value per share	$19.65
Class R
Net assets	$583,401
Shares outstanding	29,838
Net asset value per share	$19.55
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia International Dividend Income Fund  | Semiannual Report 2024

Statement of Operations
Six Months Ended February 29, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$5,574,296
Dividends — affiliated issuers	354,631
Foreign taxes withheld	(621,001)
Total income	5,307,926
Expenses:
Management services fees	2,054,437
Distribution and/or service fees
Class A	102,023
Class C	8,642
Class R	1,371
Transfer agent fees
Class A	95,906
Advisor Class	17,972
Class C	2,031
Institutional Class	389,871
Institutional 2 Class	9,108
Institutional 3 Class	2,092
Class R	644
Custodian fees	37,735
Printing and postage fees	21,874
Registration fees	55,636
Accounting services fees	18,607
Legal fees	10,470
Interest on interfund lending	81
Compensation of chief compliance officer	51
Compensation of board members	8,638
Deferred compensation of board members	3,113
Other	8,909
Total expenses	2,849,211
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(126,413)
Expense reduction	(39,763)
Total net expenses	2,683,035
Net investment income	2,624,891
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,908,662
Investments — affiliated issuers	3,771
Foreign currency translations	(47,543)
Net realized gain	7,864,890
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	34,812,292
Investments — affiliated issuers	(2,876)
Foreign currency translations	9,406
Net change in unrealized appreciation (depreciation)	34,818,822
Net realized and unrealized gain	42,683,712
Net increase in net assets resulting from operations	$45,308,603
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund  | Semiannual Report 2024
11

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations
Net investment income	$2,624,891	$11,409,609
Net realized gain	7,864,890	9,417,959
Net change in unrealized appreciation (depreciation)	34,818,822	50,187,865
Net increase in net assets resulting from operations	45,308,603	71,015,433
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,842,124)	(1,603,226)
Advisor Class	(371,070)	(293,645)
Class C	(35,918)	(21,016)
Institutional Class	(7,860,978)	(7,431,876)
Institutional 2 Class	(787,338)	(408,931)
Institutional 3 Class	(1,784,040)	(1,415,310)
Class R	(11,810)	(5,006)
Total distributions to shareholders	(12,693,278)	(11,179,010)
Increase (decrease) in net assets from capital stock activity	(17,914,307)	39,107,918
Total increase in net assets	14,701,018	98,944,341
Net assets at beginning of period	541,211,082	442,266,741
Net assets at end of period	$555,912,100	$541,211,082
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia International Dividend Income Fund  | Semiannual Report 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 29, 2024 (Unaudited)		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	248,437	4,641,862	508,728	8,934,122
Distributions reinvested	92,155	1,721,941	86,343	1,493,565
Shares redeemed	(273,278)	(5,083,728)	(622,930)	(10,991,239)
Net increase (decrease)	67,314	1,280,075	(27,859)	(563,552)
Advisor Class
Shares sold	90,184	1,709,714	952,944	17,165,564
Distributions reinvested	19,810	371,016	16,319	293,595
Shares redeemed	(637,311)	(11,745,518)	(153,538)	(2,804,765)
Net increase (decrease)	(527,317)	(9,664,788)	815,725	14,654,394
Class C
Shares sold	16,894	284,294	23,160	384,562
Distributions reinvested	2,083	35,917	1,310	21,016
Shares redeemed	(16,435)	(281,663)	(29,269)	(448,813)
Net increase (decrease)	2,542	38,548	(4,799)	(43,235)
Institutional Class
Shares sold	375,810	7,103,639	839,836	14,914,305
Distributions reinvested	405,485	7,603,186	414,584	7,179,572
Shares redeemed	(1,099,110)	(20,632,637)	(1,948,895)	(34,483,776)
Net decrease	(317,815)	(5,925,812)	(694,475)	(12,389,899)
Institutional 2 Class
Shares sold	74,178	1,392,507	1,329,300	24,877,218
Distributions reinvested	41,884	780,769	23,809	408,780
Shares redeemed	(399,128)	(7,490,998)	(598,488)	(9,781,505)
Net increase (decrease)	(283,066)	(5,317,722)	754,621	15,504,493
Institutional 3 Class
Shares sold	243,609	4,555,945	1,501,345	26,894,743
Distributions reinvested	95,313	1,783,985	81,037	1,415,256
Shares redeemed	(249,887)	(4,685,774)	(381,422)	(6,757,809)
Net increase	89,035	1,654,156	1,200,960	21,552,190
Class R
Shares sold	1,203	22,218	22,101	406,037
Distributions reinvested	633	11,810	282	5,006
Shares redeemed	(670)	(12,792)	(971)	(17,516)
Net increase	1,166	21,236	21,412	393,527
Total net increase (decrease)	(968,141)	(17,914,307)	2,065,585	39,107,918
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund  | Semiannual Report 2024
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/29/2024 (Unaudited)	$18.45	0.07	1.50	1.57	(0.24)	(0.18)	(0.42)
Year Ended 8/31/2023	$16.22	0.37	2.23	2.60	(0.37)	—	(0.37)
Year Ended 8/31/2022	$21.61	0.35 (e)	(3.97)	(3.62)	(0.42)	(1.35)	(1.77)
Year Ended 8/31/2021	$17.70	0.30	4.20	4.50	(0.20)	(0.39)	(0.59)
Year Ended 8/31/2020	$17.88	0.37	0.07	0.44	(0.42)	(0.20)	(0.62)
Year Ended 8/31/2019	$18.83	0.45	(0.54)	(0.09)	(0.49)	(0.37)	(0.86)
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$18.64	0.09	1.52	1.61	(0.26)	(0.18)	(0.44)
Year Ended 8/31/2023	$16.39	0.56	2.10	2.66	(0.41)	—	(0.41)
Year Ended 8/31/2022	$21.81	0.45 (e)	(4.05)	(3.60)	(0.47)	(1.35)	(1.82)
Year Ended 8/31/2021	$17.86	0.36	4.23	4.59	(0.25)	(0.39)	(0.64)
Year Ended 8/31/2020	$18.04	0.40	0.08	0.48	(0.46)	(0.20)	(0.66)
Year Ended 8/31/2019	$18.99	0.51	(0.55)	(0.04)	(0.54)	(0.37)	(0.91)
Class C
Six Months Ended 2/29/2024 (Unaudited)	$17.02	(0.00)(g)	1.38	1.38	(0.18)	(0.18)	(0.36)
Year Ended 8/31/2023	$14.98	0.21	2.06	2.27	(0.23)	—	(0.23)
Year Ended 8/31/2022	$20.07	0.24 (e)	(3.71)	(3.47)	(0.27)	(1.35)	(1.62)
Year Ended 8/31/2021	$16.50	0.11	3.95	4.06	(0.10)	(0.39)	(0.49)
Year Ended 8/31/2020	$16.70	0.22	0.06	0.28	(0.28)	(0.20)	(0.48)
Year Ended 8/31/2019	$17.63	0.29	(0.49)	(0.20)	(0.36)	(0.37)	(0.73)
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$18.52	0.09	1.51	1.60	(0.26)	(0.18)	(0.44)
Year Ended 8/31/2023	$16.29	0.41	2.23	2.64	(0.41)	—	(0.41)
Year Ended 8/31/2022	$21.69	0.40 (e)	(3.98)	(3.58)	(0.47)	(1.35)	(1.82)
Year Ended 8/31/2021	$17.76	0.35	4.22	4.57	(0.25)	(0.39)	(0.64)
Year Ended 8/31/2020	$17.95	0.41	0.06	0.47	(0.46)	(0.20)	(0.66)
Year Ended 8/31/2019	$18.90	0.50	(0.54)	(0.04)	(0.54)	(0.37)	(0.91)
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$18.46	0.10	1.51	1.61	(0.27)	(0.18)	(0.45)
Year Ended 8/31/2023	$16.24	0.44	2.21	2.65	(0.43)	—	(0.43)
Year Ended 8/31/2022	$21.63	0.55 (e)	(4.09)	(3.54)	(0.50)	(1.35)	(1.85)
Year Ended 8/31/2021	$17.72	0.38	4.20	4.58	(0.28)	(0.39)	(0.67)
Year Ended 8/31/2020	$17.90	0.44	0.07	0.51	(0.49)	(0.20)	(0.69)
Year Ended 8/31/2019	$18.85	0.56	(0.58)	(0.02)	(0.56)	(0.37)	(0.93)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/29/2024 (Unaudited)	$19.60	8.65%	1.32% (c)	1.25% (c),(d)	0.74%	17%	$86,831
Year Ended 8/31/2023	$18.45	16.17%	1.35%	1.27% (d)	2.07%	31%	$80,500
Year Ended 8/31/2022	$16.22	(18.02% )	1.34% (c)	1.26% (c),(d)	1.82%	34%	$71,242
Year Ended 8/31/2021	$21.61	25.78%	1.34% (c),(f)	1.24% (c),(d),(f)	1.51%	28%	$82,701
Year Ended 8/31/2020	$17.70	2.65%	1.38% (c)	1.24% (c),(d)	2.09%	91%	$71,493
Year Ended 8/31/2019	$17.88	(0.16% )	1.44%	1.25%	2.56%	56%	$78,887
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$19.81	8.78%	1.06% (c)	1.00% (c),(d)	0.92%	17%	$11,411
Year Ended 8/31/2023	$18.64	16.41%	1.10%	1.02% (d)	3.07%	31%	$20,567
Year Ended 8/31/2022	$16.39	(17.78% )	1.12% (c)	1.02% (c),(d)	2.50%	34%	$4,715
Year Ended 8/31/2021	$21.81	26.08%	1.09% (c),(f)	0.99% (c),(d),(f)	1.77%	28%	$534
Year Ended 8/31/2020	$17.86	2.90%	1.12% (c)	0.98% (c),(d)	2.16%	91%	$293
Year Ended 8/31/2019	$18.04	0.10%	1.19%	1.00%	2.84%	56%	$1,027
Class C
Six Months Ended 2/29/2024 (Unaudited)	$18.04	8.22%	2.07% (c)	2.00% (c),(d)	(0.02% )	17%	$1,801
Year Ended 8/31/2023	$17.02	15.28%	2.10%	2.02% (d)	1.29%	31%	$1,655
Year Ended 8/31/2022	$14.98	(18.61% )	2.10% (c)	2.01% (c),(d)	1.37%	34%	$1,529
Year Ended 8/31/2021	$20.07	24.86%	2.09% (c),(f)	1.99% (c),(d),(f)	0.62%	28%	$864
Year Ended 8/31/2020	$16.50	1.83%	2.13% (c)	1.98% (c),(d)	1.30%	91%	$1,100
Year Ended 8/31/2019	$16.70	(0.86% )	2.19%	2.00%	1.72%	56%	$1,745
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$19.68	8.79%	1.07% (c)	1.00% (c),(d)	0.98%	17%	$346,220
Year Ended 8/31/2023	$18.52	16.39%	1.10%	1.02% (d)	2.30%	31%	$331,734
Year Ended 8/31/2022	$16.29	(17.78% )	1.09% (c)	1.01% (c),(d)	2.06%	34%	$303,028
Year Ended 8/31/2021	$21.69	26.11%	1.09% (c),(f)	0.99% (c),(d),(f)	1.76%	28%	$374,189
Year Ended 8/31/2020	$17.76	2.86%	1.13% (c)	0.99% (c),(d)	2.34%	91%	$325,493
Year Ended 8/31/2019	$17.95	0.10%	1.19%	1.00%	2.83%	56%	$354,127
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$19.62	8.88%	0.88% (c)	0.86% (c)	1.12%	17%	$31,410
Year Ended 8/31/2023	$18.46	16.56%	0.91%	0.88%	2.52%	31%	$34,789
Year Ended 8/31/2022	$16.24	(17.66% )	0.92% (c)	0.88% (c)	3.06%	34%	$18,344
Year Ended 8/31/2021	$21.63	26.23%	0.91% (c),(f)	0.86% (c),(f)	1.88%	28%	$1,219
Year Ended 8/31/2020	$17.72	3.07%	0.90% (c)	0.86% (c)	2.49%	91%	$873
Year Ended 8/31/2019	$17.90	0.23%	0.91%	0.87%	3.13%	56%	$1,337
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund  | Semiannual Report 2024
15

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$18.50	0.11	1.50	1.61	(0.28)	(0.18)	(0.46)
Year Ended 8/31/2023	$16.27	0.47	2.20	2.67	(0.44)	—	(0.44)
Year Ended 8/31/2022	$21.67	0.43 (e)	(3.97)	(3.54)	(0.51)	(1.35)	(1.86)
Year Ended 8/31/2021	$17.75	0.39	4.21	4.60	(0.29)	(0.39)	(0.68)
Year Ended 8/31/2020	$17.94	0.45	0.06	0.51	(0.50)	(0.20)	(0.70)
Year Ended 8/31/2019	$18.89	0.51	(0.52)	(0.01)	(0.57)	(0.37)	(0.94)
Class R
Six Months Ended 2/29/2024 (Unaudited)	$18.41	0.05	1.49	1.54	(0.22)	(0.18)	(0.40)
Year Ended 8/31/2023	$16.19	0.40	2.14	2.54	(0.32)	—	(0.32)
Year Ended 8/31/2022	$21.57	0.31 (e)	(3.97)	(3.66)	(0.37)	(1.35)	(1.72)
Year Ended 8/31/2021	$17.67	0.26	4.19	4.45	(0.16)	(0.39)	(0.55)
Year Ended 8/31/2020	$17.85	0.32	0.07	0.39	(0.37)	(0.20)	(0.57)
Year Ended 8/31/2019	$18.80	0.25	(0.38)	(0.13)	(0.45)	(0.37)	(0.82)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of:

Class	2/29/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019
Class A	0.01%	0.01%	0.01%	0.01%	0.02%	—%
Advisor Class	0.01%	0.01%	0.00%	0.01%	0.03%	—%
Class C	0.01%	0.01%	0.01%	0.02%	0.02%	—%
Institutional Class	0.01%	0.01%	0.01%	0.01%	0.02%	—%
Class R	0.01%	0.01%	0.01%	0.01%	0.02%	—%

(e)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.01 per share.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia International Dividend Income Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$19.65	8.83%	0.84% (c)	0.81% (c)	1.18%	17%	$77,656
Year Ended 8/31/2023	$18.50	16.65%	0.86%	0.83%	2.65%	31%	$71,437
Year Ended 8/31/2022	$16.27	(17.63% )	0.85% (c)	0.82% (c)	2.24%	34%	$43,292
Year Ended 8/31/2021	$21.67	26.30%	0.86% (c),(f)	0.81% (c),(f)	1.95%	28%	$42,318
Year Ended 8/31/2020	$17.75	3.07%	0.85% (c)	0.81% (c)	2.58%	91%	$36,384
Year Ended 8/31/2019	$17.94	0.29%	0.85%	0.81%	2.87%	56%	$47,630
Class R
Six Months Ended 2/29/2024 (Unaudited)	$19.55	8.49%	1.57% (c)	1.50% (c),(d)	0.49%	17%	$583
Year Ended 8/31/2023	$18.41	15.85%	1.60%	1.52% (d)	2.23%	31%	$528
Year Ended 8/31/2022	$16.19	(18.22% )	1.59% (c)	1.50% (c),(d)	1.61%	34%	$118
Year Ended 8/31/2021	$21.57	25.48%	1.59% (c),(f)	1.49% (c),(d),(f)	1.28%	28%	$135
Year Ended 8/31/2020	$17.67	2.37%	1.63% (c)	1.49% (c),(d)	1.84%	91%	$104
Year Ended 8/31/2019	$17.85	(0.41% )	1.70%	1.50%	1.41%	56%	$117
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund  | Semiannual Report 2024
17

Notes to Financial Statements
February 29, 2024 (Unaudited)
Note 1. Organization
Columbia International Dividend Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to accelerate the conversion of Class C shares into Class A shares of the Fund and a proposal to liquidate Class R shares of the Fund. Effective on February 12, 2024, Class C shares of the Fund were closed to new and existing investors and effective on April 15, 2024, shares held by Class C shareholders were converted into Class A shares in a tax-free transaction. Effective on March 11, 2024, Class R shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Class R shares of the Fund were liquidated. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
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Columbia International Dividend Income Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia International Dividend Income Fund  | Semiannual Report 2024
19

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
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Columbia International Dividend Income Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2024 was 0.77% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), provide such services to the Fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia International Dividend Income Fund  | Semiannual Report 2024
21

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 29, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.24
Advisor Class	0.24
Class C	0.24
Institutional Class	0.24
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.24
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2024, these minimum account balance fees reduced total expenses of the Fund by $39,763.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 29, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	30,704
Class C	—	1.00 (b)	99

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
22
Columbia International Dividend Income Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2024 through December 31, 2024	Prior to January 1, 2024
Class A	1.23%	1.27%
Advisor Class	0.98	1.02
Class C	1.98	2.02
Institutional Class	0.98	1.02
Institutional 2 Class	0.84	0.88
Institutional 3 Class	0.79	0.83
Class R	1.48	1.52
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 29, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
485,291,000	104,319,000	(35,960,000)	68,359,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia International Dividend Income Fund  | Semiannual Report 2024
23

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $90,694,401 and $112,634,122, respectively, for the six months ended February 29, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 29, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	500,000	5.86	1
Interest expense incurred by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 29, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
24
Columbia International Dividend Income Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
The Fund had no borrowings during the six months ended February 29, 2024.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the
Columbia International Dividend Income Fund  | Semiannual Report 2024
25

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
26
Columbia International Dividend Income Fund  | Semiannual Report 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia International Dividend Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR154_08_P01_(04/24)

Columbia Global Technology Growth Fund
Semiannual Report
February 29, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Columbia Global Technology Growth Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Global Technology Growth Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in stocks of technology companies that may benefit from technological improvements, advancements or developments.

Portfolio management
Rahul Narang
Portfolio Manager
Managed Fund since 2012
Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended February 29, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	22.32	57.16	20.92	19.09
	Including sales charges		15.28	48.13	19.49	18.39
Advisor Class		11/08/12	22.47	57.55	21.22	19.39
Class C	Excluding sales charges	10/13/03	21.88	55.99	20.01	18.20
	Including sales charges		20.88	54.99	20.01	18.20
Institutional Class		11/09/00	22.48	57.54	21.22	19.39
Institutional 2 Class		11/08/12	22.52	57.66	21.29	19.49
Institutional 3 Class*		03/01/16	22.54	57.73	21.35	19.51
S&P Global 1200 Information Technology Index (Net)			20.91	54.25	23.64	19.52
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Fund’s performance prior to July 2014 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The S&P Global 1200 Information Technology Index (Net) is a float-adjusted, market-cap-weighted index consisting of all members of the S&P Global 1200 that are classified within the GICS Information Technology sector.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Global Technology Growth Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Equity sector breakdown (%) (at February 29, 2024)
Communication Services	8.7
Consumer Discretionary	5.1
Financials	5.9
Health Care	0.1
Industrials	2.1
Information Technology	77.7
Real Estate	0.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Equity sub-industry breakdown (%) (at February 29, 2024)
Information Technology
Application Software	11.5
Communications Equipment	1.9
Electronic Components	0.6
Electronic Equipment & Instruments	0.8
Electronic Manufacturing Services	0.4
Internet Services & Infrastructure	2.1
IT Consulting & Other Services	1.3
Semiconductor Materials & Equipment	8.8
Semiconductors	25.0
Systems Software	14.8
Technology Distributors	0.4
Technology Hardware, Storage & Peripherals	10.1
Total	77.7
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
4
Columbia Global Technology Growth Fund  | Semiannual Report 2024

Fund at a Glance  (continued)
(Unaudited)

Country breakdown (%) (at February 29, 2024)
Canada	0.6
China	0.1
France	0.2
Germany	0.6
Ireland	1.1
Israel	0.1
Japan	0.5
Netherlands	4.0
Norway	0.1
South Korea	0.8
Taiwan	1.7
United Kingdom	0.6
United States(a)	89.6
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At February 29, 2024, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Columbia Global Technology Growth Fund  | Semiannual Report 2024
5

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2023 — February 29, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,223.20	1,019.00	6.52	5.92	1.18
Advisor Class	1,000.00	1,000.00	1,224.70	1,020.24	5.14	4.67	0.93
Class C	1,000.00	1,000.00	1,218.80	1,015.27	10.65	9.67	1.93
Institutional Class	1,000.00	1,000.00	1,224.80	1,020.24	5.14	4.67	0.93
Institutional 2 Class	1,000.00	1,000.00	1,225.20	1,020.54	4.81	4.37	0.87
Institutional 3 Class	1,000.00	1,000.00	1,225.40	1,020.79	4.54	4.12	0.82
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
6
Columbia Global Technology Growth Fund  | Semiannual Report 2024

Portfolio of Investments
February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.4%
Issuer	Shares	Value ($)
Canada 0.6%
Shopify, Inc., Class A(a)	237,284	18,121,379
China 0.1%
Alibaba Group Holding Ltd., ADR	15,011	1,111,264
Tencent Holdings Ltd.	36,600	1,282,121
Total		2,393,385
France 0.2%
Dassault Systemes SE	129,552	6,070,951
Germany 0.6%
SAP SE, ADR	91,229	17,139,192
Ireland 1.1%
Accenture PLC, Class A	92,550	34,685,889
Israel 0.1%
Global-e Online Ltd.(a)	86,025	2,913,667
Japan 0.5%
Keyence Corp.	33,700	15,793,705
Netherlands 4.0%
ASML Holding NV	83,297	79,272,089
NXP Semiconductors NV	129,601	32,365,258
STMicroelectronics NV, Registered Shares	288,020	13,139,472
Total		124,776,819
Norway 0.1%
SmartCraft ASA(a)	1,512,821	3,703,252
South Korea 0.8%
Samsung Electronics Co., Ltd.	457,633	25,258,101
Taiwan 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	407,106	52,382,329
United Kingdom 0.6%
RELX PLC	281,674	12,338,478
Sage Group PLC (The)	334,426	5,268,082
Total		17,606,560
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 88.0%
Adobe, Inc.(a)	74,778	41,896,618
Advanced Micro Devices, Inc.(a)	295,203	56,835,434
Airbnb, Inc., Class A(a)	52,967	8,340,713
Akamai Technologies, Inc.(a)	50,052	5,551,768
Alphabet, Inc., Class A(a)	804,839	111,438,008
Amazon.com, Inc.(a)	589,363	104,175,804
Amphenol Corp., Class A	124,984	13,653,252
Analog Devices, Inc.	146,452	28,092,423
ANSYS, Inc.(a)	45,358	15,157,283
Apple, Inc.	1,376,021	248,715,796
Applied Materials, Inc.	281,119	56,679,213
Arista Networks, Inc.(a)	69,281	19,228,249
Atlassian Corp., Class A(a)	70,281	14,577,685
Autodesk, Inc.(a)	46,152	11,915,062
Automatic Data Processing, Inc.	40,626	10,202,407
BILL Holdings, Inc.(a)	60,227	3,814,176
Block, Inc., Class A(a)	140,983	11,203,919
Booking Holdings, Inc.(a)	4,391	15,231,633
Broadcom, Inc.	116,624	151,668,346
Cadence Design Systems, Inc.(a)	84,351	25,674,757
CDW Corp.	51,449	12,667,258
Cisco Systems, Inc.	422,856	20,453,545
Comcast Corp., Class A	100,730	4,316,280
Corning, Inc.	119,660	3,857,838
CoStar Group, Inc.(a)	100,334	8,732,068
Crowdstrike Holdings, Inc., Class A(a)	119,956	38,883,737
Datadog, Inc., Class A(a)	5,396	709,358
Dell Technologies, Inc.	10,785	1,020,908
DoorDash, Inc., Class A(a)	25,386	3,162,334
Dynatrace, Inc.(a)	68,474	3,392,887
Electronic Arts, Inc.	51,242	7,147,234
Endeavor Group Holdings, Inc., Class A	153,559	3,693,094
EPAM Systems, Inc.(a)	12,277	3,737,119
Fidelity National Information Services, Inc.	95,972	6,640,303
Fiserv, Inc.(a)	80,884	12,073,555
Fortinet, Inc.(a)	151,544	10,473,206
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gartner, Inc.(a)	2,436	1,134,104
Global Payments, Inc.	60,434	7,838,290
HP, Inc.	141,189	3,999,884
HubSpot, Inc.(a)	23,819	14,739,435
Intel Corp.	321,438	13,837,906
Intuit, Inc.	67,055	44,450,089
Keysight Technologies, Inc.(a)	64,961	10,023,482
KLA Corp.	29,507	20,132,626
Lam Research Corp.	118,709	111,378,719
Marvell Technology, Inc.	561,724	40,253,142
MasterCard, Inc., Class A	118,097	56,067,732
Match Group, Inc.(a)	72,944	2,628,902
Meta Platforms, Inc., Class A	147,896	72,488,266
Microchip Technology, Inc.	147,022	12,370,431
Micron Technology, Inc.	182,413	16,528,442
Microsoft Corp.	749,409	309,985,539
MongoDB, Inc.(a)	32,461	14,528,894
Motorola Solutions, Inc.	51,603	17,049,115
MSCI, Inc.	13,779	7,729,606
NetApp, Inc.	161,030	14,350,994
Netflix, Inc.(a)	38,603	23,274,521
NVIDIA Corp.	384,601	304,265,543
ON Semiconductor Corp.(a)	3,713	293,030
Oracle Corp.	273,838	30,582,228
Palo Alto Networks, Inc.(a)	76,650	23,803,657
Paycom Software, Inc.	25,092	4,576,530
Pure Storage, Inc., Class A(a)	140,901	7,418,438
QUALCOMM, Inc.	145,029	22,884,126
Salesforce, Inc.(a)	124,521	38,454,575
SBA Communications Corp.	24,625	5,152,289
ServiceNow, Inc.(a)	43,303	33,401,336
Common Stocks (continued)
Issuer	Shares	Value ($)
Shift4 Payments, Inc., Class A(a)	48,030	3,949,027
Snowflake, Inc., Class A(a)	74,089	13,949,477
Synopsys, Inc.(a)	150,887	86,568,398
Take-Two Interactive Software, Inc.(a)	35,995	5,288,745
TE Connectivity Ltd.	75,030	10,771,307
Tesla, Inc.(a)	69,406	14,011,683
Texas Instruments, Inc.	89,007	14,893,541
T-Mobile US, Inc.	73,262	11,963,685
Trade Desk, Inc. (The), Class A(a)	113,024	9,655,640
Tyler Technologies, Inc.(a)	17,267	7,548,096
Uber Technologies, Inc.(a)	460,028	36,572,226
Veeva Systems Inc., Class A(a)	14,330	3,231,558
VeriSign, Inc.(a)	65,733	12,836,998
Visa, Inc., Class A	259,118	73,237,112
Visteon Corp.(a)	58,849	6,656,999
Walt Disney Co. (The)	90,707	10,121,087
Western Digital Corp.(a)	98,274	5,844,355
Workday, Inc., Class A(a)	26,532	7,817,919
Zscaler, Inc.(a)	9,885	2,391,873
Total		2,717,944,867
Total Common Stocks (Cost $829,700,318)		3,038,790,096

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(b),(c)	47,352,062	47,342,592
Total Money Market Funds (Cost $47,332,606)		47,342,592
Total Investments in Securities (Cost $877,032,924)		3,086,132,688
Other Assets & Liabilities, Net		2,820,191
Net Assets		$3,088,952,879
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Global Technology Growth Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	36,781,231	96,055,599	(85,497,750)	3,512	47,342,592	2,351	1,204,685	47,352,062
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund  | Semiannual Report 2024
9

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Canada	18,121,379	—	—	18,121,379
China	1,111,264	1,282,121	—	2,393,385
France	—	6,070,951	—	6,070,951
Germany	17,139,192	—	—	17,139,192
Ireland	34,685,889	—	—	34,685,889
Israel	2,913,667	—	—	2,913,667
Japan	—	15,793,705	—	15,793,705
Netherlands	124,776,819	—	—	124,776,819
Norway	—	3,703,252	—	3,703,252
South Korea	—	25,258,101	—	25,258,101
Taiwan	52,382,329	—	—	52,382,329
United Kingdom	—	17,606,560	—	17,606,560
United States	2,717,944,867	—	—	2,717,944,867
Total Common Stocks	2,969,075,406	69,714,690	—	3,038,790,096
Money Market Funds	47,342,592	—	—	47,342,592
Total Investments in Securities	3,016,417,998	69,714,690	—	3,086,132,688
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Global Technology Growth Fund  | Semiannual Report 2024

Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $829,700,318)	$3,038,790,096
Affiliated issuers (cost $47,332,606)	47,342,592
Receivable for:
Capital shares sold	5,200,879
Dividends	1,596,035
Foreign tax reclaims	34,561
Prepaid expenses	16,978
Deferred compensation of board members	137,051
Other assets	46,827
Total assets	3,093,165,019
Liabilities
Payable for:
Investments purchased	1,230,414
Capital shares redeemed	2,416,261
Management services fees	66,290
Distribution and/or service fees	10,213
Transfer agent fees	248,584
Compensation of chief compliance officer	238
Compensation of board members	4,903
Other expenses	45,210
Deferred compensation of board members	190,027
Total liabilities	4,212,140
Net assets applicable to outstanding capital stock	$3,088,952,879
Represented by
Paid in capital	884,140,324
Total distributable earnings (loss)	2,204,812,555
Total - representing net assets applicable to outstanding capital stock	$3,088,952,879
Class A
Net assets	$774,376,381
Shares outstanding	10,418,259
Net asset value per share	$74.33
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$78.86
Advisor Class
Net assets	$157,168,686
Shares outstanding	1,972,264
Net asset value per share	$79.69
Class C
Net assets	$184,640,002
Shares outstanding	2,903,135
Net asset value per share	$63.60
Institutional Class
Net assets	$1,168,129,133
Shares outstanding	14,885,759
Net asset value per share	$78.47
Institutional 2 Class
Net assets	$248,675,960
Shares outstanding	3,092,223
Net asset value per share	$80.42
Institutional 3 Class
Net assets	$555,962,717
Shares outstanding	6,881,253
Net asset value per share	$80.79
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund  | Semiannual Report 2024
11

Statement of Operations
Six Months Ended February 29, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$8,557,151
Dividends — affiliated issuers	1,204,685
Foreign taxes withheld	(245,252)
Total income	9,516,584
Expenses:
Management services fees	10,417,176
Distribution and/or service fees
Class A	814,916
Class C	818,545
Transfer agent fees
Class A	352,638
Advisor Class	69,008
Class C	88,545
Institutional Class	537,037
Institutional 2 Class	59,035
Institutional 3 Class	14,178
Custodian fees	11,590
Printing and postage fees	54,237
Registration fees	66,734
Accounting services fees	15,454
Legal fees	24,094
Compensation of chief compliance officer	238
Compensation of board members	20,149
Deferred compensation of board members	7,263
Other	22,907
Total expenses	13,393,744
Expense reduction	(260)
Total net expenses	13,393,484
Net investment loss	(3,876,900)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	28,548,708
Investments — affiliated issuers	2,351
Foreign currency translations	5,623
Net realized gain	28,556,682
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	535,232,474
Investments — affiliated issuers	3,512
Foreign currency translations	(2,422)
Net change in unrealized appreciation (depreciation)	535,233,564
Net realized and unrealized gain	563,790,246
Net increase in net assets resulting from operations	$559,913,346
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Global Technology Growth Fund  | Semiannual Report 2024

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations
Net investment loss	$(3,876,900)	$(4,446,686)
Net realized gain	28,556,682	56,846,394
Net change in unrealized appreciation (depreciation)	535,233,564	497,130,388
Net increase in net assets resulting from operations	559,913,346	549,530,096
Distributions to shareholders
Net investment income and net realized gains
Class A	(15,693,336)	(15,587,900)
Advisor Class	(2,905,242)	(2,386,035)
Class C	(4,583,626)	(5,046,799)
Institutional Class	(22,739,082)	(22,467,282)
Institutional 2 Class	(4,680,068)	(4,364,437)
Institutional 3 Class	(10,354,003)	(10,547,931)
Total distributions to shareholders	(60,955,357)	(60,400,384)
Increase (decrease) in net assets from capital stock activity	101,574,728	(161,139,874)
Total increase in net assets	600,532,717	327,989,838
Net assets at beginning of period	2,488,420,162	2,160,430,324
Net assets at end of period	$3,088,952,879	$2,488,420,162
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund  | Semiannual Report 2024
13

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 29, 2024 (Unaudited)		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,266,770	83,504,426	1,548,809	81,355,344
Distributions reinvested	216,823	14,314,634	311,437	14,017,782
Shares redeemed	(1,113,580)	(71,676,305)	(2,258,385)	(118,177,699)
Net increase (decrease)	370,013	26,142,755	(398,139)	(22,804,573)
Advisor Class
Shares sold	530,752	36,287,815	566,466	31,663,955
Distributions reinvested	38,129	2,697,265	47,968	2,304,404
Shares redeemed	(222,884)	(15,706,409)	(605,150)	(32,663,039)
Net increase	345,997	23,278,671	9,284	1,305,320
Class C
Shares sold	267,372	15,001,256	277,908	12,683,420
Distributions reinvested	77,786	4,401,123	122,951	4,797,557
Shares redeemed	(472,284)	(26,536,957)	(868,424)	(37,928,945)
Net decrease	(127,126)	(7,134,578)	(467,565)	(20,447,968)
Institutional Class
Shares sold	1,537,140	106,009,123	2,545,848	139,783,376
Distributions reinvested	292,182	20,353,409	421,361	19,938,807
Shares redeemed	(1,526,734)	(103,803,705)	(3,926,739)	(205,161,213)
Net increase (decrease)	302,588	22,558,827	(959,530)	(45,439,030)
Institutional 2 Class
Shares sold	468,366	32,937,277	805,090	45,269,348
Distributions reinvested	65,558	4,679,562	90,090	4,363,940
Shares redeemed	(326,912)	(23,126,013)	(865,275)	(47,816,036)
Net increase	207,012	14,490,826	29,905	1,817,252
Institutional 3 Class
Shares sold	917,825	65,929,719	1,335,685	76,884,977
Distributions reinvested	104,706	7,508,445	150,883	7,337,420
Shares redeemed	(727,881)	(51,199,937)	(3,009,027)	(159,793,272)
Net increase (decrease)	294,650	22,238,227	(1,522,459)	(75,570,875)
Total net increase (decrease)	1,393,134	101,574,728	(3,308,504)	(161,139,874)
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Global Technology Growth Fund  | Semiannual Report 2024

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Columbia Global Technology Growth Fund  | Semiannual Report 2024
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/29/2024 (Unaudited)	$62.21	(0.14)	13.83	13.69	(1.57)	(1.57)
Year Ended 8/31/2023	$49.88	(0.18)	14.05	13.87	(1.54)	(1.54)
Year Ended 8/31/2022	$68.96	(0.31)	(15.91)	(16.22)	(2.86)	(2.86)
Year Ended 8/31/2021	$52.81	(0.34)	17.02	16.68	(0.53)	(0.53)
Year Ended 8/31/2020	$35.69	(0.14)	17.76	17.62	(0.50)	(0.50)
Year Ended 8/31/2019	$36.28	(0.05)	1.10	1.05	(1.64)	(1.64)
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$66.51	(0.07)	14.82	14.75	(1.57)	(1.57)
Year Ended 8/31/2023	$53.08	(0.06)	15.03	14.97	(1.54)	(1.54)
Year Ended 8/31/2022	$73.19	(0.18)	(16.90)	(17.08)	(3.03)	(3.03)
Year Ended 8/31/2021	$55.95	(0.20)	18.04	17.84	(0.60)	(0.60)
Year Ended 8/31/2020	$37.69	(0.04)	18.80	18.76	(0.50)	(0.50)
Year Ended 8/31/2019	$38.21	0.04	1.16	1.20	(1.72)	(1.72)
Class C
Six Months Ended 2/29/2024 (Unaudited)	$53.63	(0.33)	11.87	11.54	(1.57)	(1.57)
Year Ended 8/31/2023	$43.55	(0.49)	12.11	11.62	(1.54)	(1.54)
Year Ended 8/31/2022	$60.51	(0.67)	(13.93)	(14.60)	(2.36)	(2.36)
Year Ended 8/31/2021	$46.75	(0.69)	14.98	14.29	(0.53)	(0.53)
Year Ended 8/31/2020	$31.88	(0.40)	15.77	15.37	(0.50)	(0.50)
Year Ended 8/31/2019	$32.54	(0.27)	0.99	0.72	(1.38)	(1.38)
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$65.51	(0.07)	14.60	14.53	(1.57)	(1.57)
Year Ended 8/31/2023	$52.31	(0.06)	14.80	14.74	(1.54)	(1.54)
Year Ended 8/31/2022	$72.17	(0.17)	(16.66)	(16.83)	(3.03)	(3.03)
Year Ended 8/31/2021	$55.18	(0.20)	17.79	17.59	(0.60)	(0.60)
Year Ended 8/31/2020	$37.17	(0.04)	18.55	18.51	(0.50)	(0.50)
Year Ended 8/31/2019	$37.72	0.03	1.15	1.18	(1.73)	(1.73)
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$67.08	(0.05)	14.96	14.91	(1.57)	(1.57)
Year Ended 8/31/2023	$53.50	(0.03)	15.15	15.12	(1.54)	(1.54)
Year Ended 8/31/2022	$73.74	(0.14)	(17.03)	(17.17)	(3.07)	(3.07)
Year Ended 8/31/2021	$56.36	(0.17)	18.18	18.01	(0.63)	(0.63)
Year Ended 8/31/2020	$37.94	(0.01)	18.93	18.92	(0.50)	(0.50)
Year Ended 8/31/2019	$38.45	0.06	1.18	1.24	(1.75)	(1.75)
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Global Technology Growth Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/29/2024 (Unaudited)	$74.33	22.32%	1.18%	1.18% (c)	(0.45% )	3%	$774,376
Year Ended 8/31/2023	$62.21	28.98%	1.19%	1.19% (c)	(0.35% )	7%	$625,054
Year Ended 8/31/2022	$49.88	(24.57% )	1.18%	1.18% (c)	(0.52% )	8%	$521,027
Year Ended 8/31/2021	$68.96	31.80%	1.18%	1.18% (c)	(0.57% )	18%	$733,206
Year Ended 8/31/2020	$52.81	49.88%	1.22%	1.22% (c)	(0.35% )	12%	$542,684
Year Ended 8/31/2019	$35.69	4.08%	1.24%	1.24%	(0.16% )	40%	$333,217
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$79.69	22.47%	0.93%	0.93% (c)	(0.20% )	3%	$157,169
Year Ended 8/31/2023	$66.51	29.31%	0.94%	0.94% (c)	(0.10% )	7%	$108,156
Year Ended 8/31/2022	$53.08	(24.38% )	0.92%	0.92% (c)	(0.27% )	8%	$85,831
Year Ended 8/31/2021	$73.19	32.12%	0.93%	0.93% (c)	(0.32% )	18%	$149,110
Year Ended 8/31/2020	$55.95	50.26%	0.97%	0.97% (c)	(0.10% )	12%	$228,489
Year Ended 8/31/2019	$37.69	4.33%	0.99%	0.99%	0.11%	40%	$135,472
Class C
Six Months Ended 2/29/2024 (Unaudited)	$63.60	21.88%	1.93%	1.93% (c)	(1.19% )	3%	$184,640
Year Ended 8/31/2023	$53.63	28.00%	1.94%	1.94% (c)	(1.10% )	7%	$162,520
Year Ended 8/31/2022	$43.55	(25.12% )	1.92%	1.92% (c)	(1.27% )	8%	$152,317
Year Ended 8/31/2021	$60.51	30.80%	1.93%	1.93% (c)	(1.32% )	18%	$242,186
Year Ended 8/31/2020	$46.75	48.77%	1.97%	1.97% (c)	(1.10% )	12%	$207,808
Year Ended 8/31/2019	$31.88	3.31%	1.99%	1.99%	(0.90% )	40%	$139,366
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$78.47	22.48%	0.93%	0.93% (c)	(0.19% )	3%	$1,168,129
Year Ended 8/31/2023	$65.51	29.30%	0.94%	0.94% (c)	(0.10% )	7%	$955,376
Year Ended 8/31/2022	$52.31	(24.38% )	0.92%	0.92% (c)	(0.27% )	8%	$813,076
Year Ended 8/31/2021	$72.17	32.11%	0.93%	0.93% (c)	(0.32% )	18%	$1,418,896
Year Ended 8/31/2020	$55.18	50.29%	0.97%	0.97% (c)	(0.10% )	12%	$1,143,613
Year Ended 8/31/2019	$37.17	4.32%	0.99%	0.99%	0.09%	40%	$693,232
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$80.42	22.52%	0.87%	0.87%	(0.14% )	3%	$248,676
Year Ended 8/31/2023	$67.08	29.36%	0.88%	0.88%	(0.05% )	7%	$193,554
Year Ended 8/31/2022	$53.50	(24.33% )	0.87%	0.87%	(0.22% )	8%	$152,756
Year Ended 8/31/2021	$73.74	32.20%	0.87%	0.87%	(0.26% )	18%	$237,884
Year Ended 8/31/2020	$56.36	50.35%	0.90%	0.90%	(0.03% )	12%	$184,262
Year Ended 8/31/2019	$37.94	4.42%	0.92%	0.92%	0.17%	40%	$130,115
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund  | Semiannual Report 2024
17

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$67.37	(0.03)	15.02	14.99	(1.57)	(1.57)
Year Ended 8/31/2023	$53.70	0.00 (d)	15.21	15.21	(1.54)	(1.54)
Year Ended 8/31/2022	$74.00	(0.11)	(17.09)	(17.20)	(3.10)	(3.10)
Year Ended 8/31/2021	$56.55	(0.14)	18.25	18.11	(0.66)	(0.66)
Year Ended 8/31/2020	$38.04	0.01	19.00	19.01	(0.50)	(0.50)
Year Ended 8/31/2019	$38.55	0.08	1.18	1.26	(1.77)	(1.77)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Global Technology Growth Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$80.79	22.54%	0.82%	0.82%	(0.09% )	3%	$555,963
Year Ended 8/31/2023	$67.37	29.42%	0.83%	0.83%	0.00% (d)	7%	$443,760
Year Ended 8/31/2022	$53.70	(24.29% )	0.82%	0.82%	(0.16% )	8%	$435,424
Year Ended 8/31/2021	$74.00	32.27%	0.82%	0.82%	(0.21% )	18%	$446,103
Year Ended 8/31/2020	$56.55	50.46%	0.85%	0.85%	0.02%	12%	$250,485
Year Ended 8/31/2019	$38.04	4.47%	0.87%	0.87%	0.22%	40%	$102,746
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund  | Semiannual Report 2024
19

Notes to Financial Statements
February 29, 2024 (Unaudited)
Note 1. Organization
Columbia Global Technology Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
20
Columbia Global Technology Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Global Technology Growth Fund  | Semiannual Report 2024
21

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
22
Columbia Global Technology Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2024 was 0.80% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 29, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Columbia Global Technology Growth Fund  | Semiannual Report 2024
23

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2024, these minimum account balance fees reduced total expenses of the Fund by $260.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10% and 0.75% of the average daily net assets attributable to Class A and Class C shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 29, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	582,776
Class C	—	1.00 (b)	5,789

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2024 through December 31, 2024	Prior to January 1, 2024
Class A	1.27%	1.33%
Advisor Class	1.02	1.08
Class C	2.02	2.08
Institutional Class	1.02	1.08
Institutional 2 Class	0.97	1.04
Institutional 3 Class	0.92	0.99
24
Columbia Global Technology Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 29, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
877,033,000	2,235,088,000	(25,988,000)	2,209,100,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2023 as arising on September 1, 2023.
Late year ordinary losses ($)	Post-October capital losses ($)
3,474,756	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $90,509,339 and $65,102,715, respectively, for the six months ended February 29, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime
Columbia Global Technology Growth Fund  | Semiannual Report 2024
25

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 29, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended February 29, 2024.
Note 9. Significant risks
Information technology sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
26
Columbia Global Technology Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Global Technology Growth Fund  | Semiannual Report 2024
27

Columbia Global Technology Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR234_08_P01_(04/24)

Multi-Manager Total Return Bond Strategies Fund
Semiannual Report
February 29, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Multi-Manager Total Return Bond Strategies Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of capital appreciation and current income.

Portfolio management
Loomis, Sayles & Company, L.P.
Christopher Harms
Clifton Rowe, CFA
Daniel Conklin, CFA
PGIM, Inc.
Robert Tipp, CFA
Richard Piccirillo
Gregory Peters
Matthew Angelucci, CFA
Tyler Thorn, CFA
TCW Investment Management Company LLC
Stephen Kane, CFA
Bryan Whalen, CFA
Jerry Cudzil
Ruben Hovhannisyan, CFA
Voya Investment Management Co. LLC
Matthew Toms, CFA
Randall Parrish, CFA
David Goodson

Average annual total returns (%) (for the period ended February 29, 2024)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Institutional Class*	01/03/17	2.71	3.97	0.82	1.45
Institutional 3 Class*	12/18/19	2.83	4.10	0.86	1.47
Bloomberg U.S. Aggregate Bond Index		2.35	3.33	0.56	1.43
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Returns shown for periods prior to the inception date of each class include the returns of the Fund’s Class A shares through January 2, 2017, and for Institutional 3 Class shares, include the returns of the Fund’s Institutional Class shares for the period from January 3, 2017 through the inception date of the class. Class A shares were offered prior to the Fund’s Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Fund at a Glance  (continued)
(Unaudited)

Portfolio breakdown (%) (at February 29, 2024)
Asset-Backed Securities — Non-Agency	10.0
Commercial Mortgage-Backed Securities - Agency	0.7
Commercial Mortgage-Backed Securities - Non-Agency	5.9
Common Stocks	0.0 (a)
Convertible Bonds	0.0 (a)
Convertible Preferred Stocks	0.0 (a)
Corporate Bonds & Notes	27.3
Foreign Government Obligations	1.4
Money Market Funds	6.7
Municipal Bonds	0.2
Residential Mortgage-Backed Securities - Agency	25.2
Residential Mortgage-Backed Securities - Non-Agency	3.5
Senior Loans	0.4
Treasury Bills	0.3
U.S. Government & Agency Obligations	0.1
U.S. Treasury Obligations	18.3
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Quality breakdown (%) (at February 29, 2024)
AA rating	63.7
A rating	11.7
BBB rating	16.5
BB rating	3.3
B rating	2.2
CCC rating	0.6
CC rating	0.3
C rating	0.0 (a)
Not rated	1.7
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Fund at a Glance  (continued)
(Unaudited)

Derivative breakdown (%) (at February 29, 2024)(a)
	Asset	Liability	Net
Forward foreign currency exchange contracts	0.00 (b)	—	0.00 (b)
Long futures contracts	0.04	(0.00)(b)	0.04
Short futures contracts	—	(0.00)(b)	(0.00)(b)
Swap contracts	0.03	(0.00)(b)	0.03
(a) Forward foreign currency exchange contracts, futures contracts and swap contracts are based upon unrealized appreciation (depreciation) as a percentage of net assets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.
(b) Rounds to zero.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2023 — February 29, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Institutional Class	1,000.00	1,000.00	1,027.10	1,022.43	2.47	2.46	0.49
Institutional 3 Class	1,000.00	1,000.00	1,028.30	1,022.58	2.32	2.31	0.46
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments
February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities — Non-Agency 10.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AB BSL CLO 4 Ltd.(a),(b)
Series 2023-4A Class A
3-month Term SOFR + 2.000% Floor 2.000% 04/20/2036	7.318%	2,350,000	2,368,062
Affirm Asset Securitization Trust(a)
Series 2022-A Class A
05/17/2027	4.300%	525,000	520,916
Series 2023-A Class A
01/18/2028	6.610%	575,000	577,168
Series 2023-B Class A
09/15/2028	6.820%	2,070,000	2,097,982
Series 2023-X1 Class A
11/15/2028	7.110%	1,026,959	1,029,702
Series 2024-A Class A
02/15/2029	5.610%	1,235,000	1,233,533
AGL CLO 11 Ltd.(a),(b)
Series 2021-11A Class AJ
3-month Term SOFR + 1.612% Floor 1.350% 04/15/2034	6.926%	12,200,000	12,132,851
AGL CLO 12 Ltd.(a),(b)
Series 2021-12A Class C
3-month Term SOFR + 2.112% Floor 1.850% 07/20/2034	7.429%	1,000,000	992,675
AIG CLO(a),(b)
Series 2021-1A Class C
3-month Term SOFR + 2.012% Floor 1.750% 04/22/2034	7.329%	1,750,000	1,722,802
AIG CLO Ltd.(a),(b)
Series 2019-2A Class AR
3-month Term SOFR + 1.362% Floor 1.100% 10/25/2033	6.686%	12,500,000	12,516,450
Series 2021-2A Class A
3-month Term SOFR + 1.432% Floor 1.170% 07/20/2034	6.749%	6,950,000	6,956,575
AIMCO CLO Ltd.(a),(b)
Series 2020-11A Class AR
3-month Term SOFR + 1.392% Floor 1.130% 10/17/2034	6.708%	4,000,000	4,004,952
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Allegro CLO VII Ltd.(a),(b)
Series 2018-1A Class A
3-month Term SOFR + 1.362% Floor 1.100% 06/13/2031	6.676%	6,599,685	6,600,002
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2022-4 Class C
02/15/2029	7.860%	580,000	586,497
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	2,750,000	2,751,893
Subordinated Series 2023-4 Class B
02/14/2028	6.630%	1,695,000	1,712,692
Americredit Automobile Receivables Trust
Subordinated Series 2022-1 Class B
04/19/2027	2.770%	2,175,000	2,087,642
Subordinated Series 2023-1 Class B
03/20/2028	5.570%	3,130,000	3,128,956
AmeriCredit Automobile Receivables Trust
Series 2020-1 Class D
12/18/2025	1.800%	950,000	935,427
Series 2020-2 Class D
03/18/2026	2.130%	500,000	487,390
Series 2021-2 Class B
01/19/2027	0.690%	2,380,000	2,309,608
Series 2022-2 Class A3
04/18/2028	4.380%	2,090,000	2,067,628
Series 2023-2 Class B
07/18/2029	5.840%	4,505,000	4,536,976
Subordinated Series 2019-3 Class D
09/18/2025	2.580%	1,288,630	1,283,799
Subordinated Series 2021-2 Class C
01/19/2027	1.010%	2,905,000	2,727,642
Subordinated Series 2021-3 Class C
08/18/2027	1.410%	3,080,000	2,847,909
AMMC CLO Ltd.(a),(b)
Series 2023-26A Class A1
3-month Term SOFR + 1.950% Floor 1.950% 04/15/2036	7.264%	2,200,000	2,211,121
Series 2024-30A Class A1
3-month Term SOFR + 1.680% Floor 1.680% 01/15/2037	1.680%	5,250,000	5,249,696
Anchorage Capital CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month Term SOFR + 1.512% 10/13/2030	6.826%	2,632,779	2,633,637
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-8A Class AR2
3-month Term SOFR + 1.462% Floor 1.200% 10/27/2034	6.781%	11,500,000	11,488,040
Series 2021-21A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/20/2034	7.329%	10,000,000	9,940,730
Apidos CLO XXIV(a),(b)
Series 2016-24A
3-month Term SOFR + 2.312% Floor 2.050% 10/20/2030	7.629%	2,900,000	2,900,131
Applebee’s Funding LLC/IHOP Funding LLC(a)
Series 2019-1A Class AII
06/07/2049	4.723%	495,000	465,190
Series 2023-1A Class A2
03/05/2053	7.824%	2,750,000	2,828,528
Aqua Finance Trust(a)
Series 2020-AA Class A
07/17/2046	1.900%	388,872	361,577
Series 2021-A Class A
07/17/2046	1.540%	1,530,491	1,366,181
Ares LXI CLO Ltd.(a),(b)
Series 2021-61A Class A
3-month Term SOFR + 1.412% Floor 1.150% 10/20/2034	6.729%	6,718,000	6,722,098
ArrowMark Colorado Holdings(a),(b)
Series 2017-6A Class A1
3-month Term SOFR + 1.542% 07/15/2029	6.856%	397,602	398,726
Atlas Senior Loan Fund XXI Ltd.(a),(b)
Series 2023-21A Class A1
3-month Term SOFR + 2.200% Floor 2.200% 07/20/2035	7.518%	7,500,000	7,586,887
Auxilior Term Funding LLC(a)
Series 2023-1A Class A2
12/15/2028	6.180%	1,205,000	1,215,369
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2020-2A Class A
02/20/2027	2.020%	1,600,000	1,506,015
Series 2023-3A Class A
02/22/2028	5.440%	9,830,000	9,856,215
Series 2024-1A Class A
06/20/2030	5.360%	6,210,000	6,233,007
Subordinated Series 2024-1A Class B
06/20/2030	5.850%	500,000	498,169
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bain Capital CLO Ltd.(a),(b),(c)
Series 2024-1A Class A1
3-month Term SOFR + 1.550% Floor 1.550% 04/16/2037	6.800%	3,750,000	3,751,279
Bain Capital Credit CLO Ltd.(a),(b)
Series 2019-3A Class AR
3-month Term SOFR + 1.422% Floor 1.160% 10/21/2034	6.739%	17,250,000	17,248,827
Balboa Bay Loan Funding Ltd.(a),(b)
Series 2020-1A Class AR
3-month Term SOFR + 1.382% Floor 1.120% 01/20/2032	6.699%	13,716,310	13,740,409
Barings CLO Ltd.(a),(b)
Series 2020-2A Class AR
3-month Term SOFR + 1.272% Floor 1.010% 10/15/2033	6.586%	7,424,565	7,433,675
Series 2020-4A Class A
3-month Term SOFR + 1.482% Floor 1.220% 01/20/2032	6.799%	6,500,000	6,509,107
Battalion CLO XII Ltd.(a),(b)
Series 2018-12A Class A1
3-month Term SOFR + 1.332% Floor 1.070% 05/17/2031	6.651%	2,735,397	2,734,205
Beacon Container Finance II LLC(a)
Series 2021-1A Class A
10/22/2046	2.250%	1,840,000	1,619,088
Benefit Street Partners CLO X Ltd.(a),(b)
Series 2016-10A Class BRR
3-month Term SOFR + 2.412% Floor 2.150% 04/20/2034	7.729%	2,810,000	2,809,955
BHG Securitization Trust(a)
Series 2022-C Class A
10/17/2035	5.320%	358,678	357,072
BlueMountain CLO XXVIII Ltd.(a),(b)
Series 2021-28A Class C
3-month Term SOFR + 2.262% Floor 2.000% 04/15/2034	7.576%	1,300,000	1,280,131
BlueMountain CLO XXXI Ltd.(a),(b)
Series 2021-31A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 04/19/2034	6.971%	3,600,000	3,599,935
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BlueMountain Fuji US CLO II Ltd.(a),(b)
Series 2017-2A Class A1AR
3-month Term SOFR + 1.262% 10/20/2030	6.579%	9,739,581	9,751,269
BMW Vehicle Lease Trust
Series 2023-2 Class A4
02/25/2027	5.980%	4,500,000	4,530,688
BOF URSA Funding(a)
Series 2024-SN1 Class A3
03/15/2028	5.660%	5,800,000	5,803,388
Bojangles Issuer LLC(a)
Series 2020-1A Class A2
10/20/2050	3.832%	1,572,000	1,481,303
Bridgecrest Lending Auto Securitization Trust
Series 2023-1 Class A3
11/15/2027	6.510%	6,325,000	6,378,867
Canyon Capital CLO Ltd.(a),(b)
Series 2019-1A Class A1R
3-month Term SOFR + 1.362% Floor 1.100% 04/15/2032	6.676%	17,500,000	17,503,080
CARDS II Trust(a)
Subordinated Series 2021-1A Class B
04/15/2027	0.931%	2,850,000	2,831,920
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A1AR
3-month Term SOFR + 1.362% Floor 1.100% 10/15/2030	6.676%	2,690,121	2,692,795
Series 2014-3RA Class A1A
3-month Term SOFR + 1.312% 07/27/2031	6.631%	18,581,926	18,584,211
Carlyle US CLO Ltd.(a),(b)
Series 2017-2A Class A2R
3-month Term SOFR + 1.862% Floor 1.600% 07/20/2031	7.179%	2,100,000	2,099,838
Series 2019-3A Class BRR
3-month Term SOFR + 2.600% Floor 2.600% 04/20/2037	6.100%	3,650,000	3,649,934
Series 2020-1A Class BR
3-month Term SOFR + 2.262% Floor 2.000% 07/20/2034	7.579%	1,250,000	1,246,660
Carmax Auto Owner Trust
Series 2023-2 Class A3
01/18/2028	5.050%	3,835,000	3,818,539
Series 2023-3 Class A3
05/15/2028	5.280%	1,165,000	1,168,022
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023-3 Class B
02/15/2029	5.470%	3,040,000	2,993,620
Carvana Auto Receivables Trust
Series 2021-P4 Class A3
01/11/2027	1.310%	3,819,557	3,708,084
Subordinated Series 2021-N4 Class C
09/11/2028	1.720%	403,155	384,108
Carvana Auto Receivables Trust(a)
Series 2023-N1 Class A
04/12/2027	6.360%	1,851,449	1,856,050
Series 2023-P1 Class A3
12/10/2027	5.980%	4,835,000	4,853,147
Chancelight, Inc.(a),(b)
Series 2012-2 Class A
30-day Average SOFR + 0.844% Floor 0.730% 04/25/2039	6.166%	185,218	185,108
Chesapeake Funding II LLC(a)
Series 2023-1A Class A1
05/15/2035	5.650%	2,584,500	2,584,943
CIFC Funding IV Ltd.(a),(b)
Series 2015-4A Class BR2
3-month Term SOFR + 2.162% Floor 1.900% 04/20/2034	7.479%	6,300,000	6,243,086
CIFC Funding Ltd.(a),(b)
Series 2014-5A Class BR2
3-month Term SOFR + 2.062% Floor 1.800% 10/17/2031	7.378%	1,800,000	1,800,304
Series 2019-6A Class A2
3-month Term SOFR + 2.012% Floor 1.750% 01/16/2033	7.326%	2,000,000	2,000,356
CIT Education Loan Trust(a),(b)
Series 2007-1 Class B
90-day Average SOFR + 0.562% Floor 0.300% 06/25/2042	5.914%	319,220	295,350
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A3
04/17/2028	5.110%	1,235,000	1,233,423
CLI Funding VIII LLC(a)
Series 2022-1A Class A1
01/18/2047	2.720%	2,474,400	2,199,394
Commonbond Student Loan Trust(a)
Series 2018-CGS Class B
02/25/2046	4.250%	111,113	103,744
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-AGS Class A1
01/25/2047	2.540%	1,166,519	1,033,302
Series 2020-AGS Class A
08/25/2050	1.980%	904,135	770,377
CQS US CLO Ltd.(a),(b)
Series 2023-3A Class A1
3-month Term SOFR + 1.890% Floor 1.890% 01/25/2037	7.209%	20,000,000	19,993,380
Credit Acceptance Auto Loan Trust(a)
Series 2022-3A Class A
10/15/2032	6.570%	6,030,000	6,062,484
Series 2023-1A Class A
03/15/2033	6.480%	4,080,000	4,119,740
Subordinated Series 2023-2A Class B
07/15/2033	6.610%	1,215,000	1,204,117
Subordinated Series 2023-3A Class C
12/15/2033	7.620%	695,000	692,508
Crown Point CLO Ltd.(a),(b)
Series 2021-11A Class A
3-month Term SOFR + 1.382% Floor 1.120% 01/17/2034	6.698%	14,250,000	14,255,472
DataBank Issuer LLC(a)
Series 2023-1 Class A2
02/25/2053	5.116%	3,400,000	3,151,282
DB Master Finance LLC(a)
Series 2017-1A Class A2II
11/20/2047	4.030%	1,175,000	1,119,471
Series 2019-1A Class A23
05/20/2049	4.352%	1,146,000	1,089,964
Series 2019-1A Class A2II
05/20/2049	4.021%	620,750	599,350
Subordinated Series 2021-1A Class A23
11/20/2051	2.791%	4,301,000	3,584,809
Dell Equipment Finance Trust(a)
Series 2023-3 Class A3
04/23/2029	5.930%	4,855,000	4,907,830
DLLMT LLC(a)
Subordinated Series 2023-1A Class A3
03/22/2027	5.340%	4,175,000	4,146,170
Domino’s Pizza Master Issuer LLC(a)
Series 2018-1A Class A2I
07/25/2048	4.116%	1,421,250	1,383,693
Series 2021-1A Class A2II
04/25/2051	3.151%	3,112,000	2,686,613
Donlen Fleet Lease Funding 2 LLC(a)
Series 2021-2 Class A2
12/11/2034	0.560%	394,492	391,938
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Driven Brands Funding LLC(a)
Series 2019-1A Class A2
04/20/2049	4.641%	1,710,000	1,645,709
Dryden 86 CLO Ltd.(a),(b)
Series 2020-86A Class CR
3-month Term SOFR + 2.262% Floor 2.000%, Cap 2.000% 07/17/2034	7.664%	3,000,000	2,965,299
Dryden CLO Ltd.(a),(b)
Series 2019-75A Class CR2
3-month Term SOFR + 2.062% Floor 1.800% 04/15/2034	7.376%	5,000,000	4,857,520
DT Auto Owner Trust(a)
Subordinated Series 2021-4A Class C
09/15/2027	1.500%	2,550,000	2,465,799
Subordinated Series 2022-2A Class B
01/15/2027	4.220%	4,445,000	4,423,240
Subordinated Series 2022-3A Class B
07/17/2028	6.740%	3,155,000	3,173,890
Subordinated Series 2023-2A Class B
02/15/2029	5.410%	2,525,000	2,504,411
Eaton Vance CLO Ltd.(a),(b)
Series 2019-1A Class AR
3-month Term SOFR + 1.362% Floor 1.100% 04/15/2031	6.676%	4,670,000	4,671,835
ELFI Graduate Loan Program LLC(a)
Series 2019-A Class A
03/25/2044	2.540%	646,164	588,084
Series 2023-A Class A
02/04/2048	6.370%	4,450,474	4,550,428
ELFI Graduate Loan Program LLC(a),(d)
Subordinated Series 2019-A Class B
03/25/2044	2.940%	275,404	240,494
Ellington CLO II Ltd.(a),(b)
Series 2017-2A Class A
3-month Term SOFR + 1.962% Floor 1.700% 02/15/2029	7.269%	322,638	322,652
Elmwood CLO II Ltd.(a),(b)
Series 2019-2A Class AR
3-month Term SOFR + 1.412% Floor 1.150% 04/20/2034	6.729%	27,250,000	27,304,282
Enterprise Fleet Financing LLC(a)
Series 2022-3 Class A2
07/20/2029	4.380%	824,410	815,304
Series 2023-2 Class A2
04/22/2030	5.560%	2,855,000	2,857,269
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-1 Class A3
09/20/2030	5.160%	1,265,000	1,262,312
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	166,210	164,595
Subordinated Series 2023-1A Class B
04/15/2027	5.720%	2,580,000	2,577,992
Subordinated Series 2023-2A Class B
09/15/2027	5.610%	2,450,000	2,444,216
Subordinated Series 2024-1A Class B
08/15/2028	5.290%	6,650,000	6,624,059
SubordinatedSeries 2022-5A Class B
03/15/2027	5.970%	4,890,000	4,891,404
Flagship Credit Auto Trust(a)
Series 2022-4 Class A3
06/15/2027	6.320%	3,475,000	3,500,021
Subordinated Series 2020-4 Class C
02/16/2027	1.280%	351,879	345,882
Subordinated Series 2021-2 Class B
06/15/2027	0.930%	1,000,630	991,237
Subordinated Series 2023-2 Class C
05/15/2029	5.810%	3,240,000	3,216,522
Flatiron CLO 21 Ltd.(a),(b)
Series 2021-1A Class C
3-month Term SOFR + 2.112% Floor 1.850% 07/19/2034	7.421%	2,000,000	1,994,750
Ford Credit Auto Owner Trust(a)
Series 2018-1 Class A
07/15/2031	3.190%	7,110,000	6,969,541
Series 2021-1 Class A
10/17/2033	1.370%	3,415,000	3,156,780
Subordinated Series 2021-2 Class C
05/15/2034	2.110%	3,900,000	3,553,012
Subordinated Series 2021-2 Class D
05/15/2034	2.600%	2,300,000	2,088,453
Subordinated Series 2023-1 Class C
08/15/2035	5.580%	3,900,000	3,762,583
Foursight Capital Automobile Receivables Trust(a)
Series 2022-1 Class A3
12/15/2026	1.830%	1,534,500	1,511,465
Series 2022-2 Class A3
06/15/2027	4.590%	2,130,000	2,108,221
Frontier Issuer LLC(a)
Series 2023-1 Class A2
08/20/2053	6.600%	4,475,000	4,472,610
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Galaxy XXII CLO Ltd.(a),(b)
Series 2016-22A Class ARR
3-month Term SOFR + 1.462% Floor 1.200% 04/16/2034	6.776%	3,200,000	3,200,109
GECU Auto Receivables Trust(a)
Series 2023-1A Class A3
08/15/2028	5.630%	2,500,000	2,501,813
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	159,280	157,378
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2021-4A Class B
04/15/2026	1.530%	2,044,407	2,032,840
GM Financial Automobile Leasing Trust
Series 2023-2 Class A3
07/20/2026	5.050%	1,790,000	1,782,716
Subordinated Series 2022-3 Class C
08/20/2026	5.130%	2,350,000	2,322,763
GM Financial Consumer Automobile Receivables Trust
Subordinated Series 2023-4 Class B
04/16/2029	6.160%	2,800,000	2,859,939
Goal Capital Funding Trust(b)
Series 2006-1 Class B
3-month Term SOFR + 0.712% Floor 0.450% 08/25/2042	6.035%	401,603	376,833
GoodLeap Sustainable Home Solutions Trust(a)
Series 2021-3CS Class A
05/20/2048	2.100%	2,729,955	2,138,427
Greenwood Park CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.272% Floor 1.010% 04/15/2031	6.586%	12,163,385	12,182,202
Greywolf CLO III Ltd.(a),(b)
Series 2020-3RA Class A1R
3-month Term SOFR + 1.550% Floor 1.290% 04/15/2033	6.608%	6,500,000	6,461,618
Greywolf CLO VII Ltd.(a),(b)
Series 2018-2A Class A1
3-month Term SOFR + 1.440% Floor 1.180% 10/20/2031	6.758%	6,250,000	6,258,394
Helios Issuer LLC(a)
Series 2020-AA Class A
06/20/2047	2.980%	970,392	892,461
Henderson Receivables LLC(a)
Series 2013-3A Class A
01/17/2073	4.080%	1,373,849	1,281,354
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-2A Class A
01/17/2073	3.610%	1,668,091	1,477,196
Hertz Vehicle Financing III LLC(a)
Series 2023-3A Class A
02/25/2028	5.940%	4,660,000	4,720,523
Hilton Grand Vacations Trust(a)
Subordinated Series 2022-2A Class C
01/25/2037	5.570%	191,603	185,442
HPS Loan Management Ltd.(a),(b)
Series 2010-A16 Class A1RR
3-month Term SOFR + 1.402% Floor 1.140% 04/20/2034	6.719%	9,750,000	9,762,246
Series 2021-16A Class A1
3-month Term SOFR + 1.402% Floor 1.140% 01/23/2035	6.717%	7,300,000	7,300,073
Huntington Auto Trust(a)
Series 2024-1A Class A3
01/16/2029	5.230%	2,260,000	2,266,039
ICG US CLO Ltd.(a),(b)
Series 2014-3A Class A1RR
3-month Term SOFR + 1.292% 04/25/2031	6.616%	4,861,312	4,858,503
JG Wentworth XLIII LLC(a)
Series 2019-1A Class A
08/17/2071	3.820%	923,034	823,688
JPMorgan Chase Bank NA(a)
Series 2021-3 Class E
02/26/2029	2.102%	185,919	180,987
Subordinated Series 2021-1 Class D
09/25/2028	1.174%	85,771	84,700
Subordinated Series 2021-2 Class D
12/26/2028	1.138%	245,658	240,275
Kayne CLO Ltd.(a),(b)
Series 2019-6A Class A2
3-month Term SOFR + 2.112% Floor 1.850% 01/20/2033	7.429%	1,500,000	1,499,898
Kayne Ltd.(a),(b)
Series 2018-1A Class CR
3-month Term SOFR + 2.012% Floor 1.750% 07/15/2031	7.326%	1,820,000	1,805,973
Series 2021-10A Class C
3-month Term SOFR + 2.012% Floor 1.750% 04/23/2034	7.327%	1,600,000	1,575,099
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KKR CLO Ltd.(a),(b)
Series 2032A Class A1
3-month Term SOFR + 1.582% Floor 1.320% 01/15/2032	6.896%	17,000,000	17,000,085
LAD Auto Receivables Trust(a)
Series 2024-1A Class A4
09/15/2028	5.170%	1,015,000	1,010,684
Subordinated Series 2023-4A Class B
10/16/2028	6.390%	1,515,000	1,522,222
Lending Funding Trust(a)
Series 2020-2A Class A
04/21/2031	2.320%	700,000	641,098
Lendmark Funding Trust(a)
Series 2021-1A Class A
11/20/2031	1.900%	5,000,000	4,563,121
Loanpal Solar Loan Ltd.(a)
Series 2020-2GF Class A
07/20/2047	2.750%	1,320,256	1,061,614
Logan CLO I Ltd.(a),(b)
Series 2021-1A Class A
3-month Term SOFR + 1.422% Floor 1.160% 07/20/2034	6.739%	15,000,000	15,008,235
M&T Equipment Notes(a)
Series 2023-1A Class A3
07/15/2030	5.740%	2,115,000	2,111,671
Madison Park Funding LIX Ltd.(a),(b)
Series 2021-59A Class A
3-month Term SOFR + 1.402% Floor 1.140% 01/18/2034	6.700%	12,500,000	12,512,587
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	6.721%	6,500,000	6,509,756
Series 2021-48A Class C
3-month Term SOFR + 2.262% Floor 2.000% 04/19/2033	7.571%	1,520,000	1,518,226
Madison Park Funding XXI Ltd.(a),(b)
Series 2016-21A Class AARR
3-month Term SOFR + 1.342% Floor 1.080% 10/15/2032	6.656%	17,000,000	17,009,520
Series 2016-21A Class ABRR
3-month Term SOFR + 1.662% Floor 1.400% 10/15/2032	6.976%	1,750,000	1,749,962
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXXVIII Ltd.(a),(b)
Series 2021-38A Class A
3-month Term SOFR + 1.382% Floor 1.120% 07/17/2034	6.698%	15,000,000	15,022,590
Magnetite XVII Ltd.(a),(b)
Series 2016-17A Class AR
3-month Term SOFR + 1.362% 07/20/2031	6.679%	1,027,935	1,027,927
Mariner Finance Issuance Trust(a)
Series 2020-AA Class A
08/21/2034	2.190%	453,778	447,206
Marlette Funding Trust(a)
Series 2021-1A Class C
06/16/2031	1.410%	63,844	63,722
Series 2022-3A Class A
11/15/2032	5.180%	1,275,380	1,272,736
Massachusetts Educational Financing Authority
Series 2018-A Class A
05/25/2033	3.850%	1,167,790	1,132,326
Merchants Fleet Funding LLC(a)
Series 2023-1A Class A
05/20/2036	7.210%	5,015,000	5,029,597
Merlin Aviation Holdings DAC(a)
Series 2016-1 Class A
12/15/2032	4.500%	185,737	162,629
MF1 LLC(a),(b)
Series 2024-FL14 Class A
1-month Term SOFR + 1.737% Floor 1.737%, Cap 1.737% 03/19/2039	7.055%	5,000,000	4,992,206
MF1 Ltd.(a),(b)
Series 2021-FL6 Class D
1-month Term SOFR + 2.664% Floor 2.550% 07/16/2036	7.986%	7,000,000	6,636,660
MidOcean Credit CLO VIII(a),(b)
Series 2018-8A Class B
3-month Term SOFR + 1.912% 02/20/2031	7.231%	6,600,000	6,601,591
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class A
10/15/2040	5.787%	490,647	479,893
Mill City Solar Loan Ltd.(a)
Series 2019-1A Class A
03/20/2043	4.340%	929,730	848,752
Series 2019-2GS Class A
07/20/2043	3.690%	987,239	869,369
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mosaic Solar Loan Trust(a)
Series 2018-1A Class A
06/22/2043	4.010%	450,867	413,063
Series 2019-1A Class A
12/21/2043	4.370%	926,274	858,972
Series 2020-2A Class A
08/20/2046	1.440%	1,682,941	1,390,054
Series 2023-3A Class A
11/20/2053	5.910%	2,605,989	2,609,692
Series 2023-4A Class A
05/20/2053	6.400%	4,010,449	4,108,466
Series 2024-1 Class A
09/20/2049	5.500%	2,600,000	2,588,036
Subordinated Series 2018-2GS Class B
02/22/2044	4.740%	577,004	514,022
Subordinated Series 2020-2A Class B
08/20/2046	2.210%	1,073,180	863,020
Subordinated Series 2021-2A Class B
04/22/2047	2.090%	868,617	659,620
Mosaic Solar Loans LLC(a)
Series 2017-2A Class A
06/22/2043	3.820%	472,544	433,346
Navient Private Education Refi Loan Trust(a)
Series 2020-BA Class A2
01/15/2069	2.120%	952,780	871,680
Series 2020-DA Class A
05/15/2069	1.690%	4,708,850	4,251,366
Series 2020-FA Class A
07/15/2069	1.220%	618,593	560,832
Series 2020-GA Class A
09/16/2069	1.170%	1,150,371	1,035,770
Series 2020-HA Class A
01/15/2069	1.310%	540,188	493,250
Series 2021-A Class A
05/15/2069	0.840%	615,893	537,482
Series 2021-BA Class A
07/15/2069	0.940%	1,243,042	1,080,139
Navistar Financial Dealer Note Master Owner Trust II(a)
Series 2023-1 Class A
08/25/2028	6.180%	1,685,000	1,683,623
Nelnet Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month Term SOFR + 0.712% 08/23/2036	6.034%	4,298,039	4,246,621
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-4A Class A2
30-day Average SOFR + 1.064% Floor 0.950% 11/25/2048	6.386%	3,596,344	3,585,670
Neuberger Berman CLO XVII Ltd.(a),(b)
Series 2014-17A Class CR2
3-month Term SOFR + 2.262% Floor 2.000% 04/22/2029	7.579%	2,000,000	1,986,900
Neuberger Berman Loan Advisers CLO Ltd.(a),(b)
Series 2019-33A Class CR
3-month Term SOFR + 2.162% Floor 1.900% 10/16/2033	7.476%	2,000,000	1,983,782
Series 2021-40A Class C
3-month Term SOFR + 2.012% Floor 1.750% 04/16/2033	7.326%	4,650,000	4,593,107
New Economy Assets Phase 1 Sponsor LLC(a)
Series 2021-1 Class A1
10/20/2061	1.910%	5,030,000	4,375,944
Oaktree CLO Ltd.(a),(b)
Series 2019-1A Class A1R
3-month Term SOFR + 1.372% Floor 1.110% 04/22/2030	6.689%	9,800,000	9,804,096
Series 2024-25 Class C
3-month Term SOFR + 2.500% Floor 2.500% 04/20/2037	7.800%	1,950,000	1,950,335
OCP CLO Ltd.(a),(b)
Series 2020-18A Class CR
3-month Term SOFR + 2.212% Floor 1.950% 07/20/2032	7.529%	500,000	496,755
Octagon 61 Ltd.(a),(b)
Series 2023-2A Class A
3-month Term SOFR + 1.850% Floor 1.850% 04/20/2036	7.168%	1,550,000	1,557,612
Octagon Investment Partners 27 Ltd.(a),(b)
Series 2016-1A Class A2R
3-month Term SOFR + 1.612% 07/15/2030	6.926%	6,925,000	6,847,959
Octagon Investment Partners 32 Ltd.(a),(b)
Series 2017-1A Class A2R
3-month Term SOFR + 1.462% Floor 1.200% 07/15/2029	6.776%	7,400,000	7,399,682
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 46 Ltd.(a),(b)
Series 2020-2A Class AR
3-month Term SOFR + 1.422% Floor 1.160% 07/15/2036	6.736%	7,900,000	7,903,950
OHA Credit Funding Ltd.(a),(b)
Series 2021-8A Class C
3-month Term SOFR + 2.162% Floor 1.900% 01/18/2034	7.460%	1,350,000	1,349,318
OHA Credit Partners VII Ltd.(a),(b)
Series 2012-7A Class CR3
3-month Term SOFR + 2.062% Floor 1.800% 02/20/2034	7.381%	5,000,000	4,977,360
OneMain Direct Auto Receivables Trust(a)
Series 2019-1A Class A
09/14/2027	3.630%	6,900,000	6,788,420
Subordinated Series 2019-1A Class B
11/14/2028	3.950%	1,500,000	1,443,329
Subordinated Series 2019-1A Class D
04/14/2031	4.680%	2,900,000	2,808,027
Subordinated Series 2021-1A Class C
07/14/2028	1.420%	7,367,000	6,727,222
Subordinated Series 2021-1A Class D
11/14/2030	1.620%	900,000	805,119
Subordinated Series 2023-1A Class C
02/14/2031	6.140%	3,100,000	2,995,057
OneMain Financial Issuance Trust(a)
Series 2020-2A Class A
09/14/2035	1.750%	2,700,000	2,502,101
Series 2022-S1 Class A
05/14/2035	4.130%	7,275,000	7,109,108
Subordinated Series 2022-2 Class D
10/14/2034	6.550%	6,280,000	6,141,113
Subordinated Series 2023-1A Class D
06/14/2038	7.490%	100,000	102,773
Subordinated Series 2023-2A Class C
09/15/2036	6.740%	1,500,000	1,504,968
Subordinated Series 2023-2A Class D
09/15/2036	7.520%	1,600,000	1,633,789
Oscar US Funding XII LLC(a)
Series 2021-1A Class A4
04/10/2028	1.000%	2,050,000	1,967,819
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A
3-month Term SOFR + 1.512% Floor 1.250% 10/22/2030	6.829%	5,839,683	5,841,248
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	464,418	458,344
Palmer Square CLO Ltd.(a),(b)
Series 2014-1A Class A1R2
3-month Term SOFR + 1.392% Floor 1.130% 01/17/2031	6.708%	4,144,861	4,149,715
Series 2020-3A Class BR2
3-month Term SOFR + 2.650% Floor 2.650% 11/15/2036	7.957%	2,000,000	1,999,898
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2016-1R Class A1R
3-month Term SOFR + 1.462% Floor 1.200% 08/23/2031	6.784%	7,330,014	7,337,843
Series 2017-1A Class A1R
3-month Term SOFR + 1.502% Floor 1.240% 02/14/2034	6.808%	5,000,000	5,000,435
Series 2019-2A Class A1
3-month Term SOFR + 1.442% Floor 1.180% 10/15/2034	6.756%	15,000,000	15,002,235
Planet Fitness Master Issuer LLC(a)
Series 2018-1A Class A2II
09/05/2048	4.666%	3,818,425	3,729,106
Post Road Equipment Finance LLC(a)
Subordinated Series 2024-1A Class A2
11/15/2029	5.590%	870,000	869,289
Prestige Auto Receivables Trust(a)
Subordinated Series 2021-1A Class C
02/15/2028	1.530%	2,525,000	2,400,743
Subordinated Series 2023-1A Class C
02/15/2028	5.650%	2,460,000	2,450,828
Primose Funding LLC(a)
Series 2019-1A Class A2
07/30/2049	4.475%	1,451,250	1,388,049
Regional Management Issuance Trust(a)
Series 2022-1 Class A
03/15/2032	3.070%	2,800,000	2,675,344
Rockford Tower CLO Ltd.(a),(b)
Series 2021-1A Class B
3-month Term SOFR + 1.912% Floor 1.650% 07/20/2034	7.229%	7,900,000	7,892,234
Series 2021-3A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/20/2034	7.329%	10,000,000	9,974,250
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Bank Auto Credit-Linked Notes(a)
Subordinated Series 2022-A Class C
05/15/2032	7.375%	494,936	492,457
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	188,486	186,680
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	1,331,689	1,312,653
Subordinated Series 2020-4 Class D
01/15/2027	1.480%	1,078,226	1,055,703
Subordinated Series 2022-3 Class B
08/16/2027	4.130%	3,710,000	3,662,682
Subordinated Series 2022-4 Class B
11/15/2027	4.420%	3,505,000	3,460,647
Subordinated Series 2023-1 Class C
05/15/2030	5.090%	810,000	796,989
Subordinated Series 2023-3 Class C
11/15/2030	5.770%	1,160,000	1,160,535
Subordinated Series 2023-4 Class B
12/15/2028	5.770%	2,410,000	2,426,544
Subordinated Series 2023-5 Class B
12/17/2029	6.160%	3,885,000	3,929,369
Subordinated Series 2023-6 Class C
03/17/2031	6.400%	600,000	603,121
SBNA Auto Lease Trust(a)
Series 2024-A Class A3
11/20/2026	5.390%	1,825,000	1,824,885
SCF Equipment Leasing LLC(a)
Series 2022-1A Class A3
07/20/2029	2.920%	1,800,696	1,767,967
Series 2023-1A Class A2
01/22/2030	6.560%	2,625,000	2,647,160
Servpro Master Issuer LLC(a)
Series 2024-1A Class A2
01/25/2054	6.174%	2,250,000	2,270,585
SFS Auto Receivables Securitization Trust(a)
Series 2023-1A Class A3
10/20/2028	5.470%	2,915,000	2,927,924
Shackleton VR CLO Ltd.(a),(b)
Series 2014-5RA Class A
3-month Term SOFR + 1.362% Floor 1.100% 05/07/2031	6.678%	9,660,307	9,671,252
Silver Rock CLO III(a),(b)
Series 2023-3A Class A1
3-month Term SOFR + 1.880% Floor 1.880% 01/20/2036	7.217%	19,000,000	19,087,685
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Student Loan Trust(b)
Series 2008-2 Class B
90-day Average SOFR + 1.462% Floor 1.200% 01/25/2083	6.823%	1,165,000	1,114,949
Series 2008-3 Class B
90-day Average SOFR + 1.462% Floor 1.200% 04/26/2083	6.823%	1,165,000	1,112,408
Series 2008-4 Class B
90-day Average SOFR + 2.112% Floor 1.850% 04/25/2073	7.473%	1,165,000	1,168,345
Series 2008-5 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/25/2073	7.473%	4,060,000	4,025,594
Series 2008-6 Class A4
90-day Average SOFR + 1.362% Floor 1.100% 07/25/2024	6.723%	2,910,657	2,885,824
Series 2008-6 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	7.473%	1,165,000	1,102,645
Series 2008-7 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	7.473%	1,165,000	1,095,238
Series 2012-2 Class A
30-day Average SOFR + 0.814% Floor 0.700% 01/25/2029	6.136%	3,700,010	3,581,502
Series 2012-7 Class A3
30-day Average SOFR + 0.764% Floor 0.650% 05/26/2026	6.086%	1,811,008	1,741,979
SMB Private Education Loan Trust(a)
Series 2020-PTA Class A2A
09/15/2054	1.600%	1,927,436	1,747,369
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	161,419	155,726
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-A Class A2B
02/25/2042	2.950%	42,538	41,495
Series 2019-A Class BFX
06/15/2048	4.110%	2,500,000	2,215,090
Subordinated Series 2018-B Class BFX
08/25/2047	3.830%	2,700,000	2,461,591
Subordinated Series 2019-B Class BFX
08/17/2048	3.730%	2,500,000	2,168,470
SoFi Professional Loan Program Trust(a)
Subordinated Series 2020-B Class BFX
05/15/2046	2.730%	2,200,000	1,627,551
Sonic Capital LLC(a)
Series 2020-1A Class A2I
01/20/2050	3.845%	1,833,500	1,732,847
Sound Point CLO II Ltd.(a),(b)
Series 2013-1A Class A1R
3-month Term SOFR + 1.332% Floor 1.070% 01/26/2031	6.656%	4,643,408	4,644,360
Sunnova Helios XI Issuer LLC(a)
Series 2023-A Class A
05/20/2050	5.300%	4,573,221	4,473,296
Sunnova Sol II Issuer LLC(a)
Series 2020-2A Class A
11/01/2055	2.730%	2,718,339	2,234,987
Sunnova Sol III Issuer LLC(a)
Series 2021-1 Class A
04/28/2056	2.580%	2,268,101	1,890,488
Sunrun Athena Issuer LLC(a)
Series 2018-1 Class A
04/30/2049	5.310%	1,753,722	1,668,104
Sunrun Callisto Issuer LLC(a)
Series 2019-1A Class A
06/30/2054	3.980%	1,277,040	1,189,839
Sunrun Iris Issuer LLC(a)
Series 2023-1A Class A
01/30/2059	5.750%	1,730,800	1,646,947
Symphony CLO XVIII Ltd.(a),(b)
Series 2016-18A Class A1RR
3-month Term SOFR + 1.362% Floor 1.100% 07/23/2033	6.677%	6,250,000	6,249,963
Taco Bell Funding LLC(a)
Series 2021-1A Class A2I
08/25/2051	1.946%	2,456,250	2,217,697
TCI-Flatiron CLO Ltd.(a),(b)
Series 2018-1A Class CR
3-month Term SOFR + 2.012% Floor 1.750% 01/29/2032	7.331%	2,300,000	2,293,187
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TCW CLO Ltd.(a),(b)
Series 2017-1A Class A1RR
3-month Term SOFR + 1.442% Floor 1.180% 10/29/2034	6.761%	21,750,000	21,756,938
Series 2017-1A Class BRR
3-month Term SOFR + 1.962% Floor 1.700% 10/29/2034	7.281%	6,500,000	6,490,029
Series 2021-1A Class C
3-month Term SOFR + 2.162% Floor 1.900% 03/18/2034	7.479%	3,150,000	3,112,055
Telos CLO Ltd.(a),(b)
Series 2013-4A Class AR
3-month Term SOFR + 1.502% Floor 1.240% 01/17/2030	6.818%	6,222,483	6,223,783
Texas Debt Capital CLO Ltd.(a),(b)
Series 2023-1A Class A
3-month Term SOFR + 1.800% Floor 1.800% 04/20/2036	7.118%	4,050,000	4,074,413
Textainer Marine Containers VII Ltd.(a)
Series 2021-2A Class A
04/20/2046	2.230%	3,402,667	3,008,080
THL Credit Wind River CLO Ltd.(a),(b)
Series 2019-1A Class AR
3-month Term SOFR + 1.422% Floor 1.160% 07/20/2034	6.739%	10,000,000	9,999,320
TIAA CLO I Ltd.(a),(b)
Series 2016-1A Class AR
3-month Term SOFR + 1.462% Floor 1.200% 07/20/2031	6.779%	6,098,918	6,106,841
Tikehau US CLO III Ltd.(a),(b)
Series 2022-2A Class A1R
3-month Term SOFR + 1.870% Floor 1.870% 01/20/2036	7.188%	15,000,000	15,152,670
Tikehau US CLO IV Ltd.(a),(b)
Series 2023-1A Class A1
3-month Term SOFR + 2.200% Floor 2.200% 07/15/2034	7.514%	28,000,000	28,458,472
Toyota Auto Loan Extended Note Trust(a)
Series 2020-1A Class A
05/25/2033	1.350%	1,405,000	1,337,206
Trafigura Securitisation Finance PLC(a)
Subordinated Series 2021-1A Class B
01/15/2025	1.780%	1,550,000	1,481,888
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tralee CLO VI Ltd.(a),(b)
Series 2019-6A Class A1R
3-month Term SOFR + 1.432% Floor 1.170% 10/25/2032	6.756%	25,000,000	24,974,350
Tralee CLO VII Ltd(a),(b)
Series 2021-7A Class A1
3-month Term SOFR + 1.582% Floor 1.320% 04/25/2034	6.906%	9,250,000	9,257,825
Trestles CLO V LTD.(a),(b)
Series 2021-5A Class B1
3-month Term SOFR + 1.912% Floor 1.650% 10/20/2034	7.229%	6,800,000	6,776,703
Trinitas CLO VII Ltd.(a),(b)
Series 2017-7A Class A1R
3-month Term SOFR + 1.462% Floor 1.200% 01/25/2035	6.786%	4,000,000	3,999,860
Trinitas CLO XX Ltd.(a),(b)
Series 2022-20A Class A1
3-month Term SOFR + 1.530% Floor 1.530% 07/20/2035	6.848%	13,250,000	13,257,380
Trinitas CLO XXVI Ltd.(a),(b)
Series 2023-26A Class A1
3-month Term SOFR + 1.690% Floor 1.690% 01/20/2035	7.008%	18,000,000	18,107,730
Triton Container Finance VIII LLC(a)
Series 2021-1A Class A
03/20/2046	1.860%	2,406,667	2,089,586
United Auto Credit Securitization Trust(a)
Subordinated Series 2022-2 Class C
05/10/2027	5.810%	1,995,000	1,981,912
Upstart Securitization Trust(a)
Series 2023-1 Class A
02/20/2033	6.590%	723,032	722,797
Venture CLO Ltd.(a),(b)
Series 2017-28AA Class A1R
3-month Term SOFR + 1.472% Floor 1.210% 10/20/2034	6.789%	12,500,000	12,500,062
Venture XXVII CLO Ltd.(a),(b)
Series 2017-27A Class CR
3-month Term SOFR + 2.562% 07/20/2030	7.879%	4,100,000	4,063,449
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voya CLO Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month Term SOFR + 1.472% Floor 1.210% 10/15/2030	6.786%	4,929,505	4,934,016
Series 2016-1A Class A1R
3-month Term SOFR + 1.332% Floor 1.070% 01/20/2031	6.649%	7,659,087	7,660,612
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
90-day Average SOFR + 0.432% Floor 0.170% 04/25/2040	5.793%	3,545,377	3,456,259
Wellfleet CLO Ltd.(a),(b)
Series 2019-1A Class A1R
3-month Term SOFR + 1.382% Floor 1.120% 07/20/2032	6.699%	15,000,000	14,967,990
Wendy’s Funding LLC(a)
Series 2018-1A Class A2II
03/15/2048	3.884%	939,969	885,926
Series 2019-1A Class A2I
06/15/2049	3.783%	3,104,944	2,975,171
Series 2021-1A Class A2II
06/15/2051	2.775%	4,987,121	4,177,354
Westlake Automobile Receivables Trust(a)
Series 2021-2A Class C
07/15/2026	0.890%	1,293,351	1,274,248
Subordinated Series 2023-2A Class B
03/15/2028	6.140%	3,550,000	3,548,180
Subordinated Series 2023-3A Class C
09/15/2028	6.020%	4,530,000	4,530,280
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	855,000	855,442
Wheels Fleet Lease Funding 1 LLC(a)
Series 2023-1A Class A
04/18/2038	5.800%	5,650,000	5,655,851
Wind River CLO Ltd.(a),(b)
Series 2016-1A Class A1R2
3-month Term SOFR + 1.472% Floor 1.210% 10/15/2034	6.786%	4,250,000	4,242,495
World Omni Automobile Lease Securitization Trust
Series 2023-A Class A3
09/15/2026	5.070%	2,420,000	2,411,782
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
World Omni Select Auto Trust
Subordinated Series 2021-A Class B
08/16/2027	0.850%	2,170,000	2,083,321
York CLO-4 Ltd.(a),(b)
Series 2016-2A Class A1R
3-month Term SOFR + 1.352% 04/20/2032	6.669%	9,761,649	9,770,611
Zais CLO 7 Ltd.(a),(b)
Series 2017-2A Class A
3-month Term SOFR + 1.552% 04/15/2030	6.866%	1,830,900	1,831,332
Zais CLO 9 Ltd.(a),(b)
Series 2018-2A Class A
3-month Term SOFR + 1.462% Floor 1.200% 07/20/2031	6.779%	10,311,767	10,313,334
Zaxby’s Funding LLC(a)
Series 2021-1A Class A2
07/30/2051	3.238%	5,508,750	4,837,073
Total Asset-Backed Securities — Non-Agency (Cost $1,353,375,672)			1,339,820,690

Commercial Mortgage-Backed Securities - Agency 0.7%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d),(e)
CMO Series K055 Class X1
03/25/2026	1.335%	1,943,283	42,939
CMO Series K057 Class X1
07/25/2026	1.161%	2,298,772	48,063
CMO Series K059 Class X1
09/25/2026	0.298%	6,862,420	41,218
CMO Series K060 Class X1
10/25/2026	0.062%	24,855,679	47,166
CMO Series K152 Class X1
01/25/2031	0.954%	3,953,343	187,167
Series 20K129 Class X1 (FHLMC)
05/25/2031	1.032%	12,569,900	685,542
Series 20K141 Class X1 (FHLMC)
02/25/2032	0.305%	7,248,198	151,575
Series 20K142 Class X1 (FHLMC)
12/25/2031	0.297%	17,571,344	355,453
Series 20K143 Class X1 (FHLMC)
04/25/2055	0.342%	7,937,151	188,915
Series 20K144 Class X1 (FHLMC)
04/25/2032	0.326%	10,387,097	242,706
Series K069 Class X1
09/25/2027	0.343%	35,837,884	394,084
Series K091 Class X1
03/25/2029	0.561%	39,071,624	946,702
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K095 Class X1
06/25/2029	0.950%	74,728,198	3,079,198
Series K106 Class X1
01/25/2030	1.318%	94,271,638	5,929,196
Series K131 Class X1 (FHLMC)
07/25/2031	0.728%	12,786,129	553,854
Series K137 Class X1
11/25/2031	0.198%	274,439,981	3,330,768
Series K145 Class X1
06/25/2055	0.317%	4,655,154	105,630
Series K146 Class X1
06/25/2032	0.230%	15,762,663	281,029
Series K147 Class X1
06/25/2032	0.358%	12,176,355	321,839
Series K149 Class X1 (FHLMC)
08/25/2032	0.264%	20,951,276	438,322
Series K-150 Class X1 (FHLMC)
09/25/2032	0.310%	26,965,944	649,545
Series K-1515 Class X1
02/25/2035	1.510%	7,073,694	778,383
Series K-1516 Class X1
05/25/2035	1.510%	14,608,034	1,714,951
Series K-1517 Class X1
07/25/2035	1.323%	19,929,079	2,040,680
Series K1521 Class X1
08/25/2036	0.980%	23,326,746	1,769,271
Series K728 Class X1
08/25/2024	0.460%	220,977,170	393,803
Series K729 Class X1
10/25/2024	0.339%	133,097,866	186,976
Series K735 Class X1
05/25/2026	0.958%	12,485,820	204,892
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K056 Class A2
05/25/2026	2.525%	6,137,000	5,865,624
Series K074 Class A2
01/25/2028	3.600%	8,660,000	8,311,885
Series K155 Class A3
04/25/2033	3.750%	6,935,000	6,410,878
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series K157 Class A3
08/25/2033	3.990%	6,145,000	5,575,534
Series Q006 Class APT1
07/25/2026	2.673%	3,356,590	3,204,586
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
11/01/2031	3.400%	1,500,000	1,340,488
02/01/2033	3.400%	3,942,631	3,572,550
07/01/2033	3.670%	8,000,000	7,310,056
03/01/2035	2.510%	3,000,000	2,429,180
04/01/2040	2.455%	3,495,000	2,469,495
Federal National Mortgage Association(d),(e)
Series 2020-M43 Class X1
08/25/2034	1.913%	33,631,802	2,858,602
Freddie Mac Multifamily Structured Pass-Through Certificates(d),(e)
Series K514 Class X1 (FHLMC)
12/25/2028	0.964%	67,400,000	2,757,300
Government National Mortgage Association(d),(e)
CMO Series 2011-38 Class IO
04/16/2053	0.530%	871,126	6,685
CMO Series 2013-162 Class IO
09/16/2046	0.057%	15,990,802	17,158
CMO Series 2014-134 Class IA
01/16/2055	0.145%	11,577,410	50,563
CMO Series 2015-101 Class IO
03/16/2052	0.270%	2,818,571	25,943
CMO Series 2015-114
03/15/2057	0.351%	1,262,512	17,488
CMO Series 2015-120 Class IO
03/16/2057	0.614%	6,482,405	108,806
CMO Series 2015-125 Class IB
01/16/2055	0.944%	6,856,255	146,835
CMO Series 2015-125 Class IO
07/16/2055	0.607%	17,653,918	228,115
CMO Series 2015-146 Class IC
07/16/2055	0.186%	5,386,046	28,209
CMO Series 2015-171 Class IO
11/16/2055	0.837%	4,501,774	121,415
CMO Series 2015-174 Class IO
11/16/2055	0.414%	5,632,245	103,561
CMO Series 2015-21 Class IO
07/16/2056	0.704%	2,958,905	70,909
CMO Series 2015-29 Class EI
09/16/2049	0.701%	4,656,674	65,286
CMO Series 2015-41 Class IO
09/16/2056	0.168%	892,196	5,624
CMO Series 2015-6 Class IO
02/16/2051	0.470%	1,980,765	20,423
CMO Series 2015-70 Class IO
12/16/2049	0.566%	5,516,382	91,107
CMO Series 2016-39 Class IO
01/16/2056	0.679%	3,493,325	88,338
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-17 Class IO
06/16/2064	0.802%	6,239,495	367,766
CMO Series 2022-4 Class IO
03/16/2064	0.860%	15,366,597	961,679
CMO Series 2022-43 Class IO
09/16/2061	0.740%	12,787,921	695,631
Series 2014-101 Class IO
04/16/2056	0.580%	9,363,359	118,835
Series 2016-152 Class IO
08/15/2058	0.770%	9,384,590	326,139
Series 2017-168 Class IO
12/16/2059	0.544%	15,330,231	494,941
Series 2018-110 Class IA
11/16/2059	0.640%	19,981,235	703,649
Series 2018-2 Class IO
12/16/2059	0.705%	7,138,544	288,297
Series 2020-108 Class IO
06/16/2062	0.847%	8,797,513	497,539
Series 2021-106 Class IO
04/16/2063	0.859%	9,422,279	599,523
Series 2021-132 Class BI
04/16/2063	0.923%	12,032,399	785,591
Series 2021-133 Class IO
07/16/2063	0.881%	11,870,078	769,937
Series 2021-144 Class IO
04/16/2063	0.825%	11,914,438	703,222
Series 2021-145 Class IO
07/16/2061	0.771%	2,510,352	133,402
Series 2021-151 Class IO
04/16/2063	0.917%	10,654,736	725,383
Series 2021-163 Class IO
03/16/2064	0.801%	11,122,357	659,817
Series 2021-186 Class IO
05/16/2063	0.764%	12,410,262	683,546
Series 2021-52 Class IO
04/16/2063	0.720%	10,370,744	547,634
Series 2022-132 Class IO
10/16/2064	0.538%	10,921,208	496,493
Series 2022-166 Class IO
04/16/2065	0.792%	12,843,676	730,744
Series 2022-92 Class EI
02/16/2064	0.809%	11,103,027	653,735
Series 2023-110 Class IO
07/16/2058	1.021%	9,933,615	782,683
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.550% 03/20/2063	5.813%	70,449	70,021
Total Commercial Mortgage-Backed Securities - Agency (Cost $120,668,105)			91,208,717

Commercial Mortgage-Backed Securities - Non-Agency 6.2%

Arbor Multifamily Mortgage Securities Trust(a)
Series 2021-MF2 Class A4
06/15/2054	2.252%	18,000,000	14,467,558
Arbor Realty Commercial Real Estate Notes Ltd.(a),(b)
Series 2021-FL2 Class A
1-month Term SOFR + 1.214% Floor 1.100% 05/15/2036	6.532%	4,027,089	4,017,980
Series 2021-FL3 Class A
1-month Term SOFR + 1.184% Floor 1.070% 08/15/2034	6.502%	5,200,000	5,157,452
Series 2021-FL4 Class A
1-month Term SOFR + 1.464% Floor 1.350% 11/15/2036	6.782%	5,000,000	4,973,089
Series 2021-FL4 Class D
1-month Term SOFR + 3.014% Floor 2.900% 11/15/2036	8.332%	3,250,000	3,113,291
AREIT LLC(a),(b)
Series 2023-CRE8 Class A
1-month Term SOFR + 2.112% Floor 2.112% 08/17/2041	7.432%	2,957,894	2,958,842
AREIT Trust(a),(b)
Series 2022-CRE6 Class A
30-day Average SOFR + 1.250% Floor 1.250% 01/16/2037	6.574%	1,269,586	1,256,423
BAMLL Commercial Mortgage Securities Trust(a)
Series 2019-BPR Class AM
11/05/2032	3.287%	6,325,000	6,043,116
Banc of America Merrill Lynch Commercial Mortgage, Inc.(d),(e)
Series 2019-BN18 Class XA
05/15/2062	0.885%	59,160,387	2,128,816
BANK(d),(e)
Series 2017-BNK8 Class XA
11/15/2050	0.710%	26,539,493	559,118
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BANK(d)
Series 2021-BN37 Class A5
11/15/2064	2.618%	5,605,000	4,678,369
Series 2022-BNK40 Class A4
03/15/2064	3.507%	2,945,000	2,609,880
BANK(a)
Subordinated Series 2017-BNK6 Class D
07/15/2060	3.100%	2,380,000	1,864,327
BANK5(d)
Series 2023-5YR3 Class A3
09/15/2056	6.724%	2,985,000	3,156,721
BANK5
Series 2023-5YR4 Class A3
12/15/2056	6.500%	1,395,000	1,464,285
BBCMS Mortgage Trust(a)
Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	12,229,369
Subordinated Series 2016-ETC Class B
08/14/2036	3.189%	900,000	786,090
Subordinated Series 2016-ETC Class C
08/14/2036	3.391%	770,000	640,031
BBCMS Mortgage Trust(d),(e)
Series 2018-C2 Class XA
12/15/2051	0.753%	60,301,280	1,689,503
BBCMS Mortgage Trust(a),(b)
Series 2020-BID Class A
1-month Term SOFR + 2.254% Floor 2.140% 10/15/2037	7.572%	9,360,000	9,301,500
BBCMS Mortgage Trust
Series 2021-C12 Class A5
11/15/2054	2.689%	5,580,000	4,725,965
Series 2023-C20 Class A5
07/15/2056	5.576%	2,100,000	2,173,120
BBCMS Mortgage Trust(a),(d)
Subordinated Series 2016-ETC Class D
08/14/2036	3.609%	2,790,000	2,228,642
BB-UBS Trust(a)
Series 2012-TFT Class A
06/05/2030	2.892%	2,165,043	1,987,509
BDS Ltd.(a),(b)
Series 2021-FL8 Class B
1-month Term SOFR + 1.464% Floor 1.350% 01/18/2036	6.784%	1,000,000	994,842
Benchmark Mortgage Trust(d),(e)
03/15/2053	1.414%	25,263,601	1,210,937
Series 2019-B10 Class XA
03/15/2062	1.194%	26,942,394	1,344,037
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-B20 Class XA
10/15/2053	1.609%	14,412,088	921,699
Benchmark Mortgage Trust
Series 2021-B26 Class A4
06/15/2054	2.295%	10,600,000	8,839,454
Series 2021-B31 Class A5
12/15/2054	2.669%	4,440,000	3,722,617
Benchmark Mortgage Trust(d)
Series 2023-V2 Class A3
05/15/2055	5.812%	17,305,000	17,634,285
Subordinated Series 2019-B14 Class C
12/15/2062	3.772%	1,500,000	1,089,702
BIG Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-BIG Class B
1-month Term SOFR + 1.741% Floor 1.741% 02/15/2039	7.059%	2,100,000	2,073,108
Subordinated Series 2022-BIG Class C
1-month Term SOFR + 2.340% Floor 2.340% 02/15/2039	7.658%	420,000	409,520
BLP Commercial Mortgage Trust(a),(b)
Subordinated Series 2024-IND2 Class C
1-month Term SOFR + 1.891% 03/15/2041	7.191%	2,500,000	2,497,955
BMD2 Re-Remic Trust(a),(f)
Series 2019-FRR1 Class 3AB
05/25/2052	0.000%	2,821,000	2,012,361
Subordinated Series 2019-FRR1 Class 2C
05/25/2052	0.000%	14,258,000	12,814,015
BOCA Commercial Mortgage Trust(a),(b)
Series 2022-BOCA Class A
1-month Term SOFR + 1.770% Floor 1.770% 05/15/2039	7.087%	1,000,000	1,000,443
BPR Trust(a),(b)
Series 2021-NRD Class A
1-month Term SOFR + 1.525% Floor 1.525% 12/15/2038	6.843%	3,045,000	2,957,716
Series 2022-OANA Class A
1-month Term SOFR + 1.898% Floor 1.898% 04/15/2037	7.216%	2,300,000	2,307,109
BPR Trust(a),(d)
Series 2023-BRK2 Class A
11/05/2028	6.899%	5,400,000	5,582,353
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Commercial Mortgage Trust(a),(b)
Series 2020-VKNG Class A
1-month Term SOFR + 1.044% Floor 1.045% 10/15/2037	6.362%	5,644,954	5,629,078
Series 2021-VOLT Class A
1-month Term SOFR + 0.814% Floor 0.700% 09/15/2036	6.132%	1,280,000	1,265,529
Series 2021-VOLT Class G
1-month Term SOFR + 2.964% Floor 2.850% 09/15/2036	8.282%	3,000,000	2,935,186
Series 2022-CSMO Class A
1-month Term SOFR + 2.115% Floor 2.115% 06/15/2027	7.432%	5,918,000	5,940,206
Series 2023-VLT2 Class A
1-month Term SOFR + 2.281% Floor 2.281% 06/15/2040	7.599%	5,500,000	5,513,750
Series 2023-VLT3 Class A
1-month Term SOFR + 1.940% Floor 1.940% 11/15/2028	7.258%	5,000,000	5,000,003
Series 2023-XL3 Class A
1-month Term SOFR + 1.761% Floor 1.761% 12/09/2040	7.079%	5,000,000	5,034,375
Subordinated Series 2021-21M Class E
1-month Term SOFR + 2.285% Floor 2.171% 10/15/2036	7.603%	1,925,000	1,896,125
Subordinated Series 2021-IRON Class E
1-month Term SOFR + 2.464% Floor 2.350% 02/15/2038	7.782%	3,000,000	2,823,301
Subordinated Series 2021-MFM1 Class D
1-month Term SOFR + 1.614% Floor 1.500% 01/15/2034	6.932%	383,131	378,102
Subordinated Series 2021-SOAR Class F
1-month Term SOFR + 2.464% Floor 2.350% 06/15/2038	7.782%	15,734,910	15,459,483
Subordinated Series 2022-CSMO Class B
1-month Term SOFR + 3.141% Floor 3.141% 06/15/2027	8.458%	3,490,000	3,499,817
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-MF Class D
1-month Term SOFR + 2.690% Floor 2.690% 02/15/2039	7.990%	3,000,000	2,999,999
Subordinated Series 2024-XL4 Class C
1-month Term SOFR + 2.191% Floor 2.191% 02/15/2039	7.509%	2,955,000	2,954,072
BX Commercial Mortgage Trust(a),(d)
Subordinated Series 2020-VIV3 Class B
03/09/2044	3.544%	5,780,000	5,060,435
BX Trust(a),(b),(c)
1-month Term SOFR + 2.090% Floor 2.090% 03/15/2026	7.340%	11,000,000	10,972,214
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,115,000	986,716
BX Trust(a),(b)
Series 2021-ARIA Class A
1-month Term SOFR + 1.014% 10/15/2036	6.331%	5,618,000	5,544,264
Series 2021-LGCY Class D
1-month Term SOFR + 0.114% Floor 1.302% 10/15/2036	6.735%	590,000	570,825
Series 2023-DELC Class A
1-month Term SOFR + 2.690% Floor 2.690% 05/15/2038	8.008%	2,000,000	2,017,508
Subordinated Series 2022-LBA6 Class D
1-month Term SOFR + 2.000% Floor 2.000% 01/15/2039	7.318%	750,000	740,625
Subordinated Series 2022-VAMF Class E
1-month Term SOFR + 2.700% Floor 2.700% 01/15/2039	8.018%	5,000,000	4,726,484
Subordinated Series 2024-BIO Class B
1-month Term SOFR + 1.941% 02/15/2041	7.241%	6,250,000	6,246,089
BXHPP Trust(a),(b)
Series 2021-FILM Class A
1-month Term SOFR + 0.764% Floor 0.650% 08/15/2036	6.082%	7,000,000	6,732,669
CAMB Commercial Mortgage Trust(a)
Series 2021-CX2 Class A
11/10/2046	2.700%	7,200,000	5,873,818
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cantor Commercial Real Estate Lending
Series 2019-CF1 Class A2
05/15/2052	3.623%	4,049,947	3,827,870
Series 2019-CF3 Class A3
01/15/2053	2.752%	16,100,000	13,903,949
Cantor Commercial Real Estate Lending(d),(e)
Series 2019-CF2 Class XA
11/15/2052	1.204%	41,615,592	1,847,408
CCUBS Commercial Mortgage Trust(d)
Subordinated Series 2017-C1 Class B
11/15/2050	4.159%	1,505,000	1,368,701
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%	14,750,906	13,802,933
Series 2017-CD6 Class A4
11/13/2050	3.190%	20,000,000	18,686,538
CD Mortgage Trust(d),(e)
Series 2019-CD8 Class XA
08/15/2057	1.398%	46,474,167	2,606,146
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	5,900,000	5,610,676
CFCRE Commercial Mortgage Trust(d),(e)
Series 2016-C4 Class XA
05/10/2058	1.599%	51,303,314	1,224,405
CFCRE Commercial Mortgage Trust(d)
Subordinated Series 2016-C7 Class C
12/10/2054	4.367%	1,250,000	1,083,154
Citigroup Commercial Mortgage Trust
Series 2015-GC35 Class A3
11/10/2048	3.549%	10,000,000	9,538,512
Series 2019-C7 Class A4
12/15/2072	3.102%	3,985,000	3,546,099
Series 2019-GC43 Class A3
11/10/2052	2.782%	10,000,000	8,719,849
Citigroup Commercial Mortgage Trust(a),(b)
Series 2021-PRM2 Class F
1-month Term SOFR + 3.864% Floor 3.750% 10/15/2036	9.182%	1,500,000	1,461,783
Citigroup Commercial Mortgage Trust(d)
Subordinated Series 2015-GC35 Class AS
11/10/2048	4.072%	1,300,000	1,184,894
Subordinated Series 2020-GC46 Class B
02/15/2053	3.150%	2,000,000	1,681,484
Citigroup Commercial Mortgage Trust(a),(d)
Subordinated Series 2016-C2 Class E
08/10/2049	4.390%	2,420,000	1,697,652
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023-SMRT Class C
06/10/2028	6.048%	1,000,000	987,122
COMM Mortgage Trust(a),(d)
Subordinated Series 2013-CR10 Class E
08/10/2046	4.363%	354,374	317,165
Subordinated Series 2020-CBM Class F
02/10/2037	3.633%	2,513,000	2,325,120
COMM Mortgage Trust(d)
Subordinated Series 2015-CR27 Class B
10/10/2048	4.337%	2,000,000	1,904,760
Subordinated Series 2017-COR2 Class B
09/10/2050	4.206%	2,500,000	2,266,068
Commercial Mortgage Pass-Through Certificates(a)
Series 2012-LTRT Class A2
10/05/2030	3.400%	3,002,900	2,761,989
Commercial Mortgage Pass-Through Certificates(d)
Subordinated Series 2019-BN24 Class C
11/15/2062	3.517%	1,000,000	791,001
Commercial Mortgage Trust
Series 2014-UBS4 Class A5
08/10/2047	3.694%	5,000,000	4,927,851
Series 2014-UBS6 Class A4
12/10/2047	3.378%	2,693,446	2,653,175
Series 2015-DC1 Class A5
02/10/2048	3.350%	790,000	770,507
Series 2015-LC19 Class A4
02/10/2048	3.183%	835,000	817,299
Series 2015-PC1 Class A5
07/10/2050	3.902%	2,755,000	2,693,224
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,410,989	7,907,203
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	14,800,000	13,024,006
CSAIL Commercial Mortgage Trust
Series 2019-C18 Class A4
12/15/2052	2.968%	3,345,000	2,906,115
CSAIL Commercial Mortgage Trust(d)
Subordinated Series 2018-C14 Class B
11/15/2051	4.878%	1,000,000	885,068
DBGS Mortgage Trust(a),(b)
Series 2018-BIOD Class E
1-month Term SOFR + 1.950% Floor 1.700% 05/15/2035	7.268%	2,741,288	2,707,019
Series 2018-BIOD Class F
1-month Term SOFR + 2.250% Floor 2.000% 05/15/2035	7.568%	10,782,400	10,519,307
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DBJPM Mortgage Trust(d),(e)
Series 2020-C9 Class XA
09/15/2053	1.704%	46,146,007	2,444,114
DBUBS Mortgage Trust(a)
Series 2017-BRBK Class A
10/10/2034	3.452%	2,800,000	2,610,390
DBWF Mortgage Trust(a),(d)
Series 2016-85T Class D
12/10/2036	3.808%	2,000,000	1,383,898
Series 2016-85T Class E
12/10/2036	3.808%	2,000,000	1,277,873
DC Commercial Mortgage Trust(a)
Series 2023-DC Class A
09/12/2040	6.314%	7,175,000	7,332,633
DTP Commercial Mortgage Trust(a),(d)
Series 2023-STE2 Class A
01/15/2041	6.038%	2,000,000	1,971,141
Extended Stay America Trust(a),(b)
Series 2021-ESH Class A
1-month Term SOFR + 1.194% Floor 1.080% 07/15/2038	6.512%	1,830,666	1,828,380
Series 2021-ESH Class E
1-month Term SOFR + 2.964% Floor 2.850% 07/15/2038	8.282%	2,745,998	2,741,708
FirstKey Homes Trust(a)
Series 2020-SFR1 Class A
08/17/2037	1.339%	6,071,837	5,696,055
Subordinated Series 2020-SFR2 Class E
10/19/2037	2.668%	3,432,000	3,210,766
FS Rialto(a),(b)
Series 2021-FL3 Class A
1-month Term SOFR + 1.364% Floor 1.364% 11/16/2036	6.684%	4,950,086	4,915,851
GAM Investments(a),(g)
Subordinated Series 2021-F Class A
09/27/2051	0.000%	2,186,000	1,987,899
Subordinated Series 2021-F Class D
09/27/2051	0.000%	1,777,000	1,524,044
Subordinated Series 2021-F Class E
09/27/2051	0.000%	1,798,000	1,648,600
Subordinated Series 2021-F Class G
09/27/2051	0.000%	1,797,000	1,640,255
Subordinated Series 2021-F Class H
09/27/2051	0.000%	1,510,000	967,471
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GAM Investments(a),(d)
Subordinated Series 2021-F Class C
09/27/2051	1.010%	1,778,000	1,582,273
Subordinated Series 2021-F Class F
09/27/2051	2.400%	2,364,000	1,797,995
GAM Re-REMIC Trust(a),(g)
Series 2021-FRR1 Class 1B
07/28/2027	0.000%	2,690,000	2,050,338
Series 2021-FRR1 Class 2B
12/29/2027	0.000%	4,900,000	3,583,994
GAM Resecuritization Trust(a),(d)
Series 2022-FRR3 Class BK71
01/29/2052	2.010%	3,736,000	2,988,106
GAM Resecuritization Trust(a),(g)
Series 2022-FRR3 Class D728
01/29/2052	0.000%	1,446,000	1,351,085
Subordinated Series 2022-FRR3 Class BK89
01/29/2052	0.000%	2,169,000	1,444,374
GAM Resecuritization Trust(a),(f)
Subordinated Series 2022-FRR3 Class BK61
11/27/2049	0.000%	2,543,000	1,958,646
Subordinated Series 2022-FRR3 Class C728
08/27/2050	0.000%	1,446,000	1,366,653
Subordinated Series 2022-FRR3 Class CK47
05/27/2048	0.000%	1,474,000	1,315,189
Subordinated Series 2022-FRR3 Class CK61
11/27/2049	0.000%	1,784,000	1,310,903
Subordinated Series 2022-FRR3 Class DK41
10/27/2047	0.000%	1,165,000	1,091,989
Subordinated Series 2022-FRR3 Class DK47
05/27/2048	0.000%	1,473,000	1,298,540
Great Wolf Trust(a),(b)
Subordinated Series 2019-WOLF Class D
1-month Term SOFR + 2.247% Floor 1.933% 12/15/2036	7.366%	5,335,000	5,321,663
Greystone Commercial Capital Trust(a),(b)
Series 2021-3 Class A
1-month Term SOFR + 2.344% Floor 2.230% 08/01/2024	7.664%	8,500,000	8,437,005
Greystone CRE Notes Ltd.(a),(b)
Series 2019-FL2 Class A
1-month Term SOFR + 1.364% Floor 1.180% 09/15/2037	6.682%	2,217,755	2,217,744
GS Mortgage Securities Corp II(a),(d)
Series 2017-375H Class A
09/10/2037	3.475%	5,000,000	4,523,145
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Corp. II(a)
Series 2012-BWTR Class A
11/05/2034	2.954%	3,857,000	2,847,728
GS Mortgage Securities Corp. Trust(a),(b)
Series 2021-ARDN Class A
1-month Term SOFR + 1.364% Floor 1.250% 11/15/2036	6.682%	3,000,000	2,948,438
GS Mortgage Securities Trust(a),(d)
Series 2013-PEMB Class A
03/05/2033	3.550%	1,890,000	1,473,992
GS Mortgage Securities Trust
Series 2016-GS2 Class A3
05/10/2049	2.791%	4,386,124	4,156,100
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	9,364,928
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	18,638,818
Series 2020-GC45 Class A5
02/13/2053	2.911%	1,810,000	1,593,253
GS Mortgage Securities Trust(d)
Subordinated Series 2015-GC30 Class AS
05/10/2050	3.777%	1,450,000	1,396,926
Subordinated Series 2016-GS3 Class C
10/10/2049	3.982%	1,500,000	1,331,598
HGI CRE CLO Ltd.(a),(b)
Series 2022-FL3 Class A
30-day Average SOFR + 1.700% Floor 1.700% 04/20/2037	7.025%	1,000,000	996,910
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,160,000	1,924,737
Hudsons Bay Simon JV Trust(a)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,820,000	1,697,615
Series 2015-HB7 Class A7
08/05/2034	3.914%	2,083,090	2,011,323
IMT Trust(a)
Series 2017-APTS Class AFX
06/15/2034	3.478%	5,410,000	5,356,163
INTOWN Mortgage Trust(a),(b)
Subordinated Series 2022-STAY Class D
1-month Term SOFR + 4.134% Floor 4.134% 08/15/2037	9.467%	2,500,000	2,514,063
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26 Class A3
01/15/2048	3.231%	253,774	249,369
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-C30 Class A5
07/15/2048	3.822%	4,200,000	4,018,645
JPMBB Commercial Mortgage Securities Trust(a),(d)
Subordinated Series 2014-C19 Class D
04/15/2047	10.086%	874,000	851,353
JPMBB Commercial Mortgage Securities Trust(d)
Subordinated Series 2014-C25 Class B
11/15/2047	4.347%	1,470,000	1,341,745
Subordinated Series 2015-C29 Class AS
05/15/2048	3.917%	2,292,000	2,210,256
JPMCC_17-JP6
Series 20 17-JP6 Class A5
07/15/2050	3.490%	4,872,000	4,511,793
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	6,009,632	5,659,841
Series 2019-COR6 Class A3
11/13/2052	2.795%	7,500,000	6,583,978
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2018-WPT Class AFX
07/05/2033	4.248%	13,000,000	11,748,750
Series 2019-OSB Class A
06/05/2039	3.397%	2,110,000	1,883,422
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2021-HTL5 Class A
1-month Term SOFR + 1.229% Floor 1.115% 11/15/2038	6.547%	7,080,000	7,004,754
Series 2022-ACB Class E
30-day Average SOFR + 3.350% Floor 3.350% 03/15/2039	8.675%	6,450,000	6,207,357
Subordinated Series 2021-NYAH Class E
1-month Term SOFR + 1.954% 06/15/2038	7.272%	600,000	501,900
Subordinated Series 2021-NYAH Class H
1-month Term SOFR + 3.504% 06/15/2038	8.822%	3,500,000	1,886,900
KIND Trust(a),(b)
Series 2021-KIND Class A
1-month Term SOFR + 1.064% Floor 0.950% 08/15/2038	6.382%	4,958,991	4,804,408
KSL Commercial Mortgage Trust(a),(b)
Series 2023-HT Class A
1-month Term SOFR + 2.290% Floor 2.290% 12/15/2036	7.623%	5,000,000	5,012,504
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ladder Capital Commercial Mortgage(a)
Series 2017-LC26 Class A4
07/12/2050	3.551%	4,500,000	4,206,596
LAQ Mortgage Trust(a),(b)
Series 2023-LAQ Class A
1-month Term SOFR + 2.091% Floor 2.091% 03/15/2036	7.409%	1,532,683	1,535,077
Life Mortgage Trust(a),(b)
Series 2022-BMR2 Class A1
1-month Term SOFR + 1.295% Floor 1.295% 05/15/2039	6.613%	5,000,000	4,956,231
Subordinated Series 2021-BMR Class F
1-month Term SOFR + 2.464% Floor 2.350% 03/15/2038	7.782%	5,168,457	4,996,207
LSTAR Commercial Mortgage Trust(a)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	777,284
LSTAR Commercial Mortgage Trust(a),(d)
Subordinated Series 2016-4 Class F
03/10/2049	4.626%	8,000,000	3,398,854
Med Trust(a),(b)
Series 2021-MDLN Class A
1-month Term SOFR + 1.064% Floor 0.950% 11/15/2038	6.382%	10,230,900	10,154,168
MHP MHIL(a),(b)
Subordinated Series 2022 Class E
30-day Average SOFR + 2.611% Floor 2.611% 01/15/2027	7.928%	2,734,842	2,656,195
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	1,575,000	1,262,210
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C21 Class A3
03/15/2048	3.077%	407,904	400,471
Series 2016-C29 Class ASB
05/15/2049	3.140%	396,585	386,777
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,300,158	7,762,718
Morgan Stanley Capital I Trust(d),(e)
Series 2021-L5 Class XA
05/15/2054	1.289%	13,526,866	799,915
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MTN Commercial Mortgage Trust(a),(b)
Series 2022-LPFL Class A
1-month Term SOFR + 1.397% Floor 1.397% 03/15/2039	6.715%	2,000,000	1,961,250
NJ Trust(a),(d)
Series 2023-GSP Class A
01/06/2029	6.697%	6,800,000	7,017,850
ORL Trust(a),(b)
Series 2023-GLKS Class A
1-month Term SOFR + 2.350% Floor 2.350% 10/19/2036	7.668%	5,000,000	5,018,764
PFP Ltd.(a),(b)
Series 2023-10 Class A
1-month Term SOFR + 2.365% Floor 2.365% 09/16/2038	7.685%	3,200,000	3,204,082
Progress Residential Trust(a)
Subordinated Series 2021-SFR1 Class G
04/17/2038	3.861%	3,830,000	3,470,203
RFM Re-REMIC Trust(a),(g)
Series 2022-FRR1 Class AB55
03/28/2049	0.000%	1,150,000	963,087
Series 2022-FRR1 Class CK55
03/28/2049	0.000%	360,000	295,625
Series 2022-FRR1 Class CK60
11/08/2049	0.000%	450,000	346,690
RFM Re-REMIC Trust(a),(d)
Series 2022-FRR1 Class AB60
11/08/2049	2.470%	970,000	830,146
Series 2022-FRR1 Class AB64
03/01/2050	2.314%	1,460,000	1,236,867
SCOTT Trust(a)
Series 2023-SFS Class A
03/15/2040	5.910%	3,340,000	3,339,191
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	4,772,870
SMRT Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class D
1-month Term SOFR + 1.950% Floor 1.950% 01/15/2039	7.268%	1,350,000	1,316,250
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	6.868%	5,670,000	5,570,737
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SREIT Trust(a),(b)
Subordinated Series 2021-PALM Class E
1-month Term SOFR + 2.024% Floor 1.910% 10/15/2034	7.343%	6,275,000	6,102,437
Starwood Retail Property Trust(a),(b)
Series 2014-STAR Class A
Prime Rate + -0.882% Floor 1.220% 11/15/2027	7.618%	2,248,546	1,643,687
THPT Mortgage Trust(a),(d),(e)
Series 2023-THL Class A
12/10/2034	6.994%	5,000,000	5,103,030
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	5,468,366	5,190,900
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20 Class A4
04/15/2050	2.925%	1,965,000	1,918,225
Series 2015-SG1 Class A4
09/15/2048	3.789%	9,036,083	8,781,607
Series 2017-C39 Class A4
09/15/2050	3.157%	10,065,000	9,408,706
Series 2018-C45 Class A3
06/15/2051	3.920%	15,968,202	15,029,877
Series 2021-C61 Class A4
11/15/2054	2.658%	7,990,000	6,697,832
Wells Fargo Commercial Mortgage Trust(d),(e)
Series 2021-C59 Class XA
04/15/2054	1.519%	20,354,126	1,480,500
Series 2021-C60 Class XA
08/15/2054	1.521%	4,062,859	295,184
Wells Fargo Commercial Mortgage Trust(d)
Series 2022-C62 Class A4
04/15/2055	4.000%	5,330,000	4,906,299
Subordinated Series 2016-C35 Class C
07/15/2048	4.176%	2,100,000	1,897,509
WF-RBS Commercial Mortgage Trust
Series 2014-C24 Class A3
11/15/2047	3.428%	464,456	459,627
WSTN Trust(a),(d)
Series 2023-MAUI Class A
07/05/2037	6.297%	2,500,000	2,518,482
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $835,537,928)			789,000,378

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Digicel Ltd.(h),(i),(j),(k)	59,381	106,886
Total Communication Services		106,886
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Prairie Provident Resources, Inc.(i),(k)	1,728	94
Total Energy		94
Financials 0.0%
Financial Services 0.0%
Intelsat Emergence SA(i)	88,937	2,437,452
Total Financials		2,437,452
Total Common Stocks (Cost $3,065,022)		2,544,432

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.1%
BBVA Bancomer SA(a),(l)
Subordinated
01/08/2039	8.125%	3,000,000	3,110,457
Lloyds Banking Group PLC(l),(m)
	8.000%	1,611,000	1,591,060
UBS Group AG(a),(l),(m)
	9.250%	994,000	1,061,710
	9.250%	325,000	358,880
Total			6,122,107
Total Convertible Bonds (Cost $5,907,815)			6,122,107

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Digicel Ltd.(h),(j),(k)	6.750%	19,144	191,440
Total Communication Services			191,440
Total Convertible Preferred Stocks (Cost $191,440)			191,440
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)

Corporate Bonds & Notes 28.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
BAE Systems PLC(a)
04/15/2030	3.400%	690,000	623,827
Boeing Co. (The)
02/01/2031	3.625%	3,875,000	3,469,021
05/01/2040	5.705%	1,050,000	1,022,247
11/01/2048	3.850%	245,000	175,018
08/01/2059	3.950%	3,500,000	2,472,898
05/01/2060	5.930%	1,047,000	1,000,573
Bombardier, Inc.(a)
04/15/2027	7.875%	5,373,000	5,378,308
02/01/2029	7.500%	1,200,000	1,217,218
Embraer Netherlands Finance BV(a)
07/28/2030	7.000%	1,225,000	1,280,072
HEICO Corp.
08/01/2028	5.250%	1,749,000	1,760,121
Huntington Ingalls Industries, Inc.
08/16/2028	2.043%	7,466,000	6,491,194
Lockheed Martin Corp.
02/15/2034	4.750%	490,000	478,694
08/15/2034	4.800%	1,461,000	1,429,912
02/15/2055	5.200%	1,009,000	991,930
11/15/2063	5.900%	493,000	534,727
02/15/2064	5.200%	1,102,000	1,076,581
Northrop Grumman Corp.
06/01/2034	4.900%	1,695,000	1,650,686
RTX Corp.
03/15/2054	6.400%	3,280,000	3,630,839
Textron, Inc.
03/01/2024	4.300%	665,000	664,963
03/01/2025	3.875%	289,000	284,458
TransDigm, Inc.(a)
12/01/2031	7.125%	3,095,000	3,177,143
United Technologies Corp.
11/16/2038	4.450%	1,043,000	926,247
06/01/2042	4.500%	2,249,000	1,967,060
Total			41,703,737
Airlines 0.3%
American Airlines Pass-Through Trust
Series 2015-2 Class AA
09/22/2027	3.600%	82,523	77,441
Series 2016-1 Class AA
07/15/2029	3.575%	504,230	470,235
Series 2016-2 Class AA
06/15/2028	3.200%	511,271	467,089
Series 2017-2 Class AA
10/15/2029	3.350%	1,641,340	1,496,685
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-1 Class AA
08/15/2033	3.150%	362,528	317,919
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	5,337,368	4,761,081
06/10/2028	2.500%	818,441	731,670
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	7,285,382	7,117,813
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	406,046	406,825
Southwest Airlines Co.
06/15/2027	5.125%	1,665,000	1,659,374
U.S. Airways Pass-Through Trust
10/01/2024	5.900%	439,782	439,109
06/03/2025	4.625%	1,763,162	1,729,866
United Airlines Pass-Through Trust
Series 2023-1 Class A
01/15/2036	5.800%	8,532,000	8,604,100
United Airlines, Inc.(a)
04/15/2026	4.375%	2,775,000	2,671,721
04/15/2029	4.625%	840,000	774,693
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	603,164	606,774
Total			32,332,395
Apartment REIT 0.1%
American Homes 4 Rent LP
07/15/2031	2.375%	393,000	316,549
04/15/2032	3.625%	419,000	365,073
02/01/2034	5.500%	2,220,000	2,179,314
07/15/2051	3.375%	1,735,000	1,146,414
04/15/2052	4.300%	1,270,000	991,239
Camden Property Trust
11/03/2026	5.850%	1,326,000	1,352,756
01/15/2034	4.900%	1,613,000	1,547,918
Invitation Homes Operating Partnership LP
11/15/2028	2.300%	1,377,000	1,204,645
08/15/2031	2.000%	3,306,000	2,582,338
04/15/2032	4.150%	376,000	339,802
08/15/2033	5.500%	1,315,000	1,298,771
01/15/2034	2.700%	52,000	40,469
Total			13,365,288
Automotive 1.0%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	2,700,000	2,617,496
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	562,000	555,531
04/01/2027	6.500%	600,000	591,859
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Honda Finance Corp.
01/12/2028	4.700%	1,414,000	1,406,800
07/07/2028	5.125%	684,000	689,536
11/15/2028	5.650%	3,738,000	3,843,485
10/04/2030	5.850%	5,406,000	5,625,537
01/10/2034	4.900%	221,000	215,562
Aptiv PLC
12/01/2051	3.100%	1,905,000	1,192,718
BMW US Capital LLC(a)
08/11/2033	5.150%	1,011,000	1,010,316
Cummins, Inc.
02/20/2029	4.900%	525,000	522,386
02/20/2034	5.150%	593,000	592,408
02/20/2054	5.450%	3,431,000	3,448,967
Dana, Inc.
06/15/2028	5.625%	800,000	775,032
Denso Corp.(a)
09/16/2026	1.239%	4,070,000	3,680,755
Ford Motor Co.
08/19/2032	6.100%	1,335,000	1,331,327
01/15/2043	4.750%	2,600,000	2,107,612
Ford Motor Credit Co. LLC
09/08/2024	3.664%	2,000,000	1,975,289
08/04/2025	4.134%	950,000	927,060
11/13/2025	3.375%	1,000,000	959,633
03/06/2026	6.950%	1,425,000	1,450,728
05/12/2028	6.800%	450,000	464,452
11/07/2028	6.798%	6,145,000	6,363,271
05/03/2029	5.113%	1,405,000	1,354,171
General Motors Co.
10/01/2025	6.125%	529,000	533,367
04/01/2035	5.000%	5,365,000	5,015,925
04/01/2038	5.150%	1,550,000	1,434,885
10/02/2043	6.250%	723,000	725,648
04/01/2045	5.200%	1,500,000	1,324,003
General Motors Financial Co., Inc.
07/13/2025	4.300%	1,060,000	1,042,485
10/10/2025	6.050%	3,385,000	3,411,511
03/01/2026	5.250%	2,260,000	2,252,805
06/23/2028	5.800%	1,850,000	1,876,558
06/21/2030	3.600%	1,710,000	1,533,573
02/08/2031	5.750%	1,683,000	1,678,166
01/07/2034	6.100%	7,910,000	7,990,105
Harley-Davidson Financial Services, Inc.(a)
06/08/2025	3.350%	1,155,000	1,115,735
03/10/2028	6.500%	4,235,000	4,344,447
Hyundai Capital America(a)
06/26/2025	5.800%	5,620,000	5,640,254
09/21/2026	5.950%	4,120,000	4,164,313
06/26/2028	5.680%	1,106,000	1,120,607
09/21/2028	6.100%	1,897,000	1,953,763
01/16/2029	6.500%	1,282,000	1,342,428
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/08/2031	5.400%	634,000	634,538
Hyundai Capital Services, Inc.(a)
04/24/2025	2.125%	3,320,000	3,189,218
Kia Corp.(a)
04/16/2024	1.000%	1,405,000	1,396,916
LKQ Corp.
06/15/2028	5.750%	3,405,000	3,439,323
Mercedes-Benz Finance North America LLC(a)
08/03/2028	5.100%	1,570,000	1,574,554
01/11/2034	5.000%	4,870,000	4,771,588
Nissan Motor Acceptance Co. LLC(a)
09/15/2028	7.050%	2,150,000	2,237,724
Tenneco, Inc.(a)
11/17/2028	8.000%	1,825,000	1,663,597
Toyota Motor Credit Corp.
01/13/2027	1.900%	400,000	368,346
09/20/2027	4.550%	1,642,000	1,628,002
01/05/2029	4.650%	3,385,000	3,348,922
11/20/2030	5.550%	4,334,000	4,473,740
Volkswagen Group of America Finance LLC(a)
11/16/2030	6.450%	8,227,000	8,681,304
09/12/2033	5.900%	718,000	729,059
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	1,500,000	1,559,526
Total			131,898,866
Banking 7.7%
ABN AMRO Bank NV(a),(l)
09/18/2027	6.339%	6,900,000	7,007,286
Subordinated
03/13/2037	3.324%	1,441,000	1,144,606
AIB Group PLC(a),(l)
10/14/2026	7.583%	4,320,000	4,431,000
09/13/2029	6.608%	815,000	844,880
Ally Financial, Inc.(l)
01/03/2030	6.848%	3,230,000	3,301,175
American Express Co.(l)
05/01/2026	4.990%	525,000	521,979
02/16/2028	5.098%	3,976,000	3,960,136
07/27/2029	5.282%	2,265,000	2,277,944
10/30/2031	6.489%	2,055,000	2,188,583
ANZ New Zealand International Ltd.(a)
08/14/2028	5.355%	4,595,000	4,630,561
ASB Bank Ltd.(a),(l)
Subordinated
06/17/2032	5.284%	2,355,000	2,310,690
Banco Bilbao Vizcaya Argentaria SA(l)
Subordinated
11/15/2034	7.883%	2,200,000	2,343,485
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banco Santander SA
05/28/2025	2.746%	3,000,000	2,894,257
11/07/2033	6.938%	7,400,000	8,067,636
Bank of America Corp.(l),(m)
	4.375%	1,472,000	1,360,541
Bank of America Corp.(l)
03/11/2027	1.658%	1,775,000	1,647,943
07/22/2027	1.734%	13,410,000	12,293,141
04/27/2028	4.376%	1,208,000	1,175,755
03/05/2029	3.970%	2,159,000	2,053,745
06/14/2029	2.087%	11,335,000	9,946,916
07/23/2030	3.194%	33,500,000	30,140,996
02/13/2031	2.496%	8,712,000	7,427,178
04/29/2031	2.592%	2,710,000	2,310,076
07/23/2031	1.898%	425,000	344,793
10/24/2031	1.922%	3,775,000	3,046,219
03/11/2032	2.651%	3,099,000	2,592,258
04/22/2032	2.687%	1,747,000	1,462,207
07/21/2032	2.299%	785,000	635,052
10/20/2032	2.572%	7,785,000	6,387,941
02/04/2033	2.972%	1,928,000	1,619,175
04/25/2034	5.288%	2,006,000	1,977,074
09/15/2034	5.872%	4,713,000	4,833,142
01/23/2035	5.468%	9,764,000	9,738,022
Subordinated
03/08/2037	3.846%	822,000	717,639
Bank of America Corp.
Subordinated
01/22/2025	4.000%	795,000	783,146
04/21/2025	3.950%	2,500,000	2,458,679
03/03/2026	4.450%	2,000,000	1,966,947
Bank of America NA
08/18/2026	5.526%	5,575,000	5,628,814
Bank of Ireland Group PLC(a),(l)
09/16/2026	6.253%	3,560,000	3,579,838
Bank of Montreal
09/25/2028	5.717%	2,900,000	2,973,369
Bank of New York Mellon Corp. (The)(l)
04/26/2027	4.947%	4,700,000	4,675,483
10/25/2034	6.474%	2,283,000	2,469,843
Bank of New Zealand(a)
01/27/2027	2.285%	2,140,000	1,973,265
Bank of Nova Scotia (The)(l)
Subordinated
05/04/2037	4.588%	585,000	523,617
Banque Federative du Credit Mutuel SA(a)
01/26/2026	4.935%	2,208,000	2,191,727
Barclays PLC
03/16/2025	3.650%	270,000	264,367
Subordinated
05/09/2028	4.836%	995,000	957,803
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barclays PLC(l)
05/07/2025	3.932%	4,045,000	4,028,739
06/24/2031	2.645%	3,175,000	2,640,052
03/10/2032	2.667%	12,020,000	9,813,635
BNP Paribas SA(a),(l)
06/09/2026	2.219%	2,150,000	2,058,479
09/30/2028	1.904%	3,535,000	3,121,163
06/12/2029	5.335%	1,815,000	1,812,868
01/09/2030	5.176%	9,929,000	9,830,254
04/19/2032	2.871%	3,775,000	3,157,715
01/20/2033	3.132%	7,920,000	6,645,591
02/20/2035	5.738%	4,869,000	4,826,283
BPCE SA(a)
01/18/2027	5.203%	1,320,000	1,317,306
01/11/2028	3.250%	460,000	426,711
Subordinated
07/11/2024	4.625%	4,200,000	4,170,294
07/21/2024	5.150%	3,363,000	3,346,835
BPCE SA(a),(l)
01/18/2030	5.716%	1,320,000	1,315,120
CaixaBank SA(a),(l)
09/13/2034	6.840%	3,214,000	3,378,696
Capital One Financial Corp.(l)
10/29/2027	7.149%	3,985,000	4,131,393
11/02/2027	1.878%	883,000	801,200
06/08/2029	6.312%	485,000	496,710
02/01/2030	5.700%	1,520,000	1,522,866
Citibank NA
12/04/2026	5.488%	4,855,000	4,895,842
Citigroup, Inc.(l),(m)
	4.700%	10,225,000	9,820,565
	5.000%	1,100,000	1,086,335
Citigroup, Inc.
05/01/2026	3.400%	1,300,000	1,250,818
Subordinated
06/10/2025	4.400%	4,250,000	4,188,156
05/18/2046	4.750%	395,000	345,491
Citigroup, Inc.(l)
06/09/2027	1.462%	1,785,000	1,635,773
11/05/2030	2.976%	14,780,000	13,038,557
01/29/2031	2.666%	5,550,000	4,758,652
06/03/2031	2.572%	280,000	236,839
05/01/2032	2.561%	5,505,000	4,531,542
01/25/2033	3.057%	7,760,000	6,519,882
Subordinated
05/25/2034	6.174%	4,690,000	4,722,188
Citizens Financial Group, Inc.(l)
01/23/2030	5.841%	2,125,000	2,099,469
Subordinated
05/21/2037	5.641%	5,126,000	4,692,550
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citizens Financial Group, Inc.
02/06/2030	2.500%	1,496,000	1,240,066
Comerica, Inc.(l)
01/30/2030	5.982%	3,070,000	3,015,007
Commonwealth Bank of Australia(a)
Subordinated
09/12/2039	3.743%	435,000	340,817
Cooperatieve Rabobank UA(a),(l)
06/24/2026	1.339%	970,000	916,451
02/24/2027	1.106%	2,500,000	2,291,065
Cooperatieve Rabobank UA
01/09/2029	4.800%	6,295,000	6,235,327
Cooperatieve Rabobank UA(a),(c),(l)
03/05/2030	5.447%	3,709,000	3,713,416
Credit Agricole SA(a),(l)
10/03/2029	6.316%	6,125,000	6,319,479
01/10/2030	5.335%	2,390,000	2,371,128
Credit Suisse AG
02/21/2025	3.700%	855,000	838,545
08/07/2026	1.250%	289,000	262,466
07/09/2027	5.000%	2,861,000	2,833,918
Credit Suisse Group AG(a),(l)
06/05/2026	2.193%	3,297,000	3,154,126
07/15/2026	6.373%	2,080,000	2,094,565
02/02/2027	1.305%	4,520,000	4,160,009
05/14/2032	3.091%	6,040,000	5,076,864
08/12/2033	6.537%	369,000	385,209
11/15/2033	9.016%	8,446,000	10,160,445
Danske Bank A/S(a),(l)
09/10/2025	0.976%	5,665,000	5,515,751
09/22/2026	6.259%	4,875,000	4,926,726
Danske Bank A/S(a),(c),(l)
03/01/2030	5.705%	6,574,000	6,582,347
Deutsche Bank AG(l)
07/13/2027	7.146%	1,200,000	1,231,655
02/08/2028	5.706%	3,865,000	3,837,865
Subordinated
01/14/2032	3.729%	2,000,000	1,640,817
Discover Bank
03/13/2026	4.250%	789,000	766,285
Discover Financial Services
11/06/2024	3.950%	1,495,000	1,476,102
Discover Financial Services(l)
11/02/2034	7.964%	1,519,000	1,702,321
DNB Bank ASA(a),(l)
09/16/2026	1.127%	3,950,000	3,681,799
Federation des Caisses Desjardins du Quebec(a)
03/14/2028	5.700%	2,210,000	2,233,233
04/26/2029	5.250%	2,554,000	2,531,008
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fifth Third Bancorp(l)
07/27/2029	6.339%	7,505,000	7,706,914
04/25/2033	4.337%	3,412,000	3,090,246
First Horizon Bank
Subordinated
05/01/2030	5.750%	1,981,000	1,851,828
Goldman Sachs Group, Inc. (The)(l),(m)
	3.650%	2,135,000	1,938,433
Goldman Sachs Group, Inc. (The)(l)
09/29/2025	3.272%	4,160,000	4,102,330
08/10/2026	5.798%	11,345,000	11,406,875
03/09/2027	1.431%	11,330,000	10,472,800
02/24/2028	2.640%	3,320,000	3,075,877
04/22/2032	2.615%	12,585,000	10,460,014
07/21/2032	2.383%	14,735,000	11,990,367
Goldman Sachs Group, Inc. (The)
Subordinated
05/22/2045	5.150%	2,100,000	2,006,853
HSBC Holdings PLC(l)
11/07/2025	2.633%	1,148,000	1,122,347
03/10/2026	2.999%	929,000	903,052
06/04/2026	2.099%	1,983,000	1,896,492
05/24/2027	1.589%	3,379,000	3,093,100
08/14/2027	5.887%	3,740,000	3,763,041
09/22/2028	2.013%	8,374,000	7,420,107
08/17/2029	2.206%	7,665,000	6,654,559
05/24/2032	2.804%	480,000	396,629
Huntington Bancshares, Inc.(l)
08/21/2029	6.208%	4,040,000	4,109,039
02/02/2035	5.709%	3,151,000	3,109,882
Subordinated
08/15/2036	2.487%	626,000	472,468
Huntington National Bank (The)
01/10/2030	5.650%	2,060,000	2,050,998
Huntington National Bank (The)(l)
Subordinated
07/02/2029	4.125%	1,346,000	1,327,571
Intesa Sanpaolo SpA(a),(l)
06/20/2054	7.778%	3,365,000	3,403,745
Subordinated
06/01/2032	4.198%	1,100,000	901,803
JPMorgan Chase & Co.(l),(m)
	4.000%	4,500,000	4,305,709
	4.600%	7,625,000	7,440,799
	5.000%	1,290,000	1,280,571
JPMorgan Chase & Co.(l)
06/23/2025	0.969%	4,760,000	4,687,415
12/10/2025	1.561%	2,540,000	2,462,220
02/24/2026	2.595%	383,000	372,217
02/04/2027	1.040%	4,299,000	3,961,634
04/22/2027	1.578%	11,910,000	11,008,374
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/22/2027	1.470%	1,797,000	1,632,857
02/24/2028	2.947%	4,610,000	4,316,935
01/23/2029	3.509%	10,345,000	9,745,215
04/23/2029	4.005%	3,180,000	3,036,088
06/01/2029	2.069%	3,933,000	3,463,030
12/05/2029	4.452%	1,939,000	1,875,221
01/23/2030	5.012%	885,000	875,694
10/15/2030	2.739%	1,990,000	1,745,798
02/04/2032	1.953%	190,000	152,794
04/22/2032	2.580%	7,675,000	6,416,885
11/08/2032	2.545%	8,080,000	6,655,311
01/25/2033	2.963%	2,380,000	2,009,595
06/01/2034	5.350%	2,820,000	2,805,354
10/23/2034	6.254%	3,650,000	3,874,445
01/23/2035	5.336%	6,474,000	6,441,243
11/15/2048	3.964%	2,475,000	1,988,018
JPMorgan Chase & Co.
Subordinated
09/10/2024	3.875%	5,440,000	5,388,553
JPMorgan Chase Bank NA
12/08/2026	5.110%	12,365,000	12,378,675
KeyBank NA
11/15/2027	5.850%	3,050,000	3,008,667
KeyCorp(l)
06/01/2033	4.789%	1,783,000	1,610,272
03/06/2035	6.401%	3,205,000	3,215,181
Lloyds Banking Group PLC
03/12/2024	3.900%	2,600,000	2,598,666
Subordinated
11/04/2024	4.500%	5,560,000	5,494,144
Lloyds Banking Group PLC(l)
05/11/2027	1.627%	1,175,000	1,077,773
Mizuho Financial Group, Inc.(l)
07/06/2029	5.778%	4,740,000	4,826,176
05/26/2035	5.579%	1,814,000	1,818,540
Morgan Stanley(b)
SOFR + 0.509% 01/22/2025	5.819%	1,115,000	1,115,701
Morgan Stanley(l)
05/30/2025	0.790%	14,562,000	14,351,859
07/22/2025	2.720%	720,000	711,292
10/21/2025	1.164%	4,545,000	4,410,097
04/28/2026	2.188%	828,000	796,852
05/04/2027	1.593%	3,193,000	2,943,764
07/20/2027	1.512%	962,000	879,843
01/21/2028	2.475%	998,000	923,163
07/22/2028	3.591%	7,821,000	7,401,403
10/18/2028	6.296%	447,000	462,038
01/24/2029	3.772%	4,315,000	4,078,225
04/20/2029	5.164%	1,478,000	1,467,699
07/20/2029	5.449%	2,410,000	2,419,989
01/23/2030	4.431%	2,885,000	2,770,384
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/13/2032	1.794%	985,000	779,944
04/28/2032	1.928%	1,899,000	1,507,420
07/21/2032	2.239%	9,505,000	7,663,149
10/20/2032	2.511%	1,560,000	1,277,665
01/21/2033	2.943%	3,610,000	3,028,343
04/21/2034	5.250%	5,253,000	5,156,151
01/18/2035	5.466%	4,959,000	4,954,002
04/22/2039	4.457%	299,000	269,929
Subordinated
09/16/2036	2.484%	3,240,000	2,546,123
02/07/2039	5.942%	4,833,000	4,760,475
Morgan Stanley
01/27/2026	3.875%	6,556,000	6,396,642
07/27/2026	3.125%	990,000	943,926
Subordinated
09/08/2026	4.350%	9,045,000	8,841,472
Morgan Stanley Bank NA
10/30/2026	5.882%	5,570,000	5,671,931
National Bank of Canada(l)
06/09/2025	3.750%	7,465,000	7,418,900
National Bank of Canada
12/18/2028	5.600%	3,883,000	3,921,256
Nationwide Building Society(a),(l)
10/18/2027	6.557%	3,400,000	3,479,965
02/16/2028	2.972%	2,610,000	2,413,952
NatWest Group PLC(l)
03/01/2035	5.778%	11,035,000	11,023,090
Northern Trust Corp.(l)
Subordinated
05/08/2032	3.375%	2,052,000	1,903,185
PNC Financial Services Group, Inc. (The)(l),(m)
	3.400%	784,000	664,945
	6.250%	3,095,000	2,917,639
PNC Financial Services Group, Inc. (The)(l)
06/12/2029	5.582%	7,825,000	7,874,635
10/28/2033	6.037%	3,770,000	3,870,224
01/24/2034	5.068%	1,415,000	1,359,491
10/20/2034	6.875%	3,685,000	3,994,425
01/22/2035	5.676%	498,000	499,167
Royal Bank of Canada
02/01/2034	5.150%	4,035,000	3,968,826
Royal Bank of Scotland Group PLC(l)
03/22/2025	4.269%	1,735,000	1,733,433
01/27/2030	5.076%	1,199,000	1,172,192
Santander Holdings USA, Inc.(l)
01/09/2030	6.174%	6,365,000	6,344,118
Santander UK Group Holdings PLC(l)
03/15/2025	1.089%	7,385,000	7,371,146
08/21/2026	1.532%	445,000	416,839
06/14/2027	1.673%	1,762,000	1,601,743
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Societe Generale SA(a)
03/28/2024	3.875%	5,055,000	5,047,311
Societe Generale SA(a),(l)
01/19/2028	2.797%	4,285,000	3,931,241
06/09/2032	2.889%	480,000	389,156
01/21/2033	3.337%	2,590,000	2,137,919
01/19/2035	6.066%	7,790,000	7,666,683
Subordinated
01/19/2055	7.132%	3,460,000	3,364,413
Standard Chartered PLC(a),(l)
02/08/2030	7.018%	5,365,000	5,640,770
01/11/2035	6.097%	3,105,000	3,130,536
State Street Corp.(l)
11/21/2029	5.684%	3,128,000	3,197,998
11/21/2034	6.123%	3,923,000	4,055,840
Sumitomo Mitsui Trust Bank Ltd.(a),(c)
03/07/2027	5.200%	3,575,000	3,564,024
SunTrust Capital III(b)
3-month Term SOFR + 0.912% 03/15/2028	6.296%	783,000	732,289
Swedbank AB(a)
09/12/2026	6.136%	5,800,000	5,875,753
Synchrony Bank
08/22/2025	5.400%	3,625,000	3,582,789
Synchrony Financial
06/13/2025	4.875%	2,185,000	2,150,010
Truist Financial Corp.(l)
03/02/2027	1.267%	340,000	312,085
10/30/2029	7.161%	5,815,000	6,155,851
01/24/2030	5.435%	2,082,000	2,061,268
01/26/2034	5.122%	2,445,000	2,318,522
06/08/2034	5.867%	1,375,000	1,374,811
01/24/2035	5.711%	4,225,000	4,189,386
Subordinated
07/28/2033	4.916%	543,000	498,980
U.S. Bancorp(l),(m)
Junior Subordinated
	5.300%	2,980,000	2,741,145
UBS Group AG(a),(l)
05/12/2026	4.488%	980,000	964,306
01/30/2027	1.364%	1,317,000	1,212,491
08/10/2027	1.494%	460,000	416,657
09/22/2034	6.301%	628,000	648,407
UBS Group AG(a),(b)
SOFR + 1.580% 05/12/2026	6.890%	3,055,000	3,080,748
UniCredit SpA(a),(l)
09/22/2026	2.569%	5,195,000	4,919,059
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Bancorp(l)
01/23/2030	5.384%	1,064,000	1,058,001
06/12/2034	5.836%	6,580,000	6,630,991
Subordinated
07/22/2033	4.967%	872,000	815,969
Wells Fargo & Co.(l)
02/11/2026	2.164%	1,306,000	1,263,606
08/15/2026	4.540%	254,000	250,508
03/24/2028	3.526%	756,000	716,802
06/02/2028	2.393%	10,530,000	9,604,947
07/25/2028	4.808%	14,890,000	14,626,637
07/25/2029	5.574%	1,360,000	1,369,468
10/23/2029	6.303%	5,615,000	5,819,333
02/11/2031	2.572%	6,775,000	5,779,055
03/02/2033	3.350%	13,410,000	11,505,883
07/25/2033	4.897%	2,740,000	2,621,349
04/24/2034	5.389%	1,930,000	1,898,653
01/23/2035	5.499%	1,017,000	1,010,613
04/30/2041	3.068%	4,650,000	3,436,670
Westpac New Zealand Ltd.(a)
02/26/2027	5.132%	1,537,000	1,535,829
Total			972,761,163
Brokerage/Asset Managers/Exchanges 0.3%
Ares Finance Co. IV LLC(a)
02/01/2052	3.650%	1,140,000	795,102
Blackstone Holdings Finance Co. LLC(a)
08/05/2028	1.625%	454,000	391,862
01/10/2030	2.500%	189,000	162,233
01/30/2032	2.000%	1,965,000	1,524,444
Brookfield Finance, Inc.
06/02/2026	4.250%	964,000	946,504
02/15/2052	3.625%	1,591,000	1,134,086
Cantor Fitzgerald LP(a)
12/12/2028	7.200%	2,300,000	2,358,658
Charles Schwab Corp. (The)(l),(m)
	4.000%	678,000	556,468
Charles Schwab Corp. (The)(l)
11/17/2029	6.196%	1,186,000	1,224,797
CI Financial Corp.
06/15/2051	4.100%	684,000	404,130
Depository Trust & Clearing Corp. (The)(a),(l),(m)
	3.375%	673,000	589,699
Hunt Companies, Inc.(a)
04/15/2029	5.250%	2,150,000	1,967,979
Intercontinental Exchange, Inc.
06/15/2030	2.100%	2,664,000	2,234,970
09/15/2032	1.850%	3,230,000	2,492,780
Jane Street Group/JSG Finance, Inc.(a)
11/15/2029	4.500%	1,000,000	920,290
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jefferies Financial Group, Inc.
07/21/2028	5.875%	3,660,000	3,731,190
Jefferies Group LLC
01/20/2043	6.500%	600,000	624,809
Nomura Holdings, Inc.
07/12/2028	6.070%	7,560,000	7,739,610
07/14/2031	2.608%	1,100,000	903,747
Stifel Financial Corp.
05/15/2030	4.000%	3,755,000	3,393,064
Total			34,096,422
Building Materials 0.1%
Builders FirstSource, Inc.(a)
03/01/2034	6.375%	1,120,000	1,117,386
Cemex SAB de CV(a),(l),(m)
	5.125%	1,525,000	1,452,499
Fortune Brands Innovations, Inc.
06/01/2033	5.875%	764,000	776,029
Martin Marietta Materials, Inc.
03/15/2030	2.500%	3,380,000	2,923,533
Mohawk Industries, Inc.
09/18/2028	5.850%	684,000	697,853
Standard Industries, Inc.(a)
07/15/2030	4.375%	3,295,000	2,939,252
01/15/2031	3.375%	1,530,000	1,267,013
Summit Materials LLC /Finance Corp.(a)
01/15/2031	7.250%	2,010,000	2,083,337
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	500,000	482,659
Total			13,739,561
Cable and Satellite 0.6%
Cable One, Inc.(a)
11/15/2030	4.000%	695,000	524,744
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	100,000	90,252
02/01/2031	4.250%	1,725,000	1,386,954
CCO Holdings LLC/Holdings Capital Corp.(a)
01/15/2034	4.250%	1,125,000	841,349
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	6,666,000	5,623,062
02/01/2034	6.650%	1,511,000	1,513,829
10/23/2035	6.384%	1,775,000	1,714,925
10/23/2045	6.484%	4,170,000	3,808,387
04/01/2048	5.750%	1,360,000	1,130,194
03/01/2050	4.800%	5,842,000	4,220,839
04/01/2051	3.700%	2,305,000	1,395,890
06/01/2052	3.900%	440,000	276,109
04/01/2053	5.250%	2,265,000	1,757,430
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/01/2061	3.850%	941,000	545,298
12/01/2061	4.400%	979,000	628,269
Comcast Corp.
02/01/2030	2.650%	723,000	636,323
01/15/2031	1.950%	1,347,000	1,106,155
07/15/2036	3.200%	423,000	341,546
03/01/2038	3.900%	447,000	383,572
02/01/2050	3.450%	1,900,000	1,364,456
05/15/2064	5.500%	3,173,000	3,116,273
Cox Communications, Inc.(a)
09/15/2028	5.450%	4,420,000	4,453,971
06/15/2033	5.700%	1,000,000	1,000,763
12/15/2053	5.800%	547,000	533,167
CSC Holdings LLC(a)
04/15/2027	5.500%	3,550,000	3,186,483
02/01/2028	5.375%	1,193,000	1,040,145
04/01/2028	7.500%	300,000	213,206
05/15/2028	11.250%	600,000	619,122
01/31/2029	11.750%	456,000	477,348
02/01/2029	6.500%	3,664,000	3,191,390
01/15/2030	5.750%	1,275,000	749,494
12/01/2030	4.625%	4,725,000	2,631,453
DISH DBS Corp.
11/15/2024	5.875%	2,000,000	1,889,871
07/01/2026	7.750%	2,039,000	1,282,378
DISH Network Corp.(a)
11/15/2027	11.750%	3,200,000	3,338,292
Sirius XM Radio, Inc.(a)
07/01/2029	5.500%	1,685,000	1,593,914
Time Warner Cable LLC
05/01/2037	6.550%	235,000	220,611
11/15/2040	5.875%	3,890,000	3,344,407
09/01/2041	5.500%	7,444,000	6,133,609
Viasat, Inc.(a)
09/15/2025	5.625%	1,425,000	1,383,238
04/15/2027	5.625%	1,675,000	1,572,733
VZ Secured Financing BV(a)
01/15/2032	5.000%	3,250,000	2,781,395
Ziggo BV(a)
01/15/2030	4.875%	500,000	445,590
Total			74,488,436
Chemicals 0.4%
Air Products and Chemicals, Inc.
02/08/2034	4.850%	5,400,000	5,294,638
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	660,000	686,682
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	400,000	326,988
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cabot Corp.
07/01/2029	4.000%	1,810,000	1,688,698
CF Industries, Inc.
03/15/2034	5.150%	3,125,000	3,027,897
06/01/2043	4.950%	1,700,000	1,503,870
Ecolab, Inc.
08/18/2055	2.750%	333,000	206,979
EverArc Escrow Sarl(a)
10/30/2029	5.000%	300,000	255,731
FMC Corp.
05/18/2026	5.150%	490,000	483,596
10/01/2029	3.450%	1,005,000	893,013
10/01/2049	4.500%	340,000	252,707
05/18/2053	6.375%	2,695,000	2,630,540
GC Treasury Center Co., Ltd.(a)
03/18/2031	2.980%	750,000	628,143
03/30/2032	4.400%	950,000	863,517
Huntsman International LLC
06/15/2031	2.950%	7,375,000	6,077,469
International Flavors & Fragrances, Inc.(a)
10/15/2027	1.832%	455,000	400,034
11/01/2030	2.300%	5,075,000	4,158,682
11/15/2040	3.268%	365,000	255,151
12/01/2050	3.468%	470,000	308,633
International Flavors & Fragrances, Inc.
06/01/2047	4.375%	1,115,000	833,216
09/26/2048	5.000%	3,400,000	2,850,964
LYB International Finance III LLC
03/01/2034	5.500%	9,838,000	9,763,260
05/01/2050	4.200%	1,505,000	1,162,802
LyondellBasell Industries NV
04/15/2024	5.750%	713,000	712,878
Mosaic Co. (The)
11/15/2043	5.625%	985,000	943,856
Nutrien Ltd.
11/07/2025	5.950%	496,000	500,172
12/01/2036	5.875%	141,000	144,294
Olin Corp.
02/01/2030	5.000%	1,560,000	1,463,278
Rain Carbon, Inc.(a)
09/01/2029	12.250%	650,000	650,234
Rain CII Carbon LLC/Corp.(a)
04/01/2025	7.250%	39,000	38,059
Sasol Financing USA LLC
03/27/2024	5.875%	600,000	599,081
Total			49,605,062
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.3%
Caterpillar Financial Services Corp.
02/27/2029	4.850%	4,185,000	4,188,555
CNH Industrial Capital LLC
05/23/2025	3.950%	2,940,000	2,884,495
01/12/2029	5.500%	5,324,000	5,394,690
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	5,359,000	4,832,633
John Deere Capital Corp.
01/20/2028	4.750%	1,208,000	1,206,856
07/14/2028	4.950%	2,470,000	2,484,145
01/16/2029	4.500%	4,869,000	4,798,247
06/10/2030	4.700%	2,762,000	2,739,913
Maxim Crane Works Holdings Capital LLC(a)
09/01/2028	11.500%	975,000	1,015,818
OT Merger Corp.(a)
10/15/2029	7.875%	350,000	212,433
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	200,000	204,675
United Rentals North America, Inc.
01/15/2030	5.250%	3,000,000	2,904,695
02/15/2031	3.875%	1,664,000	1,473,628
Total			34,340,783
Consumer Cyclical Services 0.1%
ADT Security Corp. (The)(a)
08/01/2029	4.125%	1,645,000	1,491,784
Allied Universal Holdco LLC/Finance Corp.(a)
07/15/2026	6.625%	945,000	942,061
06/01/2029	6.000%	1,300,000	1,076,828
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	1,910,000	1,690,886
06/01/2028	4.625%	990,000	879,673
CBRE Services, Inc.
04/01/2029	5.500%	1,325,000	1,325,435
Expedia Group, Inc.(a)
05/01/2025	6.250%	1,094,000	1,098,249
Jones Lang LaSalle, Inc.
12/01/2028	6.875%	979,000	1,029,232
Match Group Holdings II LLC(a)
10/01/2031	3.625%	1,785,000	1,510,734
WASH Multifamily Acquisition, Inc.(a)
04/15/2026	5.750%	235,000	228,114
Total			11,272,996
Consumer Products 0.2%
Energizer Holdings, Inc.(a)
03/31/2029	4.375%	1,745,000	1,543,207
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Estee Lauder Companies, Inc. (The)
02/14/2034	5.000%	5,455,000	5,359,517
Kenvue, Inc.
03/22/2028	5.050%	705,000	709,418
03/22/2033	4.900%	1,706,000	1,686,748
03/22/2043	5.100%	566,000	551,406
03/22/2063	5.200%	1,243,000	1,202,047
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	235,000	228,145
Spectrum Brands, Inc.(a)
07/15/2030	5.500%	643,000	630,160
03/15/2031	3.875%	760,000	721,901
SWF Escrow Issuer Corp.(a)
10/01/2029	6.500%	950,000	669,232
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	1,500,000	1,345,506
10/15/2031	3.875%	365,000	303,965
Unilever Capital Corp.
12/08/2033	5.000%	4,385,000	4,392,361
Whirlpool Corp.
03/01/2034	5.750%	2,160,000	2,148,241
Total			21,491,854
Diversified Manufacturing 0.2%
Amsted Industries, Inc.(a)
05/15/2030	4.625%	1,685,000	1,538,330
Carrier Global Corp.
02/15/2030	2.722%	291,000	254,667
03/15/2034	5.900%	465,000	485,471
Chart Industries, Inc.(a)
01/01/2030	7.500%	475,000	490,070
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	1,440,000	1,444,644
General Electric Co.(b)
3-month Term SOFR + 0.742% 08/15/2036	6.049%	5,380,000	5,008,897
Griffon Corp.
03/01/2028	5.750%	525,000	508,241
Honeywell International, Inc.(c)
03/01/2054	5.250%	8,859,000	8,832,592
Ingersoll Rand, Inc.
08/14/2028	5.400%	585,000	589,401
08/14/2033	5.700%	3,781,000	3,848,099
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	1,764,494
Westinghouse Air Brake Technologies Corp.(c)
03/11/2034	5.611%	1,935,000	1,942,978
Total			26,707,884
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 2.6%
AEP Texas Central Co.(a)
10/01/2025	3.850%	1,828,000	1,769,573
AEP Texas Central Co.
02/15/2033	6.650%	1,385,000	1,471,133
AEP Transmission Co. LLC
08/15/2051	2.750%	1,095,000	680,244
AES Corp. (The)(a)
07/15/2025	3.300%	2,730,000	2,645,001
AES Corp. (The)
01/15/2026	1.375%	662,000	611,733
06/01/2028	5.450%	1,052,000	1,048,454
01/15/2031	2.450%	1,522,000	1,242,978
AES Panama Generation Holdings SRL(a)
05/31/2030	4.375%	982,095	822,398
Alabama Power Co.
11/15/2033	5.850%	692,000	724,112
Ameren Corp.
02/15/2026	3.650%	590,000	570,700
01/15/2029	5.000%	3,021,000	2,995,589
American Electric Power Co., Inc.
01/15/2029	5.200%	6,915,000	6,906,937
American Electric Power Co., Inc.(l)
02/15/2062	3.875%	2,855,000	2,544,485
Junior Subordinated
08/15/2025	5.699%	5,700,000	5,710,288
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	2,893,000	2,374,985
09/01/2044	5.000%	749,000	668,683
Appalachian Power Co.
03/01/2049	4.500%	432,000	349,174
Arizona Public Service Co.
12/15/2032	6.350%	5,330,000	5,644,183
08/15/2048	4.200%	570,000	450,156
Avangrid, Inc.
04/15/2025	3.200%	1,614,000	1,570,001
06/01/2029	3.800%	655,000	610,266
Black Hills Corp.
10/15/2029	3.050%	488,000	432,724
Calpine Corp.(a)
02/15/2028	4.500%	2,250,000	2,122,967
03/15/2028	5.125%	575,000	545,533
02/01/2029	4.625%	2,000,000	1,839,540
02/01/2031	5.000%	4,800,000	4,304,370
CenterPoint Energy Houston Electric LLC
03/01/2034	5.150%	7,000,000	6,992,473
Cleveland Electric Illuminating Co. (The)(a)
04/01/2028	3.500%	3,293,000	3,064,525
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	1,279,000	1,275,844
CMS Energy Corp.
02/15/2027	2.950%	80,000	74,504
CMS Energy Corp.(l)
06/01/2050	4.750%	2,514,000	2,293,889
12/01/2050	3.750%	386,000	309,346
Commonwealth Edison Co.
08/15/2047	3.750%	409,000	312,258
Consolidated Edison Co. of New York, Inc.
03/15/2034	5.500%	614,000	627,478
03/01/2035	5.300%	171,000	169,860
06/15/2046	3.850%	1,310,000	1,028,368
11/15/2053	5.900%	844,000	885,706
12/01/2056	4.300%	308,000	251,703
Dominion Energy, Inc.(l),(m)
	4.350%	198,000	184,858
	4.650%	5,000,000	4,875,514
Dominion Energy, Inc.
08/15/2026	2.850%	750,000	707,261
DTE Electric Co.
03/01/2034	5.200%	1,895,000	1,887,985
DTE Energy Co.
10/01/2026	2.850%	10,155,000	9,569,471
03/01/2029	5.100%	3,033,000	3,009,446
Duke Energy Carolinas LLC
04/15/2031	2.550%	370,000	317,052
12/15/2041	4.250%	14,000	11,827
09/30/2042	4.000%	617,000	502,943
06/01/2045	3.750%	157,000	121,090
03/15/2046	3.875%	46,000	35,977
01/15/2053	5.350%	3,972,000	3,869,183
Duke Energy Corp.(l),(m)
	4.875%	213,000	210,977
Duke Energy Corp.
04/15/2024	3.750%	3,373,000	3,364,478
09/01/2026	2.650%	4,710,000	4,432,874
09/01/2046	3.750%	1,416,000	1,053,023
Duke Energy Florida LLC
12/15/2031	2.400%	1,234,000	1,020,262
11/15/2033	5.875%	1,295,000	1,355,508
Duke Energy Ohio, Inc.
06/01/2030	2.125%	430,000	361,124
06/15/2046	3.700%	3,050,000	2,292,545
Duke Energy Progress LLC
03/15/2033	5.250%	1,570,000	1,567,405
05/15/2042	4.100%	1,437,000	1,191,168
03/15/2043	4.100%	475,000	389,640
03/30/2044	4.375%	770,000	657,635
08/15/2045	4.200%	329,000	270,469
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/15/2046	3.700%	312,000	235,802
09/15/2047	3.600%	940,000	696,335
Duquesne Light Holdings, Inc.(a)
10/01/2030	2.532%	463,000	382,292
Edison International
08/15/2025	4.700%	5,675,000	5,597,160
Enel Finance International NV(a)
04/06/2028	3.500%	2,370,000	2,209,420
Entergy Arkansas LLC
01/15/2033	5.150%	480,000	479,289
04/01/2049	4.200%	941,000	767,750
06/15/2051	2.650%	212,000	127,068
Entergy Corp.
09/15/2025	0.900%	3,770,000	3,525,466
06/15/2030	2.800%	348,000	300,914
06/15/2031	2.400%	801,000	659,399
Entergy Louisiana LLC
10/01/2026	2.400%	2,409,000	2,249,410
Entergy Mississippi LLC
09/01/2033	5.000%	1,039,000	1,016,789
Entergy Texas, Inc.
03/30/2029	4.000%	348,000	332,127
Evergy Kansas Central, Inc.
11/15/2033	5.900%	495,000	514,345
03/15/2053	5.700%	1,315,000	1,312,337
Evergy Metro, Inc.
06/01/2030	2.250%	572,000	483,349
Eversource Energy
08/15/2025	0.800%	662,000	617,923
08/15/2026	1.400%	752,000	682,853
03/01/2027	2.900%	1,335,000	1,249,104
07/01/2027	4.600%	2,675,000	2,615,832
03/01/2028	5.450%	1,024,000	1,029,602
02/01/2029	5.950%	8,574,000	8,781,199
05/15/2033	5.125%	703,000	679,122
01/01/2034	5.500%	900,000	890,699
Exelon Corp.
03/15/2028	5.150%	1,648,000	1,644,467
03/15/2029	5.150%	1,525,000	1,517,713
04/15/2046	4.450%	1,050,000	878,883
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%	3,224,000	2,911,715
Florida Power & Light Co.
05/15/2030	4.625%	677,000	666,247
12/04/2051	2.875%	359,000	233,131
Georgia Power Co.
09/15/2024	2.200%	848,000	832,270
05/16/2028	4.650%	575,000	566,414
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gulf Power Co.
10/01/2044	4.550%	1,350,000	1,160,485
Idaho Power Co.
04/01/2054	5.800%	1,243,000	1,265,520
Interstate Power and Light Co.
10/15/2033	5.700%	2,765,000	2,815,107
11/30/2051	3.100%	3,194,000	2,047,498
Interstate Power and Light, Co.
12/01/2024	3.250%	552,000	542,626
IPALCO Enterprises, Inc.
05/01/2030	4.250%	1,590,000	1,463,653
Jersey Central Power & Light Co.(a)
04/01/2024	4.700%	1,600,000	1,598,293
01/15/2026	4.300%	2,000,000	1,951,968
03/01/2032	2.750%	336,000	277,408
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,985,000	2,052,432
Kansas City Power & Light Co.
08/15/2025	3.650%	665,000	648,774
Kentucky Utilities Co.
04/15/2033	5.450%	494,000	498,381
Liberty Utilities Co.(a)
01/31/2034	5.869%	2,167,000	2,168,463
Louisville Gas and Electric Co.
04/15/2033	5.450%	494,000	498,581
Metropolitan Edison Co.(a)
01/15/2029	4.300%	1,928,000	1,851,191
Mississippi Power Co.
03/15/2042	4.250%	414,000	345,101
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	276,687	263,076
Monongahela Power Co.(a)
05/15/2027	3.550%	617,000	584,488
02/15/2034	5.850%	1,187,000	1,206,882
Narragansett Electric Co. (The)(a)
04/09/2030	3.395%	2,179,000	1,977,541
National Grid PLC
01/11/2034	5.418%	4,603,000	4,488,579
National Rural Utilities Cooperative Finance Corp.
11/13/2026	5.600%	4,500,000	4,559,325
03/15/2030	2.400%	1,347,000	1,159,554
02/07/2031	5.000%	873,000	861,490
04/15/2032	2.750%	1,233,000	1,036,720
12/15/2032	4.150%	309,000	284,472
01/15/2033	5.800%	864,000	893,451
National Rural Utilities Cooperative Finance Corp.(b)
3-month Term SOFR + 3.172% 04/30/2043	8.489%	1,147,000	1,145,798
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
National Rural Utilities Cooperative Finance Corp.(l)
09/15/2053	7.125%	768,000	794,383
Subordinated
04/20/2046	5.250%	1,687,000	1,636,463
Nevada Power Co.
03/15/2054	6.000%	446,000	465,908
New England Power Co.(a)
10/06/2050	2.807%	3,670,000	2,254,716
NextEra Energy Capital Holdings, Inc.
09/01/2024	4.255%	1,137,000	1,128,219
03/01/2025	6.051%	1,522,000	1,528,151
01/15/2027	1.875%	1,155,000	1,054,000
03/15/2034	5.250%	6,359,000	6,241,453
NextEra Energy Capital Holdings, Inc.(c),(l)
09/01/2054	6.700%	925,000	921,691
NextEra Energy Capital Holdings, Inc.(l)
03/15/2082	3.800%	1,497,000	1,333,543
Niagara Mohawk Power Corp.(a)
06/27/2030	1.960%	1,416,000	1,156,839
01/17/2054	5.664%	1,394,000	1,351,889
NRG Energy, Inc.(a),(l),(m)
	10.250%	600,000	636,044
NRG Energy, Inc.(a)
12/02/2025	2.000%	560,000	524,551
12/02/2027	2.450%	2,420,000	2,161,141
02/15/2029	3.375%	542,000	473,607
06/15/2029	5.250%	1,875,000	1,777,748
02/15/2032	3.875%	1,125,000	944,669
NRG Energy, Inc.
01/15/2027	6.625%	954,000	953,298
NSTAR Electric Co.
08/15/2031	1.950%	524,000	419,018
Pacific Gas and Electric Co.
07/01/2030	4.550%	4,855,000	4,566,276
06/01/2031	3.250%	835,000	715,423
05/15/2034	5.800%	7,450,000	7,438,870
04/15/2042	4.450%	562,000	452,140
03/15/2045	4.300%	948,000	739,636
07/01/2050	4.950%	545,000	462,860
PacifiCorp
02/15/2034	5.450%	497,000	490,227
03/15/2051	3.300%	680,000	445,931
PECO Energy Co.
05/15/2052	4.600%	2,500,000	2,226,031
Pennsylvania Electric Co.(a)
03/30/2026	5.150%	883,000	874,850
03/15/2028	3.250%	1,990,000	1,835,783
Public Service Co. of Colorado
04/01/2053	5.250%	2,815,000	2,665,053
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Public Service Electric and Gas Co.(c)
03/01/2034	5.200%	915,000	916,134
03/01/2054	5.450%	6,995,000	7,015,982
Public Service Electric and Gas Co.
08/01/2053	5.450%	812,000	815,754
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	642,000	601,168
11/15/2027	5.850%	895,000	916,291
08/15/2030	1.600%	466,000	374,326
11/15/2031	2.450%	2,062,000	1,676,981
San Diego Gas & Electric Co.
08/15/2028	4.950%	1,148,000	1,147,683
Southern California Edison Co.
03/01/2028	5.300%	3,740,000	3,775,936
06/01/2034	5.200%	6,295,000	6,157,965
Southern California Edison Co.(c)
06/01/2029	5.150%	1,145,000	1,145,805
Southern Co. (The)
03/15/2029	5.500%	9,085,000	9,203,883
07/01/2036	4.250%	595,000	525,433
Southern Co. (The)(l)
09/15/2051	3.750%	1,122,000	1,052,866
Junior Subordinated
08/01/2027	5.113%	932,000	929,657
Southwestern Electric Power Co.
03/15/2026	1.650%	1,096,000	1,019,340
10/01/2026	2.750%	6,450,000	6,055,167
04/01/2033	5.300%	700,000	689,843
Tampa Electric Co.
05/15/2044	4.350%	434,000	359,443
Toledo Edison Co. (The)
05/15/2037	6.150%	951,000	1,001,153
Tucson Electric Power Co.
12/01/2048	4.850%	259,000	229,627
06/15/2050	4.000%	2,690,000	2,058,226
Virginia Electric & Power Co.
03/15/2027	3.500%	1,446,000	1,384,018
Virginia Electric and Power Co.
01/15/2034	5.000%	2,560,000	2,488,394
04/01/2053	5.450%	955,000	934,344
08/15/2053	5.700%	683,000	690,030
Vistra Corp.(a),(l),(m)
	7.000%	425,000	411,070
	8.000%	4,650,000	4,650,226
Vistra Operations Co. LLC(a)
07/15/2024	3.550%	2,505,000	2,476,585
05/13/2025	5.125%	5,190,000	5,145,685
02/15/2027	5.625%	2,200,000	2,145,751
07/31/2027	5.000%	2,000,000	1,917,929
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/01/2029	4.375%	4,535,000	4,142,011
Vistra Operations Co., LLC(a)
01/30/2027	3.700%	885,000	836,250
WEC Energy Group, Inc.
09/27/2025	5.000%	304,000	302,557
10/01/2027	5.150%	426,000	425,348
10/15/2027	1.375%	1,094,000	962,598
12/15/2028	2.200%	746,000	655,020
Wisconsin Electric Power Co.
06/15/2028	1.700%	680,000	597,292
Wisconsin Public Service Corp.
12/01/2042	3.671%	814,000	634,610
Xcel Energy, Inc.
03/15/2034	5.500%	8,185,000	8,046,129
Total			334,720,080
Environmental 0.1%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	710,000	726,419
Republic Services, Inc.
12/15/2033	5.000%	2,375,000	2,334,766
Waste Connections, Inc.
04/01/2050	3.050%	885,000	597,571
Waste Management, Inc.
02/15/2029	4.875%	425,000	425,654
06/01/2029	2.000%	330,000	285,639
02/15/2030	4.625%	673,000	661,872
02/15/2033	4.625%	831,000	801,685
02/15/2034	4.875%	1,254,000	1,227,167
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	760,000	745,049
Total			7,805,822
Finance Companies 0.9%
AerCap Ireland Capital DAC/Global Aviation Trust
10/01/2025	4.450%	1,889,000	1,852,781
10/29/2026	2.450%	445,000	410,602
10/29/2028	3.000%	5,655,000	5,081,023
01/30/2032	3.300%	2,100,000	1,777,175
Air Lease Corp.
03/01/2025	3.250%	2,500,000	2,440,900
07/01/2025	3.375%	2,750,000	2,671,989
01/15/2026	2.875%	2,075,000	1,979,469
12/01/2027	3.625%	465,000	435,343
03/01/2029	5.100%	6,310,000	6,201,229
Aircastle Ltd.(a)
01/26/2028	2.850%	3,335,000	2,965,937
07/18/2028	6.500%	1,725,000	1,743,571
02/15/2029	5.950%	1,485,000	1,468,062
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares Capital Corp.
01/15/2027	7.000%	2,665,000	2,717,221
03/01/2029	5.875%	5,175,000	5,060,642
Aviation Capital Group LLC(a)
12/15/2024	5.500%	1,030,000	1,025,000
Avolon Holdings Funding Ltd.(a)
07/01/2024	3.950%	750,000	744,953
02/15/2025	2.875%	2,905,000	2,819,470
11/18/2027	2.528%	2,283,000	2,019,054
Bain Capital Specialty Finance, Inc.
10/13/2026	2.550%	3,250,000	2,956,559
Barings BDC, Inc.
02/15/2029	7.000%	2,720,000	2,696,798
Blackstone Private Credit Fund
12/15/2026	2.625%	4,470,000	4,037,736
Blackstone Secured Lending Fund
09/30/2028	2.850%	2,850,000	2,477,070
Blue Owl Capital Corp.
03/15/2029	5.950%	3,310,000	3,233,769
Blue Owl Capital Corp. II(a)
11/15/2026	8.450%	1,805,000	1,850,983
Blue Owl Credit Income Corp.
09/16/2027	7.750%	953,000	974,504
Blue Owl Credit Income Corp.(a)
06/13/2028	7.950%	3,710,000	3,823,103
03/15/2031	6.650%	2,067,000	1,999,194
FirstCash, Inc.(a)
01/01/2030	5.625%	1,500,000	1,421,068
Freedom Mortgage Corp.(a)
10/01/2028	12.000%	450,000	487,592
FS KKR Capital Corp.
10/12/2028	3.125%	1,100,000	949,927
01/15/2029	7.875%	2,630,000	2,718,438
GATX Corp.(c)
03/15/2027	5.400%	1,715,000	1,718,210
GGAM Finance Ltd.(a)
02/15/2027	8.000%	2,625,000	2,698,997
Golub Capital BDC, Inc.
08/24/2026	2.500%	4,100,000	3,733,829
07/15/2029	6.000%	1,880,000	1,825,196
Hercules Capital, Inc.
01/20/2027	3.375%	3,675,000	3,332,604
Main Street Capital Corp.
07/14/2026	3.000%	2,690,000	2,482,338
Morgan Stanley Direct Lending Fund
02/11/2027	4.500%	2,015,000	1,926,062
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nationstar Mortgage Holdings Inc.(a)
08/15/2028	5.500%	1,050,000	995,451
Nationstar Mortgage Holdings, Inc.(a)
12/15/2030	5.125%	2,465,000	2,206,348
11/15/2031	5.750%	1,300,000	1,191,418
Navient Corp.
03/15/2027	5.000%	1,555,000	1,475,885
New Mountain Finance Corp.
02/01/2029	6.875%	1,265,000	1,238,168
Owl Rock Capital Corp.
07/22/2025	3.750%	1,075,000	1,035,895
01/15/2026	4.250%	785,000	755,733
Owl Rock Technology Finance Corp.(a)
12/15/2025	4.750%	3,965,000	3,779,957
Sixth Street Specialty Lending, Inc.
03/01/2029	6.125%	2,155,000	2,121,503
TPG Operating Group II LP(c)
03/05/2034	5.875%	5,725,000	5,719,447
Total			111,278,203
Food and Beverage 0.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	7,835,000	7,313,426
Anheuser-Busch InBev Worldwide, Inc.
01/23/2039	5.450%	840,000	854,833
B&G Foods, Inc.
04/01/2025	5.250%	772,000	768,672
09/15/2027	5.250%	1,075,000	1,000,024
Bacardi Ltd.(a)
05/15/2048	5.300%	1,060,000	986,800
Cargill Inc.(a)
11/10/2031	2.125%	1,346,000	1,093,412
Cargill, Inc.(a)
04/22/2025	3.500%	2,449,000	2,402,154
06/24/2026	4.500%	2,000,000	1,974,533
04/23/2030	2.125%	750,000	637,171
02/02/2031	1.700%	826,000	663,657
Coca-Cola Europacific Partners PLC(a)
05/03/2024	0.800%	6,295,000	6,242,924
JBS SA/Food Co./Finance, Inc.
02/01/2028	5.125%	2,025,000	1,983,194
02/02/2029	3.000%	1,955,000	1,713,553
12/01/2031	3.750%	3,055,000	2,596,148
05/15/2032	3.000%	3,255,000	2,605,346
12/01/2052	6.500%	2,535,000	2,442,512
JBS USA LUX SA/Food Co./Luxembourg SARL(a)
03/15/2034	6.750%	5,335,000	5,493,482
11/15/2053	7.250%	5,480,000	5,744,515
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co.
10/01/2039	4.625%	950,000	857,968
02/09/2040	6.500%	1,215,000	1,310,582
06/01/2046	4.375%	465,000	385,726
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	1,725,000	1,560,558
Mars, Inc.(a)
04/01/2039	3.875%	1,040,000	890,280
07/16/2040	2.375%	964,000	662,231
Minerva Luxembourg SA(a)
09/13/2033	8.875%	3,800,000	3,993,354
Mondelez International, Inc.
02/20/2029	4.750%	1,069,000	1,056,586
Pilgrim’s Pride Corp.
04/15/2031	4.250%	2,000,000	1,786,877
03/01/2032	3.500%	6,479,000	5,414,566
07/01/2033	6.250%	625,000	632,667
Post Holdings, Inc.(a)
12/15/2029	5.500%	2,360,000	2,253,581
04/15/2030	4.625%	2,684,000	2,438,061
02/15/2032	6.250%	930,000	934,664
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	1,610,000	1,461,580
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	1,495,000	1,311,946
Smithfield Foods, Inc.(a)
02/01/2027	4.250%	2,500,000	2,389,831
10/15/2030	3.000%	2,020,000	1,660,336
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	2,300,000	2,016,307
Tyson Foods, Inc.(c)
03/15/2029	5.400%	1,153,000	1,153,975
03/15/2034	5.700%	6,669,000	6,666,820
Total			87,354,852
Foreign Agencies 0.0%
PT Bank Mandiri Persero Tbk(a)
04/11/2024	3.750%	850,000	847,428
Gaming 0.3%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	3,100,000	2,830,207
02/15/2030	7.000%	950,000	973,509
CCM Merger, Inc.(a)
05/01/2026	6.375%	1,225,000	1,211,108
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	185,000	183,085
01/15/2029	5.300%	765,000	742,918
01/15/2030	4.000%	4,500,000	4,049,446
01/15/2031	4.000%	510,000	449,644
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/2032	3.250%	3,018,000	2,503,949
Golden Entertainment, Inc.(a)
04/15/2026	7.625%	1,720,000	1,720,998
International Game Technology PLC(a)
02/15/2025	6.500%	975,000	976,408
01/15/2027	6.250%	400,000	401,817
Jacobs Entertainment, Inc.(a)
02/15/2029	6.750%	1,675,000	1,595,474
MGM Resorts International
05/01/2025	6.750%	1,150,000	1,151,259
09/01/2026	4.625%	188,000	181,877
04/15/2027	5.500%	1,500,000	1,472,912
10/15/2028	4.750%	1,575,000	1,478,132
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	2,110,000	1,773,150
Premier Entertainment Sub LLC/Finance Corp.(a)
09/01/2031	5.875%	2,575,000	1,823,277
Sands China Ltd.
08/08/2028	5.400%	1,000,000	972,004
VICI Properties LP
02/15/2030	4.950%	515,000	491,540
05/15/2032	5.125%	3,176,000	2,982,834
05/15/2052	5.625%	1,110,000	1,000,687
VICI Properties LP/Note Co., Inc.(a)
06/15/2025	4.625%	140,000	137,611
09/01/2026	4.500%	1,915,000	1,850,475
02/01/2027	5.750%	545,000	542,986
02/15/2027	3.750%	2,000,000	1,881,645
01/15/2028	4.500%	146,000	138,738
02/15/2029	3.875%	670,000	610,887
08/15/2030	4.125%	249,000	223,620
Wynn Macau Ltd.(a)
01/15/2026	5.500%	1,625,000	1,578,234
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	1,000,000	944,114
Total			38,874,545
Health Care 1.3%
Abbott Laboratories
11/30/2046	4.900%	205,000	197,612
AdaptHealth LLC(a)
08/01/2028	6.125%	1,620,000	1,490,051
08/01/2029	4.625%	925,000	770,086
Barnabas Health, Inc.
07/01/2028	4.000%	3,200,000	3,023,113
Becton Dickinson and Co.
12/15/2024	3.734%	44,000	43,337
02/13/2028	4.693%	1,459,000	1,437,595
08/22/2032	4.298%	2,913,000	2,730,277
05/15/2044	4.875%	1,555,000	1,362,632
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cardinal Health, Inc.
02/15/2034	5.450%	400,000	400,133
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	1,000,000	966,844
Cencora, Inc.
02/15/2034	5.125%	1,479,000	1,451,538
Cigna Corp.
03/01/2027	3.400%	2,190,000	2,085,463
08/15/2038	4.800%	429,000	397,863
07/15/2046	4.800%	2,070,000	1,850,127
03/15/2051	3.400%	1,215,000	844,911
Cigna Group (The)
02/15/2034	5.250%	1,366,000	1,349,297
02/15/2054	5.600%	5,890,000	5,799,419
CommonSpirit Health
10/01/2025	1.547%	3,000,000	2,817,918
11/01/2042	4.350%	120,000	102,350
CVS Health Corp.
07/20/2025	3.875%	1,002,000	981,657
02/21/2030	5.125%	3,805,000	3,782,226
09/15/2031	2.125%	903,000	728,687
02/21/2033	5.250%	328,000	324,761
07/20/2035	4.875%	720,000	686,735
03/25/2038	4.780%	8,665,000	7,883,122
04/01/2040	4.125%	1,899,000	1,558,990
08/21/2040	2.700%	996,000	678,051
03/25/2048	5.050%	1,030,000	920,252
06/01/2053	5.875%	4,125,000	4,110,408
06/01/2063	6.000%	777,000	778,147
DaVita, Inc.(a)
06/01/2030	4.625%	4,630,000	4,071,933
02/15/2031	3.750%	1,900,000	1,558,744
Dentsply Sirona, Inc.
06/01/2030	3.250%	1,347,000	1,173,972
Duke University Health System, Inc.
06/01/2047	3.920%	875,000	722,998
Embecta Corp.(a)
02/15/2030	5.000%	1,500,000	1,194,931
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%	2,825,000	2,541,424
GE HealthCare Technologies, Inc.
11/15/2024	5.550%	5,095,000	5,086,654
HCA, Inc.
02/01/2025	5.375%	2,900,000	2,890,037
04/15/2025	5.250%	1,659,000	1,651,590
06/15/2025	7.690%	750,000	768,747
06/15/2026	5.250%	3,135,000	3,115,809
02/15/2027	4.500%	679,000	664,898
03/15/2027	3.125%	687,000	645,638
12/01/2027	7.050%	10,000	10,459
06/15/2029	4.125%	3,850,000	3,620,633
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/01/2030	3.500%	3,874,000	3,463,086
04/01/2031	5.450%	1,279,000	1,273,026
07/15/2031	2.375%	1,580,000	1,284,768
06/15/2039	5.125%	1,357,000	1,261,589
06/15/2047	5.500%	2,515,000	2,344,022
07/15/2051	3.500%	1,697,000	1,145,494
04/01/2054	6.000%	785,000	779,121
04/01/2064	6.100%	693,000	684,875
IQVIA, Inc.
05/15/2028	5.700%	7,875,000	7,936,152
Laboratory Corp. of America Holdings
09/01/2024	3.250%	2,561,000	2,526,314
Legacy LifePoint Health LLC(a)
02/15/2027	4.375%	1,575,000	1,466,729
Mayo Clinic
11/15/2052	4.128%	750,000	648,443
McKesson Corp.
08/15/2026	1.300%	1,820,000	1,660,913
07/15/2033	5.100%	11,330,000	11,286,177
Medtronic Global Holdings SCA
03/30/2033	4.500%	1,465,000	1,410,546
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	1,130,000	960,534
ModivCare Escrow Issuer, Inc.(a)
10/01/2029	5.000%	2,603,000	1,918,961
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	4,630,000	4,150,362
10/01/2029	5.250%	1,875,000	1,733,843
New York and Presbyterian Hospital (The)
08/01/2119	3.954%	305,000	221,326
NYU Langone Hospitals
07/01/2043	5.750%	705,000	738,144
Providence Service Corp. (The)(a)
11/15/2025	5.875%	350,000	341,767
Quest Diagnostics, Inc.
06/30/2030	2.950%	380,000	334,497
06/30/2031	2.800%	425,000	362,735
11/30/2033	6.400%	912,000	975,312
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(a)
12/01/2026	9.750%	2,875,000	2,876,772
Solventum Corp.(a)
03/13/2031	5.450%	1,320,000	1,309,734
03/23/2034	5.600%	1,408,000	1,402,730
04/30/2054	5.900%	632,000	618,837
Tenet Healthcare Corp.
11/01/2027	5.125%	1,450,000	1,419,925
10/01/2028	6.125%	2,725,000	2,693,598
06/01/2029	4.250%	425,000	390,726
01/15/2030	4.375%	4,100,000	3,753,645
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Texas Health Resources
11/15/2055	4.330%	700,000	615,509
Thermo Fisher Scientific, Inc.
01/31/2029	5.000%	5,261,000	5,290,624
08/10/2030	4.977%	1,705,000	1,705,233
08/10/2043	5.404%	684,000	690,604
Universal Health Services, Inc.
09/01/2026	1.650%	2,485,000	2,258,911
10/15/2030	2.650%	2,485,000	2,074,286
Zimmer Biomet Holdings, Inc.
12/01/2028	5.350%	1,053,000	1,063,878
Total			160,345,817
Healthcare Insurance 0.4%
Aetna, Inc.
06/15/2036	6.625%	624,000	679,471
Aon North America, Inc.(c)
03/01/2027	5.125%	1,263,000	1,262,489
03/01/2029	5.150%	2,376,000	2,376,350
03/01/2034	5.450%	1,365,000	1,365,742
03/01/2054	5.750%	7,471,000	7,505,923
Centene Corp.
12/15/2027	4.250%	4,010,000	3,822,375
12/15/2029	4.625%	850,000	804,928
10/15/2030	3.000%	7,539,000	6,438,781
03/01/2031	2.500%	1,116,000	914,301
08/01/2031	2.625%	625,000	511,488
Elevance Health, Inc.
02/08/2026	4.900%	596,000	591,755
Health Care Service Corp., a Mutual Legal Reserve Co.(a)
06/01/2025	1.500%	577,000	549,407
Humana, Inc.
12/01/2028	5.750%	3,025,000	3,089,588
UnitedHealth Group, Inc.
02/15/2033	5.350%	4,925,000	5,020,730
08/15/2039	3.500%	617,000	498,643
05/15/2040	2.750%	366,000	263,596
05/15/2041	3.050%	190,000	141,183
07/15/2045	4.750%	443,000	409,582
10/15/2047	3.750%	473,000	366,692
05/15/2051	3.250%	3,750,000	2,640,521
02/15/2053	5.875%	1,429,000	1,527,166
04/15/2053	5.050%	8,003,000	7,614,620
04/15/2063	5.200%	3,953,000	3,768,359
Wellpoint, Inc.
08/15/2024	3.500%	1,928,000	1,908,033
Total			54,071,723
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare REIT 0.2%
Diversified Healthcare Trust
06/15/2025	9.750%	562,000	559,717
03/01/2031	4.375%	1,500,000	1,138,468
Healthcare Realty Holdings LP
01/15/2028	3.625%	435,000	397,959
03/15/2030	2.400%	1,514,000	1,219,715
03/15/2031	2.050%	400,000	304,444
Healthcare Trust of America Holdings LP
02/15/2030	3.100%	1,246,000	1,073,670
03/15/2031	2.000%	2,960,000	2,319,444
Healthpeak OP LLC
12/15/2032	5.250%	1,421,000	1,389,341
MPT Operating Partnership LP/Finance Corp.
03/15/2031	3.500%	1,850,000	1,239,484
Omega Healthcare Investors, Inc.
01/15/2025	4.500%	975,000	964,905
Physicians Realty LP
03/15/2027	4.300%	380,000	369,241
01/15/2028	3.950%	77,000	73,258
11/01/2031	2.625%	1,750,000	1,425,022
Sabra Health Care LP
12/01/2031	3.200%	574,000	466,214
Senior Housing Properties Trust
02/15/2028	4.750%	25,000	19,917
Welltower, Inc.
01/15/2031	2.750%	6,320,000	5,387,288
06/01/2031	2.800%	2,160,000	1,832,599
Total			20,180,686
Home Construction 0.2%
Ashton Woods USA LLC/Finance Co.(a)
01/15/2028	6.625%	1,700,000	1,700,499
Brookfield Residential Properties, Inc./US Corp.(a)
09/15/2027	6.250%	1,560,000	1,515,809
02/15/2030	4.875%	2,575,000	2,288,374
Century Communities, Inc.
06/01/2027	6.750%	2,375,000	2,379,120
Empire Communities Corp.(a)
12/15/2025	7.000%	4,225,000	4,192,302
KB Home
06/15/2031	4.000%	1,075,000	937,076
M/I Homes, Inc.
02/01/2028	4.950%	650,000	618,462
Mattamy Group Corp.(a)
03/01/2030	4.625%	4,500,000	4,039,248
MDC Holdings, Inc.
08/06/2061	3.966%	3,540,000	2,693,323
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Meritage Homes Corp.
06/06/2027	5.125%	2,000,000	1,970,200
PulteGroup, Inc.
03/01/2026	5.500%	737,000	738,385
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	2,000,000	1,972,677
08/01/2030	5.125%	1,114,000	1,052,046
Total			26,097,521
Independent Energy 0.7%
Aker BP ASA(a)
01/15/2030	3.750%	4,800,000	4,349,295
01/15/2031	4.000%	6,640,000	5,995,558
06/13/2033	6.000%	1,250,000	1,270,625
Antero Resources Corp.(a)
02/01/2029	7.625%	600,000	618,149
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
11/01/2026	7.000%	600,000	599,716
11/01/2027	9.000%	150,000	190,179
12/31/2028	8.250%	2,500,000	2,541,407
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	767,507
02/15/2037	6.500%	1,368,000	1,424,510
Chesapeake Energy Corp.(a)
02/01/2026	5.500%	2,000,000	1,982,354
Civitas Resources, Inc.(a)
07/01/2028	8.375%	1,275,000	1,334,246
ConocoPhillips Co.
03/15/2042	3.758%	1,928,000	1,561,831
05/15/2053	5.300%	682,000	667,378
03/15/2054	5.550%	1,356,000	1,371,111
09/15/2063	5.700%	1,370,000	1,399,574
Continental Resources, Inc.
06/01/2024	3.800%	1,683,000	1,673,761
Crescent Energy Finance LLC(a)
05/01/2026	7.250%	892,000	888,749
02/15/2028	9.250%	1,485,000	1,554,725
Devon Energy Corp.
09/15/2024	5.250%	78,000	77,748
07/15/2041	5.600%	1,875,000	1,766,787
Diamondback Energy, Inc.
12/01/2026	3.250%	1,905,000	1,820,817
03/24/2031	3.125%	3,565,000	3,124,807
03/15/2033	6.250%	265,000	278,498
03/15/2052	4.250%	1,696,000	1,345,705
Energean Israel Finance Ltd.(a)
03/30/2026	4.875%	1,321,000	1,238,793
03/30/2028	5.375%	2,518,000	2,258,642
Hess Corp.
04/01/2027	4.300%	1,902,000	1,852,501
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(a)
04/15/2030	6.000%	825,000	802,142
02/01/2031	6.000%	1,560,000	1,507,203
04/15/2032	6.250%	2,350,000	2,284,761
11/01/2033	8.375%	1,455,000	1,562,784
Lundin Energy Finance BV(a)
07/15/2026	2.000%	5,128,000	4,723,577
07/15/2031	3.100%	1,575,000	1,330,039
Occidental Petroleum Corp.
07/15/2027	8.500%	213,000	231,046
01/01/2031	6.125%	600,000	614,630
05/01/2031	7.500%	556,000	614,193
03/15/2040	6.200%	1,516,000	1,538,797
03/15/2046	6.600%	633,000	672,496
Ovintiv, Inc.
05/15/2028	5.650%	5,513,000	5,561,480
07/15/2033	6.250%	543,000	558,304
07/15/2053	7.100%	596,000	649,602
Permian Resources Operating LLC(a)
04/15/2027	8.000%	1,600,000	1,650,562
Pioneer Natural Resources Co.
03/29/2026	5.100%	3,350,000	3,347,815
Santos Finance Ltd.(a)
09/19/2033	6.875%	8,790,000	9,197,012
Southwestern Energy Co.
02/01/2029	5.375%	1,675,000	1,620,123
02/01/2032	4.750%	1,550,000	1,407,524
Var Energi ASA(a)
05/18/2027	5.000%	4,995,000	4,870,250
Total			88,699,313
Integrated Energy 0.2%
BP Capital Markets America, Inc.
09/11/2033	4.893%	605,000	593,440
04/10/2034	4.989%	3,424,000	3,368,897
06/04/2051	2.939%	1,396,000	917,547
BP Capital Markets PLC(l),(m)
	4.375%	5,000,000	4,927,984
	4.875%	825,000	778,615
BP Capital Markets PLC(c),(l),(m)
	6.450%	2,540,000	2,552,339
Cenovus Energy, Inc.
06/15/2047	5.400%	423,000	388,382
02/15/2052	3.750%	3,750,000	2,677,046
Chevron Corp.
05/11/2050	3.078%	1,540,000	1,086,390
Exxon Mobil Corp.
04/15/2051	3.452%	2,735,000	2,027,578
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reliance Industries Ltd.(a)
01/12/2052	3.625%	1,300,000	943,494
Total			20,261,712
Leisure 0.1%
Carnival Corp.(a)
03/01/2027	5.750%	1,450,000	1,432,408
08/01/2028	4.000%	1,000,000	922,419
05/01/2029	6.000%	325,000	317,152
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	600,000	654,487
NCL Corp., Ltd.(a)
03/15/2026	5.875%	700,000	683,514
02/15/2027	5.875%	950,000	938,661
02/15/2029	7.750%	950,000	973,471
NCL Finance Ltd.(a)
03/15/2028	6.125%	975,000	951,193
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	275,000	271,968
01/15/2029	9.250%	750,000	806,763
01/15/2030	7.250%	300,000	311,878
Viking Cruises Ltd.(a)
09/15/2027	5.875%	1,575,000	1,542,170
VOC Escrow Ltd.(a)
02/15/2028	5.000%	1,725,000	1,651,273
Total			11,457,357
Life Insurance 0.9%
AIG Global Funding(a)
09/22/2025	0.900%	3,545,000	3,305,318
Athene Global Funding(a)
02/23/2026	5.684%	3,810,000	3,799,968
06/29/2026	1.608%	2,930,000	2,661,528
03/08/2027	3.205%	1,430,000	1,309,293
03/24/2028	2.500%	1,620,000	1,435,220
08/19/2028	1.985%	4,380,000	3,752,139
01/07/2029	2.717%	320,000	278,589
Athene Holding Ltd.
01/15/2034	5.875%	4,385,000	4,355,053
Brighthouse Financial Global Funding(a)
01/13/2025	1.750%	3,210,000	3,094,858
CNO Global Funding(a)
01/06/2029	2.650%	5,235,000	4,532,573
Corebridge Financial, Inc.
04/05/2029	3.850%	422,000	391,413
04/05/2032	3.900%	3,965,000	3,485,804
01/15/2034	5.750%	484,000	482,959
Corebridge Financial, Inc.(a)
09/15/2033	6.050%	991,000	1,012,494
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Corebridge Financial, Inc.(l)
12/15/2052	6.875%	1,687,000	1,685,138
Equitable Financial Life Global Funding(a)
12/02/2025	5.500%	4,165,000	4,158,175
F&G Global Funding(a)
07/07/2025	5.150%	4,475,000	4,390,274
GA Global Funding Trust(a)
01/06/2027	2.250%	5,780,000	5,252,060
01/08/2029	5.500%	900,000	888,785
Great-West Lifeco US Finance 2020 LP(a)
08/12/2025	0.904%	4,190,000	3,927,572
Hill City Funding Trust(a)
08/15/2041	4.046%	2,750,000	1,982,439
Jackson National Life Global Funding(a)
01/12/2025	1.750%	2,715,000	2,622,115
04/12/2028	5.250%	1,200,000	1,160,897
Lincoln National Corp.
01/15/2031	3.400%	6,000,000	5,252,317
06/15/2040	7.000%	930,000	1,014,062
Metropolitan Life Global Funding I(a)
08/25/2029	4.300%	4,965,000	4,746,547
New York Life Global Funding(a)
08/01/2031	1.850%	3,755,000	2,988,878
01/09/2034	5.000%	6,282,000	6,169,566
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	2,907,000	2,214,736
Northwestern Mutual Global Funding(a)
06/01/2028	1.700%	1,265,000	1,101,265
06/12/2028	4.900%	5,740,000	5,685,697
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
03/30/2051	3.450%	372,000	262,441
09/30/2059	3.625%	132,000	92,551
Pine Street Trust II(a)
02/15/2049	5.568%	1,890,000	1,755,439
Protective Life Global Funding(a)
01/13/2025	1.646%	2,970,000	2,874,592
Reliance Standard Life Global Funding II(a)
05/07/2025	2.750%	4,340,000	4,181,019
RGA Global Funding(a)
01/18/2029	2.700%	3,655,000	3,216,580
01/11/2031	5.500%	2,610,000	2,574,480
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	2,791,000	2,535,160
05/15/2047	4.270%	4,785,000	3,937,414
05/15/2050	3.300%	4,490,000	3,136,860
Total			113,704,268
Lodging 0.1%
Hyatt Hotels Corp.
01/30/2027	5.750%	2,780,000	2,813,285
Marriott International, Inc.
05/15/2029	4.875%	575,000	567,286
10/15/2032	3.500%	3,400,000	2,965,547
05/15/2034	5.300%	2,859,000	2,813,949
Total			9,160,067
Media and Entertainment 0.4%
Diamond Sports Group LLC/Finance Co.(a),(n)
08/15/2026	0.000%	7,810,000	464,188
08/15/2027	0.000%	825,000	48,219
Discovery Communications LLC
05/15/2049	5.300%	1,063,000	866,965
09/15/2055	4.000%	1,298,000	859,218
Fox Corp.
10/13/2033	6.500%	7,975,000	8,375,330
Gray Television, Inc.(a)
07/15/2026	5.875%	900,000	854,250
05/15/2027	7.000%	1,675,000	1,512,997
Interpublic Group of Companies, Inc. (The)
04/15/2024	4.200%	333,000	332,165
Meta Platforms, Inc.
08/15/2027	3.500%	773,000	741,138
08/15/2052	4.450%	3,297,000	2,881,551
08/15/2062	4.650%	266,000	234,615
05/15/2063	5.750%	2,469,000	2,584,915
Netflix, Inc.
11/15/2028	5.875%	1,545,000	1,600,663
Prosus NV(a)
01/19/2052	4.987%	2,505,000	1,837,768
Take-Two Interactive Software, Inc.
03/28/2028	4.950%	3,645,000	3,614,655
Univision Communications, Inc.(a)
05/01/2029	4.500%	1,690,000	1,480,077
Viacom, Inc.
03/15/2043	4.375%	71,000	47,560
09/01/2043	5.850%	979,000	791,984
ViacomCBS, Inc.
05/19/2032	4.200%	449,000	365,918
05/19/2050	4.950%	469,000	335,955
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Warnermedia Holdings, Inc.
03/15/2027	3.755%	2,401,000	2,272,377
03/15/2032	4.279%	30,000	26,476
03/15/2042	5.050%	7,354,000	6,172,252
03/15/2052	5.141%	16,521,000	13,414,988
03/15/2062	5.391%	713,000	573,902
Total			52,290,126
Metals and Mining 0.3%
Anglo American Capital PLC(a)
03/17/2028	2.250%	530,000	467,053
05/02/2033	5.500%	1,299,000	1,278,164
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	1,800,000	1,557,895
Arsenal AIC Parent LLC(a)
10/01/2031	11.500%	735,000	808,515
BHP Billiton Finance USA Ltd.
09/08/2030	5.250%	1,162,000	1,171,900
02/28/2033	4.900%	752,000	741,736
09/08/2033	5.250%	1,395,000	1,400,363
Cleveland-Cliffs, Inc.(a)
04/15/2030	6.750%	1,470,000	1,459,312
CSN Resources SA(a)
12/05/2030	8.875%	3,275,000	3,352,323
First Quantum Minerals Ltd.(a)
04/01/2025	7.500%	1,275,000	1,275,000
03/01/2029	9.375%	630,000	653,243
Freeport-McMoRan, Inc.
11/14/2034	5.400%	5,000,000	4,855,333
Hecla Mining Co.
02/15/2028	7.250%	675,000	673,615
Kinross Gold Corp.
07/15/2027	4.500%	1,239,000	1,204,122
Mineral Resources Ltd.(a)
10/01/2028	9.250%	1,000,000	1,050,190
Newmont Corp.
10/01/2030	2.250%	10,077,000	8,426,854
Northern Star Resources Ltd.(a)
04/11/2033	6.125%	2,105,000	2,103,360
Novelis Corp.(a)
01/30/2030	4.750%	1,755,000	1,606,702
Nucor Corp.
05/23/2027	4.300%	690,000	674,220
05/01/2028	3.950%	1,500,000	1,449,346
Southern Copper Corp.
04/23/2025	3.875%	600,000	588,084
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Steel Dynamics, Inc.
06/15/2025	2.400%	491,000	471,664
10/15/2027	1.650%	747,000	663,979
01/15/2031	3.250%	1,510,000	1,338,140
Total			39,271,113
Midstream 1.1%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	2,300,000	2,229,216
Antero Midstream Partners LP/Finance Corp.(a)
01/15/2028	5.750%	1,300,000	1,274,315
02/01/2032	6.625%	1,455,000	1,449,899
Cheniere Energy Partners LP
10/01/2029	4.500%	42,000	39,369
Cheniere Energy Partners LP(a)
06/30/2033	5.950%	1,534,000	1,540,105
Colonial Enterprises, Inc.(a)
05/15/2030	3.250%	3,505,000	3,123,156
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	2,290,000	2,209,654
Columbia Pipelines Holding Co. LLC(a)
08/15/2028	6.042%	575,000	585,370
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	9,315,000	9,568,061
Crestwood Midstream Partners LP/Finance Corp.(a)
05/01/2027	5.625%	1,375,000	1,362,936
DT Midstream, Inc.(a)
06/15/2031	4.375%	1,795,000	1,617,980
EIG Pearl Holdings Sarl(a)
08/31/2036	3.545%	1,400,000	1,189,216
08/31/2036	3.545%	900,000	764,496
Enbridge, Inc.(l)
07/15/2080	5.750%	1,213,000	1,131,719
01/15/2084	8.500%	3,925,000	4,196,657
Energy Transfer LP
05/15/2034	5.550%	1,892,000	1,873,213
05/15/2054	5.950%	1,578,000	1,543,123
Energy Transfer Operating LP
05/15/2050	5.000%	3,140,000	2,707,464
Energy Transfer Partners LP
03/15/2035	4.900%	134,000	124,976
06/15/2038	5.800%	646,000	637,556
10/01/2043	5.950%	280,000	272,918
03/15/2045	5.150%	1,625,000	1,450,003
06/15/2048	6.000%	173,000	169,354
EnLink Midstream LLC(a)
09/01/2030	6.500%	1,520,000	1,558,406
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Products Operating LLC
01/31/2034	4.850%	6,520,000	6,349,983
05/15/2046	4.900%	1,400,000	1,278,071
Enterprise Products Operating LLC(b)
3-month Term SOFR + 3.248% 08/16/2077	8.573%	324,000	322,231
Ferrellgas LP/Finance Corp.(a)
04/01/2029	5.875%	325,000	308,692
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	726,271	622,972
09/30/2040	2.940%	419,904	335,134
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	500,000	506,632
02/23/2042	6.510%	975,000	996,923
Kinder Morgan Energy Partners LP
09/01/2024	4.250%	482,000	478,050
03/15/2032	7.750%	635,000	714,587
09/01/2039	6.500%	1,000,000	1,029,670
03/01/2043	5.000%	531,000	462,547
MPLX LP
12/01/2024	4.875%	325,000	323,100
06/01/2025	4.875%	200,000	198,132
03/01/2026	1.750%	335,000	312,492
03/15/2028	4.000%	2,434,000	2,330,980
03/01/2047	5.200%	1,500,000	1,347,057
NGPL PipeCo LLC(a)
08/15/2027	4.875%	412,000	401,795
Northern Natural Gas Co.(a)
10/16/2051	3.400%	496,000	341,152
ONEOK Partners LP
09/15/2043	6.200%	721,000	735,892
ONEOK, Inc.
01/15/2026	5.850%	504,000	508,450
09/01/2033	6.050%	4,230,000	4,358,520
09/15/2046	4.250%	320,000	249,334
03/15/2050	4.500%	6,830,000	5,464,065
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	1,807,000	1,782,421
06/01/2042	5.150%	2,185,000	1,928,055
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	2,435,000	2,277,583
05/15/2030	4.800%	1,500,000	1,389,495
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	2,472,000	2,454,433
03/15/2028	4.200%	102,000	98,419
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,079,170
Sunoco Logistics Partners Operations LP
04/01/2044	5.300%	1,239,000	1,121,959
10/01/2047	5.400%	3,041,000	2,750,170
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	142,000	134,879
Targa Resources Corp.
02/01/2033	4.200%	448,000	403,090
03/30/2034	6.500%	5,670,000	6,019,990
04/15/2052	4.950%	472,000	403,892
07/01/2052	6.250%	753,000	762,230
Targa Resources Partners LP/Finance Corp.
02/01/2031	4.875%	1,189,000	1,128,300
TMS Issuer Sarl(a)
08/23/2032	5.780%	1,030,000	1,056,837
TransCanada PipeLines Ltd.
03/01/2034	4.625%	3,280,000	3,040,252
03/15/2036	5.850%	185,000	184,866
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	647,000	582,137
03/15/2048	4.600%	4,875,000	4,262,727
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,500,000	1,398,389
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	750,000	673,114
08/15/2031	4.125%	3,250,000	2,853,053
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	1,434,000	1,529,082
06/01/2031	8.375%	1,585,000	1,603,413
Western Gas Partners LP
08/15/2028	4.750%	768,000	742,502
03/01/2048	5.300%	2,930,000	2,527,151
Williams Companies, Inc. (The)
01/15/2025	3.900%	1,050,000	1,035,021
09/15/2025	4.000%	2,327,000	2,281,673
03/15/2029	4.900%	440,000	434,543
03/15/2032	8.750%	3,486,000	4,148,711
Williams Companies., Inc. (The)
03/02/2026	5.400%	3,250,000	3,257,566
Williams Partners LP
03/04/2024	4.300%	2,787,000	2,786,506
03/04/2044	5.400%	263,000	246,371
Total			132,973,623
Natural Gas 0.1%
Boston Gas Co.(a)
08/01/2027	3.150%	1,472,000	1,365,968
KeySpan Corp.
11/15/2030	8.000%	670,000	747,933
KeySpan Gas East Corp.(a)
03/06/2033	5.994%	4,625,000	4,602,785
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NiSource, Inc.
02/15/2031	1.700%	605,000	479,938
06/30/2033	5.400%	930,000	928,702
ONE Gas, Inc.
03/11/2024	1.100%	696,000	695,004
Piedmont Natural Gas Co., Inc.
06/15/2033	5.400%	455,000	456,348
South Jersey Industries, Inc.
Junior Subordinated
04/15/2031	5.020%	1,422,000	1,140,021
Southern Co. Gas Capital Corp.
09/15/2032	5.150%	5,715,000	5,664,143
05/30/2047	4.400%	443,000	359,499
Southwest Gas Corp.
08/15/2051	3.180%	2,930,000	1,879,961
Washington Gas Light Co.
09/15/2049	3.650%	587,000	432,605
Total			18,752,907
Office REIT 0.1%
Alexandria Real Estate Equities, Inc.
05/15/2054	5.625%	6,290,000	6,053,305
Hudson Pacific Properties LP
11/01/2027	3.950%	3,283,000	2,836,551
02/15/2028	5.950%	3,290,000	2,958,525
04/01/2029	4.650%	950,000	791,532
01/15/2030	3.250%	1,665,000	1,251,454
Kilroy Realty LP
11/15/2033	2.650%	1,710,000	1,245,810
Piedmont Operating Partnership LP
08/15/2030	3.150%	1,675,000	1,285,112
04/01/2032	2.750%	2,339,000	1,652,973
Total			18,075,262
Oil Field Services 0.0%
Schlumberger Holdings Corp.(a)
05/17/2028	3.900%	2,053,000	1,966,917
Schlumberger Investment SA
06/26/2030	2.650%	817,000	717,989
Total			2,684,906
Other Financial Institutions 0.1%
Five Point Operating Co. LP/Capital Corp.(a),(l)
01/15/2028	10.500%	1,973,028	2,017,144
Greystone Commercial Capital Trust(a),(b),(h),(k)
1-month USD LIBOR + 2.270% 05/31/2025	7.704%	9,200,000	7,912,000
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Howard Hughes Corp. (The)(a)
08/01/2028	5.375%	500,000	471,955
02/01/2031	4.375%	750,000	640,886
Icahn Enterprises LP/Finance Corp.
05/15/2027	5.250%	1,097,000	1,007,294
02/01/2029	4.375%	347,000	292,682
Icahn Enterprises LP/Finance Corp.(a)
01/15/2029	9.750%	978,000	1,022,992
LeasePlan Corp NV(a)
10/24/2024	2.875%	3,440,000	3,366,854
ORIX Corp.
12/04/2024	3.250%	1,560,000	1,531,959
Total			18,263,766
Other Industry 0.1%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%	736,000	700,411
AECOM
03/15/2027	5.125%	710,000	695,329
Gohl Capital Ltd.(a)
01/24/2027	4.250%	1,050,000	1,006,962
Massachusetts Institute of Technology
07/01/2114	4.678%	758,000	691,307
07/01/2116	3.885%	1,850,000	1,394,179
Northwestern University
12/01/2057	3.662%	1,350,000	1,064,221
President and Fellows of Harvard College
07/15/2046	3.150%	3,031,000	2,266,764
07/15/2056	3.300%	2,230,000	1,651,703
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%	1,620,000	1,453,906
University of Southern California
10/01/2039	3.028%	4,525,000	3,575,947
Total			14,500,729
Other REIT 0.2%
American Assets Trust LP
02/01/2031	3.375%	3,115,000	2,519,663
CubeSmart LP
12/15/2028	2.250%	959,000	834,169
Extra Space Storage LP
12/15/2027	3.875%	160,000	151,934
04/01/2029	3.900%	563,000	525,525
06/15/2029	4.000%	570,000	534,910
10/15/2030	2.200%	2,263,000	1,849,565
10/15/2031	2.400%	670,000	541,210
03/15/2032	2.350%	2,219,000	1,759,275
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Host Hotels & Resorts LP
06/15/2025	4.000%	1,050,000	1,028,521
02/01/2026	4.500%	520,000	508,983
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	1,745,000	1,564,404
Lexington Realty Trust
10/01/2031	2.375%	3,805,000	3,016,399
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
06/01/2025	7.500%	2,150,000	2,161,069
Prologis LP
03/15/2054	5.250%	1,165,000	1,115,777
Prologis Targeted US Logistics Fund LP(a),(c)
04/01/2029	5.250%	3,172,000	3,155,410
04/01/2034	5.500%	636,000	631,408
Rexford Industrial Realty LP
09/01/2031	2.150%	3,832,000	3,026,304
Sun Communities Operating LP
01/15/2029	5.500%	963,000	953,836
WP Carey, Inc.
04/01/2033	2.250%	4,080,000	3,097,856
XHR LP(a)
06/01/2029	4.875%	1,625,000	1,501,219
Total			30,477,437
Other Utility 0.1%
American Water Capital Corp.
03/01/2034	5.150%	915,000	907,397
03/01/2054	5.450%	8,827,000	8,691,133
Essential Utilities, Inc.
01/15/2034	5.375%	726,000	713,268
Total			10,311,798
Packaging 0.2%
Amcor Flexibles North America, Inc.
05/17/2025	4.000%	2,085,000	2,044,865
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2027	5.250%	3,000,000	2,175,295
08/15/2027	5.250%	325,000	234,459
Ball Corp.
03/15/2026	4.875%	600,000	594,216
06/15/2029	6.000%	1,800,000	1,809,698
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	1,680,000	1,642,061
Berry Global, Inc.
01/15/2026	1.570%	3,261,000	3,037,923
01/15/2027	1.650%	1,273,000	1,150,367
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berry Global, Inc.(a)
04/15/2028	5.500%	6,438,000	6,401,894
01/15/2034	5.650%	1,600,000	1,579,153
Owens-Brockway Glass Container, Inc.(a)
05/15/2031	7.250%	1,455,000	1,472,178
Pactiv Evergreen Group Issuer LLC/Inc.(a)
10/15/2028	4.375%	2,725,000	2,537,373
Reynolds Group Issuer, Inc./LLC(a)
10/15/2027	4.000%	425,000	396,035
Sealed Air Corp.(a)
10/15/2026	1.573%	857,000	771,188
02/01/2028	6.125%	225,000	224,527
02/15/2031	7.250%	895,000	924,825
Trivium Packaging Finance BV(a)
08/15/2027	8.500%	280,000	272,913
Total			27,268,970
Paper 0.1%
Cascades, Inc./USA(a)
01/15/2028	5.375%	1,515,000	1,464,764
Celulosa Arauco y Constitucion SA
11/02/2027	3.875%	700,000	656,426
Celulosa Arauco y Constitucion SA(a)
04/30/2029	4.250%	500,000	453,641
Inversiones CMPC SA(a)
02/26/2034	6.125%	1,500,000	1,516,437
Packaging Corp. of America
12/01/2033	5.700%	914,000	934,747
Suzano Austria GmbH
01/15/2029	6.000%	275,000	275,047
01/15/2030	5.000%	825,000	785,059
01/15/2031	3.750%	1,000,000	873,722
Weyerhaeuser Co.
05/15/2026	4.750%	481,000	475,262
Total			7,435,105
Pharmaceuticals 1.1%
1375209 BC Ltd.(a)
01/30/2028	9.000%	2,010,000	1,963,377
AbbVie, Inc.
11/21/2026	2.950%	838,000	794,669
11/21/2029	3.200%	614,000	561,760
03/15/2031	4.950%	2,262,000	2,261,870
03/15/2034	5.050%	1,372,000	1,378,469
03/15/2035	4.550%	4,650,000	4,457,898
05/14/2035	4.500%	2,175,000	2,076,035
05/14/2036	4.300%	1,926,000	1,792,963
11/21/2039	4.050%	7,356,000	6,456,460
10/01/2042	4.625%	1,000,000	914,998
03/15/2044	5.350%	830,000	836,915
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/14/2045	4.700%	680,000	627,031
11/21/2049	4.250%	2,155,000	1,855,354
03/15/2054	5.400%	7,804,000	7,923,940
03/15/2064	5.500%	645,000	652,088
Amgen, Inc.
03/02/2033	5.250%	2,735,000	2,726,872
03/02/2043	5.600%	8,877,000	8,905,875
02/22/2052	4.200%	345,000	279,444
03/02/2053	5.650%	643,000	643,326
03/02/2063	5.750%	1,057,000	1,057,429
Astrazeneca Finance LLC
02/26/2031	4.900%	2,262,000	2,256,769
02/26/2034	5.000%	7,990,000	8,019,592
Bausch Health Companies, Inc.(a)
01/30/2028	5.000%	1,100,000	492,660
02/15/2029	5.000%	100,000	44,090
02/15/2029	6.250%	3,475,000	1,596,517
01/30/2030	5.250%	1,200,000	520,830
02/15/2031	5.250%	1,200,000	519,805
Bayer US Finance II LLC(a)
12/15/2028	4.375%	5,945,000	5,535,994
06/25/2038	4.625%	1,515,000	1,242,940
07/15/2044	4.400%	2,799,000	2,103,523
06/25/2048	4.875%	3,505,000	2,766,840
Bayer US Finance LLC(a)
10/08/2024	3.375%	520,000	511,387
11/21/2033	6.500%	9,425,000	9,430,237
Bristol Myers Squibb Co.
06/15/2039	4.125%	304,000	264,933
Bristol-Myers Squibb Co.
08/15/2025	3.875%	74,000	72,656
02/22/2031	5.100%	5,123,000	5,138,732
05/15/2044	4.625%	555,000	502,362
11/15/2053	6.250%	853,000	946,467
11/15/2063	6.400%	1,122,000	1,251,452
02/22/2064	5.650%	956,000	965,101
CSL Finance PLC(a)
04/27/2029	4.050%	926,000	882,945
04/27/2062	4.950%	402,000	363,793
Eli Lilly & Co.
02/09/2034	4.700%	911,000	899,540
02/09/2054	5.000%	7,666,000	7,555,891
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	962,000	797,152
Jazz Securities DAC(a)
01/15/2029	4.375%	963,000	886,795
Kevlar SpA(a)
09/01/2029	6.500%	2,240,000	2,016,010
Merck & Co., Inc.
05/17/2033	4.500%	717,000	697,428
05/17/2044	4.900%	694,000	666,238
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mylan NV
06/15/2046	5.250%	842,000	691,639
Mylan, Inc.
04/15/2048	5.200%	2,550,000	2,088,122
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,750,000	1,599,875
04/30/2031	5.125%	1,725,000	1,476,689
Pfizer Investment Enterprises Pte., Ltd.
05/19/2030	4.650%	793,000	780,153
05/19/2033	4.750%	3,358,000	3,272,227
05/19/2043	5.110%	653,000	628,016
05/19/2053	5.300%	1,598,000	1,565,101
05/19/2063	5.340%	4,959,000	4,777,705
Roche Holdings, Inc.(a)
11/13/2030	5.489%	2,205,000	2,271,643
11/13/2033	5.593%	495,000	517,158
Royalty Pharma PLC
09/02/2025	1.200%	385,000	360,497
09/02/2027	1.750%	489,000	434,727
09/02/2030	2.200%	2,243,000	1,846,278
09/02/2040	3.300%	1,627,000	1,191,867
Viatris, Inc.
06/22/2030	2.700%	1,117,000	939,600
06/22/2040	3.850%	5,417,000	3,976,360
06/22/2050	4.000%	1,710,000	1,165,168
Total			136,698,277
Property & Casualty 0.5%
Alleghany Corp.
09/15/2044	4.900%	1,365,000	1,278,309
08/15/2051	3.250%	644,000	449,238
American International Group, Inc.
04/01/2028	4.200%	1,562,000	1,517,047
06/30/2030	3.400%	1,270,000	1,146,323
03/27/2033	5.125%	2,790,000	2,750,705
Aon Corp./Global Holdings PLC
12/02/2031	2.600%	4,495,000	3,736,931
Arch Capital Finance LLC
12/15/2046	5.031%	970,000	891,779
Arthur J Gallagher & Co.
07/15/2034	5.450%	916,000	912,652
02/15/2054	6.750%	223,000	249,719
07/15/2054	5.750%	656,000	650,347
Arthur J. Gallagher & Co.
03/09/2052	3.050%	6,725,000	4,265,175
03/02/2053	5.750%	667,000	656,684
CNA Financial Corp.
08/15/2027	3.450%	3,828,000	3,623,177
02/15/2034	5.125%	1,882,000	1,818,366
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fairfax Financial Holdings Ltd.
03/03/2031	3.375%	6,300,000	5,448,345
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	800,000	805,852
07/15/2048	7.200%	1,290,000	1,268,702
Farmers Exchange Capital II(a),(l)
Subordinated
11/01/2053	6.151%	2,700,000	2,485,606
Farmers Insurance Exchange(a)
05/01/2024	8.625%	1,165,000	1,169,040
Hartford Financial Services Group Inc. (The)(a),(b)
3-month Term SOFR + 2.387% 02/12/2047	7.694%	1,501,000	1,296,502
Hartford Financial Services Group, Inc. (The)
10/15/2036	5.950%	283,000	292,611
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	2,080,000	1,560,964
05/15/2060	3.950%	875,000	626,692
Markel Corp.
05/20/2049	5.000%	5,095,000	4,616,901
Marsh & McLennan Cos, Inc.
09/15/2053	5.700%	1,500,000	1,553,553
Marsh & McLennan Cos., Inc.
03/15/2054	5.450%	465,000	462,077
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month Term SOFR + 2.552% 12/15/2024	7.936%	5,725,000	5,743,921
PartnerRe Finance B LLC(l)
10/01/2050	4.500%	1,117,000	1,000,668
Radian Group, Inc.(c)
05/15/2029	6.200%	3,480,000	3,488,624
Swiss Re Treasury US Corp.(a)
12/06/2042	4.250%	662,000	554,409
Trustage Financial Group, Inc.(a)
04/15/2032	4.625%	2,135,000	1,837,048
Willis North America, Inc.
05/15/2033	5.350%	2,000,000	1,968,702
Willis North America, Inc.(c)
03/05/2054	5.900%	4,968,000	4,961,622
WR Berkley Corp.
05/12/2050	4.000%	1,480,000	1,139,368
Total			66,227,659
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.1%
Burlington Northern Santa Fe LLC
03/15/2042	4.400%	75,000	66,656
03/15/2043	4.450%	505,000	448,534
09/01/2043	5.150%	691,000	672,796
08/01/2046	3.900%	1,163,000	936,004
04/15/2054	5.200%	1,391,000	1,359,271
Canadian Pacific Railway Co.
11/15/2029	2.875%	696,000	619,004
05/01/2050	3.500%	3,280,000	2,395,227
CSX Corp.
05/30/2042	4.750%	482,000	443,867
Norfolk Southern Corp.
11/01/2029	2.550%	431,000	378,761
08/01/2030	5.050%	708,000	707,020
03/15/2034	5.550%	614,000	629,847
03/15/2064	5.950%	2,032,000	2,140,417
Union Pacific Corp.
04/15/2047	4.000%	951,000	773,025
03/20/2060	3.839%	250,000	189,556
05/20/2061	3.550%	285,000	203,205
Total			11,963,190
Refining 0.1%
Cosan Luxembourg SA(a)
06/27/2031	7.250%	1,925,000	1,957,386
Marathon Petroleum Corp.
12/15/2026	5.125%	578,000	577,029
03/01/2041	6.500%	136,000	144,349
Phillips 66 Co.
02/15/2045	4.680%	1,300,000	1,134,343
06/15/2054	5.650%	6,485,000	6,429,295
Raizen Fuels Finance SA(a),(c)
03/05/2034	6.450%	3,750,000	3,797,394
Valero Energy Corp.
12/01/2031	2.800%	3,235,000	2,730,378
Total			16,770,174
Restaurants 0.1%
Brinker International, Inc.(a)
10/01/2024	5.000%	1,850,000	1,836,125
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	1,500,000	1,361,866
McDonald’s Corp.
09/01/2049	3.625%	910,000	679,343
Starbucks Corp.
02/15/2034	5.000%	3,035,000	2,986,761
Total			6,864,095
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retail REIT 0.1%
Brixmor Operating Partnership LP
08/16/2031	2.500%	915,000	743,047
Kimco Realty Corp.
02/01/2033	4.600%	3,780,000	3,543,088
Kite Realty Group LP
10/01/2026	4.000%	320,000	303,283
Realty Income Corp.
08/15/2027	3.950%	193,000	186,391
02/15/2034	5.125%	8,057,000	7,802,598
Total			12,578,407
Retailers 0.3%
Amazon.com, Inc.
08/22/2027	3.150%	1,145,000	1,086,599
05/12/2031	2.100%	791,000	663,782
05/12/2041	2.875%	1,257,000	943,831
05/12/2061	3.250%	514,000	354,220
Asbury Automotive Group, Inc.
03/01/2030	4.750%	1,725,000	1,570,234
AutoNation, Inc.
11/15/2024	3.500%	2,185,000	2,151,311
10/01/2025	4.500%	2,465,000	2,419,807
AutoZone, Inc.
04/21/2026	3.125%	415,000	397,527
11/01/2028	6.250%	533,000	554,512
01/15/2031	1.650%	1,175,000	934,709
Dick’s Sporting Goods, Inc.
01/15/2052	4.100%	2,690,000	1,889,761
Gap Inc. (The)(a)
10/01/2029	3.625%	1,550,000	1,310,094
Hanesbrands, Inc.(a)
05/15/2026	4.875%	1,475,000	1,424,163
Home Depot Inc (The)
04/15/2030	2.700%	1,436,000	1,270,322
Home Depot, Inc. (The)
04/15/2029	4.900%	1,317,000	1,321,714
Kontoor Brands, Inc.(a)
11/15/2029	4.125%	475,000	427,585
L Brands, Inc.
07/01/2036	6.750%	1,495,000	1,472,389
Lowe’s Companies, Inc.
07/01/2053	5.750%	730,000	737,216
04/01/2062	4.450%	539,000	430,907
04/01/2063	5.850%	555,000	559,957
Macy’s Retail Holdings LLC
12/15/2034	4.500%	1,950,000	1,606,619
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Magic MergeCo, Inc.(a)
05/01/2029	7.875%	1,400,000	904,631
O’Reilly Automotive, Inc.
11/20/2026	5.750%	2,580,000	2,616,813
Sally Holdings LLC/Capital, Inc.
12/01/2025	5.625%	2,525,000	2,524,406
03/01/2032	6.750%	2,680,000	2,669,793
Sonic Automotive Inc.(a)
11/15/2031	4.875%	1,815,000	1,560,208
Tapestry, Inc.
11/27/2033	7.850%	1,485,000	1,606,708
Tractor Supply Co.
11/01/2030	1.750%	3,885,000	3,128,176
Walmart, Inc.
04/15/2030	4.000%	1,766,000	1,711,243
Total			40,249,237
Stranded Utility 0.0%
Empire District Bondco LLC
01/01/2037	5.091%	3,300,000	3,279,758
Supermarkets 0.0%
Ahold Finance U.S.A. LLC
05/01/2029	6.875%	1,800,000	1,952,613
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2029	3.500%	1,770,000	1,576,193
C&S Group Enterprises LLC(a)
12/15/2028	5.000%	1,125,000	890,926
Total			4,419,732
Supranational 0.1%
Inter-American Development Bank
10/15/2025	6.800%	2,500,000	2,567,024
07/15/2027	6.750%	4,000,000	4,234,797
Total			6,801,821
Technology 1.2%
Apple, Inc.
05/11/2050	2.650%	5,095,000	3,311,251
Avnet, Inc.
03/15/2028	6.250%	883,000	898,119
06/01/2032	5.500%	841,000	807,565
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	1,500,000	1,411,329
Boxer Parent Co., Inc.(a)
03/01/2026	9.125%	2,500,000	2,507,562
Broadcom, Inc.
10/15/2024	3.625%	320,000	316,022
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom, Inc.(a)
04/15/2029	4.000%	2,765,000	2,616,397
02/15/2031	2.450%	2,435,000	2,026,792
11/15/2035	3.137%	4,561,000	3,614,964
11/15/2036	3.187%	8,519,000	6,657,788
05/15/2037	4.926%	4,155,000	3,871,476
CDW LLC/Finance Corp.
05/01/2025	4.125%	2,500,000	2,450,652
12/01/2028	3.276%	3,880,000	3,493,300
Cisco Systems, Inc.
02/26/2027	4.800%	1,227,000	1,227,284
02/26/2029	4.850%	1,233,000	1,234,973
02/26/2031	4.950%	1,536,000	1,537,300
02/26/2034	5.050%	1,557,000	1,565,058
02/26/2054	5.300%	3,437,000	3,478,013
02/26/2064	5.350%	1,100,000	1,108,083
CommScope, Inc.(a)
09/01/2029	4.750%	1,055,000	722,566
Concentrix Corp.
08/02/2028	6.600%	576,000	578,653
08/02/2033	6.850%	1,913,000	1,870,683
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	1,475,000	1,302,741
Constellation Software, Inc.(a)
02/16/2029	5.158%	1,313,000	1,307,962
DXC Technology Co.
09/15/2028	2.375%	5,845,000	5,039,190
Equifax, Inc.
06/01/2028	5.100%	5,695,000	5,660,084
Everi Holdings, Inc.(a)
07/15/2029	5.000%	1,350,000	1,338,164
Fidelity National Information Services, Inc.
03/01/2041	3.100%	2,890,000	2,080,781
Fiserv, Inc.
07/01/2024	2.750%	699,000	691,963
Fiserv, Inc.(c)
03/15/2027	5.150%	1,364,000	1,363,520
03/15/2031	5.350%	4,720,000	4,722,756
Flex Ltd.
01/15/2028	6.000%	2,560,000	2,602,146
Global Payments, Inc.
11/15/2024	1.500%	3,215,000	3,120,951
03/01/2026	1.200%	2,536,000	2,334,594
08/15/2052	5.950%	1,163,000	1,143,062
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	375,000	391,066
HP, Inc.
06/17/2031	2.650%	909,000	758,519
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IBM International Capital Pte., Ltd.
02/05/2031	4.750%	1,854,000	1,806,717
02/05/2044	5.250%	1,884,000	1,805,249
02/05/2054	5.300%	1,082,000	1,038,412
Imola Merger Corp.(a)
05/15/2029	4.750%	1,680,000	1,557,085
Intel Corp.
08/05/2027	3.750%	749,000	721,883
02/10/2030	5.125%	1,202,000	1,211,477
08/12/2041	2.800%	1,687,000	1,195,312
02/10/2053	5.700%	699,000	706,379
02/21/2054	5.600%	1,555,000	1,554,736
08/12/2061	3.200%	671,000	431,686
International Business Machines Corp.
07/27/2027	4.150%	790,000	769,724
05/15/2029	3.500%	928,000	866,219
Intuit, Inc.
09/15/2028	5.125%	2,311,000	2,338,838
09/15/2033	5.200%	1,934,000	1,953,320
09/15/2053	5.500%	2,562,000	2,641,990
KLA Corp.
02/01/2034	4.700%	720,000	701,157
07/15/2062	5.250%	895,000	869,598
Leidos, Inc.
02/15/2031	2.300%	845,000	692,268
Marvell Technology, Inc.
02/15/2029	5.750%	815,000	830,466
Micron Technology, Inc.
11/01/2029	6.750%	5,040,000	5,348,886
Microsoft Corp.(a)
09/15/2050	2.500%	492,000	312,173
Microsoft Corp.
03/17/2052	2.921%	811,000	559,780
03/17/2062	3.041%	4,290,000	2,917,193
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	1,994,000	2,118,075
NetApp, Inc.
06/22/2025	1.875%	1,845,000	1,759,185
NXP BV/Funding LLC
03/01/2026	5.350%	1,056,000	1,054,309
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	342,000	306,155
05/11/2041	3.250%	720,000	529,115
Open Text Corp.(a)
12/01/2027	6.900%	650,000	671,383
Open Text Holdings, Inc.(a)
12/01/2031	4.125%	1,835,000	1,571,298
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
11/15/2027	3.250%	2,409,000	2,258,883
03/25/2028	2.300%	903,000	808,998
11/09/2029	6.150%	997,000	1,042,450
11/15/2037	3.800%	2,202,000	1,811,139
03/25/2041	3.650%	739,000	568,335
04/01/2050	3.600%	1,336,000	940,289
03/25/2051	3.950%	4,511,000	3,362,192
11/09/2052	6.900%	362,000	408,438
02/06/2053	5.550%	1,855,000	1,775,517
05/15/2055	4.375%	73,000	57,201
04/01/2060	3.850%	802,000	557,133
PayPal Holdings, Inc.
10/01/2026	2.650%	964,000	908,996
10/01/2029	2.850%	204,000	181,916
06/01/2030	2.300%	1,435,000	1,220,694
06/01/2062	5.250%	2,845,000	2,648,335
Qorvo, Inc.
12/15/2024	1.750%	1,200,000	1,164,526
QUALCOMM, Inc.
05/20/2053	6.000%	2,033,000	2,228,721
S&P Global, Inc.
03/01/2029	2.700%	1,348,000	1,219,096
08/15/2030	1.250%	592,000	472,384
03/01/2032	2.900%	803,000	691,503
Seagate HDD Cayman
12/01/2032	9.625%	1,116,475	1,261,810
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	1,550,000	1,541,885
Tencent Holdings Ltd.(a)
04/22/2051	3.840%	760,000	570,904
Texas Instruments, Inc.
02/08/2054	5.150%	3,200,000	3,170,742
05/18/2063	5.050%	2,056,000	1,966,536
Verscend Escrow Corp.(a)
08/15/2026	9.750%	1,325,000	1,327,830
VMware, Inc.
08/15/2026	1.400%	1,441,000	1,310,114
Western Union Co. (The)
03/15/2026	1.350%	140,000	128,863
Total			157,608,827
Tobacco 0.7%
Altria Group, Inc.
11/01/2028	6.200%	1,116,000	1,158,647
05/06/2030	3.400%	1,280,000	1,151,998
02/04/2041	3.400%	3,910,000	2,809,869
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BAT Capital Corp.
08/15/2027	3.557%	409,000	386,193
03/25/2028	2.259%	1,930,000	1,707,438
02/20/2031	5.834%	560,000	557,964
03/25/2031	2.726%	15,000	12,366
02/20/2034	6.000%	5,665,000	5,609,961
08/15/2037	4.390%	742,000	608,627
09/25/2040	3.734%	562,000	405,244
08/02/2043	7.079%	962,000	1,001,519
08/15/2047	4.540%	5,800,000	4,322,959
09/06/2049	4.758%	309,000	238,327
03/16/2052	5.650%	2,530,000	2,220,863
08/02/2053	7.081%	4,156,000	4,308,132
BAT International Finance PLC
03/16/2028	4.448%	8,000,000	7,715,958
02/02/2029	5.931%	2,973,000	3,034,829
Imperial Brands Finance PLC(a)
07/26/2024	3.125%	2,000,000	1,978,103
07/21/2025	4.250%	2,000,000	1,960,185
Philip Morris International, Inc.
02/13/2029	4.875%	1,516,000	1,489,738
02/15/2030	5.125%	2,435,000	2,423,171
02/13/2031	5.125%	2,355,000	2,317,230
09/07/2033	5.625%	11,270,000	11,374,239
02/13/2034	5.250%	10,141,000	9,908,161
Reynolds American, Inc.
06/12/2025	4.450%	1,325,000	1,304,811
08/15/2035	5.700%	6,525,000	6,232,478
08/04/2041	7.000%	1,127,000	1,167,229
09/15/2043	6.150%	501,000	483,942
08/15/2045	5.850%	4,626,000	4,192,099
Vector Group Ltd.(a)
02/01/2029	5.750%	3,250,000	2,984,812
Total			85,067,092
Transportation Services 0.3%
Element Fleet Management Corp.(a)
06/15/2025	3.850%	2,795,000	2,719,339
12/04/2028	6.319%	3,515,000	3,605,058
ERAC USA Finance LLC(a)
11/01/2025	3.800%	2,500,000	2,433,707
12/01/2026	3.300%	3,435,000	3,269,993
10/30/2034	5.200%	1,080,000	1,071,165
03/15/2042	5.625%	1,689,000	1,712,098
11/01/2046	4.200%	1,041,000	870,894
FedEx Corp.
04/01/2046	4.550%	498,000	424,145
FedEx Corp. Pass-Through Trust
Series 2020-1 Class AA
02/20/2034	1.875%	599,068	491,644
GN Bondco LLC(a)
10/15/2031	9.500%	3,975,000	3,934,918
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penske Truck Leasing Co. LP/Finance Corp.(a)
11/15/2025	1.200%	842,000	781,930
01/12/2027	5.350%	1,315,000	1,309,561
05/01/2028	5.550%	1,380,000	1,387,502
06/15/2030	6.200%	2,234,000	2,311,409
Penske Truck Leasing Co. LP/PTL Finance Corp.(a)
06/15/2026	1.700%	1,236,000	1,136,814
Penske Truck Leasing Co., LP/Finance Corp.(a)
07/15/2025	4.000%	905,000	884,459
Ryder System, Inc.
06/01/2028	5.250%	1,185,000	1,186,791
12/01/2028	6.300%	912,000	950,324
03/15/2029	5.375%	2,530,000	2,527,214
12/01/2033	6.600%	1,140,000	1,220,591
Triton Container International Ltd.(a)
04/15/2026	2.050%	617,000	565,487
06/15/2031	3.150%	558,000	439,480
TTX Co.(a)
01/15/2025	3.600%	1,620,000	1,595,223
XPO, Inc.(a)
06/01/2028	6.250%	575,000	576,586
06/01/2031	7.125%	275,000	281,083
02/01/2032	7.125%	865,000	878,729
Total			38,566,144
Wireless 0.7%
American Tower Corp.
03/15/2027	3.650%	684,000	653,683
04/15/2031	2.700%	4,545,000	3,812,254
09/15/2031	2.300%	477,000	384,989
03/15/2033	5.650%	3,500,000	3,519,563
07/15/2033	5.550%	6,619,000	6,617,094
Crown Castle Inc
03/01/2034	5.800%	721,000	731,447
Crown Castle International Corp.
07/15/2026	1.050%	401,000	362,476
03/15/2027	2.900%	684,000	636,957
04/01/2031	2.100%	877,000	703,164
07/15/2031	2.500%	4,369,000	3,577,800
04/01/2041	2.900%	1,652,000	1,146,744
Crown Castle, Inc.
09/01/2028	4.800%	1,609,000	1,568,881
06/01/2029	5.600%	7,457,000	7,506,471
05/01/2033	5.100%	403,000	389,047
Digicel Group Holdings Ltd.(a),(g),(h),(k)
12/31/2030	0.000%	13,874	14,026
12/31/2030	0.000%	182	375
12/31/2030	0.000%	58,946	6
12/31/2030	0.000%	17,885	2
Digicel Holdings Bermuda Ltd./International Finance Ltd.(o)
05/25/2027	9.000%	3,192,592	3,127,835
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Digicel Midco Ltd.(o)
11/25/2028	10.500%	949,478	760,050
Sprint Capital Corp.
11/15/2028	6.875%	1,766,000	1,882,266
03/15/2032	8.750%	3,140,000	3,794,417
Sprint Corp.
06/15/2024	7.125%	5,225,000	5,240,734
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2025	4.738%	1,600,937	1,588,402
03/20/2028	5.152%	7,033,750	6,997,077
T-Mobile US, Inc.
02/15/2026	2.250%	99,000	93,268
04/15/2027	3.750%	3,514,000	3,368,631
02/01/2028	4.750%	961,000	945,611
02/15/2028	2.050%	1,548,000	1,378,974
02/15/2029	2.625%	597,000	530,223
04/15/2029	3.375%	3,200,000	2,939,138
04/15/2030	3.875%	5,132,000	4,765,328
04/15/2031	3.500%	3,258,000	2,915,457
07/15/2033	5.050%	4,690,000	4,587,807
04/15/2040	4.375%	1,308,000	1,146,563
02/15/2041	3.000%	3,880,000	2,800,090
04/15/2050	4.500%	332,000	280,644
01/15/2054	5.750%	904,000	914,193
06/15/2054	6.000%	1,306,000	1,370,511
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	1,820,000	1,573,444
Vodafone Group PLC
02/10/2063	5.750%	266,000	259,720
Total			84,885,362
Wirelines 0.4%
AT&T, Inc.
02/15/2034	5.400%	5,560,000	5,567,409
05/15/2035	4.500%	179,000	164,707
08/15/2037	4.900%	584,000	546,027
06/01/2041	3.500%	659,000	505,841
09/15/2053	3.500%	5,661,000	3,894,564
09/15/2055	3.550%	5,877,000	4,004,014
12/01/2057	3.800%	594,000	419,135
09/15/2059	3.650%	5,714,000	3,872,077
Bell Telephone Co. of Canada
02/15/2054	5.550%	3,205,000	3,153,351
C&W Senior Financing DAC(a)
09/15/2027	6.875%	385,000	362,954
Frontier Communications Holdings LLC(a)
03/15/2031	8.625%	2,308,000	2,337,673
GCI LLC(a)
10/15/2028	4.750%	1,735,000	1,556,992
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iliad Holding SAS(a)
10/15/2026	6.500%	550,000	543,920
10/15/2028	7.000%	500,000	495,145
Level 3 Financing, Inc.(a)
03/01/2027	3.400%	1,925,000	1,963,500
09/15/2027	4.625%	225,000	145,125
07/01/2028	4.250%	425,000	261,375
05/15/2030	10.500%	950,000	973,750
Northwest Fiber LLC/Finance Sub, Inc.(a)
04/30/2027	4.750%	1,118,000	1,078,987
02/15/2028	6.000%	904,000	868,211
Qwest Corp.
09/15/2025	7.250%	3,978,000	3,848,119
Telecom Italia Capital SA
06/04/2038	7.721%	1,550,000	1,584,610
Total Play Telecomunicaciones SA de CV(a)
09/20/2028	6.375%	1,270,000	520,352
Verizon Communications, Inc.
02/15/2025	3.376%	2,527,000	2,478,285
12/03/2029	4.016%	530,000	503,062
01/20/2031	1.750%	555,000	445,073
03/21/2031	2.550%	552,000	465,042
03/15/2032	2.355%	5,499,000	4,453,891
11/01/2034	4.400%	1,852,000	1,721,397
03/22/2041	3.400%	2,127,000	1,628,773
09/15/2043	6.550%	1,417,000	1,578,498
02/23/2054	5.500%	4,582,000	4,527,324
Total			56,469,183
Total Corporate Bonds & Notes (Cost $3,825,505,919)			3,643,418,541

Foreign Government Obligations(p) 1.5%

Australia 0.0%
NBN Co., Ltd.(a)
05/05/2026	1.450%	581,000	535,940
01/08/2027	1.625%	1,230,000	1,116,834
01/08/2032	2.500%	624,000	515,109
10/06/2033	6.000%	1,200,000	1,267,611
Total			3,435,494
Azerbaijan 0.0%
Southern Gas Corridor CJSC(a)
03/24/2026	6.875%	450,000	454,835
Bahrain 0.0%
Bahrain Government International Bond(a)
02/12/2036	7.500%	1,800,000	1,827,938
Bermuda 0.0%
Bermuda Government International Bond(a)
08/20/2030	2.375%	1,105,000	924,169
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Foreign Government Obligations(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.1%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	1,160,000	1,139,474
Brazilian Government International Bond
10/20/2033	6.000%	350,000	346,820
03/15/2034	6.125%	4,550,000	4,500,647
05/13/2054	7.125%	1,175,000	1,176,260
Total			7,163,201
Canada 0.0%
Province of British Columbia
09/01/2036	7.250%	2,000,000	2,442,149
Province of Manitoba
06/22/2026	2.125%	300,000	282,915
Province of Quebec(l)
03/02/2026	7.485%	230,000	240,705
Total			2,965,769
Chile 0.1%
Corp. Nacional del Cobre de Chile(a)
02/02/2033	5.125%	850,000	797,240
01/08/2034	5.950%	1,925,000	1,903,372
09/08/2053	6.300%	950,000	921,987
Corporación Nacional del Cobre de Chile(a)
01/08/2034	5.950%	1,800,000	1,779,776
01/26/2036	6.440%	2,150,000	2,188,919
11/04/2044	4.875%	200,000	164,432
Empresa Nacional del Petroleo(a)
08/05/2026	3.750%	750,000	712,772
11/06/2029	5.250%	450,000	434,889
Total			8,903,387
Colombia 0.1%
Colombia Government International Bond
03/15/2029	4.500%	750,000	684,295
01/30/2030	3.000%	315,000	258,452
04/15/2031	3.125%	200,000	158,161
04/20/2033	8.000%	200,000	209,645
Ecopetrol SA
01/19/2029	8.625%	4,080,000	4,325,058
04/29/2030	6.875%	2,000,000	1,945,126
01/13/2033	8.875%	3,764,000	3,956,979
01/19/2036	8.375%	5,870,000	5,886,801
Total			17,424,517
Costa Rica 0.0%
Costa Rica Government International Bond(a)
04/03/2034	6.550%	250,000	257,521
Foreign Government Obligations(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/27/2025	5.500%	100,000	99,384
01/27/2025	5.500%	100,000	99,383
01/29/2026	6.875%	631,000	637,538
07/19/2028	6.000%	1,400,000	1,394,780
07/19/2028	6.000%	275,000	273,975
02/22/2029	5.500%	2,655,000	2,566,981
02/22/2029	5.500%	161,000	155,663
01/30/2030	4.500%	628,000	570,086
09/23/2032	4.875%	1,050,000	935,416
Total			6,733,206
Guatemala 0.0%
Guatemala Government Bond(a)
08/10/2029	5.250%	450,000	434,215
10/07/2033	3.700%	794,000	650,652
Total			1,084,867
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%	1,400,000	1,094,392
India 0.0%
Export-Import Bank of India(a)
08/05/2026	3.375%	860,000	821,482
02/01/2028	3.875%	1,025,000	974,520
01/13/2031	2.250%	1,030,000	848,771
Indian Railway Finance Corp., Ltd.(a)
01/21/2032	3.570%	1,110,000	976,893
Power Finance Corp., Ltd.(a)
12/06/2028	6.150%	546,000	560,425
Total			4,182,091
Indonesia 0.1%
Freeport Indonesia PT(a)
04/14/2032	5.315%	1,045,000	1,009,844
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%	560,000	550,063
Indonesia Government International Bond(a)
01/17/2038	7.750%	1,000,000	1,225,879
Lembaga Pembiayaan Ekspor Indonesia(a)
04/06/2024	3.875%	1,450,000	1,446,834
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2030	2.800%	1,000,000	882,773
PT Pertamina Persero(a)
08/25/2030	3.100%	1,424,000	1,253,134
05/20/2043	5.625%	250,000	239,477
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Foreign Government Obligations(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%	5,000,000	4,809,991
05/21/2028	5.450%	850,000	848,453
Total			12,266,448
Israel 0.0%
Israel Electric Corp., Ltd.(a)
08/14/2028	4.250%	2,200,000	2,022,836
Italy 0.1%
Cassa Depositi e Prestiti SpA(a)
05/05/2026	5.750%	1,200,000	1,189,944
Republic of Italy Government International Bond
10/17/2029	2.875%	1,700,000	1,497,683
06/15/2033	5.375%	8,270,000	8,116,333
Total			10,803,960
Japan 0.0%
Japan Bank for International Cooperation
05/23/2024	2.500%	600,000	595,987
Japan Finance Organization for Municipalities(a)
03/12/2024	3.000%	400,000	399,681
Total			995,668
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%	300,000	289,990
04/24/2030	5.375%	962,000	933,708
KazTransGas JSC(a)
09/26/2027	4.375%	200,000	186,813
Total			1,410,511
Marshall Islands 0.0%
Nakilat, Inc.(a)
12/31/2033	6.067%	969,251	996,514
Mexico 0.3%
Comision Federal de Electricidad(a)
05/15/2029	4.688%	3,647,000	3,461,068
Mexico City Airport Trust(a)
10/31/2026	4.250%	1,435,000	1,377,549
04/30/2028	3.875%	420,000	390,038
10/31/2046	5.500%	667,000	554,199
07/31/2047	5.500%	4,424,000	3,674,901
Mexico Government International Bond
04/22/2029	4.500%	1,500,000	1,442,610
05/24/2031	2.659%	2,068,000	1,712,278
04/27/2032	4.750%	250,000	235,316
02/09/2035	6.350%	470,000	481,558
05/04/2053	6.338%	340,000	332,173
05/07/2054	6.400%	475,000	468,659
Foreign Government Obligations(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/24/2061	3.771%	550,000	353,520
04/19/2071	3.750%	750,000	472,619
Pemex Project Funding Master Trust
06/15/2038	6.625%	50,000	34,137
Petroleos Mexicanos
10/16/2025	6.875%	1,060,000	1,044,130
03/13/2027	6.500%	11,947,000	11,132,208
02/12/2028	5.350%	276,000	239,686
01/23/2029	6.500%	625,000	547,583
01/28/2031	5.950%	3,025,000	2,353,463
02/16/2032	6.700%	5,923,000	4,773,207
02/07/2033	10.000%	1,375,000	1,335,252
06/15/2035	6.625%	1,470,000	1,088,101
01/23/2046	5.625%	300,000	172,790
09/21/2047	6.750%	2,662,000	1,689,519
02/12/2048	6.350%	373,000	228,253
Total			39,594,817
Morocco 0.0%
Morocco Government International Bond(a)
12/15/2027	2.375%	1,300,000	1,154,679
12/15/2050	4.000%	350,000	236,274
OCP SA(a)
06/23/2031	3.750%	350,000	297,025
Total			1,687,978
Norway 0.0%
Equinor ASA
04/06/2030	3.125%	826,000	753,099
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	600,000	600,943
Panama 0.1%
Banco Nacional de Panama(a)
08/11/2030	2.500%	875,000	661,648
08/11/2030	2.500%	600,000	453,701
Panama Government International Bond
03/16/2025	3.750%	200,000	195,015
01/23/2030	3.160%	657,000	539,856
03/01/2031	7.500%	1,300,000	1,333,265
09/29/2032	2.252%	200,000	140,113
01/19/2033	3.298%	250,000	188,698
01/31/2036	6.875%	1,200,000	1,134,718
03/01/2038	8.000%	1,720,000	1,761,381
Total			6,408,395
Paraguay 0.0%
Paraguay Government International Bond(a)
04/28/2031	4.950%	730,000	698,674
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Foreign Government Obligations(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
09/28/2027	2.400%	600,000	536,233
Peruvian Government International Bond
01/23/2031	2.783%	1,120,000	952,703
12/01/2032	1.862%	100,000	75,693
03/14/2037	6.550%	1,785,000	1,925,270
12/01/2060	2.780%	600,000	344,065
Petroleos del Peru SA(a)
06/19/2032	4.750%	2,100,000	1,644,328
Total			5,478,292
Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%	800,000	688,686
01/15/2032	6.375%	400,000	432,300
10/23/2034	6.375%	275,000	301,947
Total			1,422,933
Poland 0.0%
Republic of Poland Government International Bond
10/04/2033	4.875%	790,000	773,484
Romania 0.1%
Romanian Government International Bond(a)
02/17/2028	6.625%	200,000	205,826
02/14/2031	3.000%	2,100,000	1,744,155
01/30/2034	6.375%	3,022,000	3,005,100
05/25/2034	6.000%	5,488,000	5,342,141
Total			10,297,222
Saudi Arabia 0.0%
Gaci First Investment Co.(a)
10/13/2032	5.250%	300,000	300,439
Saudi Government International Bond(a)
01/16/2054	5.750%	1,750,000	1,692,708
02/02/2061	3.450%	575,000	375,729
Total			2,368,876
Serbia 0.1%
Serbia International Bond(a)
12/01/2030	2.125%	6,640,000	5,231,616
09/26/2033	6.500%	2,800,000	2,840,088
Total			8,071,704
South Africa 0.1%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%	950,000	945,727
08/10/2028	8.450%	3,439,000	3,422,776
08/10/2028	8.450%	451,000	448,872
Foreign Government Obligations(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Republic of South Africa Government International Bond
10/12/2028	4.300%	525,000	472,616
09/30/2029	4.850%	3,275,000	2,940,192
06/22/2030	5.875%	510,000	472,463
04/20/2032	5.875%	2,300,000	2,072,399
Total			10,775,045
Ukraine 0.0%
Ukraine Government International Bond(a),(n)
09/01/2024	7.750%	2,410,000	748,506
02/01/2026	8.994%	1,000,000	318,258
09/01/2027	0.000%	3,050,000	879,409
11/01/2030	9.750%	3,850,000	1,145,375
Total			3,091,548
United Arab Emirates 0.0%
DP World Ltd.(a)
07/02/2037	6.850%	300,000	324,306
Finance Department Government of Sharjah(a)
11/23/2032	6.500%	202,000	207,591
Total			531,897
United States 0.1%
Antares Holdings LP(a)
07/15/2027	3.750%	4,605,000	4,155,899
BOC Aviation USA Corp.(a)
04/29/2024	1.625%	2,015,000	2,001,022
Total			6,156,921
Virgin Islands 0.0%
Sinopec Group Overseas Development Ltd.(a)
04/28/2025	3.250%	400,000	390,430
04/28/2025	3.250%	300,000	292,823
Total			683,253
Total Foreign Government Obligations (Cost $203,077,549)			184,342,405

Municipal Bonds 0.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of California
Refunding Revenue Bonds
Taxable General
Series 2017AX
07/01/2025	3.063%	5,700,000	5,558,748
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Michigan
Revenue Bonds
Taxable
Series 2022A
04/01/2122	4.454%	4,020,000	3,420,023
University of Virginia
Refunding Revenue Bonds
Taxable
Series 2021B
11/01/2051	2.584%	2,020,000	1,316,028
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%	725,000	575,965
Total			10,870,764
Hospital 0.1%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars-Sinai Health System
Series 2021
08/15/2051	3.000%	1,785,000	1,423,286
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	5,525,000	3,760,547
Total			5,183,833
Local General Obligation 0.0%
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	3,290,202
Sales Tax 0.0%
Puerto Rico Sales Tax Financing Corp.(q)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	2,315,000	2,326,570
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	3,000,000	2,221,828
Revenue Bonds
Future Tax Secured
Subordinated Series 2020D-3
11/01/2032	2.400%	1,045,000	863,829
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	1,245,000	1,271,104
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,360,772
Total			6,717,533
Turnpike / Bridge / Toll Road 0.0%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	2,189,925
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	1,764,989
Texas Private Activity Bond Surface Transportation Corp.
Revenue Bonds
Taxable North Tarrant Express Managed Lanes Project
Series 2019
12/31/2049	3.922%	875,000	714,599
Total			4,669,513
Total Municipal Bonds (Cost $38,731,773)			33,058,415

Residential Mortgage-Backed Securities - Agency 26.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2011-84 Class Z
09/25/2041	5.250%	1,203,690	1,199,103
Federal Home Loan Mortgage Corp.
08/01/2024- 02/01/2025	8.000%	489	488
10/01/2028- 07/01/2032	7.000%	87,160	89,594
03/01/2031- 06/01/2052	3.000%	126,473,289	109,290,582
10/01/2031- 07/01/2037	6.000%	301,750	311,486
04/01/2033- 08/01/2053	5.500%	27,489,009	27,299,984
05/01/2033- 05/01/2052	3.500%	62,041,885	56,185,383
10/01/2039- 08/01/2053	5.000%	47,099,652	45,709,880
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/01/2040- 10/01/2052	4.000%	102,016,120	94,135,007
09/01/2040- 04/01/2053	4.500%	61,171,468	57,972,892
06/01/2050- 10/01/2052	2.500%	303,255,813	250,437,092
12/01/2050- 06/01/2052	2.000%	69,925,545	55,088,122
CMO Series 2060 Class Z
05/15/2028	6.500%	38,944	39,286
CMO Series 2310 Class Z
04/15/2031	6.000%	34,793	35,245
CMO Series 2725 Class TA
12/15/2033	4.500%	1,516,416	1,469,840
CMO Series 2882 Class ZC
11/15/2034	6.000%	2,446,006	2,512,674
CMO Series 2953 Class LZ
03/15/2035	6.000%	2,168,732	2,220,556
CMO Series 3028 Class ZE
09/15/2035	5.500%	156,589	152,632
CMO Series 3032 Class PZ
09/15/2035	5.800%	377,333	383,089
CMO Series 3071 Class ZP
11/15/2035	5.500%	8,221,179	8,200,758
CMO Series 3121 Class EZ
03/15/2036	6.000%	84,111	85,404
CMO Series 3181 Class AZ
07/15/2036	6.500%	26,977	27,968
CMO Series 353 Class 300
12/15/2046	3.000%	5,148,219	4,471,818
CMO Series 3740 Class BA
10/15/2040	4.000%	1,063,791	998,605
CMO Series 3747 Class HY
10/15/2040	4.500%	2,902,872	2,809,487
CMO Series 3753 Class KZ
11/15/2040	4.500%	4,987,723	4,806,644
CMO Series 3769 Class ZC
12/15/2040	4.500%	2,503,943	2,415,532
CMO Series 3841 Class JZ
04/15/2041	5.000%	224,907	222,135
CMO Series 3888 Class ZG
07/15/2041	4.000%	489,825	469,378
CMO Series 3926 Class NY
09/15/2041	4.000%	411,870	388,805
CMO Series 3928 Class MB
09/15/2041	4.500%	1,006,417	970,365
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3934 Class CB
10/15/2041	4.000%	2,566,341	2,402,376
CMO Series 3982 Class TZ
01/15/2042	4.000%	967,880	905,798
CMO Series 4027 Class AB
12/15/2040	4.000%	1,133,903	1,089,715
CMO Series 4057 Class ZB
06/15/2042	3.500%	5,582,929	5,129,307
CMO Series 4057 Class ZL
06/15/2042	3.500%	6,118,963	5,637,877
CMO Series 4077 Class KM
11/15/2041	3.500%	271	270
CMO Series 4091 Class KB
08/15/2042	3.000%	6,500,000	5,649,566
CMO Series 4182 Class QN
02/15/2033	3.000%	101,832	101,071
CMO Series 4361 Class VB
02/15/2038	3.000%	1,686,252	1,661,465
CMO Series 4421 Class PB
12/15/2044	4.000%	5,941,237	5,338,294
CMO Series 4440 Class ZX
01/15/2045	4.000%	12,341,524	11,176,492
CMO Series 4463 Class ZA
04/15/2045	4.000%	4,407,241	4,182,304
CMO Series 4495 Class PA
09/15/2043	3.500%	112,073	107,962
CMO Series 4682 Class HZ
04/15/2047	3.500%	2,992,569	2,647,669
CMO Series 4771 Class HZ
03/15/2048	3.500%	9,866,408	8,621,656
CMO Series 4774 Class KA
12/15/2045	4.500%	19,567	19,495
CMO Series 4787 Class PY
05/15/2048	4.000%	1,040,339	951,827
CMO Series 4793 Class CD
06/15/2048	3.000%	883,834	769,751
CMO Series 4839 Class A
04/15/2051	4.000%	2,576,801	2,414,912
CMO Series 4941 Class CZ
11/25/2049	3.000%	1,132,972	942,578
Federal Home Loan Mortgage Corp.(b),(e)
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 11/15/2043	0.661%	11,427,171	822,617
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-4258 Class SJ
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 10/15/2043	1.211%	2,878,717	397,534
CMO Series 2014-4313 Class MS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/15/2039	0.711%	4,040,634	281,987
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	0.511%	5,824,189	498,995
CMO Series 274 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/15/2042	0.561%	7,549,456	658,747
CMO Series 279 Class S6
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	0.611%	4,943,662	438,532
CMO Series 299 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2043	0.561%	3,123,837	277,006
CMO Series 300 Class S1
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 01/15/2043	0.661%	7,561,441	698,056
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	0.511%	12,727,770	1,121,710
CMO Series 336 Class 30
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2044	0.611%	5,256,073	475,612
CMO Series 3404 Class AS
-1.0 x 30-day Average SOFR + 5.781% Cap 5.895% 01/15/2038	0.456%	1,437,870	91,912
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3578 Class DI
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 04/15/2036	1.211%	2,076,480	132,509
CMO Series 3833 Class LI
-1.0 x 30-day Average SOFR + 0.286% 10/15/2040	0.000%	5,153,470	333,681
CMO Series 3892 Class SC
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2041	0.511%	3,206,958	221,693
CMO Series 3997 Class SK
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 11/15/2041	1.161%	5,624,854	277,004
CMO Series 4087 Class SC
-1.0 x 30-day Average SOFR + 5.436% Cap 5.550% 07/15/2042	0.111%	3,915,350	209,773
CMO Series 4281 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/15/2043	0.661%	6,371,830	422,299
CMO Series 4635 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/15/2046	0.661%	9,871,483	568,427
CMO Series 4910 Class SG
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	0.614%	15,246,013	1,890,356
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	0.611%	6,978,023	549,175
CMO STRIPS Series 337 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2044	0.611%	4,274,909	397,608
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
CMO Series 2380 Class F
30-day Average SOFR + 0.564% Floor 0.450%, Cap 8.500% 11/15/2031	5.889%	55,176	55,086
CMO Series 2557 Class FG
30-day Average SOFR + 0.514% Floor 0.400%, Cap 8.000% 01/15/2033	5.839%	133,033	132,734
CMO Series 2962 Class PF
30-day Average SOFR + 0.364% Floor 0.250%, Cap 7.000% 03/15/2035	5.689%	58,516	58,261
CMO Series 2981 Class FU
30-day Average SOFR + 0.314% Floor 0.200%, Cap 8.000% 05/15/2030	5.639%	162,848	161,339
CMO Series 3065 Class EB
-3.0 x 30-day Average SOFR + 19.547% Cap 19.890% 11/15/2035	3.572%	284,372	288,527
CMO Series 3081 Class GC
-3.7 x 30-day Average SOFR + 23.414% Cap 23.833% 12/15/2035	3.890%	453,231	449,320
CMO Series 3085 Class FV
30-day Average SOFR + 0.814% Floor 0.700%, Cap 8.000% 08/15/2035	6.139%	402,398	403,839
CMO Series 3564 Class FC
30-day Average SOFR + 1.364% Floor 1.250%, Cap 6.500% 01/15/2037	6.500%	150,805	150,511
CMO Series 3680 Class FA
30-day Average SOFR + 1.114% Floor 1.000%, Cap 6.000% 06/15/2040	6.000%	457,245	451,974
CMO Series 3852 Class QN
-3.6 x 30-day Average SOFR + 26.796% Cap 5.500% 05/15/2041	5.500%	18,309	17,261
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4048 Class FJ
30-day Average SOFR + 0.514% Floor 0.400%, Cap 9,999.000% 07/15/2037	5.618%	699,366	689,919
CMO Series 5115 Class FD
30-day Average SOFR + 0.250% Floor 0.250%, Cap 4.000% 08/15/2043	4.000%	6,197,749	5,863,256
Federal Home Loan Mortgage Corp.(e)
CMO Series 303 Class C21
01/15/2043	4.000%	9,719,002	1,596,319
CMO Series 303 Class C30
12/15/2042	4.500%	6,231,643	972,290
CMO Series 364 Class C15
12/15/2046	3.500%	3,974,050	632,842
CMO Series 4146 Class IA
12/15/2032	3.500%	4,243,633	409,675
CMO Series 4186 Class IB
03/15/2033	3.000%	4,402,278	371,354
CMO Series 4627 Class PI
05/15/2044	3.500%	1,268,071	35,530
CMO Series 4698 Class BI
07/15/2047	5.000%	11,021,601	1,817,852
CMO Series 5048 Class HI
01/15/2042	4.500%	2,809,248	438,017
CMO Series 5078 Class NI
06/15/2042	4.000%	2,740,000	500,043
Federal Home Loan Mortgage Corp.(d),(e)
CMO Series 351 Class 213
02/15/2046	4.135%	278,054	50,083
CMO Series 364 Class 141
12/15/2046	2.731%	318,806	43,779
CMO Series 364 Class 151
12/15/2046	3.390%	312,985	48,727
CMO Series 364 Class 158
12/15/2046	3.823%	168,508	28,938
CMO Series 364 Class 167
12/15/2046	2.550%	297,792	34,686
CMO Series 364 Class C23
12/15/2046	2.939%	3,897,075	535,207
CMO Series 364 Class C24
12/15/2046	3.458%	2,202,503	354,974
CMO Series 364 Class C25
12/15/2046	3.964%	674,600	124,290
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 368 Class C15
01/25/2048	3.253%	4,304,339	534,370
CMO Series 5094 Class IO
12/15/2048	1.482%	13,181,302	890,650
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d),(e)
CMO Series K051 Class X1
09/25/2025	0.493%	16,422,989	100,676
CMO Series K058 Class X1
08/25/2026	0.908%	2,294,589	41,615
CMO Series KW02 Class X1
12/25/2026	0.132%	7,598,299	24,095
Federal Home Loan Mortgage Corp. REMICS(b),(e)
CMO Series 204236 Class IS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/15/2043	0.561%	10,179,011	842,666
CMO Series 204419 Class BS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2053	0.611%	25,342,568	2,653,704
CMO Series 204461 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 04/15/2045	0.761%	5,956,159	576,223
CMO Series 204839 Class WS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 08/15/2056	0.661%	37,298,917	4,533,198
Federal Home Loan Mortgage Corp. REMICS(e)
CMO Series 204695 Class OI
06/15/2047	4.000%	2,911,105	528,083
CMO Series 204864 Class IU
12/15/2048	4.500%	2,597,390	518,402
CMO Series 205012 Class MI
09/25/2050	4.000%	9,198,914	1,945,157
CMO Series 205038 Class ID
11/25/2050	3.500%	29,993,046	5,483,068
CMO Series 4257 Class IK
12/15/2042	4.000%	3,415,055	590,599
CMO Series 4999 Class IA
08/25/2050	4.500%	27,463,643	6,286,315
CMO Series 5043 Class IO
11/25/2050	5.000%	16,205,634	3,643,308
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5058 Class NI
06/25/2050	3.000%	15,043,875	2,577,765
CMO Series 5079 Class DI
02/25/2051	6.500%	9,966,399	1,904,479
CMO Series 5088 Class IB
03/25/2051	2.500%	24,783,682	3,935,267
CMO Series 5095 Class AI
04/25/2051	3.500%	21,221,933	3,642,208
CMO Series 5113 Class MI
06/25/2051	3.500%	17,674,718	3,428,238
CMO Series 5115 Class GI
09/25/2050	3.000%	10,796,231	2,013,564
CMO Series 5148 Class EI
10/25/2051	3.000%	45,599,485	7,789,988
CMO Series 5153 Class JI
10/25/2051	3.500%	8,411,290	1,582,160
CMO Series 5217 Class PI
04/25/2052	3.500%	5,560,763	611,221
CMO Series 5223 Class IM
02/25/2042	5.500%	9,742,822	1,686,090
Federal Home Loan Mortgage Corp. REMICS
CMO Series 3843 Class JZ
04/15/2041	5.100%	1,059,747	1,036,149
CMO Series 4372 Class Z
08/15/2044	3.000%	2,942,421	2,597,490
CMO Series 4402 Class YB
10/15/2044	3.000%	2,506,712	2,215,186
CMO Series 4612 Class HZ
08/15/2046	2.500%	7,224,537	5,704,038
CMO Series 4753 Class VZ
12/15/2047	3.000%	1,199,941	917,946
CMO Series 4755 Class Z
02/15/2048	3.000%	1,199,941	1,012,195
CMO Series 5081 Class PI
03/25/2051	3.000%	43,663,617	7,398,254
CMO Series 5237 Class GA
09/25/2046	4.000%	2,201,976	2,092,942
Federal Home Loan Mortgage Corp. REMICS(d),(e)
CMO Series 5065 Class EI
11/25/2044	5.392%	1,345,062	292,180
Federal National Mortgage Association
06/01/2024	9.000%	2	2
02/01/2025- 08/01/2027	8.000%	5,039	5,081
03/01/2026- 03/01/2053	7.000%	1,275,667	1,310,742
04/01/2027- 06/01/2032	7.500%	18,371	18,674
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/01/2029- 03/01/2053	6.000%	20,175,728	20,321,989
08/01/2029- 10/01/2052	3.000%	288,763,555	248,615,679
01/01/2031- 06/01/2053	2.500%	277,429,732	230,074,357
03/01/2033- 09/01/2053	5.500%	106,413,192	105,353,976
10/01/2033- 12/01/2052	3.500%	99,854,615	89,965,781
07/01/2039- 08/01/2053	5.000%	142,722,106	138,554,206
08/01/2040- 04/01/2052	2.000%	304,856,884	241,551,644
10/01/2040- 09/01/2053	4.500%	128,637,212	121,909,323
02/01/2041- 11/01/2052	4.000%	104,310,349	97,094,305
11/01/2050- 06/01/2051	1.500%	40,305,491	30,204,962
06/01/2053	6.500%	3,267,538	3,325,099
CMO Series 2003-22 Class Z
04/25/2033	6.000%	76,764	78,128
CMO Series 2003-33 Class PT
05/25/2033	4.500%	3,594	3,479
CMO Series 2007-50 Class DZ
06/25/2037	5.500%	387,755	387,401
CMO Series 2010-139 Class HA
11/25/2040	4.000%	1,375,676	1,279,512
CMO Series 2010-37 Class A1
05/25/2035	5.410%	7,427	7,392
CMO Series 2011-18 Class ZK
03/25/2041	4.000%	2,872,420	2,752,113
CMO Series 2011-53 Class WT
06/25/2041	4.500%	258,508	253,375
CMO Series 2011-87 Class GB
09/25/2041	4.500%	7,000,000	6,709,193
CMO Series 2012-121 Class GZ
11/25/2042	3.500%	9,756,708	8,939,560
CMO Series 2012-68 Class ZA
07/25/2042	3.500%	7,716,473	7,079,697
CMO Series 2012-94
09/25/2042	3.500%	8,972,603	8,229,769
CMO Series 2013-106 Class LA
08/25/2041	4.000%	1,462,802	1,372,639
CMO Series 2013-16 Class GD
03/25/2033	3.000%	795,647	782,881
CMO Series 2013-66 Class AP
05/25/2043	6.000%	38,654	36,506
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-38 Class PA
06/25/2047	3.500%	422,591	398,006
CMO Series 2018-64 Class ET
09/25/2048	3.000%	2,561,471	2,229,884
CMO Series 2018-94D Class KD
12/25/2048	3.500%	670,477	603,117
CMO Series 2019-9 Class DZ
03/25/2049	4.000%	3,226,938	2,945,253
CMO Series 98-17 Class Z
04/18/2028	6.500%	21,776	21,599
Federal National Mortgage Association(r)
07/01/2051- 06/01/2062	2.500%	10,371,329	8,470,509
06/01/2056	4.500%	1,706,331	1,628,276
Federal National Mortgage Association(b)
CMO Series 2002-59 Class HF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 8.000% 08/17/2032	5.789%	175	175
CMO Series 2004-93 Class FC
30-day Average SOFR + 0.314% Floor 0.200%, Cap 8.000% 12/25/2034	5.636%	204,799	202,956
CMO Series 2006-71 Class SH
-2.6 x 30-day Average SOFR + 15.437% Cap 15.738% 05/25/2035	1.479%	122,392	114,785
CMO Series 2007-90 Class F
30-day Average SOFR + 0.604% Floor 0.490%, Cap 7.000% 09/25/2037	5.926%	9,706	9,656
CMO Series 2007-W7 Class 1A4
-6.0 x 30-day Average SOFR + 38.493% Cap 39.180% 07/25/2037	6.563%	39,381	46,133
CMO Series 2008-15 Class AS
-5.0 x 30-day Average SOFR + 32.428% Cap 33.000% 08/25/2036	5.819%	202,200	241,109
CMO Series 2010-142 Class HS
-2.0 x 30-day Average SOFR + 9.771% Cap 10.000% 12/25/2040	0.000%	452,249	276,829
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-150 Class FL
30-day Average SOFR + 0.664% Floor 0.550%, Cap 7.000% 10/25/2040	5.986%	91,808	91,298
CMO Series 2012-1 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 02/25/2042	5.936%	696,194	680,954
CMO Series 2012-115 Class MT
-3.0 x 30-day Average SOFR + 13.157% Cap 4.500% 10/25/2042	0.000%	310,600	197,033
CMO Series 2016-32 Class GT
-4.5 x 30-day Average SOFR + 17.485% Cap 4.500% 01/25/2043	0.000%	32,299	19,960
Federal National Mortgage Association(b),(e)
CMO Series 2004-29 Class PS
-1.0 x 30-day Average SOFR + 7.486% Cap 7.600% 05/25/2034	2.164%	947,503	99,387
CMO Series 2006-43 Class SJ
-1.0 x 30-day Average SOFR + 6.476% Cap 6.590% 06/25/2036	1.154%	683,220	62,276
CMO Series 2009-100 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 12/25/2039	0.764%	2,225,846	211,483
CMO Series 2009-87 Class NS
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 11/25/2039	0.814%	3,347,830	227,417
CMO Series 2010-131 Class SA
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 11/25/2040	1.164%	2,906,371	305,412
CMO Series 2010-21 Class SA
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 03/25/2040	0.814%	5,157,507	320,815
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-57 Class SA
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 06/25/2040	1.014%	1,286,486	110,086
CMO Series 2011-131 Class ST
-1.0 x 30-day Average SOFR + 6.426% Cap 6.540% 12/25/2041	1.104%	16,426,406	1,976,138
CMO Series 2011-47 Class GS
-1.0 x 30-day Average SOFR + 5.816% Cap 5.930% 06/25/2041	0.494%	4,264,379	301,178
CMO Series 2012-17 Class MS
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2027	1.264%	727,158	9,622
CMO Series 2013-10 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2043	0.714%	3,743,557	329,457
CMO Series 2013-124 Class SB
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 12/25/2043	0.514%	10,701,597	952,346
CMO Series 2013-19 Class KS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2041	0.764%	3,384,676	208,358
CMO Series 2013-34 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2043	0.714%	10,538,719	1,115,253
CMO Series 2014-40 Class HS
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 07/25/2044	1.264%	2,698,848	410,853
CMO Series 2014-52 Class SL
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2044	0.664%	4,478,989	502,337
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-81 Class SD
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 01/25/2037	1.264%	2,891,154	197,268
CMO Series 2016-19 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2046	0.664%	3,985,431	224,365
CMO Series 2016-32 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2034	0.664%	1,796,984	125,981
CMO Series 2016-60 Class QS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2046	0.664%	5,175,751	398,639
CMO Series 2016-60 Class SD
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2046	0.664%	17,802,636	1,281,076
CMO Series 2016-60 Class SE
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 09/25/2046	0.814%	5,074,738	350,717
CMO Series 2016-82 Class SG
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 11/25/2046	0.664%	7,168,489	479,364
CMO Series 2016-88 Class BS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/25/2046	0.664%	12,234,124	991,491
CMO Series 2016-93 Class SL
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2046	1.214%	3,146,464	230,292
CMO Series 2017-26 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2047	0.714%	4,795,732	281,479
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-57 Class SD
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 08/25/2047	0.000%	5,628,175	147,735
CMO Series 2018-43 Class SE
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 09/25/2038	0.814%	3,881,593	305,258
CMO Series 2018-61 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 08/25/2048	0.764%	2,828,322	221,386
CMO Series 2019-35 Class SH
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2049	0.714%	11,790,583	746,015
CMO Series 2019-39 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 08/25/2049	0.664%	10,737,892	738,594
Federal National Mortgage Association(e)
CMO Series 2013-16 Class MI
03/25/2043	4.000%	3,429,818	340,992
CMO Series 2013-23 Class AI
03/25/2043	5.000%	4,375,272	732,627
CMO Series 2013-35 Class IB
04/25/2033	3.000%	4,955,521	442,780
CMO Series 2013-41 Class HI
02/25/2033	3.000%	5,479,258	332,029
CMO Series 2015-54 Class GI
07/25/2045	5.500%	21,726,126	3,506,755
CMO Series 2020-42 Class AI
06/25/2050	2.500%	17,922,938	1,913,673
CMO Series 2020-72 Class LI
12/25/2040	5.000%	4,952,337	979,393
CMO Series 20434 Class C24
06/25/2053	4.500%	31,452,871	6,953,280
CMO Series 385 Class 8
12/25/2037	5.500%	1,714,299	332,866
CMO Series 426 Class C58
03/25/2052	3.000%	36,330,070	6,004,674
CMO Series 427 Class C17
01/25/2035	3.000%	10,631,726	1,026,449
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 427 Class C57
02/25/2032	2.500%	60,814,237	3,887,702
Federal National Mortgage Association(d),(e)
CMO Series 2021-24 Class IO
03/25/2059	1.126%	8,034,363	465,302
Federal National Mortgage Association REMICS
CMO Series 2010-136 Class CY
12/25/2040	4.000%	1,553,702	1,465,011
CMO Series 2012-105 Class Z
10/25/2042	3.500%	2,568,760	2,353,103
CMO Series 2013-18 Class ZA
03/25/2043	3.000%	3,371,657	2,995,786
CMO Series 2013-70 Class JZ
07/25/2043	3.000%	13,628,121	11,678,800
CMO Series 2018-11 Class BX
12/25/2047	4.000%	8,493,243	7,766,368
CMO Series 2019-70 Class CB
12/25/2049	3.500%	2,601,979	2,316,131
CMO Series 2020-46 Class JG
07/25/2050	2.000%	2,025,357	1,626,687
Federal National Mortgage Association REMICS(e)
CMO Series 2013-10 Class GI
02/25/2033	3.000%	7,118,311	576,276
CMO Series 2017-54 Class ID
07/25/2047	4.000%	2,419,047	439,754
CMO Series 2020-47 Class DI
07/25/2050	4.000%	45,446,685	8,914,126
CMO Series 2020-74 Class HI
10/25/2050	5.500%	4,768,855	905,984
CMO Series 2020-99 Class IB
05/25/2050	3.500%	10,213,500	1,814,039
CMO Series 2021-1 Class IB
02/25/2061	3.500%	13,343,779	2,364,360
CMO Series 2021-74 Class LI
11/25/2051	3.500%	21,566,836	4,132,299
CMO Series 2021-94 Class AI
01/25/2052	3.000%	26,505,862	4,421,048
CMO Series 2022-38 Class IH
07/25/2052	4.500%	2,777,777	648,953
CMO Series 2022-5 Class LI
02/25/2052	3.000%	28,797,951	3,633,106
Federal National Mortgage Association REMICS(b),(e)
CMO Series 2013-136 Class SB
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 01/25/2044	0.464%	9,663,644	812,799
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-14 Class DS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 03/25/2047	0.614%	8,472,435	896,937
CMO Series 2017-38 Class S
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2047	0.664%	15,134,316	1,535,936
CMO Series 2018-45 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 06/25/2048	0.764%	10,884,401	1,253,904
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	0.614%	37,608,412	3,722,759
CMO Series 3908 Class XS
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 06/15/2039	1.011%	8,235,796	747,674
Government National Mortgage Association
05/15/2040- 05/20/2053	5.000%	6,079,420	5,973,203
05/20/2041- 05/20/2053	4.500%	11,471,813	10,927,500
02/15/2042- 08/20/2052	4.000%	16,151,187	14,895,711
03/20/2046- 05/20/2050	3.500%	32,482,549	29,694,113
12/20/2046- 06/20/2052	3.000%	96,501,958	84,676,839
03/20/2051- 04/20/2052	2.500%	33,021,628	27,960,266
01/20/2053- 04/20/2053	5.500%	42,421,474	42,171,160
CMO Series 2005-45 Class ZA
06/16/2035	6.000%	1,680,972	1,703,394
CMO Series 2009-104 Class YD
11/20/2039	5.000%	1,247,012	1,246,022
CMO Series 2009-55 Class LX
07/20/2039	5.000%	1,543,764	1,538,690
CMO Series 2009-67 Class DB
08/20/2039	5.000%	1,694,987	1,689,571
CMO Series 2010-108 Class WL
04/16/2040	4.000%	1,720,117	1,649,629
CMO Series 2010-120 Class AY
09/20/2040	4.000%	1,581,451	1,506,239
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-135 Class PE
10/16/2040	4.000%	3,584,257	3,442,016
CMO Series 2014-3 Class EP
02/16/2043	2.750%	4,599,343	4,250,725
CMO Series 2016-111 Class PB
08/20/2046	2.500%	1,097,000	783,502
CMO Series 2018-1 Class LZ
01/20/2048	3.000%	4,443,255	3,399,618
CMO Series 2018-115 Class DE
08/20/2048	3.500%	1,471,362	1,305,696
CMO Series 2018-147 Class BZ
10/20/2048	3.500%	4,133,389	3,786,856
CMO Series 2018-53 Class AL
11/20/2045	3.500%	733,755	695,155
CMO Series 2019-110 Class PI
09/20/2049	3.500%	21,326,988	3,747,551
Government National Mortgage Association(b)
1-year CMT + 1.137% 03/20/2066	6.395%	62,491	62,588
1-year CMT + 0.739% 04/20/2066	5.996%	178,794	178,579
CMO Series 2006-37 Class AS
-6.0 x 1-month Term SOFR + 38.973% Cap 39.660% 07/20/2036	7.054%	465,832	572,643
CMO Series 2010-H03 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 10.690% 03/20/2060	6.020%	201,963	201,392
CMO Series 2010-H26 Class LF
1-month Term SOFR + 0.464% Floor 0.350%, Cap 13.898% 08/20/2058	5.813%	78,196	77,802
CMO Series 2011-114 Class KF
1-month Term SOFR + 0.564% Floor 0.450%, Cap 6.500% 03/20/2041	5.884%	29,210	29,179
CMO Series 2012-H20 Class BA
1-month Term SOFR + 0.814% Floor 0.700%, Cap 10.500% 09/20/2062	6.023%	33,430	32,984
CMO Series 2012-H21 Class CF
1-month Term SOFR + 0.814% Floor 0.700% 05/20/2061	6.163%	1,690	1,676
CMO Series 2012-H21 Class DF
1-month Term SOFR + 0.764% Floor 0.650% 05/20/2061	6.113%	1,506	1,493
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-H25 Class FA
1-month Term SOFR + 0.814% Floor 0.700% 12/20/2061	6.163%	26,421	26,115
CMO Series 2013-115 Class EF
1-month Term SOFR + 0.364% Floor 0.250%, Cap 6.500% 04/16/2028	5.686%	11,300	11,301
CMO Series 2013-H02 Class FD
1-month Term SOFR + 0.454% Floor 0.340%, Cap 10.500% 12/20/2062	5.803%	66,828	66,381
CMO Series 2013-H05 Class FB
1-month Term SOFR + 0.514% Floor 0.400% 02/20/2062	5.843%	1,901	1,866
CMO Series 2013-H08 Class BF
1-month Term SOFR + 0.514% Floor 0.400%, Cap 10.000% 03/20/2063	5.863%	550,370	545,185
CMO Series 2013-H14 Class FD
1-month Term SOFR + 0.584% Floor 0.470%, Cap 11.000% 06/20/2063	5.933%	291,036	289,753
CMO Series 2013-H17 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 11.000% 07/20/2063	6.013%	56,679	56,544
CMO Series 2013-H18 Class EA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.190% 07/20/2063	5.963%	50,288	50,139
CMO Series 2013-H19 Class FC
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 08/20/2063	6.063%	371,103	370,366
CMO Series 2015-H26 Class FC
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 08/20/2065	6.063%	34,924	34,856
CMO Series 2017-H03 Class FB
1-month Term SOFR + 0.764% Floor 0.650%, Cap 15.000% 06/20/2066	6.113%	823,556	822,477
CMO Series 2018-H04 Class FM
1-month Term SOFR + 0.414% Floor 0.300%, Cap 11.000% 03/20/2068	5.763%	1,310,229	1,300,194
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-H01 Class FL
1-month Term SOFR + 0.564% Floor 0.450%, Cap 11.000% 12/20/2068	5.913%	288,213	287,379
CMO Series 2019-H10 Class FM
1-month Term SOFR + 0.514% Floor 0.400%, Cap 11.000% 05/20/2069	5.863%	1,127,737	1,121,138
CMO Series 2020-H13 Class FM
1-month Term SOFR + 0.514% Floor 0.400%, Cap 11.000% 08/20/2070	5.863%	1,702,439	1,679,537
CMO Series 2022-201 Class FB
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 11/20/2052	6.500%	3,417,647	3,413,555
CMO Series 2022-H01 Class FE
1-month Term SOFR + 0.614% Floor 0.500%, Cap 99.000% 01/20/2072	5.824%	10,126,124	10,041,094
CMO Series 2022-H09 Class EF
30-day Average SOFR + 0.450% Floor 0.450%, Cap 11.000% 04/20/2072	5.774%	4,191,421	4,163,337
CMO Series 2022-H09 Class GF
30-day Average SOFR + 0.700% Floor 0.700% 04/20/2072	6.024%	2,982,778	2,945,251
CMO Series 2022-H22 Class FE
30-day Average SOFR + 1.040% Floor 1.040%, Cap 7.500% 09/20/2072	6.364%	2,446,137	2,427,051
Government National Mortgage Association(b),(e)
CMO Series 2010-31 Class ES
-1.0 x 1-month Term SOFR + 4.886% Cap 5.000% 03/20/2040	0.000%	6,306,658	352,232
CMO Series 2011-13 Class S
-1.0 x 1-month Term SOFR + 5.836% Cap 5.950% 01/16/2041	0.514%	4,144,250	279,446
CMO Series 2011-30 Class SB
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 02/20/2041	1.166%	2,008,297	168,440
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-155 Class SA
-1.0 x 1-month Term SOFR + 5.586% Cap 5.700% 10/20/2045	0.266%	2,690,176	243,045
CMO Series 2017-93 Class CS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2047	0.766%	8,314,814	969,694
CMO Series 2019-123 Class SP
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2049	0.666%	11,300,575	780,536
CMO Series 2019-13 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	0.666%	8,731,541	867,317
CMO Series 2019-30 Class SH
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	0.616%	12,422,511	1,170,598
CMO Series 2019-6 Class SJ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	0.666%	7,283,071	513,043
CMO Series 2019-86 Class SG
-1.0 x 1-month Term SOFR + 5.486% Cap 5.600% 07/20/2049	0.166%	3,472,498	183,902
Government National Mortgage Association(d)
CMO Series 2010-H17 Class XQ
07/20/2060	6.189%	1,295	978
CMO Series 2017-H04 Class DA
12/20/2066	4.335%	383	374
Series 2003-72 Class Z
11/16/2045	5.416%	250,410	247,597
Government National Mortgage Association(e)
CMO Series 2013-3 Class IT
01/20/2043	5.000%	2,965,093	599,026
CMO Series 2016-88 Class PI
07/20/2046	4.000%	5,497,340	959,646
CMO Series 2016-89 Class HI
07/20/2046	3.500%	2,125,207	362,077
CMO Series 2017-101 Class AI
07/20/2047	4.000%	3,682,987	640,150
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-52 Class AI
04/20/2047	6.000%	2,698,520	425,838
CMO Series 2017-68 Class TI
05/20/2047	5.500%	1,097,596	168,037
CMO Series 2017-88 Class JI
09/20/2046	5.500%	1,749,899	318,242
CMO Series 2019-99 Class AI
08/16/2049	4.000%	5,043,183	1,066,546
CMO Series 2020-129 Class GI
09/20/2050	3.000%	26,134,402	4,171,294
CMO Series 2020-134 Class AI
09/20/2050	3.000%	9,281,510	1,478,419
CMO Series 2020-34 Class IO
12/20/2039	5.000%	7,959,454	1,531,470
CMO Series 2021-7 Class BI
01/20/2051	2.000%	41,189,708	4,796,179
Government National Mortgage Association(d),(e)
CMO Series 2014-150 Class IO
07/16/2056	0.404%	9,830,224	161,113
CMO Series 2014-H05 Class AI
02/20/2064	1.421%	4,163,671	151,062
CMO Series 2014-H14 Class BI
06/20/2064	1.636%	4,593,765	134,239
CMO Series 2014-H15 Class HI
05/20/2064	1.426%	2,654,559	93,239
CMO Series 2014-H20 Class HI
10/20/2064	1.292%	937,971	54,797
CMO Series 2015-163 Class IO
12/16/2057	0.737%	1,571,642	48,143
CMO Series 2015-189 Class IG
01/16/2057	0.620%	6,309,047	150,280
CMO Series 2015-30 Class IO
07/16/2056	0.690%	2,459,009	74,289
CMO Series 2015-32 Class IO
09/16/2049	0.577%	3,660,667	64,568
CMO Series 2015-73 Class IO
11/16/2055	0.430%	1,302,395	16,291
CMO Series 2015-9 Class IO
02/16/2049	0.518%	6,567,491	98,367
CMO Series 2015-H22 Class BI
09/20/2065	1.770%	1,527,717	52,506
CMO Series 2016-72 Class IO
12/16/2055	0.765%	6,584,862	173,142
CMO Series 2020-171 Class IO
10/16/2060	0.957%	5,967,954	391,703
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-32 Class IA
03/16/2047	3.981%	9,406,624	1,438,395
CMO Series 2021-33 Class IO
10/16/2062	0.841%	7,768,364	467,276
CMO Series 2021-40 Class IO
02/16/2063	0.824%	6,821,109	407,239
CMO Series 2021-H03 Class IO
04/20/2070	0.000%	12,251,178	35,470
CMO Series 2021-H08 Class IA
01/20/2068	0.008%	1,684,471	7,726
Government National Mortgage Association TBA(c)
03/20/2054	2.500%	35,325,000	29,894,680
03/20/2054	4.500%	58,175,000	55,550,562
03/20/2054	5.000%	54,440,000	53,171,752
03/20/2054	5.500%	37,775,000	37,522,675
04/18/2054	2.000%	20,000,000	16,292,962
Seasoned Credit Risk Transfer Trust
CMO Series 2018-2 Class MV (FHLMC)
11/25/2057	3.500%	3,887,139	3,523,679
Uniform Mortgage-Backed Security TBA(c)
03/13/2054	2.000%	85,900,000	67,488,515
03/13/2054	2.500%	17,350,000	14,253,195
03/13/2054	3.000%	51,300,000	43,872,630
03/13/2054	3.500%	87,700,000	78,014,562
03/13/2054- 04/11/2054	4.000%	141,300,000	130,008,275
03/13/2054	4.500%	73,875,000	69,924,723
03/13/2054	5.000%	3,875,000	3,757,541
03/13/2054- 04/11/2054	5.500%	43,350,000	42,881,797
04/11/2054	6.000%	17,701,000	17,772,061
04/11/2054	6.500%	3,690,000	3,752,213
Total Residential Mortgage-Backed Securities - Agency (Cost $3,548,683,822)			3,363,310,115

Residential Mortgage-Backed Securities - Non-Agency(s) 3.6%

ACE Securities Corp. Home Equity Loan Trust(b)
CMO Series 2006-OP1 Class A2D
1-month Term SOFR + 0.594% Floor 0.240% 04/25/2036	5.915%	7,109,895	6,340,481
Ajax Mortgage Loan Trust(a),(d)
CMO Series 2019-F Class A1
07/25/2059	2.860%	4,009,866	3,765,541
Angel Oak Mortgage Trust(a),(d)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	16,371,910	15,782,462
Arroyo Mortgage Trust(a)
CMO Series 2022-1 Class A3
12/25/2056	3.650%	1,000,000	772,081
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(s) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	319,347	251,017
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	292,935	252,221
Banc of America Funding Trust(t)
CMO Series 2006-D Class 3A1
05/20/2036	4.423%	612,355	526,780
Banc of America Funding Trust(b)
CMO Series 2007-C Class 7A1
1-month Term SOFR + 0.534% Floor 0.420% 05/20/2047	5.854%	1,344,553	1,199,917
Bayview MSR Opportunity Master Fund Trust(a),(b)
CMO Series 2022-2 Class AF
30-day Average SOFR + 0.850% 12/25/2051	6.172%	2,151,380	1,990,233
Bayview MSR Opportunity Master Fund Trust(a),(d)
Subordinated CMO Series 2021-5 Class B1
11/25/2051	3.484%	948,863	792,655
Subordinated CMO Series 2022-2 Class B3A
12/25/2051	3.401%	1,432,877	1,141,671
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M2
1-month Term SOFR + 2.814% Floor 2.700% 03/25/2029	8.135%	1,319,414	1,327,381
CMO Series 2021-3A Class M1C
30-day Average SOFR + 1.550% Floor 1.550% 09/25/2031	6.872%	2,200,000	2,166,546
CMO Series 2022-1 Class M1C
30-day Average SOFR + 3.700% Floor 3.700% 01/26/2032	9.021%	2,500,000	2,540,959
BRAVO Residential Funding Trust(a),(d)
CMO Series 2021-B Class A1
04/01/2069	2.115%	7,760,299	7,606,288
Carrington Mortgage Loan Trust(b)
CMO Series 2006-NC3 Class A3
1-month Term SOFR + 0.264% Floor 0.150%, Cap 12.500% 08/25/2036	5.735%	1,218,561	1,155,441
CMO Series 2006-NC3 Class A4
1-month Term SOFR + 0.354% Floor 0.240%, Cap 12.500% 08/25/2036	5.915%	9,300,000	7,427,486
Residential Mortgage-Backed Securities - Non-Agency(s) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chase Mortgage Finance Corp.(a),(d)
Subordinated CMO Series 2019-1 Class B2
03/25/2050	3.890%	907,446	787,681
Subordinated Series 2016-SH1 Class M2
04/25/2045	3.750%	182,820	164,653
CIM Group(a),(d)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	5,585,222	4,843,807
CIM Trust(a),(d)
CMO Series 2019-J2 Class B1
10/25/2049	3.768%	804,259	705,291
CMO Series 2019-R5 Class M2
09/25/2059	3.250%	1,100,000	967,092
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	3,682,386	3,191,288
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	3,987,044	3,948,395
CMO Series 2021-R3 Class A1
06/25/2057	1.951%	4,773,904	4,185,097
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	6,975,114	6,134,221
CMO Series 2022-I1 Class A1
02/25/2067	4.350%	5,405,290	5,235,523
CMO Series 2023-NR2 Class A1
06/25/2062	6.000%	5,540,130	5,373,679
CMO Series 2023-R1 Class A1A
04/25/2062	5.400%	11,870,206	11,332,915
CMO Series 2023-R3 Class A1A
01/25/2063	4.500%	10,210,409	9,378,730
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	178,011	172,307
Citigroup Mortgage Loan Trust(a),(d)
CMO Series 2022-A Class A1
09/25/2062	6.170%	2,140,006	2,122,026
Citigroup Mortgage Loan Trust, Inc.(a),(d)
Subordinated CMO Series 2021-J2 Class B3W
07/25/2051	2.769%	462,333	364,363
Connecticut Avenue Securities(a),(b)
CMO Series 2023-R07 Class 2M2
30-day Average SOFR + 3.250% 09/25/2043	8.572%	1,000,000	1,049,510
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-R01 Class 2M2
30-day Average SOFR + 2.564% 07/25/2031	7.886%	65,235	65,396
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(s) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-R02 Class 2M2
30-day Average SOFR + 2.114% 01/25/2040	7.436%	195,671	197,773
CMO Series 2020-SBT1 Class 1M2
30-day Average SOFR + 3.764% 02/25/2040	9.086%	1,500,000	1,578,640
CMO Series 2020-SBT1 Class 2M2
30-day Average SOFR + 3.764% 02/25/2040	9.086%	3,500,000	3,678,618
CMO Series 2022-R07 Class 1M2
30-day Average SOFR + 4.650% 06/25/2042	9.972%	2,700,000	2,939,298
CMO Series 2023-R01 Class 1M2
30-day Average SOFR + 3.750% 12/25/2042	9.072%	3,750,000	4,008,111
Subordinated CMO Series 2019-R05 Class 1B1
30-day Average SOFR + 4.214% 07/25/2039	9.536%	1,459,870	1,518,265
Subordinated CMO Series 2020-R02 Class 2B1
30-day Average SOFR + 3.114% 01/25/2040	8.436%	5,250,000	5,349,084
Subordinated CMO Series 2022-R02 Class 2B1
30-day Average SOFR + 4.500% 01/25/2042	9.822%	1,000,000	1,046,669
Subordinated CMO Series 2022-R04 Class 1B1
30-day Average SOFR + 5.250% 03/25/2042	10.572%	750,000	809,827
Countrywide Home Loan Mortgage Pass-Through Trust(d)
CMO Series 2007-HY5 Class 1A1
09/25/2047	4.754%	289,230	214,389
Credit Suisse Mortgage Capital Trust(a),(d)
CMO Series 2021-RP11 Class PT
10/25/2061	3.758%	7,426,859	5,893,099
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2022-ATH2 Class A1
05/25/2067	4.547%	6,267,981	5,936,034
CMO Series 2022-ATH3 Class A3
08/25/2067	6.567%	1,332,151	1,316,983
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	3,718,204	3,670,543
Residential Mortgage-Backed Securities - Non-Agency(s) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit-Based Asset Servicing & Securitization LLC(d)
CMO Series 2007-CB1 Class AF3
01/25/2037	5.737%	3,339,323	1,008,060
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	4,812,283	4,539,672
CMO Series 2020-RPL2 Class A12
02/25/2060	3.531%	3,151,888	3,309,668
CMO Series 2020-RPL6 Class A1
03/25/2059	3.385%	2,350,936	2,342,015
CMO Series 2021-NQM6 Class A1
07/25/2066	1.174%	7,494,131	6,085,829
CMO Series 2022-RPL4 Class A1
04/25/2062	3.904%	2,498,873	2,332,983
CSMCM Trust(a)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	307,032	227,147
CSMCM Trust Certificates(a),(d)
CMO Series 2018-RPL4 Class CERT
07/25/2050	3.735%	1,384,136	1,234,727
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2021-4 Class M1
11/25/2066	3.257%	2,000,000	1,427,047
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	1,855,000	1,816,048
Downey Savings & Loan Association Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1A
1-month Term SOFR + 0.694% Floor 0.290%, Cap 11.000% 10/19/2045	6.014%	1,091,295	910,228
CMO Series 2006-AR2 Class 2A1A
1-month Term SOFR + 0.314% Floor 0.200% 10/19/2036	5.834%	1,786,694	1,168,875
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF18 Class A2D
1-month Term SOFR + 0.324% Floor 0.210% 12/25/2037	5.855%	1,169,512	1,036,686
CMO Series 2007-FF2 Class A2B
1-month Term SOFR + 0.214% Floor 0.100% 03/25/2037	5.635%	3,157,630	1,507,477
First Horizon Mortgage Pass-Through Trust(d)
CMO Series 2007-AR1 Class 1A1
05/25/2037	4.726%	197,253	84,015
Flagstar Mortgage Trust(a),(d)
Subordinated CMO Series 2018-5 Class B3
09/25/2048	4.455%	878,895	800,418
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(s) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2019-2 Class B1
12/25/2049	4.007%	849,536	749,313
Subordinated CMO Series 2019-2 Class B2
12/25/2049	4.007%	908,595	798,301
Subordinated CMO Series 2021-12 Class B2
11/25/2051	2.982%	1,232,687	961,297
Freddie Mac STACR Remic Trust(a),(b)
CMO Series 2022-DNA2 Class M2
30-day Average SOFR + 3.750% 02/25/2042	9.072%	4,500,000	4,695,480
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.972%	937,580	941,481
CMO Series 2021-DNA6 Class M2
30-day Average SOFR + 1.500% 10/25/2041	6.822%	2,161,000	2,155,597
CMO Series 2021-HQA1 Class B1
30-day Average SOFR + 3.000% 08/25/2033	8.322%	6,500,000	6,889,656
CMO Series 2021-HQA1 Class M2
30-day Average SOFR + 2.250% 08/25/2033	7.572%	10,151,388	10,338,331
CMO Series 2021-HQA3 Class M2
30-day Average SOFR + 2.100% 09/25/2041	7.422%	2,410,000	2,435,680
CMO Series 2021-HQA4 Class M2
30-day Average SOFR + 2.350% 12/25/2041	7.672%	3,000,000	3,046,438
CMO Series 2022-DNA1 Class M2
30-day Average SOFR + 2.500% 01/25/2042	7.822%	4,875,000	4,923,689
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	8.222%	4,140,000	4,282,440
CMO Series 2022-HQA3 Class M2
30-day Average SOFR + 5.350% 08/25/2042	10.672%	1,500,000	1,617,840
Residential Mortgage-Backed Securities - Non-Agency(s) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-DNA3 Class B1
30-day Average SOFR + 3.500% 10/25/2033	8.822%	2,025,000	2,223,144
Subordinated CMO Series 2021-DNA6 Class B1
30-day Average SOFR + 3.400% 10/25/2041	8.722%	2,000,000	2,059,612
Subordinated CMO Series 2021-DNA7 Class M2
30-day Average SOFR + 1.800% 11/25/2041	7.122%	960,000	966,894
Subordinated CMO Series 2021-HQA3 Class B1
30-day Average SOFR + 3.350% 09/25/2041	8.672%	620,000	634,700
Subordinated CMO Series 2022-DNA6 Class M2
30-day Average SOFR + 5.750% 09/25/2042	11.072%	6,000,000	6,702,787
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	7.922%	3,851,106	3,929,519
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	7.722%	5,000,000	5,094,738
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	9.322%	1,805,000	1,993,918
Subordinated CMO Series 2021-DNA7 Class B1
30-day Average SOFR + 3.650% 11/25/2041	8.972%	710,000	730,963
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	10.072%	2,000,000	2,093,215
Galton Funding Mortgage Trust(a),(d)
CMO Series 2019-1 Class B1
02/25/2059	4.250%	1,570,369	1,447,248
CMO Series 2019-1 Class B2
02/25/2059	4.500%	881,881	818,981
Subordinated CMO Series 2018-2 Class B2
10/25/2058	4.750%	463,308	441,888
GCAT LLC(a),(d)
CMO Series 2021-1 Class A1
11/25/2049	2.487%	5,299,849	5,042,416
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(s) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	8.245%	1,000,000	1,009,164
GS Mortgage-Backed Securities Corp. Trust(a),(d)
CMO Series 2019-PJ3 Class A1
03/25/2050	3.500%	16,611	15,052
GS Mortgage-Backed Securities Trust(a),(d)
CMO Series 2021-PJ10 Class A8
03/25/2052	2.500%	805,293	694,552
CMO Series 2023-PJ4 Class A3
01/25/2054	6.000%	2,310,079	2,290,047
Subordinated CMO Series 2021-GR3 Class B3
04/25/2052	3.382%	977,304	781,516
GSAMP Trust(b)
CMO Series 2004-OPT Class M1
1-month Term SOFR + 0.984% Floor 0.580% 11/25/2034	6.305%	817,325	762,048
GSR Mortgage Loan Trust(d)
CMO Series 2006-AR2 Class 2A1
04/25/2036	4.276%	917,342	596,326
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200% 11/19/2036	5.634%	5,353,941	4,205,671
HSI Asset Securitization Corp. Trust(b)
CMO Series 2006-OPT1 Class M1
1-month Term SOFR + 0.654% Floor 0.360% 12/25/2035	5.975%	25,009	24,954
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A1
1-month Term SOFR + 0.674% Floor 0.280%, Cap 11.500% 04/25/2047	5.995%	2,243,596	2,115,887
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2007-CH5 Class A5
1-month Term SOFR + 0.374% Floor 0.260% 06/25/2037	5.695%	133,576	133,359
JPMorgan Mortgage Trust(a),(d)
CMO Series 2018-5 Class A13
10/25/2048	3.500%	865,399	735,519
CMO Series 2018-6 Class 1A10
12/25/2048	3.500%	131,504	115,007
CMO Series 2019-1 Class A3
05/25/2049	4.000%	224,139	205,790
Residential Mortgage-Backed Securities - Non-Agency(s) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-2 Class A3
08/25/2049	4.000%	71,601	66,307
CMO Series 2019-5 Class A3
11/25/2049	4.000%	176,843	161,975
CMO Series 2019-8 Class A15
03/25/2050	3.500%	134,060	117,624
CMO Series 2019-HYB1 Class B1
10/25/2049	4.892%	935,162	882,648
CMO Series 2019-INV2 Class A3
02/25/2050	3.500%	124,177	109,117
CMO Series 2019-LTV3 Class B3
03/25/2050	4.379%	1,550,574	1,407,727
CMO Series 2020-1 Class A15
06/25/2050	3.500%	412,866	359,178
CMO Series 2020-2 Class A15
07/25/2050	3.500%	261,267	228,191
CMO Series 2020-5 Class A15
12/25/2050	3.000%	193,513	162,244
CMO Series 2020-5 Class B1
12/25/2050	3.572%	919,387	783,591
CMO Series 2021-13 Class A3
04/25/2052	2.500%	9,552,411	7,607,227
CMO Series 2024-1 Class A9
06/25/2054	6.000%	1,482,152	1,454,478
Subordinated CMO Series 2017-1 Class B4
01/25/2047	3.452%	386,961	338,575
Subordinated CMO Series 2017-3 Class B1
08/25/2047	3.763%	1,160,675	1,050,719
Subordinated CMO Series 2017-6 Class B2
12/25/2048	3.779%	503,558	442,367
Subordinated CMO Series 2018-8 Class B1
01/25/2049	4.041%	1,051,857	937,573
Subordinated CMO Series 2018-8 Class B2
01/25/2049	4.041%	876,548	778,576
Subordinated CMO Series 2019-2 Class B2
08/25/2049	4.456%	2,070,775	1,891,768
Subordinated CMO Series 2019-6 Class B1
12/25/2049	4.245%	909,516	823,387
Subordinated CMO Series 2019-8 Class B3A
03/25/2050	3.425%	1,824,390	1,508,531
Subordinated CMO Series 2019-LTV1 Class B2
06/25/2049	4.595%	1,364,883	1,286,991
Subordinated CMO Series 2019-LTV2 Class B2
12/25/2049	4.701%	1,056,001	1,006,917
Subordinated CMO Series 2019-LTV2 Class B3
12/25/2049	4.701%	880,001	828,259
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(s) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-8 Class B2
03/25/2051	3.515%	1,821,482	1,546,652
Subordinated CMO Series 2021-14 Class B2
05/25/2052	3.158%	1,426,680	1,136,155
Subordinated CMO Series 2023-10 Class B3
05/25/2054	6.534%	996,464	982,023
Subordinated CMO Series 2023-8 Class B3
02/25/2054	6.356%	1,988,192	1,949,976
JPMorgan Mortgage Trust(a),(b)
CMO Series 2018-7FRB Class A1
1-month Term SOFR + 0.864% 04/25/2046	6.200%	456,093	431,553
CMO Series 2023-HE2 Class A1
30-day Average SOFR + 1.700% 03/25/2054	7.024%	537,547	540,692
CMO Series 2023-HE3 Class A1
30-day Average SOFR + 1.600% 05/25/2054	6.945%	592,915	595,118
JPMorgan Trust(a),(d)
Subordinated CMO Series 2015-3 Class B3
05/25/2045	3.598%	377,621	346,054
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2019-PR1 Class A1
09/25/2059	7.858%	5,434,066	5,416,030
CMO Series 2020-GS1 Class A1
10/25/2059	6.882%	2,748,443	2,748,658
CMO Series 2020-GS2 Class A1
03/25/2060	2.750%	9,972,624	9,964,843
CMO Series 2020-SL1 Class A
01/25/2060	2.734%	103,850	103,779
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	905,382	884,437
CMO Series 2021-SL1 Class A
09/25/2060	1.991%	441,102	439,343
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	221,433	212,978
Lehman XS Trust(b)
CMO Series 2005-5N Class 3A1A
1-month Term SOFR + 0.414% Floor 0.300% 11/25/2035	6.035%	261,985	256,836
CMO Series 2006-2N Class 1A1
1-month Term SOFR + 0.634% Floor 0.260% 02/25/2046	5.955%	1,059,191	902,706
Residential Mortgage-Backed Securities - Non-Agency(s) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
loanDepot GMSR Master Trust(a),(b)
Series 2018-GT1 Class A
1-month Term SOFR + 2.914% Floor 2.800% 10/16/2025	7.116%	1,300,000	1,244,973
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month Term SOFR + 0.414% Floor 0.150% 11/25/2036	5.735%	3,383,732	2,374,269
CMO Series 2006-11 Class 2A2
1-month Term SOFR + 0.214% Floor 0.100% 12/25/2036	5.635%	28,908,760	10,096,228
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	328,782	316,629
Mello Mortgage Capital Acceptance Trust(a),(d)
Subordinated CMO Series 2021-INV1 Class B3
06/25/2051	2.964%	1,911,224	1,483,355
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-1 Class A2D
1-month Term SOFR + 0.454% Floor 0.340% 04/25/2037	5.775%	15,413,073	6,003,495
MortgageIT Trust(b)
CMO Series 2005-5 Class A1
1-month Term SOFR + 0.634% Floor 0.260%, Cap 11.500% 12/25/2035	5.955%	395,103	378,859
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2018-4A Class A1S
1-month Term SOFR + 0.864% Floor 0.750% 01/25/2048	6.185%	775,826	761,648
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	7.372%	404,186	404,922
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	8.322%	2,250,000	2,291,748
Oaktown Re VII Ltd.(a),(b)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 04/25/2034	8.245%	2,200,000	2,218,271
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(s) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CMO Series 2021-2 Class M1C
30-day Average SOFR + 3.350% Floor 3.350% 04/25/2034	8.695%		2,000,000	2,028,865
OBX Trust(a),(d)
CMO Series 2019-EXP1 Class 1A3
01/25/2059	4.000%		37,467	35,945
CMO Series 2019-INV2 Class A25
05/27/2049	4.000%		84,320	76,816
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates(b)
CMO Series 2005-4 Class M2
1-month Term SOFR + 0.864% Floor 0.500% 11/25/2035	6.185%		11,526,000	11,064,710
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2022-4 Class A1
08/25/2027	5.000%		2,839,985	2,826,233
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%		5,319,979	5,094,728
CMO Series 2022-RN2 Class A1
06/25/2052	5.000%		7,644,096	7,434,665
CMO Series 2022-RN2 Class A2
06/25/2052	6.500%		13,780,000	13,070,749
Radnor RE Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 12/27/2033	7.322%		3,000,000	3,026,474
RALI Trust(d)
CMO Series 2005-QA4 Class A41
04/25/2035	4.342%		6,716	6,647
RALI Trust(d),(e)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.473%		18,218,644	305,729
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.156%		19,904,081	98,324
Rathlin Residential(a),(b)
CMO Series 2021-1A Class A
1-month EURIBOR + 2.000% 09/27/2075	5.851%	EUR	1,950,391	2,069,792
RCKT Mortgage Trust(a),(d)
Subordinated CMO Series 2019-1 Class B4
09/25/2049	3.838%		3,514,678	2,921,170
RFMSI Trust(d)
CMO Series 2005-SA5 Class 1A
11/25/2035	4.033%		589,679	346,043
Residential Mortgage-Backed Securities - Non-Agency(s) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-SA4 Class 2A1
11/25/2036	5.554%	137,254	116,973
Seasoned Credit Risk Transfer Trust(d)
CMO Series 2017-3SC Class HT (FHLMC)
07/25/2056	3.250%	16,469,828	14,186,219
Seasoned Credit Risk Transfer Trust
CMO Series 2017-4 Class M45T
06/25/2057	4.500%	2,230,620	2,151,721
CMO Series 2018-2 Class HT (FHLMC)
11/25/2057	3.000%	256,980	220,138
CMO Series 2018-3 Class HT (FHLMC)
08/25/2057	3.000%	352,181	299,426
CMO Series 2018-4 Class HT (FHLMC)
03/25/2058	3.000%	235,853	200,854
CMO Series 2019-1 Class HT (FHLMC)
07/25/2058	3.000%	941,371	804,116
CMO Series 2019-2 Class HT (FHLMC)
08/25/2058	3.000%	173,913	149,107
CMO Series 2019-3 Class HT (FHLMC)
10/25/2058	3.000%	69,866	59,642
Sequoia Mortgage Trust(a),(d)
CMO Series 2019-4 Class A19
11/25/2049	3.500%	137,604	119,131
CMO Series 2019-CH2 Class A1
08/25/2049	4.500%	21,400	20,957
CMO Series 2021-5 Class A19
07/25/2051	2.500%	645,919	505,507
Subordinated CMO Series 2018-6 Class B1
07/25/2048	4.162%	1,072,727	980,748
Subordinated CMO Series 2019-2 Class B2
06/25/2049	4.259%	1,729,573	1,568,608
Subordinated CMO Series 2020-3 Class B2
04/25/2050	3.320%	967,011	816,600
Subordinated CMO Series 2023-3 Class B3
09/25/2053	6.237%	1,361,635	1,335,308
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	5,339,536	4,322,820
Structured Adjustable Rate Mortgage Loan Trust(d)
CMO Series 2004-20 Class 1A2
01/25/2035	5.351%	320,155	290,895
CMO Series 2006-5 Class 1A1
06/25/2036	4.532%	587,151	522,544
Texas Capital Bank NA(a),(b)
CMO Series 2021 Class NOTE
3-month USD LIBOR + 4.500% 09/30/2024	10.092%	5,338,182	5,308,865
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(s) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2022-INV2 Class A1
06/25/2057	4.350%	5,565,209	5,402,073
Towd Point HE Trust(a)
CMO Series 2023-1 Class A1A
02/25/2063	6.875%	890,699	888,653
Verus Securitization Trust(a),(d)
CMO Series 2022-INV1 Class A3
08/25/2067	5.830%	1,725,165	1,718,339
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A3
1-month Term SOFR + 0.264% Floor 0.150% 01/25/2037	5.585%	3,198,891	1,475,616
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2003-AR8 Class A
08/25/2033	5.552%	177,825	168,946
CMO Series 2004-AR4 Class A6
06/25/2034	5.050%	1,470,751	1,366,550
CMO Series 2004-AR7 Class A6
07/25/2034	4.947%	671,801	620,576
CMO Series 2007-HY1 Class 3A3
02/25/2037	4.175%	2,101,368	1,719,550
CMO Series 2007-HY3 Class 1A1
03/25/2037	3.516%	379,404	295,678
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR11 Class A1A
1-month Term SOFR + 0.754% Floor 0.320%, Cap 10.500% 08/25/2045	6.075%	521,103	501,921
CMO Series 2005-AR17 Class A1A1
1-month Term SOFR + 0.654% Floor 0.270%, Cap 10.500% 12/25/2045	5.975%	1,797,922	1,670,581
CMO Series 2005-AR2 Class 2A1A
1-month Term SOFR + 0.734% Floor 0.310%, Cap 10.500% 01/25/2045	6.055%	450,500	438,690
CMO Series 2005-AR9 Class A1A
1-month Term SOFR + 0.754% Floor 0.320%, Cap 10.500% 07/25/2045	6.075%	414,809	399,110
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	6.029%	1,060,902	936,732
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% Floor 0.980% 06/25/2046	6.069%	320,882	282,047
Residential Mortgage-Backed Securities - Non-Agency(s) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-OC2 Class A3
1-month Term SOFR + 0.734% Floor 0.310% 06/25/2037	6.055%	1,611,909	1,490,072
Wells Fargo Mortgage-Backed Securities Trust(a),(d)
CMO Series 2019-1 Class A1
11/25/2048	3.932%	34,281	31,990
Subordinated CMO Series 2018-1 Class B3
07/25/2047	3.658%	1,034,837	878,157
Subordinated CMO Series 2020-1 Class B3
12/25/2049	3.379%	1,850,419	1,563,690
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $485,507,401)			461,252,060

Senior Loans 0.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(u)
Tranche I Term Loan
3-month Term SOFR + 3.250% 08/24/2028	8.598%	693,421	694,531
Automotive 0.0%
First Brands Group LLC(b),(u)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.574%	187,035	187,269
Tenneco, Inc.(b),(u)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 11/17/2028	10.169%	1,386,499	1,294,643
Total			1,481,912
Brokerage/Asset Managers/Exchanges 0.0%
Deerfield Dakota Holding LLC(b),(u)
1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 1.000% 04/09/2027	9.098%	712,738	703,630
Hudson River Trading LLC(b),(u)
Term Loan
1-month Term SOFR + 3.000% 03/20/2028	8.441%	1,145,016	1,136,611
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Jane Street Group LLC(b),(u)
Term Loan
1-month Term SOFR + 2.500% 01/26/2028	7.941%	593,492	591,901
Total			2,432,142
Cable and Satellite 0.1%
Charter Communications Operating LLC(b),(u)
Tranche B2 Term Loan
3-month Term SOFR + 1.750% 02/01/2027	7.076%	239,975	238,962
CSC Holdings LLC(b),(u)
Term Loan
1-month Term SOFR + 2.500% 04/15/2027	7.932%	3,090,394	2,886,150
1-month Term SOFR + 4.500% 01/18/2028	9.818%	1,917,900	1,862,358
Virgin Media Bristol LLC(b),(u)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	7.932%	1,250,000	1,237,212
Tranche Y Term Loan
6-month Term SOFR + 3.250% 03/31/2031	8.790%	350,000	347,246
Total			6,571,928
Chemicals 0.0%
Chemours Co. (The)(b),(u)
Tranche B3 Term Loan
1-month Term SOFR + 3.500% 08/18/2028	8.826%	653,146	640,083
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.191%	63,953	63,002
Amentum Government Services Holdings LLC(b),(u)
Tranche 1 1st Lien Term Loan
1-month Term SOFR + 4.000% 01/29/2027	9.441%	307,305	307,050
Arches Buyer, Inc.(b),(u)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.676%	255,462	244,285
Match Group, Inc.(b),(u)
Term Loan
3-month Term SOFR + 1.750% 02/13/2027	7.270%	108,063	107,658
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pre-Paid Legal Services, Inc.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/15/2028	9.191%	260,107	259,402
Spin Holdco, Inc.(b),(u)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 03/04/2028	9.625%	721,849	654,306
TruGreen LP(b),(u)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/02/2027	9.426%	284,584	274,726
Total			1,910,429
Consumer Products 0.0%
Osmosis Buyer Ltd.(b),(u)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 07/31/2028	9.080%	339,387	338,291
Diversified Manufacturing 0.0%
Filtration Group Corp.(b),(u)
Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 10/21/2028	9.691%	186,794	186,829
Environmental 0.0%
Patriot Container Corp./Wastequip(b),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 1.000% 03/20/2025	9.176%	126,072	122,014
Finance Companies 0.0%
Avolon Borrower 1 LLC(b),(u)
Tranche B6 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 06/22/2028	7.320%	572,699	572,424
Food and Beverage 0.0%
City Brewing Co. LLC(b),(u)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 04/05/2028	9.078%	488,038	367,493
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
H-Food Holdings LLC/Hearthside Food Solutions LLC(b),(r),(u)
Term Loan
3-month Term SOFR + 3.688% 05/23/2025	9.292%	192,966	141,795
Naked Juice LLC(b),(u)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/24/2029	8.698%	1,541,168	1,449,468
2nd Lien Term Loan
3-month Term SOFR + 6.000% Floor 0.500% 01/24/2030	11.448%	251,405	201,989
Triton Water Holdings, Inc.(b),(u)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 03/31/2028	8.860%	268,653	263,672
Total			2,424,417
Gaming 0.0%
Churchill Downs, Inc.(b),(u)
Tranche B Term Loan
1-month Term SOFR + 2.000% 03/17/2028	7.426%	99,235	99,111
Health Care 0.0%
Avantor Funding, Inc.(b),(u)
Tranche B5 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 11/08/2027	7.676%	408,107	408,315
Bausch & Lomb Corp.(b),(u)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 05/10/2027	8.671%	216,817	214,547
Bausch & Lomb Corp. (b),(u)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/29/2028	9.326%	443,558	441,894
Gainwell Acquisition Corp.(b),(u)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 10/01/2027	9.448%	734,848	698,106
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ICON PLC(b),(u)
Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 07/03/2028	7.860%	452,849	453,388
3-month Term SOFR + 2.250% Cap 0.500% 07/03/2028	7.860%	112,827	112,962
Medline Borrower LP(b),(u)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/23/2028	8.441%	491,250	491,274
Star Parent, Inc.(b),(u)
Term Loan
3-month Term SOFR + 4.000% 09/27/2030	9.348%	362,893	358,132
Total			3,178,618
Leisure 0.0%
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(b),(u)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750% 05/18/2025	8.191%	534,490	533,630
Media and Entertainment 0.0%
Diamond Sports Group LLC(b),(u)
1st Lien Term Loan
3-month Term SOFR + 8.000% Floor 1.000% 05/25/2026	12.775%	147,325	142,169
Diamond Sports Group LLC(n),(u)
2nd Lien Term Loan
08/24/2026	10.670%	4,770,042	265,358
Magnite, Inc.(b),(u)
Term Loan
1-month Term SOFR + 4.500% 02/06/2031	9.787%	148,779	148,407
MH Sub I LLC/Micro Holding Corp.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	9.576%	275,269	270,520
Research Now Group LLC(b),(r),(u)
1st Lien Term Loan
3-month Term SOFR + 5.500% Floor 1.000% 12/20/2024	11.068%	288,805	164,763
Total			991,217
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.0%
Trans Union LLC(b),(u)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 12/01/2028	7.326%	322,833	322,372
Other Industry 0.0%
Adtalem Global Education, Inc.(b),(u)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 08/12/2028	9.470%	363,956	364,639
Artera Services LLC(b),(r),(u)
Tranche C 1st Lien Term Loan
1-month Term SOFR + 4.500% 02/15/2031	9.814%	369,824	370,749
Total			735,388
Packaging 0.0%
Berry Global, Inc. (b),(u)
Tranche AA Term Loan
1-month Term SOFR + 1.750% 07/01/2029	7.182%	2,218,887	2,213,340
Paper 0.0%
Mativ Holdings, Inc.(b),(u)
Delayed Draw Term Loan
1-month Term SOFR + 2.500% 05/06/2027	7.930%	164,515	161,225
Pharmaceuticals 0.1%
Elanco Animal Health, Inc.(b),(u)
Term Loan
1-month Term SOFR + 1.750% 08/02/2027	7.178%	1,841,137	1,816,705
Grifols Worldwide Operations Ltd.(b),(u)
Tranche B Term Loan
1-month Term SOFR + 2.000% 11/15/2027	7.426%	1,350,020	1,322,682
Jazz Pharmaceuticals PLC(b),(u)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 05/05/2028	8.441%	1,193,786	1,195,278
Organon & Co.(b),(u)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 06/02/2028	8.432%	3,008,899	3,010,794
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sunshine Luxembourg VII SARL(b),(u)
Tranche B3 Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 10/01/2026	8.948%	498,718	499,202
Total			7,844,661
Property & Casualty 0.0%
Acrisure LLC(b),(u)
1st Lien Term Loan
1-month Term SOFR + 3.500% 02/15/2027	8.941%	898,615	896,090
AmWINS Group, Inc.(b),(u)
Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 02/19/2028	7.691%	1,626,237	1,618,236
Total			2,514,326
Railroads 0.0%
Genesee & Wyoming, Inc.(b),(u)
Term Loan
3-month Term SOFR + 2.000% 12/30/2026	7.448%	90,330	90,319
Restaurants 0.0%
1011778 BC ULC(b),(u)
Tranche B5 Term Loan
1-month Term SOFR + 2.250% 09/20/2030	7.576%	404,488	402,393
KFC Holding Co./Yum! Brands(b),(u)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	7.184%	363,514	362,918
Whatabrands LLC(b),(r),(u)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 08/03/2028	8.691%	360,210	359,377
Total			1,124,688
Retailers 0.1%
Great Outdoors Group LLC(b),(u)
Tranche B2 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 03/06/2028	9.191%	1,463,263	1,462,999
Hanesbrands, Inc.(b),(r),(u)
Tranche A Term Loan
1-month Term SOFR + 1.500% 11/19/2026	7.926%	405,625	397,513
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Michaels Companies, Inc. (The)(b),(u)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 04/15/2028	9.860%	1,950,000	1,593,930
Total			3,454,442
Technology 0.1%
athenahealth Group, Inc.(b),(u)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	8.576%	1,393,858	1,380,575
Central Parent LLC(b),(u)
1st Lien Term Loan
3-month Term SOFR + 4.000% 07/06/2029	9.348%	328,373	329,003
Coherent Corp.(b),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 07/02/2029	8.191%	127,458	127,266
CommScope, Inc.(b),(u)
Term Loan
1-month Term SOFR + 3.250% 04/06/2026	8.691%	1,035,514	932,252
DTI Holdco, Inc.(b),(u)
1st Lien Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 04/26/2029	10.063%	86,861	86,608
EagleView Technology Corp.(b),(u)
1st Lien Term Loan
3-month Term SOFR + 3.500% 08/14/2025	9.111%	815,209	793,134
Entegris, Inc.(b),(u)
Tranche B Term Loan
3-month Term SOFR + 2.500% 07/06/2029	7.848%	50,259	50,316
Gen Digital, Inc.(b),(u)
Tranche A Term Loan
1-month Term SOFR + 1.750% 09/10/2027	7.176%	589,994	586,307
Open Text Corp.(b),(u)
Term Loan
1-month Term SOFR + 1.750% 05/30/2025	7.176%	342,309	342,309
1-month Term SOFR + 2.750% 01/31/2030	8.176%	339,242	339,456
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.(b),(k),(u)
Tranche 1 Term Loan
1-month Term SOFR + 1.600% 08/16/2027	7.026%	1,730,353	1,726,027
Peraton Corp.(b),(u)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	9.176%	830,439	830,439
Proofpoint, Inc.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 08/31/2028	8.691%	158,233	157,881
Renaissance Holding Corp.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 04/05/2030	9.576%	325,792	324,671
Total			8,006,244
Wireless 0.0%
Digicel International Finance Ltd.(b),(u)
1st Lien Term Loan
3-month Term SOFR + 6.750% 05/25/2027	12.070%	2,622,219	2,484,553
SBA Senior Finance II LLC(b),(u)
Term Loan
1-month Term SOFR + 2.000% 01/25/2031	7.330%	704,025	703,293
Total			3,187,846
Wirelines 0.0%
Frontier Communications Holdings LLC(b),(u)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 10/08/2027	9.191%	207,731	206,396
Level 3 Financing, Inc.(b),(u)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/01/2027	7.191%	420,000	412,301
Lumen Technologies, Inc.(b),(h),(k),(r),(u)
Term Loan
1-month Term SOFR + 6.000% 06/01/2028		73,900	73,900
Lumen Technologies, Inc.(b),(u)
Tranche B Term Loan
1-month Term SOFR + 2.250% 03/16/2027	7.691%	149,520	108,355
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group Holdings, Inc.(b),(u)
Term Loan
1-month Term SOFR + 3.000% 03/09/2027	8.441%	1,613,487	1,448,508
1-month Term SOFR + 4.325% Floor 0.500% 03/09/2027	9.651%	301,954	271,853
Total			2,521,313
Total Senior Loans (Cost $56,047,223)			54,353,740

Treasury Bills 0.3%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.3%
U.S. Treasury Bills
03/05/2024	5.330%	38,000,000	37,972,282
U.S. Treasury Bills(v)
06/04/2024	5.310%	3,200,000	3,155,927
Total			41,128,209
Total Treasury Bills (Cost $41,133,998)			41,128,209

U.S. Government & Agency Obligations 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(g)
STRIPS
05/15/2030	0.000%	295,000	222,098
Residual Funding Corp.(g)
STRIPS
01/15/2030	0.000%	9,066,000	6,912,586
04/15/2030	0.000%	425,000	319,611
Resolution Funding Corp.(g)
STRIPS
04/15/2030	0.000%	2,965,000	2,237,272
Tennessee Valley Authority Principal STRIP(g)
09/15/2024	0.000%	445,000	431,686
Total U.S. Government & Agency Obligations (Cost $10,874,479)			10,123,253

U.S. Treasury Obligations 19.3%

U.S. Treasury
09/30/2024	2.125%	20,000,000	19,642,969
04/30/2025	0.375%	3,400,000	3,225,351
10/31/2025	5.000%	31,215,000	31,336,934
12/15/2025	4.000%	17,195,000	16,985,436
12/31/2025	4.250%	25,265,000	25,069,591
01/31/2026	4.250%	63,342,000	62,871,884
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/28/2026	4.625%	91,920,000	91,912,819
01/15/2027	4.000%	11,020,000	10,890,859
02/15/2027	4.125%	151,150,600	149,898,884
04/30/2028	3.500%	14,775,000	14,317,898
05/31/2028	3.625%	22,975,000	22,366,522
07/31/2028	4.125%	25,670,000	25,489,508
08/31/2028	4.375%	23,200,000	23,274,313
09/30/2028	4.625%	21,485,000	21,775,383
10/31/2028	4.875%	55,345,000	56,698,358
11/30/2028	4.375%	16,900,000	16,972,617
01/31/2029	4.000%	293,656,100	290,260,701
02/28/2029	4.250%	307,588,400	307,612,432
12/31/2029	3.875%	120,350,000	117,877,184
01/31/2031	4.000%	12,390,400	12,190,992
02/28/2031	4.250%	39,500,000	39,456,797
11/15/2033	4.500%	38,795,000	39,534,530
02/15/2034	4.000%	118,482,100	116,167,996
11/15/2040	1.375%	28,825,000	18,299,371
08/15/2041	1.750%	80,675,000	53,737,113
02/15/2042	2.375%	30,190,000	22,194,367
05/15/2042	3.250%	52,060,000	43,795,475
11/15/2042	2.750%	32,165,000	24,927,875
05/15/2043	3.875%	19,435,000	17,773,915
08/15/2043	4.375%	29,925,000	29,307,797
11/15/2043	4.750%	188,291,300	193,822,357
02/15/2044	4.500%	58,880,000	58,880,000
08/15/2047	2.750%	31,325,000	23,288,180
02/15/2049	3.000%	17,810,000	13,802,750
08/15/2049	2.250%	7,360,000	4,876,000
05/15/2050	1.250%	6,315,000	3,207,823
11/15/2050	1.625%	31,720,000	17,817,719
11/15/2052	4.000%	10,000,000	9,367,187
05/15/2053	3.625%	44,370,000	38,844,548
08/15/2053	4.125%	31,460,000	30,142,612
11/15/2053	4.750%	45,434,800	48,373,864
02/15/2054	4.250%	149,955,000	147,190,205
U.S. Treasury(v)
05/15/2041	2.250%	57,200,000	41,764,937
11/15/2041	2.000%	68,115,000	47,148,352
08/15/2043	3.625%	4,995,000	4,403,405
U.S. Treasury(g)
STRIPS
05/15/2039	0.000%	3,695,000	1,844,613
02/15/2040	0.000%	5,735,000	2,745,183
05/15/2040	0.000%	980,000	462,169
08/15/2040	0.000%	1,905,000	885,304
11/15/2040	0.000%	3,590,000	1,642,986
02/15/2041	0.000%	8,725,000	3,949,767
05/15/2041	0.000%	7,485,000	3,341,351
08/15/2041	0.000%	4,455,000	1,965,421
11/15/2041	0.000%	4,400,000	1,918,125
05/15/2042	0.000%	5,400,000	2,292,469
08/15/2042	0.000%	5,510,000	2,313,985
11/15/2043	0.000%	6,314,000	2,498,963
02/15/2044	0.000%	980,000	383,042
08/15/2044	0.000%	1,255,000	480,724
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2045	0.000%	8,770,000	3,414,819
02/15/2045	0.000%	695,000	260,381
08/15/2048	0.000%	1,910,000	620,004
02/15/2049	0.000%	2,000,000	636,953
U.S. Treasury(g),(v)
STRIPS
05/15/2043	0.000%	17,045,000	6,907,886
Total U.S. Treasury Obligations (Cost $2,557,139,026)			2,447,359,955

Money Market Funds 7.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(w),(x)	894,168,272	893,989,438
Total Money Market Funds (Cost $893,984,967)		893,989,438
Total Investments in Securities (Cost: $13,979,432,139)		13,361,223,895
Other Assets & Liabilities, Net		(709,277,486)
Net Assets		12,651,946,409
At February 29, 2024, securities and/or cash totaling $55,597,595 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
361,524 USD	334,380 EUR	Morgan Stanley	04/12/2024	471	—
559,251 EUR	607,910 USD	Standard Chartered	04/12/2024	2,473	—
142 USD	131 EUR	Standard Chartered	04/12/2024	—	—
Total				2,944	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	567	06/2024	USD	67,614,750	691,876	—
U.S. Long Bond	176	06/2024	USD	20,988,000	113,748	—
U.S. Long Bond	55	06/2024	USD	6,558,750	51,040	—
U.S. Treasury 10-Year Note	1,799	06/2024	USD	198,677,063	246,105	—
U.S. Treasury 2-Year Note	3,596	06/2024	USD	736,281,000	390,238	—
U.S. Treasury 2-Year Note	1,071	06/2024	USD	219,287,250	216,561	—
U.S. Treasury 2-Year Note	2,132	06/2024	USD	436,527,000	—	(158,430)
U.S. Treasury 5-Year Note	2,066	06/2024	USD	220,868,313	74,897	—
U.S. Treasury 5-Year Note	899	06/2024	USD	96,108,719	56,919	—
U.S. Treasury 5-Year Note	293	06/2024	USD	31,323,531	6,304	—
U.S. Treasury 5-Year Note	195	06/2024	USD	20,846,719	—	(18,554)
U.S. Treasury 5-Year Note	591	06/2024	USD	63,181,594	—	(105,799)
U.S. Treasury Ultra 10-Year Note	598	06/2024	USD	68,274,781	354,936	—
U.S. Treasury Ultra 10-Year Note	470	06/2024	USD	53,660,781	105,676	—
U.S. Treasury Ultra 10-Year Note	13	06/2024	USD	1,484,234	3,030	—
U.S. Treasury Ultra 10-Year Note	2	06/2024	USD	228,344	449	—
U.S. Treasury Ultra Bond	1,072	06/2024	USD	137,082,000	1,431,023	—
U.S. Treasury Ultra Bond	964	06/2024	USD	123,271,500	934,078	—
U.S. Treasury Ultra Bond	409	06/2024	USD	52,300,875	465,681	—
Total					5,142,561	(282,783)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(784)	06/2024	USD	(86,583,000)	—	(14,414)

The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 3.520%	Receives Annually, Pays Annually	Citi	12/20/2053	USD	15,356,000	371,653	—	—	371,653	—
Fixed rate of 5.384%	SOFR	Receives Annually, Pays Annually	JPMorgan	08/31/2024	USD	427,680,000	(43,439)	—	—	—	(43,439)
Fixed rate of 4.946%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/08/2025	USD	33,920,000	(143,890)	—	—	—	(143,890)
Fixed rate of 5.088%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/10/2025	USD	107,139,000	(155,298)	—	—	—	(155,298)
SOFR	Fixed rate of 4.805%	Receives Annually, Pays Annually	JPMorgan	08/31/2025	USD	167,010,000	498,888	—	—	498,888	—
Total							527,914	—	—	870,541	(342,627)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 41	JPMorgan	12/20/2028	5.000	Quarterly	3.381	USD	114,741,000	3,546,642	—	—	3,546,642	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	5.310%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 29, 2024, the total value of these securities amounted to $3,214,899,296, which represents 25.41% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of February 29, 2024.
(c)	Represents a security purchased on a when-issued basis.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 29, 2024.

(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(g)	Zero coupon bond.
(h)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2024, the total value of these securities amounted to $8,298,635, which represents 0.07% of total net assets.

(i)	Non-income producing investment.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(j)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At February 29, 2024, the total market value of these securities amounted to $298,326, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Digicel Ltd.	01/29/2024	59,381	34,843	106,886
Digicel Ltd.	01/29/2024	19,144	191,440	191,440
			226,283	298,326

(k)	Valuation based on significant unobservable inputs.
(l)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 29, 2024.

(m)	Perpetual security with no specified maturity date.
(n)	Represents a security in default.
(o)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(p)	Principal and interest may not be guaranteed by a governmental entity.
(q)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 29, 2024, the total value of these securities amounted to $2,326,570, which represents 0.02% of total net assets.

(r)	Represents a security purchased on a forward commitment basis.
(s)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(t)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(u)
The stated interest rate represents the weighted average interest rate at February 29, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(v)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(w)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(x)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	1,015,009,456	4,133,401,958	(4,254,364,661)	(57,315)	893,989,438	205,786	26,574,854	894,168,272
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
BIG	Bond Investors Guarantee
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Abbreviation Legend (continued)
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	1,339,820,690	—	1,339,820,690
Commercial Mortgage-Backed Securities - Agency	—	91,208,717	—	91,208,717
Commercial Mortgage-Backed Securities - Non-Agency	—	789,000,378	—	789,000,378
Common Stocks
Communication Services	—	—	106,886	106,886
Energy	—	—	94	94
Financials	—	2,437,452	—	2,437,452
Total Common Stocks	—	2,437,452	106,980	2,544,432
Convertible Bonds	—	6,122,107	—	6,122,107
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Convertible Preferred Stocks
Communication Services	—	—	191,440	191,440
Total Convertible Preferred Stocks	—	—	191,440	191,440
Corporate Bonds & Notes	—	3,635,492,132	7,926,409	3,643,418,541
Foreign Government Obligations	—	184,342,405	—	184,342,405
Municipal Bonds	—	33,058,415	—	33,058,415
Residential Mortgage-Backed Securities - Agency	—	3,363,310,115	—	3,363,310,115
Residential Mortgage-Backed Securities - Non-Agency	—	461,252,060	—	461,252,060
Senior Loans	—	52,553,813	1,799,927	54,353,740
Treasury Bills	—	41,128,209	—	41,128,209
U.S. Government & Agency Obligations	—	10,123,253	—	10,123,253
U.S. Treasury Obligations	—	2,447,359,955	—	2,447,359,955
Money Market Funds	893,989,438	—	—	893,989,438
Total Investments in Securities	893,989,438	12,457,209,701	10,024,756	13,361,223,895
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,944	—	2,944
Futures Contracts	5,142,561	—	—	5,142,561
Swap Contracts	—	4,417,183	—	4,417,183
Liability
Forward Foreign Currency Exchange Contracts	—	—	—	—
Futures Contracts	(297,197)	—	—	(297,197)
Swap Contracts	—	(342,627)	—	(342,627)
Total	898,834,802	12,461,287,201	10,024,756	13,370,146,759
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $13,085,447,172)	$12,467,234,457
Affiliated issuers (cost $893,984,967)	893,989,438
Cash	166,270
Foreign currency (cost $294,668)	291,810
Cash collateral held at broker for:
TBA	3,912,062
Margin deposits on:
Futures contracts	21,721,738
Swap contracts	1,704,136
Unrealized appreciation on forward foreign currency exchange contracts	2,944
Receivable for:
Investments sold	107,435,526
Investments sold on a delayed delivery basis	192,398,981
Capital shares sold	66,144,948
Dividends	3,851,766
Interest	83,002,376
Foreign tax reclaims	310,235
Variation margin for futures contracts	2,823,488
Variation margin for swap contracts	278,936
Prepaid expenses	57,820
Deferred compensation of board members	521,789
Other assets	68,857
Total assets	13,845,917,577
Liabilities
Cash collateral due to broker for:
TBA	295,273
Payable for:
Investments purchased	156,176,990
Investments purchased on a delayed delivery basis	971,520,077
Capital shares redeemed	18,633,906
Distributions to shareholders	45,845,816
Variation margin for futures contracts	111,026
Variation margin for swap contracts	77,272
Management services fees	150,676
Transfer agent fees	318,587
Compensation of chief compliance officer	1,087
Compensation of board members	17,619
Other expenses	130,965
Deferred compensation of board members	691,874
Total liabilities	1,193,971,168
Net assets applicable to outstanding capital stock	$12,651,946,409
Represented by
Paid in capital	14,491,051,576
Total distributable earnings (loss)	(1,839,105,167)
Total - representing net assets applicable to outstanding capital stock	$12,651,946,409
Institutional Class
Net assets	$12,651,938,019
Shares outstanding	1,478,943,842
Net asset value per share	$8.55
Institutional 3 Class
Net assets	$8,390
Shares outstanding	978
Net asset value per share	$8.58
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Statement of Operations
Six Months Ended February 29, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$166,579
Dividends — affiliated issuers	26,574,854
Interest	262,708,450
Interfund lending	2,815
Total income	289,452,698
Expenses:
Management services fees	25,766,840
Transfer agent fees
Institutional Class	2,290,384
Institutional 3 Class	1
Custodian fees	85,553
Printing and postage fees	146,460
Registration fees	98,444
Accounting services fees	25,931
Legal fees	85,727
Interest on collateral	58,174
Compensation of chief compliance officer	1,087
Compensation of board members	72,328
Deferred compensation of board members	24,992
Other	83,007
Total expenses	28,738,928
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(134,002)
Total net expenses	28,604,926
Net investment income	260,847,772
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(117,785,611)
Investments — affiliated issuers	205,786
Foreign currency translations	30,262
Forward foreign currency exchange contracts	5,517
Futures contracts	(12,860,818)
Swap contracts	3,938,397
Net realized loss	(126,466,467)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	212,873,990
Investments — affiliated issuers	(57,315)
Foreign currency translations	(15,025)
Forward sale commitments	(8,281)
Forward foreign currency exchange contracts	(1,239)
Futures contracts	(7,959,381)
Swap contracts	3,334,261
Net change in unrealized appreciation (depreciation)	208,167,010
Net realized and unrealized gain	81,700,543
Net increase in net assets resulting from operations	$342,548,315
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations
Net investment income	$260,847,772	$406,781,105
Net realized loss	(126,466,467)	(536,967,173)
Net change in unrealized appreciation (depreciation)	208,167,010	27,678,024
Net increase (decrease) in net assets resulting from operations	342,548,315	(102,508,044)
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(272,585,059)	(411,107,260)
Institutional 3 Class	(193)	(333)
Total distributions to shareholders	(272,585,252)	(411,107,593)
Increase in net assets from capital stock activity	1,263,501,580	1,183,203,035
Total increase in net assets	1,333,464,643	669,587,398
Net assets at beginning of period	11,318,481,766	10,648,894,368
Net assets at end of period	$12,651,946,409	$11,318,481,766

	Six Months Ended		Year Ended
	February 29, 2024 (Unaudited)		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	235,723,326	1,988,241,736	302,000,638	2,599,700,537
Distributions reinvested	32,210,821	272,585,059	47,701,668	411,107,260
Shares redeemed	(118,165,627)	(997,325,215)	(211,931,844)	(1,827,604,762)
Net increase	149,768,520	1,263,501,580	137,770,462	1,183,203,035
Total net increase	149,768,520	1,263,501,580	137,770,462	1,183,203,035
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$8.52	0.19	0.04	0.23	(0.20)	—	(0.20)
Year Ended 8/31/2023	$8.94	0.34	(0.42)	(0.08)	(0.34)	—	(0.34)
Year Ended 8/31/2022	$10.46	0.21	(1.49)	(1.28)	(0.20)	(0.04)	(0.24)
Year Ended 8/31/2021	$10.76	0.19	(0.05)	0.14	(0.20)	(0.24)	(0.44)
Year Ended 8/31/2020	$10.38	0.27	0.42	0.69	(0.28)	(0.03)	(0.31)
Year Ended 8/31/2019	$9.80	0.30	0.59	0.89	(0.31)	—	(0.31)
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$8.54	0.19	0.05	0.24	(0.20)	—	(0.20)
Year Ended 8/31/2023	$8.96	0.34	(0.42)	(0.08)	(0.34)	—	(0.34)
Year Ended 8/31/2022	$10.47	0.21	(1.48)	(1.27)	(0.20)	(0.04)	(0.24)
Year Ended 8/31/2021	$10.77	0.20	(0.06)	0.14	(0.20)	(0.24)	(0.44)
Year Ended 8/31/2020(e)	$10.23	0.19	0.53	0.72	(0.18)	—	(0.18)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Institutional 3 Class shares commenced operations on December 18, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$8.55	2.71%	0.49% (c)	0.49% (c)	4.47%	120%	$12,651,938
Year Ended 8/31/2023	$8.52	(0.87% )	0.50% (c)	0.49% (c)	3.90%	290%	$11,318,473
Year Ended 8/31/2022	$8.94	(12.40% )	0.50% (c)	0.49% (c)	2.15%	284%	$10,648,886
Year Ended 8/31/2021	$10.46	1.36%	0.50% (c)	0.49% (c)	1.86%	232%	$10,863,358
Year Ended 8/31/2020	$10.76	6.77%	0.51%	0.49%	2.59%	184%	$9,404,198
Year Ended 8/31/2019	$10.38	9.33%	0.52% (d)	0.52% (d)	3.05%	219%	$8,398,508
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$8.58	2.83%	0.46% (c)	0.46% (c)	4.50%	120%	$8
Year Ended 8/31/2023	$8.54	(0.86% )	0.46% (c)	0.46% (c)	3.92%	290%	$8
Year Ended 8/31/2022	$8.96	(12.28% )	0.46% (c)	0.46% (c)	2.16%	284%	$9
Year Ended 8/31/2021	$10.47	1.37%	0.47% (c)	0.45% (c)	1.89%	232%	$10
Year Ended 8/31/2020(e)	$10.77	7.11%	0.48%	0.46%	2.53%	184%	$11
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Notes to Financial Statements
February 29, 2024 (Unaudited)
Note 1. Organization
Multi-Manager Total Return Bond Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes listed in the Statement of Assets and Liabilities which are not subject to any front-end sales charge or contingent deferred sales charge.
The Fund’s Board of Trustees approved a proposal to liquidate Institutional 3 Class shares of the Fund. Effective on March 11, 2024, Institutional 3 Class shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Institutional 3 Class shares of the Fund were liquidated. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars and to shift investment exposure from one currency to another. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates and to hedge against market volatility. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, to increase or decrease its credit exposure to a specific debt security or a basket of debt securities, as a protection buyer, to reduce overall credit exposure and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to produce incremental earnings, to manage interest rate and market risk exposure to produce incremental earnings, to gain exposure to or protect itself from market rate changes and to hedge the portfolio risk associated with some or all of the Fund’s securities.  These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 29, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	3,546,642 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,944
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	5,142,561 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	870,541 *
Total		9,562,688

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	297,197 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	342,627 *
Total		639,824

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Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 29, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	3,899,342	3,899,342
Equity risk	—	28,327	—	28,327
Foreign exchange risk	5,517	—	—	5,517
Interest rate risk	—	(12,889,145)	39,055	(12,850,090)
Total	5,517	(12,860,818)	3,938,397	(8,916,904)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	2,681,427	2,681,427
Foreign exchange risk	(1,239)	—	—	(1,239)
Interest rate risk	—	(7,959,381)	652,834	(7,306,547)
Total	(1,239)	(7,959,381)	3,334,261	(4,626,359)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended February 29, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	2,451,458,043
Futures contracts — short	145,200,839
Credit default swap contracts — buy protection	907,418
Credit default swap contracts — sell protection	107,283,387

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	3,037	(3,915)
Interest rate swap contracts	1,441,173	(639,523)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
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Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 29, 2024:
	Citi ($)	JPMorgan ($)	Morgan Stanley ($)	Standard Chartered ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	164,516	-	-	164,516
Centrally cleared interest rate swap contracts (a)	-	114,420	-	-	114,420
Forward foreign currency exchange contracts	-	-	471	2,473	2,944
Total assets	-	278,936	471	2,473	281,880
Liabilities
Centrally cleared interest rate swap contracts (a)	77,272	-	-	-	77,272
Total financial and derivative net assets	(77,272)	278,936	471	2,473	204,608
Total collateral received (pledged) (b)	(77,272)	-	-	-	(77,272)
Net amount (c)	-	278,936	471	2,473	281,880

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2024 was 0.44% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Loomis, Sayles & Company, L.P., PGIM, Inc., the asset management arm of Prudential Financial (PGIM Fixed Income), TCW Investment Management Company LLC and Voya Investment Management Co. LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund may also vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended February 29, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Institutional Class	0.04
Institutional 3 Class	0.02
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2024
Institutional Class	0.49%
Institutional 3 Class	0.47
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 29, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
13,979,432,000	82,591,000	(691,876,000)	(609,285,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(607,003,484)	(441,001,658)	(1,048,005,142)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $15,047,096,838 and $13,847,175,901, respectively, for the six months ended February 29, 2024, of which $12,754,527,243 and $11,931,478,236, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 29, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,162,500	5.86	8
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 29, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended February 29, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed

Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At February 29, 2024, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Multi-Manager Total Return Bond Strategies Fund  | Semiannual Report 2024

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Multi-Manager Total Return Bond Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR101_08_P01_(04/24)

Multi-Manager Small Cap Equity Strategies Fund
Semiannual Report
February 29, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Multi-Manager Small Cap Equity Strategies Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.

Portfolio management
Conestoga Capital Advisors, LLC
Robert Mitchell
Joseph Monahan, CFA
Hotchkis and Wiley Capital Management, LLC
Judd Peters, CFA
Ryan Thomes, CFA
J.P. Morgan Investment Management Inc.
Eytan Shapiro, CFA
Matthew Cohen
Phillip Hart, CFA
Michael Stein, CFA
Jacobs Levy Equity Management, Inc.
Bruce Jacobs, Ph.D.
Kenneth Levy, CFA
Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended February 29, 2024)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Institutional Class*	01/03/17	8.13	8.57	7.70	7.20
Institutional 3 Class*	12/18/19	8.19	8.77	7.86	7.28
Russell 2000 Index		8.97	10.05	6.89	7.13
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Returns shown for periods prior to the inception date of each class include the returns of the Fund’s Class A shares through January 2, 2017, and for Institutional 3 Class shares, include the returns of the Fund’s Institutional Class shares for the period from January 3, 2017 through the inception date of the class. Class A shares were offered prior to the Fund’s Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes the securities of approximately 2,000 of the smallest companies in the Russell 3000 Index based on a combination of their market capitalization and current index membership.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Portfolio breakdown (%) (at February 29, 2024)
Common Stocks	99.1
Money Market Funds	0.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Equity sector breakdown (%) (at February 29, 2024)
Communication Services	0.8
Consumer Discretionary	10.7
Consumer Staples	3.2
Energy	5.9
Financials	15.1
Health Care	13.8
Industrials	24.6
Information Technology	17.7
Materials	3.3
Real Estate	3.5
Utilities	1.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
4
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2023 — February 29, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Institutional Class	1,000.00	1,000.00	1,081.30	1,019.94	5.12	4.97	0.99
Institutional 3 Class	1,000.00	1,000.00	1,081.90	1,020.84	4.19	4.07	0.81
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024
5

Portfolio of Investments
February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 0.8%
Diversified Telecommunication Services 0.0%
ATN International, Inc.	4,443	149,018
Bandwidth, Inc., Class A(a)	31,286	642,615
Total		791,633
Entertainment 0.1%
Madison Square Garden Entertainment Corp.(a)	10,804	415,846
Playstudios, Inc.(a)	34,339	81,384
Playtika Holding Corp.(a)	34,981	259,209
Roku, Inc.(a)	2,795	176,588
Total		933,027
Interactive Media & Services 0.1%
DHI Group, Inc.(a)	9,618	27,219
Outbrain, Inc.(a)	27,828	102,407
TrueCar, Inc.(a)	37,014	128,808
Vimeo, Inc.(a)	158,348	758,487
Total		1,016,921
Media 0.6%
Cardlytics, Inc.(a)	21,377	177,215
Clear Channel Outdoor Holdings, Inc.(a)	534,341	919,066
Emerald Holding, Inc.(a)	54,700	293,192
Entravision Communications Corp., Class A	89,100	343,035
PubMatic, Inc., Class A(a)	61,352	1,284,711
Scholastic Corp.	48,897	1,928,498
Stagwell, Inc.(a)	416,323	2,223,165
TEGNA, Inc.	105,000	1,471,050
WideOpenWest, Inc.(a)	53,025	212,100
Total		8,852,032
Total Communication Services		11,593,613
Consumer Discretionary 10.6%
Automobile Components 2.1%
Adient PLC(a)	133,412	4,528,003
American Axle & Manufacturing Holdings, Inc.(a)	39,511	273,416
Atmus Filtration Technologies, Inc.(a)	64,800	1,546,776
Cooper-Standard Holding, Inc.(a)	6,741	94,778
Dana, Inc.	240,135	3,001,688
Common Stocks (continued)
Issuer	Shares	Value ($)
Fox Factory Holding Corp.(a)	83,945	4,246,778
Goodyear Tire & Rubber Co. (The)(a)	512,689	6,090,745
LCI Industries	20,389	2,568,606
Modine Manufacturing Co.(a)	49,937	4,479,848
Phinia, Inc.	62,653	2,143,986
Stoneridge, Inc.(a)	25,070	440,480
Visteon Corp.(a)	29,079	3,289,417
Total		32,704,521
Automobiles 0.1%
Winnebago Industries, Inc.	27,170	1,948,904
Broadline Retail 0.2%
1stdibs.com, Inc.(a)	20,423	105,178
ContextLogic, Inc., Class A(a)	25,251	164,132
Global-e Online Ltd.(a)	80,082	2,712,377
Total		2,981,687
Diversified Consumer Services 0.5%
2U, Inc.(a)	30,750	13,856
Adtalem Global Education, Inc.(a)	25,400	1,257,300
American Public Education, Inc.(a)	19,120	199,804
Bright Horizons Family Solutions, Inc.(a)	33,229	3,816,683
Chegg, Inc.(a)	98,396	879,660
Graham Holdings Co., Class B	1,100	772,563
Universal Technical Institute, Inc.(a)	32,879	494,500
Total		7,434,366
Hotels, Restaurants & Leisure 2.5%
Accel Entertainment, Inc.(a)	108,900	1,233,837
Bloomin’ Brands, Inc.	42,700	1,160,586
Boyd Gaming Corp.	67,339	4,453,128
Brinker International, Inc.(a)	23,400	1,084,356
Cava Group, Inc.(a)	21,364	1,247,872
Dave & Buster’s Entertainment, Inc.(a)	15,300	944,622
Denny’s Corp.(a)	77,700	717,171
Dine Brands Global, Inc.	23,900	1,159,389
El Pollo Loco Holdings, Inc.(a)	81,800	741,108
Everi Holdings, Inc.(a)	104,900	1,244,114
Hilton Grand Vacations, Inc.(a)	26,900	1,207,272
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Time Group Holdings, Inc.(a)	200,153	2,750,102
Marriott Vacations Worldwide Corp.	32,348	3,014,510
Monarch Casino & Resort, Inc.	16,400	1,153,740
Papa John’s International, Inc.	44,482	3,197,811
Planet Fitness, Inc., Class A(a)	31,834	1,975,300
Six Flags Entertainment Corp.(a)	120,512	3,053,774
Texas Roadhouse, Inc.	28,776	4,298,271
Travel + Leisure Co.	31,100	1,389,859
United Parks & Resorts, Inc.(a)	30,000	1,540,500
Total		37,567,322
Household Durables 1.9%
Century Communities, Inc.	9,700	837,013
GoPro, Inc., Class A(a)	481,120	1,125,821
Green Brick Partners, Inc.(a)	15,400	900,900
Helen of Troy Ltd.(a)	11,621	1,452,625
Hooker Furnishings Corp.	9,966	244,267
iRobot Corp.(a)	33,550	382,805
KB Home	98,581	6,548,736
Landsea Homes Corp.(a)	49,818	678,521
La-Z-Boy, Inc.	30,400	1,154,896
Leggett & Platt, Inc.	48,500	990,370
M/I Homes, Inc.(a)	9,508	1,207,421
Meritage Homes Corp.	11,435	1,802,842
Sonos, Inc.(a)	206,260	3,910,690
Taylor Morrison Home Corp., Class A(a)	63,567	3,598,528
Tri Pointe Homes, Inc.(a)	99,996	3,537,858
Universal Electronics, Inc.(a)	15,725	138,223
Worthington Enterprises, Inc.	7,900	490,748
Total		29,002,264
Leisure Products 0.3%
Funko, Inc., Class A(a)	60,931	428,954
JAKKS Pacific, Inc.(a)	24,233	850,821
Johnson Outdoors, Inc., Class A	20,800	955,968
Latham Group, Inc.(a)	45,050	152,719
Vista Outdoor, Inc.(a)	47,500	1,482,000
Total		3,870,462
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 2.6%
1-800-Flowers.com, Inc., Class A(a)	12,295	128,114
Aaron’s Co., Inc. (The)	210,451	1,630,995
Advance Auto Parts, Inc.	12,500	844,250
Asbury Automotive Group, Inc.(a)	4,700	981,501
Burlington Stores, Inc.(a)	9,370	1,921,787
Designer Brands, Inc.	96,700	1,021,152
Floor & Decor Holdings, Inc., Class A(a)	28,476	3,449,013
Foot Locker, Inc.	162,986	5,611,608
Genesco, Inc.(a)	62,986	2,010,513
Group 1 Automotive, Inc.	5,500	1,488,575
Haverty Furniture Companies, Inc.	35,900	1,231,370
Hibbett, Inc.	14,500	1,188,275
Lands’ End, Inc.(a)	38,974	379,217
Leslie’s, Inc.(a)	148,800	1,175,520
Lithia Motors, Inc., Class A	12,679	3,791,782
LL Flooring Holdings, Inc.(a)	165,472	354,110
MarineMax, Inc.(a)	33,000	1,095,600
OneWater Marine, Inc., Class A(a)	40,200	1,045,602
PetMed Express, Inc.	117,451	594,302
Revolve Group, Inc.(a)	21,400	469,302
Signet Jewelers Ltd.	11,400	1,160,064
Sleep Number Corp.(a)	73,899	1,220,812
Sonic Automotive, Inc., Class A	80,823	4,243,208
Tilly’s, Inc.(a)	26,219	201,624
Upbound Group, Inc.	22,400	756,224
Zumiez, Inc.(a)	91,907	1,619,401
Total		39,613,921
Textiles, Apparel & Luxury Goods 0.4%
Carter’s, Inc.	8,600	696,170
G-III Apparel Group Ltd.(a)	34,100	1,134,507
Hanesbrands, Inc.(a)	185,300	1,000,620
Kontoor Brands, Inc.	11,200	662,032
Movado Group, Inc.	31,692	909,877
Oxford Industries, Inc.	4,600	466,394
Steven Madden Ltd.	20,600	882,092
Superior Group of Cos, Inc.	6,260	89,956
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Unifi, Inc.(a)	22,527	132,459
Vera Bradley, Inc.(a)	44,202	344,776
Total		6,318,883
Total Consumer Discretionary		161,442,330
Consumer Staples 3.2%
Beverages 0.1%
Duckhorn Portfolio, Inc. (The)(a)	175,000	1,664,250
Consumer Staples Distribution & Retail 0.9%
Andersons, Inc. (The)	77,171	4,266,013
Grocery Outlet Holding Corp.(a)	75,018	1,934,714
Performance Food Group, Inc.(a)	25,333	1,944,814
SpartanNash Co.	63,685	1,341,843
The Chefs’ Warehouse(a)	100,383	3,815,558
Total		13,302,942
Food Products 0.6%
B&G Foods, Inc.	113,200	1,307,460
Cal-Maine Foods, Inc.	7,000	402,430
Dole PLC	49,029	579,033
Freshpet, Inc.(a)	49,781	5,626,746
Hain Celestial Group, Inc. (The)(a)	61,600	616,000
WK Kellogg Co.	56,600	828,624
Total		9,360,293
Household Products 0.5%
Central Garden & Pet Co.(a)	17,500	767,725
Energizer Holdings, Inc.	37,800	1,079,190
WD-40 Co.	21,940	5,888,477
Total		7,735,392
Personal Care Products 1.0%
BellRing Brands, Inc.(a)	43,724	2,490,082
Edgewell Personal Care Co.	33,200	1,267,908
elf Beauty, Inc.(a)	36,376	7,585,487
Herbalife Ltd.(a)	167,400	1,478,142
Medifast, Inc.	35,600	1,427,204
Nature’s Sunshine Products, Inc.(a)	17,201	305,318
Nu Skin Enterprises, Inc., Class A	35,300	441,250
Total		14,995,391
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.1%
Vector Group Ltd.	183,486	2,047,704
Total Consumer Staples		49,105,972
Energy 5.8%
Energy Equipment & Services 1.7%
Atlas Energy Solutions, Inc.	16,116	303,948
Cactus, Inc., Class A	132,946	6,102,221
Core Laboratories, Inc.	46,200	691,614
Dril-Quip, Inc.(a)	51,200	1,157,120
Expro Group Holdings NV(a)	80,949	1,448,178
Forum Energy Technologies, Inc.(a)	19,400	388,194
Helix Energy Solutions Group, Inc.(a)	132,118	1,189,062
Kodiak Gas Services, Inc.	76,724	1,956,462
Liberty Energy, Inc., Class A	50,500	1,079,690
National Energy Services Reunited Corp.(a)	151,800	1,165,065
Newpark Resources, Inc.(a)	178,403	1,147,131
Oil States International, Inc.(a)	166,435	897,085
Precision Drilling Corp.(a)	24,700	1,469,403
ProFrac Holding Corp., Class A(a)	49,800	407,364
ProPetro Holding Corp.(a)	129,500	958,300
Select Energy Services, Inc., Class A	50,900	434,686
Solaris Oilfield Infrastructure, Inc., Class A	131,900	1,117,193
TechnipFMC PLC	198,893	4,313,989
Total		26,226,705
Oil, Gas & Consumable Fuels 4.1%
Baytex Energy Corp.	447,888	1,428,763
Berry Corp.	397,728	2,803,982
California Resources Corp.	68,726	3,585,435
Callon Petroleum Co.(a)	47,200	1,470,752
Centrus Energy Corp. Class A(a)	8,914	363,602
Chord Energy Corp.	9,747	1,583,400
CNX Resources Corp.(a)	127,009	2,660,839
CONSOL Energy, Inc.	12,780	1,096,780
Crescent Energy Co., Class A	127,600	1,426,568
CVR Energy, Inc.	60,035	1,991,961
Delek U.S. Holdings, Inc.	80,343	2,049,550
DHT Holdings, Inc.	78,630	850,777
Equitrans Midstream Corp.	134,400	1,436,736
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Excelerate Energy, Inc., Class A	10,544	165,541
Gulfport Energy Corp.(a)	28,654	4,068,581
Kinetik Holdings, Inc.	24,800	875,936
Kosmos Energy Ltd.(a)	229,400	1,408,516
Matador Resources Co.	61,372	3,875,642
Northern Oil & Gas, Inc.	40,100	1,432,773
Par Pacific Holdings, Inc.(a)	103,453	3,736,722
PBF Energy, Inc., Class A	76,819	3,587,447
REX American Resources Corp.(a)	18,289	804,350
Scorpio Tankers, Inc.	64,676	4,341,700
SilverBow Resources, Inc.(a)	56,500	1,604,035
SM Energy Co.	74,683	3,268,875
Talos Energy, Inc.(a)	113,500	1,497,065
Teekay Tankers Ltd., Class A	46,902	2,571,168
VAALCO Energy, Inc.	272,900	1,217,134
Vertex Energy, Inc.(a)	340,700	459,945
Vital Energy, Inc.(a)	33,800	1,701,154
World Kinect Corp.	138,191	3,366,333
Total		62,732,062
Total Energy		88,958,767
Financials 14.9%
Banks 7.8%
1st Source Corp.	8,000	398,240
Amalgamated Financial Corp.	13,543	312,572
Amerant Bancorp, Inc.	8,950	189,651
Arrow Financial Corp.	14,200	340,516
Associated Banc-Corp.	68,708	1,431,875
Banc of California, Inc.	111,015	1,624,149
Bank of Marin Bancorp	36,300	602,943
BankUnited, Inc.	166,685	4,470,492
Bankwell Financial Group, Inc.	4,273	108,833
Baycom Corp.	25,608	512,672
BCB Bancorp, Inc.	44,941	471,431
Berkshire Hills Bancorp, Inc.	101,857	2,188,907
BOK Financial Corp.	9,000	765,090
Bridgewater Bancshares, Inc.(a)	38,000	450,300
Brookline Bancorp, Inc.	122,800	1,199,756
Byline Bancorp, Inc.	23,649	492,845
Cambridge Bancorp	16,600	1,050,116
Common Stocks (continued)
Issuer	Shares	Value ($)
Camden National Corp.	22,200	705,516
Capital Bancorp, Inc.	9,061	186,566
Capital City Bank Group, Inc.	12,054	341,731
Capitol Federal Financial, Inc.	116,000	671,640
Cathay General Bancorp	17,100	667,755
Central Pacific Financial Corp.	91,651	1,710,208
Civista Bancshares, Inc.	19,700	295,894
CNB Financial Corp.	20,900	417,791
Columbia Banking System, Inc.	40,700	736,670
Community Trust Bancorp, Inc.	39,912	1,586,901
ConnectOne Bancorp, Inc.	94,566	1,871,461
CrossFirst Bankshares, Inc.(a)	34,900	449,163
Cullen/Frost Bankers, Inc.	8,388	910,182
Customers Bancorp, Inc.(a)	70,025	3,803,058
Dime Community Bancshares, Inc.	48,900	916,386
Eagle Bancorp, Inc.	50,600	1,205,292
East West Bancorp, Inc.	6,728	490,202
Eastern Bankshares, Inc.	117,871	1,522,893
Enterprise Financial Services Corp.	18,000	718,560
Equity Bancshares, Inc., Class A	2,325	74,005
FB Financial Corp.	54,349	1,936,998
Financial Institutions, Inc.	40,680	746,885
First BanCorp	267,380	4,540,112
First Busey Corp.	15,400	355,124
First Business Financial Services, Inc.	10,742	378,978
First Financial Bankshares, Inc.	30,711	950,198
First Financial Corp.	38,743	1,442,402
First Foundation, Inc.	273,366	2,167,792
First Hawaiian, Inc.	68,700	1,439,952
First Horizon Corp.	25,212	355,489
First Internet Bancorp	36,561	1,139,606
First Interstate Bancsystem, Inc.	12,900	339,528
First Merchants Corp.	10,431	346,309
First Mid Bancshares, Inc.	11,300	342,390
First of Long Island Corp. (The)	61,800	688,452
Five Star Bancorp	3,894	92,405
Flushing Financial Corp.	72,700	933,468
FS Bancorp, Inc.	12,915	430,974
Great Southern Bancorp, Inc.	11,845	617,598
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024
9

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Guaranty Bancshares, Inc.	7,604	218,691
Hancock Whitney Corp.	21,321	929,596
Hanmi Financial Corp.	117,061	1,768,792
HarborOne Bancorp, Inc.	57,229	582,591
HBT Financial, Inc.	3,754	71,551
Heartland Financial U.S.A., Inc.	19,900	676,600
Heritage Commerce Corp.	77,600	643,304
Heritage Financial Corp.	35,800	656,930
Hilltop Holdings, Inc.	138,440	4,275,027
Home Bancorp, Inc.	12,928	475,104
HomeTrust Bancshares, Inc.	15,517	407,321
Hope Bancorp, Inc.	119,300	1,308,721
Horizon Bancorp, Inc.	79,100	952,364
Independent Bank Corp.	66,555	1,627,270
Independent Bank Group, Inc.	7,400	323,602
Investar Holding Corp.	15,700	250,415
Kearny Financial Corp.	132,218	840,907
Lakeland Bancorp, Inc.	88,700	1,036,016
Live Oak Bancshares, Inc.	18,079	718,098
Luther Burbank Corp.(a)	41,400	378,810
Macatawa Bank Corp.	20,442	200,332
Mercantile Bank Corp.	17,943	661,020
Metropolitan Bank Holding Corp.(a)	28,914	1,133,718
Midland States Bancorp, Inc.	22,807	555,350
MidWestOne Financial Group, Inc.	16,100	369,012
MVB Financial Corp.	2,646	56,651
Northeast Bank	7,600	405,764
Northeast Community Bancorp, Inc.	25,700	400,663
Northfield Bancorp, Inc.	91,427	923,413
Northrim BanCorp, Inc.	14,200	706,166
OceanFirst Financial Corp.	106,145	1,613,404
OFG Bancorp	52,827	1,913,394
Origin Bancorp, Inc.	7,280	217,235
Pacific Premier Bancorp, Inc.	26,400	603,504
Parke Bancorp, Inc.	14,400	248,400
PCB Bancorp	23,900	385,985
Peapack-Gladstone Financial Corp.	47,762	1,157,273
Pinnacle Financial Partners, Inc.	22,588	1,868,479
Popular, Inc.	19,100	1,598,288
Common Stocks (continued)
Issuer	Shares	Value ($)
Preferred Bank	27,768	1,995,131
Premier Financial Corp.	48,300	936,054
Primis Financial Corp.	57,481	709,890
Provident Bancorp, Inc.(a)	13,439	133,852
Provident Financial Services, Inc.	93,700	1,412,996
QCR Holdings, Inc.	21,754	1,239,978
RBB Bancorp	35,512	611,517
Sandy Spring Bancorp, Inc.	65,000	1,428,700
Shore Bancshares, Inc.	25,947	294,758
Sierra Bancorp	29,451	548,083
Simmons First National Corp., Class A	62,000	1,190,400
SmartFinancial, Inc.	3,849	82,831
South Plains Financial, Inc.	9,520	253,994
Southern First Bancshares, Inc.(a)	11,654	383,999
Southside Bancshares, Inc.	5,089	145,851
Synovus Financial Corp.	38,800	1,472,072
Territorial Bancorp, Inc.	12,700	115,062
Texas Capital Bancshares, Inc.(a)	63,500	3,724,275
Third Coast Bancshares, Inc.(a)	8,769	168,102
Tompkins Financial Corp.	13,500	650,160
Towne Bank	54,475	1,476,817
TrustCo Bank Corp.	29,460	803,963
Trustmark Corp.	19,793	531,640
UMB Financial Corp.	43,314	3,534,856
Univest Corporation of Pennsylvania	54,500	1,091,090
Valley National Bancorp	98,100	803,439
Veritex Holdings, Inc.	70,462	1,383,169
WaFd, Inc.	49,344	1,344,131
Washington Trust Bancorp, Inc.	37,200	957,528
Zions Bancorp	36,400	1,435,252
Total		119,156,273
Capital Markets 1.2%
Diamond Hill Investment Group, Inc.	4,300	622,124
Donnelley Financial Solutions, Inc.(a)	26,932	1,738,730
Evercore, Inc., Class A	26,152	4,892,516
Federated Hermes, Inc., Class B	40,000	1,409,200
Hamilton Lane, Inc., Class A	16,866	1,937,060
Janus Henderson Group PLC	49,600	1,545,536
Perella Weinberg Partners	66,400	907,024
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Robinhood Markets, Inc., Class A(a)	21,870	356,700
StoneX Group, Inc.(a)	30,075	2,082,994
TPG, Inc.	15,485	686,760
Virtu Financial, Inc. Class A	77,500	1,398,875
Virtus Investment Partners, Inc.	6,700	1,556,544
Total		19,134,063
Consumer Finance 1.1%
Bread Financial Holdings, Inc.	38,800	1,485,264
Ezcorp, Inc., Class A(a)	149,122	1,564,290
Green Dot Corp., Class A(a)	142,468	1,169,662
LendingClub Corp.(a)	295,012	2,392,547
LendingTree, Inc.(a)	21,704	858,827
Navient Corp.	257,719	4,190,511
Oportun Financial Corp.(a)	48,625	188,179
PROG Holdings, Inc.(a)	61,325	1,893,103
Regional Management Corp.	6,724	157,342
SLM Corp.	133,641	2,783,742
Total		16,683,467
Financial Services 1.9%
AvidXchange Holdings, Inc.(a)	244,189	3,245,272
Banco Latinoamericano de Comercio Exterior SA, Class E	5,793	162,030
Corebridge Financial, Inc.	40,200	998,166
Enact Holdings, Inc.	72,313	2,004,516
Essent Group Ltd.	30,700	1,644,599
Euronet Worldwide, Inc.(a)	4,800	525,312
Jackson Financial, Inc., Class A	92,351	5,083,922
Merchants Bancorp	34,845	1,493,457
MGIC Investment Corp.	61,800	1,229,202
Mr. Cooper Group, Inc.(a)	17,400	1,240,272
NCR Atleos Corp.(a)	26,550	577,728
NMI Holdings, Inc., Class A(a)	51,800	1,558,144
Ocwen Financial Corp.(a)	4,592	119,759
Paysafe Ltd.(a)	97,722	1,407,197
PennyMac Financial Services, Inc.	28,090	2,385,684
Radian Group, Inc.	56,500	1,646,410
Remitly Global, Inc.(a)	184,150	3,797,173
Total		29,118,843
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.6%
Ambac Financial Group, Inc.(a)	69,400	1,135,384
Assured Guaranty Ltd.	15,500	1,419,800
Axis Capital Holdings Ltd.	22,500	1,407,825
Brighthouse Financial, Inc.(a)	31,902	1,485,038
CNO Financial Group, Inc.	163,239	4,356,849
Donegal Group, Inc., Class A	8,101	113,414
Employers Holdings, Inc.	66,338	3,032,310
Enstar Group Ltd.(a)	5,500	1,693,670
Fidelis Insurance Holdings Ltd.(a)	90,887	1,359,670
Hanover Insurance Group, Inc. (The)	9,728	1,278,940
Horace Mann Educators Corp.	42,425	1,535,361
James River Group Holdings Ltd.	79,941	798,611
Kemper Corp.	26,000	1,490,580
Lincoln National Corp.	30,600	842,724
Mercury General Corp.	62,650	3,050,428
ProAssurance Corp.	143,910	1,774,410
Reinsurance Group of America, Inc.	19,346	3,421,340
RLI Corp.	2,082	304,909
Safety Insurance Group, Inc.	16,503	1,355,886
Selectquote, Inc.(a)	18,170	35,250
SiriusPoint Ltd.(a)	61,000	748,470
Skyward Specialty Insurance Group, Inc.(a)	53,523	1,958,407
Stewart Information Services Corp.	26,900	1,694,162
United Fire Group, Inc.	22,723	529,219
Universal Insurance Holdings, Inc.	46,434	937,502
White Mountains Insurance Group Ltd.	820	1,447,661
Total		39,207,820
Mortgage Real Estate Investment Trusts (REITS) 0.3%
Apollo Commercial Real Estate Finance, Inc.	68,500	767,885
Ares Commercial Real Estate Corp.	68,500	516,490
BrightSpire Capital, Inc.	105,400	728,314
Granite Point Mortgage Trust, Inc.	244,468	1,158,778
Great Ajax Corp.	97,242	393,830
TPG RE Finance Trust, Inc.	116,700	872,916
Total		4,438,213
Total Financials		227,738,679
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024
11

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.7%
Biotechnology 5.6%
2seventy bio, Inc.(a)	43,331	225,321
Aadi Bioscience, Inc.(a)	17,761	34,989
ACELYRIN, Inc.(a)	115,385	975,003
Agios Pharmaceuticals, Inc.(a)	70,025	2,263,208
Alector, Inc.(a)	103,038	718,175
Allogene Therapeutics, Inc.(a)	172,121	845,114
Amicus Therapeutics, Inc.(a)	375,202	4,810,090
Anika Therapeutics, Inc.(a)	9,491	230,442
Apellis Pharmaceuticals, Inc.(a)	33,643	2,084,857
Arrowhead Pharmaceuticals, Inc.(a)	92,258	2,961,482
Blueprint Medicines Corp.(a)	51,047	4,773,915
CareDx, Inc.(a)	186,593	1,985,350
Century Therapeutics, Inc.(a)	7,793	28,600
Clementia Pharmaceuticals, Inc.(a),(b),(c),(d)	134,864	0
Cytokinetics, Inc.(a)	13,131	948,583
Deciphera Pharmaceuticals, Inc.(a)	25,290	422,090
Design Therapeutics, Inc.(a)	53,015	147,382
Editas Medicine, Inc.(a)	26,410	265,685
Enanta Pharmaceuticals, Inc.(a)	17,679	254,047
Exelixis, Inc.(a)	125,282	2,743,676
Fate Therapeutics, Inc.(a)	236,948	1,679,961
FibroGen, Inc.(a)	283,932	485,524
Gossamer Bio, Inc.(a)	24,561	34,631
Halozyme Therapeutics, Inc.(a)	115,092	4,581,813
Ironwood Pharmaceuticals, Inc.(a)	213,569	2,013,956
iTeos Therapeutics, Inc.(a)	77,454	829,532
Kodiak Sciences, Inc.(a)	33,510	201,395
Kyverna Therapeutics, Inc.(a)	36,583	993,960
Lyell Immunopharma, Inc.(a)	225,549	658,603
MacroGenics, Inc.(a)	33,432	599,770
Mersana Therapeutics, Inc.(a)	37,370	203,293
Natera, Inc.(a)	70,861	6,128,768
Nurix Therapeutics, Inc.(a)	93,152	1,150,427
Organogenesis Holdings, Inc.(a)	48,872	174,473
PMV Pharmaceuticals, Inc.(a)	138,965	257,085
Poseida Therapeutics, Inc.(a)	131,502	520,748
PTC Therapeutics, Inc.(a)	68,268	1,924,475
Common Stocks (continued)
Issuer	Shares	Value ($)
REGENXBIO, Inc.(a)	189,439	3,303,816
Relay Therapeutics, Inc.(a)	441,281	4,421,636
Revolution Medicines, Inc.(a)	136,017	4,009,781
Sage Therapeutics, Inc.(a)	60,617	1,302,053
Sangamo Therapeutics, Inc.(a)	6,474	7,510
Stoke Therapeutics, Inc.(a)	2,854	22,090
Sutro Biopharma, Inc.(a)	149,005	731,615
Travere Therapeutics, Inc.(a)	9,373	70,860
Twist Bioscience Corp.(a)	117,607	4,620,779
Vanda Pharmaceuticals, Inc.(a)	243,986	1,090,617
Vaxcyte, Inc.(a)	54,028	3,988,347
Vericel Corp.(a)	155,659	7,110,503
Verve Therapeutics, Inc.(a)	74,732	1,274,181
Viking Therapeutics, Inc.(a)	31,146	2,399,799
Vir Biotechnology, Inc.(a)	36,009	404,741
Zymeworks, Inc.(a)	132,326	1,589,235
Total		85,503,986
Health Care Equipment & Supplies 3.2%
Alphatec Holdings, Inc.(a)	129,945	1,745,161
Angiodynamics, Inc.(a)	128,566	705,827
Cutera, Inc.(a)	29,932	67,048
Embecta Corp.	69,747	995,987
Establishment Labs Holdings, Inc.(a)	57,077	2,607,277
Inari Medical, Inc.(a)	60,448	2,787,862
Inmode Ltd.(a)	66,100	1,454,200
Inogen, Inc.(a)	73,287	487,359
iRhythm Technologies, Inc.(a)	39,814	4,723,931
LeMaitre Vascular, Inc.	133,291	9,330,370
Merit Medical Systems, Inc.(a)	124,862	9,514,485
Neogen Corp.(a)	413,458	7,107,343
OraSure Technologies, Inc.(a)	21,561	155,131
Orthofix Medical, Inc.(a)	107,485	1,403,754
Outset Medical, Inc.(a)	169,332	533,396
Shockwave Medical, Inc.(a)	9,221	2,405,482
Utah Medical Products, Inc.	4,600	322,828
Zimvie, Inc.(a)	64,036	1,085,410
Zynex, Inc.(a)	55,300	749,868
Total		48,182,719
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 0.8%
Acadia Healthcare Co., Inc.(a)	38,258	3,192,630
Accolade, Inc.(a)	219,019	2,244,945
Addus HomeCare Corp.(a)	3,722	343,466
Castle Biosciences, Inc.(a)	57,848	1,044,735
National Research Corp., Class A	51,228	2,065,513
Progyny, Inc.(a)	71,421	2,608,295
Select Medical Holdings Corp.	30,100	819,623
Total		12,319,207
Health Care Technology 1.3%
American Well Corp., Class A(a)	360,826	389,692
Definitive Healthcare Corp.(a)	303,675	2,890,986
Evolent Health, Inc., Class A(a)	171,435	5,813,361
Health Catalyst, Inc.(a)	203,978	1,697,097
HealthStream, Inc.	11,791	321,658
Simulations Plus, Inc.	153,289	6,361,494
TruBridge, Inc.(a)	121,486	1,076,366
Veradigm, Inc.(a)	197,329	1,182,987
Total		19,733,641
Life Sciences Tools & Services 2.0%
Azenta, Inc.(a)	86,981	5,666,812
Codexis, Inc.(a)	84,693	393,823
MaxCyte, Inc.(a)	143,945	662,147
Mesa Laboratories, Inc.	39,149	4,274,679
Personalis, Inc.(a)	21,748	33,710
Repligen Corp.(a)	38,565	7,481,224
Seer, Inc.(a)	81,211	147,804
Stevanato Group SpA	339,120	11,241,828
Total		29,902,027
Pharmaceuticals 0.8%
Amneal Pharmaceuticals, Inc.(a)	8,064	44,513
Arvinas, Inc.(a)	67,640	3,110,087
Atea Pharmaceuticals, Inc.(a)	87,838	378,582
Athira Pharma, Inc.(a)	17,769	68,411
Intra-Cellular Therapies, Inc.(a)	65,605	4,560,860
Nektar Therapeutics(a)	219,719	156,001
NGM Biopharmaceuticals, Inc.(a)	14,185	21,561
Nuvation Bio, Inc.(a)	95,459	178,508
Common Stocks (continued)
Issuer	Shares	Value ($)
Phibro Animal Health Corp., Class A	68,852	890,256
Revance Therapeutics, Inc.(a)	162,368	1,159,308
SIGA Technologies, Inc.	131,058	682,812
Theravance Biopharma, Inc.(a)	109,987	1,041,577
WaVe Life Sciences Ltd.(a)	25,994	125,031
Zevra Therapeutics, Inc.(a)	12,510	84,317
Total		12,501,824
Total Health Care		208,143,404
Industrials 24.4%
Aerospace & Defense 0.7%
AerSale Corp.(a)	91,600	809,744
Astronics Corp.(a)	7,452	142,855
Hexcel Corp.	65,321	4,863,802
Mercury Systems, Inc.(a)	72,628	2,169,398
Moog, Inc., Class A	5,300	794,735
National Presto Industries, Inc.	9,900	765,567
V2X, Inc.(a)	25,300	974,050
Total		10,520,151
Air Freight & Logistics 0.0%
Radiant Logistics, Inc.(a)	16,390	95,062
Building Products 4.6%
AAON, Inc.	255,204	21,432,032
Armstrong World Industries, Inc.	9,500	1,145,795
AZZ, Inc.	19,900	1,448,720
CSW Industrials, Inc.	32,270	7,434,685
Insteel Industries, Inc.	58,129	2,116,477
Janus International Group, Inc.(a)	27,400	393,190
JELD-WEN Holding, Inc.(a)	40,500	737,100
Resideo Technologies, Inc.(a)	39,300	877,569
Simpson Manufacturing Co., Inc.	120,045	25,050,990
Trex Company, Inc.(a)	103,960	9,539,370
Total		70,175,928
Commercial Services & Supplies 2.9%
ABM Industries, Inc.	31,900	1,317,789
ACCO Brands Corp.	1,110	6,194
ACV Auctions, Inc., Class A(a)	172,676	3,064,999
Brady Corp., Class A	20,900	1,218,052
BrightView Holdings, Inc.(a)	64,753	563,999
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024
13

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Brink’s Co. (The)	13,700	1,134,771
Casella Waste Systems, Inc., Class A(a)	249,517	22,481,482
Ennis, Inc.	34,000	690,880
Enviri Corp.(a)	122,127	959,918
Healthcare Services Group, Inc.(a)	87,900	1,121,604
Interface, Inc.	166,486	2,617,160
MSA Safety, Inc.	30,810	5,673,661
Quad/Graphics, Inc.	51,583	308,982
Steelcase, Inc., Class A	181,299	2,491,048
Unifirst Corp.	2,200	371,184
Total		44,021,723
Construction & Engineering 2.0%
Argan, Inc.	21,965	1,029,280
Comfort Systems U.S.A., Inc.	24,212	7,402,335
Construction Partners, Inc., Class A(a)	258,209	12,414,689
Fluor Corp.(a)	55,591	2,045,749
Limbach Holdings, Inc.(a)	8,315	409,431
MasTec, Inc.(a)	25,173	1,899,554
Matrix Service Co.(a)	23,589	278,350
Primoris Services Corp.	13,600	537,336
Tutor Perini Corp.(a)	230,342	2,609,775
Valmont Industries, Inc.	12,309	2,608,646
Total		31,235,145
Electrical Equipment 1.0%
Bloom Energy Corp., Class A(a)	185,694	1,628,536
NEXTracker, Inc., Class A(a)	87,419	4,916,445
Powell Industries, Inc.	25,281	4,683,052
Preformed Line Products Co.	3,000	412,440
Shoals Technologies Group, Inc., Class A(a)	143,238	1,837,744
Thermon(a)	43,500	1,187,115
Vicor Corp.(a)	28,802	1,072,586
Total		15,737,918
Ground Transportation 0.6%
ArcBest Corp.	27,610	3,944,365
Covenant Logistics Group, Inc., Class A	17,556	854,626
Heartland Express, Inc.	87,500	1,118,250
Marten Transport Ltd.	36,600	689,910
Common Stocks (continued)
Issuer	Shares	Value ($)
PAM Transportation Services, Inc.(a)	16,700	309,284
Saia, Inc.(a)	2,932	1,687,073
Total		8,603,508
Machinery 5.9%
AGCO Corp.	15,171	1,664,259
Albany International Corp., Class A	8,000	750,960
Astec Industries, Inc.	37,464	1,521,038
Barnes Group, Inc.	61,691	2,155,483
Blue Bird Corp.(a)	5,400	182,736
Chart Industries, Inc.(a)	19,186	2,740,912
Columbus McKinnon Corp.	28,600	1,194,622
Douglas Dynamics, Inc.	82,410	2,068,491
Enerpac Tool Group Corp.	26,100	879,831
Esab Corp.	19,640	1,946,717
ESCO Technologies, Inc.	70,697	7,203,317
Federal Signal Corp.	92,205	7,552,511
Flowserve Corp.	34,000	1,438,880
Gates Industrial Corp. PLC(a)	99,900	1,470,528
Greenbrier Companies, Inc. (The)	60,684	3,140,397
Helios Technologies, Inc.	137,231	6,058,749
Hillenbrand, Inc.	30,300	1,440,765
Hillman Solutions Corp.(a)	504,300	4,911,882
ITT, Inc.	39,482	4,980,259
John Bean Technologies Corp.	83,817	8,505,749
Kennametal, Inc.	12,900	325,596
Lindsay Corp.	5,800	691,998
Luxfer Holdings PLC, ADR	8,820	87,494
Manitowoc Co., Inc. (The)(a)	87,904	1,225,382
Microvast Holdings, Inc.(a)	499,772	429,954
Miller Industries, Inc.	9,300	418,593
Mueller Industries, Inc.	25,500	1,310,190
Mueller Water Products, Inc., Class A	80,200	1,247,110
Omega Flex, Inc.	20,724	1,443,427
Proto Labs, Inc.(a)	43,607	1,588,603
RBC Bearings, Inc.(a)	40,232	10,976,497
REV Group, Inc.	92,162	1,902,224
Tennant Co.	4,200	475,398
Terex Corp.	24,022	1,377,662
Titan International, Inc.(a)	102,195	1,304,008
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trinity Industries, Inc.	51,912	1,317,527
Wabash National Corp.	46,000	1,254,880
Total		89,184,629
Passenger Airlines 0.1%
Alaska Air Group, Inc.(a)	31,400	1,174,046
JetBlue Airways Corp.(a)	74,000	479,520
Total		1,653,566
Professional Services 3.0%
Barrett Business Services, Inc.	6,089	742,797
Concentrix Corp.	15,300	1,108,485
Conduent, Inc.(a)	305,888	1,052,255
ExlService Holdings, Inc.(a)	106,676	3,319,757
Exponent, Inc.	155,776	12,600,721
Heidrick & Struggles International, Inc.	65,427	2,224,518
KBR, Inc.	39,565	2,375,087
Kelly Services, Inc., Class A	33,869	830,806
Kforce, Inc.	17,700	1,232,628
Korn/Ferry International	24,000	1,527,840
ManpowerGroup, Inc.	20,500	1,479,280
MAXIMUS, Inc.	18,200	1,522,612
Mistras Group, Inc.(a)	16,675	144,239
Paycor HCM, Inc.(a)	391,474	8,267,931
Resources Connection, Inc.	139,601	1,930,682
Robert Half, Inc.	7,996	642,878
Sterling Check Corp.(a)	13,614	213,331
TrueBlue, Inc.(a)	200,957	2,361,245
TTEC Holdings, Inc.	54,700	954,515
Verra Mobility Corp.(a)	35,600	769,672
Total		45,301,279
Trading Companies & Distributors 3.6%
Air Lease Corp.	63,311	2,538,771
Applied Industrial Technologies, Inc.	40,394	7,670,417
Boise Cascade Co.	38,992	5,299,403
DNOW, Inc.(a)	139,255	1,970,458
FTAI Aviation Ltd.	57,288	3,224,742
Global Industrial Co.	16,558	726,068
GMS, Inc.(a)	21,937	1,959,193
MRC Global, Inc.(a)	39,700	457,741
Common Stocks (continued)
Issuer	Shares	Value ($)
Rush Enterprises, Inc., Class A	117,169	5,706,106
SiteOne Landscape Supply, Inc.(a)	84,284	14,200,168
Titan Machinery, Inc.(a)	43,000	1,084,890
Transcat, Inc.(a)	51,888	5,456,542
WESCO International, Inc.	28,163	4,210,087
Total		54,504,586
Total Industrials		371,033,495
Information Technology 17.5%
Communications Equipment 0.8%
ADTRAN Holdings, Inc.	218,419	1,242,804
Aviat Networks, Inc.(a)	12,600	447,174
Ciena Corp.(a)	31,419	1,790,255
Digi International, Inc.(a)	244,445	7,225,794
DZS, Inc.(a)	11,804	17,352
NETGEAR, Inc.(a)	92,019	1,379,365
Ribbon Communications, Inc.(a)	135,584	405,396
Total		12,508,140
Electronic Equipment, Instruments & Components 2.7%
Avnet, Inc.	30,500	1,420,995
Belden, Inc.	17,200	1,465,096
Benchmark Electronics, Inc.	12,400	380,804
Coherent Corp.(a)	11,800	701,864
Crane NXT Co.	26,000	1,518,920
Daktronics, Inc.(a)	2,444	21,214
ePlus, Inc.(a)	15,800	1,301,762
Fabrinet(a)	4,214	908,412
FARO Technologies, Inc.(a)	52,856	1,183,446
IPG Photonics Corp.(a)	15,300	1,321,155
Iteris, Inc.(a)	16,888	88,155
Itron, Inc.(a)	20,300	1,881,404
Kimball Electronics, Inc.(a)	47,400	1,066,974
Littelfuse, Inc.	12,437	2,962,991
Methode Electronics, Inc.	71,300	1,518,690
Novanta, Inc.(a)	75,874	13,121,650
OSI Systems, Inc.(a)	5,800	760,844
Plexus Corp.(a)	13,976	1,319,334
Sanmina Corp.(a)	23,200	1,466,240
Scansource, Inc.(a)	36,024	1,557,317
TTM Technologies, Inc.(a)	99,300	1,474,605
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024
15

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Vishay Intertechnology, Inc.	62,800	1,365,900
Vontier Corp.	34,800	1,496,400
Total		40,304,172
IT Services 0.8%
Brightcove, Inc.(a)	10,010	22,172
DigitalOcean Holdings, Inc.(a)	68,553	2,599,530
DXC Technology Co.(a)	82,136	1,795,493
Edgio, Inc.(a)	64,100	14,371
Globant SA(a)	11,363	2,535,881
Kyndryl Holdings, Inc.(a)	42,593	935,768
Rackspace Technology, Inc.(a)	286,189	603,859
Squarespace, Inc., Class A(a)	96,640	3,216,179
Unisys Corp.(a)	145,735	756,365
Total		12,479,618
Semiconductors & Semiconductor Equipment 2.0%
Allegro MicroSystems, Inc.(a)	151,912	4,783,709
Alpha & Omega Semiconductor Ltd.(a)	43,589	954,599
Axcelis Technologies, Inc.(a)	8,182	921,866
Cirrus Logic, Inc.(a)	13,200	1,212,024
Credo Technology Group Holding Ltd.(a)	116,377	2,506,761
Diodes, Inc.(a)	21,500	1,461,570
MACOM Technology Solutions Holdings, Inc.(a)	17,173	1,516,891
MKS Instruments, Inc.	21,655	2,658,368
NVE Corp.	9,500	794,105
Onto Innovation, Inc.(a)	22,221	4,092,219
Photronics, Inc.(a)	36,000	1,036,440
Rambus, Inc.(a)	78,885	4,673,147
Semtech Corp.(a)	53,700	1,138,440
SMART Global Holdings, Inc.(a)	86,408	1,837,898
Total		29,588,037
Software 10.3%
ACI Worldwide, Inc.(a)	52,200	1,717,902
Adeia, Inc.	135,135	1,532,431
Altair Engineering, Inc., Class A(a)	151,103	12,855,843
American Software, Inc., Class A	26,275	294,805
Appfolio, Inc., Class A(a)	7,621	1,844,968
Blackline, Inc.(a)	146,326	8,301,074
Box, Inc., Class A(a)	110,946	2,861,297
Common Stocks (continued)
Issuer	Shares	Value ($)
Clear Secure, Inc., Class A	100,612	1,936,781
Clearwater Analytics Holdings, Inc., Class A(a)	378,680	6,520,870
Confluent, Inc., Class A(a)	145,522	4,928,830
CS Disco, Inc.(a)	38,053	253,433
CyberArk Software Ltd.(a)	16,264	4,289,793
Descartes Systems Group, Inc. (The)(a)	181,000	15,687,270
Digital Turbine, Inc.(a)	82,595	261,826
Dropbox, Inc., Class A(a)	105,366	2,523,516
Elastic NV(a)	22,010	2,945,158
Envestnet, Inc.(a)	30,722	1,583,105
Five9, Inc.(a)	26,995	1,646,695
Freshworks, Inc., Class A(a)	149,322	3,052,142
Gitlab, Inc., Class A(a)	35,539	2,563,073
Guidewire Software, Inc.(a)	11,803	1,408,570
HashiCorp, Inc., Class A(a)	129,437	3,374,422
JFrog Ltd.(a)	77,018	3,449,636
Klaviyo, Inc.(a)	51,370	1,361,305
MeridianLink, Inc.(a)	53,340	1,011,326
Model N, Inc.(a)	260,900	6,407,704
Nutanix, Inc., Class A(a)	73,005	4,610,996
ON24, Inc.	53,463	375,310
PowerSchool Holdings, Inc., Class A(a)	69,430	1,450,393
PROS Holdings, Inc.(a)	219,040	7,830,680
Q2 Holdings, Inc.(a)	123,670	5,717,264
SecureWorks Corp., Class A(a)	7,127	47,038
SentinelOne, Inc., Class A(a)	156,105	4,397,478
Smartsheet, Inc., Class A(a)	83,623	3,529,727
SolarWinds Corp.(a)	118,855	1,419,129
SPS Commerce, Inc.(a)	70,855	13,119,512
Upland Software, Inc.(a)	104,040	304,837
Vertex, Inc.(a)	309,652	10,398,114
Workiva, Inc., Class A(a)	96,914	8,346,234
Xperi, Inc.(a)	108,764	1,192,053
Total		157,352,540
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.9%
CPI Card Group, Inc.(a)	20,300	383,670
Super Micro Computer, Inc.(a)	15,655	13,559,109
Turtle Beach Corp.(a)	32,233	344,248
Total		14,287,027
Total Information Technology		266,519,534
Materials 3.3%
Chemicals 1.5%
AdvanSix, Inc.	40,200	1,124,796
Alto Ingredients, Inc.(a)	386,500	850,300
American Vanguard Corp.	37,402	400,949
Balchem Corp.	66,172	10,401,577
Cabot Corp.	9,700	824,015
Core Molding Technologies, Inc.(a)	44,800	822,976
Ecovyst, Inc.(a)	321,919	3,106,518
Huntsman Corp.	28,811	737,562
Ingevity Corp.(a)	30,700	1,402,376
Innospec, Inc.	8,600	1,068,722
Minerals Technologies, Inc.	19,900	1,439,964
Origin Materials, Inc.(a)	293,199	174,043
Rayonier Advanced Materials, Inc.(a)	137,113	464,813
Trinseo PLC	120,248	541,116
Valhi, Inc.	3,217	43,848
Total		23,403,575
Construction Materials 0.3%
Eagle Materials, Inc.	10,456	2,651,119
Knife River Corp.(a)	26,094	1,933,304
Total		4,584,423
Containers & Packaging 0.2%
Myers Industries, Inc.	39,900	767,277
Ranpak Holdings Corp.(a)	117,016	555,826
Silgan Holdings, Inc.	17,300	759,643
TriMas Corp.	43,200	1,015,200
Total		3,097,946
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.0%
Compass Minerals International, Inc.	43,700	996,360
Haynes International, Inc.	7,000	416,010
Kaiser Aluminum Corp.	22,747	1,649,612
Olympic Steel, Inc.	25,502	1,734,646
Radius Recycling, Inc., Class A	48,526	958,874
Ryerson Holding Corp.	67,380	2,127,860
SunCoke Energy, Inc.	176,775	1,893,260
Tredegar Corp.	210,613	916,167
Warrior Met Coal, Inc.	75,317	4,290,810
Total		14,983,599
Paper & Forest Products 0.3%
Clearwater Paper Corp.(a)	10,071	395,690
Louisiana-Pacific Corp.	19,356	1,431,763
Mercer International, Inc.	87,200	800,496
Sylvamo Corp.	16,900	1,020,929
Total		3,648,878
Total Materials		49,718,421
Real Estate 3.5%
Diversified REITs 0.1%
Armada Hoffler Properties, Inc.	20,455	208,232
Empire State Realty Trust, Inc., Class A	142,900	1,424,713
Total		1,632,945
Health Care REITs 0.0%
CareTrust REIT, Inc.	25,045	565,015
Hotel & Resort REITs 1.1%
Chatham Lodging Trust	50,394	514,019
Park Hotels & Resorts, Inc.	123,443	2,049,154
Pebblebrook Hotel Trust	108,423	1,717,420
RLJ Lodging Trust	412,632	4,897,942
Sunstone Hotel Investors, Inc.	355,263	3,975,393
Xenia Hotels & Resorts, Inc.	237,764	3,647,300
Total		16,801,228
Industrial REITs 0.2%
Plymouth Industrial REIT, Inc.	4,218	90,982
Terreno Realty Corp.	54,237	3,487,439
Total		3,578,421
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024
17

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Office REITs 0.3%
Easterly Government Properties, Inc.	51,533	608,089
Equity Commonwealth(a)	211,470	3,981,980
Orion Office REIT, Inc.	157,878	554,152
Total		5,144,221
Real Estate Management & Development 1.5%
Compass, Inc.(a)	192,374	759,877
Cushman & Wakefield PLC(a)	123,700	1,235,763
Douglas Elliman, Inc.	155,332	285,811
FirstService Corp.	76,700	12,650,131
Forestar Group, Inc.(a)	45,639	1,538,947
Howard Hughes Holdings, Inc.(a)	11,032	842,845
Newmark Group, Inc., Class A	166,170	1,792,974
Opendoor Technologies, Inc.(a)	219,545	676,199
RE/MAX Holdings, Inc., Class A	78,053	665,792
RMR Group, Inc. (The), Class A	14,584	356,871
Seritage Growth Properties, Class A(a)	147,600	1,391,868
Total		22,197,078
Retail REITs 0.1%
Alexander’s, Inc.	4,900	1,083,145
Specialized REITs 0.2%
CubeSmart	53,976	2,353,893
Total Real Estate		53,355,946
Utilities 1.4%
Electric Utilities 0.6%
Allete, Inc.	26,100	1,478,304
NRG Energy, Inc.	63,025	3,486,543
Otter Tail Corp.	17,300	1,564,958
PNM Resources, Inc.	37,800	1,380,078
Portland General Electric Co.	35,900	1,442,103
Total		9,351,986
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.4%
Northwest Natural Holding Co.	50,247	1,846,075
ONE Gas, Inc.	24,700	1,472,120
Southwest Gas Holdings, Inc.	24,900	1,696,935
Spire, Inc.	24,700	1,465,204
Total		6,480,334
Independent Power and Renewable Electricity Producers 0.1%
Vistra Corp.	29,899	1,630,691
Multi-Utilities 0.3%
Avista Corp.	44,300	1,470,760
Black Hills Corp.	28,500	1,482,855
Northwestern Energy Group, Inc.	30,300	1,451,976
Total		4,405,591
Total Utilities		21,868,602
Total Common Stocks (Cost $1,386,434,750)		1,509,478,763

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(e),(f)	13,591,474	13,588,756
Total Money Market Funds (Cost $13,588,756)		13,588,756
Total Investments in Securities (Cost: $1,400,023,506)		1,523,067,519
Other Assets & Liabilities, Net		(560,966)
Net Assets		1,522,506,553
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At February 29, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Clementia Pharmaceuticals, Inc.	04/23/2019	134,864	—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	23,214,851	332,482,083	(342,107,321)	(857)	13,588,756	6,823	779,070	13,591,474
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024
19

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	11,593,613	—	—	11,593,613
Consumer Discretionary	161,442,330	—	—	161,442,330
Consumer Staples	49,105,972	—	—	49,105,972
Energy	87,793,702	1,165,065	—	88,958,767
Financials	227,738,679	—	—	227,738,679
Health Care	206,960,417	1,182,987	0 *	208,143,404
Industrials	371,033,495	—	—	371,033,495
Information Technology	266,519,534	—	—	266,519,534
Materials	49,718,421	—	—	49,718,421
Real Estate	53,355,946	—	—	53,355,946
Utilities	21,868,602	—	—	21,868,602
Total Common Stocks	1,507,130,711	2,348,052	0 *	1,509,478,763
Money Market Funds	13,588,756	—	—	13,588,756
Total Investments in Securities	1,520,719,467	2,348,052	0 *	1,523,067,519

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024

Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,386,434,750)	$1,509,478,763
Affiliated issuers (cost $13,588,756)	13,588,756
Receivable for:
Investments sold	5,368,734
Capital shares sold	2,426,968
Dividends	1,034,987
Foreign tax reclaims	2,735
Expense reimbursement due from Investment Manager	6,161
Prepaid expenses	9,768
Deferred compensation of board members	137,216
Other assets	23,821
Total assets	1,532,077,909
Liabilities
Due to custodian	1,853
Payable for:
Investments purchased	6,955,122
Capital shares redeemed	1,940,458
Management services fees	33,839
Transfer agent fees	342,361
Compensation of chief compliance officer	132
Compensation of board members	3,298
Other expenses	121,673
Deferred compensation of board members	172,620
Total liabilities	9,571,356
Net assets applicable to outstanding capital stock	$1,522,506,553
Represented by
Paid in capital	1,416,617,760
Total distributable earnings (loss)	105,888,793
Total - representing net assets applicable to outstanding capital stock	$1,522,506,553
Institutional Class
Net assets	$1,522,503,985
Shares outstanding	96,287,751
Net asset value per share	$15.81
Institutional 3 Class
Net assets	$2,568
Shares outstanding	163
Net asset value per share(a)	$15.79

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024
21

Statement of Operations
Six Months Ended February 29, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$9,222,646
Dividends — affiliated issuers	779,070
Foreign taxes withheld	(23,904)
Total income	9,977,812
Expenses:
Management services fees	5,780,725
Transfer agent fees
Institutional Class	2,147,756
Institutional 3 Class	1
Custodian fees	35,650
Printing and postage fees	143,716
Registration fees	34,502
Accounting services fees	27,920
Legal fees	16,361
Interest on interfund lending	32
Compensation of chief compliance officer	132
Compensation of board members	13,645
Deferred compensation of board members	4,928
Other	14,536
Total expenses	8,219,904
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,293,965)
Total net expenses	6,925,939
Net investment income	3,051,873
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,387,163
Investments — affiliated issuers	6,823
Net realized gain	7,393,986
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	110,575,369
Investments — affiliated issuers	(857)
Net change in unrealized appreciation (depreciation)	110,574,512
Net realized and unrealized gain	117,968,498
Net increase in net assets resulting from operations	$121,020,371
The accompanying Notes to Financial Statements are an integral part of this statement.
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Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations
Net investment income	$3,051,873	$7,249,655
Net realized gain	7,393,986	19,800,344
Net change in unrealized appreciation (depreciation)	110,574,512	7,110,259
Net increase in net assets resulting from operations	121,020,371	34,160,258
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(30,894,816)	(116,769,104)
Institutional 3 Class	(56)	(235)
Total distributions to shareholders	(30,894,872)	(116,769,339)
Increase in net assets from capital stock activity	42,221,449	187,664,754
Total increase in net assets	132,346,948	105,055,673
Net assets at beginning of period	1,390,159,605	1,285,103,932
Net assets at end of period	$1,522,506,553	$1,390,159,605

	Six Months Ended		Year Ended
	February 29, 2024 (Unaudited)		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	13,063,421	188,851,455	46,047,183	694,404,386
Distributions reinvested	2,129,208	30,894,816	8,364,549	116,769,104
Shares redeemed	(11,927,231)	(177,524,822)	(44,014,091)	(623,508,736)
Net increase	3,265,398	42,221,449	10,397,641	187,664,754
Total net increase	3,265,398	42,221,449	10,397,641	187,664,754
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024
23

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$14.94	0.03	1.16	1.19	(0.10)	(0.22)	(0.32)
Year Ended 8/31/2023	$15.55	0.07	0.74	0.81	(0.05)	(1.37)	(1.42)
Year Ended 8/31/2022	$21.62	0.02	(2.85)	(2.83)	(0.01)	(3.23)	(3.24)
Year Ended 8/31/2021	$14.76	0.00 (d)	6.92	6.92	(0.06)	—	(0.06)
Year Ended 8/31/2020	$14.39	0.04	0.80	0.84	(0.05)	(0.42)	(0.47)
Year Ended 8/31/2019	$17.75	0.03	(2.37)	(2.34)	(0.02)	(1.00)	(1.02)
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$14.94	0.05	1.14	1.19	(0.12)	(0.22)	(0.34)
Year Ended 8/31/2023	$15.55	0.10	0.74	0.84	(0.08)	(1.37)	(1.45)
Year Ended 8/31/2022	$21.58	0.05	(2.83)	(2.78)	(0.02)	(3.23)	(3.25)
Year Ended 8/31/2021	$14.73	0.03	6.90	6.93	(0.08)	—	(0.08)
Year Ended 8/31/2020(e)	$15.37	0.04	(0.68)(f)	(0.64)	—	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Rounds to zero.
(e)	Institutional 3 Class shares commenced operations on December 18, 2019. Per share data and total return reflect activity from that date.
(f)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.
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Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$15.81	8.13%	1.17% (c)	0.99% (c)	0.44%	44%	$1,522,504
Year Ended 8/31/2023	$14.94	5.83%	1.17% (c)	0.99% (c)	0.51%	74%	$1,390,157
Year Ended 8/31/2022	$15.55	(15.57% )	1.17% (c)	0.99% (c)	0.13%	59%	$1,285,101
Year Ended 8/31/2021	$21.62	46.94%	1.13%	0.99%	0.01%	59%	$1,483,609
Year Ended 8/31/2020	$14.76	5.76%	1.09%	0.99%	0.26%	83%	$1,167,589
Year Ended 8/31/2019	$14.39	(12.85% )	1.06%	1.05%	0.22%	97%	$1,664,350
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$15.79	8.19%	0.84% (c)	0.81% (c)	0.63%	44%	$3
Year Ended 8/31/2023	$14.94	6.05%	0.89% (c)	0.81% (c)	0.67%	74%	$2
Year Ended 8/31/2022	$15.55	(15.33% )	0.84% (c)	0.81% (c)	0.30%	59%	$3
Year Ended 8/31/2021	$21.58	47.18%	0.86%	0.81%	0.16%	59%	$4
Year Ended 8/31/2020(e)	$14.73	(4.16% )	0.86%	0.81%	0.38%	83%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024
25

Notes to Financial Statements
February 29, 2024 (Unaudited)
Note 1. Organization
Multi-Manager Small Cap Equity Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes listed in the Statement of Assets and Liabilities which are not subject to any front-end sales charge or contingent deferred sales charge.
The Fund’s Board of Trustees approved a proposal to liquidate Institutional 3 Class shares of the Fund. Effective on March 11, 2024, Institutional 3 Class shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Institutional 3 Class shares of the Fund were liquidated. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
26
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024
27

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2024 was 0.82% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Conestoga Capital Advisors, LLC, Hotchkis and Wiley Capital Management, LLC, J.P. Morgan Investment Management Inc. and Jacobs Levy Equity Management, Inc., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
28
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended February 29, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Institutional Class	0.31
Institutional 3 Class	0.02
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024
29

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2024
Institutional Class	0.99%
Institutional 3 Class	0.81
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 29, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,400,024,000	229,363,000	(106,319,000)	123,044,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $628,198,465 and $605,633,693, respectively, for the six months ended February 29, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $38,260 for the six months ended February 29, 2024.
30
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 29, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	200,000	5.85	1
Interest expense incurred by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 29, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended February 29, 2024.
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024
31

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Note 9. Significant risks
Industrials sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the industrials sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At February 29, 2024, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
32
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Multi-Manager Small Cap Equity Strategies Fund  | Semiannual Report 2024
33

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Multi-Manager Small Cap Equity Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR102_08_P01_(04/24)

Multi-Manager International Equity Strategies Fund
Semiannual Report
February 29, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Multi-Manager International Equity Strategies Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Multi-Manager International Equity Strategies Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.

Portfolio management
Arrowstreet Capital, Limited Partnership
Derek Vance, CFA
Christopher Malloy, Ph.D.
Julia Yuan, CFA
Manolis Liodakis, Ph.D.
Peter Rathjens, Ph.D.
Baillie Gifford Overseas Limited
Donald Farquharson, CFA
Jenny Davis
Tom Walsh, CFA
Chris Davies
Steve Vaughan, CFA
Roderick Snell
Causeway Capital Management LLC
Sarah Ketterer
Harry Hartford
Conor Muldoon, CFA
Alessandro Valentini, CFA
Jonathan Eng
Ellen Lee
Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended February 29, 2024)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Institutional Class	05/17/18	8.76	15.33	7.75	5.39
Institutional 3 Class*	12/18/19	8.79	15.55	7.89	5.50
MSCI EAFE Index (Net)		9.23	14.41	6.77	4.48
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Equity sector breakdown (%) (at February 29, 2024)
Communication Services	4.8
Consumer Discretionary	12.2
Consumer Staples	7.8
Energy	6.5
Financials	16.3
Health Care	8.4
Industrials	17.5
Information Technology	17.9
Materials	5.3
Real Estate	0.5
Utilities	2.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Country breakdown (%) (at February 29, 2024)
Australia	0.0 (a)
Austria	0.2
Belgium	0.7
Brazil	2.2
Canada	2.7
China	2.7
Denmark	2.6
Finland	0.6
France	8.9
Germany	11.9
Hong Kong	1.3
India	1.2
Ireland	3.1
Israel	0.5
Italy	3.6
Japan	16.0
Luxembourg	0.1
Netherlands	9.0
New Zealand	0.0 (a)
Norway	0.3
Panama	0.3
Portugal	0.0 (a)
Russian Federation	0.0 (a)
Singapore	0.5
South Africa	0.3
South Korea	3.0
Spain	2.4
Sweden	1.9
Switzerland	3.6
Taiwan	1.6
Turkey	0.1
United Kingdom	15.5
United States(b)	3.2
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds and Exchange-Traded Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4
Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2023 — February 29, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Institutional Class	1,000.00	1,000.00	1,087.60	1,019.99	5.09	4.92	0.98
Institutional 3 Class	1,000.00	1,000.00	1,087.90	1,020.84	4.20	4.07	0.81
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024
5

Portfolio of Investments
February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Australia 0.0%
Aurizon Holdings Ltd.	25,745	63,807
Wesfarmers Ltd.	17,607	764,210
Total		828,017
Austria 0.2%
Erste Group Bank AG	14,525	580,756
Erste Group Bank AG	1,942	77,652
OMV AG	63,123	2,781,577
Wienerberger AG	40,580	1,418,067
Total		4,858,052
Belgium 0.7%
Anheuser-Busch InBev SA/NV	250,315	15,129,180
Proximus SADP	143,898	1,204,563
UCB SA	834	96,227
Total		16,429,970
Brazil 1.9%
Banco Bradesco SA, ADR	1,250,874	3,477,430
MercadoLibre, Inc.(a)	20,432	32,595,169
Petroleo Brasileiro SA, ADR	342,230	5,653,640
Petroleo Brasileiro SA, ADR	252,230	4,078,559
Total		45,804,798
Canada 2.7%
AbCellera Biologics, Inc.(a)	289,836	1,463,672
Alimentation Couche-Tard, Inc.	159,545	9,894,929
Canadian Pacific Kansas City Ltd.	144,613	12,278,492
Constellation Software, Inc.	5,242	14,594,054
Lumine Group, Inc.(a),(b)	299,902	8,308,820
Shopify, Inc., Class A(a)	108,715	8,302,564
Topicus.com, Inc.(a)	110,186	9,986,279
Total		64,828,810
China 2.7%
3SBio, Inc.	167,000	110,184
Agricultural Bank of China Ltd., Class H	3,074,000	1,261,095
Alibaba Group Holding Ltd.	508,532	4,675,282
Bank of Chongqing Co., Ltd., Class H	176,500	95,242
China Communications Services Corp., Ltd., Class H	290,000	123,186
Common Stocks (continued)
Issuer	Shares	Value ($)
China Construction Bank Corp., Class H	2,032,000	1,260,157
China Merchants Bank Co., Ltd., Class H	945,500	3,656,268
China Minsheng Banking Corp. Ltd., Class H	553,500	194,801
Industrial & Commercial Bank of China Ltd., Class H	805,000	412,653
Kingboard Chemical Holdings Ltd.	84,000	164,763
Kweichow Moutai Co., Ltd., Class A	29,000	6,815,522
Li Ning Co., Ltd.	192,000	475,029
Meituan, Class B(a)	301,770	3,063,620
NetEase, Inc.	59,300	1,288,150
PDD Holdings, Inc., ADR(a)	9,094	1,132,567
Pharmaron Beijing Co., Ltd., Class H(b)	47,300	63,171
Ping An Insurance Group Co. of China Ltd., Class H	930,000	4,135,867
Pop Mart International Group, Ltd.(b)	32,200	80,274
Postal Savings Bank of China Co., Ltd.	788,000	413,995
Sany Heavy Equipment International Holdings Co., Ltd.	77,000	59,542
Shenzhen Expressway Corp., Ltd., Class H	162,000	142,467
Silergy Corp.	381,000	5,027,334
SITC International Holdings Co., Ltd.	42,000	69,158
Tencent Holdings Ltd.	527,300	18,471,654
Tencent Music Entertainment Group, ADR(a)	904,826	9,473,528
WuXi AppTec Co., Ltd., Class H	2,300	14,178
Total		62,679,687
Denmark 2.6%
Ambu A/S(a)	232,944	4,075,923
AP Moller - Maersk A/S, Class A	736	999,762
AP Moller - Maersk A/S, Class B	223	316,469
Demant A/S(a)	172,340	8,640,608
DSV A/S	68,105	10,927,484
Novo Nordisk A/S	125,512	14,981,826
Novo Nordisk A/S, ADR	15,727	1,883,623
Novozymes AS, Class B	273,254	15,413,685
Pandora A/S	25,014	4,045,271
Total		61,284,651
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Finland 0.6%
KONE OYJ, Class B	166,546	8,154,330
Nokia OYJ	359,372	1,266,821
Nordea Bank Abp	374,826	4,562,925
TietoEVRY Oyj	21,059	491,578
Wartsila OYJ	23,753	367,715
Total		14,843,369
France 8.9%
Air Liquide SA	58,637	11,918,135
Alstom SA	1,361,253	18,194,067
AXA SA	372,795	13,272,217
BNP Paribas SA	189,285	11,360,897
Carrefour SA	496,485	8,341,626
Christian Dior SE	198	171,407
Danone SA	448,490	28,618,768
Dassault Systemes SE	343,262	16,085,638
Edenred SE	220,629	10,917,524
Engie SA	663,892	10,653,075
Kering SA	59,950	27,614,652
LVMH Moet Hennessy Louis Vuitton SE	9,324	8,510,347
Nexans SA	46,809	4,824,341
Orange SA	407,986	4,676,731
Sanofi SA	141,304	13,468,338
Sanofi SA, ADR	688	32,921
Sartorius Stedim Biotech	24,631	6,779,645
Societe Generale SA	33,655	817,334
TotalEnergies SE	21,153	1,348,275
Valeo SE	274,127	3,163,442
VINCI SA	64,965	8,324,756
Total		209,094,136
Germany 11.5%
Allianz SE, Registered Shares	103,553	28,441,398
Bayer AG, Registered Shares	191,553	5,787,614
Bayerische Motoren Werke AG	139,061	16,449,270
Beiersdorf AG	16,006	2,294,318
BioNTech SE, ADR(a)	41,271	3,671,468
Continental AG	5,345	428,751
Deutsche Bank AG, Registered Shares	64,172	859,438
Common Stocks (continued)
Issuer	Shares	Value ($)
Deutsche Bank AG, Registered Shares	16,798	225,597
Deutsche Boerse AG	77,524	16,229,449
Deutsche Telekom AG, Registered Shares	1,091,469	25,943,117
DHL Group	87,791	4,076,492
E.ON SE	301,974	3,855,998
Evonik Industries AG	8,710	160,780
Fresenius SE & Co. KGaA	54,215	1,518,301
Henkel AG & Co. KGaA	37,852	2,553,753
Infineon Technologies AG	319,905	11,486,382
Mercedes-Benz Group AG, Registered Shares	222,246	17,709,649
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	22,622	10,532,200
Rational AG	12,787	10,522,184
RWE AG	298,560	10,000,972
SAP SE	355,276	66,576,379
SAP SE, ADR	29,325	5,509,288
Scout24 SE	234,373	17,042,374
Siemens AG, Registered Shares	42,813	8,475,645
TeamViewer SE(a)	58,302	922,296
Volkswagen AG	403	63,425
Total		271,336,538
Hong Kong 1.3%
AIA Group Ltd.	2,194,000	17,686,244
ASMPT Ltd.	116,500	1,428,818
BYD Electronic International Co., Ltd.	564,000	2,129,590
China Taiping Insurance Holdings Co., Ltd.	275,000	238,926
CK Hutchison Holdings Ltd.	245,500	1,240,041
Hua Hong Semiconductor Ltd.(a)	223,000	477,941
Jardine Matheson Holdings Ltd.	33,100	1,389,695
Lenovo Group Ltd.	528,000	583,297
Link REIT (The)	998,100	4,949,187
Techtronic Industries Co., Ltd.	79,500	857,664
WH Group Ltd.	350,000	210,335
Xinyi Glass Holdings Ltd.	64,000	65,054
Total		31,256,792
India 1.2%
HDFC Bank Ltd., ADR	239,314	12,803,299
Reliance Industries Ltd., GDR(b)	219,300	15,617,915
Total		28,421,214
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 3.1%
CRH PLC	256,246	21,342,813
CRH PLC	12,845	1,082,962
Kingspan Group PLC	194,757	17,611,678
Ryanair Holdings PLC, ADR	235,433	32,548,612
Total		72,586,065
Israel 0.5%
Bank Hapoalim BM	51,361	491,974
Bank Leumi Le-Israel BM	80,660	676,307
Bezeq Israeli Telecommunication Corp., Ltd.	92,275	124,614
Check Point Software Technologies Ltd.(a)	28,507	4,573,093
CyberArk Software Ltd.(a)	1,756	463,163
Israel Chemicals Ltd.	11,323	60,140
Israel Discount Bank Ltd.	51,355	267,940
Mizrahi Tefahot Bank Ltd.	7,805	308,926
Monday.com Ltd.(a)	17,900	3,991,879
NiCE Ltd.(a)	2,297	561,975
Wix.com Ltd.(a)	2,541	356,197
Total		11,876,208
Italy 3.6%
Assicurazioni Generali SpA	305,562	7,247,636
Azimut Holding SpA	101,498	2,910,929
Banca Generali SpA	10,937	404,346
Banca Mediolanum SpA	21,469	231,076
Banco BPM SpA	51,003	296,930
Buzzi Unicem SpA	6,093	205,884
Enel SpA	2,887,361	18,372,432
ENI SpA	727,056	11,195,531
ENI SpA, ADR	76,442	2,350,592
FinecoBank Banca Fineco SpA	642,850	8,905,748
Intesa Sanpaolo SpA	1,012,972	3,225,718
Leonardo-Finmeccanica SpA	16,872	360,726
Mediobanca Banca di Credito Finanziario SpA	23,525	320,459
Poste Italiane SpA	25,199	295,568
Technoprobe SpA(a)	547,342	5,505,772
UniCredit SpA	683,541	22,894,952
Total		84,724,299
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 16.0%
AGC, Inc.	43,000	1,537,633
Air Water, Inc.	1,100	15,871
Aisin Corp.	6,300	237,921
Alfresa Holdings Corp.	20,900	311,683
Astellas Pharma, Inc.	166,000	1,814,173
Awa Bank Ltd. (The)	2,300	41,621
Brother Industries Ltd.	33,000	553,681
Canon, Inc.	255,700	7,477,902
Chubu Electric Power Co., Inc.	282,500	3,516,069
Dai Nippon Toryo Co., Ltd.	6,400	49,192
Dai-ichi Life Holdings, Inc.	238,900	5,438,361
Daiwa Securities Group, Inc.	89,100	656,907
Denso Corp.	582,392	10,713,289
Disco Corp.	13,600	4,432,067
Dowa Holdings	39,000	1,362,722
East Japan Railway Co.	39,400	2,330,964
Electric Power Development Co., Ltd.	176,800	2,903,960
ENEOS Holdings, Inc.	137,100	591,530
FANUC Corp.	933,050	27,197,837
Fast Retailing Co., Ltd.	7,600	2,201,339
FCC Co., Ltd.	28,300	400,561
FUJIFILM Holdings Corp.	90,600	5,770,924
Fujitsu Ltd.	34,200	5,344,528
Furukawa Electric Co., Ltd.	47,800	947,399
Hitachi Ltd.	46,000	3,897,145
Hokkaido Electric Power Co., Inc.	43,200	197,566
Honda Motor Co., Ltd.	1,406,700	16,715,196
Hyakujushi Bank Ltd. (The)	22,200	417,117
Idemitsu Kosan Co., Ltd.	45,000	284,559
Iida Group Holdings Co., Ltd.	37,900	489,058
Inpex Corp.	1,039,000	13,848,533
ITOCHU ENEX Co., Ltd.	41,600	424,795
Japan Electronic Materials Corp.	25,600	431,961
Japan Exchange Group, Inc.	31,600	827,338
Japan Petroleum Exploration Co., Ltd.	4,700	190,869
Japan Post Holdings Co., Ltd.	302,300	2,917,553
Japan Post Insurance Co., Ltd.	78,800	1,452,301
JFE Holdings, Inc.	57,100	936,458
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kansai Electric Power Co., Inc. (The)	32,200	411,802
Kawasaki Kisen Kaisha Ltd.	5,800	276,840
KDDI Corp.	72,000	2,176,689
Keyence Corp.	17,500	8,201,479
Kirin Holdings Co., Ltd.	214,600	2,983,399
Kissei Pharmaceutical Co., Ltd.	4,300	97,532
Konica Minolta, Inc.(a)	18,800	62,072
Kyocera Corp.	227,800	3,361,987
Kyocera Corp., ADR	32,350	475,060
Lasertec Corp.	15,600	4,185,762
Mazda Motor Corp.	28,200	327,473
Mebuki Financial Group, Inc.	14,400	45,018
Megmilk Snow Brand Co., Ltd.	37,500	562,401
Mitsubishi Corp.	199,600	4,281,328
Mitsubishi Electric Corp.	466,100	7,424,036
Mitsubishi Logisnext Co., Ltd.	50,800	561,131
Mitsubishi Motors Corp.	128,900	398,080
Mitsubishi Pencil Co., Ltd.	28,900	458,318
Mitsui & Co., Ltd.	151,300	6,645,482
Mitsui Mining & Smelting Co., Ltd.	56,400	1,662,847
Mitsui OSK Lines Ltd.	14,600	499,991
Mixi, Inc.	29,500	486,075
MonotaRO Co., Ltd	546,080	5,223,204
MS&AD Insurance Group Holdings, Inc.	135,500	6,771,241
Murata Manufacturing Co., Ltd.	778,500	15,688,331
NEC Corp.	16,600	1,120,454
NGK Insulators Ltd.	66,800	872,352
Nidec Corp.	110,544	4,195,005
Nihon M&A Center Holdings, Inc.	1,048,900	7,034,583
Nintendo Co., Ltd.	179,150	10,010,952
Nippon Steel Corp.	133,000	3,300,483
Nissan Motor Co., Ltd.	102,900	405,392
Nomura Holdings, Inc.	205,800	1,171,757
Obic Co., Ltd.	3,200	501,133
OKUMA Corp.	2,900	136,411
Okumura Corp.	48,500	1,648,913
Ono Pharmaceutical Co., Ltd.	9,500	157,316
ORIX Corp.	125,400	2,634,722
Osaka Gas Co., Ltd.	86,300	1,722,255
Common Stocks (continued)
Issuer	Shares	Value ($)
Otsuka Corp.	1,900	83,546
Otsuka Holdings Co., Ltd.	16,500	669,513
Panasonic Holdings Corp.	444,600	4,203,085
Press Kogyo Co., Ltd.	149,800	673,735
Recruit Holdings Co., Ltd.	165,800	6,687,683
Renesas Electronics Corp.	4,800	79,311
Ricoh Co., Ltd.	104,200	867,874
Ryohin Keikaku Co., Ltd.	75,500	1,192,992
San-Ai Obbli Co., Ltd.	38,500	505,127
Sanshin Electronics Co., Ltd.	4,100	64,222
SCSK Corp.	37,900	699,052
Sega Sammy Holdings, Inc.	53,200	667,878
Seikitokyu Kogyo Co., Ltd.	91,700	1,199,393
Seiko Epson Corp.	176,800	2,861,969
Sekisui Chemical Co., Ltd.	3,500	49,348
Seven & I Holdings Co., Ltd.	900,000	13,412,654
Shikoku Electric Power Co., Inc.	86,700	629,882
Shimadzu Corp.	4,000	109,273
Shimano, Inc.	47,833	6,624,943
Shiseido Co., Ltd.	214,947	5,843,776
SMC Corp.	18,388	11,098,560
Socionext, Inc.	5,000	128,921
Sojitz Corp.	139,600	3,545,338
Sompo Holdings, Inc.	77,500	4,543,503
Sony Group Corp.	180,623	15,560,344
Stanley Electric Co., Ltd.	12,300	210,863
Starzen Co., Ltd.	2,300	43,335
Subaru Corp.	121,800	2,755,823
Sumco Corp.	329,500	5,171,122
Sumiseki Holdings, Inc.	74,400	1,381,105
Sumitomo Corp.	25,800	605,679
Sumitomo Forestry Co., Ltd.	2,600	74,205
Suntory Beverage & Food Ltd.	44,100	1,448,125
Suzuken Co., Ltd.	64,600	1,923,216
Suzuki Motor Corp.	2,400	105,649
SWCC Corp.	8,700	195,274
Takara Standard Co., Ltd.	1,400	17,232
Takeda Pharmaceutical Co., Ltd.	454,200	13,283,626
Terumo Corp.	9,000	350,655
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024
9

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tokai Rika Co., Ltd.	4,600	75,438
Tokio Marine Holdings, Inc.	121,100	3,538,137
Tokyo Electric Power Co. Holdings, Inc.(a)	419,600	2,269,951
Tokyo Electron Ltd.	66,700	16,548,864
Tokyo Gas Co., Ltd.	160,200	3,506,489
Tokyo Steel Manufacturing Co., Ltd.	157,300	1,753,953
Toyoda Gosei Co., Ltd.	3,600	74,251
Toyota Tsusho Corp.	10,600	686,705
Trend Micro, Inc.	10,900	541,691
Tsubakimoto Chain Co.	6,200	202,168
Wakita & Co., Ltd.	14,000	143,614
Yamaichi Electronics Co., Ltd.	6,800	102,855
Yamato Kogyo Co., Ltd.	1,700	94,879
Yamazen Corp.	131,800	1,116,878
Yokogawa Electric Corp.	8,800	186,277
Yuasa Trading Co., Ltd.	14,000	469,423
Total		377,937,293
Luxembourg 0.1%
ArcelorMittal SA	14,513	379,472
ArcelorMittal, Registered Shares	104,800	2,733,184
Total		3,112,656
Netherlands 9.0%
Adyen NV(a)	9,090	14,382,550
Akzo Nobel NV	226,465	16,506,837
ArcelorMittal SA	208,073	5,427,669
ASML Holding NV	43,871	41,633,663
ASML Holding NV	7,986	7,600,117
EXOR NV	87,265	9,426,033
Heineken NV	29,823	2,755,386
IMCD NV	74,909	11,428,075
ING Groep NV	1,106,464	15,226,998
Koninklijke Philips NV	877,121	17,671,596
Prosus NV	120,660	3,524,239
Shell PLC	447,210	13,832,133
Shell PLC	831,359	26,120,659
Stellantis NV	301,972	7,895,864
Stellantis NV	119,590	3,128,428
Stellantis NV	361,296	9,487,633
STMicroelectronics NV	56,377	2,559,928
Common Stocks (continued)
Issuer	Shares	Value ($)
STMicroelectronics NV	86,653	3,935,834
Wolters Kluwer NV, ADR	2,199	347,277
Total		212,890,919
New Zealand 0.0%
Xero Ltd.(a)	999	83,086
Norway 0.3%
Aker Carbon Capture ASA(a)	3,549,096	2,706,504
Equinor ASA	52,687	1,298,143
Equinor ASA, ADR	96,750	2,381,985
Kongsberg Gruppen ASA	3,661	233,322
Total		6,619,954
Panama 0.3%
Copa Holdings SA, Class A	60,443	5,891,379
Portugal 0.0%
Galp Energia SGPS SA	18,782	295,548
Russian Federation —%
Gazprom PJSC(a),(c),(d),(e),(f)	1,247,200	0
Lukoil PJSC(c),(d),(e),(f)	31,251	—
MMC Norilsk Nickel PJSC(c),(d),(f)	20,201	—
MMC Norilsk Nickel PJSC, ADR(a),(c),(d),(f)	5	—
Rosneft Oil Co. PJSC(c),(d),(e),(f)	563,548	0
Sberbank of Russia PJSC(c),(d),(e),(f),(g)	436,630	—
Total		0
Singapore 0.5%
Genting Singapore Ltd.	251,800	170,401
United Overseas Bank Ltd.	397,100	8,263,100
Yangzijiang Shipbuilding Holdings Ltd.	1,939,500	2,527,340
Total		10,960,841
South Africa 0.3%
Discovery Ltd.	1,143,241	8,108,008
South Korea 3.0%
Coupang, Inc., Class A(a)	386,920	7,165,758
Hana Financial Group, Inc.	44,584	1,896,955
Samsung Electronics Co., Ltd.	601,392	33,192,580
Samsung Electronics Co., Ltd. GDR	17,341	23,613,853
SK Hynix, Inc.	41,192	4,855,898
Total		70,725,044
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 2.4%
Aena SME SA	67,340	12,793,907
Amadeus IT Group SA, Class A	319,749	18,915,996
Banco Bilbao Vizcaya Argentaria SA	282,661	2,819,344
Banco Bilbao Vizcaya Argentaria SA, ADR	37,847	376,578
Banco Santander SA	780,667	3,253,420
Banco Santander SA, ADR	86,717	356,407
CaixaBank SA	781,597	3,535,707
Iberdrola SA	702,692	8,070,528
Mapfre SA	150,458	319,409
Repsol SA	317,486	5,043,289
Repsol SA, ADR	4,279	67,929
Total		55,552,514
Sweden 1.9%
ASSA ABLOY AB, Class B	181,891	5,191,989
Atlas Copco AB, Class B	1,251,138	18,731,206
Epiroc AB, Class B	663,535	10,949,077
Essity AB, Class B	117,642	2,742,949
H & M Hennes & Mauritz AB	191,402	2,599,056
Industrivarden AB, Class A	5,530	188,785
Investor AB, Class B	15,912	400,334
MIPS AB	81,084	2,481,467
Swedbank AB, Class A	39,473	868,125
Telia Co. AB	92,388	219,865
Total		44,372,853
Switzerland 3.6%
ABB Ltd.	27,929	1,288,709
ABB Ltd., ADR	2,538	116,900
Cie Financiere Richemont SA, Class A, Registered Shares	121,906	19,404,658
Holcim AG, Registered Shares(a)	74,513	6,081,717
Julius Baer Group Ltd.	97,704	5,233,935
Logitech International SA	34,321	3,014,070
Logitech International SA	50,704	4,486,616
Nestlé SA, Registered Shares	98,247	10,189,905
Novartis AG, ADR	36,045	3,639,464
Novartis AG, Registered Shares	125,640	12,676,771
Swatch Group AG (The), Registered Shares	8,846	404,125
Swiss Re AG	116,463	14,056,451
Common Stocks (continued)
Issuer	Shares	Value ($)
Temenos AG, Registered Shares	2,935	220,876
Wizz Air Holdings PLC(a)	100,392	2,715,434
Zurich Insurance Group AG	4,463	2,374,452
Total		85,904,083
Taiwan 1.6%
Sea Ltd. ADR(a)	93,308	4,527,304
Taiwan Semiconductor Manufacturing Co., Ltd.	1,568,400	34,370,736
Total		38,898,040
Turkey 0.1%
Turkiye Garanti Bankasi AS	619,004	1,250,633
Turkiye Is Bankasi AS	4,218,497	1,495,973
Total		2,746,606
United Kingdom 15.5%
Anglo American PLC	218,682	4,711,935
ARM Holdings PLC, ADR(a)	20,598	2,905,142
AstraZeneca PLC	158,423	19,969,776
B&M European Value Retail SA	226,384	1,505,741
Barclays Bank PLC	11,845,005	24,756,138
Barclays Bank PLC, ADR	236,383	2,009,255
Bellway PLC	19,437	662,959
BP PLC	4,856,314	28,215,532
BP PLC, ADR	232,996	8,152,530
British American Tobacco PLC	414,225	12,307,217
BT Group PLC	242,957	320,697
Compass Group PLC	311,338	8,542,687
Croda International PLC	29,066	1,752,302
Diageo PLC	545,378	20,432,755
Experian PLC	326,313	13,974,541
GSK PLC	1,081,595	22,625,301
IG Group Holdings PLC	260,655	2,300,778
Kingfisher PLC	1,521,233	4,511,364
Legal & General Group PLC	2,825,282	8,662,451
NatWest Group PLC	2,253,245	6,812,920
Oxford Nanopore Technologies PLC(a)	973,427	1,634,247
Prudential PLC	2,049,880	20,197,155
Reckitt Benckiser Group PLC	332,217	20,990,444
RELX PLC	233,229	10,216,388
RELX PLC	298,673	13,078,401
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024
11

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
RELX PLC, ADR	50,574	2,221,210
Rio Tinto PLC	400,077	25,665,088
Rolls-Royce Holdings PLC(a)	10,241,923	47,802,191
Segro PLC	566,064	6,054,336
Unilever PLC	297,003	14,503,929
Vodafone Group PLC	4,132,412	3,629,949
Vodafone Group PLC, ADR	478,441	4,277,262
Total		365,402,621
United States 1.9%
Roche Holding AG, Genusschein Shares	138,250	36,147,017
Spotify Technology SA(a)	32,699	8,384,351
Total		44,531,368
Total Common Stocks (Cost $1,928,852,246)		2,314,885,419

Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
United States 0.2%
iShares MSCI EAFE ETF	26,934	2,080,651
iShares MSCI Eurozone ETF	18,580	911,349
Vanguard FTSE Developed Markets ETF	14,032	683,078
Total		3,675,078
Total Exchange-Traded Equity Funds (Cost $3,412,892)		3,675,078

Preferred Stocks 0.7%
Issuer	Shares	Value ($)
Brazil 0.3%
Petroleo Brasileiro SA	783,100	6,310,673
Germany 0.4%
BMW AG	2,878	315,526
Volkswagen AG	67,423	9,156,095
Total		9,471,621
Total Preferred Stocks (Cost $13,780,664)		15,782,294

Warrants —%
Issuer	Shares	Value ($)
Canada —%
Constellation Software, Inc.(a),(c),(f)	5,743	0
Total Warrants (Cost $—)		0

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(h),(i)	26,639,486	26,634,158
Total Money Market Funds (Cost $26,631,238)		26,634,158
Total Investments in Securities (Cost $1,972,677,040)		2,360,976,949
Other Assets & Liabilities, Net		116,033
Net Assets		$2,361,092,982
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 29, 2024, the total value of these securities amounted to $24,070,180, which represents 1.02% of total net assets.

(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At February 29, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Gazprom PJSC	11/11/2020-06/10/2021	1,247,200	3,820,620	—
Lukoil PJSC	03/30/2020-12/29/2021	31,251	2,094,074	—
MMC Norilsk Nickel PJSC	08/07/2019-11/22/2021	20,201	4,978,804	—
MMC Norilsk Nickel PJSC, ADR	08/07/2019-11/22/2021	5	123	—
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Rosneft Oil Co. PJSC	03/31/2020-03/16/2021	563,548	3,458,257	—
Sberbank of Russia PJSC	03/29/2021-04/08/2021	436,630	1,642,454	—
			15,994,332	—

(e)
As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)
On May 25, 2022, the Office of Foreign Assets Control (OFAC) license permitting the holding of the Sberbank position expired, and the position is now considered blocked property. As such the security has been segregated on the Fund’s books and records and cannot be sold or transferred at this time.

(h)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(i)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	35,781,258	193,614,559	(202,757,885)	(3,774)	26,634,158	9,918	827,386	26,639,486
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024
13

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	828,017	—	828,017
Austria	—	4,858,052	—	4,858,052
Belgium	—	16,429,970	—	16,429,970
Brazil	45,804,798	—	—	45,804,798
Canada	64,828,810	—	—	64,828,810
China	10,606,095	52,073,592	—	62,679,687
Denmark	1,883,623	59,401,028	—	61,284,651
Finland	—	14,843,369	—	14,843,369
France	32,921	209,061,215	—	209,094,136
Germany	9,406,353	261,930,185	—	271,336,538
Hong Kong	—	31,256,792	—	31,256,792
India	12,803,299	15,617,915	—	28,421,214
Ireland	33,631,574	38,954,491	—	72,586,065
Israel	9,384,332	2,491,876	—	11,876,208
Italy	2,350,592	82,373,707	—	84,724,299
Japan	—	377,937,293	—	377,937,293
Luxembourg	2,733,184	379,472	—	3,112,656
Netherlands	17,087,750	195,803,169	—	212,890,919
New Zealand	—	83,086	—	83,086
Norway	2,381,985	4,237,969	—	6,619,954
Panama	5,891,379	—	—	5,891,379
Portugal	—	295,548	—	295,548
Russian Federation	—	—	0 *	0 *
Singapore	—	10,960,841	—	10,960,841
South Africa	—	8,108,008	—	8,108,008
South Korea	7,165,758	63,559,286	—	70,725,044
Spain	732,985	54,819,529	—	55,552,514
Sweden	—	44,372,853	—	44,372,853
Switzerland	6,653,534	79,250,549	—	85,904,083
Taiwan	4,527,304	34,370,736	—	38,898,040
Turkey	—	2,746,606	—	2,746,606
United Kingdom	19,565,399	345,837,222	—	365,402,621
United States	8,384,351	36,147,017	—	44,531,368
Total Common Stocks	265,856,026	2,049,029,393	0 *	2,314,885,419
Exchange-Traded Equity Funds	3,675,078	—	—	3,675,078
Preferred Stocks
Brazil	6,310,673	—	—	6,310,673
Germany	—	9,471,621	—	9,471,621
Total Preferred Stocks	6,310,673	9,471,621	—	15,782,294
Warrants
Canada	—	—	0 *	0 *
Total Warrants	—	—	0 *	0 *
Money Market Funds	26,634,158	—	—	26,634,158
Total Investments in Securities	302,475,935	2,058,501,014	0 *	2,360,976,949

*	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Fair value measurements   (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024
15

Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,946,045,802)	$2,334,342,791
Affiliated issuers (cost $26,631,238)	26,634,158
Cash	8,095
Foreign currency (cost $411,041)	411,261
Receivable for:
Investments sold	15,783,122
Capital shares sold	3,737,683
Dividends	4,475,445
Foreign tax reclaims	9,152,259
Expense reimbursement due from Investment Manager	977
Prepaid expenses	13,941
Deferred compensation of board members	62,176
Total assets	2,394,621,908
Liabilities
Payable for:
Investments purchased	29,984,938
Capital shares redeemed	2,997,148
Management services fees	50,466
Transfer agent fees	264,778
Compensation of chief compliance officer	215
Compensation of board members	4,697
Other expenses	114,912
Deferred compensation of board members	111,772
Total liabilities	33,528,926
Net assets applicable to outstanding capital stock	$2,361,092,982
Represented by
Paid in capital	2,066,244,513
Total distributable earnings (loss)	294,848,469
Total - representing net assets applicable to outstanding capital stock	$2,361,092,982
Institutional Class
Net assets	$2,361,089,999
Shares outstanding	197,652,340
Net asset value per share	$11.95
Institutional 3 Class
Net assets	$2,983
Shares outstanding	249
Net asset value per share	$11.98
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024

Statement of Operations
Six Months Ended February 29, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$18,461,141
Dividends — affiliated issuers	827,386
European Union tax reclaim	1,156,635
Foreign taxes withheld	(1,458,551)
Total income	18,986,611
Expenses:
Management services fees	8,873,579
Transfer agent fees
Institutional Class	1,768,539
Institutional 3 Class	1
Custodian fees	166,458
Printing and postage fees	119,651
Registration fees	39,187
Accounting services fees	36,857
Legal fees	22,584
Compensation of chief compliance officer	215
Compensation of board members	18,914
Deferred compensation of board members	6,877
Other	69,912
Total expenses	11,122,774
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(119,559)
Total net expenses	11,003,215
Net investment income	7,983,396
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	45,669,514
Investments — affiliated issuers	9,918
Foreign currency translations	132,790
Net realized gain	45,812,222
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	133,245,884
Investments — affiliated issuers	(3,774)
Foreign currency translations	(1,279)
Net change in unrealized appreciation (depreciation)	133,240,831
Net realized and unrealized gain	179,053,053
Net increase in net assets resulting from operations	$187,036,449
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024
17

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations
Net investment income	$7,983,396	$47,970,010
Net realized gain (loss)	45,812,222	(39,608,688)
Net change in unrealized appreciation (depreciation)	133,240,831	472,653,097
Net increase in net assets resulting from operations	187,036,449	481,014,419
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(50,531,449)	(53,998,519)
Institutional 3 Class	(70)	(64)
Total distributions to shareholders	(50,531,519)	(53,998,583)
Decrease in net assets from capital stock activity	(129,180,629)	(310,005,226)
Total increase in net assets	7,324,301	117,010,610
Net assets at beginning of period	2,353,768,681	2,236,758,071
Net assets at end of period	$2,361,092,982	$2,353,768,681

	Six Months Ended		Year Ended
	February 29, 2024 (Unaudited)		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	18,149,678	205,112,924	31,488,200	333,842,940
Distributions reinvested	4,386,410	50,531,449	5,526,972	53,998,519
Shares redeemed	(34,280,729)	(384,825,002)	(66,536,731)	(697,846,685)
Net decrease	(11,744,641)	(129,180,629)	(29,521,559)	(310,005,226)
Total net decrease	(11,744,641)	(129,180,629)	(29,521,559)	(310,005,226)
The accompanying Notes to Financial Statements are an integral part of this statement.
18
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Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024
19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$11.24	0.04 (c)	0.93	0.97	(0.26)	—	(0.26)
Year Ended 8/31/2023	$9.36	0.22	1.90	2.12	(0.24)	—	(0.24)
Year Ended 8/31/2022	$12.67	0.24	(3.17)	(2.93)	(0.14)	(0.24)	(0.38)
Year Ended 8/31/2021	$10.02	0.15	2.65	2.80	(0.15)	—	(0.15)
Year Ended 8/31/2020	$9.06	0.11	1.10	1.21	(0.25)	—	(0.25)
Year Ended 8/31/2019	$9.67	0.23	(0.77)	(0.54)	(0.07)	—	(0.07)
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$11.28	0.05 (c)	0.93	0.98	(0.28)	—	(0.28)
Year Ended 8/31/2023	$9.39	0.24	1.91	2.15	(0.26)	—	(0.26)
Year Ended 8/31/2022	$12.69	0.26	(3.16)	(2.90)	(0.16)	(0.24)	(0.40)
Year Ended 8/31/2021	$10.05	0.17	2.63	2.80	(0.16)	—	(0.16)
Year Ended 8/31/2020(f)	$10.04	0.10	(0.09)(g)	0.01	—	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Net investment income per share includes European Union tax reclaims which amounted to $0.01 per share. Excluding this amount, the ratio of net investment income to average net assets would have been lower by 0.10%.

(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Institutional 3 Class shares commenced operations on December 18, 2019. Per share data and total return reflect activity from that date.
(g)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.
20
Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$11.95	8.76%	0.99%	0.98%	0.71% (c)	19%	$2,361,090
Year Ended 8/31/2023	$11.24	23.04%	0.99% (d)	0.98% (d)	2.09%	43%	$2,353,766
Year Ended 8/31/2022	$9.36	(23.66% )	0.96% (d)	0.96% (d)	2.20%	59%	$2,236,756
Year Ended 8/31/2021	$12.67	28.10%	0.99% (d)	0.99% (d)	1.24%	82%	$2,531,606
Year Ended 8/31/2020	$10.02	13.34%	1.00% (d),(e)	0.98% (d),(e)	1.22%	89%	$2,045,267
Year Ended 8/31/2019	$9.06	(5.53% )	1.02% (d)	1.02% (d)	2.54%	63%	$1,901,132
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$11.98	8.79%	0.81%	0.81%	0.88% (c)	19%	$3
Year Ended 8/31/2023	$11.28	23.28%	0.83% (d)	0.83% (d)	2.28%	43%	$3
Year Ended 8/31/2022	$9.39	(23.42% )	0.80% (d)	0.80% (d)	2.34%	59%	$2
Year Ended 8/31/2021	$12.69	28.07%	0.83% (d)	0.81% (d)	1.43%	82%	$3
Year Ended 8/31/2020(f)	$10.05	0.10%	0.86% (d)	0.84% (d)	1.57%	89%	$3
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024
21

Notes to Financial Statements
February 29, 2024 (Unaudited)
Note 1. Organization
Multi-Manager International Equity Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes listed in the Statement of Assets and Liabilities which are not subject to any front-end sales charge or contingent deferred sales charge.
The Fund’s Board of Trustees approved a proposal to liquidate Institutional 3 Class shares of the Fund. Effective on March 11, 2024, Institutional 3 Class shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Institutional 3 Class shares of the Fund were liquidated. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
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Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024
23

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
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Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2024 was 0.79% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Arrowstreet Capital, Limited Partnership, Baillie Gifford Overseas Limited and Causeway Capital Management LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of the investments in the Fund may also vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024
25

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
For the six months ended February 29, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Institutional Class	0.16
Institutional 3 Class	0.02
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2024 through December 31, 2024	Prior to January 1, 2024
Institutional Class	0.96%	0.99%
Institutional 3 Class	0.83	0.85
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 29, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,972,677,000	518,716,000	(130,416,000)	388,300,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
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Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(61,670,453)	(20,119,269)	(81,789,722)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $427,603,960 and $577,624,634, respectively, for the six months ended February 29, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $12,042 for the six months ended February 29, 2024.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 29, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed.
Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024
27

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended February 29, 2024.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
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Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At February 29, 2024, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to
Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024
29

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
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Multi-Manager International Equity Strategies Fund  | Semiannual Report 2024

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Multi-Manager International Equity Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR302_08_P01_(04/24)

Overseas SMA Completion Portfolio
Semiannual Report
February 29, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Overseas SMA Completion Portfolio (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investment-products/managed-accounts/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investment-products/managed-accounts/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investment-products/managed-accounts/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Overseas SMA Completion Portfolio | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
The Fund is intended to be used as part of a broader separately managed account (SMA) program. The objective of the Fund is intended to be evaluated in the context of the broader SMA program. The Fund is not designed to be used as a stand-alone investment.

Portfolio management
Fred Copper, CFA
Co-Portfolio Manager
Managed Fund since 2019
Daisuke Nomoto, CMA (SAAJ)
Co-Portfolio Manager
Managed Fund since 2019
Paul DiGiacomo, CFA
Co-Portfolio Manager
Managed Fund since January 2024
Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended February 29, 2024)
	Inception	6 Months cumulative	1 Year	Life
Overseas SMA Completion Portfolio	09/12/19	4.93	7.17	4.98
MSCI EAFE Value Index (Net)		7.42	12.12	6.13
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investment-products/managed-accounts/ or calling 800.345.6611.
The Fund is only offered to SMA clients as described in the Fund’s prospectus. The Fund’s performance does not reflect any payments to SMA program sponsors or the Investment Manager of any applicable fees by clients in SMA programs and will differ from the performance of a participant’s overall SMA. For more information about your SMA’s performance, please contact your SMA program sponsor or financial intermediary.
The MSCI EAFE Value Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free-float adjusted market capitalization of the MSCI EAFE Index (Net), and consists of those securities classified by MSCI Inc. as most representing the value style, such as, higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Value Index (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Overseas SMA Completion Portfolio  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Equity sector breakdown (%) (at February 29, 2024)
Communication Services	4.4
Consumer Discretionary	11.5
Consumer Staples	7.8
Energy	5.1
Financials	27.0
Health Care	2.3
Industrials	19.2
Information Technology	11.9
Materials	7.5
Utilities	3.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Country breakdown (%) (at February 29, 2024)
Australia	4.9
China	1.8
Finland	2.6
France	3.1
Germany	4.6
Greece	3.6
Ireland	0.3
Israel	4.1
Japan	38.6
Netherlands	5.6
Norway	2.8
Singapore	6.4
South Korea	1.8
Spain	0.4
Taiwan	2.7
United Kingdom	16.1
United States(a)	0.6
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4
Overseas SMA Completion Portfolio  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2023 — February 29, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Overseas SMA Completion Portfolio	1,000.00	1,000.00	1,049.30	1,024.86	0.00	0.00	0.00
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Overseas SMA Completion Portfolio  | Semiannual Report 2024
5

Portfolio of Investments
February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.1%
Issuer	Shares	Value ($)
Australia 4.9%
Northern Star Resources Ltd.	29,323	243,753
China 1.7%
Guangdong Investment Ltd.	148,000	87,826
Finland 2.6%
UPM-Kymmene OYJ	3,893	130,297
France 3.0%
Eiffage SA	1,401	152,566
Germany 4.5%
Duerr AG	3,521	77,911
E.ON SE	5,895	75,275
KION Group AG	1,448	73,162
Total		226,348
Greece 3.6%
Piraeus Financial Holdings SA(a)	40,286	177,980
Ireland 0.3%
Amarin Corp. PLC, ADR(a)	759	812
Bank of Ireland Group PLC	1,603	13,999
Total		14,811
Israel 4.1%
Bank Hapoalim BM	13,148	125,942
Bezeq Israeli Telecommunication Corp., Ltd.	57,481	77,626
Total		203,568
Japan 38.3%
Dai-ichi Life Holdings, Inc.	7,700	175,284
Daiwabo Holdings Co., Ltd.	10,300	180,582
Kinden Corp.	5,800	98,886
Kusuri no Aoki Holdings Co., Ltd.	1,700	35,678
Macnica Holdings, Inc.	3,900	215,877
MatsukiyoCocokara & Co.	8,500	140,957
Mebuki Financial Group, Inc.	49,000	153,186
Sankyo Co., Ltd.	21,500	245,608
Sanwa Holdings Corp.	4,400	78,099
Shimamura Co., Ltd.	4,000	212,971
Ship Healthcare Holdings, Inc.	5,800	84,229
Sundrug Co., Ltd.	2,300	71,805
Common Stocks (continued)
Issuer	Shares	Value ($)
Takuma Co., Ltd.	4,100	53,337
TOPPAN Holdings, Inc.	7,100	169,218
Total		1,915,717
Netherlands 5.6%
ASR Nederland NV	6,021	277,898
Norway 2.7%
Leroy Seafood Group ASA	31,156	137,574
Singapore 6.3%
BW LPG Ltd.	10,880	125,586
Venture Corp., Ltd.	18,300	190,729
Total		316,315
South Korea 1.8%
Hyundai Home Shopping Network Corp.	554	19,491
Youngone Corp.	2,153	71,097
Total		90,588
Spain 0.4%
Tecnicas Reunidas SA(a)	2,293	19,439
Taiwan 2.7%
Fubon Financial Holding Co., Ltd.	61,705	132,846
United Kingdom 16.0%
BT Group PLC	106,378	140,416
Crest Nicholson Holdings PLC	7,990	21,382
DCC PLC	3,477	247,120
Diversified Energy Co. PLC	7,494	88,645
John Wood Group PLC(a)	10,288	19,216
Just Group PLC	122,899	130,367
TP Icap Group PLC	67,436	152,287
Total		799,433
United States 0.6%
Insmed, Inc.(a)	839	23,257
Sage Therapeutics, Inc.(a)	277	5,950
Total		29,207
Total Common Stocks (Cost $4,585,957)		4,956,166

The accompanying Notes to Financial Statements are an integral part of this statement.
6
Overseas SMA Completion Portfolio  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(b),(c)	69	69
Total Money Market Funds (Cost $69)		69
Total Investments in Securities (Cost $4,586,026)		4,956,235
Other Assets & Liabilities, Net		43,329
Net Assets		$4,999,564
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	106,880	1,212,136	(1,318,927)	(20)	69	57	2,611	69
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Overseas SMA Completion Portfolio  | Semiannual Report 2024
7

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	243,753	—	243,753
China	—	87,826	—	87,826
Finland	—	130,297	—	130,297
France	—	152,566	—	152,566
Germany	—	226,348	—	226,348
Greece	—	177,980	—	177,980
Ireland	812	13,999	—	14,811
Israel	—	203,568	—	203,568
Japan	—	1,915,717	—	1,915,717
Netherlands	—	277,898	—	277,898
Norway	—	137,574	—	137,574
Singapore	—	316,315	—	316,315
South Korea	—	90,588	—	90,588
Spain	—	19,439	—	19,439
Taiwan	—	132,846	—	132,846
United Kingdom	—	799,433	—	799,433
United States	29,207	—	—	29,207
Total Common Stocks	30,019	4,926,147	—	4,956,166
Money Market Funds	69	—	—	69
Total Investments in Securities	30,088	4,926,147	—	4,956,235
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Overseas SMA Completion Portfolio  | Semiannual Report 2024

Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,585,957)	$4,956,166
Affiliated issuers (cost $69)	69
Receivable for:
Investments sold	127,937
Dividends	11,091
Foreign tax reclaims	8,754
Expense reimbursement due from Investment Manager	318
Prepaid expenses	1,212
Deferred compensation of board members	8,645
Total assets	5,114,192
Liabilities
Due to custodian	14,510
Payable for:
Investments purchased	46,651
Capital shares redeemed	6,958
Transfer agent fees	8
Accounting services fees	12,499
State registration fees	6,353
Compensation of board members	1,321
Other expenses	2,738
Deferred compensation of board members	23,590
Total liabilities	114,628
Net assets applicable to outstanding capital stock	$4,999,564
Represented by
Paid in capital	5,609,692
Total distributable earnings (loss)	(610,128)
Total - representing net assets applicable to outstanding capital stock	$4,999,564
Shares outstanding	405,802
Net asset value per share	12.32
The accompanying Notes to Financial Statements are an integral part of this statement.
Overseas SMA Completion Portfolio  | Semiannual Report 2024
9

Statement of Operations
Six Months Ended February 29, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$93,965
Dividends — affiliated issuers	2,611
Foreign taxes withheld	(10,755)
Total income	85,821
Expenses:
Transfer agent fees	185
Custodian fees	7,290
Printing and postage fees	3,943
Registration fees	15,436
Accounting services fees	15,454
Legal fees	6,781
Compensation of chief compliance officer	1
Compensation of board members	5,511
Deferred compensation of board members	2,039
Other	2,400
Total expenses	59,040
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(59,040)
Total net expenses	—
Net investment income	85,821
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(232,364)
Investments — affiliated issuers	57
Foreign currency translations	(1,780)
Futures contracts	1,652
Net realized loss	(232,435)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	268,910
Investments — affiliated issuers	(20)
Foreign currency translations	47
Net change in unrealized appreciation (depreciation)	268,937
Net realized and unrealized gain	36,502
Net increase in net assets resulting from operations	$122,323
The accompanying Notes to Financial Statements are an integral part of this statement.
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Overseas SMA Completion Portfolio  | Semiannual Report 2024

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations
Net investment income	$85,821	$234,209
Net realized loss	(232,435)	(207,629)
Net change in unrealized appreciation (depreciation)	268,937	750,726
Net increase in net assets resulting from operations	122,323	777,306
Distributions to shareholders
Net investment income and net realized gains	(273,092)	(201,999)
Total distributions to shareholders	(273,092)	(201,999)
Increase (decrease) in net assets from capital stock activity	(1,554,662)	1,206,675
Total increase (decrease) in net assets	(1,705,431)	1,781,982
Net assets at beginning of period	6,704,995	4,923,013
Net assets at end of period	$4,999,564	$6,704,995

	Six Months Ended		Year Ended
	February 29, 2024 (Unaudited)		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Shares sold	68,808	849,210	166,199	2,044,621
Distributions reinvested	21,830	273,092	17,519	201,999
Shares redeemed	(224,558)	(2,676,964)	(89,677)	(1,039,945)
Total net increase (decrease)	(133,920)	(1,554,662)	94,041	1,206,675
The accompanying Notes to Financial Statements are an integral part of this statement.
Overseas SMA Completion Portfolio  | Semiannual Report 2024
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020(a)
Per share data
Net asset value, beginning of period	$12.42	$11.05	$15.65	$12.14	$12.00
Income from investment operations:
Net investment income	0.19	0.51	0.45	0.41	0.31
Net realized and unrealized gain (loss)	0.43	1.31	(4.10)	3.30	0.01
Total from investment operations	0.62	1.82	(3.65)	3.71	0.32
Less distributions to shareholders from:
Net investment income	(0.72)	(0.45)	(0.51)	(0.19)	(0.18)
Net realized gains	—	—	(0.44)	(0.01)	—
Total distributions to shareholders	(0.72)	(0.45)	(0.95)	(0.20)	(0.18)
Net asset value, end of period	$12.32	$12.42	$11.05	$15.65	$12.14
Total return	4.93%	16.82%	(24.44%)	30.77%	2.57%
Ratios to average net assets
Total gross expenses(b)	2.12%	2.15%(c)	1.60%(d),(e)	1.73%	5.92%
Total net expenses(b),(f)	0.00%	0.00%(c),(g)	0.00%(d),(e)	0.00%(g)	0.00%(g)
Net investment income	3.08%	4.29%	3.39%	2.81%	2.79%
Supplemental data
Portfolio turnover	21%	33%	53%	33%	47%
Net assets, end of period (in thousands)	$5,000	$6,705	$4,923	$8,022	$2,296

Notes to Financial Highlights
(a)	The Fund commenced operations on September 12, 2019. Per share data and total return reflect activity from that date.
(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(g)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Overseas SMA Completion Portfolio  | Semiannual Report 2024

Notes to Financial Statements
February 29, 2024 (Unaudited)
Note 1. Organization
Overseas SMA Completion Portfolio (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Shares of the Fund may only be purchased and held by or on behalf of separately managed account (SMA) clients.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
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Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the
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Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
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15

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 29, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,652
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended February 29, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	64,910
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.
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Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund does not pay a management fee to Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). However, Fund shares may only be purchased and held by or on behalf of SMAs where the Investment Manager has an agreement with the SMA program sponsor (the Program Sponsor), or directly with the SMA client, to provide investment management services to the Program Sponsor or the SMA. SMAs pay a fee directly, or indirectly through Program Sponsors, to the Investment Manager for providing investment management services to the Program Sponsor or the SMA, including on assets that may be invested in the Fund.
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17

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 29, 2024, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was 0.01%.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2024, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the underlying funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.00% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and
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Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
expenses, transaction charges and interest on borrowed money, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 29, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
4,586,000	808,000	(438,000)	370,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(379,916)	(311,082)	(690,998)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,184,145 and $2,937,162, respectively, for the six months ended February 29, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
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19

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 29, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended February 29, 2024.
Note 9. Significant risks
Completion funds risk
Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other funds for which the Investment Manager serves as investment adviser, including funds with names, investment objectives and policies similar to the Fund. This may be attributable to a wide variety of factors, including, but not limited to, the use of a differentiated investment strategy. The Fund is intended to be used as part of a broader SMA program. The performance and objectives of the Fund should be evaluated in the context of the broader SMA program. The Fund is not designed to be used as a stand-alone investment. Please contact your SMA program sponsor or financial intermediary for more information.
Financial sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the financial services sector. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events
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Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Japan. The Fund is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials.  Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic
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21

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Regulatory Risk – U.S. Banking Law
Following the conversion of Ameriprise National Trust Bank into a federal savings bank in May 2019, Ameriprise Financial, Inc. continues to be subject to ongoing supervision by the Board of Governors for the Federal Reserve System as well as applicable U.S. federal banking laws, including the Home Owners Loan Act and certain parts of the Bank Holding Company Act, including Section 13 thereof (commonly referred to as the Volcker Rule). These laws impose limits on the amount and duration of any proprietary capital held in the Fund by the Investment Manager, Ameriprise Financial, Inc. or certain of their controlled affiliates or products. The Investment Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund and because of such holding the Fund may become subject to U.S. federal banking law restrictions on proprietary trading, which would limit the Fund’s ability to purchase and sell securities on a short-term basis and thus could have a negative impact on the Fund’s ability to implement its investment objective. Reducing the seed capital in the Fund to address these trading restrictions may result in the Fund being too small to efficiently engage in certain investment strategies, which could also have a negative impact on the Fund’s performance. In addition, if the Investment Manager and/or its affiliates reduce their interest in the Fund, the Fund may be subject to additional transaction costs and adverse tax consequences. Moreover, the resulting reduced size of the Fund could threaten its ongoing economic viability and consequently lead to its liquidation.
22
Overseas SMA Completion Portfolio  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Shareholder concentration risk
At February 29, 2024, one unaffiliated shareholder of record owned 75.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Overseas SMA Completion Portfolio  | Semiannual Report 2024
23

Overseas SMA Completion Portfolio
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investment-products/managed-accounts/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investment-products/managed-accounts/
SAR307_08_P01_(04/24)

Multisector Bond SMA Completion Portfolio
Semiannual Report
February 29, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multisector Bond SMA Completion Portfolio (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investment-products/managed-accounts/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investment-products/managed-accounts/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investment-products/managed-accounts/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Multisector Bond SMA Completion Portfolio | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income and capital appreciation.
The Fund is intended to be used as part of a broader separately managed account (SMA) program. The objective of the Fund is intended to be evaluated in the context of the broader SMA program. The Fund is not designed to be used as a stand-alone investment.

Portfolio management
Gene Tannuzzo, CFA
Lead Portfolio Manager
Managed Fund since 2019
Jason Callan
Portfolio Manager
Managed Fund since 2019
Alex Christensen, CFA
Portfolio Manager
Managed Fund since 2021

Average annual total returns (%) (for the period ended February 29, 2024)
	Inception	6 Months cumulative	1 Year	Life
Multisector Bond SMA Completion Portfolio	10/29/19	7.11	12.07	4.64
Bloomberg U.S. Aggregate Bond Index		2.35	3.33	-0.91
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investment-products/managed-accounts/ or calling 800.345.6611.
The Fund is only offered to SMA clients as described in the Fund’s prospectus. The Fund’s performance does not reflect any payments to SMA program sponsors or the Investment Manager of any applicable fees by clients in SMA programs and will differ from the performance of a participant’s overall SMA. For more information about your SMA’s performance, please contact your SMA program sponsor or financial intermediary.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Multisector Bond SMA Completion Portfolio  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Portfolio breakdown (%) (at February 29, 2024)
Corporate Bonds & Notes	16.0
Money Market Funds(a)	37.8
Residential Mortgage-Backed Securities - Agency	46.2
Total	100.0

(a)
Includes investments in Money Market Funds, including investing for the purpose of covering obligations relating to the Fund’s investment in derivatives. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the
Portfolio of Investments and the derivative instruments discussion in Note 2 to the
Notes to Financial Statements.

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Quality breakdown (%) (at February 29, 2024)
AA rating	90.0
A rating	10.0
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4
Multisector Bond SMA Completion Portfolio  | Semiannual Report 2024

Fund at a Glance  (continued)
(Unaudited)

Derivative breakdown (%) (at February 29, 2024)(a)
	Asset	Liability	Net
Long futures contracts	0.04	—	0.04
Short futures contracts	—	(0.02)	(0.02)
Swap contracts	4.66	—	4.66
(a) Futures contracts and swap contracts are based upon unrealized appreciation (depreciation) as a percentage of net assets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.
Multisector Bond SMA Completion Portfolio  | Semiannual Report 2024
5

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2023 — February 29, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Multisector Bond SMA Completion Portfolio	1,000.00	1,000.00	1,071.10	1,024.91	(0.05)	(0.05)	(0.01)	0.00	0.00	0.00
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
6
Multisector Bond SMA Completion Portfolio  | Semiannual Report 2024

Portfolio of Investments
February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 27.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 5.3%
Bank of America Corp.(a)
09/15/2029	5.819%	130,000	132,524
Life Insurance 5.8%
Metropolitan Life Global Funding I(b)
08/25/2025	4.050%	150,000	147,448
Pharmaceuticals 5.5%
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	140,000	138,192
Retailers 5.1%
Amazon.com, Inc.
12/01/2025	4.600%	130,000	129,400
Technology 5.8%
Microsoft Corp.
11/03/2025	3.125%	150,000	145,804
Total Corporate Bonds & Notes (Cost $693,026)			693,368

Residential Mortgage-Backed Securities - Agency 79.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
03/13/2054	3.500%	400,000	355,824
03/13/2054	4.000%	750,000	689,981
03/13/2054	4.500%	500,000	473,264
03/13/2054	5.000%	500,000	484,844
Total Residential Mortgage-Backed Securities - Agency (Cost $2,026,624)			2,003,913

Money Market Funds 64.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(d),(e)	1,637,471	1,637,144
Total Money Market Funds (Cost $1,636,601)		1,637,144
Total Investments in Securities (Cost: $4,356,251)		4,334,425
Other Assets & Liabilities, Net		(1,809,622)
Net Assets		2,524,803
At February 29, 2024, securities and/or cash totaling $250,054 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	6	06/2024	USD	641,438	1,044	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra Bond	(4)	06/2024	USD	(511,500)	—	(540)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 40	Morgan Stanley	12/20/2028	1.000	Quarterly	1.664	USD	1,000,000	18,165	—	—	18,165	—
Markit CDX North America Investment Grade Index, Series 41	Morgan Stanley	12/20/2028	5.000	Quarterly	3.381	USD	1,485,000	99,487	—	—	99,487	—
Total								117,652	—	—	117,652	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio  | Semiannual Report 2024
7

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 29, 2024.

(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 29, 2024, the total value of these securities amounted to $147,448, which represents 5.84% of total net assets.

(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(e)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	1,158,101	1,536,981	(1,058,088)	150	1,637,144	(11)	45,897	1,637,471
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Multisector Bond SMA Completion Portfolio  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	693,368	—	693,368
Residential Mortgage-Backed Securities - Agency	—	2,003,913	—	2,003,913
Money Market Funds	1,637,144	—	—	1,637,144
Total Investments in Securities	1,637,144	2,697,281	—	4,334,425
Investments in Derivatives
Asset
Futures Contracts	1,044	—	—	1,044
Swap Contracts	—	117,652	—	117,652
Liability
Futures Contracts	(540)	—	—	(540)
Total	1,637,648	2,814,933	—	4,452,581
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
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9

Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,719,650)	$2,697,281
Affiliated issuers (cost $1,636,601)	1,637,144
Margin deposits on:
Futures contracts	23,840
Swap contracts	226,214
Receivable for:
Dividends	6,977
Interest	11,436
Variation margin for futures contracts	469
Variation margin for swap contracts	3,086
Expense reimbursement due from Investment Manager	352
Prepaid expenses	1,179
Deferred compensation of board members	7,284
Total assets	4,615,262
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	2,029,675
Variation margin for futures contracts	4,691
Transfer agent fees	7
Compensation of board members	1,024
Other expenses	32,788
Deferred compensation of board members	22,274
Total liabilities	2,090,459
Net assets applicable to outstanding capital stock	$2,524,803
Represented by
Paid in capital	3,709,881
Total distributable earnings (loss)	(1,185,078)
Total - representing net assets applicable to outstanding capital stock	$2,524,803
Shares outstanding	193,641
Net asset value per share	13.04
The accompanying Notes to Financial Statements are an integral part of this statement.
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Multisector Bond SMA Completion Portfolio  | Semiannual Report 2024

Statement of Operations
Six Months Ended February 29, 2024 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$45,897
Interest	17,005
Total income	62,902
Expenses:
Transfer agent fees	42
Custodian fees	9,098
Printing and postage fees	3,849
Registration fees	15,061
Accounting services fees	20,693
Legal fees	6,448
Compensation of board members	5,504
Deferred compensation of board members	2,036
Other	2,380
Total expenses	65,111
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(65,196)
Total net expenses	(85)
Net investment income	62,987
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(254)
Investments — affiliated issuers	(11)
Futures contracts	(889)
Swap contracts	84,462
Net realized gain	83,308
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(9,991)
Investments — affiliated issuers	150
Futures contracts	151
Swap contracts	29,810
Net change in unrealized appreciation (depreciation)	20,120
Net realized and unrealized gain	103,428
Net increase in net assets resulting from operations	$166,415
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio  | Semiannual Report 2024
11

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations
Net investment income	$62,987	$104,755
Net realized gain (loss)	83,308	(52,449)
Net change in unrealized appreciation (depreciation)	20,120	239,074
Net increase in net assets resulting from operations	166,415	291,380
Distributions to shareholders
Net investment income and net realized gains	(63,830)	(100,230)
Total distributions to shareholders	(63,830)	(100,230)
Increase (decrease) in net assets from capital stock activity	63,830	(839,714)
Total increase (decrease) in net assets	166,415	(648,564)
Net assets at beginning of period	2,358,388	3,006,952
Net assets at end of period	$2,524,803	$2,358,388

	Six Months Ended		Year Ended
	February 29, 2024 (Unaudited)		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Distributions reinvested	5,039	63,830	8,197	100,230
Shares redeemed	—	—	(79,245)	(939,944)
Total net increase (decrease)	5,039	63,830	(71,048)	(839,714)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Multisector Bond SMA Completion Portfolio  | Semiannual Report 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020(a)
Per share data
Net asset value, beginning of period	$12.50	$11.58	$12.72	$11.73	$12.00
Income from investment operations:
Net investment income	0.33	0.52	0.21	0.05	0.12
Net realized and unrealized gain (loss)	0.54	0.92	(0.99)	0.99	(0.26)
Total from investment operations	0.87	1.44	(0.78)	1.04	(0.14)
Less distributions to shareholders from:
Net investment income	(0.33)	(0.52)	(0.27)	(0.05)	(0.13)
Net realized gains	—	—	(0.09)	—	—
Total distributions to shareholders	(0.33)	(0.52)	(0.36)	(0.05)	(0.13)
Net asset value, end of period	$13.04	$12.50	$11.58	$12.72	$11.73
Total return	7.11%	12.58%	(6.21%)	8.91%	(1.16%)
Ratios to average net assets
Total gross expenses(b)	5.40%	5.56%	0.62%(c)	3.72%(c)	5.21%
Total net expenses(b),(d)	(0.01)%(e)	(0.01)%(e)	0.00%(c)	0.00%(c),(f)	0.00%
Net investment income	5.23%	4.30%	1.66%	0.37%	1.28%
Supplemental data
Portfolio turnover	520%	1,205%	372%	15%	0%
Net assets, end of period (in thousands)	$2,525	$2,358	$3,007	$22,280	$2,054

Notes to Financial Highlights
(a)	The Fund commenced operations on October 29, 2019. Per share data and total return reflect activity from that date.
(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	8/31/2022	8/31/2021
No Class	0.01%	less than 0.01%

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)
Total net expenses include the impact of an expense reimbursement by the Investment Manager of indirect expenses related to investments in underlying funds. Had indirect expenses been incurred directly, the total net expense ratio would have been 0.00%.

(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio  | Semiannual Report 2024
13

Notes to Financial Statements
February 29, 2024 (Unaudited)
Note 1. Organization
Multisector Bond SMA Completion Portfolio (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Shares of the Fund may only be purchased and held by or on behalf of separately managed account (SMA) clients.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
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Multisector Bond SMA Completion Portfolio  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or
Multisector Bond SMA Completion Portfolio  | Semiannual Report 2024
15

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
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Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Multisector Bond SMA Completion Portfolio  | Semiannual Report 2024
17

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 29, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	117,652 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,044 *
Total		118,696

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	540 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 29, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	84,462	84,462
Interest rate risk	(889)	—	(889)
Total	(889)	84,462	83,573

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	29,810	29,810
Interest rate risk	151	—	151
Total	151	29,810	29,961
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended February 29, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,706,438
Futures contracts — short	702,695
Credit default swap contracts — sell protection	2,490,687
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Multisector Bond SMA Completion Portfolio  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 29, 2024:
Morgan Stanley ($)
Assets
Centrally cleared credit default swap contracts (a)	3,086
Total financial and derivative net assets	3,086
Total collateral received (pledged) (b)	-
Net amount (c)	3,086

Multisector Bond SMA Completion Portfolio  | Semiannual Report 2024
19

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
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Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund does not pay a management fee to Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). However, Fund shares may only be purchased and held by or on behalf of SMAs where the Investment Manager has an agreement with the SMA program sponsor (the Program Sponsor), or directly with the SMA client, to provide investment management services to the Program Sponsor or the SMA. SMAs pay a fee directly, or indirectly through Program Sponsors, to the Investment Manager for providing investment management services to the Program Sponsor or the SMA, including on assets that may be invested in the Fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
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21

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 29, 2024, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was 0.00%.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2024, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the underlying funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.00% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 29, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
4,356,000	121,000	(24,000)	97,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(1,355,932)	(4,900)	(1,360,832)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
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Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $12,598,738 and $11,900,000, respectively, for the six months ended February 29, 2024, of which $11,906,693 and $11,900,000, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 29, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended February 29, 2024.
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23

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Note 9. Significant risks
Completion funds risk
Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other funds for which the Investment Manager serves as investment adviser, including funds with names, investment objectives and policies similar to the Fund. This may be attributable to a wide variety of factors, including, but not limited to, the use of a differentiated investment strategy. The Fund is intended to be used as part of a broader SMA program. The performance and objectives of the Fund should be evaluated in the context of the broader SMA program. The Fund is not designed to be used as a stand-alone investment. Please contact your SMA program sponsor or financial intermediary for more information.
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity.
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Multisector Bond SMA Completion Portfolio  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Certain money market funds may impose a discretionary liquidity fee of up to 2% on redemptions if that fee is determined to be in the best interest of the fund and, by October 2, 2024 or earlier, certain money market funds must impose a mandatory liquidity fee on redemptions if net redemptions exceed 5% of their net assets. Such fees, if imposed, will reduce the amount the Fund receives on redemptions. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the
Multisector Bond SMA Completion Portfolio  | Semiannual Report 2024
25

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Regulatory Risk – U.S. Banking Law
Following the conversion of Ameriprise National Trust Bank into a federal savings bank in May 2019, Ameriprise Financial, Inc. continues to be subject to ongoing supervision by the Board of Governors for the Federal Reserve System as well as applicable U.S. federal banking laws, including the Home Owners Loan Act and certain parts of the Bank Holding Company Act, including Section 13 thereof (commonly referred to as the Volcker Rule). These laws impose limits on the amount and duration of any proprietary capital held in the Fund by the Investment Manager, Ameriprise Financial, Inc. or certain of their controlled affiliates or products. The Investment Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund and because of such holding the Fund may become subject to U.S. federal banking law restrictions on proprietary trading, which would limit the Fund’s ability to purchase and sell securities on a short-term basis and thus could have a negative impact on the Fund’s ability to implement its investment objective. Reducing the seed capital in the Fund to address these trading restrictions may result in the Fund being too small to efficiently engage in certain investment strategies, which could also have a negative impact on the Fund’s performance. In addition, if the Investment Manager and/or its affiliates reduce their interest in the Fund, the Fund may be subject to additional transaction costs and adverse tax consequences. Moreover, the resulting reduced size of the Fund could threaten its ongoing economic viability and consequently lead to its liquidation.
Shareholder concentration risk
At February 29, 2024, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal,
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Multisector Bond SMA Completion Portfolio  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Multisector Bond SMA Completion Portfolio  | Semiannual Report 2024
27

Multisector Bond SMA Completion Portfolio
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investment-products/managed-accounts/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investment-products/managed-accounts/
SAR308_08_P01_(04/24)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Treasurer,
Chief Accounting Officer, Principal Financial Officer and Senior Vice President

Date	April 22, 2024